UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA		01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant's telephone number, including area code:		413-788-8411

Date of fiscal year end:	10/31/09

Date of reporting period:	4/30/09

Item 1. Reports to Stockholders.

MassMutual Premier Funds

Semiannual Report

April 30, 2009

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Table of Contents

President's Letter to Shareholders	1
Portfolio Summary	3
Portfolio of Investments
MassMutual Premier Money Market Fund	22
MassMutual Premier Short-Duration Bond Fund	24
MassMutual Premier Inflation-Protected and Income Fund (formerly known as MassMutual Premier Inflation-Protected Bond Fund)	32
MassMutual Premier Core Bond Fund	33
MassMutual Premier Diversified Bond Fund	44
MassMutual Premier Strategic Income Fund	53
MassMutual Premier High Yield Fund	72
MassMutual Premier International Bond Fund	75
MassMutual Premier Balanced Fund	77
MassMutual Premier Value Fund	89
MassMutual Premier Enhanced Index Value Fund	90
MassMutual Premier Enhanced Index Core Equity Fund	96
MassMutual Premier Main Street Fund	102
MassMutual Premier Capital Appreciation Fund	111
MassMutual Premier Enhanced Index Growth Fund	113
MassMutual Premier Discovery Value Fund	119
MassMutual Premier Small Capitalization Value Fund	121
MassMutual Premier Main Street Small Cap Fund	123
MassMutual Premier Small Company Opportunities Fund	141
MassMutual Premier Global Fund	159
MassMutual Premier International Equity Fund	161
MassMutual Premier Focused International Fund	164
MassMutual Premier Strategic Emerging Markets Fund	166
Statements of Assets and Liabilities	168
Statements of Operations	180
Statements of Changes in Net Assets	186
Financial Highlights	198
Notes to Financial Statements	262
Other Information	316

This material must be preceded or accompanied by a current prospectus for the MassMutual Premier Funds. Investors should consider a Fund's investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus. Read it carefully before investing.

[THIS PAGE INTENTIONALLY LEFT BLANK]

MassMutual Premier Funds – President's Letter to Shareholders

 To Our Shareholders

Eric Wietsma

"As a reminder, the financial markets, like our economy, have always been cyclical, but historically have provided opportunities for growth over the long term. Maintaining a coherent financial strategy over time is one of the best things you can do to help yourself as you strive for a comfortable financial future."

April 30, 2009

Welcome to the MassMutual Premier Funds Semiannual Report covering the six months ended April 30, 2009. Negative news on the markets and economy dominated headlines, and many average Americans became familiar with more aspects of finance and business than they probably ever expected. Toward the end of the six months covered by this report, however, some breaks in the economic clouds seemed to appear and investors drove stocks up in response during March and April.

Key events define the period

During the period, the National Bureau of Economic Research announced that the U.S. had been in a recession since December 2007; investors navigated a highly volatile market environment and witnessed some of the widest share-price swings in decades; the lack of liquidity in the credit markets continued to hinder the fortunes of businesses of all sizes across many sectors; the U.S. elected and inaugurated President Barack Obama; economic and market woes triggered unprecedented intervention from the U.S. Government and governments across the globe; retailers suffered through one of the worst holiday shopping seasons in years; the Federal Reserve reduced the federal funds rate (the interest rate that financial institutions charge each other for borrowing funds overnight) to a historic low of between zero and 0.25%; unemployment continued to rise; financial institutions, U.S. automakers and other beneficiaries received capital injections from the U.S. Treasury's Troubled Asset Relief Program (TARP); Congress approved the $787 billion American Recovery and Reinvestment Act of 2009; and the International Monetary Fund (IMF) became central to an international commitment to stimulate and provide assistance to the global economy.

For the six months ended April 30, 2009, the blue-chip Dow Jones Industrial AverageSM ("Dow"), declined 12.41%, and the S&P 500® Index, a broad measure of large-cap stock activity, fell 8.53%. Other key market benchmarks also experienced declines during the period. The NASDAQ Composite® Index outperformed all other broad equity indexes, but still lost 0.21%. Small-cap stocks, as measured by the Russell 2000® Index, dropped 8.40%, and foreign stocks also endured their share of declines, as the MSCI® EAFE® Index, a measure of foreign developed markets, finished the six months down 2.64%. In this environment, fixed-income investments were largely positive, and the Barclays Capital U.S. Aggregate Bond Index finished with an advance of 7.74%.*

The six months in review

November 2008 began by continuing the unfortunate trend of market declines that had characterized much of the year, and significant sell-offs occurred in the first few weeks of the month. Small-cap and technology stocks were hit the hardest, falling 12% and 14%, respectively. Oil prices declined, gold rallied and high-quality fixed-income investment returns were positive, benefiting from investors' pursuit of safety. December marked a substantial turnaround for equity markets, which showed improved performance, and most broad indexes finished in positive territory for the month. The year 2009 began by extending the market losses from 2008, and January was negative across the board for stocks. Fixed-income performance was mixed, and the Barclays Capital U.S. Aggregate Bond Index fell almost 1% for the month. Major equity indexes fell in February to their lowest levels in 12 years due in large part to continued concerns about the health of the financial system and a 6.2% drop in fourth quarter U.S. gross domestic product (GDP). Stocks advanced in March, due largely to the cumulative

* Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – President's Letter to Shareholders (Continued)

effect of the various U.S. policy initiatives and steps taken by some foreign governments. Some economic signs indicated the recession may be moving past its trough. Reports on housing, retail sales, and durable goods orders all reflected better-than-expected results, and the Federal Reserve's announcement of its bond purchase program helped drive up the levels of mortgage refinancing. In this environment, fixed-income investors sought higher yields, helping lower-quality, high-yield bonds outperform their higher-quality counterparts. The month of April began with rioting in the streets of London during the G-20 Summit and ended with U.S. automaker Chrysler filing for federal bankruptcy protection. April also represented one of the strongest monthly gains for equities this decade.

Keep your eye on the future

As a reminder, the financial markets, like our economy, have always been cyclical, but historically have provided opportunities for growth over the long term. We believe investors should consider an "all-weather" portfolio, meaning one that can serve your needs in a variety of market conditions and that takes into account your risk tolerance and time horizon, so that abrupt changes in midstream are not necessary. Maintaining a coherent financial strategy over time is one of the best things you can do to help yourself as you strive for a comfortable financial future.

I thank you for your continued confidence in MassMutual.

Sincerely,

Eric Wietsma
President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 5/1/09 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier Funds – Portfolio Summary

What is the investment objective of MassMutual Premier Money Market Fund, and who is the Fund's sub-adviser?
This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Money Market Fund Asset Allocation (% of Net Assets) on 4/30/09 (Unaudited)
Commercial Paper	90.4%
Discount Notes	7.6%
U.S. Treasury Bills	3.6%
Total Short-Term Investments	101.6%
Other Assets and Liabilities	(1.6)%
Net Assets	100.0%

What is the investment objective of MassMutual Premier Short-Duration Bond Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment-grade fixed-income securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Short-Duration Bond Fund Quality Structure (% of Net Assets) on 4/30/09 (Unaudited)
U.S. Government, Aaa/AAA	52.3%
Aa/AA	3.3%
A/A	9.8%
Baa/BBB	18.1%
Ba/BB	2.1%
B and Below	1.1%
Equities	0.1%
Total Long-Term Investments	86.8%
Short-Term Investments and Other Assets and Liabilities	13.2%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by normally investing at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital). The Fund's name changed from MassMutual Premier Inflation-Protected Bond Fund to MassMutual Premier Inflation-Protected and Income Fund on May 4, 2009.

MassMutual Premier Inflation-Protected and Income Fund Quality Structure (% of Net Assets) on 4/30/09 (Unaudited)
U.S. Government, Aaa/AAA	100.5%
Total Long-Term Investments	100.5%
Short-Term Investments and Other Assets and Liabilities	(0.5)%
Net Assets	100.0%

What is the investment objective of MassMutual Premier Core Bond Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment-grade fixed-income securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Core Bond Fund Quality Structure (% of Net Assets) on 4/30/09 (Unaudited)
U.S. Government, Aaa/AAA	57.3%
Aa/AA	4.0%
A/A	12.5%
Baa/BBB	19.5%
Ba/BB	3.3%
B and Below	0.9%
Equities	0.1%
Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Diversified Bond Fund, and who is the Fund's sub-adviser?	This Fund seeks a superior total rate of return by investing in fixed-income instruments. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Diversified Bond Fund Quality Structure (% of Net Assets) on 4/30/09 (Unaudited)
U.S. Government, Aaa/AAA	61.0%
Aa/AA	4.0%
A/A	11.5%
Baa/BBB	17.1%
Ba/BB	3.0%
B and Below	1.6%
Equities	0.2%
Total Long-Term Investments	98.4%
Short-Term Investments and Other Assets and Liabilities	1.6%
Net Assets	100.0%

What is the investment objective of MassMutual Premier Strategic Income Fund, and who is the Fund's sub-adviser?	This Fund seeks high current income by investing mainly in fixed-income debt securities. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Strategic Income Fund Quality Structure (% of Net Assets) on 4/30/09 (Unaudited)
U.S. Government, Aaa/AAA	32.9%
Aa/AA	7.3%
A/A	8.2%
Baa/BBB	11.9%
Ba/BB	14.2%
B and Below	7.5%
Not rated	10.8%
Equities	0.0%
Mutual Funds	9.4%
Total Long-Term Investments	102.2%
Other Assets and Liabilities	(2.2)%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier High Yield Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high-yield debt and related securities. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier High Yield Fund Quality Structure (% of Net Assets) on 4/30/09 (Unaudited)
Aaa/AAA	6.0%
Baa/BBB	5.3%
Ba/BB	40.6%
B and Below	42.3%
Total Long-Term Investments	94.2%
Short-Term Investments and Other Assets and Liabilities	5.8%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier International Bond Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve a high total rate of return by investing, under normal circumstances, at least 80% of its net assets in foreign fixed-income securities. The Fund's sub-adviser is Baring International Investment Limited (Baring).

MassMutual Premier International Bond Fund Quality Structure (% of Net Assets) on 4/30/09 (Unaudited)
Aaa/AAA	59.3%
Aa/AA	17.8%
A/A	18.7%
Baa/BBB	0.9%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

MassMutual Premier International Bond Fund Country Weightings (% of Net Assets) on 4/30/09 (Unaudited)
Germany	15.7%
United Kingdom	12.8%
Japan	7.4%
France	5.7%
Ireland	5.4%
Austria	5.0%
Spain	4.9%
Canada	4.7%
Netherlands	4.6%
Italy	4.5%
Belgium	4.5%
Finland	4.3%
Greece	4.1%
Portugal	3.0%
Poland	2.9%
Mexico	2.5%
Luxembourg	1.8%
United States	1.7%
Australia	1.2%
Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Balanced Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed-income securities and money market instruments. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Balanced Fund Asset Allocation (% of Net Assets) on 4/30/09 (Unaudited)
Equities	58.2%
Bonds & Notes	39.6%
Mutual Funds	0.8%
Rights	0.0%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

MassMutual Premier Balanced Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Exxon Mobil Corp.	2.7%
International Business Machines Corp.	1.2%
Chevron Corp.	1.2%
AT&T, Inc.	1.2%
Johnson & Johnson	1.2%
General Electric Co.	1.1%
Apple, Inc.	1.0%
JP Morgan Chase & Co.	1.0%
Wal-Mart Stores, Inc.	0.9%
Pfizer, Inc.	0.9%
12.4%

What is the investment objective of MassMutual Premier Value Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Chevron Corp.	5.1%
The Lubrizol Corp.	5.0%
Tyco International Ltd.	4.6%
Merck & Co., Inc.	4.0%
Everest Re Group Ltd.	3.9%
The Kroger Co.	3.7%
AT&T, Inc.	3.5%
Navistar International Corp.	3.5%
JP Morgan Chase & Co.	3.3%
PG&E Corp.	3.3%
39.9%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Non-cyclical	24.1%
Financial	18.8%
Energy	14.1%
Communications	12.3%
Consumer, Cyclical	8.2%
Industrial	6.9%
Basic Materials	6.0%
Utilities	5.6%
Technology	0.5%
Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Enhanced Index Value Fund, and who is the Fund's sub-adviser?
This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Enhanced Index Value Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Exxon Mobil Corp.	7.0%
AT&T, Inc.	3.8%
Chevron Corp.	3.4%
General Electric Co.	3.3%
JP Morgan Chase & Co.	3.0%
Pfizer, Inc.	2.7%
Johnson & Johnson	2.7%
Verizon Communications, Inc.	2.3%
The Procter & Gamble Co.	2.3%
Wells Fargo & Co.	2.1%
32.6%

MassMutual Premier Enhanced Index Value Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Non-cyclical	22.6%
Financial	22.1%
Energy	15.6%
Communications	11.9%
Industrial	9.4%
Consumer, Cyclical	6.8%
Utilities	6.6%
Technology	2.5%
Basic Materials	2.4%
Total Long-Term Investments	99.9%
Other Assets and Liabilities	0.1%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Enhanced Index Core Equity Fund, and who is the Fund's sub-adviser?
This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

"Standard & Poor's® ," "S&P® ," "Standard & Poor's 500," "500" and "S&P 500® " are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Babson Capital. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

MassMutual Premier Enhanced Index Core Equity Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Exxon Mobil Corp.	4.5%
Chevron Corp.	2.1%
International Business Machines Corp.	2.0%
Johnson & Johnson	1.9%
General Electric Co.	1.7%
AT&T, Inc.	1.7%
The Procter & Gamble Co.	1.6%
Apple, Inc.	1.6%
Wal-Mart Stores, Inc.	1.6%
Cisco Systems, Inc.	1.5%
20.2%

MassMutual Premier Enhanced Index Core Equity Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Non-cyclical	25.0%
Technology	13.4%
Energy	11.8%
Communications	11.4%
Financial	10.9%
Industrial	10.2%
Consumer, Cyclical	7.9%
Utilities	3.8%
Mutual Funds	2.9%
Basic Materials	2.6%
Diversified	0.0%
Total Long-Term Investments	99.9%
Short-Term Investments and Other Assets and Liabilities	0.1%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Main Street Fund, and who is the Fund's sub-adviser?
This Fund seeks a high total return by investing mainly in common stocks of U.S. companies of different capitalization ranges based on fundamental analysis and quantitative models. The Fund currently focuses on "larger-capitalization" (or "larger-cap") issuers. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Exxon Mobil Corp.	3.9%
Microsoft Corp.	2.4%
Chevron Corp.	2.2%
Cisco Systems, Inc.	1.9%
International Business Machines Corp.	1.9%
Hewlett-Packard Co.	1.7%
Intel Corp.	1.7%
AT&T, Inc.	1.6%
Johnson & Johnson	1.5%
Pfizer, Inc.	1.5%
20.3%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Non-cyclical	17.7%
Energy	17.0%
Technology	16.2%
Industrial	13.9%
Communications	13.5%
Financial	8.4%
Consumer, Cyclical	7.7%
Basic Materials	4.1%
Utilities	0.7%
Diversified	0.0%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Capital Appreciation Fund, and who is the Fund's sub-adviser?
This Fund seeks long-term capital appreciation by investing mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the Fund's sub-adviser believes may appreciate in value over the long term. The Fund's sub-adviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Capital Appreciation Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Qualcomm, Inc.	3.8%
Google, Inc. Class A	3.7%
Monsanto Co.	3.2%
Apple, Inc.	3.1%
Research In Motion Ltd.	2.3%
Baxter International, Inc.	2.0%
Lockheed Martin Corp.	1.9%
Nestle SA	1.9%
Mastercard, Inc. Class A	1.9%
Express Scripts, Inc.	1.8%
25.6%

MassMutual Premier Capital Appreciation Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Non-cyclical	28.0%
Technology	17.3%
Communications	15.4%
Energy	8.8%
Financial	7.9%
Industrial	7.7%
Consumer, Cyclical	6.8%
Basic Materials	6.2%
Total Long-Term Investments	98.1%
Short-Term Investments and Other Assets and Liabilities	1.9%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Enhanced Index Growth Fund, and who is the Fund's sub-adviser?
This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark. The Fund's sub-adviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Enhanced Index Growth Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
International Business Machines Corp.	3.7%
Microsoft Corp.	3.4%
Cisco Systems, Inc.	2.5%
Apple, Inc.	2.4%
Oracle Corp.	2.3%
Wal-Mart Stores, Inc.	2.0%
Hewlett-Packard Co.	2.0%
Google, Inc. Class A	1.8%
Abbott Laboratories	1.8%
Intel Corp.	1.7%
23.6%

MassMutual Premier Enhanced Index Growth Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Non-cyclical	25.6%
Technology	23.6%
Communications	11.9%
Industrial	11.9%
Consumer, Cyclical	10.6%
Energy	7.5%
Financial	3.2%
Basic Materials	3.1%
Utilities	1.8%
Total Long-Term Investments	99.2%
Short-Term Investments and Other Assets and Liabilities	0.8%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Discovery Value Fund, and who is the Fund's sub-adviser?
This Fund seeks long-term capital appreciation by investing mainly in stocks of U.S. issuers having a market capitalization up to $13 billion. This includes both small-cap stocks (stocks of issuers that have a market capitalization under $3 billion) and mid-cap stocks (stocks of issuers having a capitalization between $3 billion and $13 billion). The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Discovery Value Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
CMS Energy Corp.	2.9%
Everest Re Group Ltd.	2.8%
ACE Ltd.	2.6%
Navistar International Corp.	2.5%
Assurant, Inc.	2.3%
Tyco International Ltd.	2.3%
The Lubrizol Corp.	2.3%
Lorillard, Inc.	2.3%
Molson Coors Brewing Co. Class B	2.2%
TeleTech Holdings, Inc.	1.9%
24.1%

MassMutual Premier Discovery Value Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Non-cyclical	16.6%
Financial	14.9%
Consumer, Cyclical	12.9%
Industrial	12.5%
Communications	9.0%
Utilities	8.0%
Energy	5.8%
Technology	4.0%
Basic Materials	3.9%
Mutual Funds	3.2%
Diversified	0.6%
Total Long-Term Investments	91.4%
Short-Term Investments and Other Assets and Liabilities	8.6%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Small Capitalization Value Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve long-term capital appreciation primarily through investment in small to medium-size companies. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Small Capitalization Value Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Jos. A. Bank Clothiers, Inc.	2.3%
Polaris Industries, Inc.	2.2%
Sybase, Inc.	2.2%
Bob Evans Farms, Inc.	2.1%
Aspen Insurance Holdings Ltd.	2.0%
Comfort Systems USA, Inc.	2.0%
A. Schulman, Inc.	1.9%
Emcor Group, Inc.	1.9%
Tractor Supply Co.	1.9%
Granite Construction, Inc.	1.9%
20.4%

MassMutual Premier Small Capitalization Value Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Financial	33.3%
Consumer, Cyclical	18.2%
Industrial	11.6%
Technology	10.3%
Consumer, Non-cyclical	6.8%
Utilities	5.1%
Basic Materials	4.8%
Communications	4.0%
Energy	2.5%
Total Long-Term Investments	96.6%
Short-Term Investments and Other Assets and Liabilities	3.4%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Main Street Small Cap Fund, and who is the Fund's sub-adviser?
This Fund seeks capital appreciation by mainly investing in common stocks of small-capitalization ("small-cap") U.S. companies based on fundamental analysis and quantitative models that the Fund's sub-adviser believes have favorable business trends or prospects. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Main Street Small Cap Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Convergys Corp.	0.4%
Temple-Inland, Inc.	0.4%
The Warnaco Group, Inc.	0.4%
WESCO International, Inc.	0.3%
Wyndham Worldwide Corp.	0.3%
CommScope, Inc.	0.3%
Skyworks Solutions, Inc.	0.3%
The Buckle, Inc.	0.3%
Emcor Group, Inc.	0.3%
3Com Corp.	0.3%
3.3%

MassMutual Premier Main Street Small Cap Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Cyclical	20.3%
Industrial	18.5%
Consumer, Non-cyclical	16.6%
Financial	12.5%
Technology	12.0%
Communications	9.6%
Energy	5.9%
Basic Materials	4.6%
Utilities	0.9%
Diversified	0.0%
Total Long-Term Investments	100.9%
Short-Term Investments and Other Assets and Liabilities	(0.9)%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Small Company Opportunities Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered by the Fund's sub-adviser to be realistically valued. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Small Company Opportunities Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Convergys Corp.	0.4%
Temple-Inland, Inc.	0.4%
WESCO International, Inc.	0.3%
The Warnaco Group, Inc.	0.3%
Skyworks Solutions, Inc.	0.3%
Wyndham Worldwide Corp.	0.3%
CommScope, Inc.	0.3%
The Buckle, Inc.	0.3%
Emcor Group, Inc.	0.3%
Tech Data Corp.	0.3%
3.2%

MassMutual Premier Small Company Opportunities Fund Sector Table (% of Net Assets) on 4/30/09 (Unaudited)
Consumer, Cyclical	19.9%
Industrial	18.2%
Consumer, Non-cyclical	16.2%
Financial	12.2%
Technology	11.7%
Communications	9.3%
Energy	5.8%
Basic Materials	4.5%
Utilities	0.8%
Diversified	0.0%
Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Global Fund, and who is the Fund's sub-adviser?	This Fund seeks long-term capital appreciation by investing mainly in common stocks of companies in the U.S. and foreign countries. The Fund's sub-adviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Telefonaktiebolaget LM Ericsson Class B	4.5%
Siemens AG	2.5%
Juniper Networks, Inc.	2.4%
Roche Holding AG	2.4%
LVMH Moet Hennessy Louis Vuitton SA	2.1%
Credit Suisse Group	2.1%
Microsoft Corp.	2.0%
SAP AG	1.9%
Infosys Technologies Ltd.	1.8%
eBay, Inc.	1.8%
23.5%

MassMutual Premier Global Fund Country Weightings (% of Net Assets) on 4/30/09 (Unaudited)
United States	32.8%
Japan	11.9%
United Kingdom	9.0%
Sweden	7.1%
Germany	7.0%
Switzerland	6.9%
France	6.1%
Mexico	3.0%
Netherlands	2.9%
India	2.5%
Taiwan	2.1%
Brazil	1.7%
Panama	1.6%
Spain	1.3%
Italy	1.3%
Canada	1.0%
Finland	0.9%
Cayman Islands	0.7%
Turkey	0.5%
Norway	0.5%
Australia	0.1%
Total Long-Term Investments	100.9%
Other Assets and Liabilities	(0.9)%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier International Equity Fund, and who is the Fund's sub-adviser?
This Fund seeks to achieve a high total rate of return over the long term by investing in a diversified portfolio of foreign and domestic equity securities. The Fund's sub-adviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Autonomy Corp. PLC	3.1%
Capita Group PLC	2.5%
Sonic Healthcare Ltd.	2.1%
Synthes, Inc.	2.1%
Nidec Corp.	2.0%
Telefonaktiebolaget LM Ericsson Class B	1.9%
BG Group PLC	1.9%
Tandberg ASA	1.8%
ABB Ltd.	1.8%
QBE Insurance Group Ltd.	1.7%
20.9%

MassMutual Premier International Equity Fund Country Weightings (% of Net Assets) on 4/30/09 (Unaudited)
United Kingdom	23.8%
Japan	14.4%
Switzerland	10.4%
United States	9.5%
France	9.4%
Australia	6.7%
Germany	3.7%
Spain	2.9%
Sweden	2.5%
Italy	2.5%
Netherlands	2.3%
India	2.2%
Brazil	1.8%
Norway	1.8%
South Africa	1.4%
Denmark	1.1%
Finland	0.8%
Panama	0.8%
New Zealand	0.7%
Lebanon	0.6%
Mexico	0.5%
Ireland	0.4%
Bermuda	0.4%
Luxembourg	0.1%
Canada	0.0%
Total Long-Term Investments	100.7%
Other Assets and Liabilities	(0.7)%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Focused International Fund, and who is the Fund's sub-adviser?
This Fund seeks long-term capital appreciation by investing, under normal circumstances, a minimum of 90% of its net assets in equity securities. The Fund normally will invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International Europe Australasia Far East (MSCI® EAFE® ) Index. The Fund's sub-adviser is Baring International Investment Limited (Baring).

MassMutual Premier Focused International Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Centamin Egypt Ltd.	2.4%
Oil Search Ltd.	2.3%
Mitsui Fudosan Co. Ltd.	2.3%
Yara International ASA	2.3%
Unicharm Corp.	2.3%
Julius Baer Holding AG	2.3%
Secom Co. Ltd.	2.2%
Suez Environnement SA	2.2%
Fresenius SE	2.2%
Zurich Financial Services AG	2.2%
22.7%

MassMutual Premier Focused International Fund Country Weightings (% of Net Assets) on 4/30/09 (Unaudited)
United Kingdom	29.7%
Japan	16.0%
Switzerland	10.6%
France	8.2%
Germany	7.8%
Papua New Guinea	4.4%
Spain	3.5%
Australia	2.4%
Norway	2.3%
Channel Islands	2.1%
Greece	2.1%
Italy	2.0%
Hong Kong	2.0%
Denmark	1.9%
Netherlands	1.5%
Total Long-Term Investments	96.5%
Short-Term Investments and Other Assets and Liabilities	3.5%
Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summary (Continued)

What is the investment objective of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund's sub-adviser?
This Fund seeks long-term capital growth by normally investing at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to MSCI (Morgan Stanley Capital International) Barra. The Fund's sub-adviser is Baring International Investment Limited (Baring).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 4/30/09 (Unaudited)
Petroleo Brasileiro SA Sponsored ADR (Brazil)	4.6%
China Mobile Ltd.	4.5%
Gazprom OAO Sponsored ADR (Russia)	4.1%
Itau Unibanco Banco Multiplo SA Sponsored ADR (Brazil)	3.9%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	3.6%
America Movil SAB de C.V. Sponsored ADR (Mexico)	2.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	2.8%
MTN Group Ltd.	2.5%
Industrial & Commercial Bank of China	2.4%
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	2.2%
33.4%

MassMutual Premier Strategic Emerging Markets Fund Country Weightings (% of Net Assets) on 4/30/09 (Unaudited)
Brazil	17.6%
Russia	11.8%
Republic of Korea	10.0%
Mexico	7.1%
South Africa	6.9%
Taiwan	6.6%
China	6.4%
Hong Kong	6.1%
Cayman Islands	5.3%
Israel	4.4%
Indonesia	3.4%
Turkey	2.7%
Bermuda	2.0%
Egypt	1.5%
Malaysia	1.4%
Channel Islands	1.3%
India	1.3%
Thailand	0.9%
Switzerland	0.3%
Total Long-Term Investments	97.0%
Short-Term Investments and Other Assets and Liabilities	3.0%
Net Assets	100.0%

MassMutual Premier Money Market Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 101.6%
Commercial Paper – 90.4%
Abbey National Treasury 1.010% 10/28/09	$23,000,000	$23,001,141
American Honda Finance Corp. 0.900% 7/06/09	22,000,000	21,963,700
Bank of America Corp. 0.450% 6/08/09	22,500,000	22,489,313
Baxter International 0.250% 5/05/09	19,200,000	19,199,467
Baxter International 0.250% 5/06/09	3,300,000	3,299,885
Becton Dickinson & Co. 0.200% 6/05/09	4,200,000	4,199,183
Becton Dickinson & Co. 0.220% 5/12/09	13,439,000	13,438,097
Becton Dickinson & Co. 0.230% 5/05/09	4,500,000	4,499,885
Bryant Park Funding LLC 0.350% 5/15/09	22,200,000	22,196,978
Cargill, Inc. 0.200% 5/06/09	11,606,000	11,605,678
Cargill, Inc. 0.200% 5/07/09	10,825,000	10,824,639
Caterpillar Finance Service Co. 0.450% 7/07/09	527,000	526,559
CBA (Delaware) Finance, Inc. 0.750% 6/11/09	15,200,000	15,187,017
CBA (Delaware) Finance, Inc. 0.790% 6/04/09	7,300,000	7,294,553
Citigroup Funding, Inc. 0.250% 5/26/09	22,500,000	22,496,094
Coca-Cola Co. 0.300% 7/08/09	22,000,000	21,987,533
ConocoPhillips 0.200% 5/19/09	12,800,000	12,798,720
ConocoPhillips 0.270% 5/01/09	500,000	500,000
ConocoPhillips 0.370% 6/22/09	8,910,000	8,905,238
Danske Corp. 0.740% 7/14/09	22,200,000	22,166,231
Deere & Co. 0.350% 6/24/09	12,400,000	12,393,490
Deere & Co. 0.370% 6/17/09	10,000,000	9,995,169
Ecolab, Inc. 0.520% 6/03/09	11,800,000	11,794,375
Ecolab, Inc. 0.550% 5/28/09	10,500,000	10,495,669
Falcon Asset Security Co. LLC 0.330% 5/05/09	22,200,000	22,199,186
Gen Dynamics Corp. 0.190% 5/14/09	22,200,000	22,198,477
General Electric Capital Corp. 0.700% 7/13/09	22,400,000	22,368,205
Hewlett Packard Co. 0.500% 6/02/09	2,500,000	2,498,889
Illinois Tool Works, Inc. 0.250% 5/15/09	6,700,000	6,699,349
Illinois Tool Works, Inc. 0.350% 5/04/09	3,000,000	2,999,913
Illinois Tool Works, Inc. 0.350% 5/07/09	4,200,000	4,199,755
ING Funding LLC 0.600% 6/03/09	10,000,000	9,994,500
ING Funding LLC 0.670% 7/16/09	1,714,000	1,711,576
ING Funding LLC 1.070% 7/06/09	7,800,000	7,784,699
J.P. Morgan Chase Funding, Inc. 0.500% 5/08/09	18,300,000	18,298,221
Johnson & Johnson 0.250% 7/20/09	8,973,000	8,968,015
Johnson & Johnson 0.380% 6/30/09	7,357,000	7,352,341
L'Oreal, Inc. 0.200% 5/22/09	10,000,000	9,998,833
Microsoft Corp. 0.180% 6/16/09	4,700,000	4,698,919
Nestle Capital Corp. 0.210% 6/22/09	12,800,000	12,796,117
Nestle Capital Corp. 2.100% 6/09/09	9,600,000	9,578,160
Nstar Electric Co. 0.150% 5/12/09	3,500,000	3,499,840
Paccar Financial Corp. 0.130% 5/01/09	5,500,000	5,500,000
Paccar Financial Corp. 0.500% 5/06/09	15,700,000	15,698,910
Parker-Hannifin Corp. 0.250% 5/21/09	10,200,000	10,198,583
Parker-Hannifin Corp. 0.350% 5/04/09	12,382,000	12,381,639
Pepsi Americas, Inc. 0.250% 5/11/09	2,600,000	2,599,819
Pepsi Americas, Inc. 0.250% 5/20/09	9,700,000	9,698,720
Pepsi Americas, Inc. 0.350% 6/10/09	10,000,000	9,996,111
Pfizer, Inc. 0.210% 7/09/09	21,835,000	21,826,211
Praxair, Inc. 0.180% 6/24/09	8,984,000	8,981,574
Procter & Gamble International Fundings 0.350% 5/04/09	18,446,000	18,445,462
Rockwell Collins, Inc. 0.130% 5/13/09	13,314,000	13,313,423
Rockwell Collins, Inc. 0.220% 5/05/09	9,000,000	8,999,780
Sigma Aldrich Corp. 0.130% 5/08/09	14,700,000	14,699,628
Southern Co. 0.200% 5/12/09	4,158,000	4,157,746
Southern Co. 0.200% 5/27/09	5,200,000	5,199,249
Southern Co. 0.220% 5/22/09	13,142,000	13,140,313
Toyota Motor Credit 0.350% 7/15/09	22,200,000	22,183,813
Unilever Capital Corp. 0.370% 5/11/09	22,000,000	21,997,739
United Technologies 0.130% 5/26/09	6,493,000	6,492,414
Wal-Mart Stores, Inc. 0.750% 9/08/09	1,560,000	1,555,775
Wal-Mart Stores, Inc. 0.800% 9/08/09	22,600,000	22,534,711
Windmill Funding Corp. 0.430% 5/18/09	22,500,000	22,495,431
Wisconsin Electric & Power Co. 0.230% 5/01/09	22,300,000	22,300,000
Discount Notes – 7.6%
Federal Home Loan Bank Discount Notes 0.948% 4/01/10	4,000,000	4,000,000
Federal Home Loan Bank Discount Notes 2.900% 7/01/09	18,725,000	18,632,987
Federal Home Loan Mortgage Corp. 0.410% 6/29/09	368,000	367,753

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.550% 7/28/09	$9,400,000	$9,387,362
Federal National Mortgage Association 0.160% 5/18/09	14,590,000	14,588,898
Federal National Mortgage Association 0.450% 6/18/09	4,012,000	4,009,593
Federal National Mortgage Association 0.490% 7/22/09	9,092,000	9,081,852
Federal National Mortgage Association 0.560% 8/26/09	6,257,000	6,245,612
U.S. Treasury Bills – 3.6%
U. S. Treasury Bill 0.165% 5/15/09	1,970,000	1,969,874
U.S. Treasury Bill 0.315% 10/22/09	26,460,000	26,419,778
U.S. Treasury Bill 2.140% 7/02/09	2,425,000	2,416,065
TOTAL SHORT-TERM INVESTMENTS (Cost $882,620,434)		882,620,434
TOTAL INVESTMENTS – 101.6% (Cost $882,620,434) (a)		882,620,434
Other Assets/ (Liabilities) – (1.6)%		(13,865,033)
NET ASSETS – 100.0%		$868,755,401

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $550,000) (a) (b) (c) (d)	5,500	$395,348
TOTAL PREFERRED STOCK (Cost $550,000)		395,348
TOTAL EQUITIES (Cost $550,000)		395,348
	Principal Amount
BONDS & NOTES – 86.7%
CORPORATE DEBT – 46.4%
Advertising – 0.2%
Interpublic Group of Cos., Inc. 5.400% 11/15/09	$775,000	771,125
Aerospace & Defense – 0.2%
Goodrich Corp. 6.125% 3/01/19	660,000	643,544
Agriculture – 1.2%
Altria Group, Inc. 9.700% 11/10/18	1,130,000	1,320,451
BAT International Finance PLC (a) 8.125% 11/15/13	1,085,000	1,171,159
Cargill, Inc. (a) 5.200% 1/22/13	1,200,000	1,166,910
		3,658,520
Apparel – 0.0%
Kellwood Co. 7.875% 7/15/09	300,000	57,000
Banks – 3.9%
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,509,529
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,225,434
Citibank NA FRN 1.382% 3/30/11	750,000	749,810
Credit Suisse / New York 5.500% 5/01/14	760,000	761,950
HSBC Finance Corp. 6.375% 10/15/11	175,000	172,783
Pnc Funding Corp. 1.420% 4/01/12	1,000,000	998,828
State Street Bank and Trust Co. FRN 1.488% 9/15/11	1,100,000	1,107,656
State Street Corp. 2.150% 4/30/12	450,000	449,221
Union Bank NA FRN 1.520% 3/16/12	1,250,000	1,252,165
Wachovia Bank NA 7.800% 8/18/10	600,000	613,594
Wells Fargo & Co. FRN 1.452% 6/15/12	1,000,000	1,003,170
Wells Fargo & Co. 4.375% 1/31/13	1,300,000	1,251,301
Wells Fargo & Co. 5.625% 12/11/17	865,000	806,453
		11,901,894
Beverages – 0.7%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	396,567
Foster's Finance Corp. (a) 6.875% 6/15/11	1,000,000	1,019,057
PepsiCo, Inc. 7.900% 11/01/18	500,000	603,437
		2,019,061
Building Materials – 0.6%
American Standard, Inc. 7.625% 2/15/10	900,000	915,988
CRH America, Inc. 5.300% 10/15/13	425,000	357,513
CRH America, Inc. 8.125% 7/15/18	725,000	604,653
		1,878,154
Chemicals – 1.3%
Cytec Industries, Inc. 5.500% 10/01/10	600,000	597,213
Ecolab, Inc. 4.875% 2/15/15	1,400,000	1,374,362
EI Du Pont de Nemours & Co. 5.000% 1/15/13	475,000	492,652
EI Du Pont de Nemours & Co. 6.000% 7/15/18	175,000	179,707
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,311,820
		3,955,754
Commercial Services – 1.1%
Deluxe Corp. 7.375% 6/01/15	180,000	135,000
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	650,000	639,617
Equifax, Inc. 6.300% 7/01/17	800,000	659,509
ERAC USA Finance Co. (a) 5.800% 10/15/12	1,000,000	838,236
ERAC USA Finance Co. (a) 7.950% 12/15/09	1,155,000	1,122,880
		3,395,242
Computers – 0.6%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	475,000	508,039
EMC Corp. 1.750% 12/01/13	400,000	411,000
International Business Machines Corp. 7.625% 10/15/18	800,000	948,559
		1,867,598
Diversified Financial – 10.8%
American Express Credit Corp. 7.300% 8/20/13	860,000	861,551
American General Finance Corp. 5.900% 9/15/12	500,000	220,753
American General Finance Corp. 6.900% 12/15/17	925,000	372,788
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,021,218
CIT Group, Inc. 5.125% 9/30/14	290,000	160,168
CIT Group, Inc. 7.625% 11/30/12	1,800,000	1,116,376
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,205,707
Citigroup, Inc. 5.500% 2/15/17	840,000	579,169

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 6.500% 8/19/13	$720,000	$657,076
Eaton Vance Corp. 6.500% 10/02/17	575,000	500,780
Emerald Investment Grade CBO Ltd. (Acquired 4/23/99, Cost $290,339) FRN (a) (b) 3.054% 5/24/11	224,864	219,580
Ford Motor Credit Co. LLC 7.375% 10/28/09	1,675,000	1,608,420
GATX Financial Corp. 5.125% 4/15/10	1,975,000	1,946,463
General Electric Capital Corp. FRN 1.411% 3/11/11	1,500,000	1,496,959
General Electric Capital Corp. FRN 2.214% 12/09/11	1,375,000	1,399,164
The Goldman Sachs Group, Inc. 1.625% 7/15/11	3,750,000	3,768,007
The Goldman Sachs Group, Inc. 5.150% 1/15/14	250,000	244,487
The Goldman Sachs Group, Inc. 5.625% 1/15/17	775,000	663,935
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	672,403
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	363,143
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	350,000	366,107
International Lease Finance Corp. 5.625% 9/20/13	300,000	169,037
JP Morgan Chase & Co. FRN 1.331% 2/23/11	500,000	500,768
JP Morgan Chase & Co. FRN 1.550% 6/15/12	1,350,000	1,353,734
JP Morgan Chase & Co. 2.625% 12/01/10	1,500,000	1,533,411
JP Morgan Chase & Co. 6.300% 4/23/19	805,000	792,155
Lazard Group LLC 6.850% 6/15/17	650,000	521,862
Lazard Group LLC 7.125% 5/15/15	805,000	679,619
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	1,235,000	175,988
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,575,977
Morgan Stanley FRN 1.508% 2/10/12	1,500,000	1,506,568
Morgan Stanley FRN 1.526% 3/13/12	1,250,000	1,252,136
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	1,600,000	1,875,678
SLM Corp. 5.000% 10/01/13	1,100,000	715,206
Textron Financial Corp. 5.125% 11/01/10	1,130,000	972,657
		33,069,050
Electric – 4.4%
Allegheny Energy Supply 7.800% 3/15/11	300,000	308,678
Allegheny Energy Supply (a) 8.250% 4/15/12	475,000	479,736
Carolina Power & Light Co. 5.125% 9/15/13	780,000	824,639
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	265,768
Consumers Energy Co. 4.400% 8/15/09	425,000	426,101
Entergy Gulf States, Inc. 5.250% 8/01/15	1,925,000	1,743,309
Kansas Gas & Electric Co. 5.647% 3/29/21	491,335	461,791
Kiowa Power Partners LLC (a) 4.811% 12/30/13	301,179	292,395
MidAmerican Funding LLC 6.750% 3/01/11	1,000,000	1,046,111
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	640,391	632,386
Monongahela Power 6.700% 6/15/14	500,000	506,602
Monongahela Power 7.360% 1/15/10	700,000	712,867
Nevada Power Co. Series L 5.875% 1/15/15	650,000	628,634
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	977,060
PPL Energy Supply LLC 6.300% 7/15/13	600,000	608,938
Tampa Electric Co. 6.375% 8/15/12	750,000	758,370
Tenaska Oklahoma (a) 6.528% 12/30/14	331,567	337,731
TransAlta Corp. 5.750% 12/15/13	1,250,000	1,166,335
TransAlta Corp. 6.650% 5/15/18	300,000	271,904
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	533,484	554,196
Wisconsin Public Service Corp. 5.650% 11/01/17	450,000	431,731
		13,435,282
Environmental Controls – 0.3%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	590,000	592,950
Waste Management, Inc. 6.100% 3/15/18	435,000	399,466
		992,416
Foods – 1.4%
Ahold Finance USA, Inc. 6.250% 5/01/09	1,000,000	1,000,000
Delhaize Group 6.500% 6/15/17	1,180,000	1,156,660
Kellogg Co. 5.125% 12/03/12	855,000	897,122
The Kroger Co. 7.500% 1/15/14	260,000	289,629
Sara Lee Corp. 3.875% 6/15/13	60,000	57,479
Smithfield Foods, Inc. 7.000% 8/01/11	1,130,000	906,825
		4,307,715
Forest Products & Paper – 0.3%
Rock-Tenn Co. 5.625% 3/15/13	180,000	162,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rock-Tenn Co. 8.200% 8/15/11	$650,000	$653,250
		815,250
Gas – 0.3%
Florida Gas Transmission Co. 7.900% 5/15/19	685,000	681,753
Southwest Gas Corp. 8.375% 2/15/11	375,000	389,008
		1,070,761
Hand & Machine Tools – 0.6%
Black & Decker Corp. 8.950% 4/15/14	750,000	789,700
Kennametal, Inc. 7.200% 6/15/12	950,000	943,521
		1,733,221
Health Care — Products – 0.3%
Covidien International Finance SA 5.450% 10/15/12	600,000	622,809
Medtronic, Inc. 1.625% 4/15/13	325,000	292,906
		915,715
Health Care — Services – 0.4%
Roche Holdings, Inc. (a) 5.000% 3/01/14	500,000	524,157
Roche Holdings, Inc. (a) 6.000% 3/01/19	660,000	686,238
		1,210,395
Holding Company — Diversified – 0.1%
Leucadia National Corp. 7.000% 8/15/13	460,000	395,600
Home Builders – 0.2%
Centex Corp. 7.875% 2/01/11	350,000	349,125
D.R. Horton, Inc. 4.875% 1/15/10	170,000	167,450
Lennar Corp. Series B 5.125% 10/01/10	80,000	74,600
		591,175
Household Products – 0.3%
Kimberly-Clark Corp. 6.125% 8/01/17	800,000	856,192
Housewares – 0.2%
Newell Rubbermaid, Inc. 4.000% 5/01/10	495,000	478,606
Whirlpool Corp. 8.600% 5/01/14	135,000	138,327
		616,933
Insurance – 0.3%
Prudential Financial, Inc. 5.800% 6/15/12	1,000,000	914,941
Investment Companies – 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	335,000	250,948
Iron & Steel – 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	342,961
Leisure Time – 0.1%
Brunswick Corp. 11.750% 8/15/13	675,000	453,993
Lodging – 0.4%
MGM Mirage 6.000% 10/01/09	400,000	336,000
MGM Mirage 6.750% 9/01/12	340,000	202,300
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	250,000	230,000
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	565,000	525,450
		1,293,750
Machinery — Diversified – 0.5%
Briggs & Stratton Corp. 8.875% 3/15/11	855,000	857,137
Roper Industries, Inc. 6.625% 8/15/13	720,000	723,487
		1,580,624
Manufacturing – 1.3%
Bombardier, Inc. (a) 6.750% 5/01/12	330,000	301,950
Cooper US, Inc. 6.100% 7/01/17	775,000	796,451
General Electric Co. 5.250% 12/06/17	1,000,000	946,300
Illinois Tool Works, Inc. (a) 5.150% 4/01/14	1,320,000	1,309,213
Tyco Electronics Group SA 6.000% 10/01/12	375,000	341,857
Tyco Electronics Group SA 6.550% 10/01/17	325,000	250,132
		3,945,903
Media – 3.4%
CBS Corp. 6.625% 5/15/11	650,000	650,897
Comcast Corp. 5.500% 3/15/11	1,860,000	1,923,835
Cox Communications, Inc. 4.625% 1/15/10	2,865,000	2,864,390
McGraw-Hill Cos., Inc. 5.375% 11/15/12	750,000	730,772
Rogers Communications, Inc. 5.500% 3/15/14	260,000	261,399
Scholastic Corp. 5.000% 4/15/13	575,000	460,000
Shaw Communications, Inc. 8.250% 4/11/10	1,540,000	1,565,025
Thomson Corp. 5.700% 10/01/14	1,495,000	1,471,014
Time Warner Cable, Inc. 7.500% 4/01/14	460,000	494,133
		10,421,465
Metal Fabricate & Hardware – 0.3%
Timken Co. 5.750% 2/15/10	920,000	920,267
Mining – 0.7%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	1,058,400
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	480,000	452,616
Vale Overseas Ltd. 6.250% 1/23/17	535,000	520,796
		2,031,812
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	280,000	266,006
Oil & Gas – 1.3%
Devon Energy Corp. 6.300% 1/15/19	215,000	222,539

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marathon Oil Corp. 6.500% 2/15/14	$520,000	$539,548
Noble Holding International Ltd. 7.375% 3/15/14	735,000	752,736
OAO Gazprom (a) 9.625% 3/01/13	455,000	437,937
The Premcor Refining Group, Inc. 6.750% 5/01/14	320,000	311,926
Shell International Finance 5.625% 6/27/11	100,000	107,296
Tesoro Corp. 6.500% 6/01/17	400,000	325,000
Transocean Ltd. 1.500% 12/15/37	400,000	353,500
XTO Energy, Inc. 4.900% 2/01/14	1,000,000	987,876
		4,038,358
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	220,000	181,500
Packaging & Containers – 0.6%
Packaging Corp. of America 5.750% 8/01/13	1,400,000	1,300,741
Pactiv Corp. 5.875% 7/15/12	280,000	265,183
Pactiv Corp. 6.400% 1/15/18	200,000	175,477
Rock-Tenn Co. 9.250% 3/15/16	175,000	178,063
		1,919,464
Pharmaceuticals – 0.8%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,744,011
Pfizer, Inc. FRN 3.173% 3/15/11	750,000	769,436
		2,513,447
Pipelines – 2.2%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,190,000	1,254,992
DCP Midstream LLC (a) 9.750% 3/15/19	465,000	461,308
Duke Capital LLC 7.500% 10/01/09	700,000	710,534
Enbridge, Inc. 5.800% 6/15/14	1,360,000	1,299,676
Enterprise Products Operating LP 7.500% 2/01/11	210,000	215,837
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	235,544
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	165,043
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	550,000	529,858
Plains All American Pipeline Co. 5.625% 12/15/13	685,000	618,323
Southern Natural Gas Co. (a) 5.900% 4/01/17	420,000	382,201
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	264,159
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	627,408
		6,764,883
Real Estate Investment Trusts (REITS) – 0.7%
Brandywine Operating Partnership LP 5.625% 12/15/10	550,000	490,230
iStar Financial, Inc. Series B 5.700% 3/01/14	385,000	134,750
Senior Housing Properties Trust 8.625% 1/15/12	175,000	168,000
Weingarten Realty Investors, Series A 7.500% 12/19/10	1,225,000	1,206,777
		1,999,757
Retail – 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	193,319
Lowe's Cos., Inc. 5.600% 9/15/12	425,000	449,285
		642,604
Savings & Loans – 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	665,000	408,996
Software – 0.5%
Fiserv, Inc. 6.125% 11/20/12	1,500,000	1,486,681
Telecommunications – 2.6%
AT&T, Inc. 4.850% 2/15/14	1,000,000	1,036,972
British Telecom PLC STEP 8.625% 12/15/10	1,125,000	1,175,649
Embarq Corp. 7.082% 6/01/16	65,000	62,400
Qwest Corp. 7.875% 9/01/11	1,900,000	1,885,750
Qwest Corp. 8.875% 3/15/12	400,000	406,000
Rogers Communications, Inc. 6.375% 3/01/14	450,000	474,392
Sprint Nextel Corp. 6.000% 12/01/16	600,000	498,000
Verizon Communications, Inc. 8.750% 11/01/18	540,000	645,215
Verizon New England, Inc. 6.500% 9/15/11	500,000	524,700
Verizon Wireless Capital LLC (a) 7.375% 11/15/13	735,000	817,786
Vodafone Group PLC 7.750% 2/15/10	300,000	311,149
		7,838,013
Transportation – 0.4%
Canadian National Railway Co. 5.850% 11/15/17	370,000	384,479
Con-way, Inc. 8.875% 5/01/10	930,000	916,335
		1,300,814
Trucking & Leasing – 0.2%
GATX Corp. 8.750% 5/15/14	695,000	692,642
TOTAL CORPORATE DEBT (Cost $150,045,367)		142,367,426
MUNICIPAL OBLIGATIONS – 0.1%
State of California 5.950% 4/01/16	245,000	256,858
TOTAL MUNICIPAL OBLIGATIONS (Cost $246,240)		256,858

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.7%
Commercial MBS – 4.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	$2,500,000	$1,869,399
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,530,000	1,325,490
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	1,000,000	894,173
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	700,000	548,755
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	2,100,000	1,811,696
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	1,125,000	846,203
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (a) 6.425% 1/15/18	1,350,000	378,722
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	975,000	772,061
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	975,000	717,297
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	592,039
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,775,000	2,300,664
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	969,568
		13,026,067
Home Equity ABS – 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	4,440	3,873
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 4.188% 12/25/37	3,350,000	207,448
		211,321
Student Loans ABS – 0.5%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $788,563), Series 2005-2A, Class 2B1 FRN (a) (b) 2.288% 9/20/10	775,000	532,813
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $1,034,615), Series 2005-1, Class B1U7 FRN (a) (b) 2.536% 1/11/13	1,025,000	136,838
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (b) 1.888% 6/20/14	1,600,000	307,500
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $460,575), Series 2005-1A, Class B2 FRN (a) (b) 3.888% 9/20/10	460,000	167,684
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $581,469), Series 2005-1A, Class A7 FRN (a) (b) 3.288% 9/20/10	575,000	244,285
		1,389,120
WL Collateral CMO – 1.9%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.527% 7/20/36	654,004	416,833
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.517% 8/25/34	421,893	345,800
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.957% 2/25/34	65,149	39,537
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	55,900	27,690
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/31	12,738	11,726
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.844% 8/25/34	109,659	93,325

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.637% 1/19/38	$1,118,374	$408,490
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.548% 5/25/37	1,672,361	859,597
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.310% 8/25/34	185,930	104,753
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.688% 8/25/36	468,153	234,533
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 4.876% 2/25/34	654,525	527,734
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.221% 7/25/33	13,130	10,846
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.358% 2/25/34	27,071	21,850
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.330% 2/25/34	2,318	1,416
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.618% 6/25/46	2,070,506	778,141
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.628% 4/25/46	1,385,352	490,035
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.870% 3/25/34	129,600	92,053
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	226,440	198,082
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.914% 4/25/44	322,689	116,424
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.574% 12/25/34	1,473,466	1,186,368
		5,965,233
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.292% 6/25/32	102,233	45,864
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,316,266)		20,637,605
SOVEREIGN DEBT OBLIGATIONS – 0.3%
Brazilian Government International Bond 5.875% 1/15/19	711,000	696,780
Colombia Government International Bond 7.375% 3/18/19	356,000	373,800
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,050,664)		1,070,580
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 31.9%
Pass-Through Securities – 31.9%
Federal Home Loan Mortgage Corp.
Pool #1Q0239 5.407% 3/01/37	1,720,645	1,773,364
Pool #G11723 5.500% 7/01/20	311,252	325,684
Pool #A56828 5.500% 2/01/37	1,908,614	1,977,056
Pool #A69653 5.500% 12/01/37	1,770,350	1,833,834
Pool #E00856 7.500% 6/01/15	19,604	20,794
Federal National Mortgage Association
Pool #775539 3.899% 5/01/34	841,069	856,405
Pool #888586 4.278% 10/01/34	1,695,304	1,732,804
Pool #684154 5.500% 2/01/18	65,710	68,962
Pool #702331 5.500% 5/01/18	703,103	737,681
Pool #725796 5.500% 9/01/19	4,934,449	5,170,956
Pool #844564 5.500% 12/01/20	1,130,524	1,182,590
Pool #745525 5.500% 5/01/21	7,007,375	7,325,718
Pool #826713 5.500% 8/01/35	5,712,270	5,964,413
Pool #826735 5.500% 8/01/35	797,301	832,494
Pool #912449 5.500% 3/01/37	650,247	676,714
Pool #918516 5.500% 6/01/37	4,106,855	4,260,542
Pool #960211 5.500% 8/01/37	1,117,026	1,158,827
Pool #965490 5.500% 12/01/37	1,785,934	1,852,767
Pool #882203 6.500% 9/01/36	229,960	243,991
Pool #894850 6.500% 9/01/36	558,306	592,371
Pool #801772 6.500% 11/01/36	227,041	240,894
Pool #903789 6.500% 11/01/36	34,588	36,699
Pool #904896 6.500% 11/01/36	413,873	439,125
Pool #910426 6.500% 1/01/37	532,450	564,938
Pool #915983 6.500% 3/01/37	497,469	527,823
Pool #917578 6.500% 4/01/37	177,152	187,961
Pool #928419 6.500% 5/01/37	474,501	503,453
Pool #256771 6.500% 6/01/37	265,575	281,779
Pool #942028 6.500% 6/01/37	394,049	418,092
Pool #899771 6.500% 7/01/37	435,459	462,029

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #941315 6.500% 7/01/37	$17,744	$18,826
Pool #893175 6.500% 8/01/37	342,722	363,634
Pool #942750 6.500% 8/01/37	262,354	278,361
Pool #933009 6.500% 9/01/37	479,355	508,603
Pool #953263 6.500% 10/01/37	769,206	816,140
Pool #925765 6.500% 11/01/37	494,855	525,049
Pool #965955 6.500% 1/01/38	491,116	521,082
Pool #968413 6.500% 1/01/38	119,777	127,085
Pool #933401 6.500% 2/01/38	772,718	819,865
Pool #966050 6.500% 2/01/38	40,379	42,843
Pool #968565 6.500% 2/01/38	682,015	723,628
Pool #971728 6.500% 2/01/38	612,126	649,475
Pool #929615 6.500% 6/01/38	379,031	402,158
Pool #982532 6.500% 9/01/38	429,237	455,427
Pool #986100 6.500% 9/01/38	430,223	456,474
Pool #988662 6.500% 9/01/38	979,544	1,039,312
Pool #990052 6.500% 9/01/38	207,739	220,414
Pool #991031 6.500% 9/01/38	247,450	262,549
Pool #990218 6.500% 9/01/38	318,870	338,326
Pool #990246 6.500% 9/01/38	820,148	870,190
Pool #990316 6.500% 9/01/38	179,902	190,878
Government National Mortgage Association
Pool #658710 6.000% 5/15/37	488,081	510,750
Pool #608502 6.000% 7/15/37	44,779	46,859
Pool #671330 6.000% 7/15/37	3,294,502	3,447,516
Pool #661536 6.500% 12/15/36	2,164,860	2,284,519
Pool #660060 6.500% 1/15/37	2,506,016	2,644,532
Pool #664937 6.500% 8/15/37	1,477,873	1,559,560
Pool #502124 7.500% 8/15/29	13,613	14,634
Pool #507545 7.500% 8/15/29	39,163	42,102
Government National Mortgage Association TBA(f) Pool #20361 6.000% 3/01/27	33,892,000	35,374,775
		97,806,326
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $92,555,643)		97,806,326
U.S. TREASURY OBLIGATIONS – 1.3%
U.S. Treasury Bonds & Notes – 1.3%
U.S. Treasury Inflation Index 0.625% 4/15/13	958,581	941,207
U.S. Treasury Note 4.875% 5/31/11	2,910,000	3,145,983
		4,087,190
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,019,990)		4,087,190
TOTAL BONDS & NOTES (Cost $283,234,170)		266,225,985
TOTAL LONG-TERM INVESTMENTS (Cost $283,784,170)		266,621,333
SHORT-TERM INVESTMENTS – 22.7%
Commercial Paper (h) – 22.4%
Altria Group, Inc. 1.200% 6/15/09	7,283,000	7,272,076
BMW US Capital LLC 0.750% 5/05/09	3,215,000	3,214,732
BMW US Capital LLC 1.050% 5/20/09	4,398,000	4,395,563
Cadbury Schweppes Financial 1.400% 5/27/09	3,598,000	3,594,362
Centrica PLC 1.500% 5/18/09	5,935,000	5,930,796
Eaton Corp. 1.050% 5/11/09	2,799,000	2,798,184
Eaton Corp. 1.050% 6/08/09	4,244,000	4,239,296
Elsevier Financial SA 0.800% 5/01/09	4,479,000	4,479,000
Ingersoll Rand Global Holdings Co. 1.500% 5/11/09	4,000,000	3,998,333
Ingersoll Rand Global Holdings Co. 1.750% 5/19/09	3,248,000	3,245,158
ITT Corp. 1.500% 6/01/09	6,885,000	6,876,107
Kellogg Co. 1.150% 5/27/09	3,180,000	3,177,359
Lincoln National Corp. 1.950% 5/07/09	2,848,000	2,847,074
Lincoln National Corp. 1.950% 5/08/09	6,737,000	6,734,446
Volkswagen Of America 3.200% 5/06/09	1,852,000	1,851,177
WellPoint, Inc. 1.400% 7/13/09	4,000,000	3,988,644
U.S. Treasury Bills – 0.3%
U.S. Treasury Bill, 0.309%, due 7/30/09 (g)	1,000,000	999,227
TOTAL SHORT-TERM INVESTMENTS (Cost $69,641,534)		69,641,534
TOTAL INVESTMENTS – 109.5% (Cost $353,425,704) (i)		336,262,867
Other Assets/ (Liabilities) – (9.5)%		(29,294,961)
NET ASSETS – 100.0%		$306,967,906

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
CBO	Collateralized Bond Obligation
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $15,445,507 or 5.03% of net assets.
(b)	Restricted security. (Note 2).
(c)	Non-income producing security.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	Security is currently in default.
(f)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(g)	This security is held as collateral for open futures contracts. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover forward purchase commitments. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 100.5%
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 0.1%
Student Loans ABS – 0.1%
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 1.000% 10/27/14	$142,697	$141,270
SLM Student Loan Trust, Series 2008-9, Class A FRN 1.000% 4/25/23	196,444	195,707
		336,977
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $337,299)		336,977
U.S. TREASURY OBLIGATIONS – 100.4%
U.S. Treasury Inflation Index 0.625% 4/15/13	6,102,800	5,992,187
U.S. Treasury Inflation Index 1.375% 7/15/18	2,759,699	2,694,587
U.S. Treasury Inflation Index 1.625% 1/15/15	10,966,458	10,908,199
U.S. Treasury Inflation Index 1.625% 1/15/18	8,152,235	8,109,035
U.S. Treasury Inflation Index 1.750% 1/15/28	6,369,883	5,739,862
U.S. Treasury Inflation Index 1.875% 7/15/13	12,169,400	12,410,887
U.S. Treasury Inflation Index 1.875% 7/15/15	6,462,575	6,528,210
U.S. Treasury Inflation Index 2.000% 4/15/12	5,766,043	5,905,689
U.S. Treasury Inflation Index 2.000% 1/15/14	13,830,069	14,115,529
U.S. Treasury Inflation Index 2.000% 7/15/14	11,913,735	12,170,449
U.S. Treasury Inflation Index 2.000% 1/15/16	7,584,058	7,714,409
U.S. Treasury Inflation Index 2.000% 1/15/26	8,556,785	7,997,920
U.S. Treasury Inflation Index 2.375% 4/15/11	10,875,854	11,108,665
U.S. Treasury Inflation Index 2.375% 1/15/17	7,927,046	8,298,626
U.S. Treasury Inflation Index 2.375% 1/15/25	12,656,585	12,545,840
U.S. Treasury Inflation Index 2.375% 1/15/27	7,174,845	7,097,490
U.S. Treasury Inflation Index 2.500% 7/15/16	10,620,959	11,206,888
U.S. Treasury Inflation Index 2.500% 1/15/29	4,076,160	4,157,046
U.S. Treasury Inflation Index 2.625% 7/15/17	8,506,532	9,110,093
U.S. Treasury Inflation Index 3.000% 7/15/12	12,914,772	13,623,067
U.S. Treasury Inflation Index 3.375% 1/15/12	5,245,260	5,559,975
U.S. Treasury Inflation Index 3.375% 4/15/32	2,169,397	2,603,785
U.S. Treasury Inflation Index 3.500% 1/15/11	6,387,455	6,628,981
U.S. Treasury Inflation Index 3.625% 4/15/28	7,837,527	9,062,753
U.S. Treasury Inflation Index 3.875% 4/15/29	9,975,952	12,005,502
TOTAL U.S. TREASURY OBLIGATIONS (Cost $212,326,200)		213,295,674
TOTAL BONDS & NOTES (Cost $212,663,499)		213,632,651
TOTAL LONG-TERM INVESTMENTS (Cost $212,663,499)		213,632,651
SHORT-TERM INVESTMENTS – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co. Repurchase Agreement, Dated 4/30/09, 0.050%, due 5/01/09 (a)	1,425,398	1,425,398
TOTAL SHORT-TERM INVESTMENTS (Cost $1,425,398)		1,425,398
TOTAL INVESTMENTS – 101.2% (Cost $214,088,897) (b)		215,058,049
Other Assets/ (Liabilities) – (1.2)%		(2,651,852)
NET ASSETS – 100.0%		$212,406,197

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
FRN	Floating Rate Note
(a)	Maturity value of $1,425,400. Collateralized by U.S. Government Agency obligations with a rate of 4.176%, maturity date of 5/01/35, and an aggregate market value, including accrued interest, of $1,454,255.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.1%
PREFERRED STOCK – 0.1%
Investment Companies – 0.1%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $1,250,000) (a) (b) (c) (d)	12,500	$898,519
TOTAL PREFERRED STOCK (Cost $1,250,000)		898,519
TOTAL EQUITIES (Cost $1,250,000)		898,519
	Principal Amount
BONDS & NOTES – 97.5%
CORPORATE DEBT – 42.8%
Advertising – 0.1%
Interpublic Group of Cos., Inc. 5.400% 11/15/09	$822,000	817,890
Aerospace & Defense – 0.4%
General Dynamics Corp. 5.250% 2/01/14	2,050,000	2,175,726
Goodrich Corp. 6.125% 3/01/19	1,925,000	1,877,004
		4,052,730
Agriculture – 0.4%
Cargill, Inc. (a) (e) 5.200% 1/22/13	3,875,000	3,768,147
Airlines – 0.0%
United Air Lines, Inc. (b) (f) 10.110% 12/31/49	355,004	-
US Airways, Inc. Class B (b) (f) 1.000% 4/15/49	1,151,000	11
		11
Apparel – 0.2%
Kellwood Co. 7.875% 7/15/09	973,000	184,870
VF Corp. (e) 6.450% 11/01/37	2,510,000	2,175,525
		2,360,395
Banks – 2.8%
Bank of America Corp. (e) 2.100% 4/30/12	3,250,000	3,270,647
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,270,367
Bank of America Corp. 7.400% 1/15/11	121,248	120,864
Bank of America Corp. Series L (e) 5.650% 5/01/18	6,700,000	5,454,269
Credit Suisse / New York 5.500% 5/01/14	2,635,000	2,641,761
HSBC Finance Corp. 6.375% 10/15/11	669,000	660,523
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	1,700,211
Wachovia Bank NA 6.600% 1/15/38	4,410,000	3,469,784
Wachovia Corp. 5.300% 10/15/11	3,778,000	3,801,915
Wachovia Corp. 5.750% 6/15/17	2,120,000	1,943,620
Wells Fargo & Co. (e) 4.375% 1/31/13	4,250,000	4,090,791
Wells Fargo & Co. 5.625% 12/11/17	1,075,000	1,002,240
		29,426,992
Beverages – 0.6%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,156,883
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	968,000	758,141
Anheuser-Busch InBev Worldwide, Inc. (a) 8.200% 1/15/39	1,165,000	1,167,345
The Coca-Cola Co. 5.350% 11/15/17	1,825,000	1,924,577
Foster's Finance Corp. (a) 6.875% 6/15/11	872,000	888,618
		5,895,564
Building Materials – 0.5%
American Standard, Inc. (e) 7.625% 2/15/10	3,006,000	3,059,402
CRH America, Inc. (e) 8.125% 7/15/18	2,300,000	1,918,209
		4,977,611
Chemicals – 1.3%
Cytec Industries, Inc. 5.500% 10/01/10	1,918,000	1,909,091
Ecolab, Inc. (e) 4.875% 2/15/15	4,540,000	4,456,859
Ecolab, Inc. 6.875% 2/01/11	110,000	116,358
EI Du Pont de Nemours & Co. 5.000% 1/15/13	1,600,000	1,659,459
EI Du Pont de Nemours & Co. 6.000% 7/15/18	1,175,000	1,206,605
Praxair, Inc. (e) 5.250% 11/15/14	3,900,000	4,092,879
		13,441,251
Commercial Services – 0.8%
Deluxe Corp. 7.375% 6/01/15	500,000	375,000
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	2,174,000	2,139,273
Equifax, Inc. 7.000% 7/01/37	1,370,000	947,489
ERAC USA Finance Co. (a) 6.700% 6/01/34	1,620,000	1,019,362
ERAC USA Finance Co. (a) (e) 7.000% 10/15/37	4,865,000	3,397,468
ERAC USA Finance Co. (a) 7.950% 12/15/09	37,000	35,971
		7,914,563
Computers – 0.3%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	1,646,000	1,760,488
EMC Corp. 1.750% 12/01/13	1,300,000	1,335,750
		3,096,238
Diversified Financial – 7.4%
American Express Co. 6.150% 8/28/17	1,060,000	946,241

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Express Credit Corp. (e) 7.300% 8/20/13	$4,125,000	$4,132,441
American General Finance Corp. (e) 5.900% 9/15/12	4,480,000	1,977,942
American General Finance Corp. 6.500% 9/15/17	1,155,000	459,557
American General Finance Corp. 6.900% 12/15/17	1,315,000	529,963
The Bear Stearns Cos., Inc. 7.250% 2/01/18	3,190,000	3,257,685
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,005,782
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	611,944
CIT Group, Inc. 5.125% 9/30/14	2,400,000	1,325,530
CIT Group, Inc. (e) 7.625% 11/30/12	5,280,000	3,274,704
Citigroup, Inc. 5.500% 2/15/17	2,495,000	1,720,270
Citigroup, Inc. 5.875% 5/29/37	2,175,000	1,647,486
Citigroup, Inc. 6.500% 8/19/13	2,300,000	2,098,991
Citigroup, Inc. 7.250% 10/01/10	136,904	126,888
Eaton Vance Corp. 6.500% 10/02/17	3,375,000	2,939,362
Emerald Investment Grade CBO Ltd. (Acquired 5/19/99, Cost $458,391) FRN (a) (c) 3.054% 5/24/11	219,243	214,091
Federal National Mortgage Association 5.625% 7/15/37	10,500,000	11,159,868
General Electric Capital Corp. 5.375% 10/20/16	2,407,000	2,136,362
General Electric Capital Corp. 5.875% 1/14/38	1,000,000	690,185
General Electric Capital Corp. 6.875% 1/10/39	3,500,000	2,742,383
The Goldman Sachs Group, Inc. (e) 5.625% 1/15/17	6,615,000	5,667,004
The Goldman Sachs Group, Inc. 6.125% 2/15/33	1,439,000	1,253,655
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	396,156
The Goldman Sachs Group, Inc. 6.750% 10/01/37	1,220,000	929,957
HSBC Finance Corp. 5.900% 6/19/12	2,130,000	2,044,432
JP Morgan Chase & Co. FRN (e) 1.550% 6/15/12	4,500,000	4,512,447
JP Morgan Chase & Co. 6.300% 4/23/19	2,760,000	2,715,959
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,264,511
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,032,103
Lehman Brothers Holdings, Inc. (f) 6.200% 9/26/14	3,885,000	553,613
Lehman Brothers Holdings, Inc. (f) 6.875% 7/17/37	2,640,000	264
Lehman Brothers Holdings, Inc. (f) 7.000% 9/27/27	510,000	72,675
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	5,775,000	5,056,261
Morgan Stanley FRN 1.526% 3/13/12	2,750,000	2,754,700
Morgan Stanley 5.450% 1/09/17	1,526,000	1,364,157
SLM Corp. 5.000% 10/01/13	2,129,000	1,384,248
Textron Financial Corp. 5.125% 11/01/10	3,540,000	3,047,083
		78,046,900
Electric – 3.5%
Allegheny Energy Supply (a) 8.250% 4/15/12	1,516,000	1,531,115
Carolina Power & Light Co. 6.125% 9/15/33	37,000	37,339
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	648,473
Consumers Energy Co. 4.400% 8/15/09	1,279,000	1,282,314
Entergy Gulf States, Inc. (e) 5.250% 8/01/15	5,801,000	5,253,473
Kansas Gas & Electric Co. 5.647% 3/29/21	1,624,681	1,526,989
Kiowa Power Partners LLC (a) 4.811% 12/30/13	935,463	908,177
MidAmerican Energy Co. 5.125% 1/15/13	69,000	69,651
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	1,913,195	1,889,280
Monongahela Power 6.700% 6/15/14	1,667,000	1,689,009
Nevada Power Co. Series L 5.875% 1/15/15	2,193,000	2,120,916
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	866,090
Oncor Electric Delivery Co. (a) (e) 6.800% 9/01/18	4,420,000	4,412,194
Oncor Electric Delivery Co. (a) 7.500% 9/01/38	1,570,000	1,524,194
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	1,928,304
Progress Energy, Inc. 7.100% 3/01/11	79,216	83,591
Tenaska Oklahoma (a) 6.528% 12/30/14	1,242,050	1,265,140
TransAlta Corp. (e) 5.750% 12/15/13	4,496,000	4,195,074
TransAlta Corp. 6.650% 5/15/18	800,000	725,077
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	1,527,288	1,586,583

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tri-State Generation & Transmission Association Series 2003, Class B (a) (e) 7.144% 7/31/33	$2,232,000	$1,843,587
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,347,960
		36,734,530
Electrical Components & Equipment – 0.2%
Anixter International, Inc. (e) 5.950% 3/01/15	2,800,000	2,240,000
Environmental Controls – 0.8%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	1,899,000	1,908,495
Allied Waste North America, Inc. (e) 6.500% 11/15/10	6,395,000	6,522,900
Republic Services, Inc. 6.750% 8/15/11	78,000	76,963
		8,508,358
Foods – 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,025,300
Conagra, Inc. 6.750% 9/15/11	121,248	127,888
The Hershey Co. (e) 7.200% 8/15/27	538,000	580,877
Kellogg Co. (e) 5.125% 12/03/12	2,700,000	2,833,018
The Kroger Co. 7.500% 1/15/14	830,000	924,585
Sara Lee Corp. 3.875% 6/15/13	749,000	717,532
Smithfield Foods, Inc. 7.000% 8/01/11	595,000	477,488
		6,686,688
Forest Products & Paper – 0.2%
Rock-Tenn Co. 5.625% 3/15/13	505,000	454,500
Rock-Tenn Co. 8.200% 8/15/11	1,891,000	1,900,455
		2,354,955
Gas – 0.3%
Northern Natural Gas Co. (a) 7.000% 6/01/11	709,000	753,410
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	1,573,000	1,340,066
Southwest Gas Corp. 8.375% 2/15/11	1,133,000	1,175,323
		3,268,799
Health Care — Products – 0.3%
Boston Scientific Corp. 5.450% 6/15/14	91,000	85,881
Covidien International Finance SA 6.550% 10/15/37	1,755,000	1,732,180
Medtronic, Inc. 1.625% 4/15/13	1,025,000	923,781
		2,741,842
Health Care — Services – 0.6%
HCA, Inc. (a) 8.500% 4/15/19	1,740,000	1,750,875
Roche Holdings, Inc. (a) 5.000% 3/01/14	1,205,000	1,263,218
Roche Holdings, Inc. (a) 6.000% 3/01/19	1,970,000	2,048,316
Roche Holdings, Inc. (a) 7.000% 3/01/39	1,560,000	1,694,701
		6,757,110
Holding Company — Diversified – 0.2%
Leucadia National Corp. 7.000% 8/15/13	636,000	546,960
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,644,720
		2,191,680
Home Builders – 0.2%
Centex Corp. 7.875% 2/01/11	1,480,000	1,476,300
D.R. Horton, Inc. 4.875% 1/15/10	534,000	525,990
Lennar Corp. Series B 5.125% 10/01/10	340,000	317,050
		2,319,340
Household Products – 0.2%
Kimberly-Clark Corp. (e) 6.125% 8/01/17	2,380,000	2,547,171
Housewares – 0.3%
Newell Rubbermaid, Inc. 4.000% 5/01/10	1,684,000	1,628,228
Toro Co. 7.800% 6/15/27	773,000	615,677
Whirlpool Corp. 8.600% 5/01/14	460,000	471,334
		2,715,239
Insurance – 0.2%
Lincoln National Corp. 6.300% 10/09/37	1,245,000	697,228
MetLife, Inc. Series A 6.817% 8/15/18	2,035,000	1,920,938
		2,618,166
Investment Companies – 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	766,326
Iron & Steel – 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	1,347,000	1,038,130
Leisure Time – 0.2%
Brunswick Corp. 11.750% 8/15/13	2,540,000	1,708,358
Lodging – 1.1%
Marriott International, Inc. (e) 6.200% 6/15/16	4,038,000	3,561,072
MGM Mirage (e) 6.000% 10/01/09	4,111,000	3,453,240
MGM Mirage 6.750% 9/01/12	3,197,000	1,902,215
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	760,000	699,200
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	1,909,000	1,775,370
		11,391,097
Machinery — Diversified – 0.5%
Briggs & Stratton Corp. (e) 8.875% 3/15/11	2,713,000	2,719,783
Roper Industries, Inc. 6.625% 8/15/13	2,355,000	2,366,405
		5,086,188
Manufacturing – 1.4%
Bombardier, Inc. (a) 6.750% 5/01/12	1,156,000	1,057,740
Cooper US, Inc. (e) 6.100% 7/01/17	2,110,000	2,168,403

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 5.250% 12/06/17	$1,145,000	$1,083,514
Illinois Tool Works, Inc. (a) (e) 5.150% 4/01/14	3,850,000	3,818,538
Ingersoll-Rand Global Holding Co. Ltd. (e) 6.875% 8/15/18	3,700,000	3,347,323
Tyco Electronics Group SA 6.000% 10/01/12	1,215,000	1,107,618
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	846,600
Tyco Electronics Group SA 7.125% 10/01/37	1,280,000	780,636
Tyco International Finance SA 8.500% 1/15/19	800,000	856,322
		15,066,694
Media – 5.1%
CBS Corp. (e) 6.625% 5/15/11	3,558,000	3,562,910
CBS Corp. 7.875% 7/30/30	970,000	683,230
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	133,422
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	167,097
Comcast Corp. 5.500% 3/15/11	1,142,000	1,181,193
Cox Communications, Inc. (e) 4.625% 1/15/10	10,282,000	10,279,810
Cox Communications, Inc. 6.750% 3/15/11	196,000	200,012
Cox Communications, Inc. (a) 8.375% 3/01/39	2,080,000	2,018,600
Echostar DBS Corp. 7.125% 2/01/16	2,284,000	2,135,540
HSN (a) (e) 11.250% 8/01/16	3,350,000	2,445,500
McGraw-Hill Cos., Inc. 5.375% 11/15/12	2,500,000	2,435,905
News America Holdings, Inc. 6.750% 1/09/38	1,478,000	1,492,975
News America Holdings, Inc. 8.875% 4/26/23	1,976,000	1,880,158
Rogers Cable, Inc. (e) 7.875% 5/01/12	2,398,000	2,525,291
Rogers Communications, Inc. 5.500% 3/15/14	822,000	826,424
Rogers Communications, Inc. 7.500% 8/15/38	510,000	512,813
Scholastic Corp. 5.000% 4/15/13	1,749,000	1,399,200
Shaw Communications, Inc. (e) 8.250% 4/11/10	4,856,000	4,934,910
Thomson Corp. (e) 5.700% 10/01/14	4,690,000	4,614,754
Thomson Corp. 6.200% 1/05/12	1,959,000	1,986,060
Time Warner Cable, Inc. 7.500% 4/01/14	1,345,000	1,444,803
Time Warner Cable, Inc. 8.250% 4/01/19	1,235,000	1,364,873
Time Warner Cable, Inc. 8.750% 2/14/19	1,345,000	1,512,009
Time Warner, Inc. 5.875% 11/15/16	3,033,000	2,926,011
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,100,825
		53,764,325
Metal Fabricate & Hardware – 0.3%
Timken Co. 5.750% 2/15/10	2,969,000	2,969,861
Mining – 0.4%
Codelco, Inc. (a) 6.150% 10/24/36	1,503,000	1,255,838
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,582,831
Vale Overseas Ltd. 6.875% 11/21/36	1,494,000	1,216,829
		4,055,498
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	1,175,000	1,116,273
Office Furnishings – 0.2%
Herman Miller, Inc. 7.125% 3/15/11	2,259,000	2,364,326
Oil & Gas – 1.7%
Devon Energy Corp. 6.300% 1/15/19	660,000	683,142
Mobil Corp. (e) 8.625% 8/15/21	3,326,000	4,294,714
Newfield Exploration Co. 7.625% 3/01/11	987,000	982,065
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,422,067
OAO Gazprom (a) 9.625% 3/01/13	1,520,000	1,463,000
Pemex Project Funding Master Trust 6.625% 6/15/38	1,580,000	1,256,100
The Premcor Refining Group, Inc. 6.750% 5/01/14	1,105,000	1,077,119
Tesoro Corp. 6.500% 6/01/17	1,100,000	893,750
Transocean Ltd. 1.500% 12/15/37	1,300,000	1,148,875
XTO Energy, Inc. (e) 4.900% 2/01/14	3,746,000	3,700,584
		17,921,416
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	1,009,000	832,425
Packaging & Containers – 0.4%
Packaging Corp. of America 5.750% 8/01/13	1,050,000	975,556
Pactiv Corp. 5.875% 7/15/12	1,140,000	1,079,675
Pactiv Corp. 6.400% 1/15/18	1,025,000	899,321
Rock-Tenn Co. 9.250% 3/15/16	530,000	539,275
Sealed Air Corp. (a) 6.875% 7/15/33	717,000	472,388
		3,966,215
Pharmaceuticals – 0.0%
Abbott Laboratories 5.600% 11/30/17	200,000	210,122
Pipelines – 3.3%
Alliance Pipeline LP (a) 6.996% 12/31/19	1,001,445	939,065
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	809,432

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Colonial Pipeline Co. (a) 7.630% 4/15/32	$1,656,000	$1,763,955
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	3,500,000	3,691,153
DCP Midstream LLC (a) 9.750% 3/15/19	1,340,000	1,329,360
Duke Energy Field Services Corp. (e) 7.875% 8/16/10	2,846,000	2,897,276
Enbridge, Inc. (e) 5.800% 6/15/14	4,010,000	3,832,132
Enterprise Products Operating LP 7.500% 2/01/11	735,000	755,430
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	743,461
Kern River Funding Corp. (a) 4.893% 4/30/18	2,717,959	2,579,245
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	646,025
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	468,979
Kinder Morgan Energy Partners LP 6.950% 1/15/38	2,160,000	1,877,990
Kinder Morgan Energy Partners LP 7.125% 3/15/12	59,000	61,154
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	585,000	526,288
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	1,891,000	1,821,750
Plains All American Pipeline Co. 5.625% 12/15/13	2,197,000	1,983,148
Plains All American Pipeline LP/PAA Finance Corp. 4.750% 8/15/09	475,000	470,594
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	1,945,000	1,949,034
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,280,000	1,278,101
Southern Natural Gas Co. (a) 5.900% 4/01/17	1,345,000	1,223,953
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	816,490
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	840,000	782,670
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	1,913,594
		35,160,279
Real Estate Investment Trusts (REITS) – 0.6%
Brandywine Operating Partnership LP 5.625% 12/15/10	1,686,000	1,502,777
iStar Financial, Inc. Series B 5.700% 3/01/14	1,347,000	471,450
Senior Housing Properties Trust 8.625% 1/15/12	457,000	438,720
Weingarten Realty Investors, Series A (e) 7.500% 12/19/10	3,650,000	3,595,703
		6,008,650
Retail – 0.3%
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	627,321
Lowe's Cos., Inc. 5.600% 9/15/12	1,350,000	1,427,140
McDonald's Corp. 6.300% 10/15/37	645,000	657,893
Sears Roebuck Accep Corp. 6.750% 8/15/11	167,216	125,709
		2,838,063
Savings & Loans – 0.3%
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	1,433,022
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $2,070,901) VRN (a) (c) 6.962% 1/15/12	1,949,248	2,037,510
Washington Mutual Bank (e) (f) 5.650% 8/15/14	4,038,000	2,019
		3,472,551
Software – 0.4%
Fiserv, Inc. (e) 6.125% 11/20/12	4,565,000	4,524,467
Telecommunications – 2.4%
AT&T, Inc. (e) 6.500% 9/01/37	1,485,000	1,402,198
British Telecom PLC STEP 9.125% 12/15/30	1,050,000	1,009,470
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	1,290,000	1,489,351
Embarq Corp. 7.082% 6/01/16	1,046,000	1,004,160
Embarq Corp. 7.995% 6/01/36	1,225,000	1,016,750
Nokia Corp. 5.375% 5/15/19	960,000	951,120
Qwest Corp. 7.875% 9/01/11	3,715,000	3,687,138
Qwest Corp. 8.875% 3/15/12	3,696,000	3,751,440
Rogers Communications, Inc. 6.375% 3/01/14	1,553,000	1,637,179
Sprint Capital Corp. 6.900% 5/01/19	1,373,000	1,139,590
Sprint Nextel Corp. 6.000% 12/01/16	1,765,000	1,464,950
Telecom Italia Capital SA 6.000% 9/30/34	153,000	108,565
Verizon Communications, Inc. 8.950% 3/01/39	1,845,000	2,225,031
Verizon Global Funding Corp. 4.375% 6/01/13	840,000	858,329
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,040,115
Verizon Virginia, Inc., Series A 4.625% 3/15/13	46,000	45,176
Verizon Wireless Capital LLC (a) 7.375% 11/15/13	2,365,000	2,631,379
		25,461,941

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	$1,306,000	$1,214,034
Transportation – 0.6%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	1,053,000	1,029,271
Canadian National Railway Co. 5.850% 11/15/17	1,200,000	1,246,958
Canadian National Railway Co. 6.375% 11/15/37	1,070,000	1,096,043
Con-way, Inc. 8.875% 5/01/10	1,848,000	1,820,847
CSX Corp. 7.250% 5/01/27	733,000	643,828
Federal Express Corp. 7.500% 7/15/19	70,931	72,629
Norfolk Southern Corp. 7.250% 2/15/31	110,000	110,007
		6,019,583
Trucking & Leasing – 0.7%
GATX Corp. 8.750% 5/15/14	2,385,000	2,376,908
TTX Co. (a) (e) 4.500% 12/15/10	4,805,000	4,730,849
		7,107,757
TOTAL CORPORATE DEBT (Cost $492,028,416)		449,546,749
MUNICIPAL OBLIGATIONS – 0.2%
State of California 5.950% 4/01/16	895,000	938,318
State of California 7.550% 4/01/39	1,150,000	1,199,048
TOTAL MUNICIPAL OBLIGATIONS (Cost $2,065,353)		2,137,366
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 6.7%
Commercial MBS – 4.5%
280 Park Ave Trust (a) 6.148% 2/03/11	755,389	783,470
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.935% 2/10/51	7,525,000	5,626,892
Banc of America Large Loan, Series 2001-FMA, Class A2 (a) 6.490% 12/13/16	1,404,000	1,412,918
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	5,025,000	4,353,326
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 (e) 5.330% 1/12/45	3,125,000	2,794,291
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	2,200,000	1,724,659
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	6,325,000	5,456,657
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN (e) 6.010% 12/10/49	3,570,000	2,685,284
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (a) (e) 6.425% 1/15/18	4,500,000	1,262,406
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 (e) 5.429% 12/12/43	3,000,000	2,375,571
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	3,050,000	2,243,852
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	7,750,000	6,425,278
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	3,025,721
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN (e) 6.055% 2/15/51	7,970,000	6,583,342
		46,753,667
Home Equity ABS – 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	17,104	14,918
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 4.188% 12/25/37	10,323,000	639,249
		654,167
Student Loans ABS – 0.4%
Ares High Yield CSO PLC (Acquired 2/15/07, Cost $2,323,970), Series 2005-2A, Class 2B1 FRN (a) (c) (e) 2.288% 9/20/10	2,284,000	1,570,250
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	308,780	310,469
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $3,078,609), Series 2005-1, Class B1U7 FRN (a) (c) 2.536% 1/11/13	3,050,000	407,175
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (c) (e) 1.888% 6/20/14	5,000,000	960,937

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $1,351,687), Series 2005-1A, Class B2 FRN (a) (c) 3.888% 9/20/10	$1,350,000	$492,117
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $1,769,688), Series 2005-1A, Class A7 FRN (a) (c) 3.288% 9/20/10	1,750,000	743,477
		4,484,425
WL Collateral CMO – 1.7%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.527% 7/20/36	2,125,512	1,354,706
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.517% 8/25/34	1,462,818	1,198,984
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.957% 2/25/34	229,412	139,225
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	202,674	100,392
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/31	26,425	24,326
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.844% 8/25/34	374,460	318,684
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.637% 1/19/38	3,576,617	1,306,372
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN (e) 0.548% 5/25/37	5,048,638	2,595,011
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.310% 8/25/34	573,246	322,966
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.688% 8/25/36	1,386,454	694,579
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.221% 7/25/33	30,737	25,391
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.358% 2/25/34	102,743	82,928
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.330% 2/25/34	7,722	4,719
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.618% 6/25/46	6,782,694	2,549,083
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.628% 4/25/46	4,506,039	1,593,903
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.870% 3/25/34	464,708	330,077
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	775,447	678,334
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.914% 4/25/44	1,110,049	400,497
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN (e) 4.574% 12/25/34	4,999,962	4,025,742
		17,745,919
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.292% 6/25/32	363,869	163,240
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $115,933,041)		69,801,418
SOVEREIGN DEBT OBLIGATIONS – 0.3%
Brazilian Government International Bond 5.875% 1/15/19	2,243,000	2,198,140
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,233,750
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $3,366,016)		3,431,890
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 42.4%
Collateralized Mortgage Obligations – 0.3%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	1,386,893	1,486,347
Federal National Mortgage Association, Series 1989-20, Class A 6.750% 4/25/18	917,969	936,744
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	884,044	965,201
		3,388,292

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities – 42.1%
Federal Home Loan Mortgage Corp.
Pool #G18090 5.500% 12/01/20	$4,456,502	$4,656,870
Pool #J00668 5.500% 12/01/20	7,344,109	7,674,307
Pool #J00901 5.500% 12/01/20	1,171,653	1,223,599
Pool #J00890 5.500% 1/01/21	7,931,408	8,292,968
Pool #J01241 5.500% 3/01/21	9,157,924	9,569,672
Pool #C01283 5.500% 11/01/31	20,695	21,534
Pool #G01563 5.500% 6/01/33	4,093,566	4,256,989
Pool #G04381 5.500% 5/01/38	9,591,123	9,941,049
Pool #E84025 6.000% 6/01/16	540,554	568,616
Pool #G11431 6.000% 2/01/18	61,794	65,002
Pool #G11122 6.500% 5/01/16	384,404	403,949
Pool #E84450 6.500% 7/01/16	60,307	63,610
Pool #E84580 6.500% 7/01/16	200,259	211,264
Pool #E84660 6.500% 7/01/16	10,864	11,617
Pool #E90508 6.500% 7/01/17	231,382	246,955
Pool #C00836 7.000% 7/01/29	62,809	67,957
Pool #C35095 7.000% 1/01/30	31,442	34,009
Pool #C49314 7.000% 4/01/31	8,912	9,637
Pool #C51422 7.000% 5/01/31	10,210	11,047
Pool #C51550 7.000% 5/01/31	7,721	8,349
Pool #C53034 7.000% 6/01/31	17,227	18,644
Pool #C53267 7.000% 6/01/31	7,625	8,245
Pool #E00856 7.000% 9/01/31	376,113	406,702
Pool #G01317 7.000% 10/01/31	260,134	281,290
Pool #E00856 7.500% 6/01/15	52,835	56,044
Pool #G00143 7.500% 6/01/23	4,497	4,827
Pool #C55867 7.500% 2/01/30	117,335	126,199
Pool #C37986 7.500% 5/01/30	5,027	5,407
Pool #C39755 7.500% 6/01/30	1,176	1,264
Pool #C40675 7.500% 7/01/30	476	513
Pool #C41253 7.500% 8/01/30	1,074	1,155
Pool #C42446 7.500% 9/01/30	4,086	4,395
Pool #C42538 7.500% 9/01/30	7,153	7,693
Pool #C41497 7.500% 9/01/30	285	306
Pool #C42340 7.500% 9/01/30	440	473
Pool #C42427 7.500% 9/01/30	2,377	2,557
Pool #C43962 7.500% 10/01/30	24,979	26,866
Pool #C43930 7.500% 10/01/30	16,744	18,009
Pool #C44509 7.500% 11/01/30	17,442	18,770
Pool #C44732 7.500% 11/01/30	4,231	4,550
Pool #C44830 7.500% 11/01/30	424	456
Pool #C45304 7.500% 12/01/30	655	705
Pool #C45235 7.500% 12/01/30	166,761	179,360
Pool #C46038 7.500% 12/01/30	2,403	2,585
Pool #C47063 7.500% 1/01/31	12,781	13,746
Pool #C47060 7.500% 1/01/31	3,333	3,585
Pool #C01116 7.500% 1/01/31	6,651	7,154
Pool #C46309 7.500% 1/01/31	2,334	2,510
Pool #C46560 7.500% 1/01/31	810	872
Pool #C46566 7.500% 1/01/31	10,222	11,001
Pool #C46810 7.500% 1/01/31	2,270	2,441
Pool #E00842 8.000% 3/01/15	164,163	175,712
Pool #E00843 8.000% 4/01/15	78,274	83,692
Pool #E00852 8.000% 5/01/15	43,371	46,469
Pool #E80782 8.000% 7/01/15	13,499	14,510
Pool #E80998 8.000% 7/01/15	23,880	25,517
Pool #E81091 8.000% 7/01/15	23,135	24,877
Pool #E81151 8.000% 8/01/15	84,406	90,653
Pool #555481 8.250% 5/01/17	37,032	38,942
Pool #G00653 8.500% 11/01/25	68,754	74,147
Pool #554904 9.000% 3/01/17	1,358	1,449
Federal National Mortgage Association
Pool #775539 3.899% 5/01/34	2,526,467	2,572,534
Pool #888586 4.278% 10/01/34	5,173,083	5,287,511
Pool #675713 5.000% 3/01/18	62,941	65,746
Pool #626582 5.500% 3/01/17	13,148	13,721
Pool #637812 5.500% 4/01/17	7,821	8,162
Pool #674149 5.500% 11/01/17	85,304	89,526
Pool #684173 5.500% 2/01/18	40,413	42,413
Pool #813926 5.500% 11/01/20	5,986,326	6,262,025
Pool #844564 5.500% 12/01/20	6,406,110	6,701,142
Pool #848808 5.500% 1/01/21	7,801,855	8,156,291
Pool #888468 5.500% 9/01/21	19,800,849	20,700,396
Pool #555880 5.500% 11/01/33	260,164	270,957
Pool #757830 5.500% 6/01/35	768,418	802,336
Pool #824651 5.500% 7/01/35	902,488	942,325
Pool #825868 5.500% 8/01/35	1,713,993	1,789,650
Pool #833387 5.500% 9/01/35	3,671,336	3,833,391
Pool #832632 5.500% 9/01/35	4,445,881	4,642,125
Pool #832682 5.500% 9/01/35	5,139,496	5,366,356
Pool #832739 5.500% 9/01/35	5,400,155	5,638,521
Pool #832787 5.500% 9/01/35	9,798,641	10,231,159
Pool #832866 5.500% 9/01/35	4,287,005	4,476,236
Pool #832972 5.500% 9/01/35	2,292,614	2,393,812
Pool #346537 6.000% 5/01/11	8,871	9,339
Pool #545636 6.500% 5/01/17	433,982	464,615

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #895750 6.500% 6/01/36	$13,843	$14,694
Pool #893524 6.500% 9/01/36	1,664,298	1,765,846
Pool #882325 6.500% 9/01/36	27,155	28,812
Pool #893642 6.500% 9/01/36	44,717	47,446
Pool #817828 6.500% 10/01/36	20,904	22,179
Pool #831806 6.500% 10/01/36	290,773	308,515
Pool #256477 6.500% 11/01/36	24,593	26,093
Pool #903789 6.500% 11/01/36	69,176	73,397
Pool #904130 6.500% 11/01/36	83,271	88,352
Pool #920084 6.500% 11/01/36	26,519	28,137
Pool #922629 6.500% 12/01/36	87,598	92,942
Pool #910426 6.500% 1/01/37	43,857	46,533
Pool #908600 6.500% 2/01/37	2,815,960	2,987,778
Pool #909358 6.500% 2/01/37	14,385	15,263
Pool #888285 6.500% 3/01/37	2,407,282	2,554,164
Pool #908809 6.500% 3/01/37	945,254	1,002,929
Pool #910023 6.500% 3/01/37	42,164	44,737
Pool #940177 6.500% 5/01/37	55,687	59,085
Pool #918683 6.500% 6/01/37	15,251	16,182
Pool #256801 6.500% 7/01/37	20,910	22,186
Pool #899630 6.500% 7/01/37	757,636	803,864
Pool #923432 6.500% 7/01/37	113,623	120,556
Pool #939569 6.500% 7/01/37	20,314	21,554
Pool #941315 6.500% 7/01/37	782,545	830,293
Pool #950963 6.500% 9/01/37	844,324	895,840
Pool #950868 6.500% 9/01/37	931,666	988,513
Pool #923339 6.500% 10/01/37	6,578	6,990
Pool #928730 6.500% 10/01/37	22,694	24,078
Pool #947459 6.500% 10/01/37	957,133	1,015,533
Pool #967427 6.500% 11/01/37	762,035	808,531
Pool #967187 6.500% 12/01/37	795,371	843,901
Pool #961411 6.500% 1/01/38	884,994	938,992
Pool #965541 6.500% 1/01/38	22,862	24,257
Pool #966555 6.500% 1/01/38	23,154	24,566
Pool #968075 6.500% 1/01/38	736,223	781,144
Pool #933401 6.500% 2/01/38	762,874	809,421
Pool #961477 6.500% 2/01/38	19,096	20,269
Pool #961512 6.500% 2/01/38	26,902	28,553
Pool #966050 6.500% 2/01/38	80,759	85,686
Pool #966790 6.500% 2/01/38	28,775	30,531
Pool #972494 6.500% 3/01/38	18,819	19,979
Pool #976425 6.500% 3/01/38	597,452	633,906
Pool #961879 6.500% 3/01/38	18,706	19,847
Pool #974407 6.500% 4/01/38	44,237	46,936
Pool #977206 6.500% 4/01/38	819,082	869,059
Pool #889654 6.500% 4/01/38	34,799	36,922
Pool #963278 6.500% 5/01/38	1,574,958	1,671,055
Pool #929615 6.500% 6/01/38	94,756	100,538
Pool #986688 6.500% 7/01/38	28,471	30,208
Pool #964569 6.500% 7/01/38	30,203	32,046
Pool #982532 6.500% 9/01/38	707,404	750,566
Pool #986100 6.500% 9/01/38	736,950	781,915
Pool #987599 6.500% 9/01/38	24,843	26,359
Pool #988662 6.500% 9/01/38	673,800	714,913
Pool #990052 6.500% 9/01/38	415,478	440,829
Pool #990218 6.500% 9/01/38	707,143	750,290
Pool #990246 6.500% 9/01/38	1,149,075	1,219,186
Pool #990766 6.500% 9/01/38	878,026	931,599
Pool #987361 6.500% 10/01/38	89,532	95,890
Pool #524355 7.000% 12/01/29	161	175
Pool #527416 7.000% 1/01/30	3,172	3,445
Pool #254379 7.000% 7/01/32	186,419	202,163
Pool #252717 7.500% 9/01/29	13,569	14,683
Pool #535996 7.500% 6/01/31	43,756	47,349
Pool #254009 7.500% 10/01/31	161,078	174,304
Pool #253394 8.000% 7/01/20	82,251	90,160
Pool #323992 8.000% 11/01/29	7,247	7,713
Pool #525725 8.000% 2/01/30	17,304	18,413
Pool #253266 8.000% 5/01/30	21,118	22,478
Pool #537433 8.000% 5/01/30	9,532	10,149
Pool #253347 8.000% 6/01/30	22,209	23,643
Pool #536271 8.000% 6/01/30	13,311	14,174
Pool #544976 8.000% 7/01/30	2,847	3,031
Pool #535428 8.000% 8/01/30	35,556	37,851
Pool #543290 8.000% 9/01/30	72	77
Pool #547786 8.000% 9/01/30	4,814	5,122
Pool #550767 8.000% 9/01/30	36,410	38,760
Pool #553061 8.000% 9/01/30	16,498	17,560
Pool #253481 8.000% 10/01/30	25,505	27,153
Pool #535533 8.000% 10/01/30	21,836	23,246
Pool #561789 8.000% 10/01/30	93,583	99,743
Pool #560741 8.000% 11/01/30	3,452	3,678
Pool #559450 8.000% 1/01/31	1,378	1,466
Pool #253644 8.000% 2/01/31	11,002	11,713
Pool #581170 8.000% 5/01/31	12,719	13,542
Pool #583916 8.000% 5/01/31	9,833	10,469
Pool #593848 8.000% 7/01/31	1,166	1,242

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #190317 8.000% 8/01/31	$147,064	$156,552
Pool #545240 8.000% 9/01/31	15,566	16,571
Pool #541202 8.500% 8/01/26	183,453	196,836
Government National Mortgage Association
Pool #423828 6.000% 6/15/11	9,246	9,796
Pool #518418 6.000% 8/15/29	101,310	107,123
Pool #404246 6.500% 8/15/28	1,647	1,750
Pool #418295 6.500% 1/15/29	1,108	1,182
Pool #781038 6.500% 5/15/29	300,375	320,451
Pool #527586 6.500% 5/15/31	2,283	2,434
Pool #781468 6.500% 7/15/32	24,711	26,343
Pool #781496 6.500% 9/15/32	120,102	128,054
Pool #662591 6.500% 11/15/36	262,676	277,195
Pool #662759 6.500% 12/15/36	272,451	287,510
Pool #663361 6.500% 1/15/37	1,757,037	1,854,155
Pool #667818 6.500% 4/15/37	149,529	158,098
Pool #667568 6.500% 4/15/37	128,580	135,687
Pool #667454 6.500% 5/15/37	2,168,863	2,288,743
Pool #669032 6.500% 5/15/37	4,391,517	4,634,251
Pool #670484 6.500% 6/15/37	323,028	341,539
Pool #664937 6.500% 8/15/37	36,353	38,363
Pool #671489 6.500% 8/15/37	263,476	278,039
Pool #670668 6.500% 8/15/37	8,475,283	8,943,741
Pool #671502 6.500% 8/15/37	546,171	576,360
Pool #673751 6.500% 8/15/37	1,657,681	1,749,307
Pool #664352 6.500% 9/15/37	1,968,931	2,077,761
Pool #363066 7.000% 8/15/23	28,410	30,393
Pool #352049 7.000% 10/15/23	16,863	18,040
Pool #354674 7.000% 10/15/23	20,120	21,519
Pool #358555 7.000% 10/15/23	16,794	17,971
Pool #345964 7.000% 11/15/23	15,007	16,055
Pool #380866 7.000% 3/15/24	3,759	4,017
Pool #781124 7.000% 12/15/29	28,917	31,160
Pool #781319 7.000% 7/15/31	679,766	731,624
Pool #581417 7.000% 7/15/32	162,556	174,653
Pool #588012 7.000% 7/15/32	69,462	74,674
Pool #565982 7.000% 7/15/32	56,909	61,143
Pool #591581 7.000% 8/15/32	22,738	24,430
Pool #307830 7.250% 7/20/21	130,558	140,201
Pool #314265 7.250% 8/20/21	186,913	200,418
Pool #314280 7.250% 9/20/21	51,008	54,569
Pool #316478 7.250% 10/20/21	61,730	66,121
Pool #332232 7.250% 7/20/22	131,305	141,067
Pool #410343 7.500% 6/15/11	9,805	10,024
Pool #398964 7.500% 11/15/11	3,727	3,827
Pool #190766 7.500% 1/15/17	38,379	40,745
Pool #203038 7.500% 3/15/17	1,012	1,020
Pool #187548 7.500% 4/15/17	32,242	34,243
Pool #203940 7.500% 4/15/17	131,859	139,648
Pool #181168 7.500% 5/15/17	45,510	48,360
Pool #210627 7.500% 5/15/17	8,426	8,957
Pool #201622 7.500% 5/15/17	62,442	66,318
Pool #192796 7.500% 6/15/17	8,240	8,748
Pool #357262 7.500% 9/15/23	12,867	13,760
Pool #780332 8.000% 11/15/09	112	113
Pool #441009 8.000% 11/15/26	3,302	3,529
Pool #432175 8.000% 11/15/26	284	304
Pool #522777 8.000% 12/15/29	7,605	8,136
Pool #523025 8.000% 2/15/30	3,656	3,905
Pool #434719 8.000% 2/15/30	252	269
Pool #508661 8.000% 3/15/30	5,594	5,982
Pool #523839 8.000% 3/15/30	1,766	1,889
Pool #523043 8.000% 3/15/30	395	422
Pool #529134 8.000% 3/15/30	2,180	2,332
Pool #477036 8.000% 4/15/30	1,604	1,716
Pool #503157 8.000% 4/15/30	51,171	54,675
Pool #528714 8.000% 4/15/30	2,293	2,453
Pool #544640 8.000% 11/15/30	91,002	97,669
Pool #531298 8.500% 8/15/30	3,301	3,614
Pool #036371 9.000% 10/15/09	126	126
Government National Mortgage Association TBA(g) Pool #20361 6.000% 3/01/27	234,229,000	244,476,519
New Valley Generation IV 4.687% 1/15/22	1,623,639	1,737,461
		441,530,128
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $438,900,112)		444,918,420
U.S. TREASURY OBLIGATIONS – 5.1%
U.S. Treasury Bonds & Notes – 5.1%
U.S. Treasury Bond (e) (h) 4.375% 2/15/38	19,940,000	20,971,273
U.S. Treasury Inflation Index (e) 0.625% 4/15/13	3,061,438	3,005,949
U.S. Treasury Inflation Index (e) 2.500% 1/15/29	2,840,960	2,897,335
U.S. Treasury Note (e) 2.500% 3/31/13	8,280,000	8,547,483
U.S. Treasury Note (e) 3.500% 2/15/18	4,395,000	4,559,469

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note (e) 4.250% 8/15/15	$9,000,000	$10,004,062
U.S. Treasury Principal Strip (e) 0.010% 2/15/28	7,700,000	3,402,759
		53,388,330
TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,044,199)		53,388,330
TOTAL BONDS & NOTES (Cost $1,107,337,137)		1,023,224,173
TOTAL LONG-TERM INVESTMENTS (Cost $1,108,587,137)		1,024,122,692
SHORT-TERM INVESTMENTS – 23.9%
Commercial Paper (i) – 23.9%
Altria Group, Inc. 0.900% 5/22/09	10,000,000	9,994,750
Avery Dennison Corp. 0.800% 5/14/09	1,442,000	1,441,584
Avery Dennison Corp. 0.950% 5/12/09	9,704,000	9,701,183
Bemis Co., Inc. 0.500% 5/27/09	10,808,000	10,804,097
BMW US Capital LLC 1.250% 5/08/09	17,924,000	17,919,644
Chevron Phillips Chemical 0.900% 5/06/09	10,413,000	10,411,698
Devon Energy Corp. 0.650% 5/29/09	14,187,000	14,179,828
DTE Capital Corp. 1.050% 5/14/09	5,815,000	5,812,795
DTE Capital Corp. 1.200% 5/15/09	10,000,000	9,995,333
Eaton Corp. 0.800% 5/28/09	12,482,000	12,474,511
Eaton Corp. 1.050% 5/11/09	4,855,000	4,853,584
Elsevier Financial SA 0.850% 5/01/09	14,677,000	14,677,000
Heinz (H.J.) Co. 0.750% 6/01/09	21,776,000	21,761,936
Ingersoll Rand Global Holdings Co. 1.500% 5/18/09	15,000,000	14,989,375
ITT Corp. 1.150% 5/13/09	15,000,000	14,994,250
Safeway, Inc. 0.750% 5/19/09	10,000,000	9,996,250
Staples, Inc. 0.700% 5/20/09	16,300,000	16,293,978
Transocean Ltd. 0.700% 5/04/09	18,054,000	18,052,947
Tyco International Finance SA 0.700% 5/11/09	12,204,000	12,201,627
Xcel Energy, Inc. 0.750% 5/07/09	7,466,000	7,465,067
XTO Energy, Inc. 0.750% 5/05/09	13,163,000	13,161,903
TOTAL SHORT-TERM INVESTMENTS (Cost $251,183,340)		251,183,340
TOTAL INVESTMENTS – 121.5% (Cost $1,359,770,477) (j)		1,275,306,032
Other Assets/ (Liabilities) – (21.5)%		(226,084,997)
NET ASSETS – 100.0%		$1,049,221,035

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
CBO	Collateralized Bond Obligation
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $76,357,135 or 7.28% of net assets.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Restricted security. (Note 2).
(d)	Non-income producing security.
(e)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(f)	Security is currently in default.
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover forward purchase commitments. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.2%
COMMON STOCK – 0.0%
Telecommunications – 0.0%
Manitoba Telecom Services	1,709	$48,187
TOTAL COMMON STOCK (Cost $57,593)		48,187
PREFERRED STOCK – 0.2%
Investment Companies – 0.2%
Special Value Expansion Fund LLC (Acquired 8/27/07, Cost $750,000) (a) (b) (c) (d)	7,500	539,112
TOTAL PREFERRED STOCK (Cost $750,000)		539,112
TOTAL EQUITIES (Cost $807,593)		587,299
	Principal Amount
BONDS & NOTES – 98.2%
CORPORATE DEBT – 40.3%
Aerospace & Defense – 0.5%
General Dynamics Corp. 5.250% 2/01/14	$565,000	599,652
Goodrich Corp. 6.125% 3/01/19	510,000	497,284
L-3 Communications Corp. 6.125% 7/15/13	290,000	278,400
Vought Aircraft Industries, Inc. 8.000% 7/15/11	250,000	101,875
		1,477,211
Apparel – 0.3%
Kellwood Co. 7.875% 7/15/09	180,000	34,200
VF Corp. (e) 6.450% 11/01/37	1,040,000	901,413
		935,613
Automotive & Parts – 0.0%
Titan International, Inc. 8.000% 1/15/12	70,000	56,000
Banks – 3.1%
Bank of America Corp. (e) 2.100% 4/30/12	1,250,000	1,257,941
Bank of America Corp. (e) 4.250% 10/01/10	205,000	199,138
Bank of America Corp. 6.000% 9/01/17	680,000	568,706
Credit Suisse / New York 5.500% 5/01/14	690,000	691,770
HSBC Finance Corp. 6.375% 10/15/11	595,000	587,461
HSBC Holdings PLC (e) 6.500% 9/15/37	525,000	447,424
Wachovia Bank NA (e) 6.600% 1/15/38	1,950,000	1,534,258
Wachovia Bank NA 7.800% 8/18/10	950,000	971,524
Wells Fargo & Co. 4.375% 1/31/13	1,720,000	1,655,567
Wells Fargo & Co. 4.875% 1/12/11	215,000	218,239
Wells Fargo & Co. 5.625% 12/11/17	335,000	312,326
		8,444,354
Beverages – 1.1%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	60,000	54,699
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	215,000	168,389
Anheuser-Busch InBev Worldwide, Inc. (a) 8.200% 1/15/39	305,000	305,614
The Coca-Cola Co. 5.350% 11/15/17	725,000	764,558
Diageo Finance BV 3.875% 4/01/11	915,000	936,214
Foster's Finance Corp. (a) 6.875% 6/15/11	390,000	397,432
Molson Coors Capital Finance ULC 4.850% 9/22/10	450,000	458,254
		3,085,160
Building Materials – 0.2%
American Standard, Inc. 7.625% 2/15/10	90,000	91,599
CRH America, Inc. 8.125% 7/15/18	610,000	508,742
		600,341
Chemicals – 1.4%
Cytec Industries, Inc. 5.500% 10/01/10	375,000	373,258
Ecolab, Inc. (e) 4.875% 2/15/15	1,720,000	1,688,502
Ecolab, Inc. 6.875% 2/01/11	120,000	126,936
EI Du Pont de Nemours & Co. 5.000% 1/15/13	435,000	451,166
Praxair, Inc. (e) 5.250% 11/15/14	1,130,000	1,185,885
		3,825,747
Coal – 0.1%
Arch Western Finance LLC 6.750% 7/01/13	160,000	139,600
Peabody Energy Corp. 6.875% 3/15/13	225,000	220,500
		360,100
Commercial Services – 1.2%
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	590,000	580,575
Equifax, Inc. 7.000% 7/01/37	320,000	221,312
ERAC USA Finance Co. (a) 6.700% 6/01/34	225,000	141,578
ERAC USA Finance Co. (a) (e) 7.000% 10/15/37	2,170,000	1,515,417
ERAC USA Finance Co. (a) 7.950% 12/15/09	410,000	398,598
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	70,000	58,100
President and Fellows of Harvard 5.625% 10/01/38	450,000	428,576
		3,344,156

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers – 0.2%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	$260,000	$278,084
EMC Corp. 1.750% 12/01/13	350,000	359,625
		637,709
Diversified Financial – 7.3%
American Express Co. 6.150% 8/28/17	270,000	241,024
American General Finance Corp. (e) 5.900% 9/15/12	1,455,000	642,390
American General Finance Corp. 6.500% 9/15/17	450,000	179,048
Boeing Capital Corp. Ltd. 5.800% 1/15/13	135,000	142,435
Capital One Bank 5.000% 6/15/09	580,000	579,184
CIT Group, Inc. 5.125% 9/30/14	610,000	336,905
CIT Group, Inc. (e) 7.625% 11/30/12	2,445,000	1,516,411
Citigroup, Inc. 5.500% 2/15/17	655,000	451,614
Citigroup, Inc. 5.875% 5/29/37	430,000	325,710
Eaton Vance Corp. 6.500% 10/02/17	995,000	866,567
Emerald Investment Grade CBO Ltd. (Acquired 6/20/07, Cost $155,050) FRN (a) (b) 3.054% 5/24/11	74,205	72,462
Federal National Mortgage Association 5.625% 7/15/37	2,715,000	2,885,623
General Electric Capital Corp. FRN 2.214% 12/09/11	1,000,000	1,017,574
General Electric Capital Corp. 4.250% 12/01/10	245,000	247,210
General Electric Capital Corp. 6.875% 1/10/39	920,000	720,855
The Goldman Sachs Group, Inc. 6.125% 2/15/33	400,000	348,480
The Goldman Sachs Group, Inc. (e) 6.150% 4/01/18	1,485,000	1,400,695
The Goldman Sachs Group, Inc. 6.750% 10/01/37	380,000	289,659
Ingersoll-Rand Global Holding Co. 9.500% 4/15/14	320,000	334,726
JP Morgan Chase & Co. FRN (e) 1.550% 6/15/12	1,200,000	1,203,319
JP Morgan Chase & Co. 6.300% 4/23/19	725,000	713,431
Lazard Group LLC 6.850% 6/15/17	575,000	461,647
Lazard Group LLC 7.125% 5/15/15	455,000	384,132
Lehman Brothers Holdings, Inc. (f) 6.200% 9/26/14	1,140,000	162,450
Lehman Brothers Holdings, Inc. (f) 6.875% 7/17/37	745,000	75
Lehman Brothers Holdings, Inc. (f) 7.000% 9/27/27	160,000	22,800
Merrill Lynch & Co., Inc. (e) 5.450% 2/05/13	2,260,000	1,978,727
Morgan Stanley FRN 1.508% 2/10/12	1,250,000	1,255,474
Morgan Stanley 5.450% 1/09/17	450,000	402,274
Textron Financial Corp. (e) 5.125% 11/01/10	1,035,000	890,885
		20,073,786
Electric – 3.8%
The AES Corp. 8.000% 10/15/17	345,000	315,675
Allegheny Energy Supply (a) 8.250% 4/15/12	295,000	297,941
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	170,000	180,722
Centerpoint Energy, Inc. Series B 6.850% 6/01/15	475,000	435,765
Consumers Energy Co. 4.400% 8/15/09	545,000	546,412
Elwood Energy LLC 8.159% 7/05/26	467,024	367,781
Entergy Gulf States, Inc. 5.250% 8/01/15	385,000	348,662
Exelon Corp. 4.900% 6/15/15	635,000	560,197
Indianapolis Power & Light (a) 6.300% 7/01/13	160,000	162,072
Intergen NV (a) 9.000% 6/30/17	300,000	285,000
Kansas Gas & Electric Co. 5.647% 3/29/21	304,160	285,871
Kiowa Power Partners LLC (a) 4.811% 12/30/13	180,708	175,437
MidAmerican Funding LLC 6.750% 3/01/11	655,000	685,203
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	472,420	466,515
Monongahela Power 6.700% 6/15/14	250,000	253,301
Nevada Power Co. Series L 5.875% 1/15/15	180,000	174,083
Nevada Power Co. Series N 6.650% 4/01/36	450,000	389,741
Oncor Electric Delivery Co. (a) 6.800% 9/01/18	955,000	953,313
Oncor Electric Delivery Co. (a) 7.500% 9/01/38	400,000	388,330
PPL Energy Supply LLC 6.300% 7/15/13	500,000	507,448
Tenaska Oklahoma (a) 6.528% 12/30/14	235,413	239,789
TransAlta Corp. (e) 5.750% 12/15/13	1,355,000	1,264,307
TransAlta Corp. 6.650% 5/15/18	115,000	104,230
Tri-State Generation & Transmission Association Series 2003, Class A (a) 6.040% 1/31/18	114,318	118,756

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tri-State Generation & Transmission Association Series 2003, Class B (a) 7.144% 7/31/33	$290,000	$239,534
Wisconsin Public Service Corp. 5.650% 11/01/17	635,000	609,220
		10,355,305
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	310,000	248,000
Entertainment – 0.4%
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	419,650
OED Corp./Diamond Jo LLC 8.750% 4/15/12	360,000	298,800
Tunica-Biloxi Gaming Authority (a) 9.000% 11/15/15	565,000	485,900
		1,204,350
Environmental Controls – 0.4%
Allied Waste North America, Inc. 7.250% 3/15/15	625,000	612,500
Republic Services, Inc. 6.750% 8/15/11	440,000	434,151
		1,046,651
Foods – 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	255,000	270,934
Sara Lee Corp. 3.875% 6/15/13	215,000	205,967
		476,901
Forest Products & Paper – 0.0%
Newark Group, Inc. 9.750% 3/15/14	170,000	1,700
Rock-Tenn Co. 8.200% 8/15/11	55,000	55,275
		56,975
Gas – 0.2%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	160,000	136,307
Southwest Gas Corp. 8.375% 2/15/11	315,000	326,767
		463,074
Hand & Machine Tools – 0.2%
Black & Decker Corp. 8.950% 4/15/14	235,000	247,439
Kennametal, Inc. 7.200% 6/15/12	410,000	407,204
		654,643
Health Care — Products – 0.5%
Covidien International Finance SA 5.450% 10/15/12	225,000	233,553
Covidien International Finance SA 6.550% 10/15/37	770,000	759,988
Medtronic, Inc. 1.625% 4/15/13	275,000	247,844
		1,241,385
Health Care — Services – 0.8%
HCA, Inc. (a) 8.500% 4/15/19	460,000	462,875
HCA, Inc. 9.250% 11/15/16	210,000	207,900
Roche Holdings, Inc. (a) 5.000% 3/01/14	380,000	398,359
Roche Holdings, Inc. (a) 6.000% 3/01/19	505,000	525,076
Roche Holdings, Inc. (a) 7.000% 3/01/39	410,000	445,402
Universal Health Services, Inc. 6.750% 11/15/11	150,000	150,326
		2,189,938
Holding Company — Diversified – 0.0%
Kansas City Southern Railway 8.000% 6/01/15	90,000	77,850
Home Builders – 0.3%
Centex Corp. 7.875% 2/01/11	430,000	428,925
D.R. Horton, Inc. 4.875% 1/15/10	200,000	197,000
Lennar Corp. Series B 5.125% 10/01/10	95,000	88,587
		714,512
Household Products – 0.4%
Kimberly-Clark Corp. 6.125% 8/01/17	1,085,000	1,161,210
Housewares – 0.2%
Newell Rubbermaid, Inc. 4.000% 5/01/10	260,000	251,389
Toro Co. 7.800% 6/15/27	170,000	135,401
Whirlpool Corp. 8.600% 5/01/14	120,000	122,957
		509,747
Insurance – 0.4%
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	232,154
Lincoln National Corp. 6.300% 10/09/37	365,000	204,408
MetLife, Inc. Series A 6.817% 8/15/18	535,000	505,013
		941,575
Investment Companies – 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	295,000	220,984
Iron & Steel – 0.1%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	304,426
Tube City IMS Corp. 9.750% 2/01/15	260,000	62,400
		366,826
Lodging – 1.0%
Marriott International, Inc. 6.200% 6/15/16	1,110,000	978,898
MGM Mirage (e) 6.000% 10/01/09	1,810,000	1,520,400
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	340,000	312,800
		2,812,098
Machinery — Diversified – 0.4%
Briggs & Stratton Corp. 8.875% 3/15/11	500,000	501,250
Roper Industries, Inc. 6.625% 8/15/13	620,000	623,003
		1,124,253
Manufacturing – 1.6%
Cooper US, Inc. 6.100% 7/01/17	545,000	560,085

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Co. 5.250% 12/06/17	$135,000	$127,751
Illinois Tool Works, Inc. (a) (e) 5.150% 4/01/14	1,010,000	1,001,746
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,005,000	909,205
SPX Corp. 7.625% 12/15/14	285,000	281,438
Tyco Electronics Group SA 6.000% 10/01/12	500,000	455,810
Tyco Electronics Group SA 6.550% 10/01/17	450,000	346,336
Tyco Electronics Group SA 7.125% 10/01/37	590,000	359,824
Tyco International Finance SA 8.500% 1/15/19	215,000	230,137
		4,272,332
Media – 3.4%
CBS Corp. 7.875% 7/30/30	550,000	387,399
Clear Channel Communications, Inc. 4.250% 5/15/09	995,000	900,475
Comcast Corp. 6.400% 5/15/38	465,000	435,882
Cox Communications, Inc. (e) 4.625% 1/15/10	2,650,000	2,649,436
Cox Communications, Inc. 6.750% 3/15/11	130,000	132,661
Cox Communications, Inc. (a) 8.375% 3/01/39	550,000	533,765
DirecTV Holdings LLC 8.375% 3/15/13	70,000	71,050
Echostar DBS Corp. 6.625% 10/01/14	305,000	283,650
McGraw-Hill Cos., Inc. 5.375% 11/15/12	1,095,000	1,066,926
Rogers Communications, Inc. 7.500% 8/15/38	135,000	135,745
Thomson Corp. (e) 5.700% 10/01/14	1,375,000	1,352,939
Thomson Corp. 6.200% 1/05/12	65,000	65,898
Time Warner Cable, Inc. 7.500% 4/01/14	355,000	381,342
Time Warner Cable, Inc. 8.250% 4/01/19	325,000	359,177
Time Warner, Inc. 5.875% 11/15/16	235,000	226,710
Videotron Ltd. 9.125% 4/15/18	280,000	290,850
		9,273,905
Metal Fabricate & Hardware – 0.2%
Timken Co. 5.750% 2/15/10	525,000	525,152
Mining – 0.7%
Codelco, Inc. (a) 6.150% 10/24/36	465,000	388,533
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	430,000	405,468
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	330,000	339,301
Vale Overseas Ltd. 6.250% 1/23/17	465,000	452,655
Vale Overseas Ltd. 6.875% 11/21/36	425,000	346,153
		1,932,110
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	305,000	289,756
Office Furnishings – 0.2%
Herman Miller, Inc. 7.125% 3/15/11	475,000	497,147
Oil & Gas – 1.1%
Chesapeake Energy Corp. 7.500% 6/15/14	210,000	198,450
Devon Energy Corp. 6.300% 1/15/19	170,000	175,961
OAO Gazprom (a) 9.625% 3/01/13	300,000	288,750
Pemex Project Funding Master Trust 6.625% 6/15/38	476,000	378,420
The Premcor Refining Group, Inc. 6.750% 5/01/14	380,000	370,412
Pride International, Inc. 7.375% 7/15/14	404,000	395,920
Quicksilver Resources, Inc. 7.125% 4/01/16	180,000	112,500
Quicksilver Resources, Inc. 8.250% 8/01/15	115,000	93,725
Southwestern Energy Co. (a) 7.500% 2/01/18	135,000	131,287
Tesoro Corp. 6.500% 6/01/17	180,000	146,250
Transocean Ltd. 1.500% 12/15/37	280,000	247,450
XTO Energy, Inc. 4.900% 2/01/14	340,000	335,878
XTO Energy, Inc. 6.250% 4/15/13	115,000	119,005
		2,994,008
Oil & Gas Services – 0.1%
Basic Energy Services, Inc. 7.125% 4/15/16	360,000	244,800
Packaging & Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	70,000	70,700
Pactiv Corp. 5.875% 7/15/12	295,000	279,390
Pactiv Corp. 6.400% 1/15/18	260,000	228,120
Pregis Corp. 12.375% 10/15/13	360,000	172,800
Rock-Tenn Co. 9.250% 3/15/16	70,000	71,225
		822,235
Pipelines – 2.2%
Atlas Pipeline Partners LP 8.125% 12/15/15	85,000	51,425
Colonial Pipeline Co. (a) 7.630% 4/15/32	60,000	63,911
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	250,000	263,654
DCP Midstream LLC (a) 9.750% 3/15/19	350,000	347,221
Duke Energy Field Services Corp. (e) 7.875% 8/16/10	175,000	178,153
Enbridge, Inc. 5.800% 6/15/14	1,040,000	993,870
Enterprise Products Operating LP 7.500% 2/01/11	100,000	102,780

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	$225,000	$192,717
Kern River Funding Corp. (a) 4.893% 4/30/18	124,840	118,469
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	103,741
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	69,813
Kinder Morgan Energy Partners LP 6.950% 1/15/38	515,000	447,762
Kinder Morgan Finance Co. 5.700% 1/05/16	360,000	312,300
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	115,000	103,458
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	305,000	293,831
Plains All American Pipeline Co. 5.625% 12/15/13	305,000	275,312
Plains All American Pipeline LP/PAA Finance Corp. 4.750% 8/15/09	500,000	495,362
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	510,000	511,058
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	340,000	339,495
Southern Natural Gas Co. (a) 5.900% 4/01/17	320,000	291,201
Texas Eastern Transmission LP (a) 6.000% 9/15/17	385,000	369,822
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	200,000	186,350
		6,111,705
Real Estate Investment Trusts (REITS) – 0.4%
iStar Financial, Inc. Series B 5.700% 3/01/14	155,000	54,250
Senior Housing Properties Trust 8.625% 1/15/12	45,000	43,200
Simon Property Group LP 4.875% 3/18/10	520,000	509,903
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	435,306
		1,042,659
Retail – 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	125,000	120,824
McDonald's Corp. 6.300% 10/15/37	295,000	300,897
		421,721
Savings & Loans – 0.2%
Glencore Funding LLC (a) 6.000% 4/15/14	545,000	335,192
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	580,000	142,100
Washington Mutual Bank (f) 5.650% 8/15/14	1,225,000	612
		477,904
Software – 0.3%
Fiserv, Inc. (e) 6.125% 11/20/12	905,000	896,964
Telecommunications – 3.1%
AT&T, Inc. 6.150% 9/15/34	680,000	607,950
AT&T, Inc. 6.500% 9/01/37	635,000	599,593
British Telecom PLC STEP 9.125% 12/15/30	310,000	298,034
Deutsche Telekom International Finance B.V. STEP (e) 8.750% 6/15/30	340,000	392,542
Embarq Corp. 7.082% 6/01/16	390,000	374,400
Embarq Corp. 7.995% 6/01/36	305,000	253,150
Intelsat Bermuda Ltd. 9.250% 6/15/16	455,000	400,400
Nokia Corp. 5.375% 5/15/19	250,000	247,688
Qwest Corp. 7.875% 9/01/11	455,000	451,588
Qwest Corp. (e) 8.875% 3/15/12	1,330,000	1,349,950
Rogers Wireless Communications, Inc. 6.800% 8/15/18	560,000	586,826
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	31,702
Telecom Italia Capital SA 6.000% 9/30/34	80,000	56,766
Verizon Communications, Inc. 8.950% 3/01/39	450,000	542,691
Verizon Virginia, Inc., Series A 4.625% 3/15/13	550,000	540,142
Vodafone Group PLC (e) 7.750% 2/15/10	1,130,000	1,171,995
Windstream Corp. 8.625% 8/01/16	460,000	457,700
		8,363,117
Transportation – 0.7%
Bristow Group, Inc. 6.125% 6/15/13	270,000	232,200
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	160,000	156,394
Canadian National Railway Co. 6.375% 11/15/37	305,000	312,424
Con-way, Inc. 8.875% 5/01/10	270,000	266,033
Union Pacific Corp. 5.750% 11/15/17	225,000	216,729
Union Pacific Corp. 7.375% 9/15/09	680,000	691,010
		1,874,790
Trucking & Leasing – 0.6%
GATX Corp. 8.750% 5/15/14	630,000	627,862
TTX Co. (a) 4.500% 12/15/10	905,000	891,034
		1,518,896
TOTAL CORPORATE DEBT (Cost $122,905,704)		110,265,655

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS – 0.2%
State of California 5.950% 4/01/16	$225,000	$235,890
State of California 7.550% 4/01/39	300,000	312,795
TOTAL MUNICIPAL OBLIGATIONS (Cost $530,266)		548,685
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 7.8%
Commercial MBS – 4.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN (e) 5.935% 2/10/51	2,215,000	1,656,288
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 (e) 5.205% 2/11/44	1,200,000	1,039,600
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	680,000	608,038
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	635,000	497,799
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A (e) 5.237% 12/11/49	1,605,000	1,384,654
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	1,040,000	782,268
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (a) (e) 6.425% 1/15/18	1,220,000	342,252
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	880,000	696,834
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	880,000	647,406
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	770,000	552,569
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 (e) 5.610% 4/15/49	2,015,000	1,670,572
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,335,000	892,671
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/51	3,165,000	2,614,339
		13,385,290
Home Equity ABS – 0.1%
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	777	678
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP (e) 4.188% 12/25/37	2,850,000	176,485
		177,163
Student Loans ABS – 0.4%
Ares High Yield CSO PLC (Acquired 2/26/07, Cost $633,500), Series 2005-2A, Class 2B1 FRN (a) (b) 2.288% 9/20/10	600,000	412,500
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $883,208), Series 2005-1, Class B1U7 FRN (a) (b) 2.536% 1/11/13	875,000	116,813
Newport Waves CDO (Acquired 4/25/07, Cost $1,321,124), Series 2007-1A, Class A3LS FRN (a) (b) (e) 1.888% 6/20/14	1,175,000	225,820
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $430,539), Series 2005-1A, Class B2 FRN (a) (b) 3.888% 9/20/10	430,000	156,748
Salt Creek High Yield CSO Ltd. (Acquired 1/23/07, Cost $520,794), Series 2005-1A, Class A7 FRN (a) (b) 3.288% 9/20/10	515,000	218,795
		1,130,676
WL Collateral CMO – 2.4%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.527% 7/20/36	574,297	366,031
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 4.517% 8/25/34	233,959	191,762
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.957% 2/25/34	28,710	17,423
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	26,378	13,066

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/31	$17,541	$16,147
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.844% 8/25/34	54,830	46,663
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.637% 1/19/38	936,820	342,177
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.548% 5/25/37	1,514,591	778,503
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.310% 8/25/34	89,479	50,412
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A6 FRN (e) 3.788% 11/21/34	2,690,000	2,064,376
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.688% 8/25/36	424,939	212,884
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 4.603% 2/25/34	378,936	305,531
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.221% 7/25/33	5,744	4,745
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.358% 2/25/34	11,453	9,244
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.330% 2/25/34	954	583
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN (e) 0.618% 6/25/46	1,777,780	668,128
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.628% 4/25/46	1,155,675	408,792
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.870% 3/25/34	52,303	37,150
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 3/25/33	361,750	330,917
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	118,333	103,514
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.914% 4/25/44	142,796	51,520
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1 FRN 4.574% 12/25/34	792,865	638,379
		6,657,947
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.292% 6/25/32	45,303	20,324
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $34,637,748)		21,371,400
SOVEREIGN DEBT OBLIGATIONS – 0.3%
Brazilian Government International Bond 5.875% 1/15/19	564,000	552,720
Colombia Government International Bond 7.375% 3/18/19	282,000	296,100
United Mexican States 8.375% 1/14/11	90,000	98,775
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $934,745)		947,595
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 41.5%
Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	75,375	80,780
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	32,094	35,040
		115,820
Pass-Through Securities – 41.4%
Federal Home Loan Mortgage Corp.
Pool #G11476 5.000% 11/01/18	299,389	312,405
Pool #B16010 5.000% 8/01/19	11,224	11,698
Pool #B17058 5.000% 9/01/19	34,022	35,459
Pool #B17494 5.000% 12/01/19	385,961	402,259
Pool #B14584 5.000% 1/01/20	475,237	494,859
Pool #B18677 5.000% 1/01/20	31,970	33,290
Pool #E90268 5.500% 6/01/17	3,645	3,797
Pool #G11723 5.500% 7/01/20	2,608,618	2,729,572
Pool #J00747 5.500% 1/01/21	2,407,215	2,515,446
Pool #J00939 5.500% 1/01/21	837,303	874,949
Pool #J01117 5.500% 2/01/21	1,724,110	1,802,705
Pool #C01283 5.500% 11/01/31	68,499	71,277
Pool #G04381 5.500% 5/01/38	321,062	332,775
Pool #G08278 5.500% 7/01/38	2,082,092	2,156,754
Pool #E89199 6.000% 4/01/17	22,719	23,898

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G11431 6.000% 2/01/18	$4,659	$4,901
Pool #E00856 7.000% 9/01/31	7,933	8,578
Pool #C80207 7.500% 9/01/24	8,227	8,843
Pool #C00530 7.500% 7/01/27	5,584	6,006
Pool #C00563 7.500% 11/01/27	17,710	19,048
Pool #C00612 7.500% 4/01/28	1,414	1,521
Pool #C55867 7.500% 2/01/30	17,715	19,053
Federal National Mortgage Association
Pool #888586 4.278% 10/01/34	1,566,234	1,600,879
Pool #675713 5.000% 3/01/18	194,018	202,665
Pool #735010 5.000% 11/01/19	1,111,730	1,159,543
Pool #626582 5.500% 3/01/17	18,172	18,964
Pool #636859 5.500% 3/01/17	2,342	2,443
Pool #684173 5.500% 2/01/18	141,333	148,328
Pool #255807 5.500% 8/01/20	4,512,562	4,723,207
Pool #888468 5.500% 9/01/21	6,072,094	6,347,947
Pool #671272 5.500% 11/01/32	82,355	85,797
Pool #686534 5.500% 3/01/33	48,501	50,528
Pool #721406 5.500% 6/01/33	10,562	11,000
Pool #555880 5.500% 11/01/33	693,678	722,454
Pool #725503 5.500% 6/01/34	177,448	184,698
Pool #785171 5.500% 7/01/34	30,734	31,961
Pool #792231 5.500% 10/01/34	312,828	325,316
Pool #255458 5.500% 11/01/34	237,271	246,743
Pool #735141 5.500% 1/01/35	161,007	167,435
Pool #796781 5.500% 1/01/35	279,097	290,152
Pool #735224 5.500% 2/01/35	1,217,333	1,267,073
Pool #811127 5.500% 2/01/35	84,078	87,409
Pool #812016 5.500% 2/01/35	152,568	158,611
Pool #812908 5.500% 2/01/35	64,830	67,540
Pool #813109 5.500% 2/01/35	498,750	518,505
Pool #815400 5.500% 2/01/35	22,884	23,790
Pool #255631 5.500% 3/01/35	2,123,516	2,207,627
Pool #803355 5.500% 3/01/35	72,664	75,542
Pool #825454 5.500% 6/01/35	4,124,031	4,306,069
Pool #832972 5.500% 9/01/35	798,128	833,358
Pool #918516 5.500% 6/01/37	72,682	75,402
Pool #253880 6.500% 7/01/16	12,476	13,130
Pool #831800 6.500% 9/01/36	279,255	296,425
Pool #745948 6.500% 10/01/36	133,343	141,479
Pool #903789 6.500% 11/01/36	31,872	33,816
Pool #907251 6.500% 12/01/36	70,655	74,966
Pool #897901 6.500% 1/01/37	165,405	175,497
Pool #917578 6.500% 4/01/37	161,274	171,114
Pool #920669 6.500% 8/01/37	101,267	107,446
Pool #952694 6.500% 8/01/37	107,337	113,887
Pool #943988 6.500% 8/01/37	668,310	709,088
Pool #948751 6.500% 9/01/37	99,459	105,528
Pool #959335 6.500% 11/01/37	84,649	89,814
Pool #933401 6.500% 2/01/38	519,748	551,461
Pool #966050 6.500% 2/01/38	36,018	38,216
Pool #257308 6.500% 8/01/38	141,032	149,638
Pool #982532 6.500% 9/01/38	531,917	564,372
Pool #988662 6.500% 9/01/38	705,710	748,769
Pool #990246 6.500% 9/01/38	604,901	641,810
Pool #991143 6.500% 10/01/38	681,028	722,581
Pool #575579 7.500% 4/01/31	38,733	41,913
Pool #535996 7.500% 6/01/31	6,053	6,550
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	6,884	7,338
Pool #587280 6.500% 9/15/32	9,474	10,095
Pool #550659 6.500% 9/15/35	204,967	217,225
Pool #538689 6.500% 12/15/35	128,301	135,513
Pool #659183 6.500% 9/15/36	28,263	29,825
Pool #659647 6.500% 9/15/36	458,600	483,948
Pool #658085 6.500% 9/15/36	911,810	962,209
Pool #659686 6.500% 10/15/36	237,865	251,013
Pool #658133 6.500% 10/15/36	460,197	485,633
Pool #659736 6.500% 11/15/36	2,593,083	2,736,412
Pool #659741 6.500% 11/15/36	82,714	87,286
Pool #658219 6.500% 12/15/36	400,379	422,509
Pool #661591 6.500% 1/15/37	228,104	240,712
Pool #663776 6.500% 1/15/37	393,111	414,840
Pool #663109 6.500% 2/15/37	829,121	874,950
Pool #663876 6.500% 3/15/37	466,061	491,821
Pool #667800 6.500% 4/15/37	52,739	55,654
Pool #661931 6.500% 6/15/37	221,847	234,109
Pool #673533 6.500% 7/15/37	228,893	241,545
Pool #671044 6.500% 9/15/37	44,223	46,668
Pool #674362 6.500% 9/15/37	28,904	30,502
Pool #780651 7.000% 10/15/27	7,015	7,559
Pool #462384 7.000% 11/15/27	4,950	5,334
Pool #482668 7.000% 8/15/28	3,379	3,641
Pool #506804 7.000% 5/15/29	21,549	23,220
Pool #506914 7.000% 5/15/29	69,179	74,543
Pool #581417 7.000% 7/15/32	9,890	10,626
Pool #591581 7.000% 8/15/32	1,953	2,098

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #423836 8.000% 8/15/26	$2,532	$2,707
Pool #444619 8.000% 3/15/27	23,517	25,144
Government National Mortgage Association TBA(g) Pool #20361 6.000% 3/01/27	58,778,000	61,349,538
New Valley Generation IV 4.687% 1/15/22	73,876	79,055
		113,350,851
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $111,873,316)		113,466,671
U.S. TREASURY OBLIGATIONS – 8.1%
U.S. Treasury Bonds & Notes – 8.1%
U.S. Treasury Bond (e) 4.375% 2/15/38	4,628,000	4,867,355
U.S. Treasury Inflation Index 0.625% 4/15/13	777,906	763,807
U.S. Treasury Inflation Index 2.500% 1/15/29	741,120	755,826
U.S. Treasury Note (e) 2.500% 3/31/13	4,700,000	4,851,832
U.S. Treasury Note (e) 3.500% 2/15/18	6,830,000	7,085,591
U.S. Treasury Note 4.250% 8/15/15	2,725,000	3,029,008
U.S. Treasury Principal Strip (e) 0.010% 2/15/28	1,980,000	874,995
		22,228,414
TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,698,340)		22,228,414
TOTAL BONDS & NOTES (Cost $293,580,119)		268,828,420
TOTAL LONG-TERM INVESTMENTS (Cost $294,387,712)		269,415,719
SHORT-TERM INVESTMENTS – 23.0%
Commercial Paper (h) – 23.0%
Altria Group, Inc. 1.200% 6/11/09	5,089,000	5,082,045
Avery Dennison Corp. 0.900% 5/20/09	5,310,000	5,307,478
BMW US Capital LLC 1.250% 5/08/09	6,064,000	6,062,526
DTE Capital Corp. 1.050% 5/01/09	2,984,000	2,984,000
Eaton Corp. 1.050% 5/11/09	3,020,000	3,019,119
Elsevier Finance S.A. 0.900% 5/14/09	4,532,000	4,530,527
Heinz (H.J.) Co. 1.000% 6/22/09	3,990,000	3,984,237
ITT Corp. 1.350% 6/24/09	3,000,000	2,993,925
ITT Corp. 2.400% 5/26/09	2,858,000	2,853,237
Lincoln National Corp. 1.450% 5/28/09	4,493,000	4,488,114
Nordstrom, Inc. 0.750% 5/07/09	2,966,000	2,965,629
Staples, Inc. 0.800% 5/04/09	2,000,000	1,999,867
Staples, Inc. 0.850% 5/18/09	4,137,000	4,135,340
Verizon Communications, Inc. 1.150% 5/05/09	5,945,000	5,944,240
Wellpoint, Inc. 1.400% 7/01/09	2,637,000	2,630,744
Wellpoint, Inc. 1.400% 7/23/09	3,880,000	3,867,476
TOTAL SHORT-TERM INVESTMENTS (Cost $62,848,504)		62,848,504
TOTAL INVESTMENTS – 121.4% (Cost $357,236,216) (i)		332,264,223
Other Assets/ (Liabilities) – (21.4)%		(58,525,540)
NET ASSETS – 100.0%		$273,738,683

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
CBO	Collateralized Bond Obligation
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
CSO	Credit Swap Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $16,046,110 or 5.86% of net assets.
(b)	Restricted security. (Note 2).
(c)	Non-income producing security.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(f)	Security is currently in default.
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover forward purchase commitments. (Note 2).
(i)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 0.0%
COMMON STOCK – 0.0%
Investment Companies – 0.0%
Arco Capital Corp. Ltd. (a) (b)	111,042	$55,521
Mining – 0.0%
Kaiser Aluminum & Chemical Corp. (c)	168,000	-
Telecommunications – 0.0%
Orion Network Systems,, Inc. (c)	446,000	4
TOTAL COMMON STOCK (Cost $1,573,039)		55,525
WARRANTS – 0.0%
Agriculture – 0.0%
MOS UA WTI A C Expires 5/08/09, Strike 3.38 (a)	7,941	41,690
TOTAL WARRANTS (Cost $0)		41,690
TOTAL EQUITIES (Cost $1,573,039)		97,215
	Principal Amount
BONDS & NOTES – 92.8%
CORPORATE DEBT – 33.9%
Advertising – 0.1%
Lamar Media Corp. 7.250% 1/01/13	$280,000	250,600
Aerospace & Defense – 0.4%
Alliant Techsystems, Inc. 6.750% 4/01/16	225,000	218,813
BE Aerospace, Inc. 8.500% 7/01/18	230,000	208,150
The Boeing Co. 5.000% 3/15/14	133,000	140,077
L-3 Communications Corp. 5.875% 1/15/15	225,000	205,875
L-3 Communications Corp. 6.375% 10/15/15	100,000	94,750
United Technologies Corp. 6.125% 2/01/19	174,000	187,352
United Technologies Corp. 6.125% 7/15/38	84,000	83,571
		1,138,588
Agriculture – 0.2%
Altria Group, Inc. 9.700% 11/10/18	134,000	156,585
MHP SA 10.250% 11/30/11	170,000	92,650
Philip Morris International, Inc. 5.650% 5/16/18	143,000	144,710
		393,945
Apparel – 0.1%
Levi Strauss & Co. 9.750% 1/15/15	275,000	259,875
Auto Manufacturers – 0.2%
Daimler Finance NA LLC 5.750% 9/08/11	68,000	66,797
DaimlerChrysler Finance North America LLC 5.875% 3/15/11	114,000	112,658
Ford Motor Co. 6.500% 8/01/18	130,000	62,400
Ford Motor Co. 7.450% 7/16/31	560,000	299,600
		541,455
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. 7.857% 8/15/11	105,000	97,650
The Goodyear Tire & Rubber Co. 9.000% 7/01/15	75,000	68,250
		165,900
Banks – 4.5%
Banco BMG SA (b) 9.150% 1/15/16	655,000	540,375
Banco de Credito del Peru VRN (b) 6.950% 11/07/21	175,000	164,500
Banco Hipotecario SA (b) 9.750% 4/27/16	201,000	64,320
Banco Invex SA MXN (d) 6.450% 3/13/34	757,730	189,073
Bank of America Corp, Series L 4.900% 5/01/13	235,000	214,259
Bank of America Corp. Series L 5.650% 5/01/18	560,000	455,879
Barclays Bank PLC 0.000% 5/07/09	330,000	288,189
Barclays Bank PLC 6.278% 12/15/49	60,000	22,500
Capital One Financial Corp. 6.750% 9/15/17	96,000	81,105
Credit Suisse/New York NY 5.000% 5/15/13	354,000	349,585
Deutsche Bank AG/London 4.875% 5/20/13	109,000	108,243
Dresdner Bank AG VRN 0.000% 12/12/11	200,000	134,680
Export-Import Bank of Korea 8.125% 1/21/14	280,000	293,654
Hana Bank (b) 6.500% 4/09/12	250,000	254,603
HBOS Treasury Services PLC EUR (d) 4.375% 7/13/16	712,000	882,485
HBOS Treasury Services PLC EUR (d) 4.500% 7/13/21	405,000	469,235
HSBC Bank PLC 0.000% 1/12/10	800,000	628,800
HSBK Europe BV (b) 7.250% 5/03/17	145,000	72,500
HSBK Europe BV (b) 9.250% 10/16/13	750,000	442,500
ICICI Bank Ltd. VRN (b) 6.375% 4/30/22	880,000	559,512
ING Bank NV UAH (d) 11.890% 12/30/09	290,000	30,621
JP Morgan Chase Bank NA (b) 0.000% 9/02/15	292,127	205,154
Korea Development Bank 8.000% 1/23/14	160,000	167,999

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kuznetski Capital for Bank of Moscow (b) 7.375% 11/26/10	$245,000	$244,094
RSHB Capital SA (b) 7.750% 5/29/18	215,000	174,408
UBS AG/Stamford Branch 5.750% 4/25/18	110,000	95,130
VTB Capital SA (b) 6.250% 6/30/35	300,000	219,000
VTB Capital SA VRN 6.315% 2/04/15	1,795,000	1,256,500
VTB Capital SA (b) 6.875% 5/29/18	670,000	537,675
Wells Fargo & Co. 5.250% 10/23/12	531,000	533,018
WM Covered Bond Program EUR (d) 3.875% 11/28/11	747,000	920,773
WM Covered Bond Program EUR (d) 4.000% 9/27/16	930,000	1,011,749
		11,612,118
Beverages – 0.3%
Ambev International Finance Co. Ltd. BRL (d) 9.500% 7/24/17	740,000	289,422
Constellation Brands, Inc. 7.250% 9/01/16	155,000	149,575
Constellation Brands, Inc. 8.125% 1/15/12	100,000	99,500
Diageo Capital PLC 7.375% 1/15/14	120,000	133,696
PepsiCo, Inc. 7.900% 11/01/18	107,000	129,135
		801,328
Biotechnology – 0.0%
Amgen, Inc. 5.700% 2/01/19	118,000	121,359
Building Materials – 0.0%
Nortek, Inc. 8.500% 9/01/14	230,000	50,600
NTK Holdings, Inc. 0.000% 3/01/14	485,000	50,925
		101,525
Chemicals – 0.5%
Braskem Finance Ltd. (b) 7.250% 6/05/18	470,000	399,500
EI Du Pont de Nemours & Co. 5.750% 3/15/19	104,000	103,828
EI Du Pont de Nemours & Co. 6.000% 7/15/18	110,000	112,959
Huntsman LLC 11.625% 10/15/10	125,000	127,500
Momentive Performance Materials, Inc. 11.500% 12/01/16	825,000	185,625
Nalco Co. 7.750% 11/15/11	90,000	90,900
Nalco Co. 8.875% 11/15/13	155,000	155,775
		1,176,087
Coal – 0.1%
Massey Energy Co. 6.875% 12/15/13	70,000	59,675
Peabody Energy Corp. 6.875% 3/15/13	110,000	107,800
		167,475
Commercial Services – 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.625% 5/15/14	740,000	210,900
Hertz Corp. 10.500% 1/01/16	210,000	149,100
Iron Mountain, Inc. 8.625% 4/01/13	170,000	170,637
Service Corp. International 6.750% 4/01/15	85,000	77,988
Service Corp. International 7.000% 6/15/17	60,000	53,850
United Rentals North America, Inc. 7.000% 2/15/14	415,000	257,300
		919,775
Computers – 0.4%
Affiliated Computer Services, Inc. 5.200% 6/01/15	145,000	125,787
Hewlett-Packard Co. 6.125% 3/01/14	79,000	86,873
International Business Machines Corp. 8.000% 10/15/38	219,000	270,640
Seagate Technology International (b) 10.000% 5/01/14	260,000	256,100
Sungard Data Systems, Inc. 9.125% 8/15/13	270,000	257,850
		997,250
Cosmetics & Personal Care – 0.1%
Elizabeth Arden, Inc. 7.750% 1/15/14	215,000	160,175
The Procter & Gamble Co. 4.700% 2/15/19	44,000	44,106
		204,281
Diversified Financial – 4.8%
American Express Credit Corp. 5.875% 5/02/13	168,000	165,508
American Express Credit Corp. 7.300% 8/20/13	181,000	181,326
Astana-Finance JSC 9.160% 3/14/12	1,100,000	287,760
The Bear Stearns Cos., Inc. 7.250% 2/01/18	325,000	331,896
Caterpillar Financial Services Corp. 7.150% 2/15/19	246,000	241,475
CIT Group, Inc. 7.625% 11/30/12	249,000	154,432
Citigroup Global Markets Holdings, Inc. VRN (b) 0.000% 1/04/10	58,772	30,506
Citigroup, Inc. 5.500% 4/11/13	837,000	745,991
Citigroup, Inc. 6.500% 8/19/13	209,000	190,734
Countrywide Financial Corp. 5.800% 6/07/12	104,000	95,340
Federal Home Loan Mortgage Corp. 2.500% 4/23/14	1,400,000	1,392,679
Federal Home Loan Mortgage Corp. 3.625% 10/18/13	805,000	840,916
Federal National Mortgage Association 2.750% 3/13/14	785,000	791,432

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association 4.625% 10/15/14	$945,000	$1,033,644
Ford Motor Credit Co. LLC 9.750% 9/15/10	150,000	135,007
General Electric Capital Corp. 4.800% 5/01/13	198,000	193,643
General Electric Capital Corp. 5.400% 9/20/13	265,000	262,708
General Electric Capital Corp. 6.875% 1/10/39	345,000	270,321
The Goldman Sachs Group, Inc. 6.000% 5/01/14	85,000	84,673
The Goldman Sachs Group, Inc. 6.150% 4/01/18	504,000	475,387
The Goldman Sachs Group, Inc. 7.500% 2/15/19	334,000	342,725
HSBC Finance Corp. 4.750% 7/15/13	113,000	103,494
HSBC Finance Corp. 5.700% 6/01/11	125,000	119,552
HSBC Holdings PLC 6.800% 6/01/38	211,000	185,769
International Lease Finance Corp. 6.375% 3/25/13	142,000	86,724
International Lease Finance Corp. 6.625% 11/15/13	110,000	68,690
JP Morgan Chase Bank NA (b) 0.000% 1/05/16	1,627,031	905,288
JP Morgan Hipotecaria su Casita MXN (d) 6.100% 9/25/35	346,305	67,946
JPMorgan Chase & Co. 6.400% 5/15/38	664,000	646,916
Lehman Brothers Holdings, Inc. (e) 7.500% 5/11/38	466,000	47
Merrill Lynch & Co., Inc. 7.750% 5/14/38	634,000	433,002
Morgan Stanley (b) 0.000% 1/05/22	1,887,048	77,369
Morgan Stanley 6.000% 4/28/15	790,000	746,245
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	67,000	78,544
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 10.625% 4/01/17	375,000	281,250
SLM Corp. 4.500% 7/26/10	345,000	300,951
SLM Corp. 8.450% 6/15/18	212,000	129,126
		12,479,016
Electric – 2.0%
The AES Corp. (b) 8.750% 5/15/13	75,000	75,750
AES Panama SA (b) 6.350% 12/21/16	155,000	134,947
Consolidated Edison Co. of New York, Inc. 7.125% 12/01/18	230,000	253,482
Dominion Resources, Inc. /VA 6.400% 6/15/18	102,000	105,373
Duke Energy Carolinas LLC 7.000% 11/15/18	131,000	149,873
Duke Energy Corp. 6.300% 2/01/14	197,000	207,745
Edison Mission Energy 7.000% 5/15/17	335,000	252,925
EEB International Ltd. (b) 8.750% 10/31/14	190,000	187,625
Eletropaulo Metropolitana de Sao Paulo SA BRL (d) 19.125% 6/28/10	325,000	155,524
Energy Future Holdings Corp. 10.875% 11/01/17	225,000	153,563
FPL Group Capital, Inc. 6.000% 3/01/19	88,000	90,129
Georgia Power Co. 5.950% 2/01/39	66,000	65,069
Israel Electric Corp. Ltd. (b) 7.250% 1/15/19	865,000	861,661
Majapahit Holding BV (b) 7.250% 10/17/11	205,000	198,850
Majapahit Holding BV (b) 7.750% 10/17/16	395,000	337,725
Midamerican Energy Holdings Co. 5.750% 4/01/18	281,000	279,553
Mirant NA LLC 7.375% 12/31/13	210,000	202,125
National Power Corp. PHP (d) 5.875% 12/19/16	15,400,000	283,685
NRG Energy, Inc. 7.375% 2/01/16	130,000	125,125
NRG Energy, Inc. 7.375% 1/15/17	135,000	128,925
Pacific Gas & Electric Co. 6.250% 12/01/13	191,000	207,616
Pacific Gas & Electric Co. 8.250% 10/15/18	110,000	131,383
RRI Energy, Inc. 7.625% 6/15/14	270,000	243,675
Texas Competitive Electric Holdings Co. LLC 10.250% 11/01/15	290,000	164,575
Virginia Electric and Power Co. 8.875% 11/15/38	206,000	266,496
		5,263,399
Electronics – 0.0%
Flextronics International Ltd. 6.500% 5/15/13	135,000	126,563
Engineering & Construction – 0.1%
Odebrecht Finance Ltd. (b) 9.625% 4/09/14	215,000	223,600
Entertainment – 0.4%
AMC Entertainment, Inc. 8.000% 3/01/14	75,000	68,625
Cinemark, Inc. STEP 9.750% 3/15/14	165,000	163,763
Greektown Holdings LLC (b) (e) 10.750% 12/01/13	410,000	24,600
Isle of Capri Casinos, Inc. 7.000% 3/01/14	198,000	150,480
Mashantucket Western Pequot Tribe (b) 8.500% 11/15/15	535,000	115,025

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mohegan Tribal Gaming Authority 6.125% 2/15/13	$225,000	$173,250
Pinnacle Entertainment, Inc. 8.250% 3/15/12	140,000	136,500
Pokagon Gaming Authority (b) 10.375% 6/15/14	125,000	115,625
WMG Acquisition Corp. 7.375% 4/15/14	130,000	96,850
		1,044,718
Environmental Controls – 0.1%
Allied Waste NA Series B 7.375% 4/15/14	325,000	325,000
Foods – 0.5%
Dean Foods Co. 7.000% 6/01/16	195,000	190,125
Delhaize America, Inc. 9.000% 4/15/31	290,000	318,142
Dole Food Co., Inc. 7.250% 6/15/10	135,000	131,625
Dole Food Co., Inc. 8.875% 3/15/11	140,000	130,900
JBS USA LLC/JBS USA Finance, Inc. (b) 11.625% 5/01/14	200,000	190,000
Kraft Foods, Inc. 6.125% 2/01/18	227,000	230,424
Kraft Foods, Inc. 6.125% 8/23/18	31,000	31,490
The Kroger Co. 7.500% 1/15/14	113,000	125,877
Smithfield Foods, Inc. 7.000% 8/01/11	105,000	84,263
		1,432,846
Forest Products & Paper – 0.1%
Georgia-Pacific LLC (b) 8.250% 5/01/16	260,000	260,000
NewPage Corp. 10.000% 5/01/12	265,000	124,550
		384,550
Gas – 0.1%
Sempra Energy 9.800% 2/15/19	152,000	173,347
Hand & Machine Tools – 0.0%
Baldor Electric Co. 8.625% 2/15/17	30,000	26,550
Health Care — Products – 0.3%
Biomet, Inc. 10.375% 10/15/17	275,000	264,687
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	115,000	87,975
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11	75,000	76,500
Johnson & Johnson 5.850% 7/15/38	125,000	131,499
Universal Hospital Services, Inc. 8.500% 6/01/15	155,000	144,150
		704,811
Health Care — Services – 0.7%
Community Health Systems, Inc. 8.875% 7/15/15	325,000	323,375
DaVita, Inc. 6.625% 3/15/13	195,000	191,587
HCA, Inc. 6.375% 1/15/15	360,000	284,400
HCA, Inc. (b) 8.500% 4/15/19	75,000	75,469
Healthsouth Corp. 10.750% 6/15/16	305,000	311,100
Select Medical Corp. 7.625% 2/01/15	180,000	136,800
Tenet Healthcare Corp. 7.375% 2/01/13	140,000	128,100
UnitedHealth Group, Inc. 6.875% 2/15/38	174,000	151,194
US Oncology Holdings, Inc. 8.334% 3/15/12	183,686	110,212
US Oncology, Inc. 9.000% 8/15/12	130,000	128,050
WellPoint, Inc. 6.375% 6/15/37	124,000	102,403
		1,942,690
Home Builders – 0.4%
Centex Corp. 5.800% 9/15/09	285,000	285,000
K. Hovnanian Enterprises, Inc. 7.750% 5/15/13	80,000	28,400
K. Hovnanian Enterprises, Inc. 8.875% 4/01/12	230,000	104,650
Lennar Corp. (b) 12.250% 5/15/17	110,000	111,650
Toll Brothers Finance Corp. 8.900% 10/15/17	230,000	231,204
Toll Corp. 8.250% 12/01/11	160,000	160,000
William Lyon Homes, Inc. 7.500% 2/15/14	20,000	3,200
		924,104
Household Products – 0.1%
Jarden Corp. 7.500% 5/01/17	205,000	181,425
Insurance – 0.4%
American International Group, Inc. (b) 8.250% 8/15/18	309,000	108,644
Berkshire Hathaway Finance Corp. 5.000% 8/15/13	126,000	130,516
MetLife, Inc. Series A 6.817% 8/15/18	104,000	98,171
Residential Reinsurance 2008 Ltd. (b) 0.000% 6/06/11	280,000	260,400
VASCO Re 2006 Ltd. FRN (b) 9.771% 6/05/09	510,000	510,969
		1,108,700
Iron & Steel – 0.2%
Steel Capital SA for OAO Severstal (b) 9.750% 7/29/13	560,000	422,800
Steel Dynamics, Inc. 7.375% 11/01/12	170,000	151,725
		574,525
Leisure Time – 0.1%
Leslie's Poolmart 7.750% 2/01/13	170,000	158,950
Travelport LLC 11.875% 9/01/16	185,000	83,250
		242,200
Lodging – 0.2%
Caesars Entertainment, Inc. 7.875% 3/15/10	250,000	147,500
Harrah's Operating Co., Inc. (b) 10.000% 12/15/18	406,000	190,820
MGM Mirage 8.375% 2/01/11	90,000	36,900

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Station Casinos, Inc. 6.500% 2/01/14	$1,055,000	$36,925
Trump Entertainment Resorts, Inc. (e) 8.500% 6/01/15	205,000	14,863
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/01/14	235,000	198,575
		625,583
Machinery — Construction & Mining – 0.1%
Terex Corp. 8.000% 11/15/17	230,000	188,600
Machinery — Diversified – 0.2%
Case New Holland, Inc. 7.125% 3/01/14	635,000	555,625
Manufacturing – 0.5%
Bombardier, Inc. (b) 6.300% 5/01/14	155,000	130,200
Bombardier, Inc. (b) 8.000% 11/15/14	75,000	65,625
General Electric Co. 5.250% 12/06/17	604,000	571,565
Honeywell International, Inc. 5.000% 2/15/19	152,000	154,104
RBS Global, Inc. and Rexnord Corp. 11.750% 8/01/16	120,000	72,000
Sally Holdings LLC 9.250% 11/15/14	140,000	140,000
Sally Holdings LLC 10.500% 11/15/16	105,000	101,325
Tyco International Finance SA 8.500% 1/15/19	97,000	103,829
		1,338,648
Media – 0.8%
Allbritton Communications Co. 7.750% 12/15/12	135,000	61,425
CCH I LLC (e) 11.000% 10/01/15	360,000	27,900
CCH II LLC / CCH II Capital Corp. (e) 10.250% 9/15/10	135,000	122,850
Comcast Corp. 5.700% 5/15/18	272,000	265,926
CSC Holdings, Inc. 7.625% 4/01/11	130,000	130,000
Echostar DBS Corp. 6.375% 10/01/11	315,000	305,550
Idearc, Inc. (e) 8.000% 11/15/16	300,000	4,875
LIN Television Corp. 6.500% 5/15/13	327,000	189,660
Medianews Group, Inc. 6.375% 4/01/14	100,000	1,000
Medianews Group, Inc. 6.875% 10/01/13	405,000	4,050
News America, Inc. 6.150% 3/01/37	181,000	133,006
Radio One, Inc. 8.875% 7/01/11	133,000	36,076
RH Donnelley Corp. 6.875% 1/15/13	135,000	7,763
RH Donnelley Corp. 6.875% 1/15/13	395,000	22,712
Sinclair Broadcast Group, Inc. 8.000% 3/15/12	505,000	282,800
Time Warner Cable, Inc. 6.200% 7/01/13	205,000	214,182
Time Warner Cable, Inc. 8.750% 2/14/19	81,000	91,058
Time Warner, Inc. 6.500% 11/15/36	114,000	93,987
The Walt Disney Co. 4.500% 12/15/13	91,000	94,488
		2,089,308
Mining – 1.2%
Alcoa, Inc. 6.000% 7/15/13	66,000	58,922
Alcoa, Inc. 6.750% 7/15/18	177,000	134,801
ALROSA Finance SA (b) 8.875% 11/17/14	1,525,000	1,113,125
BHP Billiton Finance USA Ltd. 6.500% 4/01/19	66,000	71,687
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	549,000	538,020
Novelis, Inc. 7.250% 2/15/15	405,000	210,600
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	67,000	68,888
Vale Overseas Ltd. 6.875% 11/21/36	45,000	36,652
Vedanta Resources PLC (b) 9.500% 7/18/18	1,150,000	839,500
		3,072,195
Multi-National – 0.0%
Inter-American Development Bank VRN BRL 0.000% 12/08/09	250,000	111,351
Municipal – 0.3%
Bayerische Hypo City of Kiev Ukraine (b) 8.625% 7/15/11	950,000	645,905
Santa Fe de Bogota DC COP (b) (d) 9.750% 7/26/28	445,000,000	175,519
		821,424
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.650% 5/15/13	155,000	139,503
Oil & Gas – 3.6%
Anadarko Petroleum Corp. 7.625% 3/15/14	131,000	134,355
Atlas Energy Resources LLC (b) 10.750% 2/01/18	310,000	273,575
Berry Petroleum Co. 8.250% 11/01/16	145,000	100,050
Chesapeake Energy Corp. 6.875% 1/15/16	285,000	253,294
Cimarex Energy Co. 7.125% 5/01/17	50,000	44,250
Conocophillips 6.500% 2/01/39	377,000	373,523
Denbury Resources, Inc. 7.500% 12/15/15	275,000	258,500
Devon Energy Corp. 6.300% 1/15/19	150,000	155,260
Forest Oil Corp. 7.250% 6/15/19	80,000	66,600
Forest Oil Corp. (b) 8.500% 2/15/14	195,000	189,150
Gaz Capital SA (b) 7.288% 8/16/37	1,680,000	1,134,000
Gaz Capital SA (b) 7.510% 7/31/13	620,000	556,769
Gaz Capital SA (b) 8.625% 4/28/34	100,000	90,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KazMunaiGaz Finance Sub BV (b) 9.125% 7/02/18	$1,560,000	$1,349,400
Marathon Oil Corp. 5.900% 3/15/18	165,000	157,209
Pemex Project Funding Master Trust 6.625% 6/15/38	660,000	524,700
Petrobras International Finance Co. 5.875% 3/01/18	1,020,000	964,254
Petrobras International Finance Co. 7.875% 3/15/19	414,000	442,980
PetroHawk Energy Corp. (b) 10.500% 8/01/14	120,000	120,600
Petroleos Mexicanos (b) 8.000% 5/03/19	280,000	297,859
Pioneer Natural Resources Co. 5.875% 7/15/16	30,000	24,865
Pioneer Natural Resources Co. 6.650% 3/15/17	20,000	17,113
Pioneer Natural Resources Co. 6.875% 5/01/18	40,000	34,016
Plains Exploration & Production Co. 10.000% 3/01/16	260,000	253,500
Pride International, Inc. 7.375% 7/15/14	265,000	259,700
Quicksilver Resources, Inc. 7.125% 4/01/16	255,000	159,375
Quicksilver Resources, Inc. 8.250% 8/01/15	65,000	52,975
Shell International Finance BV 6.375% 12/15/38	151,000	160,707
Southwestern Energy Co. (b) 7.500% 2/01/18	115,000	111,838
Tengizchevroil Finance Co. SARL Series A (b) 6.124% 11/15/14	568,372	466,455
XTO Energy, Inc. 5.500% 6/15/18	102,000	96,943
XTO Energy, Inc. 6.500% 12/15/18	163,000	165,662
		9,290,227
Oil & Gas Services – 0.2%
Helix Energy Solutions Group, Inc. (b) 9.500% 1/15/16	400,000	284,000
Key Energy Services, Inc. 8.375% 12/01/14	230,000	188,600
		472,600
Packaging & Containers – 0.4%
Berry Plastics Holding Corp. 8.875% 9/15/14	330,000	237,600
Crown Americas LLC/Crown Americas Capital Corp. 7.750% 11/15/15	235,000	238,525
Graham Packaging Co., Inc. 9.875% 10/15/14	290,000	234,538
Graphic Packaging International Corp. 8.500% 8/15/11	270,000	263,925
		974,588
Pharmaceuticals – 0.3%
Abbott Laboratories 5.125% 4/01/19	44,000	45,042
Abbott Laboratories 5.600% 11/30/17	111,000	116,618
AstraZeneca PLC 6.450% 9/15/37	135,000	145,309
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	185,000	190,597
Pfizer, Inc. 7.200% 3/15/39	110,000	120,861
PTS Acquisition Corp. 9.500% 4/15/15	250,000	85,000
Wyeth 5.950% 4/01/37	98,000	94,134
		797,561
Pipelines – 0.6%
Atlas Pipeline Partners LP 8.125% 12/15/15	170,000	102,850
Dynegy Holdings, Inc. 8.375% 5/01/16	255,000	204,000
El Paso Corp. 7.000% 6/15/17	75,000	67,383
Enterprise Products Operating LLC 6.500% 1/31/19	107,000	98,162
Enterprise Products Operating LP VRN 8.375% 8/01/66	365,000	251,850
Kinder Morgan Energy Partners LP 6.000% 2/01/17	129,000	121,660
Kinder Morgan Energy Partners LP 7.300% 8/15/33	195,000	171,983
Kinder Morgan Finance Co. 5.700% 1/05/16	145,000	125,788
TransCanada Pipelines Ltd. 7.625% 1/15/39	174,000	190,475
The Williams Cos., Inc. 8.750% 3/15/32	207,000	194,580
		1,528,731
Real Estate Investment Trusts (REITS) – 0.1%
HCP, Inc. 6.000% 1/30/17	55,000	44,873
HCP, Inc. 6.700% 1/30/18	105,000	82,367
Simon Property Group LP 5.300% 5/30/13	153,000	136,681
		263,921
Retail – 0.6%
Albertsons LLC 8.000% 5/01/31	350,000	295,750
Claires Stores, Inc. 10.500% 6/01/17	910,000	300,300
GSC Holdings Corp. 8.000% 10/01/12	145,000	147,175
Home Depot, Inc. 5.875% 12/16/36	214,000	156,815
McDonald's Corp. 5.000% 2/01/19	45,000	45,619
McDonald's Corp. 5.800% 10/15/17	54,000	57,827
Target Corp. 6.000% 1/15/18	230,000	231,744
Wal-Mart Stores, Inc. 5.800% 2/15/18	206,000	222,655
Wal-Mart Stores, Inc. 6.200% 4/15/38	165,000	171,824
		1,629,709

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Savings & Loans – 4.1%
AKIBARE Ltd. FRN (b) 4.201% 5/22/12	$250,000	$236,475
Atlas V Capital Ltd. FRN (b) 12.708% 2/03/12	250,000	250,000
Autopistas del Nordeste Cayman Ltd. (b) 9.390% 1/15/26	550,706	275,353
BA Covered Bond Issuer EUR (d) 4.250% 4/05/17	115,000	130,680
C10 Capital SPV Ltd. VRN (b) 6.722% 12/31/49	460,000	206,296
Calabash Re Ltd. FRN (b) 9.749% 6/01/09	250,000	249,850
CAT-Mex Ltd. FRN (b) 3.578% 5/18/09	250,000	249,625
CCM Merger, Inc. (b) 8.000% 8/01/13	290,000	129,050
Cloverie PLC FRN 5.538% 12/20/10	200,000	125,380
Coriolanus Ltd. (b) 0.000% 4/30/25	233,967	129,917
Coriolanus Ltd. Series E VRN (b) 0.000% 9/10/10	400,000	4,000
Credit & Repackaged Securities Ltd. (b) 0.000% 2/08/37	4,000,000	175,720
Dali Capital PLC for Bank of Moscow RUB (d) 7.250% 11/25/09	5,400,000	159,152
Dali Capital SA for JSC Rosbank RUB (d) 8.000% 9/30/09	5,200,000	149,328
East Lane Re III Ltd. FRN (b) 11.806% 3/16/12	255,000	253,088
Eirles Two Ltd. FRN (b) 4.841% 4/30/12	700,000	265,370
Emblem Finance Co. Ltd. FRN (b) 5.299% 6/20/10	340,000	358,292
Fhu-Jin Ltd. FRN (b) 5.084% 8/10/11	250,000	237,875
Fusion 2007 Ltd. FRN (b) 7.246% 5/19/09	400,000	399,080
The Goldman Sachs Group, Inc. 6.345% 2/15/34	13,000	9,207
Hallertau SPC (b) 1.000% 8/02/10	1,575,744	137,033
Hallertau SPC 2007-01 FRN (b) 3.914% 12/20/17	2,390,000	1,727,970
IIRSA Norte Finance Ltd. (b) 8.750% 5/30/24	817,295	612,971
ISA Capital do Brasil SA (b) 8.800% 1/30/17	200,000	188,000
Lakeside Re Ltd. FRN (b) 7.720% 12/31/09	500,000	497,600
LatAm Cayman Trust 2006 (b) 10.000% 11/17/16	105,694	72,486
MedQuake Ltd. FRN (b) 6.338% 5/31/10	250,000	243,950
Midori Ltd. FRN (b) 3.881% 10/24/12	250,000	238,250
Muteki Ltd. (b) 5.638% 5/24/11	350,000	328,790
Nelson Re Ltd. FRN (b) 17.458% 6/21/10	450,000	420,750
Osiris Capital PLC Series D FRN (b) 6.131% 1/15/10	250,000	245,050
Petroleum Export Ltd./Cayman SPV Series A3 (b) 5.265% 6/15/11	632,373	551,233
Rainbow National Services LLC (b) 8.750% 9/01/12	170,000	173,400
Salisbury International Investments Ltd. FRN (b) 5.257% 7/22/11	200,000	79,220
Tiers Trust/United States STEP 0.000% 6/15/17	525,000	170,987
TransCapitalInvest Ltd. for OJSC AK Transneft (b) 5.670% 3/05/14	170,000	136,850
Vanguard Health Holding Co. I LLC STEP 0.000% 10/01/15	225,000	200,250
Vega Capital Ltd. (b) 0.000% 6/24/11	451,000	502,865
Willow Re. Ltd. FRN (b) (e) 8.369% 6/16/10	490,000	210,700
		10,732,093
Semiconductors – 0.0%
Amkor Technology, Inc. 7.750% 5/15/13	110,000	107,388
Software – 0.1%
First Data Corp. 9.875% 9/24/15	120,000	82,950
Oracle Corp. 5.750% 4/15/18	128,000	135,609
		218,559
Telecommunications – 2.4%
America Movil SAB de CV MXN (d) 8.460% 12/18/36	9,100,000	506,246
American Tower Corp. 7.500% 5/01/12	145,000	145,725
AT&T, Inc. 6.700% 11/15/13	303,000	336,028
BellSouth Corp. 5.200% 12/15/16	81,000	80,623
British Telecommunications PLC 5.150% 1/15/13	108,000	101,646
Cisco Systems, Inc. 4.950% 2/15/19	110,000	111,956
Citizens Communications Co. 6.250% 1/15/13	420,000	399,000
Deutsche Telekom International Finance BV 6.750% 8/20/18	200,000	208,029
Fairpoint Communications, Inc. 13.125% 4/01/18	395,000	108,131
France Telecom SA 7.750% 3/01/11	85,000	92,063
New Cingular Wireless Services, Inc. 8.125% 5/01/12	146,000	161,330
Nextel Communications, Inc. Series D 7.375% 8/01/15	490,000	349,737
Qwest Corp. 8.875% 3/15/12	380,000	385,700
Sprint Capital Corp. 8.750% 3/15/32	840,000	638,400

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telecom Italia Capital SA 7.721% 6/04/38	$155,000	$135,338
Telefonica del Peru SAA PEN (b) (d) 8.000% 4/11/16	828,300	255,374
Telefonica Emisiones SAU 5.855% 2/04/13	130,000	135,587
Telemar Norte Leste SA (b) 9.500% 4/23/19	190,000	198,075
Verizon Communications, Inc. 6.900% 4/15/38	115,000	113,547
Verizon Communications, Inc. 8.950% 3/01/39	295,000	355,764
Verizon Wireless Capital LLC (b) 8.500% 11/15/18	165,000	197,604
VIP Finance Ireland Ltd. for OJSC Vimpel Communications (b) 9.125% 4/30/18	730,000	520,125
Virgin Media Finance PLC 8.750% 4/15/14	75,000	74,250
Virgin Media Finance PLC 9.125% 8/15/16	200,000	197,000
Vodafone Group PLC 5.625% 2/27/17	108,000	108,675
West Corp. 11.000% 10/15/16	40,000	33,300
Windstream Corp. 8.125% 8/01/13	190,000	189,050
Windstream Corp. 8.625% 8/01/16	125,000	124,375
		6,262,678
Transportation – 0.4%
Burlington Northern Santa Fe Corp. 5.750% 3/15/18	28,000	27,863
CSX Corp. 6.250% 4/01/15	115,000	115,058
Norfolk Southern Corp. (b) 5.750% 1/15/16	159,000	156,636
Panama Canal Railway Co. (b) 7.000% 11/01/26	410,000	233,700
TGI International Ltd. (b) 9.500% 10/03/17	160,000	144,000
Union Pacific Corp. 7.875% 1/15/19	115,000	126,921
United Parcel Service, Inc. 5.125% 4/01/19	39,000	39,926
United Parcel Service, Inc. 5.500% 1/15/18	99,000	102,660
		946,764
TOTAL CORPORATE DEBT (Cost $104,353,138)		88,176,661
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 12.5%
Automobile ABS – 0.1%
Americredit Prime Automobile Receivable, Series 2007-1, Class D 5.620% 1/08/12	141,000	86,562
Capital Auto Receivables Asset Trust, Series 2007-1, Class B 5.150% 9/17/12	28,000	19,165
Capital One Auto Finance Trust, Series 2006-C, Class A4 FRN 0.481% 5/15/13	141,000	110,314
Taganka Car Loan Finance PLC, Series 2006-1A, Class C FRN (b) 3.760% 11/14/13	32,018	25,615
		241,656
Commercial MBS – 3.1%
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class AMFX VRN 5.482% 1/15/49	410,000	202,712
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM VRN 6.002% 2/10/51	710,000	351,587
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.354% 12/10/17	380,000	318,969
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM VRN 6.397% 1/10/18	360,000	195,644
Citigroup Commercial Mortgage Trust, Series 2007-C6 Class A2 VRN 5.888% 8/10/12	120,000	101,219
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B 5.205% 12/11/49	1,050,000	888,500
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX VRN 5.366% 12/11/49	620,000	296,318
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4 VRN 5.723% 6/15/39	250,000	176,600
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A2 4.433% 7/10/39	304,498	303,133
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.736% 12/10/49	775,000	557,117
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4 5.560% 11/10/39	290,000	232,995
JP Morgan Chase Commercial Mortgage Finance Corp., Series 2000-C9, Class A2 7.770% 10/15/32	511,166	515,403

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A2S 5.305% 5/15/49	$380,000	$316,216
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3 5.420% 1/15/49	240,000	156,697
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4 5.440% 6/12/47	580,000	383,636
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM VRN 5.466% 6/12/47	690,000	332,268
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2 5.827% 2/15/51	220,000	183,545
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class A4 6.068% 2/12/51	910,000	543,549
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class AJ 6.798% 2/12/51	540,000	150,053
LB-UBS Commercial Conduit Mortgage Trust, Series 1999-C2, Class C 7.470% 10/15/32	314,000	316,441
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AM VRN 6.318% 4/15/41	290,000	143,288
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM VRN 6.374% 9/15/45	1,080,000	530,729
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2 VRN 7.950% 5/15/25	334,867	335,206
Morgan Stanley Capital I, Series 2007-IQ16, Class A4 5.809% 12/12/49	190,000	141,032
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.590% 3/15/30	7,980	7,981
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2 5.275% 11/15/48	54,000	47,282
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 VRN 5.903% 2/15/51	320,000	221,651
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ VRN 5.952% 5/15/46	270,000	54,000
		8,003,771
Home Equity ABS – 0.2%
Argent Securities, Inc., Series 2006-M3, Class A2B FRN 0.538% 10/25/36	100,000	63,130
Argent Securities, Inc., Series 2004-W8, Class A2 FRN 0.918% 5/25/34	165,153	63,713
Centex Home Equity, Series 2006-A, Class AV2 FRN 0.538% 6/25/36	45,636	42,987
Countrywide Home Equity Loan Trust, Series 2006-H, Class 2A1A 0.601% 11/15/36	12,132	2,107
Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A FRN 0.681% 12/15/35	27,704	7,894
HFC Home Equity Loan Asset Backed Certificates, Series 2006-4, Class A2V FRN 0.557% 3/20/36	50,000	41,867
HFC Home Equity Loan Asset Backed Certificates, Series 2005-3, Class A1 FRN 0.707% 1/20/35	55,895	33,598
Home Equity Mortgage Trust, Series 2005-1, Class M6 STEP 5.363% 6/25/35	112,000	32,437
Home Equity Mortgage Trust, Series 2006-5, Class A1 STEP 5.500% 1/25/37	46,297	6,779
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3 FRN 0.538% 8/25/36	180,000	56,702
Option One Mortgage Loan Trust, Series 2006-2, Class 2A2 FRN 0.538% 7/25/36	155,888	113,255
Residential Asset Securities Corp., Series 2006-KS7, Class A2 FRN 0.538% 9/25/36	98,735	85,918
Terwin Mortgage Trust, Series 2006-4SL, Class A1 VRN (b) 4.500% 2/25/37	22,331	5,196

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Home Equity Trust, Series 2006-2, Class A2 FRN 0.538% 7/25/36	$68,754	$63,040
		618,623
Manufactured Housing ABS – 0.0%
Green Tree Financial Corp., Series 1997-5, Class M1 VRN 6.950% 5/15/29	186,000	87,049
Student Loans ABS – 1.1%
Argent Securities, Inc., Series 2006-W5, Class A2B FRN 0.538% 6/25/36	43,831	40,922
Goldman Sachs Asset Management CBO Ltd., Series 1A, Class D (b) (c) 12.540% 6/13/11	268,831	-
Hallertau SPC, Series 2008-2A (b) 8.636% 9/17/13	2,000,000	2,020,200
ICE EM CLO, Series 2007-1A, Class B FRN (b) 3.424% 8/15/22	960,000	336,000
ICE EM CLO, Series 2007-1A, Class C FRN (b) 4.724% 8/15/22	800,000	114,720
ICE EM CLO, Series 2007-1A, Class D FRN (b) 6.724% 8/15/22	800,000	95,120
Lehman XS Trust, Series 2005-4, Class 2A1B STEP 5.170% 10/25/35	20,462	19,115
Lehman XS Trust, Series 2005-2, Class 2A1B STEP 5.180% 8/25/35	10,425	10,208
Lehman XS Trust, Series 2005-4, Class 2A1B STEP 5.550% 1/25/36	56,780	39,630
Securitized Asset Backed Receivables LLC Trust, Series 2007-BR2, Class A2 FRN 0.668% 2/25/37	78,021	35,275
SLM Student Loan Trust, Series 2005-B, Class B FRN 1.720% 6/15/39	263,000	82,968
SSB RV Trust, Series 2001-1, Class B 6.640% 4/15/18	83,474	83,397
Start CLO Ltd., Series 2006-3A, Class F FRN (b) 18.284% 6/07/11	120,000	77,400
		2,954,955
WL Collateral CMO – 8.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 12A2 VRN 4.301% 5/25/34	535,782	348,865
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 23A1 FRN 5.017% 11/25/34	337,955	297,787
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 2A2 FRN 0.998% 2/25/33	40,335	24,913
Chase Mortgage Finance Corp., Series 2007-A1, Class 9A1 FRN 4.564% 2/25/37	417,603	346,465
Chase Mortgage Finance Corp., Series 2006-S3, Class 1A2 6.000% 11/25/36	450,000	203,951
Chaseflex Trust, Series 2006-2, Class A1B FRN 0.622% 9/25/46	12,485	12,091
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class A2 FRN 0.622% 10/25/36	51,091	45,986
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A3 VRN 4.949% 5/25/35	428,270	313,663
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2 FRN 5.500% 3/25/36	462,300	105,249
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1AB 5.591% 3/25/36	412,627	92,852
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4 VRN 5.178% 5/25/35	841,494	571,131
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2 VRN 5.537% 3/25/36	925,543	503,013
Citimortgage Alternative Loan Trust, Series 2006-A5, Class IA-13 FRN 0.888% 10/25/36	292,326	97,804
Citimortgage Alternative Loan Trust, Series 2006-A5, Class 2A1 5.500% 10/25/21	322,758	230,104
Countrywide Alternative Loan Trust, Series 2007-8CB, Class A1 5.500% 5/25/37	711,306	546,722
Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A10 6.000% 2/25/37	1,588,805	773,626

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A2 FRN 0.558% 6/25/37	$130,000	$66,031
Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF2 VRN 5.363% 5/25/36	43,946	42,899
Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF2 VRN 5.382% 2/25/30	229,103	222,040
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 VRN 5.473% 1/25/36	149,852	40,598
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-17, Class 1A8 5.500% 9/25/35	430,000	328,199
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 5.500% 11/25/35	369,506	291,419
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-J4, Class A7 5.500% 11/25/35	250,000	163,472
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY3, Class 1A1 FRN 5.617% 6/25/47	338,954	178,356
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 1A2 VRN 5.929% 9/25/37	444,808	88,962
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 2A2 FRN 6.001% 9/25/37	112,876	22,575
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A2 FRN 6.197% 9/25/37	296,329	59,266
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY4, Class 2A2 FRN 6.237% 11/25/37	93,456	17,525
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-27, Class 2A1 5.500% 12/25/35	340,441	268,496
Countrywide Home Loans, Series 2007-HY4, Class 1A2 VRN 6.080% 9/25/47	416,491	91,190
Countrywide Home Loans, Series 2007-HY4, Class 3A2 VRN 6.388% 11/25/37	94,412	17,871
Countrywide Home Loans, Series 2005-HYB8, Class 4A1 5.550% 12/20/35	22,460	12,294
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-RS1, Class A2 FRN (b) 1.020% 1/27/37	172,437	44,349
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A VRN 6.005% 10/25/36	222,485	150,197
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF10, Class A3 FRN 0.528% 7/25/36	120,000	100,885
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF9, Class 2A2 FRN 0.548% 6/25/36	60,000	49,373
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FFA, Class A3 FRN 0.558% 9/25/26	104,594	16,589
First Horizon Alternative Mortgage Securities, Series 2007-FA2, Class 1A1 5.500% 4/25/37	155,532	110,447
First Horizon Asset Securities, Inc., Series 2007-AR3, Class 1A1 FRN 6.130% 11/25/37	530,496	312,515
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A4 FRN 4.129% 3/25/35	50,999	37,754
GSR Mortgage Loan Trust, Series 2004-5, Class 2A1 4.480% 5/25/34	3,901	3,255
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A1 FRN 4.559% 9/25/35	507,634	395,666
GSR Mortgage Loan Trust, Series 2007-AR1, Class 4A1 VRN 5.804% 3/25/37	410,343	216,042
Indymac Index Mortgage Loan Trust, Series 2005-AR31, Class 2A2 VRN 5.294% 1/25/36	61,616	16,137
JP Morgan Mortgage Trust, Series 2007-A1, Class 7A1 FRN 5.298% 7/25/35	630,628	449,101
JP Morgan Mortgage Trust, Series 2006-A2, Class 3A4 VRN 5.676% 4/25/36	296,719	60,735

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2006-A7, Class 2A2 VRN 5.793% 1/25/37	$126,565	$83,728
JP Morgan Mortgage Trust, Series 2007-A3, Class 3A3 VRN 6.007% 5/25/37	190,898	54,130
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1 VRN 6.726% 2/25/32	173,239	133,285
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1 4.933% 4/25/36	320,685	197,690
MASTR Alternative Loans Trust, Series 2004-6, Class 10A1 6.000% 7/25/34	120,567	78,623
MASTR Asset Securitization Trust, Series 2006-3, Class 2A1 FRN 0.888% 10/25/36	750,342	405,200
Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class A2 VRN 4.485% 2/25/35	139,541	107,012
Merrill Lynch Mortgage Investors, Inc., Series 2005-A9, Class 4A1 VRN 5.495% 4/25/35	97	67
MLCC Mortgage Investors, Inc., Series 2006-3, Class 2A1 VRN 6.078% 10/25/36	594,053	407,358
Popular ABS Mortgage Pass-Through Trust, Series 2005-6, Class AF3 VRN 5.680% 1/25/36	61,956	51,821
Residential Accredit Loans, Inc., Series 2005-QA4, Class A32 VRN 5.380% 4/25/35	16,874	6,438
Residential Accredit Loans, Inc., Series 2003-QS1, Class A2 5.750% 1/25/33	51,213	43,600
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28 5.750% 4/25/37	208,140	92,446
Residential Accredit Loans, Inc., Series 2007-QS6, Class A28 5.750% 4/25/37	222,495	90,907
Residential Accredit Loans, Inc., Series 2006-QS5, Class 2A2 6.000% 5/25/36	18,192	18,158
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5 6.000% 9/25/36	507,595	313,310
Residential Accredit Loans, Inc., Series 2006-QS13, Class 1A5 6.000% 9/25/36	67,740	65,594
Residential Asset Securitization Trust, Series 2005-A14, Class A1 5.500% 12/25/35	390,000	175,001
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7 6.000% 6/25/35	650,526	425,231
Residential Asset Securitization Trust, Series 2006-A9CB, Class A5 6.000% 7/25/36	139,067	90,069
Residential Asset Securitization Trust, Series 2006-A12, Class A1 6.250% 11/25/36	118,807	60,032
Residential Funding Mortgage, Series 2007-SA3, Class 2A2 VRN 5.764% 7/27/37	341,508	74,421
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A2 FRN 1.197% 9/19/32	70,272	17,958
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-1, Class 2A1 5.826% 2/25/37	958,548	513,058
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2007-OA3, Class 5A FRN 1.772% 4/25/47	115,260	33,829
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR15, Class 1A FRN 2.473% 11/25/46	162,207	50,252
Washington Mutual Mortgage Pass Through Certificates, Series 2005-AR12, Class 1A8 VRN 4.830% 10/25/35	403,942	299,931
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY3, Class 4A1 VRN 5.334% 3/25/37	1,322,334	743,014
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 4A1 VRN 5.414% 2/25/37	2,062,796	1,162,146
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY4, Class 4A1 VRN 5.506% 4/25/37	1,142,097	656,424

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A1 VRN 5.588% 12/25/36	$1,400,278	$724,799
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY2, Class 1A2 5.588% 12/25/36	157,835	34,895
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A7 VRN 5.609% 11/25/36	1,010	206
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR14, Class 2A4 FRN 5.748% 11/25/36	370	79
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 5A1 VRN 5.751% 2/25/37	1,211,377	655,904
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY7, Class 2A1 VRN 5.831% 7/25/37	334,919	163,671
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY1, Class 2A4 FRN 5.845% 2/25/37	68,744	15,466
Washington Mutual Mortgage Pass Through Certificates, Series 2006-AR10, Class 1A2 5.931% 9/25/36	449,141	323,180
Washington Mutual, Inc., Series 2003-AR9, Class 2A FRN 4.485% 9/25/33	199,145	171,680
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A2 4.735% 7/25/36	101,090	23,442
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A2 5.557% 7/25/36	355,072	82,623
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 2A2 5.627% 7/25/36	247,269	57,955
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class IIA1 VRN 4.466% 10/25/35	259,528	184,177
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class B2 FRN 4.542% 11/25/34	126,316	55,634
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 1A1 FRN 4.544% 2/25/35	603,948	481,979
Wells Fargo Mortgage Backed Securities Trust, Series 2004-U, Class A1 VRN 5.004% 10/25/34	114,195	77,725
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3 VRN 5.068% 4/25/36	354,700	196,934
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A5 FRN 5.077% 3/25/36	170,610	97,290
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A1 VRN 5.240% 4/25/36	284,384	180,881
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A3 FRN 5.593% 7/25/36	175,762	108,904
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6 FRN 5.593% 7/25/36	1,818,634	993,058
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 2A1 FRN 5.627% 7/25/36	307,212	195,279
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A4 FRN 5.751% 9/25/36	1,260,000	571,505
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class IIA1 VRN 6.097% 9/25/36	707,210	433,330
		20,669,789
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $51,239,254)		32,575,843
SOVEREIGN DEBT OBLIGATIONS – 23.8%
Arab Republic of Egypt EGP (b) (d) 8.750% 7/18/12	1,480,000	236,422
Arab Republic of Egypt (b) 8.750% 7/18/12	1,325,000	198,945
Argentina Bonos 0.000% 9/12/13	905,000	341,637
Argentine Republic VRN 0.000% 12/15/35	1,120,000	32,816

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Argentine Republic 7.000% 10/03/15	$110,000	$30,030
Banco Nacional de Desenvolvimento Economico e Social VRN (b) 6.369% 6/16/18	570,000	548,625
Bolivarian Republic Venezuela Bonds Reg. S (b) 9.000% 5/07/23	405,000	230,850
Brazil Notas do Tesouro Nacional Serie B BRL (d) 6.000% 5/15/45	345,000	255,139
Brazil Notas do Tesouro Nacional Serie F BRL (d) 10.000% 1/01/14	4,300,000	1,874,624
Brazilian Government International Bond 5.875% 1/15/19	280,000	276,920
Bulgaria Government International Bond (b) 8.250% 1/15/15	250,000	261,875
Colombia Government International Bond 7.375% 3/18/19	125,000	131,388
Colombia Government International Bond 7.375% 9/18/37	541,000	542,352
Denmark Government Bond DKK (d) 5.000% 11/15/13	1,070,000	207,204
France Government Bond OAT EUR (d) 4.250% 10/25/18	1,065,000	1,486,526
French Treasury Note EUR (d) 3.750% 1/12/13	835,000	1,162,286
Hellenic Republic EUR (d) 4.600% 5/20/13	1,134,000	1,536,070
Hungary Government Bond HUF (d) 5.500% 2/12/14	41,700,000	157,141
Hungary Government Bond HUF (d) 6.000% 10/24/12	160,000,000	639,717
Indonesia Government International Bond (b) 11.625% 3/04/19	155,000	185,225
Israel Government International Bond 5.125% 3/26/19	195,000	196,510
Italy Buoni Poliennali Del Tesoro EUR (d) 3.750% 2/01/11	505,000	690,827
Italy Buoni Poliennali Del Tesoro EUR (d) 3.750% 12/15/13	536,000	724,562
Italy Buoni Poliennali Del Tesoro EUR (d) 4.500% 3/01/19	1,150,000	1,539,219
Italy Buoni Poliennali Del Tesoro EUR (d) 5.000% 8/01/39	420,000	549,464
Japan Government JPY (d) 1.500% 6/20/13	327,000,000	3,417,018
Japan Government JPY (d) 2.100% 3/20/25	37,000,000	386,491
Japan Government Ten Year Bond JPY (d) 1.700% 9/20/16	149,000,000	1,569,903
Japan Government Ten Year Bond JPY (d) 2.000% 3/20/16	53,000,000	570,000
Japan Government Twenty Year Bond JPY (d) 1.000% 3/20/23	89,000,000	813,247
Japan Government Twenty Year Bond JPY (d) 2.000% 12/20/24	66,000,000	673,189
Japan Government Two Year Bond JPY (d) 0.900% 6/15/10	285,000,000	2,905,459
Kingdom of Belgium EUR (d) 5.000% 3/28/35	160,000	228,964
Kingdom of the Netherlands EUR (d) 5.000% 7/15/11	245,000	347,685
Mexico Government International Bond 6.050% 1/11/40	166,000	144,835
Mexico Government International Bond 6.375% 1/16/13	265,000	281,562
Norway Government Bond NOK (d) 6.500% 5/15/13	725,000	124,724
Panama Government International Bond 8.875% 9/30/27	140,000	159,950
Poland Government PLN (d) 5.250% 4/25/13	800,000	235,237
Province of Ontario Canada CAD (d) 4.200% 3/08/18	330,000	278,583
Province of Quebec Canada CAD (d) 4.500% 12/01/18	330,000	278,444
Republic of Brazil 6.000% 1/17/17	775,000	786,237
Republic of Brazil 8.000% 1/15/18	825,000	891,000
Republic of Brazil 8.750% 2/04/25	170,000	201,025
Republic of Brazil 8.875% 10/14/19	250,000	297,500
Republic of Brazil BRL (d) 10.000% 1/01/12	2,984,000	1,366,789
Republic of Brazil BRL (d) 10.000% 1/01/17	5,299,000	2,055,275
Republic of Bulgaria (b) 8.250% 1/15/15	260,000	272,509
Republic of Colombia COP (d) 11.750% 3/01/10	111,000,000	50,134
Republic of Colombia COP (d) 12.000% 10/22/15	2,101,000,000	1,097,580
Republic of Germany EUR (d) 3.750% 7/04/13	635,000	891,446
Republic of Indonesia (b) 6.750% 3/10/14	80,000	76,600
Republic of Indonesia (b) 6.875% 1/17/18	928,000	835,200
Republic of Indonesia (b) 7.250% 4/20/15	546,000	524,160
Republic of Indonesia (b) 8.500% 10/12/35	440,000	402,600
Republic of Panama 6.700% 1/26/36	280,000	270,200
Republic of Panama 7.250% 3/15/15	485,000	520,162

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Panama 9.375% 4/01/29	$500,000	$585,000
Republic of Peru 7.125% 3/30/19	130,000	140,400
Republic of Peru PEN (d) 7.840% 8/12/20	2,575,000	1,038,379
Republic of Peru PEN (d) 8.600% 8/12/17	3,409,000	1,417,317
Republic of Peru PEN (d) 9.910% 5/05/15	2,618,000	1,115,883
Republic of Peru PEN (d) 12.250% 8/10/11	550,000	216,273
Republic of Poland PLN (d) 5.750% 9/23/22	445,000	127,138
Republic of Turkey 6.750% 4/03/18	120,000	113,700
Republic of Turkey 7.000% 3/11/19	130,000	125,288
Republic of Turkey 7.500% 11/07/19	225,000	223,391
Republic of Turkey TRY (d) 16.000% 3/07/12	5,575,000	3,700,962
Republic of Uruguay 7.625% 3/21/36	380,000	324,900
Republic of Uruguay 8.000% 11/18/22	905,000	864,275
State of Israel ILS (d) 5.500% 2/28/17	2,700,000	687,355
State of Israel ILS (d) 7.500% 3/31/14	3,255,000	913,023
Sweden Government Bond SEK (d) 4.500% 8/12/15	2,090,000	287,863
Turkey Government Bond TRY (d) 0.000% 7/10/09	2,110,000	1,265,340
Turkey Government Bond TRY (d) 0.000% 1/13/10	2,710,000	1,576,075
Turkey Government Bond TRY (d) 0.000% 6/23/10	750,000	413,474
Turkey Government Bond TRY (d) 10.000% 2/15/12	585,000	368,944
Turkey Government Bond TRY (d) 12.000% 8/14/13	560,000	375,086
Turkey Government Bond TRY (d) 14.000% 1/19/11	1,760,000	1,124,307
Turkey Government International Bond 7.000% 9/26/16	955,000	950,225
Turkey Government International Bond 7.250% 3/15/15	755,000	770,100
United Kingdom Gilt GBP (d) 4.500% 3/07/19	210,000	336,123
United Kingdom Gilt GBP (d) 4.750% 12/07/38	480,000	756,902
United Kingdom Gilt GBP (d) 5.000% 3/07/18	135,000	225,989
United Kingdom Treasury Bill GBP (d) 0.000% 5/26/09	395,000	584,370
United Mexican States 5.625% 1/15/17	160,000	159,760
United Mexican States 5.875% 2/17/14	190,000	197,885
United Mexican States MXN (d) 8.000% 12/19/13	26,600,000	1,999,673
United Mexican States MXN (d) 10.000% 12/05/24	7,800,000	668,784
Uruguay Government International Bond UYU (d) 4.250% 4/05/27	7,600,000	192,623
Uruguay Government International Bond UYU (d) 5.000% 9/14/18	7,520,000	275,557
Venezuela Government International Bond 7.650% 4/21/25	760,000	401,660
Venezuela Government International Bond 8.500% 10/08/14	410,000	285,360
Venezuela Government International Bond 10.750% 9/19/13	275,000	220,000
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $65,490,212)		62,019,466
STRUCTURED OBLIGATIONS – 2.9%
Barclays Bank PLC, Republic of South Africa CLN (b) 0.000% 5/15/09	330,000	286,572
Central Bank of Nigeria 5.092% 1/05/10	26,131	19,557
Citigroup Funding, Inc. 0.000% 10/25/18	112,500	130,714
Citigroup Funding, Inc. 0.000% 6/11/09	62,162	39,780
Citigroup Funding, Inc. 7.000% 2/26/15	229,759	195,918
Citigroup Funding, Inc. 7.000% 2/26/15	83,592	74,004
Citigroup Funding, Inc. 7.000% 2/26/15	129,740	114,531
Citigroup Funding, Inc. 7.726% 1/03/17	351,446	257,041
Citigroup Funding, Inc. 10.108% 4/02/10	534,233	274,190
Citigroup Funding, Inc. 12.000% 2/22/11	69,971	61,204
Citigroup Funding, Inc. Dominican Republic CLN 14.241% 3/12/12	238,031	205,183
Coriolanus Ltd. BRL (d) 0.000% 12/31/17	2,970,000	650,495
Credit & Repackaged Securities Ltd. 0.000% 3/29/17	3,500,000	612,815
Credit Suisse First Boston International for CJSC The EXIM of Ukraine 8.400% 2/09/16	480,000	201,600
Credit Suisse First Boston, Ukraine CLN UAH (d) 11.940% 12/30/09	2,650,000	238,433
Credit Suisse Russian Federation TRS RUB (d) 8.590% 5/20/10	15,100,000	36,972
Deutsche Bank Reforma (Acquired 12/27/07, Cost $158,262) MXN (d) (f) 2.000% 10/03/15	1,720,000	124,611

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deutsche Bank Reforma (Acquired 5/21/08, Cost $15,833) MXN (d) (f) 11.250% 5/20/15	$164,125	$11,891
Deutsche Bank Reforma (Acquired 6/12/08, Cost $27,637) MXN (d) (f) 11.250% 5/20/15	287,142	20,803
Deutsche Bank Reforma (Acquired 6/12/08, Cost $33,110) MXN (d) (f) 11.250% 7/31/14	344,000	24,922
Deutsche Bank Reforma (Acquired 6/18/08, Cost $420,534) MXN (d) (f) 11.250% 5/20/15	4,329,397	313,656
Deutsche Bank Reforma (Acquired 7/08/08, Cost $30,518) MXN (d) (f) 11.250% 5/20/15	315,521	22,859
Deutsche Bank Reforma (Acquired 7/15/08, Cost $22,202) MXN (d) (f) 11.250% 7/22/15	229,232	16,607
Deutsche Opic Reforma 1 CLN (Acquired 7/08/08, Cost $2,665) MXN (d) (f) 10.500% 5/20/15	26,961	1,953
Deutsche Opic Reforma 1 CLN (Acquired 8/08/08, Cost $14,457) MXN (d) (f) 11.250% 5/20/15	146,399	10,606
Deutsche Opic Reforma 1 CLN (Acquired 8/12/08, Cost $56,386) MXN (d) (f) 2.000% 7/31/14	573,333	41,537
Eirles Two Ltd. FRN 3.240% 4/30/12	800,000	387,520
JP Morgan Chase Bank NA Republic of Colombia CLN 0.000% 10/31/16	718,896	384,583
JP Morgan Chase Bank NA Republic of Colombia CLN 0.000% 10/31/16	718,976	382,993
JP Morgan Chase Bank NA Republic of Indonesia IDR (b) (d) 12.800% 6/17/21	2,650,000,000	260,594
JP Morgan Securities Ltd., Republic of Brazil CLN 5.000% 5/15/45	290,000	215,475
Lehman Brothers Treasury Co. BRL (c) (d) 0.000% 4/10/11	1,388,679	202,808
MicroAccess Trust (c) 10.750% 5/15/12	1,133,333	1,097,520
Morgan Stanley PEN 6.250% 3/23/17	716,000	163,643
Morgan Stanley Ukraine CLN 0.000% 10/15/17	1,000,000	250,000
Republic of Ukraine CLN UAH (d) 0.000% 12/30/09	585,000	52,635
Republic of Ukraine CLN UAH (d) 0.000% 12/30/09	1,180,000	106,170
UBS AG, Ghana Government CLN 10.285% 12/28/11	170,755	74,611
TOTAL STRUCTURED OBLIGATIONS (Cost $11,819,185)		7,567,006
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 12.5%
Collateralized Mortgage Obligations – 3.8%
Federal Home Loan Mortgage Corp.
Series 2122, Class F 0.901% 2/15/29	161,726	159,402
Series 2551, Class LF 0.951% 1/15/33	275,072	272,122
Series 2401, Class FA 1.101% 7/15/29	287,307	284,832
Series 2344, Class FP 1.401% 8/15/31	90,331	89,993
Series 2412, Class GF 1.401% 2/15/32	193,103	192,502
Series 2464, Class FI 1.451% 2/15/32	53,890	53,717
Series 2470, Class LF 1.451% 2/15/32	53,595	53,423
Series 2517, Class GF 1.451% 2/15/32	61,004	60,808
Series 2451, Class FD 1.451% 3/15/32	66,748	66,543
Series 2471, Class FD 1.451% 3/15/32	100,073	99,771
Series 2641, Class CE 3.500% 9/15/25	39,720	39,940
Series 2777, Class PJ 4.000% 5/15/24	2,862	2,858
Series 2676, Class KY 5.000% 9/15/23	119,000	123,128
Series 2934, Class NA 5.000% 4/15/24	56,622	57,312
Series 2750, Class XG 5.000% 2/15/34	740,000	730,208
Series 2857, Class MG 5.000% 9/15/34	175,000	172,156
Series 2890, Class PE 5.000% 11/15/34	750,000	741,518
Series 2947, Class HE 5.000% 3/15/35	140,000	141,595
Series 3035, Class DM 5.500% 11/15/25	225,713	229,510
Series 3000, Class SE 5.699% 7/15/25	305,742	21,737
Series 3110, Class SL 5.699% 2/15/26	330,020	21,341
Series 3004, Class SB 5.699% 7/15/35	410,998	29,646
Series 2453, Class BD 6.000% 5/15/17	98,659	105,454
Series 2435, Class EQ 6.000% 5/15/31	114,059	115,534
Series 216, Class IO 6.000% 12/15/32	91,994	9,470
Series 216, Class IO 6.000% 3/01/33	175,943	23,697
Series 2920, Class S 6.249% 1/15/35	226,758	19,473
Series 2042, Class N 6.500% 3/15/28	70,439	74,672
Series 2043, Class ZP 6.500% 4/15/28	103,248	107,592
Series 2279, Class PK 6.500% 1/15/31	91,345	96,128
Series 2326, Class ZP 6.500% 6/15/31	41,492	43,498
Series 2368, Class PR 6.500% 10/15/31	140,431	147,533

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2427, Class ZM 6.500% 3/15/32	$131,956	$140,130
Series 2461, Class PZ 6.500% 6/15/32	253,844	266,217
Series 2802, Class AS 6.799% 4/15/33	158,663	12,399
Series 2035, Class PE 7.000% 3/15/28	99,170	16,408
Series 2049, Class PL 7.000% 4/15/28	603,305	100,865
Series 2819, Class S 7.149% 6/15/34	399,364	36,483
Series 1360, Class PZ 7.500% 9/15/22	200,462	215,486
Series 2177, Class SB 8.499% 8/15/29	518,983	72,423
Series 3094, Class HS 22.729% 6/15/34	71,837	86,657
Series 3025, Class SJ 23.095% 8/15/35	19,389	23,417
Federal National Mortgage Association
Series 324, Class 1 0.000% 7/01/32	39,971	36,505
Series 2001-T10, Class IO 0.452% 12/25/41	4,662,611	52,553
Series 2003-116, Class FA 0.838% 11/25/33	26,146	25,614
Series 2002-68, Class 20 0.947% 10/18/32	52,282	51,618
Series 2001-69, Class PF 1.438% 12/25/31	122,991	122,708
Series 2002-29, Class F 1.438% 4/25/32	57,714	57,527
Series 2002-64, Class FJ 1.438% 4/25/32	18,165	18,106
Series 2002-60, Class FH 1.438% 8/25/32	157,684	157,187
Series 2003-81, Class PU 4.000% 3/25/25	40,133	40,240
Series 2004-52, Class JR 4.500% 7/25/24	56,574	56,456
Series 2005-71, Class DB 4.500% 8/25/25	190,000	189,689
Series 2004-101, Class BG 5.000% 1/25/20	205,000	215,956
Series 2005-100, Class BQ 5.500% 11/25/20	110,000	113,966
Series 334, Class 5 5.500% 5/01/33	148,179	14,511
Series 339, Class 7 5.500% 7/01/33	512,281	49,290
Series 2055-87, Class SE 5.613% 10/25/35	1,302,908	89,937
Series 2005-85, Class SA 5.713% 10/25/35	1,695,784	125,577
Series 2001-44, Class QC 6.000% 9/25/16	210,832	221,804
Series 2002-9, Class PC 6.000% 3/25/17	97,457	103,982
Series 2001-80, Class Z 6.000% 1/25/32	128,944	135,038
Series 331, Class 5 6.000% 12/01/32	250,721	34,151
Series 334, Class IO 6.000% 2/01/33	242,324	27,697
Series 362, Class 12 6.000% 8/01/35	80,562	8,638
Series 2006-43, Class SJ 6.153% 6/25/36	1,565,326	128,082
Series 2005-40, Class SA 6.263% 5/25/35	675,412	58,293
Series 2005-71, Class SA 6.313% 8/25/25	193,608	17,094
Series 2005-40, Class SB 6.313% 5/25/35	171,804	16,883
Series 1999-54, Class LH 6.500% 11/25/29	135,425	142,344
Series 2001-51, Class OD 6.500% 10/25/31	126,627	133,218
Series 319, Class IO 6.500% 2/01/32	858,461	124,209
Series 321, Class IO 6.500% 3/01/32	240,127	32,305
Series 324, Class IO 6.500% 7/01/32	160,072	23,861
Series 2006-90, Class SX 6.793% 9/25/36	412,158	37,893
Series 2003-13, Class IO 7.000% 3/25/33	129,524	15,314
Series 2004-W9, Class 2A2 7.000% 2/25/44	58,384	61,558
Series 254, Class 2 7.500% 1/01/24	285,665	48,474
Series 2002-89, Class S 7.763% 1/25/33	102,242	10,410
Series 2003-4, Class S 7.813% 2/25/33	79,836	8,626
Series 2003-33, Class SP 7.813% 5/25/33	158,824	19,834
Series 2006-46, Class SW 22.595% 6/25/36	125,404	149,999
Series 2006-11, Class PS 22.963% 3/25/36	95,427	117,327
Federal National Mortgage Association Interest Strip
Series 334, Class 3 5.500% 2/01/33	90,861	8,883
Series 339, Class 8 5.500% 7/01/33	52,154	5,018
Series 351, Class 10 5.500% 4/01/34	87,896	8,209
Series 351, Class 8 5.500% 4/01/34	129,209	12,049
Series 351, Class 11 5.500% 11/01/34	41,753	3,901
Series 356, Class 12 5.500% 2/01/35	60,202	5,558
Series 356, Class 10 5.500% 6/01/35	115,052	10,635
Series 328, Class 2 6.000% 11/01/32	702,249	100,509
Federal National Mortgage Association Principal Strip, Series 322, Class 1 0.000% 3/01/32	544,113	492,508
Government National Mortgage Association
Series 2006-47, Class SA 6.348% 8/16/36	177,717	21,767

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2000-12, Class ZA 8.000% 2/16/30	$744,102	$832,942
		9,954,051
Pass-Through Securities – 8.7%
Federal Home Loan Mortgage Corp.
Pool #A12885 5.000% 8/01/33	390,667	403,303
Pool #G02968 5.000% 12/01/34	59,218	61,124
Pool #C90852 6.000% 7/01/24	141,785	148,841
Pool #G0513 6.000% 3/01/33	89,325	94,049
Pool #G11451 6.500% 4/01/18	35,289	37,215
Pool #C90524 6.500% 2/01/22	53,230	56,481
Pool #C90586 6.500% 9/01/22	53,980	57,695
Pool #C00835 6.500% 7/01/29	122,113	130,670
Pool #G01444 6.500% 8/01/32	114,207	122,067
Pool #G08066 6.500% 6/01/35	439,006	467,301
Pool #G04373 7.000% 1/12/23	45,942	49,678
Pool #A24158 7.000% 10/01/31	56,005	60,612
Pool #C63838 7.500% 2/01/32	26,178	28,156
Pool #C56142 8.500% 8/01/31	14,213	15,356
Federal National Mortgage Association
Pool #888856 5.296% 10/01/36	1,306,656	1,359,204
Pool #912410 5.500% 2/01/22	226,893	236,704
Pool #254342 6.000% 6/01/17	165,681	174,412
Pool #735067 6.000% 1/01/19	204,489	215,265
Pool #555816 6.500% 4/01/18	189,023	202,366
Pool #725922 6.500% 12/01/29	424,630	454,520
Pool #889752 6.500% 7/01/38	384,781	411,866
Pool #735507 7.000% 4/01/20	75,124	78,571
Pool #888139 7.000% 1/01/30	69,301	75,262
Pool #888138 7.000% 12/01/32	359,932	390,554
Pool #745409 7.000% 4/01/33	180,704	196,304
7.000% 2/01/36	418,328	454,049
Pool #313363 7.500% 2/01/27	25,609	27,521
Pool #745641 7.500% 9/01/32	84,215	91,130
Pool #745260 7.500% 1/01/33	201,440	217,980
Pool #555866 7.500% 3/01/33	322,754	349,255
Federal National Mortgage Association TBA
Pool #8134 4.500% 8/01/19 (g)	2,827,000	2,903,196
5.000% 6/01/29 (g)	1,960,000	2,027,375
5.000% 1/31/34 (g)	2,138,000	2,198,966
5.500% 12/01/19 (g)	350,000	364,219
5.500% 5/01/35 (g)	3,759,000	3,894,089
6.000% 6/01/19 (g)	943,000	990,297
6.000% 1/01/35 (g)	1,897,000	1,983,254
Government National Mortgage Association
Pool #780181 13.000% 10/15/15	46,912	52,531
Pool #780180 13.500% 6/15/15	65,800	73,668
New South Wales Treasury Corp. AUD (d)
5.500% 8/01/14	125,000	93,257
6.000% 5/01/12	85,000	65,057
Resolution Funding Corp. Principal Strip 0.000% 1/15/21	1,955,000	1,145,298
		22,458,718
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $33,076,793)		32,412,769
U.S. TREASURY OBLIGATIONS – 7.2%
U.S. Treasury Bonds & Notes – 7.2%
U.S. Treasury Inflation Index (h) 0.625% 4/15/13	18,980,913	18,636,883
TOTAL U.S. TREASURY OBLIGATIONS (Cost $17,247,698)		18,636,883
TOTAL BONDS & NOTES (Cost $283,226,280)		241,388,628
	Number of Shares
MUTUAL FUNDS – 9.4%
Diversified Financial – 9.4%
Oppenheimer Institutional Money Market Fund Class E (i)	9,901,780	9,901,780
Oppenheimer Master Loan Fund LLC (a) (i)	177,664,975	14,580,623
TOTAL MUTUAL FUNDS (Cost $27,401,779)		24,482,403
TOTAL LONG-TERM INVESTMENTS (Cost $312,201,098)		265,968,246
TOTAL INVESTMENTS – 102.2% (Cost $312,201,098) (j)		265,968,246
Other Assets/ (Liabilities) – (2.2)%		(5,634,995)
NET ASSETS – 100.0%		$260,333,251

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CBO	Collateralized Bond Obligation
CLN	Credit Linked Note
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
COP	Colombian Peso
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MBS	Mortgage Backed Security
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
STEP	Step Up Bond
TBA	To Be Announced
TRY	New Turkish Lira

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Portfolio of Investments (Continued)

UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $35,984,755 or 13.82% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	Security is currently in default.
(f)	Restricted security. (Note 2).
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	Affiliated issuer. (Note 7).
(j)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 94.2%
CORPORATE DEBT – 94.2%
Aerospace & Defense – 5.2%
Alliant Techsystems, Inc. 6.750% 4/01/16	$1,305,000	$1,269,112
BE Aerospace, Inc. 8.500% 7/01/18	1,350,000	1,221,750
L-3 Communications Corp. 6.125% 7/15/13	2,830,000	2,716,800
TransDigm, Inc. 7.750% 7/15/14	1,370,000	1,339,175
Vought Aircraft Industries, Inc. 8.000% 7/15/11	1,805,000	735,538
		7,282,375
Automotive & Parts – 1.7%
The Goodyear Tire & Rubber Co. 9.000% 7/01/15	210,000	191,100
Johnson Controls, Inc. 5.500% 1/15/16	1,230,000	1,070,266
Titan International, Inc. 8.000% 1/15/12	1,440,000	1,152,000
		2,413,366
Building Materials – 1.1%
Interline Brands, Inc. 8.125% 6/15/14	1,685,000	1,609,175
Chemicals – 1.4%
Airgas, Inc. (a) 7.125% 10/01/18	2,000,000	1,945,000
Coal – 3.4%
Arch Western Finance LLC 6.750% 7/01/13	1,495,000	1,304,387
Massey Energy Co. 6.875% 12/15/13	1,000,000	852,500
Peabody Energy Corp. 6.875% 3/15/13	2,665,000	2,611,700
		4,768,587
Commercial Services – 3.8%
Cenveo Corp. (a) 10.500% 8/15/16	1,730,000	1,159,100
Great Lakes Dredge & Dock Corp. 7.750% 12/15/13	545,000	452,350
Iron Mountain, Inc. 8.750% 7/15/18	1,705,000	1,730,575
Service Corp. International/US 7.000% 6/15/17	850,000	762,875
United Rentals North America, Inc. 6.500% 2/15/12	800,000	716,000
United Rentals North America, Inc. 7.750% 11/15/13	695,000	448,275
		5,269,175
Diversified Financial – 1.0%
Ford Motor Credit Co. 8.000% 12/15/16	1,390,000	1,060,328
Ford Motor Credit Co. LLC 7.250% 10/25/11	425,000	348,523
		1,408,851
Electric – 6.2%
The AES Corp. 8.000% 10/15/17	2,630,000	2,406,450
Edison Mission Energy 7.750% 6/15/16	2,630,000	2,084,275
Intergen NV (a) 9.000% 6/30/17	1,680,000	1,596,000
NRG Energy, Inc. 7.375% 2/01/16	1,285,000	1,236,813
Texas Competitive Electric Holdings Co. LLC, Series B 10.250% 11/01/15	2,475,000	1,404,562
		8,728,100
Entertainment – 2.3%
OED Corp./Diamond Jo LLC 8.750% 4/15/12	690,000	572,700
Seneca Gaming Corp. 7.250% 5/01/12	1,585,000	1,117,425
Tunica-Biloxi Gaming Authority (a) 9.000% 11/15/15	1,835,000	1,578,100
		3,268,225
Environmental Controls – 2.4%
Allied Waste North America, Inc. 7.250% 3/15/15	2,195,000	2,151,100
Waste Services, Inc. 9.500% 4/15/14	1,399,000	1,217,130
		3,368,230
Foods – 3.2%
Ingles Market, Inc. 8.875% 5/15/17	435,000	419,984
SUPERVALU, Inc. 7.500% 5/15/12	925,000	906,500
SUPERVALU, Inc. 7.500% 11/15/14	915,000	887,550
SUPERVALU, Inc. 8.000% 5/01/16	500,000	491,565
Tyson Foods, Inc. (a) 10.500% 3/01/14	1,715,000	1,792,175
		4,497,774
Forest Products & Paper – 2.2%
Georgia-Pacific LLC (a) 8.250% 5/01/16	1,640,000	1,640,000
Georgia-Pacific LLC 8.875% 5/15/31	530,000	453,150
Newark Group, Inc. 9.750% 3/15/14	2,085,000	20,850
Rock-Tenn Co. 8.200% 8/15/11	905,000	909,525
		3,023,525
Health Care — Products – 1.5%
Boston Scientific Corp. 5.125% 1/12/17	1,585,000	1,398,763
Boston Scientific Corp. 6.400% 6/15/16	725,000	693,281
		2,092,044
Health Care — Services – 4.8%
Community Health Systems, Inc. 8.875% 7/15/15	1,940,000	1,930,300
DaVita, Inc. 6.625% 3/15/13	1,325,000	1,301,812
HCA, Inc. 9.250% 11/15/16	2,675,000	2,648,250
HCA, Inc. (a) 9.875% 2/15/17	150,000	150,000
Tenet Healthcare Corp. (a) 10.000% 5/01/18	750,000	780,000
		6,810,362

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Holding Company — Diversified – 0.9%
Kansas City Southern Railway 8.000% 6/01/15	$1,420,000	$1,228,300
Home Furnishing – 0.5%
Whirlpool Corp. 8.000% 5/01/12	650,000	661,304
Iron & Steel – 0.2%
Tube City IMS Corp. 9.750% 2/01/15	1,435,000	344,400
Lodging – 1.5%
MGM Mirage 5.875% 2/27/14	3,645,000	2,068,538
Machinery — Diversified – 0.6%
Stewart & Stevenson LLC 10.000% 7/15/14	1,045,000	788,975
Manufacturing – 3.3%
Bombardier, Inc. (a) 8.000% 11/15/14	2,105,000	1,841,875
Polypore, Inc. 8.750% 5/15/12	1,490,000	1,154,750
SPX Corp. 7.625% 12/15/14	1,375,000	1,357,812
Tyco International Finance SA 8.500% 1/15/19	285,000	305,065
		4,659,502
Media – 11.7%
CSC Holdings, Inc. 7.625% 4/01/11	2,875,000	2,875,000
DirecTV Holdings LLC 8.375% 3/15/13	2,510,000	2,547,650
Echostar DBS Corp. 6.625% 10/01/14	1,270,000	1,181,100
Echostar DBS Corp. 7.750% 5/31/15	1,575,000	1,496,250
Mediacom Broadband LLC 8.500% 10/15/15	2,595,000	2,439,300
Quebecor Media, Inc. 7.750% 3/15/16	1,635,000	1,365,225
Shaw Communications, Inc. 8.250% 4/11/10	2,550,000	2,591,437
Videotron Ltd. 9.125% 4/15/18	1,300,000	1,350,375
Videotron Ltee (a) 9.125% 4/15/18	540,000	560,925
		16,407,262
Oil & Gas – 4.5%
Chesapeake Energy Corp. 7.500% 6/15/14	1,885,000	1,781,325
Denbury Resources, Inc. 9.750% 3/01/16	225,000	228,375
Pride International, Inc. 7.375% 7/15/14	2,375,000	2,327,500
Quicksilver Resources, Inc. 7.125% 4/01/16	1,875,000	1,171,875
Quicksilver Resources, Inc. 8.250% 8/01/15	290,000	236,350
Southwestern Energy Co. (a) 7.500% 2/01/18	650,000	632,125
		6,377,550
Packaging & Containers – 6.4%
Ball Corp. 6.875% 12/15/12	1,230,000	1,230,000
Berry Plastics Corp. FRN 5.881% 2/15/15	1,140,000	991,800
Crown Americas LLC/Crown Americas Capital Corp. 7.625% 11/15/13	1,795,000	1,812,950
Graham Packaging Co., Inc. 8.500% 10/15/12	510,000	438,600
Owens Brockway Glass Container, Inc. 8.250% 5/15/13	2,730,000	2,770,950
Packaging Dynamics Finance Corp. (a) 10.000% 5/01/16	2,370,000	770,250
Pactiv Corp. 6.400% 1/15/18	300,000	263,216
Pregis Corp. 12.375% 10/15/13	765,000	367,200
Rock-Tenn Co. 9.250% 3/15/16	330,000	335,775
		8,980,741
Pipelines – 5.1%
Atlas Pipeline Partners LP 8.125% 12/15/15	610,000	369,050
Dynegy Holdings, Inc. 8.375% 5/01/16	1,465,000	1,172,000
El Paso Corp. 7.375% 12/15/12	2,030,000	1,967,581
El Paso Corp. 12.000% 12/12/13	215,000	232,200
Kinder Morgan Finance Co. 5.700% 1/05/16	1,990,000	1,726,325
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Series B 6.875% 11/01/14	1,065,000	873,300
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	270,000	242,902
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	535,000	515,408
Tennessee Gas Pipeline Co. (a) 8.000% 2/01/16	100,000	102,000
		7,200,766
Savings & Loans – 1.4%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	2,180,000	534,100
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	1,510,000	1,411,850
		1,945,950
Telecommunications – 17.0%
American Tower Corp. 7.000% 10/15/17	1,445,000	1,423,325
American Tower Corp. 7.125% 10/15/12	1,140,000	1,147,125
Cincinnati Bell, Inc. 8.375% 1/15/14	2,315,000	2,286,063
Citizens Communications Co. 6.250% 1/15/13	640,000	608,000
Frontier Communications Corp. 9.250% 5/15/11	1,275,000	1,341,938
Intelsat Bermuda Ltd. 9.250% 6/15/16	2,085,000	1,834,800

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Qwest Communications International, Inc. Series B 7.500% 2/15/14	$700,000	$649,250
Qwest Corp. 7.875% 9/01/11	3,005,000	2,982,462
Rogers Wireless, Inc. 8.000% 12/15/12	1,995,000	2,044,875
Sprint Capital Corp. 8.375% 3/15/12	3,630,000	3,480,262
Time Warner Telecom Holdings, Inc. 9.250% 2/15/14	2,080,000	2,085,200
Virgin Media Finance PLC 9.125% 8/15/16	1,610,000	1,585,850
Windstream Corp. 8.625% 8/01/16	2,353,000	2,341,235
		23,810,385
Transportation – 0.9%
Bristow Group, Inc. 7.500% 9/15/17	1,575,000	1,275,750
TOTAL CORPORATE DEBT (Cost $147,938,933)		132,234,212
TOTAL BONDS & NOTES (Cost $147,938,933)		132,234,212
TOTAL LONG-TERM INVESTMENTS (Cost $147,938,933)		132,234,212
SHORT-TERM INVESTMENTS – 9.3%
Commercial Paper – 9.3%
Altria Group, Inc. 0.900% 5/11/09	1,943,000	1,942,514
Altria Group, Inc. 1.000% 5/08/09	275,000	274,947
DTE Capital Corp. 0.650% 5/12/09	3,203,000	3,202,364
Elsevier Financial SA 0.750% 5/01/09	1,729,000	1,729,000
Nordstrom, Inc. 0.600% 5/05/09	2,563,000	2,562,829
Ryder System, Inc. 0.750% 5/07/09	3,400,000	3,399,575
TOTAL SHORT-TERM INVESTMENTS (Cost $13,111,229)		13,111,229
TOTAL INVESTMENTS – 103.5% (Cost $161,050,162) (b)		145,345,441
Other Assets/ (Liabilities) – (3.5)%		(4,906,326)
NET ASSETS – 100.0%		$140,439,115

Notes to Portfolio of Investments
Industry classifications are unaudited
FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $14,547,550 or 10.36% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Principal Amount	Value
BONDS & NOTES – 96.7%
CORPORATE DEBT – 18.3%
Banks – 8.2%
Depfa ACS Bank JPY (a) 1.650% 12/20/16	$40,000,000	$245,082
KFW JPY (a) 2.050% 2/16/26	82,000,000	780,128
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	100,000,000	1,001,375
		2,026,585
Multi-National – 6.7%
European Investment Bank AUD (a) 6.000% 8/14/13	600,000	454,149
International Bank for Reconstruction & Development Class E GBP (a) 5.400% 6/07/21	255,000	408,772
Nordic Investment Bank JPY (a) 1.700% 4/27/17	80,000,000	798,555
		1,661,476
Savings & Loans – 3.4%
LCR Finance PLC GBP (a) 4.750% 12/31/10	545,000	846,208
TOTAL CORPORATE DEBT (Cost $5,263,481)		4,534,269
SOVEREIGN DEBT OBLIGATIONS – 78.4%
Belgium Government EUR (a) 4.000% 3/28/13	800,000	1,114,616
Bundesrepublik Deutschland EUR (a) 4.250% 7/04/14	600,000	864,647
Canada Government CAD (a) (b) 4.550% 12/15/12	980,000	894,907
Canada Housing Trust CAD (a) (b) 3.600% 6/15/13	310,000	274,481
Finland Government EUR (a) 4.250% 9/15/12	200,000	281,199
French Republic EUR (a) 3.500% 7/12/11	200,000	275,470
French Republic EUR (a) 5.750% 10/25/32	705,000	1,144,452
Hellenic Republic EUR (a) 3.600% 7/20/16	830,000	1,023,366
Italian Republic EUR (a) 2.750% 6/15/10	830,000	1,116,766
Japan Government JPY (a) 1.700% 12/20/16	68,000,000	715,750
Japan Government JPY (a) 2.300% 3/19/26	110,000,000	1,117,077
Kingdom of Spain EUR (a) 3.800% 1/31/17	900,000	1,209,067
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	800,000	1,132,119
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	400,000	292,446
Portuguese Republic EUR (a) 3.950% 7/15/09	550,000	731,700
Republic of Austria EUR (a) 4.650% 1/15/18	890,000	1,244,206
Republic of Germany EUR (a) 4.750% 7/04/28	850,000	1,228,260
Republic of Ireland EUR (a) 4.600% 4/18/16	815,000	1,076,615
Republic of Poland PLN (a) 5.000% 10/24/13	2,500,000	724,925
United Kingdom GBP (a) 0.010% 9/07/16	670,000	803,860
United Kingdom Gilt GBP (a) 3.250% 12/07/11	350,000	538,389
United Kingdom Treasury GBP (a) 4.750% 3/07/20	600,000	973,538
United Mexican States MXN (a) 8.000% 12/19/13	4,930,000	370,616
United Mexican States MXN (a) 10.000% 12/05/24	2,745,000	235,360
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $20,591,140)		19,383,832
TOTAL BONDS & NOTES (Cost $25,854,621)		23,918,101
TOTAL LONG-TERM INVESTMENTS (Cost $25,854,621)		23,918,101
SHORT-TERM INVESTMENTS – 2.6%
Repurchase Agreement – 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (c)	638,432	638,432
TOTAL SHORT-TERM INVESTMENTS (Cost $638,432)		638,432
TOTAL INVESTMENTS – 99.3% (Cost $26,493,053) (d)		24,556,533
Other Assets/ (Liabilities) – 0.7%		175,518
NET ASSETS – 100.0%		$24,732,051

Notes to Portfolio of Investments
Industry classifications are unaudited
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $1,169,388 or 4.73% of net assets.
(c)	Maturity value of $638,433. Collateralized by U.S. Government Agency obligations with a rate of 3.719%, maturity date of 11/01/35, and an aggregate market value, including accrued interest, of $651,203.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 58.2%
COMMON STOCK – 58.2%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	5,300	$33,178
Omnicom Group, Inc.	2,200	69,234
		102,412
Aerospace & Defense – 1.3%
Boeing Co.	1,700	68,085
General Dynamics Corp.	2,000	103,340
Goodrich Corp.	1,100	48,708
L-3 Communications Holdings, Inc.	800	60,920
Lockheed Martin Corp.	3,200	251,296
Northrop Grumman Corp.	4,900	236,915
Raytheon Co.	5,300	239,719
Rockwell Collins, Inc.	300	11,505
United Technologies Corp.	6,900	336,996
		1,357,484
Agriculture – 1.6%
Altria Group, Inc.	27,500	449,075
Archer-Daniels-Midland Co.	12,900	317,598
Lorillard, Inc.	1,800	113,634
Philip Morris International, Inc.	19,200	695,040
Reynolds American, Inc.	1,800	68,364
		1,643,711
Airlines – 0.0%
Southwest Airlines Co.	1,900	13,262
Apparel – 0.2%
Nike, Inc. Class B	2,000	104,940
VF Corp.	800	47,416
		152,356
Auto Manufacturers – 0.1%
Ford Motor Co. (a)	9,200	55,016
General Motors Corp.	100	192
Paccar, Inc.	800	28,352
		83,560
Automotive & Parts – 0.0%
The Goodyear Tire & Rubber Co. (a)	400	4,396
Johnson Controls, Inc.	1,800	34,218
		38,614
Banks – 2.3%
Banco Santander SA Sponsored ADR (Spain)	1,410	12,901
Bank of America Corp.	74,493	665,222
The Bank of New York Mellon Corp.	10,299	262,419
BB&T Corp.	4,900	114,366
Capital One Financial Corp.	1,442	24,139
Comerica, Inc.	1,200	25,176
Fifth Third Bancorp	4,700	19,270
First Horizon National Corp.	4,855	55,881
KeyCorp	7,600	46,740
M&T Bank Corp.	700	36,715
Marshall & Ilsley Corp.	1,400	8,092
Northern Trust Corp.	1,700	92,412
PNC Financial Services Group, Inc.	2,878	114,257
Regions Financial Corp.	5,697	25,580
State Street Corp.	2,000	68,260
SunTrust Banks, Inc.	1,400	20,216
U.S. Bancorp	11,300	205,886
Wells Fargo & Co.	29,343	587,153
Zions Bancorp	900	9,837
		2,394,522
Beverages – 1.2%
Brown-Forman Corp. Class B	200	9,300
The Coca-Cola Co.	12,800	551,040
Coca-Cola Enterprises, Inc.	2,700	46,062
Constellation Brands, Inc. Class A (a)	1,400	16,226
Dr. Pepper Snapple Group, Inc. (a)	2,500	51,775
Molson Coors Brewing Co. Class B	100	3,825
PepsiCo, Inc.	10,000	497,600
The Pepsi Bottling Group, Inc.	2,000	62,540
		1,238,368
Biotechnology – 0.7%
Amgen, Inc. (a)	9,900	479,853
Biogen Idec, Inc. (a)	3,200	154,688
Celgene Corp. (a)	200	8,544
Genzyme Corp. (a)	1,400	74,662
Life Technologies Corp. (a)	1,034	38,568
Millipore Corp. (a)	500	29,550
		785,865
Building Materials – 0.0%
Masco Corp.	2,200	19,492
Chemicals – 0.9%
Air Products & Chemicals, Inc.	600	39,540
CF Industries Holdings, Inc.	800	57,640
The Dow Chemical Co.	7,300	116,800
Du Pont (E.I.) de Nemours & Co.	2,300	64,170
Eastman Chemical Co.	200	7,936
Ecolab, Inc.	700	26,985
International Flavors & Fragrances, Inc.	600	18,720
Monsanto Co.	2,600	220,714
PPG Industries, Inc.	1,400	61,670
Praxair, Inc.	1,700	126,837
The Sherwin-Williams Co.	1,600	90,624
Sigma-Aldrich Corp.	1,500	65,760
		897,396
Coal – 0.1%
CONSOL Energy, Inc.	300	9,384
Massey Energy Co.	700	11,137
Peabody Energy Corp.	2,400	63,336
		83,857
Commercial Services – 0.9%
Apollo Group, Inc. Class A (a)	2,300	144,785
Automatic Data Processing, Inc.	6,300	221,760
Convergys Corp. (a)	1,100	11,121
Donnelley (R.R.) & Sons Co.	1,700	19,805
Equifax, Inc.	2,000	58,320
H&R Block, Inc.	5,900	89,326
Iron Mountain, Inc. (a)	1,200	34,188
Mastercard, Inc. Class A	400	73,380
McKesson Corp.	3,900	144,300
Moody's Corp.	600	17,712
Paychex, Inc.	1,300	35,113
Robert Half International, Inc.	1,200	28,824

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Total System Services, Inc.	1,600	$19,952
Western Union Co.	5,100	85,425
		984,011
Computers – 3.9%
Affiliated Computer Services, Inc. Class A (a)	2,200	106,436
Apple, Inc. (a)	8,500	1,069,555
Cognizant Technology Solutions Corp. Class A (a)	700	17,353
Computer Sciences Corp. (a)	1,600	59,136
Dell, Inc. (a)	10,800	125,496
EMC Corp. (a)	30,000	375,900
Hewlett-Packard Co.	19,400	698,012
International Business Machines Corp.	12,800	1,321,088
Lexmark International, Inc. Class A (a)	5,700	111,834
NetApp, Inc. (a)	2,700	49,410
SanDisk Corp. (a)	3,100	48,732
Sun Microsystems, Inc. (a)	4,600	42,136
Teradata Corp. (a)	8,700	145,464
		4,170,552
Cosmetics & Personal Care – 1.0%
Avon Products, Inc.	1,000	22,760
Colgate-Palmolive Co.	2,500	147,500
The Estee Lauder Cos., Inc. Class A	500	14,950
The Procter & Gamble Co.	18,218	900,698
		1,085,908
Distribution & Wholesale – 0.1%
Fastenal Co.	400	15,344
Genuine Parts Co.	1,200	40,752
W.W. Grainger, Inc.	500	41,940
		98,036
Diversified Financial – 2.6%
American Express Co.	7,500	189,150
Ameriprise Financial, Inc.	1,840	48,484
The Charles Schwab Corp.	8,500	157,080
CIT Group, Inc.	27,000	59,940
Citigroup, Inc.	44,300	135,115
CME Group, Inc.	300	66,405
Discover Financial Services	4,050	32,926
E*Trade Financial Corp. (a)	4,400	6,292
Federated Investors, Inc. Class B	2,400	54,912
Franklin Resources, Inc.	1,100	66,528
The Goldman Sachs Group, Inc.	4,000	514,000
IntercontinentalExchange, Inc. (a)	200	17,520
Invesco Ltd.	2,100	30,912
JP Morgan Chase & Co.	31,095	1,026,135
Legg Mason, Inc.	100	2,007
Morgan Stanley	10,900	257,676
The NASDAQ OMX Group, Inc. (a)	1,400	26,922
NYSE Euronext	1,100	25,487
SLM Corp. (a)	3,600	17,388
T. Rowe Price Group, Inc.	800	30,816
		2,765,695
Electric – 2.0%
The AES Corp. (a)	1,700	12,019
Allegheny Energy, Inc.	100	2,592
Ameren Corp.	1,400	32,228
American Electric Power Co., Inc.	3,400	89,692
CenterPoint Energy, Inc.	1,500	15,960
CMS Energy Corp.	3,500	42,070
Consolidated Edison, Inc.	2,600	96,538
Constellation Energy Group, Inc.	800	19,264
Dominion Resources, Inc.	5,300	159,848
DTE Energy Co.	1,500	44,355
Duke Energy Corp.	11,064	152,794
Dynegy, Inc. Class A (a)	4,100	7,298
Edison International	2,000	57,020
Entergy Corp.	1,500	97,155
Exelon Corp.	5,600	258,328
FirstEnergy Corp.	2,300	94,070
FPL Group, Inc.	2,800	150,612
Integrys Energy Group, Inc.	700	18,487
Northeast Utilities	1,400	29,428
Pepco Holdings, Inc.	1,700	20,315
PG&E Corp.	3,900	144,768
Pinnacle West Capital Corp.	800	21,904
PPL Corp.	2,400	71,784
Progress Energy, Inc.	2,100	71,652
Public Service Enterprise Group, Inc.	3,300	98,472
SCANA Corp.	1,400	42,308
The Southern Co.	6,400	184,832
TECO Energy, Inc.	1,700	18,003
Wisconsin Energy Corp.	900	35,964
Xcel Energy, Inc.	3,600	66,384
		2,156,144
Electrical Components & Equipment – 0.2%
Emerson Electric Co.	7,000	238,280
Molex, Inc.	1,100	18,337
		256,617
Electronics – 0.2%
Agilent Technologies, Inc. (a)	2,400	43,824
Amphenol Corp. Class A	1,100	37,224
FLIR Systems, Inc. (a)	800	17,744
Jabil Circuit, Inc.	1,800	14,580
PerkinElmer, Inc.	3,700	53,909
Tyco Electronics Ltd.	300	5,232
Waters Corp. (a)	300	13,251
		185,764
Engineering & Construction – 0.1%
Fluor Corp.	2,500	94,675
Jacobs Engineering Group, Inc. (a)	900	34,236
		128,911
Entertainment – 0.0%
International Game Technology	400	4,940
Environmental Controls – 0.2%
Republic Services, Inc.	940	19,740
Stericycle, Inc. (a)	900	42,372
Waste Management, Inc.	6,700	178,689
		240,801
Foods – 1.4%
Campbell Soup Co.	2,200	56,584
ConAgra Foods, Inc.	7,800	138,060
Dean Foods Co. (a)	5,600	115,920
General Mills, Inc.	2,900	147,001
H.J. Heinz Co.	2,100	72,282
The Hershey Co.	2,300	83,122
Hormel Foods Corp.	2,500	78,225
The J.M. Smucker Co.	800	31,520
Kellogg Co.	1,500	63,165
Kraft Foods, Inc. Class A	11,500	269,100
The Kroger Co.	5,600	121,072
McCormick & Co., Inc.	1,100	32,395

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safeway, Inc.	3,700	$73,075
Sara Lee Corp.	7,600	63,232
SUPERVALU, Inc.	1,400	22,890
Sysco Corp.	3,900	90,987
Tyson Foods, Inc. Class A	700	7,378
Whole Foods Market, Inc.	100	2,073
		1,468,081
Forest Products & Paper – 0.1%
International Paper Co.	3,200	40,512
MeadWestvaco Corp.	700	10,962
Plum Creek Timber Co., Inc.	1,400	48,328
Weyerhaeuser Co.	900	31,734
		131,536
Gas – 0.3%
Nicor, Inc.	2,300	73,922
NiSource, Inc.	2,300	25,277
Sempra Energy	3,500	161,070
		260,269
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	300	12,090
Snap-on, Inc.	400	13,568
The Stanley Works	700	26,621
		52,279
Health Care — Products – 2.1%
Baxter International, Inc.	3,400	164,900
Becton, Dickinson & Co.	2,000	120,960
Boston Scientific Corp. (a)	12,700	106,807
C.R. Bard, Inc.	800	57,304
Covidien Ltd.	4,000	131,920
Intuitive Surgical, Inc. (a)	100	14,373
Johnson & Johnson	23,500	1,230,460
Medtronic, Inc.	8,200	262,400
St. Jude Medical, Inc. (a)	1,900	63,688
Stryker Corp.	1,200	46,452
Varian Medical Systems, Inc. (a)	500	16,685
Zimmer Holdings, Inc. (a)	200	8,798
		2,224,747
Health Care — Services – 1.0%
Aetna, Inc.	5,400	118,854
CIGNA Corp.	2,300	45,333
Coventry Health Care, Inc. (a)	1,150	18,297
DaVita, Inc. (a)	600	27,822
Humana, Inc. (a)	1,700	48,926
Laboratory Corp. of America Holdings (a)	700	44,905
Quest Diagnostics, Inc.	1,700	87,261
Tenet Healthcare Corp. (a)	3,400	7,650
Thermo Fisher Scientific, Inc. (a)	4,100	143,828
UnitedHealth Group, Inc.	9,700	228,144
WellPoint, Inc. (a)	6,300	269,388
		1,040,408
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	900	19,107
Home Builders – 0.3%
Centex Corp.	3,900	42,666
D.R. Horton, Inc.	6,000	78,300
KB Home	3,700	66,859
Lennar Corp. Class A	4,400	42,856
Pulte Homes, Inc.	3,100	35,681
		266,362
Home Furnishing – 0.0%
Harman International Industries, Inc.	500	9,095
Whirlpool Corp.	600	27,096
		36,191
Household Products – 0.4%
Avery Dennison Corp.	3,500	100,590
The Clorox Co.	1,500	84,075
Fortune Brands, Inc.	700	27,517
Kimberly-Clark Corp.	3,600	176,904
		389,086
Housewares – 0.0%
Newell Rubbermaid, Inc.	2,200	22,990
Insurance – 1.6%
AFLAC, Inc.	3,400	98,226
Allstate Corp.	3,700	86,321
American International Group, Inc.	200	276
Aon Corp.	2,800	118,160
Assurant, Inc.	400	9,776
Chubb Corp.	5,300	206,435
Cincinnati Financial Corp.	2,714	65,000
Genworth Financial, Inc. Class A	12,200	28,792
The Hartford Financial Services Group, Inc.	4,500	51,615
Lincoln National Corp.	2,206	24,796
Loews Corp.	3,000	74,670
Marsh & McLennan Cos., Inc.	4,200	88,578
Metlife, Inc.	5,300	157,675
Principal Financial Group, Inc.	2,100	34,314
The Progressive Corp. (a)	7,500	114,600
Prudential Financial, Inc.	3,000	86,640
Torchmark Corp.	3,600	105,588
The Travelers Cos., Inc.	8,022	330,025
Unum Group	2,700	44,118
XL Capital Ltd. Class A	1,500	14,265
		1,739,870
Internet – 1.3%
Akamai Technologies, Inc. (a)	600	13,212
Amazon.com, Inc. (a)	2,800	225,456
eBay, Inc. (a)	6,700	110,349
Expedia, Inc. (a)	300	4,083
Google, Inc. Class A (a)	1,700	673,149
McAfee, Inc. (a)	1,900	71,326
Symantec Corp. (a)	9,900	170,775
VeriSign, Inc. (a)	800	16,464
Yahoo!, Inc. (a)	9,200	131,468
		1,416,282
Iron & Steel – 0.2%
AK Steel Holding Corp.	500	6,505
Allegheny Technologies, Inc.	1,200	39,276
Nucor Corp.	3,000	122,070
United States Steel Corp.	1,400	37,170
		205,021
Leisure Time – 0.1%
Carnival Corp.	2,300	61,824
Harley-Davidson, Inc.	800	17,728
		79,552
Lodging – 0.1%
Marriott International, Inc. Class A	600	14,136
Starwood Hotels & Resorts Worldwide, Inc.	700	14,602
Wyndham Worldwide Corp.	900	10,512
Wynn Resorts Ltd. (a)	500	19,615
		58,865
Machinery — Construction & Mining – 0.1%
Caterpillar, Inc.	1,400	49,812

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery — Diversified – 0.2%
Cummins, Inc.	1,000	$34,000
Deere & Co.	1,400	57,764
Eaton Corp.	600	26,280
Flowserve Corp.	500	33,950
The Manitowoc Co., Inc.	200	1,190
Rockwell Automation, Inc.	300	9,477
		162,661
Manufacturing – 2.1%
3M Co.	3,800	218,880
Cooper Industries Ltd. Class A	1,300	42,627
Danaher Corp.	1,700	99,348
Dover Corp.	2,100	64,638
Eastman Kodak Co.	1,700	5,185
General Electric Co.	99,300	1,256,145
Honeywell International, Inc.	7,000	218,470
Illinois Tool Works, Inc.	3,500	114,800
Ingersoll-Rand Co. Ltd. Class A	1,000	21,770
ITT Corp.	2,000	82,020
Leggett & Platt, Inc.	4,100	58,876
Pall Corp.	200	5,282
Parker Hannifin Corp.	1,450	65,757
Textron, Inc.	900	9,657
		2,263,455
Media – 1.4%
CBS Corp. Class B	1,900	13,376
Comcast Corp. Class A	28,700	443,702
The DIRECTV Group, Inc. (a)	6,000	148,380
Gannett Co., Inc.	1,500	5,865
The McGraw-Hill Cos., Inc.	2,600	78,390
Meredith Corp.	1,300	32,604
New York Times Co. Class A	900	4,842
News Corp. Class A	8,300	68,558
Scripps Networks Interactive Class A	700	19,208
Time Warner Cable, Inc.	3,371	108,647
Time Warner, Inc.	16,733	365,282
Viacom, Inc. Class B (a)	5,800	111,592
The Walt Disney Co.	5,000	109,500
		1,509,946
Metal Fabricate & Hardware – 0.0%
Precision Castparts Corp.	400	29,944
Mining – 0.3%
Alcoa, Inc.	1,600	14,512
Freeport-McMoRan Copper & Gold, Inc.	3,106	132,471
Newmont Mining Corp.	4,400	177,056
Titanium Metals Corp.	700	4,753
Vulcan Materials Co.	500	23,775
		352,567
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	3,000	73,620
Xerox Corp.	7,300	44,603
		118,223
Oil & Gas – 6.2%
Anadarko Petroleum Corp.	5,300	228,218
Apache Corp.	2,800	204,008
Cabot Oil & Gas Corp.	200	6,038
Chesapeake Energy Corp.	1,700	33,507
Chevron Corp.	18,985	1,254,908
ConocoPhillips	12,174	499,134
Denbury Resources, Inc. (a)	400	6,512
Devon Energy Corp.	1,700	88,145
Diamond Offshore Drilling, Inc.	600	43,446
ENSCO International, Inc.	1,800	50,904
EOG Resources, Inc.	700	44,436
Exxon Mobil Corp. (b)	42,500	2,833,475
Hess Corp.	800	43,832
Marathon Oil Corp.	5,400	160,380
Murphy Oil Corp.	1,900	90,649
Nabors Industries Ltd. (a)	2,500	38,025
Noble Energy, Inc.	500	28,375
Occidental Petroleum Corp.	10,400	585,416
Pioneer Natural Resources Co.	900	20,808
Questar Corp.	600	17,832
Range Resources Corp.	600	23,982
Rowan Cos., Inc.	3,000	46,830
Southwestern Energy Co. (a)	900	32,274
Sunoco, Inc.	1,300	34,463
Tesoro Corp.	2,100	32,025
Valero Energy Corp.	3,700	73,408
XTO Energy, Inc.	700	24,262
		6,545,292
Oil & Gas Services – 0.6%
Baker Hughes, Inc.	1,400	49,812
BJ Services Co.	400	5,556
Cameron International Corp. (a)	1,200	30,696
Halliburton Co.	4,400	88,968
National Oilwell Varco, Inc. (a)	5,300	160,484
Schlumberger Ltd.	6,500	318,435
Smith International, Inc.	800	20,680
		674,631
Packaging & Containers – 0.2%
Ball Corp.	2,600	98,072
Bemis Co., Inc.	1,700	40,868
Owens-IIlinois, Inc. (a)	600	14,634
Pactiv Corp. (a)	2,600	56,836
Sealed Air Corp.	1,400	26,684
		237,094
Pharmaceuticals – 4.4%
Abbott Laboratories	13,300	556,605
Allergan, Inc.	1,500	69,990
AmerisourceBergen Corp.	1,700	57,188
Bristol-Myers Squibb Co.	19,300	370,560
Cardinal Health, Inc.	2,300	77,717
Cephalon, Inc. (a)	500	32,805
DENTSPLY International, Inc.	700	20,034
Eli Lilly & Co.	12,200	401,624
Express Scripts, Inc. (a)	1,400	89,558
Forest Laboratories, Inc. (a)	6,300	136,647
Gilead Sciences, Inc. (a)	3,500	160,300
Hospira, Inc. (a)	2,000	65,740
King Pharmaceuticals, Inc. (a)	4,600	36,248
Medco Health Solutions, Inc. (a)	3,500	152,425
Merck & Co., Inc.	16,700	404,808
Mylan, Inc. (a)	7,100	94,075
Patterson Cos., Inc. (a)	700	14,322
Pfizer, Inc.	68,700	917,832
Schering-Plough Corp.	18,200	418,964
Watson Pharmaceuticals, Inc. (a)	2,800	86,632
Wyeth	11,900	504,560
		4,668,634
Pipelines – 0.1%
El Paso Corp.	3,500	24,150
Spectra Energy Corp.	5,300	76,850
The Williams Cos., Inc.	3,100	43,710
		144,710

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,700	$12,750
Real Estate Investment Trusts (REITS) – 0.3%
Apartment Investment & Management Co. Class A	804	5,869
AvalonBay Communities, Inc.	618	35,109
Boston Properties, Inc.	600	29,652
Equity Residential	2,300	52,647
HCP, Inc.	600	13,170
Health Care, Inc.	500	17,035
Host Hotels & Resorts, Inc.	2,300	17,687
Kimco Realty Corp.	600	7,212
ProLogis	5,000	45,550
Public Storage	700	46,802
Simon Property Group, Inc.	935	48,246
Ventas, Inc.	500	14,320
Vornado Realty Trust	418	20,436
		353,735
Retail – 4.0%
Abercrombie & Fitch Co. Class A	200	5,412
AutoNation, Inc. (a)	9,500	168,245
AutoZone, Inc. (a)	600	99,834
Bed Bath & Beyond, Inc. (a)	2,100	63,882
Best Buy Co., Inc.	2,000	76,760
Big Lots, Inc. (a)	1,500	41,460
Coach, Inc. (a)	900	22,050
Costco Wholesale Corp.	1,500	72,900
CVS Caremark Corp.	8,000	254,240
Darden Restaurants, Inc.	1,100	40,667
Family Dollar Stores, Inc.	3,300	109,527
GameStop Corp. Class A (a)	1,400	42,224
The Gap, Inc.	5,800	90,132
The Home Depot, Inc.	14,100	371,112
J.C. Penney Co., Inc.	1,800	55,242
Kohl's Corp. (a)	2,900	131,515
Limited Brands, Inc.	2,600	29,692
Lowe's Cos., Inc.	7,100	152,650
Macy's, Inc.	3,500	47,880
McDonald's Corp.	9,700	516,913
Nordstrom, Inc.	1,300	29,419
O'Reilly Automotive, Inc. (a)	1,100	42,735
Office Depot, Inc. (a)	13,600	35,224
Polo Ralph Lauren Corp.	800	43,072
RadioShack Corp.	6,200	87,296
Sears Holdings Corp. (a)	400	24,988
Staples, Inc.	600	12,372
Starbucks Corp. (a)	900	13,014
Target Corp.	5,400	222,804
Tiffany & Co.	100	2,894
The TJX Cos., Inc.	3,500	97,895
Wal-Mart Stores, Inc.	19,700	992,880
Walgreen Co.	5,700	179,151
Yum! Brands, Inc.	2,000	66,700
		4,242,781
Savings & Loans – 0.1%
Hudson City Bancorp, Inc.	3,900	48,984
People's United Financial, Inc.	3,700	57,794
		106,778
Semiconductors – 1.9%
Advanced Micro Devices, Inc. (a)	5,000	18,050
Altera Corp.	4,100	66,871
Analog Devices, Inc.	1,500	31,920
Applied Materials, Inc.	6,600	80,586
Broadcom Corp. Class A (a)	3,600	83,484
Intel Corp.	52,500	828,450
KLA-Tencor Corp.	1,400	38,836
Linear Technology Corp.	1,800	39,204
LSI Corp. (a)	2,500	9,600
MEMC Electronic Materials, Inc. (a)	900	14,580
Microchip Technology, Inc.	500	11,500
Micron Technology, Inc. (a)	5,900	28,792
National Semiconductor Corp.	2,200	27,214
Novellus Systems, Inc. (a)	6,500	117,390
Nvidia Corp. (a)	2,200	25,256
QLogic Corp. (a)	6,300	89,334
Teradyne, Inc. (a)	1,300	7,722
Texas Instruments, Inc.	20,800	375,648
Xilinx, Inc.	4,500	91,980
		1,986,417
Software – 2.3%
Adobe Systems, Inc. (a)	2,500	68,375
Autodesk, Inc. (a)	100	1,994
BMC Software, Inc. (a)	3,300	114,411
CA, Inc.	3,162	54,544
Citrix Systems, Inc. (a)	1,500	42,795
Compuware Corp. (a)	6,100	45,628
Dun & Bradstreet Corp.	750	61,050
Electronic Arts, Inc. (a)	100	2,035
Fidelity National Information Services, Inc.	6,500	116,025
Fiserv, Inc. (a)	2,100	78,372
IMS Health, Inc.	1,600	20,096
Intuit, Inc. (a)	2,600	60,138
Microsoft Corp.	44,600	903,596
Novell, Inc. (a)	20,800	78,208
Oracle Corp.	41,700	806,478
Salesforce.com, Inc. (a)	600	25,686
		2,479,431
Telecommunications – 4.0%
American Tower Corp. Class A (a)	900	28,584
AT&T, Inc.	48,827	1,250,948
CenturyTel, Inc.	4,600	124,890
Ciena Corp. (a)	700	8,365
Cisco Systems, Inc. (a)	47,400	915,768
Corning, Inc.	7,700	112,574
Embarq Corp.	3,396	124,158
Frontier Communications Corp.	5,300	37,683
Harris Corp.	1,000	30,580
JDS Uniphase Corp. (a)	1,700	7,837
Juniper Networks, Inc. (a)	1,600	34,640
Motorola, Inc.	18,700	103,411
Qualcomm, Inc.	10,000	423,200
Qwest Communications International, Inc.	12,300	47,847
Sprint Nextel Corp. (a)	28,300	123,388
Tellabs, Inc. (a)	9,600	50,304
Verizon Communications, Inc.	23,468	712,019
Windstream Corp.	6,400	53,120
		4,189,316
Textiles – 0.0%
Cintas Corp.	1,400	35,924
Toys, Games & Hobbies – 0.0%
Hasbro, Inc.	1,000	26,660
Mattel, Inc.	400	5,984
		32,644
Transportation – 1.2%
Burlington Northern Santa Fe Corp.	900	60,732

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
C.H. Robinson Worldwide, Inc.	2,000	$106,320
CSX Corp.	4,600	136,114
Expeditors International of Washington, Inc.	1,600	55,536
FedEx Corp.	800	44,768
Norfolk Southern Corp.	1,600	57,088
Ryder System, Inc.	400	11,076
Union Pacific Corp.	1,700	83,538
United Parcel Service, Inc. Class B	12,600	659,484
		1,214,656
TOTAL COMMON STOCK (Cost $67,909,564)		61,710,325
TOTAL EQUITIES (Cost $67,909,564)		61,710,325
MUTUAL FUNDS – 0.8%
Diversified Financial – 0.8%
SPDR Gold Trust (a)	9,610	838,665
TOTAL MUTUAL FUNDS (Cost $734,046)		838,665
RIGHTS – 0.0%
Computers – 0.0%
Seagate Technology (a) (c)	5,100	-
TOTAL RIGHTS (Cost $0)		-
	Principal Amount
BONDS & NOTES – 39.6%
CORPORATE DEBT – 16.3%
Aerospace & Defense – 0.1%
Goodrich Corp. 6.125% 3/01/19	$75,000	73,130
Agriculture – 0.1%
Cargill, Inc. (d) 5.200% 1/22/13	150,000	145,864
Airlines – 0.0%
US Airways, Inc. Class B (c) (e) 1.000% 4/15/49	500,000	5
Apparel – 0.1%
Kellwood Co. 7.875% 7/15/09	50,000	9,500
VF Corp. 6.450% 11/01/37	80,000	69,339
		78,839
Banks – 1.2%
Bank of America Corp. 2.100% 4/30/12	100,000	100,635
Bank of America Corp. 4.250% 10/01/10	225,000	218,566
Bank of America Corp. Series L 5.650% 5/01/18	240,000	195,377
Credit Suisse / New York 5.500% 5/01/14	110,000	110,282
HSBC Finance Corp. 6.375% 10/15/11	125,000	123,416
HSBC Holdings PLC 6.500% 9/15/37	80,000	68,179
Wachovia Bank NA 6.600% 1/15/38	165,000	129,822
Wachovia Corp. 5.300% 10/15/11	165,000	166,045
Wachovia Corp. 5.750% 6/15/17	65,000	59,592
Wells Fargo & Co. 4.375% 1/31/13	150,000	144,381
		1,316,295
Beverages – 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	75,000	68,374
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	30,000	23,496
The Coca-Cola Co. 5.350% 11/15/17	60,000	63,274
Diageo Finance BV 3.875% 4/01/11	35,000	35,811
Foster's Finance Corp. (d) 6.875% 6/15/11	225,000	229,288
		420,243
Building Materials – 0.3%
American Standard, Inc. 7.625% 2/15/10	200,000	203,553
CRH America, Inc. 8.125% 7/15/18	90,000	75,060
		278,613
Chemicals – 0.4%
Cytec Industries, Inc. 5.500% 10/01/10	90,000	89,582
Ecolab, Inc. 4.875% 2/15/15	150,000	147,253
EI Du Pont de Nemours & Co. 6.000% 7/15/18	80,000	82,152
Praxair, Inc. 5.250% 11/15/14	135,000	141,676
		460,663
Commercial Services – 0.3%
Deluxe Corp. 7.375% 6/01/15	20,000	15,000
Donnelley (R.R.) & Sons Co. 4.950% 5/15/10	100,000	98,403
Equifax, Inc. 7.000% 7/01/37	60,000	41,496
ERAC USA Finance Co. (d) 6.700% 6/01/34	85,000	53,485
ERAC USA Finance Co. (d) 7.000% 10/15/37	175,000	122,211
		330,595
Computers – 0.1%
Electronic Data Systems Corp. Series B 6.000% 8/01/13	90,000	96,260
EMC Corp. 1.750% 12/01/13	50,000	51,375
		147,635
Diversified Financial – 3.2%
American Express Co. 6.150% 8/28/17	50,000	44,634
American Express Credit Corp. 7.300% 8/20/13	140,000	140,253
American General Finance Corp. 6.500% 9/15/17	50,000	19,894
American General Finance Corp. 6.900% 12/15/17	45,000	18,136
The Bear Stearns Cos., Inc. 7.250% 2/01/18	125,000	127,652
BlackRock, Inc. 6.250% 9/15/17	45,000	42,102
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	53,894
CIT Group, Inc. 5.125% 9/30/14	120,000	66,276

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CIT Group, Inc. 7.625% 11/30/12	$200,000	$124,042
Citigroup, Inc. 5.500% 2/15/17	115,000	79,291
Citigroup, Inc. 5.875% 5/29/37	65,000	49,235
Citigroup, Inc. 6.500% 8/19/13	90,000	82,134
Eaton Vance Corp. 6.500% 10/02/17	130,000	113,220
Emerald Investment Grade CBO Ltd. (Acquired 5/19/99, Cost $235,072) FRN (d) (f) 3.054% 5/24/11	112,432	109,790
Federal National Mortgage Association 5.625% 7/15/37	425,000	451,709
GATX Financial Corp. 5.125% 4/15/10	230,000	226,677
General Electric Capital Corp. 5.375% 10/20/16	100,000	88,756
The Goldman Sachs Group, Inc. 5.625% 1/15/17	130,000	111,370
The Goldman Sachs Group, Inc. 6.125% 2/15/33	65,000	56,628
The Goldman Sachs Group, Inc. 6.750% 10/01/37	135,000	102,905
HSBC Finance Corp. 5.900% 6/19/12	35,000	33,594
JP Morgan Chase & Co. FRN 1.550% 6/15/12	175,000	175,484
JP Morgan Chase & Co. 2.625% 12/01/10	200,000	204,455
JP Morgan Chase & Co. 6.300% 4/23/19	115,000	113,165
Lazard Group LLC 6.850% 6/15/17	75,000	60,215
Lazard Group LLC 7.125% 5/15/15	95,000	80,203
Lehman Brothers Holdings, Inc. (e) 6.200% 9/26/14	55,000	7,837
Lehman Brothers Holdings, Inc. (e) 6.875% 7/17/37	110,000	11
Lehman Brothers Holdings, Inc. (e) 7.000% 9/27/27	25,000	3,562
Merrill Lynch & Co., Inc. 5.450% 2/05/13	200,000	175,109
Morgan Stanley FRN 1.508% 2/10/12	200,000	200,876
Morgan Stanley 5.450% 1/09/17	60,000	53,637
SLM Corp. 5.000% 10/01/13	65,000	42,262
Textron Financial Corp. 5.125% 11/01/10	125,000	107,595
		3,366,603
Electric – 1.6%
Allegheny Energy Supply (d) 8.250% 4/15/12	75,000	75,748
Consumers Energy Co. 4.400% 8/15/09	55,000	55,143
Entergy Gulf States, Inc. 5.250% 8/01/15	275,000	249,044
Kansas Gas & Electric Co. 5.647% 3/29/21	79,549	74,766
MidAmerican Funding LLC 6.750% 3/01/11	45,000	47,075
Mirant Mid-Atlantic LLC Series 2001, Class A 8.625% 6/30/12	90,285	89,156
Monongahela Power 6.700% 6/15/14	110,000	111,452
Nevada Power Co. Series L 5.875% 1/15/15	120,000	116,056
Nevada Power Co. Series N 6.650% 4/01/36	20,000	17,322
Oncor Electric Delivery Co. (d) 6.800% 9/01/18	165,000	164,709
Oncor Electric Delivery Co. (d) 7.500% 9/01/38	55,000	53,395
PPL Energy Supply LLC 6.300% 7/15/13	70,000	71,043
Tenaska Oklahoma (d) 6.528% 12/30/14	106,102	108,074
TransAlta Corp. 5.750% 12/15/13	250,000	233,267
Tri-State Generation & Transmission Association Series 2003, Class A (d) 6.040% 1/31/18	91,454	95,005
Tri-State Generation & Transmission Association Series 2003, Class B (d) 7.144% 7/31/33	135,000	111,507
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	47,970
		1,720,732
Electrical Components & Equipment – 0.1%
Anixter International, Inc. 5.950% 3/01/15	130,000	104,000
Environmental Controls – 0.1%
Allied Waste North America, Inc. Series B 5.750% 2/15/11	110,000	110,550
Foods – 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	42,499
Ingles Market, Inc. 8.875% 5/15/17	20,000	19,310
The Kroger Co. 7.500% 1/15/14	40,000	44,558
Sara Lee Corp. 3.875% 6/15/13	35,000	33,530
Smithfield Foods, Inc. 7.000% 8/01/11	65,000	52,162
		192,059
Forest Products & Paper – 0.1%
Rock-Tenn Co. 5.625% 3/15/13	25,000	22,500
Rock-Tenn Co. 8.200% 8/15/11	55,000	55,275
		77,775
Gas – 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	100,000	85,191
Southwest Gas Corp. 8.375% 2/15/11	50,000	51,868
		137,059

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hand & Machine Tools – 0.1%
Kennametal, Inc. 7.200% 6/15/12	$65,000	$64,557
Health Care — Products – 0.1%
Covidien International Finance SA 6.550% 10/15/37	60,000	59,220
Medtronic, Inc. 1.625% 4/15/13	50,000	45,062
		104,282
Health Care — Services – 0.3%
HCA, Inc. (d) 8.500% 4/15/19	75,000	75,469
Roche Holdings, Inc. (d) 5.000% 3/01/14	60,000	62,899
Roche Holdings, Inc. (d) 6.000% 3/01/19	75,000	77,981
Roche Holdings, Inc. (d) 7.000% 3/01/39	60,000	65,181
		281,530
Holding Company — Diversified – 0.3%
Leucadia National Corp. 7.750% 8/15/13	350,000	311,500
Home Builders – 0.1%
Centex Corp. 7.875% 2/01/11	65,000	64,837
D.R. Horton, Inc. 4.875% 1/15/10	25,000	24,625
Lennar Corp. Series B 5.125% 10/01/10	15,000	13,988
		103,450
Household Products – 0.1%
Kimberly-Clark Corp. 6.125% 8/01/17	125,000	133,780
Housewares – 0.1%
Newell Rubbermaid, Inc. 4.000% 5/01/10	100,000	96,688
Toro Co. 7.800% 6/15/27	40,000	31,859
Whirlpool Corp. 8.600% 5/01/14	20,000	20,493
		149,040
Insurance – 0.1%
Lincoln National Corp. 6.300% 10/09/37	50,000	28,001
MetLife, Inc. Series A 6.817% 8/15/18	75,000	70,796
		98,797
Investment Companies – 0.0%
Xstrata Finance Canada (d) 5.800% 11/15/16	45,000	33,709
Iron & Steel – 0.0%
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	42,388
Leisure Time – 0.1%
Brunswick Corp. 11.750% 8/15/13	80,000	53,807
Lodging – 0.4%
Marriott International, Inc. 6.200% 6/15/16	180,000	158,740
MGM Mirage 6.000% 10/01/09	60,000	50,400
MGM Mirage 6.750% 9/01/12	200,000	119,000
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	35,000	32,200
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/01/12	105,000	97,650
		457,990
Machinery — Diversified – 0.2%
Briggs & Stratton Corp. 8.875% 3/15/11	140,000	140,350
Roper Industries, Inc. 6.625% 8/15/13	85,000	85,412
		225,762
Manufacturing – 0.6%
Bombardier, Inc. (d) 6.750% 5/01/12	65,000	59,475
Cooper US, Inc. 6.100% 7/01/17	90,000	92,491
Illinois Tool Works, Inc. (d) 5.150% 4/01/14	150,000	148,774
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	140,000	126,656
ITT Corp. 4.900% 5/01/14	40,000	40,546
ITT Corp. 6.125% 5/01/19	40,000	41,066
Tyco Electronics Group SA 6.000% 10/01/12	45,000	41,023
Tyco Electronics Group SA 6.550% 10/01/17	40,000	30,785
Tyco Electronics Group SA 7.125% 10/01/37	50,000	30,494
		611,310
Media – 1.3%
CBS Corp. 6.625% 5/15/11	120,000	120,166
CBS Corp. 7.875% 7/30/30	40,000	28,174
Cox Communications, Inc. 6.750% 3/15/11	200,000	204,094
Cox Communications, Inc. (d) 8.375% 3/01/39	80,000	77,638
HSN (d) 11.250% 8/01/16	125,000	91,250
Rogers Communications, Inc. 5.500% 3/15/14	60,000	60,323
Rogers Communications, Inc. 7.500% 8/15/38	20,000	20,110
Scholastic Corp. 5.000% 4/15/13	70,000	56,000
Shaw Communications, Inc. 8.250% 4/11/10	190,000	193,088
Thomson Corp. 5.700% 10/01/14	190,000	186,952
Time Warner Cable, Inc. 7.500% 4/01/14	55,000	59,081
Time Warner Cable, Inc. 8.250% 4/01/19	50,000	55,258
Time Warner Cable, Inc. 8.750% 2/14/19	55,000	61,829
Time Warner, Inc. 5.875% 11/15/16	125,000	120,591
Viacom, Inc. 6.250% 4/30/16	40,000	37,065
		1,371,619
Metal Fabricate & Hardware – 0.1%
Timken Co. 5.750% 2/15/10	135,000	135,039

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining – 0.3%
Codelco, Inc. (d) 6.150% 10/24/36	$65,000	$54,311
Rio Tinto Finance USA Ltd. 5.875% 7/15/13	70,000	66,007
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	51,409
Vale Overseas Ltd. 6.250% 1/23/17	65,000	63,274
Vale Overseas Ltd. 6.875% 11/21/36	60,000	48,869
		283,870
Office Equipment/Supplies – 0.1%
Xerox Corp. 5.500% 5/15/12	50,000	47,501
Oil & Gas – 0.5%
Mobil Corp. 8.625% 8/15/21	145,000	187,232
Noble Holding International Ltd. 7.375% 3/15/14	95,000	97,292
OAO Gazprom (d) 9.625% 3/01/13	75,000	72,187
Pemex Project Funding Master Trust 6.625% 6/15/38	60,000	47,700
The Premcor Refining Group, Inc. 6.750% 5/01/14	60,000	58,486
Tesoro Corp. 6.500% 6/01/17	50,000	40,625
Transocean Ltd. 1.500% 12/15/37	50,000	44,188
		547,710
Oil & Gas Services – 0.0%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	45,000	37,125
Packaging & Containers – 0.2%
Packaging Corp. of America 5.750% 8/01/13	50,000	46,455
Pactiv Corp. 5.875% 7/15/12	50,000	47,354
Pactiv Corp. 6.400% 1/15/18	45,000	39,482
Rock-Tenn Co. 9.250% 3/15/16	20,000	20,350
Sealed Air Corp. (d) 6.875% 7/15/33	40,000	26,354
		179,995
Pharmaceuticals – 0.2%
Abbott Laboratories 5.600% 11/30/17	180,000	189,110
Pipelines – 1.0%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	35,424
Colonial Pipeline Co. (d) 7.630% 4/15/32	200,000	213,038
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	65,000	68,550
DCP Midstream LLC (d) 9.750% 3/15/19	50,000	49,603
Enterprise Products Operating LP 7.500% 2/01/11	35,000	35,973
Gulf South Pipeline Co. LP (d) 5.050% 2/01/15	40,000	34,261
Kern River Funding Corp. (d) 4.893% 4/30/18	142,675	135,393
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	23,578
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	20,533
Kinder Morgan Energy Partners LP 6.950% 1/15/38	95,000	82,597
Pacific Energy Partners LP/Pacific Energy Finance Corp. 6.250% 9/15/15	30,000	26,989
Pacific Energy Partners LP/Pacific Energy Finance Corp. 7.125% 6/15/14	100,000	96,338
Rockies Express Pipeline LLC (d) 6.250% 7/15/13	75,000	75,156
Rockies Express Pipeline LLC (d) 6.850% 7/15/18	45,000	44,933
Southern Natural Gas Co. (d) 5.900% 4/01/17	55,000	50,050
Trans-Canada Pipelines Ltd. 6.200% 10/15/37	30,000	27,952
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	78,426
		1,098,794
Real Estate Investment Trusts (REITS) – 0.3%
Brandywine Operating Partnership LP 5.625% 12/15/10	70,000	62,393
iStar Financial, Inc. Series B 5.700% 3/01/14	80,000	28,000
Senior Housing Properties Trust 8.625% 1/15/12	25,000	24,000
Weingarten Realty Investors, Series A 7.500% 12/19/10	210,000	206,876
		321,269
Retail – 0.1%
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	28,998
Lowe's Cos., Inc. 5.600% 9/15/12	55,000	58,143
McDonald's Corp. 6.300% 10/15/37	25,000	25,499
		112,640
Savings & Loans – 0.1%
Glencore Funding LLC (d) 6.000% 4/15/14	150,000	92,255
Washington Mutual Bank (e) 5.650% 8/15/14	180,000	90
		92,345
Telecommunications – 0.9%
AT&T, Inc. 6.500% 9/01/37	65,000	61,376
British Telecom PLC STEP 9.125% 12/15/30	45,000	43,263
Deutsche Telekom International Finance B.V. STEP 8.750% 6/15/30	50,000	57,727
Embarq Corp. 7.082% 6/01/16	55,000	52,800
Nokia Corp. 5.375% 5/15/19	40,000	39,630

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Qwest Corp. 7.875% 9/01/11	$170,000	$168,725
Qwest Corp. 8.875% 3/15/12	140,000	142,100
Rogers Wireless Communications, Inc. 6.800% 8/15/18	40,000	41,916
Sprint Capital Corp. 6.900% 5/01/19	60,000	49,800
Sprint Nextel Corp. 6.000% 12/01/16	65,000	53,950
Telecom Italia Capital SA 6.000% 9/30/34	10,000	7,096
Verizon Global Funding Corp. 7.750% 12/01/30	140,000	147,534
Verizon Wireless Capital LLC (d) 7.375% 11/15/13	95,000	105,700
		971,617
Textiles – 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	85,000	79,015
Transportation – 0.1%
Burlington Northern Santa Fe Corp. 6.750% 3/15/29	55,000	53,761
Canadian National Railway Co. 5.850% 11/15/17	45,000	46,761
Canadian National Railway Co. 6.375% 11/15/37	40,000	40,974
CSX Corp. 7.250% 5/01/27	10,000	8,783
		150,279
Trucking & Leasing – 0.1%
GATX Corp. 8.750% 5/15/14	100,000	99,661
TOTAL CORPORATE DEBT (Cost $19,323,396)		17,350,151
MUNICIPAL OBLIGATIONS – 0.1%
State of California 5.950% 4/01/16	35,000	36,694
State of California 7.550% 4/01/39	50,000	52,132
TOTAL MUNICIPAL OBLIGATIONS (Cost $85,865)		88,826
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS – 2.3%
Commercial MBS – 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.935% 2/10/51	275,000	205,634
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	200,000	173,267
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	134,126
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 VRN 5.694% 6/11/50	75,000	58,795
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	275,000	237,246
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.010% 12/10/49	125,000	94,022
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ (d) 6.425% 1/15/18	165,000	46,288
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	79,186
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	100,000	73,569
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	325,000	269,447
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	100,300
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.055% 2/15/51	370,000	305,626
		1,777,506
Home Equity ABS – 0.0%
Terwin Mortgage Trust, Series 2006-10SL, Class A2 STEP 4.188% 12/25/37	475,000	29,414
Student Loans ABS – 0.1%
Galena CDO Cayman Islands Ltd. (Acquired 4/24/07, Cost $252,345), Series 2005-1, Class B1U7 FRN (d) (f) 2.536% 1/11/13	250,000	33,375
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (d) (f) 1.888% 6/20/14	250,000	48,047
		81,422
WL Collateral CMO – 0.5%
Banc of America Funding Corp., Series 2006-G, Class 2A2 FRN 0.527% 7/20/36	77,663	49,499

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 4.957% 2/25/34	$14,355	$8,712
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 5.394% 9/25/33	12,228	6,057
First Nationwide Trust, Series 2001-5, Class A1 6.750% 10/21/31	5,838	5,374
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 4.844% 8/25/34	23,237	19,776
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.637% 1/19/38	123,457	45,093
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.548% 5/25/37	189,324	97,313
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 5.310% 8/25/34	40,672	22,915
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.688% 8/25/36	50,417	25,257
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 5.221% 7/25/33	3,283	2,712
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 5.358% 2/25/34	6,247	5,042
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 5.330% 2/25/34	545	333
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.618% 6/25/46	249,889	93,914
Residential Accredit Loans, Inc., Series 2006-QO4, Class 2A1 FRN 0.628% 4/25/46	160,410	56,741
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 4.870% 3/25/34	28,929	20,548
Washington Mutual MSC Mortgage, Series 2004-RA4, Class 2A 6.500% 8/25/34	43,827	38,338
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 2.914% 4/25/44	68,603	24,752
		522,376
WL Collateral PAC – 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 5.292% 6/25/32	22,050	9,892
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,294,014)		2,420,610
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES – 17.2%
Collateralized Mortgage Obligations – 0.1%
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	102,117	111,492
Pass-Through Securities – 17.1%
Federal Home Loan Mortgage Corp.
Pool #G11723 5.500% 7/01/20	663,825	694,604
Pool #J00453 5.500% 11/01/20	108,375	113,180
Pool #J01136 5.500% 1/01/21	269,997	282,009
Pool #A56828 5.500% 2/01/37	69,983	72,492
Pool #G08278 5.500% 7/01/38	832,837	862,702
Pool #E85389 6.000% 9/01/16	55,316	58,187
Pool #G11431 6.000% 2/01/18	16,733	17,602
Pool #E85015 6.500% 8/01/16	14,065	14,819
Pool #G00729 8.000% 6/01/27	54,110	57,650
Pool #554904 9.000% 3/01/17	918	980
Federal National Mortgage Association
Pool #888586 4.278% 10/01/34	190,596	194,812
Pool #725796 5.500% 9/01/19	909,261	952,842
Pool #555880 5.500% 11/01/33	480,993	500,946
Pool #255458 5.500% 11/01/34	1,008,973	1,049,253
Pool #825454 5.500% 6/01/35	110,947	115,844
Pool #826735 5.500% 8/01/35	313,422	327,256
Pool #986805 5.500% 7/01/38	393,485	408,210
Pool #586036 6.000% 5/01/16	13,134	13,826
Pool #880213 6.500% 2/01/36	19,434	20,656
Pool #745814 6.500% 7/01/36	490,094	520,227
Pool #901195 6.500% 8/01/36	459,605	487,648
Pool #564594 7.000% 1/01/31	22,021	23,902
Pool #253795 7.000% 5/01/31	26,661	28,929
Pool #507061 7.500% 10/01/29	2,415	2,614
Pool #519528 7.500% 11/01/29	24,541	26,556
Pool #527761 7.500% 2/01/30	6,116	6,618
Pool #531196 7.500% 2/01/30	1,866	2,019
Pool #534119 7.500% 3/01/30	1,427	1,544
Pool #534420 7.500% 3/01/30	1,595	1,726
Pool #253183 7.500% 4/01/30	8,524	9,224
Pool #529259 7.500% 4/01/30	6,247	6,759

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #537797 7.500% 4/01/30	$2,911	$3,150
Pool #253265 7.500% 5/01/30	12,808	13,860
Pool #533912 8.000% 3/01/30	1,896	1,943
Pool #535248 8.000% 4/01/30	619	659
Pool #539460 8.000% 5/01/30	2,524	2,686
Pool #546988 8.000% 7/01/30	19,693	20,953
Pool #552630 8.000% 9/01/30	2,609	2,760
Pool #190317 8.000% 8/01/31	7,453	7,934
Government National Mortgage Association
Pool #670262 6.500% 7/15/37	642,477	677,989
Pool #351528 7.000% 8/15/23	22,563	24,115
Pool #352049 7.000% 10/15/23	5,651	6,045
Pool #588012 7.000% 7/15/32	11,745	12,626
Pool #591581 7.000% 8/15/32	6,137	6,594
Pool #204408 7.500% 3/15/17	7,293	7,722
Pool #185306 7.500% 4/15/17	8,594	9,088
Pool #188302 7.500% 5/15/17	5,543	5,673
Pool #199170 7.500% 5/15/17	364	383
Pool #189371 7.500% 6/15/17	2,665	2,830
Government National Mortgage Association TBA(g) Pool #20361 6.000% 8/01/36	9,931,000	10,365,481
New Valley Generation IV 4.687% 1/15/22	82,085	87,839
		18,135,966
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $17,994,556)		18,247,458
U.S. TREASURY OBLIGATIONS – 3.7%
U.S. Treasury Bonds & Notes – 3.7%
U.S. Treasury Bond 4.375% 2/15/38	780,000	820,341
U.S. Treasury Inflation Index 0.625% 4/15/13	125,469	123,195
U.S. Treasury Inflation Index 2.500% 1/15/29	118,579	120,932
U.S. Treasury Note (h) 2.500% 3/31/13	1,085,000	1,120,051
U.S. Treasury Note (h) 3.500% 2/15/18	785,000	814,376
U.S. Treasury Note (b) 4.875% 5/31/11	750,000	810,820
U.S. Treasury Principal Strip 0.010% 2/15/28	320,000	141,413
		3,951,128
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,080,417)		3,951,128
TOTAL BONDS & NOTES (Cost $45,778,248)		42,058,173
TOTAL LONG-TERM INVESTMENTS (Cost $114,421,858)		104,607,163
SHORT-TERM INVESTMENTS – 10.9%
Commercial Paper (i) – 10.9%
Altria Group, Inc. 0.900% 5/21/09	1,005,000	1,004,497
Avery Dennison Corp. 0.900% 5/20/09	1,008,000	1,007,521
BMW (U.S.) Capital LLC 0.900% 5/13/09	890,000	889,733
BMW (U.S.) Capital LLC 0.950% 5/11/09	825,000	824,782
Eaton Corp. 0.800% 5/05/09	500,000	499,956
Eaton Corp. 0.800% 5/08/09	1,110,000	1,109,827
Elsevier Financial SA 0.850% 5/01/09	1,274,000	1,274,000
Ingersoll Rand Global Holdings Co. 1.500% 5/11/09	800,000	799,667
Pacific Gas & Electric 0.760% 5/07/09	801,000	800,899
Staples, Inc. 0.800% 5/18/09	628,000	627,763
Transocean Ltd. 0.700% 5/06/09	1,150,000	1,149,888
Xcel Energy, Inc. 0.900% 5/04/09	602,000	601,955
XTO Energy, Inc. 0.750% 5/05/09	972,000	971,919
TOTAL SHORT-TERM INVESTMENTS (Cost $11,562,407)		11,562,407
TOTAL INVESTMENTS – 109.5% (Cost $125,984,265) (j)		116,169,570
Other Assets/ (Liabilities) – (9.5)%		(10,061,492)
NET ASSETS – 100.0%		$106,108,078

Notes to Portfolio of Investments
Industry classifications are unaudited
ABS	Asset Backed Security
ADR	American Depositary Receipt
CBO	Collateralized Bond Obligation
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	All or a portion of this security is segregated to cover forward purchase commitments. (Note 2).
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $3,042,403 or 2.87% of net assets.
(e)	Security is currently in default.
(f)	Restricted security. (Note 2).
(g)	A portion of this security is purchased on a forward commitment basis. (Note 2).
(h)	This security is held as collateral for open futures contracts. (Note 2).
(i)	All or a portion of Commercial Paper Short-Term Investments is segregated to cover forward purchase commitments. (Note 2).
(j)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.5%
COMMON STOCK – 96.5%
Agriculture – 0.9%
Lorillard, Inc.	28,010	$1,768,271
Auto Manufacturers – 3.5%
Navistar International Corp. (a)	173,972	6,576,142
Banks – 2.5%
Bank of America Corp.	108,400	968,012
Wells Fargo & Co.	186,630	3,734,466
		4,702,478
Beverages – 2.5%
Molson Coors Brewing Co. Class B	125,030	4,782,398
Chemicals – 6.0%
The Lubrizol Corp.	217,240	9,389,113
Potash Corp. of Saskatchewan, Inc.	21,140	1,828,398
		11,217,511
Computers – 0.5%
Apple, Inc. (a)	7,530	947,500
Diversified Financial – 7.6%
The Goldman Sachs Group, Inc.	31,400	4,034,900
JP Morgan Chase & Co.	190,510	6,286,830
Morgan Stanley	40,800	964,512
National Financial Partners Corp.	176,453	1,245,758
SLM Corp. (a)	365,230	1,764,061
		14,296,061
Electric – 5.6%
Exelon Corp.	94,341	4,351,951
PG&E Corp.	166,310	6,173,427
		10,525,378
Entertainment – 0.9%
Cinemark Holdings, Inc.	179,200	1,594,880
Foods – 5.2%
Campbell Soup Co.	108,355	2,786,890
The Kroger Co.	320,290	6,924,670
		9,711,560
Health Care — Products – 2.5%
Covidien Ltd.	143,280	4,725,374
Health Care — Services – 2.9%
Aetna, Inc.	244,894	5,390,117
Insurance – 8.7%
Assurant, Inc.	189,410	4,629,180
Everest Re Group Ltd.	99,290	7,411,006
Metlife, Inc.	142,950	4,252,763
		16,292,949
Internet – 1.3%
Google, Inc. Class A (a)	6,100	2,415,417
Manufacturing – 4.6%
Tyco International Ltd.	366,550	8,709,228
Media – 6.5%
Cablevision Systems Corp. Class A	112,780	1,935,305
News Corp. Class A	692,716	5,721,834
Time Warner Cable, Inc.	143,137	4,613,305
		12,270,444
Oil & Gas – 14.1%
Apache Corp.	37,940	2,764,308
Chevron Corp.	144,180	9,530,298
Devon Energy Corp.	87,350	4,529,098
Exxon Mobil Corp.	38,130	2,542,127
Marathon Oil Corp.	61,700	1,832,490
Petroleo Brasileiro SA Sponsored ADR (Brazil)	193,190	5,212,266
		26,410,587
Pharmaceuticals – 10.1%
Abbott Laboratories	73,744	3,086,186
Merck & Co., Inc.	308,850	7,486,524
Pfizer, Inc.	264,910	3,539,198
Wyeth	113,730	4,822,152
		18,934,060
Retail – 3.9%
Bed Bath & Beyond, Inc. (a)	45,590	1,386,848
Walgreen Co.	186,030	5,846,923
		7,233,771
Telecommunications – 4.4%
AT&T, Inc.	260,881	6,683,771
Qualcomm, Inc.	39,420	1,668,255
		8,352,026
Transportation – 1.2%
United Parcel Service, Inc. Class B	43,430	2,273,126
Trucking & Leasing – 1.1%
Aircastle Ltd.	315,430	2,081,838
TOTAL COMMON STOCK (Cost $208,168,455)		181,211,116
TOTAL EQUITIES (Cost $208,168,455)		181,211,116
TOTAL LONG-TERM INVESTMENTS (Cost $208,168,455)		181,211,116
	Principal Amount
SHORT-TERM INVESTMENTS – 3.9%
Repurchase Agreement – 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (b)	$7,349,669	7,349,669
TOTAL SHORT-TERM INVESTMENTS (Cost $7,349,669)		7,349,669
TOTAL INVESTMENTS – 100.4% (Cost $215,518,124) (c)		188,560,785
Other Assets/ (Liabilities) – (0.4)%		(668,683)
NET ASSETS – 100.0%		$187,892,102

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $7,349,679. Collateralized by U.S. Government Agency obligations with a rate of 4.802%, maturity date of 9/01/35, and an aggregate market value, including accrued interest, of $7,499,505.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.9%
COMMON STOCK – 99.9%
Advertising – 0.1%
Interpublic Group of Cos., Inc. (a)	4,200	$26,292
Omnicom Group, Inc.	3,500	110,145
		136,437
Aerospace & Defense – 2.0%
Alliant Techsystems, Inc. (a)	1,000	79,650
General Dynamics Corp.	25,580	1,321,719
L-3 Communications Holdings, Inc.	1,960	149,254
Northrop Grumman Corp.	25,550	1,235,342
Raytheon Co.	24,770	1,120,347
United Technologies Corp.	25,580	1,249,327
		5,155,639
Agriculture – 1.5%
Altria Group, Inc.	48,040	784,493
Archer-Daniels-Midland Co.	70,600	1,738,172
Bunge Ltd.	10,800	518,508
Lorillard, Inc.	5,600	353,528
Reynolds American, Inc.	12,170	462,217
		3,856,918
Airlines – 0.2%
Continental Airlines, Inc. Class B (a)	7,500	78,900
Copa Holdings SA Class A	6,000	183,900
Delta Air Lines, Inc. (a)	27,500	169,675
		432,475
Apparel – 0.1%
VF Corp.	6,030	357,398
Auto Manufacturers – 0.0%
Oshkosh Corp.	3,000	28,800
Automotive & Parts – 0.2%
Autoliv, Inc.	4,200	103,614
Johnson Controls, Inc.	16,600	315,566
TRW Automotive Holdings Corp. (a)	5,490	47,324
		466,504
Banks – 7.9%
Associated Banc-Corp.	7,650	118,346
Bancorpsouth, Inc.	4,300	99,975
Bank of America Corp.	556,173	4,966,625
Bank of Hawaii Corp.	3,220	113,151
The Bank of New York Mellon Corp.	70,150	1,787,422
BB&T Corp.	43,719	1,020,401
BOK Financial Corp.	1,200	45,192
Capital One Financial Corp.	22,750	380,835
City National Corp.	2,170	79,422
Comerica, Inc.	10,700	224,486
Commerce Bancshares, Inc.	3,287	108,800
Cullen/Frost Bankers, Inc.	4,000	188,360
Fifth Third Bancorp	23,160	94,956
First Citizens BancShares, Inc. Class A	400	47,868
First Horizon National Corp.	14,853	170,958
Fulton Financial Corp.	9,200	60,812
Huntington Bancshares, Inc.	4,371	12,195
KeyCorp	26,400	162,360
M&T Bank Corp.	5,140	269,593
Marshall & Ilsley Corp.	14,880	86,006
Northern Trust Corp.	1,700	92,412
PNC Financial Services Group, Inc.	28,036	1,113,029
Popular, Inc.	18,000	51,480
Regions Financial Corp.	54,260	243,627
State Street Corp.	19,500	665,535
SunTrust Banks, Inc.	24,899	359,542
Synovus Financial Corp.	19,860	64,148
TCF Financial Corp.	9,000	125,190
U.S. Bancorp	112,490	2,049,568
Valley National Bancorp	4,352	62,973
Webster Financial Corp.	3,100	16,213
Wells Fargo & Co.	272,710	5,456,927
Whitney Holding Corp.	3,400	40,664
Wilmington Trust Corp.	3,500	50,785
Zions Bancorp	6,150	67,220
		20,497,076
Beverages – 1.4%
Brown-Forman Corp. Class B	1,600	74,400
The Coca-Cola Co.	41,790	1,799,060
Coca-Cola Enterprises, Inc.	20,420	348,365
Constellation Brands, Inc. Class A (a)	14,930	173,039
Dr. Pepper Snapple Group, Inc. (a)	18,900	391,419
Molson Coors Brewing Co. Class B	6,960	266,220
PepsiAmericas, Inc.	3,600	88,452
PepsiCo, Inc.	2,500	124,400
The Pepsi Bottling Group, Inc.	8,860	277,052
		3,542,407
Biotechnology – 1.4%
Amgen, Inc. (a)	71,900	3,484,993
Life Technologies Corp. (a)	2,360	88,028
		3,573,021
Building Materials – 0.1%
Masco Corp.	20,700	183,402
Chemicals – 0.9%
Ashland, Inc.	3,900	85,644
The Dow Chemical Co.	56,310	900,960
Du Pont (E.I.) de Nemours & Co.	8,200	228,780
Eastman Chemical Co.	5,000	198,400
The Lubrizol Corp.	2,600	112,372
PPG Industries, Inc.	8,400	370,020
RPM International, Inc.	4,600	63,572
Sigma-Aldrich Corp.	2,880	126,259
The Valspar Corp.	9,700	232,800
		2,318,807
Commercial Services – 0.7%
Career Education Corp. (a)	10,800	238,032
Convergys Corp. (a)	12,170	123,039
Donnelley (R.R.) & Sons Co.	14,800	172,420
Equifax, Inc.	5,300	154,548
Lender Processing Services, Inc.	4,300	123,238
Manpower, Inc.	4,900	211,141
McKesson Corp.	8,190	303,030
Moody's Corp.	6,200	183,024
SAIC, Inc. (a)	12,800	231,680
Ticketmaster (a)	19,320	101,623

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
United Rentals, Inc. (a)	10,300	$62,418
		1,904,193
Computers – 1.2%
Affiliated Computer Services, Inc. Class A (a)	5,500	266,090
Cadence Design Systems, Inc. (a)	15,500	86,490
Computer Sciences Corp. (a)	11,770	435,019
Diebold, Inc.	700	18,501
DST Systems, Inc. (a)	6,900	249,573
EMC Corp. (a)	51,500	645,295
Lexmark International, Inc. Class A (a)	11,570	227,003
NCR Corp. (a)	10,250	104,038
SanDisk Corp. (a)	12,700	199,644
Seagate Technology	7,400	60,384
Sun Microsystems, Inc. (a)	50,800	465,328
Synopsys, Inc. (a)	12,900	280,962
Teradata Corp. (a)	5,900	98,648
		3,136,975
Cosmetics & Personal Care – 2.4%
Alberto-Culver Co.	4,910	109,444
The Procter & Gamble Co.	121,310	5,997,566
		6,107,010
Distribution & Wholesale – 0.2%
Genuine Parts Co.	7,900	268,284
Ingram Micro, Inc. Class A (a)	8,200	119,064
Tech Data Corp. (a)	5,100	146,829
WESCO International, Inc. (a)	3,800	98,800
		632,977
Diversified Financial – 6.0%
American Express Co.	9,700	244,634
AmeriCredit Corp. (a)	8,000	81,360
Ameriprise Financial, Inc.	14,030	369,691
CIT Group, Inc.	20,180	44,800
Citigroup, Inc.	350,510	1,069,055
Discover Financial Services	27,900	226,827
Fannie Mae	23,000	17,940
Franklin Resources, Inc.	4,400	266,112
The Goldman Sachs Group, Inc.	25,700	3,302,450
Invesco Ltd.	19,700	289,984
JP Morgan Chase & Co.	235,927	7,785,591
Legg Mason, Inc.	8,400	168,588
MF Global Ltd. (a)	4,400	26,840
Morgan Stanley	63,300	1,496,412
The NASDAQ OMX Group, Inc. (a)	5,600	107,688
Raymond James Financial, Inc.	7,600	119,244
Student Loan Corp.	420	20,227
		15,637,443
Electric – 5.7%
Alliant Energy Corp.	6,700	149,812
Ameren Corp.	13,360	307,547
American Electric Power Co., Inc.	28,530	752,621
CenterPoint Energy, Inc.	8,700	92,568
CMS Energy Corp.	13,600	163,472
Consolidated Edison, Inc.	17,360	644,577
Dominion Resources, Inc.	36,500	1,100,840
DPL, Inc.	6,600	148,038
DTE Energy Co.	9,910	293,039
Duke Energy Corp.	76,516	1,056,686
Edison International	23,480	669,415
Entergy Corp.	3,200	207,264
Exelon Corp.	21,690	1,000,560
FirstEnergy Corp.	23,020	941,518
FPL Group, Inc.	24,610	1,323,772
Great Plains Energy, Inc.	9,837	142,341
Hawaiian Electric Industries, Inc.	7,200	111,888
Integrys Energy Group, Inc.	2,940	77,645
MDU Resources Group, Inc.	11,100	195,027
Mirant Corp. (a)	4,300	54,739
Northeast Utilities	8,900	187,078
NRG Energy, Inc. (a)	9,400	169,012
NSTAR	8,010	251,594
NV Energy, Inc.	12,900	132,225
OGE Energy Corp.	6,860	176,371
Pepco Holdings, Inc.	12,810	153,079
PG&E Corp.	25,330	940,250
Pinnacle West Capital Corp.	6,160	168,661
Progress Energy, Inc.	16,600	566,392
SCANA Corp.	7,420	224,232
The Southern Co.	52,350	1,511,868
TECO Energy, Inc.	13,530	143,283
Wisconsin Energy Corp.	7,480	298,901
Xcel Energy, Inc.	27,520	507,469
		14,863,784
Electrical Components & Equipment – 0.0%
Hubbell, Inc. Class B	2,100	69,720
Electronics – 0.3%
Arrow Electronics, Inc. (a)	6,600	150,084
Avnet, Inc. (a)	4,700	102,883
PerkinElmer, Inc.	4,010	58,426
Thomas & Betts Corp. (a)	8,500	264,520
Tyco Electronics Ltd.	6,900	120,336
Vishay Intertechnology, Inc. (a)	10,900	63,983
		760,232
Engineering & Construction – 0.1%
URS Corp. (a)	6,900	304,014
Entertainment – 0.1%
International Speedway Corp. Class A	1,900	44,992
Regal Entertainment Group Class A	4,200	54,852
Warner Music Group Corp. (a)	13,900	74,782
		174,626
Environmental Controls – 0.4%
Republic Services, Inc.	15,390	323,190
Waste Management, Inc.	23,540	627,812
		951,002
Foods – 2.9%
Campbell Soup Co.	6,600	169,752
ConAgra Foods, Inc.	38,400	679,680
Corn Products International, Inc.	70	1,673
Dean Foods Co. (a)	11,100	229,770
Del Monte Foods Co.	28,300	213,665
General Mills, Inc.	20,570	1,042,693
H.J. Heinz Co.	9,730	334,907
The Hershey Co.	5,500	198,770
Hormel Foods Corp.	4,600	143,934
The J.M. Smucker Co.	5,540	218,276
Kellogg Co.	6,520	274,557
Kraft Foods, Inc. Class A	90,350	2,114,190
The Kroger Co.	26,140	565,147
McCormick & Co., Inc.	6,300	185,535
Safeway, Inc.	25,200	497,700
Sara Lee Corp.	43,900	365,248

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SUPERVALU, Inc.	15,000	$245,250
		7,480,747
Forest Products & Paper – 0.7%
Domtar Corp. (a)	44,100	80,262
International Paper Co.	34,200	432,972
MeadWestvaco Corp.	11,400	178,524
Plum Creek Timber Co., Inc.	4,600	158,792
Rayonier, Inc.	5,200	200,824
Temple-Inland, Inc.	8,200	97,908
Weyerhaeuser Co.	19,800	698,148
		1,847,430
Gas – 0.8%
AGL Resources, Inc.	5,560	173,305
Atmos Energy Corp.	6,450	159,379
NiSource, Inc.	19,390	213,096
Sempra Energy	22,710	1,045,114
Southern Union Co.	4,000	63,640
UGI Corp.	10,190	233,759
Vectren Corp.	5,450	120,827
		2,009,120
Hand & Machine Tools – 0.3%
The Black & Decker Corp.	4,230	170,469
Kennametal, Inc.	3,600	73,620
Lincoln Electric Holdings, Inc.	1,600	71,248
Snap-on, Inc.	3,830	129,914
The Stanley Works	7,100	270,013
		715,264
Health Care — Products – 3.5%
Boston Scientific Corp. (a)	98,200	825,862
Covidien Ltd.	32,300	1,065,254
Hillenbrand Industries, Inc.	7,400	96,052
Hologic, Inc. (a)	7,500	111,450
Inverness Medical Innovations, Inc. (a)	2,300	74,267
Johnson & Johnson	132,000	6,911,520
The Cooper Cos., Inc.	2,700	77,625
Zimmer Holdings, Inc. (a)	100	4,399
		9,166,429
Health Care — Services – 1.9%
Aetna, Inc.	13,020	286,570
CIGNA Corp.	15,000	295,650
Community Health Systems, Inc. (a)	4,700	107,348
Coventry Health Care, Inc. (a)	7,000	111,370
Health Management Associates, Inc. Class A (a)	8,800	41,096
Health Net, Inc. (a)	8,000	115,520
Humana, Inc. (a)	5,600	161,168
LifePoint Hospitals, Inc. (a)	3,600	93,060
Lincare Holdings, Inc. (a)	2,100	50,673
Quest Diagnostics, Inc.	2,500	128,325
Thermo Fisher Scientific, Inc. (a)	16,910	593,203
UnitedHealth Group, Inc.	45,600	1,072,512
Universal Health Services, Inc. Class B	2,800	141,120
WellPoint, Inc. (a)	43,000	1,838,680
		5,036,295
Home Builders – 0.7%
Centex Corp.	9,700	106,118
D.R. Horton, Inc.	30,700	400,635
KB Home	13,200	238,524
Lennar Corp. Class A	12,800	124,672
M.D.C. Holdings, Inc.	6,400	218,752
NVR, Inc. (a)	400	202,148
Pulte Homes, Inc.	22,500	258,975
Toll Brothers, Inc. (a)	9,700	196,522
		1,746,346
Home Furnishing – 0.1%
Harman International Industries, Inc.	600	10,914
Whirlpool Corp.	3,200	144,512
		155,426
Household Products – 0.8%
Avery Dennison Corp.	12,400	356,376
The Clorox Co.	5,700	319,485
Fortune Brands, Inc.	11,360	446,562
Jarden Corp. (a)	5,200	104,520
Kimberly-Clark Corp.	15,940	783,291
The Scotts Miracle-Gro Co. Class A	3,400	114,818
		2,125,052
Housewares – 0.1%
Newell Rubbermaid, Inc.	12,800	133,760
Insurance – 5.6%
Alleghany Corp. (a)	308	78,127
Allied World Assurance Holdings Ltd.	7,100	263,694
Allstate Corp.	32,500	758,225
American Financial Group, Inc.	8,600	151,188
American International Group, Inc.	42,050	58,029
American National Insurance	880	59,726
Aon Corp.	19,660	829,652
Arch Capital Group Ltd. (a)	4,600	265,788
Arthur J. Gallagher & Co.	5,500	123,640
Assurant, Inc.	5,690	139,064
Axis Capital Holdings Ltd.	7,800	192,192
Brown & Brown, Inc.	5,100	99,246
Chubb Corp.	28,360	1,104,622
Cincinnati Financial Corp.	10,220	244,769
CNA Financial Corp.	1,400	16,758
Conseco, Inc. (a)	16,300	26,080
Endurance Specialty Holdings Ltd.	10,000	261,600
Erie Indemnity Co. Class A	2,150	75,938
Everest Re Group Ltd.	4,300	320,952
Fidelity National Financial, Inc. Class A	23,000	416,990
First American Corp.	6,200	174,096
Genworth Financial, Inc. Class A	20,860	49,230
The Hanover Insurance Group, Inc.	2,600	77,948
The Hartford Financial Services Group, Inc.	22,590	259,107
HCC Insurance Holdings, Inc.	7,570	181,074
Lincoln National Corp.	14,998	168,578
Loews Corp.	16,420	408,694
Markel Corp. (a)	300	86,100
Marsh & McLennan Cos., Inc.	30,900	651,681
Mercury General Corp.	3,090	104,380
Metlife, Inc.	30,640	911,540
Old Republic International Corp.	22,900	214,573
OneBeacon Insurance Group Ltd.	18,700	217,294
PartnerRe Ltd.	4,800	327,312

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Principal Financial Group, Inc.	15,000	$245,100
The Progressive Corp. (a)	50,500	771,640
Protective Life Corp.	12,580	107,811
Prudential Financial, Inc.	23,700	684,456
Reinsurance Group of America, Inc. Class A	2,150	68,348
RenaissanceRe Holdings Ltd.	2,800	136,248
StanCorp Financial Group, Inc.	4,070	111,640
Torchmark Corp.	6,740	197,684
The Travelers Cos., Inc.	45,469	1,870,595
Unitrin, Inc.	5,350	90,950
Unum Group	24,200	395,428
W.R. Berkley Corp.	9,900	236,709
White Mountains Insurance Group Ltd.	1,100	210,452
XL Capital Ltd. Class A	7,250	68,947
		14,513,895
Internet – 0.6%
Expedia, Inc. (a)	7,600	103,436
HLTH Corp. (a)	4,200	46,200
IAC/InterActiveCorp (a)	8,350	133,767
Liberty Media Holding Corp. Interactive Class A (a)	22,200	117,660
McAfee, Inc. (a)	4,000	150,160
Symantec Corp. (a)	61,450	1,060,012
		1,611,235
Investment Companies – 0.0%
Allied Capital Corp.	15,220	37,441
American Capital Strategies Ltd.	28,860	89,178
		126,619
Iron & Steel – 0.6%
Nucor Corp.	22,700	923,663
Reliance Steel & Aluminum Co.	6,000	211,380
Schnitzer Steel Industries, Inc. Class A	2,200	109,032
Steel Dynamics, Inc.	11,200	139,440
United States Steel Corp.	1,790	47,525
		1,431,040
Leisure Time – 0.3%
Carnival Corp.	18,400	494,592
Interval Leisure Group, Inc. (a)	8,320	66,643
Royal Caribbean Cruises Ltd.	8,400	123,732
		684,967
Machinery — Diversified – 0.2%
AGCO Corp. (a)	2,370	57,591
Eaton Corp.	5,200	227,760
Gardner Denver, Inc. (a)	4,900	130,438
IDEX Corp.	600	15,150
		430,939
Manufacturing – 4.4%
AptarGroup, Inc.	3,800	117,914
Carlisle Cos., Inc.	6,800	154,700
Cooper Industries Ltd. Class A	2,600	85,254
Crane Co.	6,120	141,311
Danaher Corp.	4,400	257,136
Dover Corp.	3,700	113,886
General Electric Co.	677,790	8,574,043
Illinois Tool Works, Inc.	25,300	829,840
Ingersoll-Rand Co. Ltd. Class A	9,300	202,461
ITT Corp.	4,000	164,040
Leggett & Platt, Inc.	19,910	285,907
Pentair, Inc.	8,500	226,440
Teleflex, Inc.	3,220	138,396
		11,291,328
Media – 3.6%
Cablevision Systems Corp. Class A	13,500	231,660
CBS Corp. Class B	23,000	161,920
Comcast Corp. Class A	152,400	2,356,104
Discovery Communications, Inc., Series C (a)	16,300	285,576
The E.W. Scripps Co. Class A	3,466	6,828
Gannett Co., Inc.	13,300	52,003
Hearst-Argyle Television, Inc.	22,800	102,600
Liberty Global, Inc. Class A (a)	8,800	145,112
The McGraw-Hill Cos., Inc.	10,100	304,515
Meredith Corp.	4,900	122,892
News Corp. Class A	84,800	700,448
Scripps Networks Interactive Class A	4,600	126,224
Time Warner Cable, Inc.	12,363	398,459
Time Warner, Inc.	88,090	1,923,005
Viacom, Inc. Class B (a)	4,300	82,732
The Walt Disney Co.	103,490	2,266,431
Washington Post Co. Class B	300	125,577
		9,392,086
Metal Fabricate & Hardware – 0.0%
Timken Co.	4,800	77,184
Mining – 0.2%
Titanium Metals Corp.	10,800	73,332
Vulcan Materials Co.	10,400	494,520
		567,852
Office Equipment/Supplies – 0.3%
Pitney Bowes, Inc.	8,500	208,590
Xerox Corp.	76,360	466,560
		675,150
Oil & Gas – 15.2%
Anadarko Petroleum Corp.	49,450	2,129,317
Apache Corp.	20,950	1,526,417
Chesapeake Energy Corp.	8,800	173,448
Chevron Corp.	133,195	8,804,189
Cimarex Energy Co.	5,000	134,500
ConocoPhillips	101,248	4,151,168
Devon Energy Corp.	27,950	1,449,207
Exxon Mobil Corp.	269,780	17,986,233
Helmerich & Payne, Inc.	4,400	135,608
Marathon Oil Corp.	42,900	1,274,130
Nabors Industries Ltd. (a)	16,100	244,881
Newfield Exploration Co. (a)	100	3,118
Noble Energy, Inc.	5,400	306,450
Patterson-UTI Energy, Inc.	8,500	108,035
Pioneer Natural Resources Co.	300	6,936
Questar Corp.	3,700	109,964
Rowan Cos., Inc.	4,400	68,684
Sunoco, Inc.	2,900	76,879
Tesoro Corp.	5,600	85,400
Valero Energy Corp.	32,064	636,150
		39,410,714
Oil & Gas Services – 0.2%
BJ Services Co.	20,300	281,967
Key Energy Services, Inc. (a)	7,000	30,730

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SEACOR Holdings, Inc. (a)	1,300	$85,436
Tidewater, Inc.	4,030	174,298
		572,431
Packaging & Containers – 0.5%
Ball Corp.	6,400	241,408
Bemis Co., Inc.	6,060	145,682
Owens-IIlinois, Inc. (a)	4,900	119,511
Packaging Corp. of America	4,800	76,176
Pactiv Corp. (a)	10,100	220,786
Sealed Air Corp.	11,200	213,472
Sonoco Products Co.	9,400	229,454
		1,246,489
Pharmaceuticals – 6.3%
AmerisourceBergen Corp.	8,040	270,466
Bristol-Myers Squibb Co.	10,600	203,520
Cardinal Health, Inc.	5,800	195,982
Eli Lilly & Co.	78,520	2,584,878
Endo Pharmaceuticals Holdings, Inc. (a)	12,100	200,134
Forest Laboratories, Inc. (a)	22,500	488,025
Hospira, Inc. (a)	9,400	308,978
King Pharmaceuticals, Inc. (a)	19,920	156,970
Merck & Co., Inc.	17,510	424,442
Mylan, Inc. (a)	22,600	299,450
NBTY, Inc. (a)	1,100	28,501
Omnicare, Inc.	8,100	208,251
Pfizer, Inc.	531,730	7,103,913
Watson Pharmaceuticals, Inc. (a)	6,660	206,060
Wyeth	83,510	3,540,824
		16,220,394
Pipelines – 0.3%
El Paso Corp.	950	6,555
National Fuel Gas Co.	4,850	158,643
Oneok, Inc.	3,880	101,540
Spectra Energy Corp.	38,200	553,900
		820,638
Real Estate Investment Trusts (REITS) – 2.0%
AMB Property Corp.	6,600	125,994
Annaly Capital Management, Inc.	42,560	598,819
AvalonBay Communities, Inc.	3,204	182,019
Boston Properties, Inc.	5,200	256,984
Brandywine Realty Trust	10,000	61,900
BRE Properties, Inc.	4,300	105,651
Camden Property Trust	2,800	75,964
CapitalSource, Inc.	28,800	88,992
CBL & Associates Properties, Inc.	6,896	54,754
Developers Diversified Realty Corp.	34,283	141,589
Duke Realty Corp.	11,300	110,401
Equity Residential	20,600	471,534
Federal Realty Investment Trust	1,900	104,880
HCP, Inc.	9,300	204,135
Health Care, Inc.	3,700	126,059
Hospitality Properties Trust	8,840	108,201
Host Hotels & Resorts, Inc.	24,500	188,405
HRPT Properties Trust	70,670	304,588
iStar Financial, Inc.	30,800	103,796
Kimco Realty Corp.	14,600	175,492
Liberty Property Trust	8,570	208,594
Mack-Cali Realty Corp.	3,860	103,680
Nationwide Health Properties, Inc.	7,000	172,830
ProLogis	31,000	282,410
Public Storage	4,000	267,440
Regency Centers Corp.	4,700	176,015
SL Green Realty Corp.	7,900	139,514
UDR, Inc.	11,300	113,791
Weingarten Realty Investors	4,800	74,592
		5,129,023
Retail – 4.6%
AnnTaylor Stores Corp. (a)	2,300	16,997
AutoNation, Inc. (a)	14,040	248,648
Barnes & Noble, Inc.	8,300	216,796
Bed Bath & Beyond, Inc. (a)	2,700	82,134
BJ's Wholesale Club, Inc. (a)	4,700	156,698
CVS Caremark Corp.	40,100	1,274,378
Family Dollar Stores, Inc.	10,500	348,495
Foot Locker, Inc.	20,500	243,745
The Gap, Inc.	18,900	293,706
The Home Depot, Inc.	110,600	2,910,992
J.C. Penney Co., Inc.	13,600	417,384
Jones Apparel Group, Inc.	12,830	118,549
Kohl's Corp. (a)	4,500	204,075
Limited Brands, Inc.	9,200	105,064
Liz Claiborne, Inc.	16,200	76,788
Lowe's Cos., Inc.	84,800	1,823,200
Macy's, Inc.	29,844	408,266
McDonald's Corp.	9,760	520,110
O'Reilly Automotive, Inc. (a)	2,500	97,125
Office Depot, Inc. (a)	41,800	108,262
Phillips-Van Heusen Corp.	400	11,612
RadioShack Corp.	11,370	160,090
Sears Holdings Corp. (a)	3,910	244,258
Signet Jewelers Ltd.	5,200	82,524
Staples, Inc.	6,100	125,782
Target Corp.	2,100	86,646
Wal-Mart Stores, Inc.	29,500	1,486,800
Walgreen Co.	4,500	141,435
		12,010,559
Savings & Loans – 0.5%
Astoria Financial Corp.	26,360	217,733
Capitol Federal Financial	2,500	97,400
Hudson City Bancorp, Inc.	17,950	225,452
New York Community Bancorp, Inc.	25,890	292,816
People's United Financial, Inc.	21,100	329,582
TFS Financial Corp.	7,700	90,321
Washington Federal, Inc.	4,716	61,214
		1,314,518
Semiconductors – 0.7%
Advanced Micro Devices, Inc. (a)	34,800	125,628
Atmel Corp. (a)	9,900	38,016
Cree, Inc. (a)	4,200	115,038
Integrated Device Technology, Inc. (a)	9,400	51,042
Intel Corp.	53,400	842,652
LSI Corp. (a)	9,600	36,864
Micron Technology, Inc. (a)	40,600	198,128
Novellus Systems, Inc. (a)	6,880	124,253
QLogic Corp. (a)	14,250	202,065
		1,733,686

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 0.3%
CA, Inc.	15,590	$268,928
Compuware Corp. (a)	19,490	145,785
Dun & Bradstreet Corp.	1,600	130,240
Fidelity National Information Services, Inc.	11,400	203,490
IMS Health, Inc.	11,700	146,952
		895,395
Telecommunications – 7.6%
ADC Telecommunications, Inc. (a)	5,900	43,424
Amdocs Ltd. (a)	6,300	131,859
AT&T, Inc.	382,614	9,802,571
CenturyTel, Inc.	9,180	249,237
Crown Castle International Corp. (a)	9,000	220,680
Embarq Corp.	6,740	246,414
Frontier Communications Corp.	23,100	164,241
Leap Wireless International, Inc. (a)	1,700	61,319
Motorola, Inc.	138,400	765,352
Qwest Communications International, Inc.	75,100	292,139
Sprint Nextel Corp. (a)	197,400	860,664
Telephone & Data Systems, Inc.	3,400	97,478
Tellabs, Inc. (a)	41,200	215,888
Verizon Communications, Inc.	202,258	6,136,508
Virgin Media, Inc.	17,700	136,644
Windstream Corp.	21,762	180,624
		19,605,042
Textiles – 0.1%
Cintas Corp.	5,000	128,300
Mohawk Industries, Inc. (a)	3,330	157,542
		285,842
Toys, Games & Hobbies – 0.2%
Hasbro, Inc.	5,770	153,828
Mattel, Inc.	22,100	330,616
		484,444
Transportation – 0.8%
Alexander & Baldwin, Inc.	2,700	71,928
FedEx Corp.	19,100	1,068,836
Norfolk Southern Corp.	15,400	549,472
Overseas Shipholding Group, Inc.	1,400	40,194
Ryder System, Inc.	2,290	63,410
Teekay Corp.	19,700	284,468
		2,078,308
Trucking & Leasing – 0.0%
GATX Corp.	2,700	81,297
Water – 0.1%
Aqua America, Inc.	8,500	155,975
TOTAL COMMON STOCK (Cost $322,267,165)		258,353,779
TOTAL EQUITIES (Cost $322,267,165)		258,353,779
TOTAL LONG-TERM INVESTMENTS (Cost $322,267,165)		258,353,779
TOTAL INVESTMENTS – 99.9% (Cost $322,267,165) (b)		258,353,779
Other Assets/ (Liabilities) – 0.1%		366,273
NET ASSETS – 100.0%		$258,720,052

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.0%
COMMON STOCK – 97.0%
Advertising – 0.3%
Interpublic Group of Cos., Inc. (a)	3,100	$19,406
Omnicom Group, Inc.	550	17,309
		36,715
Aerospace & Defense – 2.4%
Boeing Co.	300	12,015
General Dynamics Corp.	600	31,002
Goodrich Corp.	300	13,284
L-3 Communications Holdings, Inc.	250	19,038
Lockheed Martin Corp.	600	47,118
Northrop Grumman Corp.	1,100	53,185
Raytheon Co.	1,250	56,537
Rockwell Collins, Inc.	100	3,835
United Technologies Corp.	1,950	95,238
		331,252
Agriculture – 2.6%
Altria Group, Inc.	6,500	106,145
Archer-Daniels-Midland Co.	2,700	66,474
Lorillard, Inc.	400	25,252
Philip Morris International, Inc.	4,500	162,900
Reynolds American, Inc.	300	11,394
		372,165
Airlines – 0.0%
Southwest Airlines Co.	500	3,490
Apparel – 0.3%
Nike, Inc. Class B	500	26,235
VF Corp.	200	11,854
		38,089
Auto Manufacturers – 0.2%
Ford Motor Co. (a)	2,100	12,558
General Motors Corp.	100	192
Paccar, Inc.	400	14,176
		26,926
Automotive & Parts – 0.1%
The Goodyear Tire & Rubber Co. (a)	400	4,396
Johnson Controls, Inc.	150	2,852
		7,248
Banks – 3.0%
Banco Santander SA Sponsored ADR (Spain)	336	3,074
Bank of America Corp.	6,845	61,126
The Bank of New York Mellon Corp.	2,002	51,011
BB&T Corp.	1,500	35,010
Capital One Financial Corp.	409	6,847
Comerica, Inc.	300	6,294
Fifth Third Bancorp	1,050	4,305
First Horizon National Corp.	1,031	11,867
KeyCorp	350	2,153
M&T Bank Corp.	200	10,490
Marshall & Ilsley Corp.	350	2,023
Northern Trust Corp.	550	29,898
PNC Financial Services Group, Inc.	652	25,884
Regions Financial Corp.	1,390	6,241
State Street Corp.	400	13,652
SunTrust Banks, Inc.	350	5,054
U.S. Bancorp	2,350	42,817
Wells Fargo & Co.	4,716	94,367
Zions Bancorp	200	2,186
		414,299
Beverages – 1.6%
Brown-Forman Corp. Class B	300	13,950
The Coca-Cola Co.	2,400	103,320
Coca-Cola Enterprises, Inc.	550	9,383
Constellation Brands, Inc. Class A (a)	450	5,216
Dr. Pepper Snapple Group, Inc. (a)	300	6,213
Molson Coors Brewing Co. Class B	100	3,825
PepsiCo, Inc.	1,400	69,664
The Pepsi Bottling Group, Inc.	350	10,944
		222,515
Biotechnology – 1.4%
Amgen, Inc. (a)	2,400	116,328
Biogen Idec, Inc. (a)	700	33,838
Celgene Corp. (a)	400	17,088
Genzyme Corp. (a)	300	15,999
Life Technologies Corp. (a)	275	10,258
Millipore Corp. (a)	100	5,910
		199,421
Building Materials – 0.0%
Masco Corp.	550	4,873
Chemicals – 1.4%
Air Products & Chemicals, Inc.	200	13,180
CF Industries Holdings, Inc.	100	7,205
The Dow Chemical Co.	2,100	33,600
Du Pont (E.I.) de Nemours & Co.	700	19,530
Eastman Chemical Co.	200	7,936
Ecolab, Inc.	100	3,855
International Flavors & Fragrances, Inc.	100	3,120
Monsanto Co.	500	42,445
PPG Industries, Inc.	300	13,215
Praxair, Inc.	200	14,922
The Sherwin-Williams Co.	400	22,656
Sigma-Aldrich Corp.	200	8,768
		190,432
Coal – 0.2%
CONSOL Energy, Inc.	100	3,128
Massey Energy Co.	500	7,955
Peabody Energy Corp.	500	13,195
		24,278
Commercial Services – 1.4%
Apollo Group, Inc. Class A (a)	400	25,180
Automatic Data Processing, Inc.	1,400	49,280
Convergys Corp. (a)	300	3,033
Donnelley (R.R.) & Sons Co.	350	4,078
Equifax, Inc.	250	7,290
H&R Block, Inc.	1,200	18,168
Iron Mountain, Inc. (a)	200	5,698
Mastercard, Inc. Class A	100	18,345
McKesson Corp.	800	29,600
Moody's Corp.	100	2,952
Paychex, Inc.	300	8,103

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Robert Half International, Inc.	300	$7,206
Total System Services, Inc.	300	3,741
Western Union Co.	1,050	17,587
		200,261
Computers – 6.5%
Affiliated Computer Services, Inc. Class A (a)	500	24,190
Apple, Inc. (a)	1,800	226,494
Cognizant Technology Solutions Corp. Class A (a)	200	4,958
Computer Sciences Corp. (a)	650	24,024
Dell, Inc. (a)	3,400	39,508
EMC Corp. (a)	7,550	94,601
Hewlett-Packard Co.	3,850	138,523
International Business Machines Corp.	2,800	288,988
Lexmark International, Inc. Class A (a)	1,200	23,544
NetApp, Inc. (a)	650	11,895
SanDisk Corp. (a)	100	1,572
Sun Microsystems, Inc. (a)	1,500	13,740
Teradata Corp. (a)	1,300	21,736
		913,773
Cosmetics & Personal Care – 2.0%
Avon Products, Inc.	300	6,828
Colgate-Palmolive Co.	700	41,300
The Estee Lauder Cos., Inc. Class A	200	5,980
The Procter & Gamble Co.	4,582	226,534
		280,642
Distribution & Wholesale – 0.1%
Fastenal Co.	100	3,836
Genuine Parts Co.	100	3,396
W.W. Grainger, Inc.	100	8,388
		15,620
Diversified Financial – 3.9%
American Express Co.	1,200	30,264
Ameriprise Financial, Inc.	510	13,438
The Charles Schwab Corp.	1,800	33,264
CIT Group, Inc.	500	1,110
Citigroup, Inc.	5,450	16,622
CME Group, Inc.	100	22,135
Discover Financial Services	950	7,724
E*Trade Financial Corp. (a)	1,000	1,430
Federated Investors, Inc. Class B	100	2,288
Franklin Resources, Inc.	100	6,048
The Goldman Sachs Group, Inc.	800	102,800
IntercontinentalExchange, Inc. (a)	100	8,760
Invesco Ltd.	700	10,304
JP Morgan Chase & Co.	5,115	168,795
Legg Mason, Inc.	200	4,014
Morgan Stanley	3,600	85,104
The NASDAQ OMX Group, Inc. (a)	1,100	21,153
NYSE Euronext	300	6,951
SLM Corp. (a)	300	1,449
T. Rowe Price Group, Inc.	200	7,704
		551,357
Electric – 3.4%
The AES Corp. (a)	1,200	8,484
Allegheny Energy, Inc.	100	2,592
Ameren Corp.	400	9,208
American Electric Power Co., Inc.	850	22,423
CenterPoint Energy, Inc.	700	7,448
CMS Energy Corp.	900	10,818
Consolidated Edison, Inc.	550	20,421
Constellation Energy Group, Inc.	200	4,816
Dominion Resources, Inc.	1,100	33,176
DTE Energy Co.	350	10,350
Duke Energy Corp.	2,330	32,177
Dynegy, Inc. Class A (a)	900	1,602
Edison International	500	14,255
Entergy Corp.	300	19,431
Exelon Corp.	1,000	46,130
FirstEnergy Corp.	500	20,450
FPL Group, Inc.	600	32,274
Integrys Energy Group, Inc.	100	2,641
Northeast Utilities	300	6,306
Pepco Holdings, Inc.	400	4,780
PG&E Corp.	750	27,840
Pinnacle West Capital Corp.	300	8,214
PPL Corp.	500	14,955
Progress Energy, Inc.	400	13,648
Public Service Enterprise Group, Inc.	800	23,872
SCANA Corp.	300	9,066
The Southern Co.	1,500	43,320
TECO Energy, Inc.	400	4,236
Wisconsin Energy Corp.	200	7,992
Xcel Energy, Inc.	850	15,674
		478,599
Electrical Components & Equipment – 0.4%
Emerson Electric Co.	1,750	59,570
Molex, Inc.	200	3,334
		62,904
Electronics – 0.3%
Agilent Technologies, Inc. (a)	600	10,956
Amphenol Corp. Class A	100	3,384
FLIR Systems, Inc. (a)	300	6,654
Jabil Circuit, Inc.	400	3,240
PerkinElmer, Inc.	750	10,928
Tyco Electronics Ltd.	100	1,744
Waters Corp. (a)	100	4,417
		41,323
Engineering & Construction – 0.2%
Fluor Corp.	500	18,935
Jacobs Engineering Group, Inc. (a)	200	7,608
		26,543
Entertainment – 0.0%
International Game Technology	100	1,235
Environmental Controls – 0.5%
Republic Services, Inc.	1,170	24,570
Stericycle, Inc. (a)	100	4,708
Waste Management, Inc.	1,700	45,339
		74,617
Foods – 2.7%
Campbell Soup Co.	300	7,716
ConAgra Foods, Inc.	1,200	21,240
Dean Foods Co. (a)	1,800	37,260
General Mills, Inc.	700	35,483
H.J. Heinz Co.	600	20,652
The Hershey Co.	500	18,070
Hormel Foods Corp.	300	9,387
The J.M. Smucker Co.	200	7,880
Kellogg Co.	400	16,844

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kraft Foods, Inc. Class A	2,600	$60,840
The Kroger Co.	1,600	34,592
McCormick & Co., Inc.	500	14,725
Safeway, Inc.	900	17,775
Sara Lee Corp.	1,600	13,312
SUPERVALU, Inc.	2,100	34,335
Sysco Corp.	900	20,997
Tyson Foods, Inc. Class A	200	2,108
Whole Foods Market, Inc.	200	4,146
		377,362
Forest Products & Paper – 0.3%
International Paper Co.	1,050	13,293
MeadWestvaco Corp.	400	6,264
Plum Creek Timber Co., Inc.	300	10,356
Weyerhaeuser Co.	200	7,052
		36,965
Gas – 0.4%
Nicor, Inc.	400	12,856
NiSource, Inc.	600	6,594
Sempra Energy	800	36,816
		56,266
Hand & Machine Tools – 0.1%
The Black & Decker Corp.	100	4,030
Snap-on, Inc.	100	3,392
The Stanley Works	200	7,606
		15,028
Health Care — Products – 3.6%
Baxter International, Inc.	1,000	48,500
Becton, Dickinson & Co.	300	18,144
Boston Scientific Corp. (a)	2,300	19,343
C.R. Bard, Inc.	200	14,326
Covidien Ltd.	1,100	36,278
Johnson & Johnson	5,050	264,418
Medtronic, Inc.	2,200	70,400
St. Jude Medical, Inc. (a)	500	16,760
Stryker Corp.	300	11,613
Varian Medical Systems, Inc. (a)	200	6,674
Zimmer Holdings, Inc. (a)	100	4,399
		510,855
Health Care — Services – 1.4%
Aetna, Inc.	800	17,608
CIGNA Corp.	550	10,840
Coventry Health Care, Inc. (a)	200	3,182
DaVita, Inc. (a)	100	4,637
Humana, Inc. (a)	400	11,512
Laboratory Corp. of America Holdings (a)	200	12,830
Quest Diagnostics, Inc.	400	20,532
Tenet Healthcare Corp. (a)	700	1,575
Thermo Fisher Scientific, Inc. (a)	700	24,556
UnitedHealth Group, Inc.	2,150	50,568
WellPoint, Inc. (a)	1,000	42,760
		200,600
Holding Company — Diversified – 0.0%
Leucadia National Corp. (a)	300	6,369
Home Builders – 0.4%
Centex Corp.	450	4,923
D.R. Horton, Inc.	1,650	21,533
KB Home	800	14,456
Lennar Corp. Class A	1,300	12,662
Pulte Homes, Inc.	700	8,057
		61,631
Home Furnishing – 0.1%
Harman International Industries, Inc.	200	3,638
Whirlpool Corp.	100	4,516
		8,154
Household Products – 0.5%
Avery Dennison Corp.	700	20,118
The Clorox Co.	250	14,012
Fortune Brands, Inc.	150	5,897
Kimberly-Clark Corp.	700	34,398
		74,425
Housewares – 0.0%
Newell Rubbermaid, Inc.	500	5,225
Insurance – 2.7%
AFLAC, Inc.	700	20,223
Allstate Corp.	850	19,831
American International Group, Inc.	100	138
Aon Corp.	650	27,430
Assurant, Inc.	100	2,444
Chubb Corp.	1,050	40,897
Cincinnati Financial Corp.	396	9,484
The Hartford Financial Services Group, Inc.	1,000	11,470
Lincoln National Corp.	549	6,171
Loews Corp.	700	17,423
Marsh & McLennan Cos., Inc.	900	18,981
Metlife, Inc.	1,250	37,187
Principal Financial Group, Inc.	500	8,170
The Progressive Corp. (a)	1,600	24,448
Prudential Financial, Inc.	850	24,548
Torchmark Corp.	200	5,866
The Travelers Cos., Inc.	1,957	80,511
Unum Group	900	14,706
XL Capital Ltd. Class A	600	5,706
		375,634
Internet – 2.1%
Akamai Technologies, Inc. (a)	300	6,606
Amazon.com, Inc. (a)	700	56,364
eBay, Inc. (a)	900	14,823
Expedia, Inc. (a)	300	4,083
Google, Inc. Class A (a)	300	118,791
McAfee, Inc. (a)	300	11,262
Symantec Corp. (a)	2,100	36,225
VeriSign, Inc. (a)	50	1,029
Yahoo!, Inc. (a)	2,800	40,012
		289,195
Iron & Steel – 0.4%
AK Steel Holding Corp.	100	1,301
Allegheny Technologies, Inc.	600	19,638
Nucor Corp.	650	26,449
United States Steel Corp.	300	7,965
		55,353
Leisure Time – 0.1%
Carnival Corp.	400	10,752
Harley-Davidson, Inc.	200	4,432
		15,184
Lodging – 0.1%
Marriott International, Inc. Class A	100	2,356

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Starwood Hotels & Resorts Worldwide, Inc.	300	$6,258
Wyndham Worldwide Corp.	200	2,336
Wynn Resorts Ltd. (a)	100	3,923
		14,873
Machinery — Construction & Mining – 0.1%
Caterpillar, Inc.	200	7,116
Machinery — Diversified – 0.3%
Cummins, Inc.	300	10,200
Deere & Co.	200	8,252
Eaton Corp.	50	2,190
Flowserve Corp.	200	13,580
The Manitowoc Co., Inc.	100	595
Rockwell Automation, Inc.	200	6,318
		41,135
Manufacturing – 3.3%
3M Co.	400	23,040
Cooper Industries Ltd. Class A	450	14,756
Danaher Corp.	650	37,986
Dover Corp.	600	18,468
Eastman Kodak Co.	350	1,068
General Electric Co.	18,750	237,187
Honeywell International, Inc.	1,500	46,815
Illinois Tool Works, Inc.	648	21,254
Ingersoll-Rand Co. Ltd. Class A	300	6,531
ITT Corp.	450	18,454
Leggett & Platt, Inc.	850	12,206
Pall Corp.	200	5,282
Parker Hannifin Corp.	300	13,605
Textron, Inc.	250	2,683
		459,335
Media – 2.4%
CBS Corp. Class B	1,200	8,448
Comcast Corp. Class A	6,100	94,306
The DIRECTV Group, Inc. (a)	1,300	32,149
Gannett Co., Inc.	1,200	4,692
The McGraw-Hill Cos., Inc.	400	12,060
Meredith Corp.	700	17,556
New York Times Co. Class A	200	1,076
News Corp. Class A	1,800	14,868
Scripps Networks Interactive Class A	300	8,232
Time Warner Cable, Inc.	543	17,501
Time Warner, Inc.	2,166	47,284
Viacom, Inc. Class B (a)	1,200	23,088
The Walt Disney Co.	2,600	56,940
		338,200
Metal Fabricate & Hardware – 0.1%
Precision Castparts Corp.	100	7,486
Mining – 0.5%
Alcoa, Inc.	400	3,628
Freeport-McMoRan Copper & Gold, Inc.	736	31,390
Newmont Mining Corp.	800	32,192
Titanium Metals Corp.	100	679
Vulcan Materials Co.	200	9,510
		77,399
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	400	9,816
Xerox Corp.	2,300	14,053
		23,869
Oil & Gas – 10.4%
Anadarko Petroleum Corp.	900	38,754
Apache Corp.	600	43,716
Cabot Oil & Gas Corp.	100	3,019
Chesapeake Energy Corp.	450	8,870
Chevron Corp.	4,389	290,113
ConocoPhillips	2,793	114,513
Denbury Resources, Inc. (a)	400	6,512
Devon Energy Corp.	400	20,740
Diamond Offshore Drilling, Inc.	100	7,241
ENSCO International, Inc.	500	14,140
EOG Resources, Inc.	200	12,696
Exxon Mobil Corp.	9,450	630,031
Hess Corp.	250	13,698
Marathon Oil Corp.	1,200	35,640
Murphy Oil Corp.	400	19,084
Nabors Industries Ltd. (a)	600	9,126
Noble Energy, Inc.	200	11,350
Occidental Petroleum Corp.	1,650	92,878
Pioneer Natural Resources Co.	200	4,624
Questar Corp.	200	5,944
Range Resources Corp.	100	3,997
Rowan Cos., Inc.	600	9,366
Southwestern Energy Co. (a)	300	10,758
Sunoco, Inc.	500	13,255
Tesoro Corp.	1,200	18,300
Valero Energy Corp.	800	15,872
XTO Energy, Inc.	100	3,466
		1,457,703
Oil & Gas Services – 1.0%
Baker Hughes, Inc.	300	10,674
BJ Services Co.	1,300	18,057
Cameron International Corp. (a)	400	10,232
Halliburton Co.	900	18,198
National Oilwell Varco, Inc. (a)	950	28,766
Schlumberger Ltd.	1,050	51,440
Smith International, Inc.	200	5,170
		142,537
Packaging & Containers – 0.4%
Ball Corp.	500	18,860
Bemis Co., Inc.	400	9,616
Owens-IIlinois, Inc. (a)	200	4,878
Pactiv Corp. (a)	600	13,116
Sealed Air Corp.	300	5,718
		52,188
Pharmaceuticals – 7.8%
Abbott Laboratories	3,100	129,735
Allergan, Inc.	200	9,332
AmerisourceBergen Corp.	550	18,502
Bristol-Myers Squibb Co.	4,300	82,560
Cardinal Health, Inc.	600	20,274
Cephalon, Inc. (a)	100	6,561
DENTSPLY International, Inc.	200	5,724
Eli Lilly & Co.	2,650	87,238
Express Scripts, Inc. (a)	600	38,382
Forest Laboratories, Inc. (a)	1,300	28,197
Gilead Sciences, Inc. (a)	1,200	54,960
Hospira, Inc. (a)	300	9,861
King Pharmaceuticals, Inc. (a)	1,000	7,880
Medco Health Solutions, Inc. (a)	1,100	47,905

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Merck & Co., Inc.	3,100	$75,144
Mylan, Inc. (a)	1,800	23,850
Patterson Cos., Inc. (a)	100	2,046
Pfizer, Inc.	15,150	202,404
Schering-Plough Corp.	4,500	103,590
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	125	5,486
Watson Pharmaceuticals, Inc. (a)	800	24,752
Wyeth	2,700	114,480
		1,098,863
Pipelines – 0.2%
El Paso Corp.	800	5,520
Spectra Energy Corp.	750	10,875
The Williams Cos., Inc.	600	8,460
		24,855
Real Estate – 0.0%
CB Richard Ellis Group, Inc. Class A (a)	400	3,000
Real Estate Investment Trusts (REITS) – 1.1%
Apartment Investment & Management Co. Class A	114	832
AvalonBay Communities, Inc.	103	5,851
Boston Properties, Inc.	100	4,942
Developers Diversified Realty Corp.	12	50
Equity Residential	550	12,590
HCP, Inc.	400	8,780
Health Care, Inc.	200	6,814
Host Hotels & Resorts, Inc.	1,000	7,690
Kimco Realty Corp.	1,400	16,828
ProLogis	5,000	45,550
Public Storage	200	13,372
Simon Property Group, Inc.	409	21,104
Ventas, Inc.	200	5,728
Vornado Realty Trust	203	9,925
		160,056
Retail – 6.4%
Abercrombie & Fitch Co. Class A	200	5,412
AutoNation, Inc. (a)	1,700	30,107
AutoZone, Inc. (a)	100	16,639
Bed Bath & Beyond, Inc. (a)	100	3,042
Best Buy Co., Inc.	400	15,352
Big Lots, Inc. (a)	650	17,966
Coach, Inc. (a)	200	4,900
Costco Wholesale Corp.	300	14,580
CVS Caremark Corp.	1,400	44,492
Darden Restaurants, Inc.	200	7,394
Family Dollar Stores, Inc.	650	21,573
GameStop Corp. Class A (a)	100	3,016
The Gap, Inc.	1,300	20,202
The Home Depot, Inc.	3,200	84,224
J.C. Penney Co., Inc.	400	12,276
Kohl's Corp. (a)	700	31,745
Limited Brands, Inc.	600	6,852
Lowe's Cos., Inc.	2,300	49,450
Macy's, Inc.	822	11,245
McDonald's Corp.	2,000	106,580
Nordstrom, Inc.	100	2,263
O'Reilly Automotive, Inc. (a)	200	7,770
Office Depot, Inc. (a)	500	1,295
Polo Ralph Lauren Corp.	200	10,768
RadioShack Corp.	250	3,520
Sears Holdings Corp. (a)	100	6,247
Staples, Inc.	200	4,124
Starbucks Corp. (a)	200	2,892
Target Corp.	800	33,008
Tiffany & Co.	200	5,788
The TJX Cos., Inc.	800	22,376
Wal-Mart Stores, Inc.	4,400	221,760
Walgreen Co.	1,200	37,716
Yum! Brands, Inc.	800	26,680
		893,254
Savings & Loans – 0.2%
Hudson City Bancorp, Inc.	1,050	13,188
People's United Financial, Inc.	600	9,372
		22,560
Semiconductors – 2.7%
Advanced Micro Devices, Inc. (a)	1,100	3,971
Altera Corp.	1,100	17,941
Analog Devices, Inc.	450	9,576
Applied Materials, Inc.	700	8,547
Broadcom Corp. Class A (a)	800	18,552
Intel Corp.	8,300	130,974
KLA-Tencor Corp.	300	8,322
Linear Technology Corp.	400	8,712
LSI Corp. (a)	1,000	3,840
MEMC Electronic Materials, Inc. (a)	200	3,240
Microchip Technology, Inc.	200	4,600
Micron Technology, Inc. (a)	400	1,952
National Semiconductor Corp.	3,600	44,532
Novellus Systems, Inc. (a)	500	9,030
Nvidia Corp. (a)	500	5,740
QLogic Corp. (a)	2,000	28,360
Teradyne, Inc. (a)	300	1,782
Texas Instruments, Inc.	3,100	55,986
Xilinx, Inc.	900	18,396
		384,053
Software – 4.0%
Adobe Systems, Inc. (a)	750	20,512
Autodesk, Inc. (a)	100	1,994
BMC Software, Inc. (a)	750	26,002
CA, Inc.	706	12,179
Citrix Systems, Inc. (a)	300	8,559
Compuware Corp. (a)	2,100	15,708
Dun & Bradstreet Corp.	200	16,280
Electronic Arts, Inc. (a)	100	2,035
Fidelity National Information Services, Inc.	1,400	24,990
Fiserv, Inc. (a)	500	18,660
IMS Health, Inc.	400	5,024
Intuit, Inc. (a)	350	8,096
Microsoft Corp.	10,150	205,639
Novell, Inc. (a)	1,900	7,144
Oracle Corp.	8,883	171,797
Salesforce.com, Inc. (a)	300	12,843
		557,462
Telecommunications – 6.7%
American Tower Corp. Class A (a)	400	12,704
AT&T, Inc.	9,149	234,397
CenturyTel, Inc.	1,150	31,222
Ciena Corp. (a)	100	1,195
Cisco Systems, Inc. (a)	10,750	207,690
Corning, Inc.	1,600	23,392
Embarq Corp.	718	26,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Frontier Communications Corp.	2,400	$17,064
Harris Corp.	500	15,290
JDS Uniphase Corp. (a)	400	1,844
Juniper Networks, Inc. (a)	950	20,568
Motorola, Inc.	4,300	23,779
Qualcomm, Inc.	2,000	84,640
Qwest Communications International, Inc.	2,900	11,281
Sprint Nextel Corp. (a)	7,100	30,956
Tellabs, Inc. (a)	4,800	25,152
Verizon Communications, Inc.	5,350	162,319
Windstream Corp.	1,450	12,035
		941,778
Textiles – 0.0%
Cintas Corp.	200	5,132
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	250	6,665
Mattel, Inc.	100	1,496
		8,161
Transportation – 2.0%
Burlington Northern Santa Fe Corp.	200	13,496
C.H. Robinson Worldwide, Inc.	1,000	53,160
CSX Corp.	1,300	38,467
Expeditors International of Washington, Inc.	1,200	41,652
FedEx Corp.	400	22,384
Norfolk Southern Corp.	900	32,112
Ryder System, Inc.	100	2,769
Union Pacific Corp.	400	19,656
United Parcel Service, Inc. Class B	1,000	52,340
		276,036
TOTAL COMMON STOCK (Cost $15,309,856)		13,603,874
TOTAL EQUITIES (Cost $15,309,856)		13,603,874
MUTUAL FUNDS – 2.9%
Diversified Financial – 2.9%
SPDR Trust, Series 1	4,600	402,730
TOTAL MUTUAL FUNDS (Cost $395,440)		402,730
TOTAL LONG-TERM INVESTMENTS (Cost $15,705,296)		14,006,604
	Principal Amount
SHORT-TERM INVESTMENTS – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (b)	$29,284	29,284
TOTAL SHORT-TERM INVESTMENTS (Cost $29,284)		29,284
TOTAL INVESTMENTS – 100.1% (Cost $15,734,580) (c)		14,035,888
Other Assets/ (Liabilities) – (0.1)%		(9,964)
NET ASSETS – 100.0%		$14,025,924

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $29,284. Collateralized by U.S. Government Agency obligations with a rate of 4.727%, maturity date of 9/01/35, and an aggregate market value, including accrued interest, of $31,140.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Advertising – 0.0%
Clear Channel Outdoor Holdings, Inc. Class A (a)	3,700	$14,208
Harte-Hanks, Inc.	1,400	11,564
		25,772
Aerospace & Defense – 3.2%
BE Aerospace, Inc. (a)	2,500	26,975
Boeing Co.	15,800	632,790
Cubic Corp.	200	5,742
Esterline Technologies Corp. (a)	3,600	94,860
General Dynamics Corp.	20,500	1,059,235
Goodrich Corp.	3,700	163,836
L-3 Communications Holdings, Inc.	4,700	357,905
Lockheed Martin Corp.	2,200	172,766
Northrop Grumman Corp.	22,600	1,092,710
Raytheon Co.	16,500	746,295
Spirit Aerosystems Holdings, Inc. Class A (a)	3,300	42,075
Triumph Group, Inc.	2,100	86,793
United Technologies Corp.	14,100	688,644
		5,170,626
Agriculture – 0.9%
Altria Group, Inc.	10,800	176,364
Bunge Ltd.	500	24,005
Philip Morris International, Inc.	33,400	1,209,080
Universal Corp.	200	6,032
		1,415,481
Airlines – 0.0%
SkyWest, Inc.	4,700	56,588
Apparel – 0.3%
Carter's, Inc. (a)	3,200	68,416
Nike, Inc. Class B	2,600	136,422
Quiksilver, Inc. (a)	7,900	13,035
Skechers U.S.A., Inc. Class A (a)	2,300	26,910
Timberland Co. Class A (a)	5,300	86,072
The Warnaco Group, Inc. (a)	7,300	210,532
Wolverine World Wide, Inc.	1,100	22,913
		564,300
Auto Manufacturers – 0.3%
Navistar International Corp. (a)	2,600	98,280
Oshkosh Corp.	9,100	87,360
Paccar, Inc.	6,800	240,992
		426,632
Automotive & Parts – 0.5%
Autoliv, Inc.	5,700	140,619
BorgWarner, Inc.	5,000	144,750
Exide Technologies (a)	700	3,801
The Goodyear Tire & Rubber Co. (a)	4,600	50,554
Johnson Controls, Inc.	15,600	296,556
Titan International, Inc.	5,000	30,250
TRW Automotive Holdings Corp. (a)	10,700	92,234
WABCO Holdings, Inc.	7,100	113,529
		872,293
Banks – 1.2%
Bank of America Corp.	75,583	674,956
The Bank of New York Mellon Corp.	3,000	76,440
Capital One Financial Corp.	1,300	21,762
Pacific Capital Bancorp	2,600	18,044
PacWest Bancorp	1,100	16,027
Popular, Inc.	17,000	48,620
Regions Financial Corp.	12,600	56,574
U.S. Bancorp	23,500	428,170
Wells Fargo & Co.	33,000	660,330
		2,000,923
Beverages – 1.3%
The Coca-Cola Co.	31,200	1,343,160
PepsiCo, Inc.	16,500	821,040
		2,164,200
Biotechnology – 0.7%
Amgen, Inc. (a)	17,500	848,225
Biogen Idec, Inc. (a)	6,000	290,040
Facet Biotech Corp. (a)	1,220	11,407
Martek Biosciences Corp.	1,900	34,618
		1,184,290
Building Materials – 0.2%
Armstrong World Industries, Inc. (a)	2,700	49,086
Lennox International, Inc.	3,600	114,804
Louisiana-Pacific Corp.	3,500	14,245
Owens Corning, Inc. (a)	5,000	89,500
		267,635
Chemicals – 1.7%
Air Products & Chemicals, Inc.	2,400	158,160
Ashland, Inc.	7,809	171,486
Cabot Corp.	900	13,140
CF Industries Holdings, Inc.	2,000	144,100
Cytec Industries, Inc.	2,800	55,608
The Dow Chemical Co.	7,600	121,600
Du Pont (E.I.) de Nemours & Co.	3,300	92,070
Eastman Chemical Co.	2,600	103,168
Ferro Corp.	3,400	9,418
H.B. Fuller Co.	2,000	35,320
Minerals Technologies, Inc.	500	18,595
Monsanto Co.	7,300	619,697
The Mosaic Co.	16,000	647,200
NewMarket Corp.	1,000	63,000
Nova Chemicals Corp.	6,300	36,351
Olin Corp.	200	2,520
OM Group, Inc. (a)	100	2,786
Rockwood Holdings, Inc. (a)	2,700	33,210
RPM International, Inc.	6,400	88,448
Terra Industries, Inc.	6,300	166,950
Valhi, Inc.	300	3,192
The Valspar Corp.	4,500	108,000
Westlake Chemical Corp.	2,000	37,400
		2,731,419
Commercial Services – 2.0%
Aaron Rents, Inc.	1,700	57,052
Accenture Ltd. Class A	4,300	126,549
Avis Budget Group, Inc. (a)	2,100	4,389
Brink's Home Security Holdings, Inc. (a)	800	21,264
Career Education Corp. (a)	4,900	107,996
Chemed Corp.	1,000	42,330

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Convergys Corp. (a)	17,300	$174,903
Corinthian Colleges, Inc. (a)	2,500	38,500
CoStar Group, Inc. (a)	1,200	44,460
Deluxe Corp.	5,300	76,850
Donnelley (R.R.) & Sons Co.	9,200	107,180
Equifax, Inc.	4,300	125,388
First Advantage Corp. Class A (a)	500	7,170
Gartner, Inc. (a)	3,300	44,583
Healthspring, Inc. (a)	1,300	11,999
Heartland Payment Systems, Inc.	800	6,432
Hertz Global Holdings, Inc. (a)	16,000	108,800
Hewitt Associates, Inc. Class A (a)	3,300	103,488
Korn/Ferry International (a)	3,200	33,888
Manpower, Inc.	3,900	168,051
McKesson Corp.	13,200	488,400
Monster Worldwide, Inc. (a)	3,800	52,440
MPS Group, Inc. (a)	14,200	114,168
Net 1 UEPS Technologies, Inc. (a)	4,100	67,650
PHH Corp. (a)	2,900	48,662
Rent-A-Center, Inc. (a)	3,800	73,150
Resources Connection, Inc. (a)	4,100	80,155
Robert Half International, Inc.	6,900	165,738
Service Corp. International	6,000	27,180
TeleTech Holdings, Inc. (a)	5,300	70,331
Ticketmaster (a)	1,680	8,837
Total System Services, Inc.	6,900	86,043
Tree.com, Inc. (a)	363	2,330
TrueBlue, Inc. (a)	2,500	24,275
United Rentals, Inc. (a)	7,670	46,480
Viad Corp.	600	11,448
VistaPrint Ltd. (a)	1,400	48,090
Watson Wyatt Worldwide, Inc. Class A	1,060	56,233
Western Union Co.	19,100	319,925
		3,202,807
Computers – 6.1%
Affiliated Computer Services, Inc. Class A (a)	600	29,028
Apple, Inc. (a)	10,600	1,333,798
Brocade Communications Systems, Inc. (a)	21,000	121,380
Cadence Design Systems, Inc. (a)	5,600	31,248
Computer Sciences Corp. (a)	3,900	144,144
Dell, Inc. (a)	9,600	111,552
DST Systems, Inc. (a)	1,000	36,170
Electronics for Imaging, Inc. (a)	100	982
EMC Corp. (a)	48,900	612,717
Hewlett-Packard Co.	78,200	2,813,636
International Business Machines Corp.	30,700	3,168,547
Jack Henry & Associates, Inc.	1,600	28,832
Lexmark International, Inc. Class A (a)	2,300	45,126
Mentor Graphics Corp. (a)	4,200	28,224
MICROS Systems, Inc. (a)	4,800	100,704
Perot Systems Corp. Class A (a)	7,800	109,668
SanDisk Corp. (a)	10,300	161,916
Seagate Technology	19,100	155,856
Sun Microsystems, Inc. (a)	27,100	248,236
SYKES Enterprises, Inc. (a)	400	7,864
Synaptics, Inc. (a)	4,750	154,280
Synopsys, Inc. (a)	6,100	132,858
Syntel, Inc.	400	11,088
Teradata Corp. (a)	6,100	101,992
Unisys Corp. (a)	12,900	15,738
Western Digital Corp. (a)	8,400	197,568
		9,903,152
Cosmetics & Personal Care – 1.3%
Colgate-Palmolive Co.	600	35,400
The Procter & Gamble Co.	43,092	2,130,468
		2,165,868
Distribution & Wholesale – 0.3%
Fossil, Inc. (a)	4,500	90,720
Ingram Micro, Inc. Class A (a)	10,500	152,460
ScanSource, Inc. (a)	300	7,413
Tech Data Corp. (a)	2,200	63,338
Watsco, Inc.	1,500	64,425
WESCO International, Inc. (a)	6,500	169,000
		547,356
Diversified Financial – 3.3%
Affiliated Managers Group, Inc. (a)	600	34,110
American Express Co.	4,900	123,578
AmeriCredit Corp. (a)	8,200	83,394
Ameriprise Financial, Inc.	5,400	142,290
BlackRock, Inc.	3,000	439,560
CIT Group, Inc.	18,700	41,514
Discover Financial Services	17,200	139,836
Eaton Vance Corp.	800	21,896
Franklin Resources, Inc.	11,000	665,280
GAMCO Investors, Inc. Class A	300	15,045
The Goldman Sachs Group, Inc.	6,700	860,950
Greenhill & Co., Inc.	600	46,518
Interactive Brokers Group, Inc. (a)	4,500	66,375
Investment Technology Group, Inc. (a)	1,300	29,614
Janus Capital Group, Inc.	9,100	91,273
JP Morgan Chase & Co.	44,100	1,455,300
Knight Capital Group, Inc. Class A (a)	3,200	49,568
Morgan Stanley	16,900	399,516
Nelnet, Inc. Class A (a)	400	2,412
NYSE Euronext	3,400	78,778
Student Loan Corp.	300	14,448
T. Rowe Price Group, Inc.	7,300	281,196
TD Ameritrade Holding Corp. (a)	21,100	335,701
Teton Advisors, Inc. (b)	6	13
Virtus Investment Partners, Inc. (a)	185	2,100
Waddell & Reed Financial, Inc. Class A	500	11,205
		5,431,470

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electric – 0.7%
American Electric Power Co., Inc.	10,600	$279,628
Avista Corp.	1,900	28,595
Duke Energy Corp.	36,100	498,541
Exelon Corp.	700	32,291
Integrys Energy Group, Inc.	900	23,769
PG&E Corp.	4,200	155,904
Progress Energy, Inc. (b)	19,900	6,567
Reliant Energy, Inc. (a)	11,900	59,024
		1,084,319
Electrical Components & Equipment – 0.7%
Belden, Inc.	6,200	99,944
Emerson Electric Co.	20,900	711,436
Graftech International Ltd. (a)	17,400	152,946
Hubbell, Inc. Class B	2,600	86,320
Littelfuse, Inc. (a)	100	1,639
Molex, Inc.	8,400	140,028
		1,192,313
Electronics – 1.2%
Agilent Technologies, Inc. (a)	9,400	171,644
Amphenol Corp. Class A	2,800	94,752
Arrow Electronics, Inc. (a)	7,000	159,180
Avnet, Inc. (a)	5,500	120,395
AVX Corp.	3,200	32,032
Benchmark Electronics, Inc. (a)	9,500	115,235
Brady Corp. Class A	1,400	29,498
Coherent, Inc. (a)	1,800	34,200
Cymer, Inc. (a)	400	11,364
Dolby Laboratories, Inc. Class A (a)	2,700	108,351
Gentex Corp.	6,200	82,894
Itron, Inc. (a)	1,100	50,600
Jabil Circuit, Inc.	14,400	116,640
L-1 Identity Solutions, Inc. (a)	1,200	8,784
National Instruments Corp.	3,300	72,732
Plexus Corp. (a)	900	19,935
Rofin-Sinar Technologies, Inc. (a)	1,400	29,834
Technitrol, Inc.	700	2,849
Thomas & Betts Corp. (a)	4,100	127,592
Trimble Navigation Ltd. (a)	6,200	132,928
Tyco Electronics Ltd.	9,000	156,960
Varian, Inc. (a)	700	23,114
Vishay Intertechnology, Inc. (a)	20,200	118,574
Watts Water Technologies, Inc. Class A	3,300	73,458
Woodward Governor Co.	2,400	47,904
		1,941,449
Engineering & Construction – 0.5%
Chicago Bridge & Iron Co. NV	6,300	67,410
Emcor Group, Inc. (a)	8,000	166,320
Fluor Corp.	5,800	219,646
Granite Construction, Inc.	3,100	122,295
Perini Corp. (a)	5,900	102,070
The Shaw Group, Inc. (a)	2,100	70,413
		748,154
Entertainment – 0.1%
Bally Technologies, Inc. (a)	900	23,562
DreamWorks Animation SKG, Inc. Class A (a)	2,400	57,624
International Game Technology	1,300	16,055
International Speedway Corp. Class A	400	9,472
Speedway Motorsports, Inc.	1,500	22,500
Vail Resorts, Inc. (a)	2,400	70,080
Warner Music Group Corp. (a)	1,600	8,608
		207,901
Environmental Controls – 0.2%
Darling International, Inc. (a)	1,400	8,008
Nalco Holding Co.	2,100	34,272
Waste Management, Inc.	9,600	256,032
		298,312
Foods – 1.2%
Del Monte Foods Co.	2,800	21,140
Kraft Foods, Inc. Class A	7,200	168,480
The Kroger Co.	19,800	428,076
Safeway, Inc.	40,100	791,975
SUPERVALU, Inc.	3,200	52,320
Sysco Corp.	18,100	422,273
Weis Markets, Inc.	300	11,097
Winn-Dixie Stores, Inc. (a)	500	5,730
		1,901,091
Forest Products & Paper – 0.2%
Domtar Corp. (a)	42,200	76,804
International Paper Co.	1,700	21,522
MeadWestvaco Corp.	3,500	54,810
Rock-Tenn Co. Class A	1,500	56,640
Temple-Inland, Inc.	16,100	192,234
		402,010
Gas – 0.1%
Sempra Energy	1,700	78,234
Hand & Machine Tools – 0.4%
Baldor Electric Co.	6,900	160,080
Kennametal, Inc.	7,500	153,375
Lincoln Electric Holdings, Inc.	2,600	115,778
Snap-on, Inc.	2,900	98,368
The Stanley Works	2,900	110,287
		637,888
Health Care — Products – 3.0%
Baxter International, Inc.	3,300	160,050
Becton, Dickinson & Co.	6,400	387,072
C.R. Bard, Inc.	2,500	179,075
Hillenbrand Industries, Inc.	2,700	35,046
Inverness Medical Innovations, Inc. (a)	1,300	41,977
Johnson & Johnson	47,500	2,487,100
Kinetic Concepts, Inc. (a)	100	2,476
Medtronic, Inc.	7,800	249,600
Steris Corp.	1,200	28,920
Stryker Corp.	16,500	638,715
Zimmer Holdings, Inc. (a)	13,700	602,663
		4,812,694
Health Care — Services – 2.9%
Aetna, Inc.	48,100	1,058,681
AMERIGROUP Corp. (a)	5,100	152,337
Brookdale Senior Living, Inc.	3,700	38,147
Centene Corp. (a)	3,400	62,458
CIGNA Corp.	9,300	183,303

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coventry Health Care, Inc. (a)	5,300	$84,323
Health Net, Inc. (a)	8,800	127,072
Kindred Healthcare, Inc. (a)	3,700	48,174
Lincare Holdings, Inc. (a)	3,300	79,629
Mednax, Inc. (a)	1,700	61,030
Quest Diagnostics, Inc.	3,100	159,123
Thermo Fisher Scientific, Inc. (a)	16,900	592,852
UnitedHealth Group, Inc.	22,200	522,144
Universal Health Services, Inc. Class B	2,400	120,960
WellCare Health Plans, Inc. (a)	2,600	39,026
WellPoint, Inc. (a)	30,300	1,295,628
		4,624,887
Home Builders – 0.2%
Centex Corp.	5,300	57,982
KB Home	2,200	39,754
Lennar Corp. Class A	9,200	89,608
Meritage Home Corp. (a)	1,300	27,053
The Ryland Group, Inc.	3,300	68,343
Thor Industries, Inc.	4,400	101,156
		383,896
Home Furnishing – 0.1%
Harman International Industries, Inc.	6,100	110,959
Tempur-Pedic International, Inc.	3,500	45,010
Whirlpool Corp.	400	18,064
		174,033
Household Products – 0.1%
American Greetings Corp. Class A	4,300	33,755
Jarden Corp. (a)	1,000	20,100
Kimberly-Clark Corp.	1,200	58,968
		112,823
Housewares – 0.1%
The Toro Co.	4,200	127,596
Insurance – 3.7%
Allied World Assurance Holdings Ltd.	2,900	107,706
Allstate Corp.	19,000	443,270
American Financial Group, Inc.	6,300	110,754
American National Insurance	100	6,787
Aspen Insurance Holdings Ltd.	5,200	122,616
Assurant, Inc.	1,400	34,216
Assured Guaranty Ltd.	2,600	25,116
Axis Capital Holdings Ltd.	2,300	56,672
Berkshire Hathaway, Inc. Class B (a)	170	521,050
Brown & Brown, Inc.	7,000	136,220
Chubb Corp.	13,600	529,720
Cincinnati Financial Corp.	2,800	67,060
CNA Financial Corp.	6,400	76,608
CNA Surety Corp. (a)	500	9,625
Conseco, Inc. (a)	4,000	6,400
Delphi Financial Group, Inc. Class A	3,800	65,626
Employers Holdings, Inc.	1,200	10,008
Endurance Specialty Holdings Ltd.	1,100	28,776
FBL Financial Group, Inc. Class A	100	575
First American Corp.	700	19,656
Genworth Financial, Inc. Class A	12,000	28,320
The Hanover Insurance Group, Inc.	2,100	62,958
Harleysville Group, Inc.	500	14,460
The Hartford Financial Services Group, Inc.	6,400	73,408
HCC Insurance Holdings, Inc.	2,400	57,408
Infinity Property & Casualty Corp.	100	3,524
IPC Holdings Ltd.	4,100	106,764
Lincoln National Corp.	6,000	67,440
Loews Corp.	29,137	725,220
Max Capital Group Ltd.	4,300	71,165
Metlife, Inc.	16,500	490,875
Navigators Group, Inc. (a)	400	18,152
Odyssey Re Holdings Corp.	2,800	107,212
Old Republic International Corp.	4,500	42,165
OneBeacon Insurance Group Ltd.	1,300	15,106
The Phoenix Companies, Inc.	1,500	2,340
Platinum Underwriters Holdings Ltd.	2,200	63,294
ProAssurance Corp. (a)	1,400	61,516
Protective Life Corp.	8,400	71,988
Prudential Financial, Inc.	13,700	395,656
Reinsurance Group of America, Inc. Class A	400	12,716
RLI Corp.	1,000	48,030
Selective Insurance Group	1,800	26,568
StanCorp Financial Group, Inc.	2,900	79,547
State Auto Financial Corp.	300	4,869
Torchmark Corp.	500	14,665
Transatlantic Holdings, Inc.	800	30,344
The Travelers Cos., Inc.	15,800	650,012
United Fire & Casualty Co.	200	3,734
Unitrin, Inc.	3,600	61,200
Universal American Corp. (a)	1,800	18,594
Validus Holdings Ltd.	200	4,480
W.R. Berkley Corp.	6,100	145,851
XL Capital Ltd. Class A	9,000	85,590
		6,043,632
Internet – 2.3%
Akamai Technologies, Inc. (a)	8,500	187,170
Avocent Corp. (a)	5,700	82,308
Digital River, Inc. (a)	1,200	46,104
EarthLink, Inc. (a)	500	3,790
eBay, Inc. (a)	28,600	471,042
Expedia, Inc. (a)	12,300	167,403
F5 Networks, Inc. (a)	3,200	87,264
Google, Inc. Class A (a)	1,700	673,149
IAC/InterActiveCorp (a)	200	3,204
j2 Global Communications, Inc. (a)	6,200	148,738
Liberty Media Holding Corp. Interactive Class A (a)	23,100	122,430
Netflix, Inc. (a)	3,400	154,054
Priceline.com, Inc. (a)	2,000	194,180
Sapient Corp. (a)	9,800	50,274
Sohu.com, Inc. (a)	1,900	99,085
Symantec Corp. (a)	54,800	945,300

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TIBCO Software, Inc. (a)	25,200	$159,264
Valueclick, Inc. (a)	11,900	126,140
VeriSign, Inc. (a)	500	10,290
		3,731,189
Iron & Steel – 1.0%
AK Steel Holding Corp.	10,900	141,809
Allegheny Technologies, Inc.	4,200	137,466
Carpenter Technology Corp.	6,500	134,355
Cliffs Natural Resources, Inc.	600	13,836
Nucor Corp.	18,500	752,765
Olympic Steel, Inc.	300	5,502
Reliance Steel & Aluminum Co.	4,900	172,627
Schnitzer Steel Industries, Inc. Class A	3,800	188,328
United States Steel Corp.	4,500	119,475
		1,666,163
Leisure Time – 0.4%
Brunswick Corp.	9,300	55,614
Callaway Golf Co.	4,000	30,200
Carnival Corp.	13,300	357,504
Interval Leisure Group, Inc. (a)	1,080	8,651
Life Time Fitness, Inc. (a)	800	15,008
Polaris Industries, Inc.	1,600	53,520
Royal Caribbean Cruises Ltd.	4,500	66,285
WMS Industries, Inc. (a)	4,200	134,862
		721,644
Lodging – 0.2%
Ameristar Casinos, Inc.	1,100	22,572
Boyd Gaming Corp.	10,100	92,819
Wyndham Worldwide Corp.	11,200	130,816
		246,207
Machinery — Construction & Mining – 0.7%
Caterpillar, Inc.	25,600	910,848
Joy Global, Inc.	3,900	99,450
Terex Corp. (a)	3,000	41,400
		1,051,698
Machinery — Diversified – 0.8%
AGCO Corp. (a)	2,300	55,890
Applied Industrial Technologies, Inc.	800	18,000
Briggs & Stratton Corp.	3,200	47,616
Chart Industries, Inc. (a)	1,200	16,596
Cummins, Inc.	8,600	292,400
Deere & Co.	5,100	210,426
Flowserve Corp.	500	33,950
Gardner Denver, Inc. (a)	5,400	143,748
IDEX Corp.	4,700	118,675
Intermec, Inc. (a)	500	6,040
The Manitowoc Co., Inc.	7,300	43,435
Nordson Corp.	2,700	97,956
Robbins & Myers, Inc.	4,000	75,800
Rockwell Automation, Inc.	4,100	129,519
Sauer-Danfoss, Inc.	200	830
Zebra Technologies Corp. Class A (a)	1,000	21,250
		1,312,131
Manufacturing – 3.7%
3M Co.	9,100	524,160
A.O. Smith Corp.	1,900	59,071
Actuant Corp. Class A	100	1,226
Acuity Brands, Inc.	4,400	126,456
Ameron International Corp.	100	5,917
Barnes Group, Inc.	1,800	25,488
Ceradyne, Inc. (a)	4,300	74,132
Cooper Industries Ltd. Class A	2,600	85,254
Crane Co.	3,900	90,051
Danaher Corp.	4,900	286,356
Dover Corp.	5,900	181,602
Eastman Kodak Co.	2,500	7,625
EnPro Industries, Inc. (a)	2,700	43,092
General Electric Co.	175,200	2,216,280
Harsco Corp.	4,500	123,975
Honeywell International, Inc.	25,000	780,250
Illinois Tool Works, Inc.	19,900	652,720
Ingersoll-Rand Co. Ltd. Class A	9,800	213,346
Parker Hannifin Corp.	5,900	267,565
Trinity Industries, Inc.	6,800	99,348
Tyco International Ltd.	2,750	65,340
		5,929,254
Media – 3.6%
Cablevision Systems Corp. Class A	6,700	114,972
CBS Corp. Class B	32,500	228,800
Central European Media Enterprises Ltd. (a)	400	6,564
Comcast Corp. Class A	27,200	420,512
Cox Radio, Inc. Class A (a)	1,000	4,800
The DIRECTV Group, Inc. (a)	18,800	464,924
DISH Network Corp. Class A (a)	11,800	156,350
FactSet Research Systems, Inc.	2,100	112,539
Gannett Co., Inc.	9,700	37,927
Liberty Media Corp. Capital Class A (a)	2,000	23,400
Liberty Media Corp. Entertainment Class A (a)	10,000	243,500
The McGraw-Hill Cos., Inc.	8,900	268,335
Meredith Corp.	5,800	145,464
News Corp. Class A	81,700	674,842
Scholastic Corp.	2,900	57,217
Time Warner Cable, Inc.	19,400	625,262
Time Warner, Inc.	51,466	1,123,503
Viacom, Inc. Class B (a)	10,650	204,906
The Walt Disney Co.	41,300	904,470
		5,818,287
Metal Fabricate & Hardware – 0.5%
Circor International, Inc.	1,800	46,314
Commercial Metals Co.	8,900	132,432
Mueller Industries, Inc.	4,000	87,880
Mueller Water Products, Inc. Class A	6,700	28,073
Precision Castparts Corp.	3,100	232,066
Timken Co.	7,800	125,424
Worthington Industries, Inc.	5,400	80,460
		732,649
Mining – 1.3%
Alcoa, Inc.	21,400	194,098
Freeport-McMoRan Copper & Gold, Inc.	22,300	951,095
Kaiser Aluminum Corp.	1,100	32,494
RTI International Metals, Inc. (a)	200	2,602

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Southern Copper Corp.	47,700	$885,789
		2,066,078
Office Equipment/Supplies – 0.2%
Pitney Bowes, Inc.	5,700	139,878
Xerox Corp.	42,300	258,453
		398,331
Office Furnishings – 0.2%
Herman Miller, Inc.	4,900	72,863
HNI Corp.	5,400	83,700
Interface, Inc. Class A	4,700	27,213
Steelcase, Inc. Class A	13,600	61,608
		245,384
Oil & Gas – 14.4%
Anadarko Petroleum Corp.	26,400	1,136,784
Apache Corp.	14,400	1,049,184
Berry Petroleum Co. Class A	1,600	26,368
Bill Barrett Corp. (a)	1,000	25,980
Chesapeake Energy Corp.	13,800	271,998
Chevron Corp.	53,410	3,530,401
Cimarex Energy Co.	2,800	75,320
ConocoPhillips	55,639	2,281,199
CVR Energy, Inc. (a)	1,600	11,776
Denbury Resources, Inc. (a)	7,600	123,728
Devon Energy Corp.	10,000	518,500
Diamond Offshore Drilling, Inc.	4,000	289,640
Encore Acquisition Co. (a)	1,800	52,542
ENSCO International, Inc.	4,000	113,120
Exxon Mobil Corp.	95,900	6,393,653
Frontier Oil Corp.	8,000	101,680
Helmerich & Payne, Inc.	3,100	95,542
Hess Corp.	15,000	821,850
Holly Corp.	400	8,384
Marathon Oil Corp.	35,200	1,045,440
Mariner Energy, Inc. (a)	3,700	42,106
Murphy Oil Corp.	15,400	734,734
Nabors Industries Ltd. (a)	7,500	114,075
Noble Corp.	5,800	158,514
Noble Energy, Inc.	11,000	624,250
Occidental Petroleum Corp.	33,800	1,902,602
Parker Drilling Co. (a)	6,400	17,664
Plains Exploration & Production Co. (a)	4,700	88,689
Precision Drilling Trust	646	3,043
Pride International, Inc. (a)	4,900	111,230
Rosetta Resources, Inc. (a)	2,500	17,625
Stone Energy Corp. (a)	4,949	21,330
Swift Energy Co. (a)	600	6,492
Tesoro Corp.	6,900	105,225
Unit Corp. (a)	4,100	111,889
Valero Energy Corp.	40,300	799,552
W&T Offshore, Inc.	3,000	27,840
XTO Energy, Inc.	13,000	450,580
		23,310,529
Oil & Gas Services – 2.7%
Baker Hughes, Inc.	21,300	757,854
Basic Energy Services, Inc. (a)	1,100	11,220
Complete Production Services, Inc. (a)	8,500	56,780
Dresser-Rand Group, Inc. (a)	5,200	128,076
Dril-Quip, Inc. (a)	1,500	51,570
Exterran Holdings, Inc. (a)	2,600	53,690
Halliburton Co.	30,000	606,600
Helix Energy Solutions Group, Inc. (a)	5,600	50,904
Key Energy Services, Inc. (a)	13,700	60,143
National Oilwell Varco, Inc. (a)	16,400	496,592
Oceaneering International, Inc. (a)	2,800	127,596
Oil States International, Inc. (a)	6,100	115,290
Schlumberger Ltd.	15,900	778,941
SEACOR Holdings, Inc. (a)	1,500	98,580
Superior Energy Services, Inc. (a)	5,900	113,339
TETRA Technologies, Inc. (a)	1,300	7,436
Tidewater, Inc.	2,400	103,800
Transocean Ltd. (a)	8,300	560,084
Weatherford International Ltd. (a)	11,100	184,593
		4,363,088
Packaging & Containers – 0.3%
Owens-IIlinois, Inc. (a)	6,200	151,218
Packaging Corp. of America	2,900	46,023
Sealed Air Corp.	6,000	114,360
Sonoco Products Co.	4,300	104,963
		416,564
Pharmaceuticals – 4.8%
Abbott Laboratories	16,800	703,080
Allergan, Inc.	12,100	564,586
Bristol-Myers Squibb Co.	28,000	537,600
Cardinal Health, Inc.	1,500	50,685
Eli Lilly & Co.	21,400	704,488
Endo Pharmaceuticals Holdings, Inc. (a)	4,800	79,392
Forest Laboratories, Inc. (a)	8,600	186,534
Gilead Sciences, Inc. (a)	8,000	366,400
Herbalife Ltd.	4,600	91,172
K-V Pharmaceutical Co. Class A (a)	300	420
King Pharmaceuticals, Inc. (a)	15,500	122,140
Medicis Pharmaceutical Corp. Class A	4,800	77,136
Merck & Co., Inc.	35,900	870,216
Omnicare, Inc.	2,900	74,559
Pfizer, Inc.	183,800	2,455,568
Schering-Plough Corp.	11,300	260,126
Sepracor, Inc. (a)	2,500	35,525
Sirona Dental Systems, Inc. (a)	1,700	27,812
VCA Antech, Inc. (a)	100	2,502
Warner Chilcott Ltd. Class A (a)	300	2,937
Watson Pharmaceuticals, Inc. (a)	3,400	105,196
Wyeth	12,200	517,280
		7,835,354
Real Estate – 0.0%
Forest City Enterprises, Inc. Class A	3,600	30,348
Jones Lang Lasalle, Inc.	900	29,043
		59,391
Retail – 4.9%
Abercrombie & Fitch Co. Class A	5,400	146,124
Aeropostale, Inc. (a)	4,600	156,262

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
American Eagle Outfitters, Inc.	10,400	$154,128
AnnTaylor Stores Corp. (a)	11,900	87,941
AutoNation, Inc. (a)	6,000	106,260
Barnes & Noble, Inc.	3,500	91,420
bebe Stores, Inc.	1,200	11,040
Best Buy Co., Inc.	7,900	303,202
Big Lots, Inc. (a)	1,800	49,752
Bob Evans Farms, Inc.	2,700	65,475
Brinker International, Inc.	7,200	127,584
The Buckle, Inc.	3,400	127,058
Casey's General Stores, Inc.	2,600	69,186
Cash America International, Inc.	3,300	73,788
CEC Entertainment, Inc. (a)	3,100	94,426
Children's Place (a)	5,000	142,200
Chipotle Mexican Grill, Inc. Class B (a)	81	5,306
Coach, Inc. (a)	9,100	222,950
Copart, Inc. (a)	2,100	65,919
CVS Caremark Corp.	13,100	416,318
Dillard's, Inc. Class A	11,000	84,810
Dress Barn, Inc. (a)	7,300	110,522
Foot Locker, Inc.	8,400	99,876
The Gap, Inc.	42,000	652,680
Guess?, Inc.	3,500	91,140
The Gymboree Corp. (a)	1,600	55,040
The Home Depot, Inc.	8,600	226,352
HSN, Inc. (a)	2,180	15,064
Jack in the Box, Inc. (a)	600	14,754
Jones Apparel Group, Inc.	9,000	83,160
Kohl's Corp. (a)	7,400	335,590
Limited Brands, Inc.	13,200	150,744
Liz Claiborne, Inc.	18,300	86,742
Lowe's Cos., Inc.	9,900	212,850
McDonald's Corp.	11,300	602,177
Men's Wearhouse, Inc.	5,800	108,112
MSC Industrial Direct Co., Inc. Class A	1,600	65,360
Nordstrom, Inc.	6,500	147,095
Nu Skin Enterprises, Inc. Class A	1,900	24,358
Office Depot, Inc. (a)	21,700	56,203
Papa John's International, Inc. (a)	700	18,578
Penske Auto Group, Inc.	4,100	54,325
Phillips-Van Heusen Corp.	4,600	133,538
Polo Ralph Lauren Corp.	2,100	113,064
Regis Corp.	1,700	32,538
Ross Stores, Inc.	1,500	56,910
Sally Beauty Co., Inc. (a)	6,400	47,360
Signet Jewelers Ltd.	100	1,587
Sonic Corp. (a)	1,000	10,920
Talbots, Inc.	4,300	10,148
Tractor Supply Co. (a)	2,400	96,912
Urban Outfitters, Inc. (a)	2,000	38,980
Wal-Mart Stores, Inc.	28,300	1,426,320
Williams-Sonoma, Inc.	12,100	169,400
		7,949,548
Savings & Loans – 0.0%
Hudson City Bancorp, Inc.	1,300	16,328
Provident Financial Services, Inc.	2,400	25,608
		41,936
Semiconductors – 5.0%
Amkor Technology, Inc. (a)	18,400	79,304
Analog Devices, Inc.	8,000	170,240
Applied Materials, Inc.	83,700	1,021,977
Atmel Corp. (a)	15,600	59,904
Broadcom Corp. Class A (a)	18,100	419,739
Cabot Microelectronics Corp. (a)	700	20,167
Emulex Corp. (a)	10,700	112,029
Entegris, Inc. (a)	4,000	5,920
Fairchild Semiconductor International, Inc. (a)	18,900	116,424
Integrated Device Technology, Inc. (a)	21,600	117,288
Intel Corp.	172,900	2,728,362
International Rectifier Corp. (a)	3,400	57,392
KLA-Tencor Corp.	1,000	27,740
LSI Corp. (a)	34,700	133,248
Marvell Technology Group Ltd. (a)	18,500	203,130
MEMC Electronic Materials, Inc. (a)	9,300	150,660
Microsemi Corp. (a)	2,100	28,182
MKS Instruments, Inc. (a)	6,900	107,985
National Semiconductor Corp.	8,100	100,197
Novellus Systems, Inc. (a)	5,500	99,330
Nvidia Corp. (a)	15,800	181,384
ON Semiconductor Corp. (a)	8,300	44,986
QLogic Corp. (a)	11,100	157,398
Semtech Corp. (a)	7,400	106,708
Silicon Laboratories, Inc. (a)	2,400	79,824
Skyworks Solutions, Inc. (a)	9,300	82,212
Teradyne, Inc. (a)	27,100	160,974
Tessera Technologies, Inc. (a)	2,100	29,484
Texas Instruments, Inc.	68,800	1,242,528
Varian Semiconductor Equipment Associates, Inc. (a)	3,800	97,242
Verigy Ltd. (a)	2,200	24,200
Xilinx, Inc.	8,000	163,520
		8,129,678
Software – 4.8%
Acxiom Corp.	10,000	96,500
Adobe Systems, Inc. (a)	8,700	237,945
Advent Software, Inc. (a)	300	9,972
American Reprographics Co. (a)	100	645
ANSYS, Inc. (a)	2,900	80,098
Autodesk, Inc. (a)	7,800	155,532
Avid Technology, Inc. (a)	1,600	17,712
Broadridge Financial Solutions LLC	6,700	129,645
CA, Inc.	19,100	329,475
Compuware Corp. (a)	20,600	154,088
CSG Systems International, Inc. (a)	700	10,150
Fair Isaac Corp.	7,400	124,468
Fidelity National Information Services, Inc.	2,100	37,485
IMS Health, Inc.	1,300	16,328
Lawson Software, Inc. (a)	4,100	22,099
Microsoft Corp.	192,700	3,904,102

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nuance Communications, Inc. (a)	6,300	$84,105
Open Text Corp. (a)	2,300	75,509
Oracle Corp.	93,575	1,809,740
Parametric Technology Corp. (a)	10,000	111,500
Progress Software Corp. (a)	1,500	31,785
Quest Software, Inc. (a)	2,550	37,052
SEI Investments Co.	3,300	46,299
Solera Holdings, Inc. (a)	1,400	31,948
Sybase, Inc. (a)	3,400	115,464
SYNNEX Corp. (a)	1,800	38,754
Take Two Interactive Software, Inc.	6,300	57,204
THQ, Inc. (a)	1,900	6,498
Wind River Systems, Inc. (a)	4,600	33,718
		7,805,820
Telecommunications – 7.6%
3Com Corp. (a)	26,100	105,705
ADTRAN, Inc.	5,200	109,980
Amdocs Ltd. (a)	8,100	169,533
Anixter International, Inc. (a)	3,000	119,340
AT&T, Inc.	102,452	2,624,820
Centennial Communications Corp. (a)	4,100	33,907
Ciena Corp. (a)	10,700	127,865
Cincinnati Bell, Inc. (a)	1,400	3,906
Cisco Systems, Inc. (a)	168,000	3,245,760
CommScope, Inc. (a)	7,300	183,230
Corning, Inc.	36,500	533,630
EchoStar Corp. (a)	3,640	57,585
Embarq Corp.	4,900	179,144
Global Crossing Ltd. (a)	100	726
Harris Corp.	3,400	103,972
InterDigital, Inc. (a)	3,200	84,224
JDS Uniphase Corp. (a)	32,800	151,208
NeuStar, Inc. Class A (a)	4,400	83,644
NII Holdings, Inc. (a)	5,100	82,416
NTELOS Holdings Corp.	1,000	15,980
Plantronics, Inc.	7,700	98,098
Polycom, Inc. (a)	1,900	35,416
Premiere Global Services, Inc. (a)	3,600	37,944
Qualcomm, Inc.	24,200	1,024,144
Qwest Communications International, Inc.	42,800	166,492
RF Micro Devices, Inc. (a)	9,900	20,889
Sprint Nextel Corp. (a)	119,027	518,958
Starent Networks Corp. (a)	800	15,784
Syniverse Holdings, Inc. (a)	5,300	66,780
Tekelec (a)	1,600	24,800
Telephone & Data Systems, Inc.	4,600	131,882
Tellabs, Inc. (a)	27,500	144,100
TW Telecom, Inc. (a)	10,100	92,819
US Cellular Corp. (a)	1,900	64,600
Verizon Communications, Inc.	60,000	1,820,400
Viasat, Inc. (a)	200	4,598
Windstream Corp.	14,000	116,200
		12,400,479
Textiles – 0.0%
UniFirst Corp.	300	11,187
Transportation – 1.1%
Alexander & Baldwin, Inc.	1,500	39,960
Arkansas Best Corp.	3,200	73,856
CSX Corp.	4,500	133,155
FedEx Corp.	8,300	464,468
Frontline Ltd.	1,200	24,156
Genco Shipping & Trading Ltd.	3,800	72,580
Gulfmark Offshore, Inc. (a)	1,200	32,256
Kirby Corp. (a)	900	27,774
Norfolk Southern Corp.	13,700	488,816
Overseas Shipholding Group, Inc.	1,700	48,807
Pacer International, Inc.	1,200	5,088
Ryder System, Inc.	300	8,307
TBS International Ltd. (a)	200	1,586
Union Pacific Corp.	6,800	334,152
United Parcel Service, Inc. Class B	1,600	83,744
UTI Worldwide, Inc. (a)	500	6,730
		1,845,435
Trucking & Leasing – 0.0%
AMERCO (a)	200	6,490
Textainer Group Holdings Ltd.	100	886
		7,376
TOTAL COMMON STOCK (Cost $211,818,948)		160,997,444
TOTAL EQUITIES (Cost $211,818,948)		160,997,444
WARRANTS – 0.0%
Savings & Loans – 0.0%
Dime Bancorp, Inc. Warrants, Expires 12/26/50, Strike 0.00 (a)	14,200	284
TOTAL WARRANTS (Cost $2,698)		284
RIGHTS – 0.0%
Computers – 0.0%
Seagate Technology (a) (b)	25,700	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $211,821,646)		160,997,728
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (c)	$1,622,470	1,622,470
TOTAL SHORT-TERM INVESTMENTS (Cost $1,622,470)		1,622,470
TOTAL INVESTMENTS – 100.2% (Cost $213,444,116) (d)		162,620,198
Other Assets/ (Liabilities) – (0.2)%		(295,559)
NET ASSETS – 100.0%		$162,324,639

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,622,472. Collateralized by U.S. Government Agency obligations with a rate of 1.800%, maturity date of 10/01/41, and an aggregate market value, including accrued interest, of $1,654,954.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.1%
COMMON STOCK – 98.1%
Aerospace & Defense – 3.4%
General Dynamics Corp.	77,976	$4,029,020
Goodrich Corp.	45,900	2,032,452
Lockheed Martin Corp.	154,500	12,132,885
United Technologies Corp.	72,200	3,526,248
		21,720,605
Agriculture – 0.8%
Philip Morris International, Inc.	146,500	5,303,300
Apparel – 0.5%
Nike, Inc. Class B	58,500	3,069,495
Banks – 1.0%
Julius Baer Holding AG	71,535	2,348,197
Northern Trust Corp.	74,300	4,038,948
		6,387,145
Beverages – 1.8%
PepsiCo, Inc.	233,080	11,598,061
Biotechnology – 3.2%
Amgen, Inc. (a)	79,700	3,863,059
Celgene Corp. (a)	179,709	7,677,169
Illumina, Inc. (a)	162,080	6,053,688
Vertex Pharmaceuticals, Inc. (a)	95,200	2,934,064
		20,527,980
Chemicals – 6.2%
Ecolab, Inc.	78,600	3,030,030
Monsanto Co.	238,064	20,209,253
Potash Corp. of Saskatchewan, Inc.	59,360	5,134,046
Praxair, Inc.	149,070	11,122,113
		39,495,442
Commercial Services – 6.8%
Accenture Ltd. Class A	183,500	5,400,405
Apollo Group, Inc. Class A (a)	112,600	7,088,170
Mastercard, Inc. Class A	65,290	11,977,450
Quanta Services, Inc. (a)	146,000	3,318,580
SAIC, Inc. (a)	253,900	4,595,590
Visa, Inc. Class A	166,330	10,804,797
		43,184,992
Computers – 6.9%
Apple, Inc. (a)	158,462	19,939,273
Hewlett-Packard Co.	98,700	3,551,226
NetApp, Inc. (a)	324,669	5,941,443
Research In Motion Ltd. (a)	212,630	14,777,785
		44,209,727
Cosmetics & Personal Care – 1.0%
Colgate-Palmolive Co.	102,900	6,071,100
Diversified Financial – 6.4%
BM&F BOVESPA SA	996,280	4,066,168
The Charles Schwab Corp.	337,200	6,231,456
Credit Suisse Group	168,638	6,450,069
The Goldman Sachs Group, Inc.	53,470	6,870,895
IntercontinentalExchange, Inc. (a)	118,120	10,347,312
JP Morgan Chase & Co.	98,000	3,234,000
T. Rowe Price Group, Inc.	94,830	3,652,852
		40,852,752
Electronics – 0.5%
FLIR Systems, Inc. (a)	137,900	3,058,622
Engineering & Construction – 1.4%
ABB Ltd. (a)	632,721	8,947,853
Foods – 2.5%
Cadbury Schweppes PLC	494,007	3,703,540
Nestle SA	370,725	12,067,189
		15,770,729
Health Care — Products – 4.1%
Baxter International, Inc.	266,650	12,932,525
C.R. Bard, Inc.	47,495	3,402,067
Henry Schein, Inc. (a)	100,952	4,143,070
Intuitive Surgical, Inc. (a)	17,100	2,457,783
Stryker Corp.	91,070	3,525,320
		26,460,765
Health Care — Services – 1.4%
Thermo Fisher Scientific, Inc. (a)	259,210	9,093,087
Internet – 5.0%
eBay, Inc. (a)	290,033	4,776,843
F5 Networks, Inc. (a)	120,766	3,293,289
Google, Inc. Class A (a)	60,270	23,865,112
		31,935,244
Machinery — Construction & Mining – 0.5%
Joy Global, Inc.	132,000	3,366,000
Media – 2.1%
Cablevision Systems Corp. Class A	348,000	5,971,680
Liberty Global, Inc. Class A (a)	690	11,378
The McGraw-Hill Cos., Inc.	150,180	4,527,927
The Walt Disney Co.	130,000	2,847,000
		13,357,985
Oil & Gas – 5.9%
Apache Corp.	72,000	5,245,920
Occidental Petroleum Corp.	198,523	11,174,860
Range Resources Corp.	182,100	7,278,537
Southwestern Energy Co. (a)	90,300	3,238,158
XTO Energy, Inc.	318,957	11,055,049
		37,992,524
Oil & Gas Services – 2.8%
Cameron International Corp. (a)	197,300	5,046,934
Schlumberger Ltd.	200,266	9,811,031
Transocean Ltd. (a)	49,510	3,340,935
		18,198,900
Pharmaceuticals – 8.7%
Abbott Laboratories	116,600	4,879,710
Allergan, Inc.	132,522	6,183,477
DENTSPLY International, Inc.	205,820	5,890,568
Express Scripts, Inc. (a)	185,800	11,885,626
Gilead Sciences, Inc. (a)	239,624	10,974,779
Medco Health Solutions, Inc. (a)	80,100	3,488,355
Novo Nordisk A/S Class B	49,400	2,346,192
Roche Holding AG	49,031	6,200,724
Shire Ltd.	315,500	3,942,264
		55,791,695
Real Estate – 0.5%
Jones Lang Lasalle, Inc.	96,810	3,124,059

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail – 5.2%
Coach, Inc. (a)	317,600	$7,781,200
McDonald's Corp.	77,200	4,113,988
Polo Ralph Lauren Corp.	70,471	3,794,159
Staples, Inc.	276,900	5,709,678
Wal-Mart Stores, Inc.	232,000	11,692,800
		33,091,825
Semiconductors – 4.7%
Applied Materials, Inc.	288,400	3,521,364
Broadcom Corp. Class A (a)	407,178	9,442,458
MEMC Electronic Materials, Inc. (a)	222,600	3,606,120
Nvidia Corp. (a)	655,070	7,520,203
Texas Instruments, Inc.	341,000	6,158,460
		30,248,605
Software – 4.8%
Adobe Systems, Inc. (a)	240,056	6,565,532
CA, Inc.	162,000	2,794,500
Microsoft Corp.	368,544	7,466,702
MSCI, Inc. Class A (a)	270,079	5,668,958
Oracle Corp.	165,810	3,206,765
Salesforce.com, Inc. (a)	116,300	4,978,803
		30,681,260
Telecommunications – 8.3%
American Tower Corp. Class A (a)	74,900	2,378,824
Cisco Systems, Inc. (a)	386,174	7,460,882
Crown Castle International Corp. (a)	357,159	8,757,539
Juniper Networks, Inc. (a)	199,700	4,323,505
NII Holdings, Inc. (a)	364,126	5,884,276
Qualcomm, Inc.	575,010	24,334,423
		53,139,449
Toys, Games & Hobbies – 1.2%
Nintendo Co. Ltd.	27,500	7,346,966
Transportation – 0.5%
Burlington Northern Santa Fe Corp.	46,600	3,144,568
TOTAL COMMON STOCK (Cost $708,880,923)		627,170,735
TOTAL EQUITIES (Cost $708,880,923)		627,170,735
TOTAL LONG-TERM INVESTMENTS (Cost $708,880,923)		627,170,735
	Principal Amount
SHORT-TERM INVESTMENTS – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (b)	$13,132,918	13,132,918
TOTAL SHORT-TERM INVESTMENTS (Cost $13,132,918)		13,132,918
TOTAL INVESTMENTS – 100.2% (Cost $722,013,841) (c)		640,303,653
Other Assets/ (Liabilities) – (0.2)%		(975,018)
NET ASSETS – 100.0%		$639,328,635

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $13,132,936. Collateralized by U.S. Government Agency obligations with rates ranging from 3.252% - 5.745%, maturity dates ranging from 10/01/36 - 10/01/41, and an aggregate market value, including accrued interest, of $13,396,614.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.2%
COMMON STOCK – 99.2%
Advertising – 0.3%
Interpublic Group of Cos., Inc. (a)	18,000	$112,680
Omnicom Group, Inc.	10,300	324,141
		436,821
Aerospace & Defense – 2.2%
Alliant Techsystems, Inc. (a)	300	23,895
Boeing Co.	630	25,232
Goodrich Corp.	5,160	228,485
L-3 Communications Holdings, Inc.	4,050	308,407
Lockheed Martin Corp.	15,130	1,188,159
Northrop Grumman Corp.	6,090	294,451
Raytheon Co.	8,510	384,907
Rockwell Collins, Inc.	4,980	190,983
United Technologies Corp.	19,270	941,147
		3,585,666
Agriculture – 2.5%
Altria Group, Inc.	70,770	1,155,674
Lorillard, Inc.	4,000	252,520
Philip Morris International, Inc.	73,870	2,674,094
		4,082,288
Airlines – 0.1%
Copa Holdings SA Class A	5,200	159,380
Delta Air Lines, Inc. (a)	2,900	17,893
		177,273
Apparel – 0.2%
Nike, Inc. Class B	5,700	299,079
Auto Manufacturers – 0.2%
Oshkosh Corp.	19,500	187,200
Paccar, Inc.	1,500	53,160
		240,360
Automotive & Parts – 0.1%
BorgWarner, Inc.	1,840	53,268
Johnson Controls, Inc.	2,900	55,129
WABCO Holdings, Inc.	3,700	59,163
		167,560
Banks – 0.3%
Northern Trust Corp.	6,570	357,145
State Street Corp.	3,927	134,029
		491,174
Beverages – 2.5%
Brown-Forman Corp. Class B	2,425	112,763
The Coca-Cola Co.	56,080	2,414,244
Hansen Natural Corp. (a)	2,800	114,128
PepsiCo, Inc.	28,970	1,441,547
		4,082,682
Biotechnology – 0.8%
Abraxis BioScience, Inc. (a)	100	4,850
Biogen Idec, Inc. (a)	11,190	540,925
Genzyme Corp. (a)	8,500	453,305
Life Technologies Corp. (a)	4,145	154,608
Millipore Corp. (a)	2,050	121,155
		1,274,843
Building Materials – 0.2%
Eagle Materials, Inc.	2,100	58,380
Lennox International, Inc.	3,910	124,690
Martin Marietta Materials, Inc.	1,200	100,836
		283,906
Chemicals – 2.2%
Air Products & Chemicals, Inc.	5,930	390,787
Airgas, Inc.	2,300	99,176
Albemarle Corp.	5,100	136,782
Ashland, Inc.	3,200	70,272
Celanese Corp. Class A	4,490	93,572
CF Industries Holdings, Inc.	2,500	180,125
Ecolab, Inc.	7,600	292,980
FMC Corp.	1,000	48,730
International Flavors & Fragrances, Inc.	4,000	124,800
Monsanto Co.	6,860	582,345
The Mosaic Co.	4,920	199,014
PPG Industries, Inc.	700	30,835
Praxair, Inc.	7,700	574,497
The Sherwin-Williams Co.	6,390	361,929
Sigma-Aldrich Corp.	3,470	152,125
Terra Industries, Inc.	6,700	177,550
		3,515,519
Coal – 0.3%
Alpha Natural Resources, Inc. (a)	3,400	69,632
Arch Coal, Inc.	2,700	37,719
CONSOL Energy, Inc.	2,700	84,456
Foundation Coal Holdings, Inc.	2,900	47,096
Massey Energy Co.	1,460	23,229
Peabody Energy Corp.	10,300	271,817
Walter Industries, Inc.	1,100	25,080
		559,029
Commercial Services – 4.1%
Accenture Ltd. Class A	19,390	570,648
Alliance Data Systems Corp. (a)	4,100	171,667
Apollo Group, Inc. Class A (a)	7,410	466,459
Automatic Data Processing, Inc.	18,480	650,496
Brink's Home Security Holdings, Inc. (a)	1,300	34,554
DeVry, Inc.	3,100	131,936
Equifax, Inc.	3,260	95,062
FTI Consulting, Inc. (a)	800	43,904
Genpact Ltd. (a)	3,700	33,152
Global Payments, Inc.	4,150	133,049
H&R Block, Inc.	20,500	310,370
Hewitt Associates, Inc. Class A (a)	3,710	116,346
Hillenbrand, Inc.	4,400	79,992
Iron Mountain, Inc. (a)	3,700	105,413
ITT Educational Services, Inc. (a)	1,500	151,155
Lender Processing Services, Inc.	5,300	151,898
Manpower, Inc.	4,220	181,840
Mastercard, Inc. Class A	850	155,932
McKesson Corp.	10,700	395,900
Monster Worldwide, Inc. (a)	3,000	41,400
Paychex, Inc.	10,400	280,904
Pharmaceutical Product Development, Inc.	2,500	49,025
Quanta Services, Inc. (a)	6,300	143,199
Robert Half International, Inc.	4,900	117,698

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SAIC, Inc. (a)	3,600	$65,160
Strayer Education, Inc.	500	94,705
Ticketmaster (a)	45,100	237,226
Total System Services, Inc.	5,100	63,597
Visa, Inc. Class A	15,500	1,006,880
Weight Watchers International, Inc.	2,200	54,736
Western Union Co.	23,520	393,960
		6,528,263
Computers – 10.1%
Affiliated Computer Services, Inc. Class A (a)	3,800	183,844
Apple, Inc. (a)	31,000	3,900,730
Cognizant Technology Solutions Corp. Class A (a)	2,000	49,580
Dell, Inc. (a)	60,700	705,334
Diebold, Inc.	1,700	44,931
DST Systems, Inc. (a)	5,120	185,190
EMC Corp. (a)	89,380	1,119,931
Hewlett-Packard Co.	86,980	3,129,540
IHS, Inc. Class A (a)	1,800	74,448
International Business Machines Corp.	57,970	5,983,084
NCR Corp. (a)	5,560	56,434
NetApp, Inc. (a)	14,760	270,108
Seagate Technology	7,780	63,485
Teradata Corp. (a)	12,800	214,016
Western Digital Corp. (a)	11,330	266,482
		16,247,137
Cosmetics & Personal Care – 2.0%
Avon Products, Inc.	7,800	177,528
Colgate-Palmolive Co.	16,100	949,900
The Estee Lauder Cos., Inc. Class A	1,900	56,810
The Procter & Gamble Co.	40,157	1,985,362
		3,169,600
Distribution & Wholesale – 0.3%
LKQ Corp. (a)	2,600	44,148
Tech Data Corp. (a)	6,400	184,256
W.W. Grainger, Inc.	2,180	182,858
WESCO International, Inc. (a)	2,170	56,420
		467,682
Diversified Financial – 1.9%
Affiliated Managers Group, Inc. (a)	1,300	73,905
American Express Co.	27,500	693,550
BlackRock, Inc.	400	58,608
The Charles Schwab Corp.	29,900	552,552
CME Group, Inc.	1,500	332,025
Federated Investors, Inc. Class B	2,480	56,742
Franklin Resources, Inc.	2,670	161,481
Freddie Mac	40	32
The Goldman Sachs Group, Inc.	1,760	226,160
IntercontinentalExchange, Inc. (a)	500	43,800
Invesco Ltd.	2,300	33,856
Investment Technology Group, Inc. (a)	3,900	88,842
Lazard Ltd. Class A	2,100	57,330
MF Global Ltd. (a)	18,200	111,020
Morgan Stanley	3,390	80,140
The NASDAQ OMX Group, Inc. (a)	1,700	32,691
NYSE Euronext	4,700	108,899
SLM Corp. (a)	16,600	80,178
T. Rowe Price Group, Inc.	1,500	57,780
TD Ameritrade Holding Corp. (a)	9,660	153,691
Waddell & Reed Financial, Inc. Class A	2,600	58,266
		3,061,548
Electric – 1.8%
The AES Corp. (a)	22,600	159,782
Allegheny Energy, Inc.	5,300	137,376
Calpine Corp. (a)	11,600	94,076
CenterPoint Energy, Inc.	8,900	94,696
Constellation Energy Group, Inc.	5,900	142,072
DPL, Inc.	3,830	85,907
Entergy Corp.	4,400	284,988
Exelon Corp.	12,500	576,625
Mirant Corp. (a)	15,410	196,169
NRG Energy, Inc. (a)	10,800	194,184
NV Energy, Inc.	2,000	20,500
PPL Corp.	11,800	352,938
Public Service Enterprise Group, Inc.	17,600	525,184
		2,864,497
Electrical Components & Equipment – 0.8%
AMETEK, Inc.	3,300	106,293
Emerson Electric Co.	26,710	909,208
Energizer Holdings, Inc. (a)	1,800	103,140
Hubbell, Inc. Class B	3,810	126,492
		1,245,133
Electronics – 0.8%
Agilent Technologies, Inc. (a)	18,720	341,827
Amphenol Corp. Class A	5,540	187,474
Avnet, Inc. (a)	1,800	39,402
AVX Corp.	200	2,002
Dolby Laboratories, Inc. Class A (a)	2,030	81,464
FLIR Systems, Inc. (a)	4,400	97,592
Garmin Ltd.	4,240	106,806
Gentex Corp.	60	802
Itron, Inc. (a)	1,100	50,600
Mettler-Toledo, Inc. (a)	1,130	69,642
National Instruments Corp.	1,900	41,876
PerkinElmer, Inc.	3,270	47,644
Trimble Navigation Ltd. (a)	3,810	81,686
Waters Corp. (a)	2,990	132,068
		1,280,885
Energy — Alternate Sources – 0.1%
Covanta Holding Corp. (a)	5,200	73,372
First Solar, Inc. (a)	320	59,933
		133,305
Engineering & Construction – 0.7%
Aecom Technology Corp. (a)	5,100	131,223
Fluor Corp.	8,400	318,108
Jacobs Engineering Group, Inc. (a)	5,100	194,004
KBR, Inc.	7,300	114,026
McDermott International, Inc. (a)	3,270	52,778
The Shaw Group, Inc. (a)	2,100	70,413
URS Corp. (a)	5,300	233,518
		1,114,070
Entertainment – 0.2%
DreamWorks Animation SKG, Inc. Class A (a)	3,230	77,552
International Game Technology	5,800	71,630

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Penn National Gaming, Inc. (a)	2,100	$71,442
Warner Music Group Corp. (a)	11,800	63,484
		284,108
Environmental Controls – 0.3%
Nalco Holding Co.	4,700	76,704
Republic Services, Inc.	6,500	136,500
Stericycle, Inc. (a)	1,830	86,156
Waste Management, Inc.	6,410	170,955
		470,315
Foods – 1.0%
Campbell Soup Co.	3,500	90,020
Dean Foods Co. (a)	8,600	178,020
General Mills, Inc.	1,880	95,297
H.J. Heinz Co.	6,040	207,897
The Hershey Co.	3,900	140,946
The J.M. Smucker Co.	700	27,580
Kellogg Co.	4,640	195,391
The Kroger Co.	9,660	208,849
McCormick & Co., Inc.	1,700	50,065
Sysco Corp.	17,400	405,942
		1,600,007
Forest Products & Paper – 0.0%
Plum Creek Timber Co., Inc.	1,500	51,780
Rayonier, Inc.	410	15,834
		67,614
Gas – 0.0%
Energen Corp.	600	21,672
Hand & Machine Tools – 0.0%
Lincoln Electric Holdings, Inc.	1,500	66,795
Health Care — Products – 4.2%
Baxter International, Inc.	21,020	1,019,470
Beckman Coulter, Inc.	1,800	94,608
Becton, Dickinson & Co.	7,770	469,929
Boston Scientific Corp. (a)	2,000	16,820
C.R. Bard, Inc.	4,050	290,101
Edwards Lifesciences Corp. (a)	1,720	109,014
Gen-Probe, Inc. (a)	2,500	120,400
Henry Schein, Inc. (a)	1,400	57,456
Hillenbrand Industries, Inc.	11,600	150,568
Hologic, Inc. (a)	4,000	59,440
IDEXX Laboratories, Inc. (a)	1,900	74,670
Intuitive Surgical, Inc. (a)	400	57,492
Inverness Medical Innovations, Inc. (a)	2,000	64,580
Johnson & Johnson	26,780	1,402,201
Kinetic Concepts, Inc. (a)	8,200	203,032
Medtronic, Inc.	40,890	1,308,480
ResMed, Inc. (a)	2,200	84,590
St. Jude Medical, Inc. (a)	10,040	336,541
Stryker Corp.	9,800	379,358
Techne Corp.	1,740	99,563
Varian Medical Systems, Inc. (a)	4,800	160,176
Zimmer Holdings, Inc. (a)	5,100	224,349
		6,782,838
Health Care — Services – 1.4%
Aetna, Inc.	16,200	356,562
CIGNA Corp.	2,380	46,910
Community Health Systems, Inc. (a)	700	15,988
Coventry Health Care, Inc. (a)	825	13,126
DaVita, Inc. (a)	1,900	88,103
Health Management Associates, Inc. Class A (a)	20,300	94,801
Health Net, Inc. (a)	6,900	99,636
Humana, Inc. (a)	2,290	65,906
Laboratory Corp. of America Holdings (a)	2,510	161,016
Lincare Holdings, Inc. (a)	5,850	141,161
Mednax, Inc. (a)	970	34,823
Quest Diagnostics, Inc.	6,000	307,980
Thermo Fisher Scientific, Inc. (a)	6,700	235,036
UnitedHealth Group, Inc.	19,510	458,875
WellCare Health Plans, Inc. (a)	2,000	30,020
WellPoint, Inc. (a)	3,900	166,764
		2,316,707
Home Builders – 0.2%
NVR, Inc. (a)	260	131,396
Pulte Homes, Inc.	12,700	146,177
Thor Industries, Inc.	3,300	75,867
		353,440
Home Furnishing – 0.0%
Harman International Industries, Inc.	800	14,552
Household Products – 0.5%
Church & Dwight Co., Inc.	2,230	121,334
The Clorox Co.	2,080	116,584
Kimberly-Clark Corp.	5,470	268,796
The Scotts Miracle-Gro Co. Class A	7,700	260,029
		766,743
Housewares – 0.1%
The Toro Co.	3,040	92,355
Insurance – 0.6%
AFLAC, Inc.	17,390	502,397
Axis Capital Holdings Ltd.	7,000	172,480
Erie Indemnity Co. Class A	90	3,179
Prudential Financial, Inc.	3,040	87,795
Transatlantic Holdings, Inc.	4,400	166,892
W.R. Berkley Corp.	4,240	101,379
		1,034,122
Internet – 3.7%
Akamai Technologies, Inc. (a)	5,100	112,302
Amazon.com, Inc. (a)	10,200	821,304
eBay, Inc. (a)	38,830	639,530
F5 Networks, Inc. (a)	3,900	106,353
Google, Inc. Class A (a)	7,350	2,910,380
HLTH Corp. (a)	700	7,700
IAC/InterActiveCorp (a)	6,600	105,732
McAfee, Inc. (a)	5,230	196,334
Priceline.com, Inc. (a)	2,100	203,889
Sohu.com, Inc. (a)	1,200	62,580
VeriSign, Inc. (a)	5,940	122,245
Yahoo!, Inc. (a)	48,500	693,065
		5,981,414
Iron & Steel – 0.3%
AK Steel Holding Corp.	70	911
Allegheny Technologies, Inc.	3,200	104,736
Cliffs Natural Resources, Inc.	5,340	123,140

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nucor Corp.	3,160	$128,581
Schnitzer Steel Industries, Inc. Class A	700	34,692
United States Steel Corp.	6,100	161,955
		554,015
Leisure Time – 0.1%
Carnival Corp.	1,800	48,384
Harley-Davidson, Inc.	4,100	90,856
Interval Leisure Group, Inc. (a)	1,800	14,418
		153,658
Lodging – 0.1%
Marriott International, Inc. Class A	6,100	143,716
Starwood Hotels & Resorts Worldwide, Inc.	700	14,602
		158,318
Machinery — Construction & Mining – 0.3%
Caterpillar, Inc.	8,060	286,775
Joy Global, Inc.	4,700	119,850
		406,625
Machinery — Diversified – 0.8%
AGCO Corp. (a)	190	4,617
Cummins, Inc.	6,460	219,640
Deere & Co.	8,980	370,515
Eaton Corp.	1,350	59,130
Flowserve Corp.	1,140	77,406
Graco, Inc.	1,200	28,308
IDEX Corp.	2,150	54,287
The Manitowoc Co., Inc.	8,120	48,314
Rockwell Automation, Inc.	4,700	148,473
Roper Industries, Inc.	3,950	180,080
Zebra Technologies Corp. Class A (a)	1,250	26,563
		1,217,333
Manufacturing – 2.5%
3M Co.	23,080	1,329,408
The Brink's Co.	2,300	65,205
Carlisle Cos., Inc.	3,900	88,725
Cooper Industries Ltd. Class A	5,740	188,215
Danaher Corp.	5,710	333,692
Donaldson Co., Inc.	3,900	128,661
Dover Corp.	9,330	287,177
Harsco Corp.	1,600	44,080
Honeywell International, Inc.	27,060	844,543
ITT Corp.	6,350	260,413
John Bean Technologies Corp.	3,000	33,060
Pall Corp.	3,600	95,076
Parker Hannifin Corp.	5,200	235,820
SPX Corp.	1,600	73,872
Textron, Inc.	4,790	51,397
		4,059,344
Media – 2.3%
Comcast Corp. Class A	29,400	454,524
CTC Media, Inc. (a)	3,700	29,008
The DIRECTV Group, Inc. (a)	25,800	638,034
DISH Network Corp. Class A (a)	7,890	104,543
FactSet Research Systems, Inc.	800	42,872
John Wiley & Sons, Inc. Class A	1,500	50,850
Liberty Global, Inc. Class A (a)	4,300	70,907
Liberty Media Corp. Entertainment Class A (a)	30,800	749,980
The McGraw-Hill Cos., Inc.	7,370	222,205
News Corp. Class A	33,330	275,306
Sirius Satellite Radio, Inc. (a)	60	23
Time Warner Cable, Inc.	6,339	204,306
Time Warner, Inc.	7,196	157,089
Viacom, Inc. Class B (a)	25,120	483,309
The Walt Disney Co.	7,860	172,134
		3,655,090
Metal Fabricate & Hardware – 0.3%
Precision Castparts Corp.	4,900	366,814
Timken Co.	5,500	88,440
Valmont Industries, Inc.	500	31,890
		487,144
Mining – 0.6%
Alcoa, Inc.	13,400	121,538
Newmont Mining Corp.	15,700	631,768
Southern Copper Corp.	7,800	144,846
		898,152
Office Equipment/Supplies – 0.1%
Pitney Bowes, Inc.	8,000	196,320
Oil & Gas – 4.7%
Chesapeake Energy Corp.	7,900	155,709
Diamond Offshore Drilling, Inc.	2,800	202,748
ENSCO International, Inc.	7,100	200,788
EOG Resources, Inc.	6,100	387,228
Exxon Mobil Corp.	33,090	2,206,110
Frontier Oil Corp.	3,200	40,672
Hess Corp.	8,800	482,152
Holly Corp.	2,200	46,112
Murphy Oil Corp.	8,300	395,993
Nabors Industries Ltd. (a)	2,000	30,420
Noble Energy, Inc.	370	20,998
Occidental Petroleum Corp.	48,800	2,746,952
Patterson-UTI Energy, Inc.	5,000	63,550
Petrohawk Energy Corp. (a)	4,700	110,920
Pride International, Inc. (a)	4,900	111,230
Questar Corp.	1,320	39,230
Range Resources Corp.	3,000	119,910
Sunoco, Inc.	2,200	58,322
Tesoro Corp.	8,400	128,100
W&T Offshore, Inc.	1,050	9,744
Whiting Petroleum Corp. (a)	1,600	52,416
		7,609,304
Oil & Gas Services – 2.2%
Baker Hughes, Inc.	2,500	88,950
Cameron International Corp. (a)	9,480	242,498
Dresser-Rand Group, Inc. (a)	5,370	132,263
FMC Technologies, Inc. (a)	4,500	154,035
Halliburton Co.	24,400	493,368
Key Energy Services, Inc. (a)	1,900	8,341
National Oilwell Varco, Inc. (a)	18,079	547,432
Oceaneering International, Inc. (a)	2,200	100,254
Oil States International, Inc. (a)	2,600	49,140
Schlumberger Ltd.	32,410	1,587,766
SEACOR Holdings, Inc. (a)	100	6,572

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Smith International, Inc.	1,900	$49,115
Tidewater, Inc.	110	4,758
		3,464,492
Packaging & Containers – 0.3%
Ball Corp.	6,300	237,636
Crown Holdings, Inc. (a)	8,500	187,425
Greif, Inc. Class A	1,100	49,797
Owens-IIlinois, Inc. (a)	2,370	57,804
		532,662
Pharmaceuticals – 7.0%
Abbott Laboratories	68,420	2,863,377
Allergan, Inc.	9,640	449,802
AmerisourceBergen Corp.	1,000	33,640
Bristol-Myers Squibb Co.	69,300	1,330,560
Cardinal Health, Inc.	8,700	293,973
Cephalon, Inc. (a)	2,480	162,713
DENTSPLY International, Inc.	4,850	138,807
Eli Lilly & Co.	5,120	168,550
Endo Pharmaceuticals Holdings, Inc. (a)	8,700	143,898
Express Scripts, Inc. (a)	7,280	465,702
Forest Laboratories, Inc. (a)	9,140	198,247
Gilead Sciences, Inc. (a)	32,500	1,488,500
Herbalife Ltd.	1,940	38,451
Hospira, Inc. (a)	770	25,310
Medco Health Solutions, Inc. (a)	16,320	710,736
Merck & Co., Inc.	22,380	542,491
Mylan, Inc. (a)	6,400	84,800
NBTY, Inc. (a)	900	23,319
Omnicare, Inc.	6,690	172,000
Patterson Cos., Inc. (a)	3,400	69,564
Perrigo Co.	1,500	38,880
Schering-Plough Corp.	67,600	1,556,152
Sepracor, Inc. (a)	2,080	29,557
VCA Antech, Inc. (a)	1,200	30,024
Warner Chilcott Ltd. Class A (a)	7,560	74,012
Watson Pharmaceuticals, Inc. (a)	6,270	193,994
		11,327,059
Pipelines – 0.2%
El Paso Corp.	4,800	33,120
The Williams Cos., Inc.	14,700	207,270
		240,390
Real Estate – 0.0%
Forest City Enterprises, Inc. Class A	1,300	10,959
Real Estate Investment Trusts (REITS) – 0.3%
Apartment Investment & Management Co. Class A	3,572	26,076
Camden Property Trust	2,000	54,260
Digital Realty Trust, Inc.	1,400	50,414
HCP, Inc.	900	19,755
Health Care, Inc.	470	16,013
Kilroy Realty Corp.	100	2,154
The Macerich Co.	2,900	50,837
Nationwide Health Properties, Inc.	300	7,407
Simon Property Group, Inc.	5,122	264,295
		491,211
Retail – 9.0%
Abercrombie & Fitch Co. Class A	3,100	83,886
Advance Auto Parts, Inc.	4,540	198,625
American Eagle Outfitters, Inc.	3,900	57,798
AnnTaylor Stores Corp. (a)	700	5,173
AutoZone, Inc. (a)	1,940	322,797
Bed Bath & Beyond, Inc. (a)	7,000	212,940
Best Buy Co., Inc.	10,900	418,342
Big Lots, Inc. (a)	4,100	113,324
Brinker International, Inc.	5,200	92,144
Carmax, Inc. (a)	7,100	90,596
Chipotle Mexican Grill, Inc. Class A (a)	600	48,654
Coach, Inc. (a)	10,800	264,600
Costco Wholesale Corp.	14,200	690,120
CVS Caremark Corp.	25,800	819,924
Darden Restaurants, Inc.	4,500	166,365
Dollar Tree, Inc. (a)	4,680	198,151
Family Dollar Stores, Inc.	2,630	87,290
GameStop Corp. Class A (a)	5,100	153,816
The Gap, Inc.	11,300	175,602
Guess?, Inc.	2,000	52,080
Kohl's Corp. (a)	8,500	385,475
Limited Brands, Inc.	8,100	92,502
Lowe's Cos., Inc.	2,500	53,750
McDonald's Corp.	36,800	1,961,072
MSC Industrial Direct Co., Inc. Class A	1,300	53,105
Nordstrom, Inc.	4,000	90,520
O'Reilly Automotive, Inc. (a)	1,500	58,275
Panera Bread Co. Class A (a)	1,700	95,217
PetSmart, Inc.	4,400	100,672
Phillips-Van Heusen Corp.	2,720	78,962
Polo Ralph Lauren Corp.	3,660	197,054
Ross Stores, Inc.	8,690	329,698
Staples, Inc.	18,900	389,718
Starbucks Corp. (a)	14,300	206,778
Target Corp.	23,000	948,980
Tiffany & Co.	200	5,788
Tim Hortons, Inc.	6,290	152,784
The TJX Cos., Inc.	14,060	393,258
Wal-Mart Stores, Inc.	63,840	3,217,536
Walgreen Co.	28,800	905,184
Yum! Brands, Inc.	17,040	568,284
		14,536,839
Savings & Loans – 0.1%
Capitol Federal Financial	300	11,688
Hudson City Bancorp, Inc.	9,320	117,059
		128,747
Semiconductors – 4.9%
Altera Corp.	9,900	161,469
Analog Devices, Inc.	9,480	201,734
Applied Materials, Inc.	44,490	543,223
Atmel Corp. (a)	21,600	82,944
Broadcom Corp. Class A (a)	15,800	366,402
Cree, Inc. (a)	1,200	32,868
Cypress Semiconductor Corp. (a)	24,600	195,078
Integrated Device Technology, Inc. (a)	7,300	39,639
Intel Corp.	174,360	2,751,401
Intersil Corp. Class A	1,300	15,080
KLA-Tencor Corp.	5,090	141,197
Lam Research Corp. (a)	3,600	100,368
Linear Technology Corp.	7,120	155,074

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LSI Corp. (a)	9,585	$36,806
Marvell Technology Group Ltd. (a)	23,400	256,932
MEMC Electronic Materials, Inc. (a)	4,400	71,280
Microchip Technology, Inc.	5,800	133,400
National Semiconductor Corp.	10,910	134,957
Novellus Systems, Inc. (a)	10,530	190,172
Nvidia Corp. (a)	8,200	94,136
ON Semiconductor Corp. (a)	17,600	95,392
Silicon Laboratories, Inc. (a)	1,900	63,194
Texas Instruments, Inc.	84,450	1,525,167
Varian Semiconductor Equipment Associates, Inc. (a)	3,700	94,683
Xilinx, Inc.	18,510	378,344
		7,860,940
Software – 8.1%
Activision Blizzard, Inc. (a)	12,000	129,240
Adobe Systems, Inc. (a)	18,750	512,812
ANSYS, Inc. (a)	1,600	44,192
Autodesk, Inc. (a)	7,250	144,565
BMC Software, Inc. (a)	10,930	378,943
Broadridge Financial Solutions LLC	9,960	192,726
CA, Inc.	6,900	119,025
Cerner Corp. (a)	1,900	102,220
Citrix Systems, Inc. (a)	5,600	159,768
Compuware Corp. (a)	25,790	192,909
Dun & Bradstreet Corp.	1,620	131,868
Electronic Arts, Inc. (a)	3,400	69,190
Fidelity National Information Services, Inc.	10,400	185,640
Fiserv, Inc. (a)	10,650	397,458
IMS Health, Inc.	2,450	30,772
Intuit, Inc. (a)	10,060	232,688
Metavante Technologies, Inc. (a)	7,300	172,207
Microsoft Corp.	272,260	5,515,988
MSCI, Inc. Class A (a)	800	16,792
Nuance Communications, Inc. (a)	7,500	100,125
Oracle Corp.	192,200	3,717,148
Red Hat, Inc. (a)	10,200	176,154
Salesforce.com, Inc. (a)	4,310	184,511
SEI Investments Co.	10,900	152,927
		13,059,868
Telecommunications – 5.6%
Amdocs Ltd. (a)	2,600	54,418
American Tower Corp. Class A (a)	13,915	441,940
Cisco Systems, Inc. (a)	208,010	4,018,753
CommScope, Inc. (a)	2,400	60,240
Corning, Inc.	52,940	773,983
Embarq Corp.	4,500	164,520
Frontier Communications Corp.	12,800	91,008
Harris Corp.	4,770	145,867
Juniper Networks, Inc. (a)	17,420	377,143
MetroPCS Communications, Inc. (a)	7,100	121,339
NeuStar, Inc. Class A (a)	3,900	74,139
NII Holdings, Inc. (a)	2,900	46,864
Qualcomm, Inc.	55,090	2,331,409
Qwest Communications International, Inc.	32,400	126,036
SBA Communications Corp. Class A (a)	2,970	74,844
Telephone & Data Systems, Inc.	1,200	34,404
US Cellular Corp. (a)	600	20,400
Windstream Corp.	11,570	96,031
		9,053,338
Toys, Games & Hobbies – 0.1%
Hasbro, Inc.	4,070	108,506
Transportation – 2.6%
Burlington Northern Santa Fe Corp.	9,170	618,791
C.H. Robinson Worldwide, Inc.	6,400	340,224
CSX Corp.	15,040	445,034
Expeditors International of Washington, Inc.	7,900	274,209
Frontline Ltd.	2,000	40,260
J.B. Hunt Transport Services, Inc.	2,200	61,864
Kirby Corp. (a)	1,340	41,352
Landstar System, Inc.	1,760	62,674
Norfolk Southern Corp.	3,660	130,589
Ryder System, Inc.	700	19,383
Union Pacific Corp.	17,300	850,122
United Parcel Service, Inc. Class B	22,800	1,193,352
UTI Worldwide, Inc. (a)	3,000	40,380
		4,118,234
Trucking & Leasing – 0.0%
GATX Corp.	200	6,022
TOTAL COMMON STOCK (Cost $174,999,251)		159,495,572
TOTAL EQUITIES (Cost $174,999,251)		159,495,572
TOTAL LONG-TERM INVESTMENTS (Cost $174,999,251)		159,495,572
	Principal Amount
SHORT-TERM INVESTMENTS – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (b)	$979,998	979,998
TOTAL SHORT-TERM INVESTMENTS (Cost $979,998)		979,998
TOTAL INVESTMENTS – 99.8% (Cost $175,979,249) (c)		160,475,570
Other Assets/ (Liabilities) – 0.2%		259,806
NET ASSETS – 100.0%		$160,735,376

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $979,999. Collateralized by U.S. Government Agency obligations with a rate of 4.802%, maturity date of 9/01/35, and an aggregate market value, including accrued interest, of $1,002,393.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 88.2%
COMMON STOCK – 88.2%
Aerospace & Defense – 1.7%
Goodrich Corp.	15,569	$689,395
Agriculture – 2.3%
Lorillard, Inc.	14,530	917,279
Auto Manufacturers – 2.5%
Navistar International Corp. (a)	27,122	1,025,212
Automotive & Parts – 1.1%
The Goodyear Tire & Rubber Co. (a)	39,023	428,863
Banks – 0.2%
KeyCorp	14,530	89,360
Beverages – 2.2%
Molson Coors Brewing Co. Class B	23,240	888,930
Biotechnology – 0.7%
Charles River Laboratories International, Inc. (a)	9,710	268,482
Chemicals – 3.3%
FMC Corp.	8,230	401,048
The Lubrizol Corp.	21,242	918,079
		1,319,127
Coal – 1.0%
Peabody Energy Corp.	15,498	408,992
Commercial Services – 1.9%
TeleTech Holdings, Inc. (a)	58,108	771,093
Computers – 1.0%
Affiliated Computer Services, Inc. Class A (a)	8,230	398,167
Diversified Financial – 3.5%
Affiliated Managers Group, Inc. (a)	4,842	275,268
Investment Technology Group, Inc. (a)	17,434	397,146
National Financial Partners Corp.	36,426	257,168
SLM Corp. (a)	97,260	469,766
		1,399,348
Electric – 6.8%
Cleco Corp.	29,052	612,707
CMS Energy Corp.	96,843	1,164,053
NRG Energy, Inc. (a)	23,246	417,963
NV Energy, Inc.	56,120	575,230
		2,769,953
Electrical Components & Equipment – 2.1%
Energizer Holdings, Inc. (a)	6,850	392,505
General Cable Corp. (a)	16,470	446,996
		839,501
Electronics – 2.3%
Agilent Technologies, Inc. (a)	29,053	530,508
Amphenol Corp. Class A	11,577	391,765
		922,273
Entertainment – 3.2%
Bally Technologies, Inc. (a)	4,860	127,235
Pinnacle Entertainment, Inc. (a)	38,858	484,948
Scientific Games Corp. Class A (a)	38,743	677,615
		1,289,798
Foods – 2.5%
Campbell Soup Co.	15,530	399,431
The Kroger Co.	29,140	630,007
		1,029,438
Gas – 1.1%
Southern Union Co.	29,057	462,297
Health Care — Services – 5.2%
Aetna, Inc.	32,050	705,421
Community Health Systems, Inc. (a)	11,618	265,355
Covance, Inc. (a)	6,840	268,675
DaVita, Inc. (a)	9,730	451,180
Thermo Fisher Scientific, Inc. (a)	12,090	424,117
		2,114,748
Holding Company — Diversified – 0.6%
Liberty Acquisition Holdings Corp. (a)	29,050	258,836
Insurance – 8.4%
ACE Ltd.	22,273	1,031,685
Assurant, Inc.	38,740	946,806
Everest Re Group Ltd.	15,010	1,120,346
Fidelity National Financial, Inc. Class A	15,496	280,943
		3,379,780
Internet – 1.1%
McAfee, Inc. (a)	11,621	436,252
Investment Companies – 0.4%
Fifth Street Finance Corp.	19,370	145,275
Iron & Steel – 0.6%
Nucor Corp.	5,810	236,409
Lodging – 0.9%
Orient-Express Hotels Ltd.	58,500	378,495
Machinery — Construction & Mining – 0.7%
Joy Global, Inc.	11,618	296,259
Manufacturing – 2.3%
Tyco International Ltd.	38,740	920,462
Media – 3.6%
Cablevision Systems Corp. Class A	34,410	590,475
Liberty Global, Inc. Class A (a)	22,934	378,182
Time Warner Cable, Inc.	15,490	499,243
		1,467,900
Oil & Gas – 3.6%
Cabot Oil & Gas Corp.	15,500	467,945
EQT Corp.	15,560	523,283
Range Resources Corp.	11,618	464,371
		1,455,599
Oil & Gas Services – 1.2%
Weatherford International Ltd. (a)	28,726	477,713
Pharmaceuticals – 2.8%
Hospira, Inc. (a)	21,790	716,237
Shire PLC Sponsored ADR (United Kingdom)	11,620	433,078
		1,149,315
Real Estate Investment Trusts (REITS) – 1.4%
BioMed Realty Trust, Inc.	19,366	220,966
ProLogis	38,300	348,913
		569,879

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail – 3.9%
Advance Auto Parts, Inc.	9,683	$423,631
Bed Bath & Beyond, Inc. (a)	9,550	290,511
Chico's FAS, Inc. (a)	38,740	295,974
Phillips-Van Heusen Corp.	19,370	562,311
		1,572,427
Savings & Loans – 1.1%
NewAlliance Bancshares, Inc.	34,867	450,133
Semiconductors – 1.9%
Lam Research Corp. (a)	7,750	216,070
Marvell Technology Group Ltd. (a)	23,310	255,944
Varian Semiconductor Equipment Associates, Inc. (a)	11,619	297,330
		769,344
Software – 1.1%
Electronic Arts, Inc. (a)	15,498	315,384
THQ, Inc. (a)	36,308	124,174
		439,558
Telecommunications – 4.3%
ADC Telecommunications, Inc. (a)	58,110	427,690
Crown Castle International Corp. (a)	19,370	474,952
Juniper Networks, Inc. (a)	19,650	425,423
NII Holdings, Inc. (a)	25,240	407,878
		1,735,943
Toys, Games & Hobbies – 1.3%
Mattel, Inc.	34,870	521,655
Transportation – 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	17,470	463,828
Trucking & Leasing – 1.3%
Aircastle Ltd.	77,750	513,150
TOTAL COMMON STOCK (Cost $40,550,503)		35,670,468
TOTAL EQUITIES (Cost $40,550,503)		35,670,468
MUTUAL FUNDS – 3.2%
Diversified Financial – 3.2%
iShares Russell 2000 Value Index Fund	9,750	443,820
iShares Russell Midcap Value Index Fund	14,620	409,652
SPDR Gold Trust (a)	4,900	427,623
TOTAL MUTUAL FUNDS (Cost $1,248,561)		1,281,095
TOTAL LONG-TERM INVESTMENTS (Cost $41,799,064)		36,951,563
	Principal Amount
SHORT-TERM INVESTMENTS – 11.4%
Repurchase Agreement – 11.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (b)	$4,601,528	4,601,528
TOTAL SHORT-TERM INVESTMENTS (Cost $4,601,528)		4,601,528
TOTAL INVESTMENTS – 102.8% (Cost $46,400,592) (c)		41,553,091
Other Assets/ (Liabilities) – (2.8)%		(1,131,397)
NET ASSETS – 100.0%		$40,421,694

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,601,534. Collateralized by U.S. Government Agency obligations with a rate of 0.801%, maturity date of 5/15/36, and an aggregate market value, including accrued interest, of $4,694,555.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.6%
COMMON STOCK – 96.6%
Banks – 13.0%
First Financial Bankshares, Inc.	3,500	$172,480
First Merchants Corp.	8,200	99,712
MainSource Financial Group, Inc.	4,800	41,568
NBT Bancorp, Inc.	5,300	125,504
Prosperity Bancshares, Inc.	8,800	244,376
Republic Bancorp, Inc. Class A	7,000	155,680
S&T Bancorp, Inc.	6,300	112,581
Sierra Bancorp	7,200	86,472
Signature Bank (a)	5,000	135,950
Simmons First National Corp. Class A	1,800	46,674
Southside Bancshares, Inc.	4,620	98,406
Sterling Bancorp	7,700	88,088
Trico Bancshares	8,600	137,600
UMB Financial Corp.	3,000	137,310
United Bankshares, Inc.	8,600	223,084
		1,905,485
Building Materials – 2.8%
Comfort Systems USA, Inc.	26,900	290,251
Gibraltar Industries, Inc.	16,800	112,560
		402,811
Chemicals – 2.8%
A. Schulman, Inc.	18,100	283,989
Minerals Technologies, Inc.	3,400	126,446
		410,435
Commercial Services – 2.4%
Landauer, Inc.	1,900	100,662
Live Nation, Inc. (a)	35,200	137,632
Viad Corp.	6,200	118,296
		356,590
Computers – 6.2%
Agilysys, Inc.	29,300	176,679
CACI International, Inc. Class A (a)	5,600	221,480
Ciber, Inc. (a)	39,272	126,849
Mercury Computer Systems, Inc. (a)	8,400	68,208
Palm, Inc. (a)	11,900	124,831
RadiSys Corp. (a)	26,700	191,439
		909,486
Cosmetics & Personal Care – 0.7%
Inter Parfums, Inc.	13,400	103,984
Distribution & Wholesale – 2.8%
Owens & Minor, Inc.	5,500	190,740
Watsco, Inc.	5,200	223,340
		414,080
Electric – 3.3%
Black Hills Corp.	3,000	59,640
NorthWestern Corp.	12,500	261,500
PNM Resources, Inc.	11,800	100,536
Unisource Energy Corp.	2,300	60,536
		482,212
Electrical Components & Equipment – 0.7%
Belden, Inc.	6,800	109,616
Electronics – 0.7%
CTS Corp.	16,200	98,334
Engineering & Construction – 3.8%
Emcor Group, Inc. (a)	13,600	282,744
Granite Construction, Inc.	7,000	276,150
		558,894
Foods – 1.1%
Flowers Foods, Inc.	4,200	97,020
Nash Finch Co.	2,400	70,296
		167,316
Forest Products & Paper – 1.7%
Wausau Paper Corp.	27,800	242,694
Gas – 1.0%
Nicor, Inc.	4,700	151,058
Health Care — Services – 2.0%
Centene Corp. (a)	4,400	80,828
Gentiva Health Services, Inc. (a)	5,100	81,243
Molina Healthcare, Inc. (a)	5,700	123,405
		285,476
Insurance – 10.4%
Aspen Insurance Holdings Ltd.	12,500	294,750
FBL Financial Group, Inc. Class A	7,500	43,125
Harleysville Group, Inc.	4,300	124,356
Infinity Property & Casualty Corp.	2,000	70,480
National Interstate Corp.	4,200	67,830
Odyssey Re Holdings Corp.	3,700	141,673
Platinum Underwriters Holdings Ltd.	6,100	175,497
RLI Corp.	3,200	153,696
SeaBright Insurance Holdings, Inc. (a)	12,200	113,216
Selective Insurance Group	8,200	121,032
Zenith National Insurance Corp.	9,600	218,784
		1,524,439
Iron & Steel – 0.3%
Olympic Steel, Inc.	2,600	47,684
Leisure Time – 2.2%
Polaris Industries, Inc.	9,600	321,120
Manufacturing – 2.9%
Acuity Brands, Inc.	9,100	261,534
EnPro Industries, Inc. (a)	9,790	156,248
		417,782
Oil & Gas Services – 2.5%
Hornbeck Offshore Services, Inc. (a)	6,900	160,287
Lufkin Industries, Inc.	5,800	202,420
		362,707
Pharmaceuticals – 0.5%
Par Pharmaceutical Cos., Inc. (a)	7,300	78,329
Real Estate Investment Trusts (REITS) – 8.7%
Extra Space Storage, Inc.	14,900	105,939
First Industrial Realty Trust, Inc.	22,800	85,956
Inland Real Estate Corp.	19,500	171,210
Lexington Realty Trust	29,174	112,320
Parkway Properties, Inc.	4,800	66,576
Pennsylvania Real Estate Investment Trust	31,800	246,450
PS Business Parks, Inc.	3,800	166,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sunstone Hotel Investors, Inc.	23,286	$123,183
U-Store-It Trust	31,900	109,417
Washington Real Estate Investment Trust	4,000	85,320
		1,272,621
Retail – 13.2%
Bob Evans Farms, Inc.	12,500	303,125
Cash America International, Inc.	7,300	163,228
Cato Corp. Class A	12,672	243,556
Genesco, Inc. (a)	4,200	95,676
Jos. A. Bank Clothiers, Inc. (a)	8,300	335,652
Nu Skin Enterprises, Inc. Class A	17,100	219,222
P.F. Chang's China Bistro, Inc. (a)	4,000	120,720
Tractor Supply Co. (a)	6,900	278,622
World Fuel Services Corp.	4,400	167,772
		1,927,573
Savings & Loans – 1.3%
Flushing Financial Corp.	7,100	65,391
Provident New York Bancorp	14,000	118,580
		183,971
Software – 4.1%
Acxiom Corp.	16,400	158,260
JDA Software Group, Inc. (a)	7,800	110,058
OpenTV Corp. Class A (a)	14,600	21,462
Sybase, Inc. (a)	9,300	315,828
		605,608
Telecommunications – 4.0%
Atlantic Tele-Network, Inc.	6,000	132,480
Black Box Corp.	5,200	142,324
Extreme Networks (a)	52,200	91,872
Premiere Global Services, Inc. (a)	20,700	218,178
		584,854
Trucking & Leasing – 0.7%
TAL International Group, Inc.	11,100	106,338
Water – 0.8%
California Water Service Group	3,100	120,993
TOTAL COMMON STOCK (Cost $14,827,973)		14,152,490
TOTAL EQUITIES (Cost $14,827,973)		14,152,490
TOTAL LONG-TERM INVESTMENTS (Cost $14,827,973)		14,152,490
	Principal Amount
SHORT-TERM INVESTMENTS – 2.7%
Repurchase Agreement – 2.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (b)	$393,169	393,169
TOTAL SHORT-TERM INVESTMENTS (Cost $393,169)		393,169
TOTAL INVESTMENTS – 99.3% (Cost $15,221,142) (c)		14,545,659
Other Assets/ (Liabilities) – 0.7%		98,102
NET ASSETS – 100.0%		$14,643,761

Notes to Portfolio of Investments
Industry classifications are unaudited
(a)	Non-income producing security.
(b)	Maturity value of $393,170. Collateralized by U.S. Government Agency obligations with a rate of 4.735%, maturity date of 5/01/35, and an aggregate market value, including accrued interest, of $403,289.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 100.9%
COMMON STOCK – 100.9%
Advertising – 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	2,590	$9,946
Gaiam, Inc. Class A (a)	1,150	6,693
Harte-Hanks, Inc.	4,520	37,335
inVentiv Health, Inc. (a)	5,510	61,106
Marchex, Inc. Class B	4,470	20,204
		135,284
Aerospace & Defense – 1.0%
AAR Corp. (a)	4,290	64,650
Aerovironment, Inc. (a)	190	4,495
Argon ST, Inc. (a)	2,310	47,101
BE Aerospace, Inc. (a)	11,160	120,417
Cubic Corp.	2,600	74,646
Curtiss-Wright Corp.	680	21,740
Ducommun, Inc.	4,520	78,286
Esterline Technologies Corp. (a)	7,550	198,943
GenCorp, Inc. (a)	4,970	11,928
Goodrich Corp.	80	3,542
Herley Industries, Inc. (a)	260	2,688
Kaman Corp.	550	9,301
Spirit Aerosystems Holdings, Inc. Class A (a)	500	6,375
Triumph Group, Inc.	4,260	176,066
		820,178
Agriculture – 0.2%
Alliance One International, Inc. (a)	850	3,187
Tejon Ranch Co. (a)	170	3,944
The Andersons, Inc.	1,260	20,248
Universal Corp.	3,910	117,926
		145,305
Airlines – 0.4%
Allegiant Travel Co. (a)	1,370	71,295
Continental Airlines, Inc. Class B (a)	2,480	26,090
Hawaiian Holdings, Inc. (a)	10,930	54,541
Republic Airways Holdings, Inc. (a)	9,180	65,729
SkyWest, Inc.	10,540	126,901
Southwest Airlines Co.	2,280	15,914
		360,470
Apparel – 1.5%
American Apparel, Inc. (a)	2,880	19,440
Carter's, Inc. (a)	4,650	99,417
Crocs, Inc. (a)	2,850	6,412
Deckers Outdoor Corp. (a)	870	49,172
Iconix Brand Group, Inc. (a)	1,510	21,533
K-Swiss, Inc. Class A	1,640	16,466
Maidenform Brands, Inc. (a)	3,100	39,525
Oxford Industries, Inc.	3,290	32,045
Perry Ellis International, Inc. (a)	4,880	35,770
Quiksilver, Inc. (a)	36,280	59,862
Skechers U.S.A., Inc. Class A (a)	11,040	129,168
Steven Madden Ltd. (a)	2,250	66,195
Timberland Co. Class A (a)	11,820	191,957
Unifi, Inc. (a)	8,010	7,209
Volcom, Inc. (a)	1,930	26,036
The Warnaco Group, Inc. (a)	10,240	295,322
Wolverine World Wide, Inc.	7,080	147,476
		1,243,005
Auto Manufacturers – 0.3%
Force Protection, Inc. (a)	5,310	40,462
Oshkosh Corp.	19,420	186,432
Wabash National Corp.	2,070	2,588
		229,482
Automotive & Parts – 1.1%
American Axle & Manufacturing Holdings, Inc.	7,850	7,850
Amerigon, Inc. (a)	180	1,017
ArvinMeritor, Inc.	11,470	14,223
ATC Technology Corp. (a)	3,410	54,185
Autoliv, Inc.	4,380	108,054
Commercial Vehicle Group, Inc. (a)	200	192
Cooper Tire & Rubber Co.	18,300	151,341
Exide Technologies (a)	9,080	49,304
Federal Mogul Corp. Class A (a)	190	2,109
Fuel Systems Solutions, Inc. (a)	2,770	42,298
Lear Corp. (a)	5,260	4,208
Modine Manufacturing Co.	2,420	9,244
Superior Industries International, Inc.	1,500	22,620
Tenneco, Inc. (a)	10,410	31,855
Titan International, Inc.	14,315	86,606
TRW Automotive Holdings Corp. (a)	18,290	157,660
WABCO Holdings, Inc.	11,970	191,400
		934,166
Banks – 2.3%
1st Source Corp.	60	1,178
Amcore Financial, Inc.	470	691
BancFirst Corp.	330	14,091
Bank Mutual Corp.	3,330	34,199
Boston Private Financial Holdings, Inc.	3,830	17,656
Capitol Bancorp Ltd.	390	1,427
Cathay General Bancorp	3,560	39,943
Centennial Bank Holdings, Inc. (a)	1,570	3,485
Central Pacific Financial Corp.	7,070	41,430
Chemical Financial Corp.	1,120	23,912
City Holding Co.	2,860	84,341
CoBiz Financial, Inc.	1,300	7,631
Columbia Banking System, Inc.	1,390	13,761
Community Bank System, Inc.	3,670	60,372
Community Trust Bancorp, Inc.	1,600	48,416
East West Bancorp, Inc.	7,710	52,659
Encore Bancshares, Inc. (a)	1,100	10,054
First Bancorp	1,250	6,888
First Community Bancshares, Inc.	790	11,416
First Financial Bancorp	1,160	12,516
First Financial Corp.	40	1,484
First Merchants Corp.	2,390	29,062

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Midwest Bancorp, Inc.	3,540	$31,364
First Security Group, Inc.	300	1,158
FirstMerit Corp.	2,910	56,483
Frontier Financial Corp.	4,810	6,830
Glacier Bancorp, Inc.	1,300	19,916
Green Bankshares, Inc.	896	7,616
Hancock Holding Co.	220	8,331
Hanmi Financial Corp.	1,170	1,814
Independent Bank Corp.	440	8,782
International Bancshares Corp.	3,800	51,338
MainSource Financial Group, Inc.	1,180	10,219
MB Financial, Inc.	1,450	19,764
National Penn Bancshares, Inc.	8,540	69,089
NBT Bancorp, Inc.	750	17,760
Old National Bancorp	4,320	58,882
Old Second Bancorp, Inc.	90	486
Oriental Financial Group, Inc.	3,120	28,985
Pacific Capital Bancorp	12,270	85,154
PacWest Bancorp	4,940	71,976
Popular, Inc.	22,710	64,951
Porter Bancorp, Inc.	315	4,609
Prosperity Bancshares, Inc.	1,100	30,547
Provident Bankshares Corp.	10,280	90,361
Renasant Corp.	590	8,319
Republic Bancorp, Inc. Class A	1,020	22,685
Sandy Spring Bancorp, Inc.	1,050	17,063
Santander BanCorp	740	4,958
Signature Bank (a)	500	13,595
Simmons First National Corp. Class A	1,040	26,967
The South Financial Group, Inc.	5,440	9,030
Southside Bancshares, Inc.	977	20,800
Sterling Bancorp	4,000	45,760
Sterling Bancshares, Inc.	1,480	9,842
Sterling Financial Corp.	560	1,786
Susquehanna Bancshares, Inc.	6,810	54,889
Tompkins Financial Corp.	870	36,671
TowneBank	770	13,267
Trustco Bank Corp. NY	1,550	9,300
Trustmark Corp.	900	19,566
UMB Financial Corp.	1,090	49,889
Umpqua Holdings Corp.	3,550	34,045
United Bankshares, Inc.	980	25,421
United Community Banks	5,097	32,876
Webster Financial Corp.	3,880	20,292
WesBanco, Inc.	1,630	32,421
West Coast Bancorp	510	1,438
Westamerica Bancorp	1,070	57,384
Western Alliance Bancorp (a)	2,240	14,582
Whitney Holding Corp.	3,200	38,272
Wintrust Financial Corp.	2,260	38,420
Zions Bancorp	1,070	11,695
		1,934,260
Beverages – 0.2%
Boston Beer Co., Inc. Class A (a)	600	15,960
Central European Distribution Corp. (a)	2,090	46,816
Dr. Pepper Snapple Group, Inc. (a)	2,100	43,491
Green Mountain Coffee Roasters, Inc. (a)	170	12,293
Hansen Natural Corp. (a)	1,080	44,021
		162,581
Biotechnology – 1.3%
Abraxis BioScience, Inc. (a)	30	1,455
Acorda Therapeutics, Inc. (a)	1,920	38,074
Affymetrix, Inc. (a)	1,190	5,581
Alexion Pharmaceuticals, Inc. (a)	3,390	113,294
AMAG Pharmaceuticals, Inc. (a)	170	7,625
American Oriental Bioengineering, Inc. (a)	20,600	87,344
Anadys Pharmaceuticals, Inc. (a)	1,680	4,183
Arqule, Inc. (a)	2,040	9,078
Avant Immunotherapeutics, Inc. (a)	1,370	11,864
Bio-Rad Laboratories, Inc. Class A (a)	610	42,511
BioMimetic Therapeutics, Inc. (a)	240	2,066
Celera Corp. (a)	850	6,877
Charles River Laboratories International, Inc. (a)	490	13,549
Cougar Biotechnology, Inc. (a)	200	6,984
CryoLife, Inc. (a)	7,400	40,182
Dendreon Corp. (a)	2,100	44,520
Enzo Biochem, Inc. (a)	130	533
Enzon Pharmaceuticals, Inc. (a)	8,370	48,127
Exelixis, Inc. (a)	1,390	6,853
Facet Biotech Corp. (a)	3,130	29,265
Geron Corp. (a)	6,950	35,723
GTx, Inc. (a)	1,110	10,911
Human Genome Sciences, Inc. (a)	14,730	32,259
Immunogen, Inc. (a)	30	209
Incyte Corp. (a)	8,390	19,800
InterMune, Inc. (a)	1,130	15,300
Ligand Pharmaceuticals, Inc. Class B (a)	4,870	14,561
Martek Biosciences Corp.	4,590	83,630
Momenta Pharmaceuticals, Inc. (a)	5,880	65,856
Myriad Genetics, Inc. (a)	4,880	189,295
NPS Pharmaceuticals, Inc. (a)	240	830
PDL BioPharma, Inc.	9,070	64,850
Protalix BioTherapeutics, Inc. (a)	100	292
RTI Biologics, Inc. (a)	910	3,221
RXi Pharmaceuticals Corp. (a)	521	2,371
Sangamo Biosciences, Inc. (a)	1,170	4,973
Sequenom, Inc. (a)	2,280	8,254
Zymogenetics, Inc. (a)	3,610	12,635
		1,084,935

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials – 1.5%
Aaon, Inc.	3,060	$59,609
Apogee Enterprises, Inc.	9,280	124,352
Armstrong World Industries, Inc. (a)	8,400	152,712
Comfort Systems USA, Inc.	11,190	120,740
Drew Industries, Inc. (a)	5,180	73,970
Gibraltar Industries, Inc.	10,940	73,298
Interline Brands, Inc. (a)	860	11,146
Lennox International, Inc.	810	25,831
Louisiana-Pacific Corp.	11,940	48,596
LSI Industries, Inc.	1,990	11,164
NCI Building Systems, Inc. (a)	1,860	7,347
Owens Corning, Inc. (a)	5,510	98,629
Quanex Building Products Corp.	10,890	111,622
Texas Industries, Inc.	1,780	56,924
Trex Co., Inc. (a)	4,270	46,757
Universal Forest Products, Inc.	4,480	150,349
USG Corp. (a)	6,440	95,698
		1,268,744
Chemicals – 2.4%
A. Schulman, Inc.	4,320	67,781
Arch Chemicals, Inc.	290	7,012
Ashland, Inc.	10,243	224,936
Balchem Corp.	570	14,187
Cabot Corp.	4,790	69,934
CF Industries Holdings, Inc.	600	43,230
Cytec Industries, Inc.	5,720	113,599
Eastman Chemical Co.	610	24,205
Ferro Corp.	6,590	18,254
H.B. Fuller Co.	4,890	86,358
ICO, Inc. (a)	4,400	10,868
Innophos Holdings, Inc.	4,380	64,956
Innospec, Inc.	5,190	40,793
Landec Corp. (a)	2,570	17,373
Minerals Technologies, Inc.	2,340	87,025
NewMarket Corp.	2,610	164,430
Nova Chemicals Corp.	16,110	92,955
Olin Corp.	7,610	95,886
OM Group, Inc. (a)	7,550	210,343
Penford Corp.	90	402
PolyOne Corp. (a)	19,570	53,622
Quaker Chemical Corp.	2,070	24,219
Rockwood Holdings, Inc. (a)	7,440	91,512
Sensient Technologies Corp.	1,140	26,653
Solutia, Inc. (a)	1,900	7,144
Spartech Corp.	4,990	19,611
Stepan Co.	1,140	45,110
Symyx Technologies (a)	1,210	5,856
Terra Industries, Inc.	3,550	94,075
Valhi, Inc.	260	2,766
The Valspar Corp.	2,870	68,880
W.R. Grace & Co. (a)	1,140	10,066
Zep, Inc.	5,000	67,650
Zoltek Cos., Inc. (a)	5,100	40,137
		2,011,828
Coal – 0.0%
International Coal Group, Inc. (a)	5,700	11,343
James River Coal Co. (a)	1,150	16,376
Walter Industries, Inc.	440	10,032
Westmoreland Coal Co. (a)	400	3,400
		41,151
Commercial Services – 6.6%
Aaron Rents, Inc.	100	3,356
ABM Industries, Inc.	720	12,614
Administaff, Inc.	1,590	42,389
Advance America Cash Advance Centers, Inc.	100	400
The Advisory Board Co. (a)	770	14,353
Albany Molecular Research, Inc. (a)	5,240	51,142
American Public Education, Inc. (a)	300	10,800
AMN Healthcare Services, Inc. (a)	4,950	34,106
Arbitron, Inc.	1,080	22,486
Avis Budget Group, Inc. (a)	21,240	44,392
Bowne & Co., Inc.	5,268	26,919
Career Education Corp. (a)	3,260	71,850
CBIZ, Inc. (a)	8,990	70,661
CDI Corp.	7,500	89,625
Cenveo, Inc. (a)	6,570	31,010
Chemed Corp.	1,950	82,543
Coinstar, Inc. (a)	300	10,677
Consolidated Graphics, Inc. (a)	5,730	111,277
Convergys Corp. (a)	32,640	329,990
Corinthian Colleges, Inc. (a)	3,700	56,980
Cornell Cos., Inc. (a)	2,430	44,177
The Corporate Executive Board Co.	1,250	21,600
Corvel Corp. (a)	710	15,975
CoStar Group, Inc. (a)	2,350	87,067
CRA International, Inc. (a)	2,870	66,986
Cross Country Healthcare, Inc. (a)	1,880	16,563
Deluxe Corp.	15,450	224,025
Dollar Financial Corp. (a)	2,430	24,543
Donnelley (R.R.) & Sons Co.	3,060	35,649
DynCorp International, Inc. (a)	4,700	71,675
Equifax, Inc.	1,070	31,201
Euronet Worldwide, Inc. (a)	620	10,032
Exlservice Holdings, Inc. (a)	1,750	16,293
Exponent, Inc. (a)	4,790	133,641
First Advantage Corp. Class A (a)	2,270	32,552
Forrester Research, Inc. (a)	1,300	33,033
Gartner, Inc. (a)	7,290	98,488
Genpact Ltd. (a)	390	3,494
Global Cash Access Holdings, Inc. (a)	8,200	49,774
H&E Equipment Services, Inc. (a)	3,910	29,442
The Hackett Group, Inc. (a)	410	923
Healthspring, Inc. (a)	9,940	91,746
Heartland Payment Systems, Inc.	5,670	45,587
Heidrick & Struggles International, Inc.	2,790	47,151
Hertz Global Holdings, Inc. (a)	24,140	164,152
Hill International, Inc. (a)	5,570	22,503
Hillenbrand, Inc.	1,130	20,543
HMS Holdings Corp. (a)	1,370	41,073
Hudson Highland Group, Inc. (a)	4,020	6,593

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ICF International, Inc. (a)	1,680	$46,217
Integrated Electrical Services, Inc. (a)	2,260	21,719
Interactive Data Corp.	680	15,286
ITT Educational Services, Inc. (a)	100	10,077
Kelly Services, Inc. Class A	6,180	70,205
Kendle International, Inc. (a)	1,190	10,591
Kenexa Corp. (a)	3,050	20,008
Kforce, Inc. (a)	3,780	41,240
Korn/Ferry International (a)	11,820	125,174
Landauer, Inc.	1,770	93,775
Lincoln Educational Services Corp. (a)	700	11,613
Live Nation, Inc. (a)	9,360	36,598
Manpower, Inc.	1,600	68,944
Maximus, Inc.	100	4,033
McGrath Rentcorp	940	19,872
Monro Muffler Brake, Inc.	420	10,487
Monster Worldwide, Inc. (a)	11,380	157,044
MPS Group, Inc. (a)	30,230	243,049
Net 1 UEPS Technologies, Inc. (a)	11,860	195,690
On Assignment, Inc. (a)	4,620	16,262
PAREXEL International Corp. (a)	9,100	90,181
Pharmaceutical Product Development, Inc.	390	7,648
PHH Corp. (a)	12,990	217,972
PRG-Schultz International, Inc. (a)	190	562
The Providence Service Corp. (a)	590	5,794
Rent-A-Center, Inc. (a)	11,040	212,520
Resources Connection, Inc. (a)	10,670	208,598
Robert Half International, Inc.	690	16,574
Rollins, Inc.	750	13,500
Service Corp. International	4,900	22,197
Spherion Corp. (a)	7,120	25,561
Standard Parking Corp. (a)	440	6,706
Steiner Leisure Ltd. (a)	2,550	80,682
Stewart Enterprises, Inc. Class A	13,190	46,033
Team, Inc. (a)	2,450	35,206
TeleTech Holdings, Inc. (a)	13,710	181,932
Ticketmaster (a)	5,380	28,299
Total System Services, Inc.	1,900	23,693
Tree.com, Inc. (a)	146	937
TrueBlue, Inc. (a)	14,590	141,669
United Rentals, Inc. (a)	13,495	81,780
Valassis Communications, Inc. (a)	260	1,344
Viad Corp.	6,270	119,632
VistaPrint Ltd. (a)	5,740	197,169
Volt Information Sciences, Inc. (a)	1,650	11,847
Watson Wyatt Worldwide, Inc. Class A	1,280	67,904
		5,667,875
Computers – 2.5%
3D Systems Corp. (a)	80	561
3PAR, Inc. (a)	1,630	12,486
Agilysys, Inc.	660	3,980
Brocade Communications Systems, Inc. (a)	22,810	131,842
CACI International, Inc. Class A (a)	400	15,820
Cadence Design Systems, Inc. (a)	15,240	85,039
Ciber, Inc. (a)	21,970	70,963
Cognizant Technology Solutions Corp. Class A (a)	660	16,361
Computer Sciences Corp. (a)	210	7,762
COMSYS IT Partners, Inc. (a)	1,290	6,811
Comtech Group, Inc. (a)	2,150	17,587
Echelon Corp. (a)	1,170	9,313
Electronics for Imaging, Inc. (a)	8,300	81,506
Furmanite Corp. (a)	1,090	4,316
Hutchinson Technology, Inc. (a)	60	115
iGate Corp.	4,400	16,676
Imation Corp.	5,270	52,700
Integral Systems, Inc. (a)	5,160	34,211
Jack Henry & Associates, Inc.	1,000	18,020
Lexmark International, Inc. Class A (a)	580	11,380
Manhattan Associates, Inc. (a)	5,040	83,765
Mastech Holdings, Inc. (a)	66	124
Maxwell Technologies, Inc. (a)	1,070	10,957
Mentor Graphics Corp. (a)	14,490	97,373
MICROS Systems, Inc. (a)	5,730	120,215
MTS Systems Corp.	1,920	40,570
NCI, Inc. Class A (a)	310	7,552
NCR Corp. (a)	2,620	26,593
Ness Technologies, Inc. (a)	2,720	10,037
Netezza Corp. (a)	4,440	35,920
Netscout Systems, Inc. (a)	1,890	16,991
Perot Systems Corp. Class A (a)	11,440	160,846
Rackable Systems, Inc. (a)	1,010	4,606
Radiant Systems, Inc. (a)	4,970	36,629
RadiSys Corp. (a)	840	6,023
Seagate Technology	5,300	43,248
Silicon Storage Technology, Inc. (a)	7,020	12,987
STEC, Inc. (a)	12,040	115,584
Sun Microsystems, Inc. (a)	10,040	91,966
SYKES Enterprises, Inc. (a)	2,230	43,842
Synaptics, Inc. (a)	7,080	229,958
Synopsys, Inc. (a)	950	20,691
Syntel, Inc.	1,620	44,906
Teradata Corp. (a)	1,760	29,427
Unisys Corp. (a)	31,170	38,027
Western Digital Corp. (a)	7,430	174,754
Xyratex Ltd. (a)	1,910	6,398
		2,107,438
Cosmetics & Personal Care – 0.1%
Bare Escentuals, Inc. (a)	5,980	55,374
Chattem, Inc. (a)	300	16,473

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Elizabeth Arden, Inc. (a)	3,330	$28,838
Inter Parfums, Inc.	3,730	28,945
		129,630
Distribution & Wholesale – 1.5%
Beacon Roofing Supply, Inc. (a)	7,210	114,639
BlueLinx Holdings, Inc. (a)	440	1,377
Brightpoint, Inc. (a)	10,200	53,142
Chindex International, Inc. (a)	640	5,242
Core-Mark Holding Co., Inc. (a)	760	14,569
Fastenal Co.	210	8,056
Fossil, Inc. (a)	4,280	86,285
Houston Wire & Cable Co.	5,510	53,116
Ingram Micro, Inc. Class A (a)	3,440	49,949
MWI Veterinary Supply, Inc. (a)	800	24,864
Owens & Minor, Inc.	1,530	53,060
ScanSource, Inc. (a)	4,480	110,701
Tech Data Corp. (a)	9,110	262,277
United Stationers, Inc. (a)	1,830	59,896
W.W. Grainger, Inc.	100	8,388
Watsco, Inc.	1,510	64,854
WESCO International, Inc. (a)	11,960	310,960
		1,281,375
Diversified Financial – 2.2%
Advanta Corp. Class B	4,670	5,464
Affiliated Managers Group, Inc. (a)	370	21,034
AmeriCredit Corp. (a)	19,110	194,349
Ameriprise Financial, Inc.	2,010	52,963
Asset Acceptance Capital Corp. (a)	3,160	26,196
BGC Partners, Inc. Class A	340	881
CIT Group, Inc.	30,420	67,532
Cohen & Steers, Inc.	2,960	43,571
Discover Financial Services	4,680	38,048
Eaton Vance Corp.	1,060	29,012
Encore Capital Group, Inc. (a)	620	5,419
Evercore Partners, Inc. Class A	1,110	20,957
Financial Federal Corp.	2,880	70,877
The First Marblehead Corp. (a)	4,530	8,698
GAMCO Investors, Inc. Class A	930	46,639
GFI Group, Inc.	5,710	23,297
Greenhill & Co., Inc.	500	38,765
Interactive Brokers Group, Inc. (a)	4,800	70,800
Invesco Ltd.	1,560	22,963
Investment Technology Group, Inc. (a)	2,560	58,317
Janus Capital Group, Inc.	9,300	93,279
KBW, Inc. (a)	580	14,030
Knight Capital Group, Inc. Class A (a)	4,280	66,297
LaBranche & Co., Inc. (a)	16,070	67,173
MarketAxess Holdings, Inc. (a)	1,740	16,687
MF Global Ltd. (a)	8,080	49,288
National Financial Partners Corp.	3,900	27,534
Nelnet, Inc. Class A (a)	1,300	7,839
NewStar Financial, Inc. (a)	390	885
Ocwen Financial Corp. (a)	11,240	124,989
Penson Worldwide, Inc. (a)	3,110	31,535
Piper Jaffray Cos. (a)	710	24,616
Portfolio Recovery Associates, Inc. (a)	150	5,246
Sanders Morris Harris Group, Inc.	670	3,028
Stifel Financial Corp. (a)	1,470	72,368
Student Loan Corp.	660	31,786
SWS Group, Inc.	7,060	90,297
Teton Advisors, Inc. (b)	16	36
Thomas Weisel Partners Group, Inc. (a)	680	3,074
TradeStation Group, Inc. (a)	120	973
US Global Investors, Inc. Class A	170	938
Virtus Investment Partners, Inc. (a)	593	6,731
Waddell & Reed Financial, Inc. Class A	5,260	117,877
World Acceptance Corp. (a)	5,570	165,318
		1,867,606
Electric – 0.6%
Avista Corp.	3,700	55,685
Black Hills Corp.	900	17,892
Calpine Corp. (a)	1,090	8,840
CH Energy Group, Inc.	1,330	59,105
Cleco Corp.	1,790	37,751
DTE Energy Co.	1,490	44,059
The Empire District Electric Co.	230	3,443
EnerNOC, Inc. (a)	680	11,880
IDACORP, Inc.	1,000	23,970
ITC Holdings Corp.	700	30,471
NRG Energy, Inc. (a)	420	7,552
Pike Electric Corp. (a)	4,720	48,993
PNM Resources, Inc.	2,700	23,004
Portland General Electric Co.	2,260	41,290
Reliant Energy, Inc. (a)	5,680	28,173
Unisource Energy Corp.	300	7,896
Westar Energy, Inc.	1,500	26,295
		476,299
Electrical Components & Equipment – 1.3%
Advanced Battery Technologies, Inc. (a)	950	2,613
Advanced Energy Industries, Inc. (a)	11,010	92,814
Belden, Inc.	12,930	208,432
C&D Technologies, Inc. (a)	2,560	5,606
Encore Wire Corp.	4,580	100,027
EnerSys (a)	6,830	116,451
Fushi Copperweld, Inc. (a)	190	965
Graftech International Ltd. (a)	27,700	243,483
Graham Corp.	1,730	21,625
Greatbatch, Inc. (a)	340	7,154
Hubbell, Inc. Class B	580	19,256
Insteel Industries, Inc.	7,250	54,013
Littelfuse, Inc. (a)	4,490	73,591
Molex, Inc.	2,940	49,010
Powell Industries, Inc. (a)	2,780	100,052
Valence Technology, Inc. (a)	3,430	7,683

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Vicor Corp.	2,270	$12,190
		1,114,965
Electronics – 3.5%
Agilent Technologies, Inc. (a)	3,940	71,944
American Science & Engineering, Inc.	190	11,449
Amphenol Corp. Class A	1,310	44,330
Analogic Corp.	4,170	151,788
Arrow Electronics, Inc. (a)	6,880	156,451
Avnet, Inc. (a)	1,590	34,805
AVX Corp.	1,740	17,417
Axsys Technologies, Inc. (a)	90	3,772
Badger Meter, Inc.	3,930	153,113
Bel Fuse, Inc. Class A	830	12,035
Benchmark Electronics, Inc. (a)	20,130	244,177
Brady Corp. Class A	2,400	50,568
Checkpoint Systems, Inc. (a)	1,300	15,795
China Security & Surveillance Technology, Inc. (a)	3,750	25,425
Coherent, Inc. (a)	4,460	84,740
CTS Corp.	9,250	56,147
Daktronics, Inc.	4,520	40,861
Dionex Corp. (a)	1,600	100,800
Dolby Laboratories, Inc. Class A (a)	410	16,453
Electro Scientific Industries, Inc. (a)	3,180	27,348
Faro Technologies, Inc. (a)	700	10,612
FEI Co. (a)	250	4,295
Garmin Ltd.	850	21,411
Gentex Corp.	1,750	23,397
II-VI, Inc. (a)	240	5,753
Itron, Inc. (a)	30	1,380
Jabil Circuit, Inc.	21,230	171,963
L-1 Identity Solutions, Inc. (a)	2,770	20,276
Methode Electronics, Inc.	10,600	63,812
Multi-Fineline Electronix, Inc. (a)	6,430	129,050
Nam Tai Electronics, Inc.	1,120	4,637
Newport Corp. (a)	3,340	16,667
OSI Systems, Inc. (a)	3,280	61,500
Park Electrochemical Corp.	2,480	51,088
Plexus Corp. (a)	5,320	117,838
Rofin-Sinar Technologies, Inc. (a)	8,270	176,234
Rogers Corp. (a)	340	8,653
Sanmina-SCI Corp. (a)	51,530	28,857
Stoneridge, Inc. (a)	6,080	14,045
Taser International, Inc. (a)	4,080	19,584
Technitrol, Inc.	7,930	32,275
Thomas & Betts Corp. (a)	3,440	107,053
Trimble Navigation Ltd. (a)	1,320	28,301
TTM Technologies, Inc. (a)	16,890	125,324
Tyco Electronics Ltd.	1,290	22,498
Varian, Inc. (a)	2,630	86,843
Vishay Intertechnology, Inc. (a)	38,180	224,116
Watts Water Technologies, Inc. Class A	1,210	26,935
Woodward Governor Co.	1,660	33,134
Zygo Corp. (a)	140	703
		2,957,652
Energy — Alternate Sources – 0.1%
Clean Energy Fuels Corp. (a)	2,140	18,104
FuelCell Energy, Inc. (a)	4,020	12,784
Headwaters, Inc. (a)	12,320	31,047
Plug Power, Inc. (a)	160	158
		62,093
Engineering & Construction – 1.2%
Chicago Bridge & Iron Co. NV	7,760	83,032
Dycom Industries, Inc. (a)	15,170	127,731
Emcor Group, Inc. (a)	13,430	279,210
ENGlobal Corp. (a)	5,300	30,581
Granite Construction, Inc.	1,790	70,615
Insituform Technologies, Inc. Class A (a)	4,120	63,160
Layne Christensen Co. (a)	2,250	48,735
Michael Baker Corp. (a)	2,630	88,368
Orion Marine Group, Inc. (a)	1,560	23,369
Perini Corp. (a)	12,100	209,330
The Shaw Group, Inc. (a)	1,250	41,912
		1,066,043
Entertainment – 0.8%
Ascent Media Corp. Series A (a)	430	11,077
Bally Technologies, Inc. (a)	5,430	142,157
Churchill Downs, Inc.	320	11,139
Dover Downs Gaming & Entertainment, Inc.	150	641
International Speedway Corp. Class A	1,780	42,150
Isle of Capri Casinos, Inc. (a)	1,830	19,654
Macrovision Solutions Corp. (a)	1,900	38,418
National CineMedia, Inc.	2,720	39,522
Pinnacle Entertainment, Inc. (a)	7,860	98,093
Shuffle Master, Inc. (a)	4,180	15,926
Speedway Motorsports, Inc.	4,460	66,900
Steinway Musical Instruments, Inc. (a)	1,460	19,608
Vail Resorts, Inc. (a)	3,820	111,544
Warner Music Group Corp. (a)	9,150	49,227
		666,056
Environmental Controls – 0.5%
American Ecology Corp.	4,960	81,939
Casella Waste Systems, Inc. Class A (a)	1,360	2,802
Clean Harbors, Inc. (a)	300	15,030
Darling International, Inc. (a)	26,070	149,120
Energy Recovery, Inc. (a)	730	5,752
EnergySolutions, Inc.	4,270	41,419
Fuel Tech, Inc. (a)	200	2,622
Met-Pro Corp.	180	1,834
Metalico, Inc. (a)	5,070	11,661
Mine Safety Appliances Co.	440	10,846
Rentech, Inc. (a)	40	24

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TETRA Technologies, Inc. (a)	1,300	$31,928
Waste Connections, Inc. (a)	1,200	30,936
Waste Services, Inc. (a)	1,120	6,048
		391,961
Foods – 1.1%
Arden Group, Inc. Class A	190	22,230
Calavo Growers, Inc.	100	1,421
Chiquita Brands International, Inc. (a)	10,970	83,043
ConAgra Foods, Inc.	2,340	41,418
Del Monte Foods Co.	4,560	34,428
Diamond Foods, Inc.	1,180	30,904
Flowers Foods, Inc.	1,700	39,270
Fresh Del Monte Produce, Inc. (a)	4,650	67,518
Great Atlantic & Pacific Tea Co. (a)	1,570	11,524
Ingles Markets, Inc. Class A	890	13,893
J&J Snack Foods Corp.	780	30,233
The J.M. Smucker Co.	190	7,486
Lancaster Colony Corp.	1,030	45,114
M&F Worldwide Corp. (a)	680	10,846
Nash Finch Co.	1,380	40,420
Ralcorp Holdings, Inc. (a)	2,180	124,609
Ruddick Corp.	580	14,883
Sanderson Farms, Inc.	300	11,970
Smart Balance, Inc. (a)	490	3,445
Smithfield Foods, Inc. (a)	3,070	26,525
Spartan Stores, Inc.	720	11,714
SUPERVALU, Inc.	2,080	34,008
TreeHouse Foods, Inc. (a)	2,880	76,579
United Natural Foods, Inc. (a)	100	2,278
Weis Markets, Inc.	600	22,194
Whole Foods Market, Inc.	5,090	105,515
Winn-Dixie Stores, Inc. (a)	2,750	31,515
		944,983
Forest Products & Paper – 0.8%
Buckeye Technologies, Inc. (a)	6,360	32,754
Clearwater Paper Corp. (a)	558	8,493
Deltic Timber Corp.	270	11,378
Domtar Corp. (a)	30,340	55,219
Glatfelter	6,130	54,434
MeadWestvaco Corp.	1,700	26,622
Mercer International, Inc. (a)	1,450	827
Neenah Paper, Inc.	1,130	5,661
Potlatch Corp.	1,940	57,055
Rock-Tenn Co. Class A	190	7,174
Schweitzer-Mauduit International, Inc.	1,280	29,402
Temple-Inland, Inc.	26,310	314,142
Wausau Paper Corp.	9,430	82,324
Weyerhaeuser Co.	500	17,630
Xerium Technologies, Inc. (a)	5,010	4,158
		707,273
Gas – 0.2%
The Laclede Group, Inc.	380	13,178
New Jersey Resources Corp.	1,200	39,504
Nicor, Inc.	800	25,712
Northwest Natural Gas Co.	300	12,270
Piedmont Natural Gas Co., Inc.	700	17,094
South Jersey Industries, Inc.	400	13,884
Southwest Gas Corp.	400	8,084
WGL Holdings, Inc.	800	24,912
		154,638
Hand & Machine Tools – 0.6%
Baldor Electric Co.	11,020	255,664
Franklin Electric Co., Inc.	190	4,501
K-Tron International, Inc. (a)	180	14,476
Kennametal, Inc.	8,780	179,551
Lincoln Electric Holdings, Inc.	1,450	64,569
Regal-Beloit Corp.	210	8,532
Thermadyne Holdings Corp. (a)	760	2,432
		529,725
Health Care — Products – 1.8%
Abaxis, Inc. (a)	1,380	20,866
AngioDynamics, Inc. (a)	1,600	20,272
Bruker Corp. (a)	2,060	13,555
Cardiac Science Corp. (a)	190	561
Cepheid, Inc. (a)	910	8,827
CONMED Corp. (a)	2,510	33,433
Cyberonics, Inc. (a)	4,000	52,960
ev3, Inc. (a)	1,750	14,630
Exactech, Inc. (a)	1,510	20,007
Genomic Health, Inc. (a)	200	4,500
Haemonetics Corp. (a)	880	45,434
Hanger Orthopedic Group, Inc. (a)	4,420	61,482
Hillenbrand Industries, Inc.	6,360	82,553
Hologic, Inc. (a)	1,500	22,290
ICU Medical, Inc. (a)	20	752
Immucor, Inc. (a)	2,430	39,585
Invacare Corp.	630	9,696
Inverness Medical Innovations, Inc. (a)	940	30,353
IRIS International, Inc. (a)	680	7,596
Kensey Nash Corp. (a)	3,620	75,803
Kinetic Concepts, Inc. (a)	2,420	59,919
Luminex Corp. (a)	3,330	54,645
Masimo Corp. (a)	1,710	49,419
Merit Medical Systems, Inc. (a)	3,800	58,938
Natus Medical, Inc. (a)	4,760	41,793
Orthofix International NV (a)	2,030	34,611
Palomar Medical Technologies, Inc. (a)	890	7,663
PSS World Medical, Inc. (a)	200	2,904
Quidel Corp. (a)	2,420	28,169
Somanetics Corp. (a)	2,580	41,822
SonoSite, Inc. (a)	1,960	35,358
Spectranetics Corp. (a)	50	195
Steris Corp.	8,350	201,235
Symmetry Medical, Inc. (a)	1,540	11,180
Synovis Life Technologies, Inc. (a)	1,930	29,297
Techne Corp.	650	37,193
The Cooper Cos., Inc.	3,260	93,725
Thoratec Corp. (a)	2,330	67,710
Varian Medical Systems, Inc. (a)	220	7,341
Vnus Medical Technologies, Inc. (a)	2,100	46,515
Volcano Corp. (a)	740	9,761

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
West Pharmaceutical Services, Inc.	400	$13,060
Wright Medical Group, Inc. (a)	1,050	14,437
Zoll Medical Corp. (a)	4,300	69,144
		1,581,189
Health Care — Services – 2.2%
Alliance HealthCare Services, Inc. (a)	3,390	26,679
AMERIGROUP Corp. (a)	6,610	197,441
AmSurg Corp. (a)	260	5,340
Brookdale Senior Living, Inc.	6,030	62,169
Centene Corp. (a)	8,000	146,960
CIGNA Corp.	2,660	52,429
Community Health Systems, Inc. (a)	2,050	46,822
Coventry Health Care, Inc. (a)	2,230	35,479
Gentiva Health Services, Inc. (a)	3,210	51,135
Health Management Associates, Inc. Class A (a)	17,030	79,530
Health Net, Inc. (a)	6,310	91,117
Healthways, Inc. (a)	5,900	61,537
Humana, Inc. (a)	840	24,175
Kindred Healthcare, Inc. (a)	10,700	139,314
LHC Group, Inc. (a)	2,180	49,748
Life Sciences Research, Inc. (a)	920	6,219
LifePoint Hospitals, Inc. (a)	5,430	140,366
Lincare Holdings, Inc. (a)	2,970	71,666
Magellan Health Services, Inc. (a)	820	24,239
Medcath Corp. (a)	2,020	20,442
Mednax, Inc. (a)	3,280	117,752
Molina Healthcare, Inc. (a)	3,880	84,002
Odyssey Healthcare, Inc. (a)	2,540	26,314
RehabCare Group, Inc. (a)	4,740	79,158
Res-Care, Inc. (a)	2,430	38,929
Skilled Healthcare Group, Inc. Class A (a)	680	5,936
Sun Healthcare Group, Inc. (a)	1,050	8,894
Triple-S Management Corp. Class B (a)	150	1,923
Universal Health Services, Inc. Class B	970	48,888
WellCare Health Plans, Inc. (a)	9,080	136,291
		1,880,894
Home Builders – 1.0%
Amrep Corp. (a)	230	4,276
Brookfield Homes Corp.	360	1,890
Centex Corp.	6,350	69,469
Champion Enterprises, Inc. (a)	12,390	7,186
D.R. Horton, Inc.	680	8,874
KB Home	4,150	74,990
Lennar Corp. Class A	18,040	175,710
M/I Homes, Inc.	2,240	34,205
Meritage Home Corp. (a)	6,440	134,016
Palm Harbor Homes, Inc. (a)	910	2,766
The Ryland Group, Inc.	6,690	138,550
Thor Industries, Inc.	8,740	200,933
Winnebago Industries, Inc.	3,510	30,923
		883,788
Home Furnishing – 0.6%
American Woodmark Corp.	1,170	24,219
DTS, Inc. (a)	2,490	66,359
Ethan Allen Interiors, Inc.	2,450	32,953
Furniture Brands International, Inc.	7,890	24,932
Harman International Industries, Inc.	11,950	217,370
Hooker Furniture Corp.	2,730	31,996
Kimball International, Inc. Class B	3,050	16,745
La-Z-Boy, Inc.	13,620	36,229
Sealy Corp. (a)	5,360	18,974
Tempur-Pedic International, Inc.	2,340	30,092
		499,869
Household Products – 1.1%
ACCO Brands Corp. (a)	5,320	11,119
American Greetings Corp. Class A	18,000	141,300
Blyth, Inc.	2,905	128,053
Central Garden & Pet Co. Class A (a)	11,230	101,856
CSS Industries, Inc.	1,390	27,605
Ennis, Inc.	3,140	28,260
Helen of Troy Ltd. (a)	4,460	71,137
Jarden Corp. (a)	8,530	171,453
Prestige Brands Holdings, Inc. (a)	6,860	44,316
The Standard Register Co.	6,220	32,468
Tupperware Brands Corp.	5,190	129,906
WD-40 Co.	1,390	37,613
		925,086
Housewares – 0.3%
National Presto Industries, Inc.	760	54,157
The Toro Co.	7,060	214,483
		268,640
Insurance – 4.4%
Alleghany Corp. (a)	120	30,439
Allied World Assurance Holdings Ltd.	2,390	88,765
American Equity Investment Life Holding Co.	10,900	61,367
American Financial Group, Inc.	1,680	29,534
American National Insurance	550	37,328
American Physicians Capital, Inc.	1,770	73,738
Amerisafe, Inc. (a)	6,160	94,618
Amtrust Financial Services, Inc.	7,470	68,201
Aspen Insurance Holdings Ltd.	9,820	231,556
Assurant, Inc.	2,180	53,279
Assured Guaranty Ltd.	2,260	21,832
Cincinnati Financial Corp.	310	7,425
CNA Financial Corp.	3,000	35,910
CNA Surety Corp. (a)	4,990	96,057
Conseco, Inc. (a)	31,790	50,864
Crawford & Co. (a)	480	2,856
Delphi Financial Group, Inc. Class A	10,680	184,444
eHealth, Inc. (a)	410	7,868
EMC Insurance Group, Inc.	110	2,493

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Employers Holdings, Inc.	5,050	$42,117
Endurance Specialty Holdings Ltd.	1,810	47,350
FBL Financial Group, Inc. Class A	3,670	21,103
Fidelity National Financial, Inc. Class A	1,810	32,815
First American Corp.	620	17,410
FPIC Insurance Group, Inc. (a)	1,770	54,056
Genworth Financial, Inc. Class A	10,470	24,709
Greenlight Capital Re Ltd. (a)	280	4,334
Hallmark Financial Services, Inc. (a)	960	6,451
Harleysville Group, Inc.	1,490	43,091
Horace Mann Educators Corp.	8,400	73,752
Infinity Property & Casualty Corp.	2,630	92,681
IPC Holdings Ltd.	6,870	178,895
Life Partners Holdings, Inc.	1,520	28,454
Lincoln National Corp.	1,320	14,837
Maiden Holdings Ltd.	470	2,120
Max Capital Group Ltd.	14,770	244,443
Meadowbrook Insurance Group, Inc.	2,455	14,607
Mercury General Corp.	480	16,214
MGIC Investment Corp.	10,830	27,725
Montpelier Re Holdings Ltd.	1,960	24,422
National Interstate Corp.	1,370	22,125
National Western Life Insurance Co. Class A	40	4,556
Navigators Group, Inc. (a)	1,470	66,709
Odyssey Re Holdings Corp.	1,300	49,777
Old Republic International Corp.	1,280	11,994
OneBeacon Insurance Group Ltd.	4,730	54,963
The Phoenix Companies, Inc.	9,440	14,726
Platinum Underwriters Holdings Ltd.	5,520	158,810
PMA Capital Corp. Class A (a)	1,800	6,750
The PMI Group, Inc.	13,950	8,789
Presidential Life Corp.	1,540	16,463
Principal Financial Group, Inc.	940	15,360
ProAssurance Corp. (a)	2,070	90,956
Protective Life Corp.	19,550	167,543
Radian Group, Inc.	15,780	27,299
RLI Corp.	670	32,180
Safety Insurance Group, Inc.	2,140	70,727
SeaBright Insurance Holdings, Inc. (a)	3,590	33,315
Selective Insurance Group	5,990	88,412
StanCorp Financial Group, Inc.	4,670	128,098
State Auto Financial Corp.	630	10,225
Stewart Information Services Corp.	2,390	54,038
Tower Group, Inc.	400	10,876
Transatlantic Holdings, Inc.	610	23,137
United America Indemnity Ltd. Class A (a)	8,118	41,158
United Fire & Casualty Co.	760	14,189
Unitrin, Inc.	9,590	163,030
Universal American Corp. (a)	5,900	60,947
Unum Group	2,860	46,732
Validus Holdings Ltd.	2,110	47,264
Wesco Financial Corp.	10	2,989
White Mountains Insurance Group Ltd.	80	15,306
XL Capital Ltd. Class A	1,430	13,599
		3,763,202
Internet – 3.4%
1-800-Flowers.com, Inc. Class A (a)	9,840	28,733
Akamai Technologies, Inc. (a)	2,320	51,086
Art Technology Group, Inc. (a)	12,300	38,622
Asiainfo Holdings, Inc. (a)	3,620	60,635
Avocent Corp. (a)	13,480	194,651
Bidz.com, Inc. (a)	560	2,307
Blue Coat Systems, Inc. (a)	4,100	54,366
Blue Nile, Inc. (a)	2,500	106,400
Cogent Communications Group, Inc. (a)	7,700	64,988
Comscore, Inc. (a)	1,590	20,288
CyberSources Corp. (a)	800	11,688
DealerTrack Holdings, Inc. (a)	1,910	28,994
Digital River, Inc. (a)	3,260	125,249
EarthLink, Inc. (a)	15,370	116,505
eResearch Technology, Inc. (a)	5,870	29,761
Expedia, Inc. (a)	6,810	92,684
Global Sources Ltd. (a)	6,831	30,398
i2 Technologies, Inc. (a)	620	5,530
Imergent, Inc.	1,710	11,731
InfoSpace, Inc. (a)	240	1,591
Internap Network Services Corp. (a)	810	2,252
j2 Global Communications, Inc. (a)	7,380	177,046
The Knot, Inc. (a)	700	6,349
Liberty Media Holding Corp. Interactive Class A (a)	6,710	35,563
Limelight Networks, Inc. (a)	50	245
Liquidity Services, Inc. (a)	560	4,217
LoopNet, Inc. (a)	3,900	33,501
Mercadolibre, Inc. (a)	3,180	86,909
ModusLink Global Solutions, Inc. (a)	4,380	16,206
Move, Inc. (a)	3,720	7,626
Navisite, Inc. (a)	1,500	570
Netflix, Inc. (a)	4,400	199,364
NIC, Inc.	3,580	19,332
NutriSystem, Inc.	5,060	69,524
Online Resources Corp. (a)	150	644
Orbitz Worldwide, Inc. (a)	1,750	3,325
Overstock.com, Inc. (a)	3,640	49,067
Perficient, Inc. (a)	1,190	8,294
RealNetworks, Inc. (a)	2,240	5,510
S1 Corp. (a)	15,190	94,178
Sapient Corp. (a)	25,680	131,739
Shutterfly, Inc. (a)	3,000	38,430
Sohu.com, Inc. (a)	1,480	77,182
SonicWALL, Inc. (a)	9,790	53,160
Sourcefire, Inc. (a)	120	1,300
Stamps.com, Inc. (a)	4,450	41,652
TheStreet.com, Inc.	1,710	3,642
Thinkorswim Group, Inc. (a)	3,250	30,875

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TIBCO Software, Inc. (a)	40,670	$257,035
United Online, Inc.	10,634	56,360
Valueclick, Inc. (a)	22,090	234,154
Vignette Corp. (a)	4,210	34,775
Vocus, Inc. (a)	2,480	42,160
Zix Corp. (a)	1,220	1,476
		2,899,869
Investment Companies – 0.1%
Allied Capital Corp.	10,330	25,412
Apollo Investment Corp.	17,070	81,936
Ares Capital Corp.	1,230	7,220
NGP Capital Resources Co.	440	3,089
		117,657
Iron & Steel – 1.1%
AK Steel Holding Corp.	16,430	213,754
Allegheny Technologies, Inc.	1,210	39,603
Carpenter Technology Corp.	11,300	233,571
General Steel Holdings, Inc. (a)	1,510	8,788
Olympic Steel, Inc.	4,660	85,465
Reliance Steel & Aluminum Co.	2,370	83,495
Schnitzer Steel Industries, Inc. Class A	4,870	241,357
Shiloh Industries, Inc. (a)	300	750
Steel Dynamics, Inc.	830	10,334
Sutor Technology Group Ltd. (a)	100	225
United States Steel Corp.	760	20,178
Universal Stainless & Alloy (a)	660	8,844
		946,364
Leisure Time – 0.9%
Brunswick Corp.	29,540	176,649
Callaway Golf Co.	14,310	108,040
Interval Leisure Group, Inc. (a)	880	7,049
Life Time Fitness, Inc. (a)	3,520	66,035
Polaris Industries, Inc.	4,680	156,546
Royal Caribbean Cruises Ltd.	3,990	58,773
Town Sports International Holdings, Inc. (a)	1,300	4,485
WMS Industries, Inc. (a)	5,010	160,871
		738,448
Lodging – 0.7%
Ameristar Casinos, Inc.	2,390	49,043
Boyd Gaming Corp.	19,990	183,708
Gaylord Entertainment Co. (a)	1,400	19,516
Marcus Corp.	1,490	18,923
Orient-Express Hotels Ltd.	8,150	52,731
Wyndham Worldwide Corp.	24,980	291,766
		615,687
Machinery — Construction & Mining – 0.1%
Bucyrus International, Inc. Class A	400	8,684
Terex Corp. (a)	6,750	93,150
		101,834
Machinery — Diversified – 2.0%
AGCO Corp. (a)	1,320	32,076
Altra Holdings, Inc. (a)	4,170	22,810
Applied Industrial Technologies, Inc.	2,790	62,775
Briggs & Stratton Corp.	9,010	134,069
Cascade Corp.	1,230	29,729
Chart Industries, Inc. (a)	10,910	150,885
Cognex Corp.	2,930	41,225
Columbus McKinnon Corp. (a)	7,170	92,923
Cummins, Inc.	2,490	84,660
DXP Enterprises, Inc. (a)	1,050	13,944
Gardner Denver, Inc. (a)	9,700	258,214
Gerber Scientific, Inc. (a)	1,300	5,135
Gorman-Rupp Co.	2,740	58,362
Graco, Inc.	1,360	32,082
Hurco Cos., Inc. (a)	690	10,578
Intermec, Inc. (a)	70	846
Kadant, Inc. (a)	4,280	52,815
Lindsay Corp.	1,750	68,092
The Manitowoc Co., Inc.	18,050	107,397
NACCO Industries, Inc. Class A	970	37,103
Nordson Corp.	2,410	87,435
Robbins & Myers, Inc.	8,420	159,559
Sauer-Danfoss, Inc.	3,520	14,608
Tecumseh Products Co. Class A (a)	5,480	55,951
Tennant Co.	2,110	31,376
Twin Disc, Inc.	590	4,024
Wabtec Corp.	1,070	40,810
Zebra Technologies Corp. Class A (a)	1,810	38,462
		1,727,945
Manufacturing – 2.8%
A.O. Smith Corp.	3,400	105,706
Actuant Corp. Class A	7,630	93,544
Acuity Brands, Inc.	8,710	250,325
American Railcar Industries, Inc.	570	5,198
Ameron International Corp.	2,740	162,126
AZZ, Inc. (a)	1,730	53,509
Barnes Group, Inc.	10,190	144,290
Blount International, Inc. (a)	7,810	49,984
The Brink's Co.	850	24,098
Carlisle Cos., Inc.	390	8,873
Ceradyne, Inc. (a)	8,340	143,782
Clarcor, Inc.	900	27,972
Colfax Corp. (a)	3,610	31,154
Crane Co.	2,890	66,730
Dover Corp.	1,530	47,093
Eastman Kodak Co.	10,050	30,653
EnPro Industries, Inc. (a)	7,000	111,720
Federal Signal Corp.	12,780	99,301
GenTek, Inc. (a)	170	3,245
Griffon Corp. (a)	4,630	40,142
Harsco Corp.	2,030	55,926
Ingersoll-Rand Co. Ltd. Class A	1,820	39,621
John Bean Technologies Corp.	1,847	20,354
Koppers Holdings, Inc.	2,010	38,110
LSB Industries, Inc. (a)	3,650	43,727
Lydall, Inc. (a)	2,180	9,352
McCoy Corp.	6,200	7,633
Myers Industries, Inc.	5,710	57,271
Parker Hannifin Corp.	710	32,199
Polypore International, Inc. (a)	1,850	13,949
Raven Industries, Inc.	1,780	42,542
Reddy Ice Holdings, Inc.	670	1,508
Smith & Wesson Holding Corp. (a)	5,090	36,495

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Standex International Corp.	1,250	$17,338
Textron, Inc.	14,510	155,692
Tredegar Corp.	7,800	137,124
Trimas Corp. (a)	10	25
Trinity Industries, Inc.	10,470	152,967
		2,361,278
Media – 0.9%
Acacia Research - Acacia Technologies (a)	2,190	9,483
Belo Corp. Class A	15,440	26,248
Central European Media Enterprises Ltd. (a)	1,280	21,005
CKX, Inc. (a)	180	970
Courier Corp.	460	7,213
Cox Radio, Inc. Class A (a)	5,090	24,432
CTC Media, Inc. (a)	590	4,626
Cumulus Media, Inc. Class A (a)	3,200	3,936
Discovery Communications, Inc., Series A (a)	840	15,952
The E.W. Scripps Co. Class A	8,350	16,449
Entercom Communications Corp.	1,340	2,224
Entravision Communications Corp. Class A (a)	18,520	9,445
FactSet Research Systems, Inc.	540	28,939
Fisher Communications, Inc.	80	965
Gannett Co., Inc.	1,990	7,781
Hearst-Argyle Television, Inc.	580	2,610
Journal Communications, Inc. Class A	1,750	2,712
Liberty Media Corp. Capital Class A (a)	5,120	59,904
Lin TV Corp. Class A (a)	2,680	4,288
The McClatchy Co. Class A	8,940	4,738
Media General, Inc. Class A	2,200	5,720
Mediacom Communications Corp. (a)	5,030	28,621
Meredith Corp.	10,050	252,054
Scholastic Corp.	9,050	178,556
Scripps Networks Interactive Class A	630	17,287
Sinclair Broadcast Group, Inc. Class A	13,780	15,296
		751,454
Metal Fabricate & Hardware – 1.7%
A.M. Castle & Co.	5,430	52,617
Ampco-Pittsburgh Corp.	3,530	85,991
Circor International, Inc.	5,480	141,000
Commercial Metals Co.	7,490	111,451
Dynamic Materials Corp.	250	4,010
Haynes International, Inc. (a)	3,370	76,095
L.B. Foster Co. Class A (a)	2,010	65,828
Ladish Co., Inc. (a)	930	7,040
Mueller Industries, Inc.	7,690	168,949
Mueller Water Products, Inc. Class A	19,460	81,537
NN, Inc.	1,600	2,096
Northwest Pipe Co. (a)	2,400	91,032
RBC Bearings, Inc. (a)	360	6,660
Sims Group Ltd. Sponsored ADR (Australia)	7,710	111,487
Sun Hydraulics Corp.	5,360	97,016
Timken Co.	12,880	207,110
Worthington Industries, Inc.	7,490	111,601
		1,421,520
Mining – 0.7%
Allied Nevada Gold Corp. (a)	530	2,862
Amcol International Corp.	280	5,426
Amerigo Resources Ltd.	15,600	4,181
Brush Engineered Materials, Inc. (a)	5,470	92,552
Farallon Resources Ltd. (a)	20,100	4,546
Hecla Mining Co. (a)	9,030	22,304
Horsehead Holding Corp. (a)	2,350	16,779
Kaiser Aluminum Corp.	1,850	54,649
Redcorp Ventures Ltd.	89,600	375
Royal Gold, Inc.	1,600	57,856
RTI International Metals, Inc. (a)	8,490	110,455
Stillwater Mining Co. (a)	11,220	50,602
Titanium Metals Corp.	13,450	91,326
USEC, Inc. (a)	15,230	94,274
		608,187
Office Equipment/Supplies – 0.0%
Xerox Corp.	6,030	36,843
Office Furnishings – 0.8%
Herman Miller, Inc.	14,750	219,332
HNI Corp.	10,690	165,695
Interface, Inc. Class A	19,760	114,410
Knoll, Inc.	7,900	55,932
Steelcase, Inc. Class A	29,120	131,914
		687,283
Oil & Gas – 2.8%
Abraxas Petroleum Corp. (a)	1,520	1,338
Arena Resources, Inc. (a)	70	2,007
Atlas America, Inc.	390	6,068
ATP Oil & Gas Corp. (a)	8,160	58,426
Berry Petroleum Co. Class A	9,970	164,306
Bill Barrett Corp. (a)	520	13,510
Brigham Exploration Co. (a)	7,450	17,433
Bronco Drilling Co., Inc. (a)	2,660	14,603
Callon Petroleum Co. (a)	3,240	5,702
Cimarex Energy Co.	3,130	84,197
Comstock Resources, Inc. (a)	1,230	42,386
Contango Oil & Gas Co. (a)	1,190	45,089
CVR Energy, Inc. (a)	11,540	84,935
Delek US Holdings, Inc.	7,660	78,668
Denbury Resources, Inc. (a)	3,730	60,724
Encore Acquisition Co. (a)	2,310	67,429
ENSCO International, Inc.	1,311	37,075
EXCO Resources, Inc. (a)	1,930	22,735
Frontier Oil Corp.	7,280	92,529
Galleon Energy, Inc. Class A (a)	8,100	32,157
Gasco Energy, Inc. (a)	12,100	6,050

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Georesources, Inc. (a)	1,060	$7,526
Gulfport Energy Corp. (a)	250	743
Helmerich & Payne, Inc.	540	16,643
Hercules Offshore, Inc. (a)	6,580	21,056
Holly Corp.	4,380	91,805
Houston American Energy Corp.	40	82
Jura Energy Corp.	13,900	1,048
Mariner Energy, Inc. (a)	13,860	157,727
McMoRan Exploration Co. (a)	1,490	8,180
Meridian Resource Corp. (a)	3,220	869
Midnight Oil Exploration Ltd.	2,800	2,463
Oilsands Quest, Inc. (a)	2,120	1,590
Paramount Resources Ltd. Class A (a)	600	2,849
Parker Drilling Co. (a)	26,380	72,809
Patterson-UTI Energy, Inc.	4,340	55,161
Penn Virginia Corp.	2,460	34,612
Petroleum Development Corp. (a)	520	8,429
PetroQuest Energy, Inc. (a)	1,840	5,538
Pioneer Drilling Co. (a)	6,690	33,450
Precision Drilling Trust	27,685	130,396
Pride International, Inc. (a)	190	4,313
Rosetta Resources, Inc. (a)	14,380	101,379
St. Mary Land & Exploration Co.	2,590	46,283
Stone Energy Corp. (a)	7,506	32,351
Swift Energy Co. (a)	4,670	50,529
Tesoro Corp.	1,550	23,638
TriStar Oil & Gas Ltd. (a)	1,100	9,904
Unit Corp. (a)	5,090	138,906
VAALCO Energy, Inc. (a)	15,970	76,177
Vero Energy, Inc. (a)	6,100	19,312
W&T Offshore, Inc.	8,170	75,818
Warren Resources, Inc. (a)	1,470	2,352
Western Refining, Inc. (a)	12,410	156,242
Whiting Petroleum Corp. (a)	710	23,260
		2,350,807
Oil & Gas Services – 3.0%
Allis-Chalmers Energy, Inc. (a)	5,800	11,194
Basic Energy Services, Inc. (a)	6,910	70,482
BJ Services Co.	2,060	28,613
Cal Dive International, Inc. (a)	1,560	12,355
Complete Production Services, Inc. (a)	14,630	97,728
Dawson Geophysical Co. (a)	1,580	31,063
Dresser-Rand Group, Inc. (a)	2,570	63,299
Dril-Quip, Inc. (a)	6,060	208,343
Exterran Holdings, Inc. (a)	11,760	242,844
Forbes Energy Services Ltd.	15,600	15,287
Forbes Energy Services Ltd. (a)	3,200	3,136
Global Industries Ltd. (a)	20,110	130,112
Gulf Island Fabrication, Inc.	5,110	66,123
Helix Energy Solutions Group, Inc. (a)	21,230	192,981
Hornbeck Offshore Services, Inc. (a)	1,620	37,633
ION Geophysical Corp. (a)	3,850	9,625
Key Energy Services, Inc. (a)	28,790	126,388
Lufkin Industries, Inc.	220	7,678
Matrix Service Co. (a)	4,940	47,325
NATCO Group, Inc. Class A (a)	2,630	63,278
Natural Gas Services Group, Inc. (a)	2,320	23,154
Newpark Resources, Inc. (a)	16,190	45,332
North American Energy Partners, Inc. (a)	2,720	10,744
Oceaneering International, Inc. (a)	950	43,291
Oil States International, Inc. (a)	10,820	204,498
RPC, Inc.	1,700	18,190
SEACOR Holdings, Inc. (a)	3,570	234,620
Superior Energy Services, Inc. (a)	11,360	218,226
Superior Well Services, Inc. (a)	30	321
T-3 Energy Services, Inc. (a)	2,860	38,410
Technicoil Corp. (a)	17,900	5,997
TETRA Technologies, Inc. (a)	20,880	119,434
Tidewater, Inc.	640	27,680
Union Drilling, Inc. (a)	4,160	24,918
Willbros Group, Inc. (a)	9,680	110,933
		2,591,235
Packaging & Containers – 0.1%
Bway Holding Co. (a)	550	5,126
Packaging Corp. of America	2,440	38,723
Sonoco Products Co.	1,210	29,536
		73,385
Pharmaceuticals – 2.1%
Adolor Corp. (a)	6,410	14,423
Akorn, Inc. (a)	440	370
Align Technology, Inc. (a)	1,550	19,236
Allos Therapeutics, Inc. (a)	4,600	28,198
Alnylam Pharmaceuticals, Inc. (a)	1,200	22,044
Array Biopharma, Inc. (a)	2,330	6,827
Auxilium Pharmaceuticals, Inc. (a)	2,320	53,128
Cadence Pharmaceuticals, Inc. (a)	300	3,036
Cubist Pharmaceuticals, Inc. (a)	6,350	105,410
Cypress Bioscience, Inc. (a)	2,330	16,776
Emergent Biosolutions, Inc. (a)	4,330	46,374
Endo Pharmaceuticals Holdings, Inc. (a)	3,430	56,732
Forest Laboratories, Inc. (a)	2,070	44,898
HealthExtras, Inc. (a)	1,340	30,217
Herbalife Ltd.	8,940	177,191

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Indevus Pharmaceuticals, Inc. (b)	300	$3
Isis Pharmaceuticals, Inc. (a)	2,740	42,963
K-V Pharmaceutical Co. Class A (a)	380	532
MannKind Corp. (a)	1,480	6,053
Medicis Pharmaceutical Corp. Class A	3,720	59,780
Medivation, Inc. (a)	3,080	59,536
MiddleBrook Pharmaceuticals, Inc. (a)	1,620	2,284
Nabi Biopharmaceuticals (a)	1,560	5,366
NBTY, Inc. (a)	6,400	165,824
Nektar Therapeutics (a)	2,120	11,872
Noven Pharmaceuticals, Inc. (a)	5,370	55,418
Obagi Medical Products, Inc. (a)	170	1,022
Omega Protein Corp. (a)	4,930	15,727
Onyx Pharmaceuticals, Inc. (a)	900	23,310
Optimer Pharmaceuticals, Inc. (a)	2,360	32,969
OSI Pharmaceuticals, Inc. (a)	3,040	102,053
Osiris Therapeutics, Inc. (a)	1,290	16,344
Pain Therapeutics, Inc. (a)	3,200	15,168
PetMed Express, Inc. (a)	2,370	38,536
PharMerica Corp. (a)	6,290	114,793
Pozen, Inc. (a)	1,840	14,094
Progenics Pharmaceuticals, Inc. (a)	2,750	15,070
Questcor Pharmaceuticals, Inc. (a)	4,330	19,485
Rigel Pharmaceuticals, Inc. (a)	3,330	22,111
Salix Pharmaceuticals Ltd. (a)	3,300	36,300
Savient Pharmaceuticals, Inc. (a)	12,430	65,631
Sirona Dental Systems, Inc. (a)	990	16,196
Theravance, Inc. (a)	2,750	39,408
United Therapeutics Corp. (a)	700	43,967
Valeant Pharmaceuticals International (a)	4,690	78,605
Viropharma, Inc. (a)	1,560	8,783
VIVUS, Inc. (a)	6,920	27,749
		1,781,812
Pipelines – 0.0%
Crosstex Energy, Inc.	5,150	10,146
Real Estate – 0.3%
Avatar Holdings, Inc. (a)	300	5,574
CB Richard Ellis Group, Inc. Class A (a)	1,890	14,175
Consolidated-Tomoka Land Co.	60	2,087
Forest City Enterprises, Inc. Class A	7,060	59,516
Forestar Real Estate Group, Inc. (a)	4,540	58,384
Hilltop Holdings, Inc. (a)	490	5,552
Jones Lang Lasalle, Inc.	3,780	121,981
		267,269
Real Estate Investment Trusts (REITS) – 2.7%
Acadia Realty Trust	1,253	18,169
Agree Realty Corp.	900	14,364
Alexander's, Inc.	40	8,723
Alexandria Real Estate Equities, Inc.	1,550	56,544
American Campus Communities, Inc.	1,200	26,016
Arbor Realty Trust, Inc.	190	534
Ashford Hospitality Trust	6,270	18,935
Associated Estates Realty Corp.	780	4,329
BioMed Realty Trust, Inc.	6,360	72,568
CapitalSource, Inc.	22,930	70,854
CapLease, Inc.	2,380	7,069
Cedar Shopping Centers, Inc.	1,420	5,098
Colonial Properties Trust	1,330	9,629
Corporate Office Properties Trust	2,483	75,880
DCT Industrial Trust, Inc.	5,100	22,542
DiamondRock Hospitality Co.	8,940	58,021
Eastgroup Properties	1,860	62,515
Entertainment Properties Trust	4,370	100,991
Equity Lifestyle Properties, Inc.	410	16,265
Equity One, Inc.	500	7,440
Extra Space Storage, Inc.	10,410	74,015
FelCor Lodging Trust, Inc.	9,480	18,770
First Industrial Realty Trust, Inc.	4,060	15,306
First Potomac Realty Trust	640	6,266
Glimcher Realty Trust	660	1,617
Healthcare Realty Trust, Inc.	5,350	89,826
Hersha Hospitality Trust	1,410	5,147
Highwoods Properties, Inc.	4,250	101,957
Home Properties, Inc.	2,540	92,558
Inland Real Estate Corp.	6,310	55,402
Kite Realty Group Trust	2,710	9,485
LaSalle Hotel Properties	3,170	37,913
Lexington Realty Trust	5,768	22,207
LTC Properties, Inc.	2,020	36,380
Medical Properties Trust, Inc.	8,280	44,215
Mid-America Apartment Communities, Inc.	2,520	93,215
National Health Investors, Inc.	300	8,046
National Retail Properties, Inc.	5,610	99,521
Nationwide Health Properties, Inc.	4,100	101,229
Omega Healthcare Investors, Inc.	3,790	59,579
Parkway Properties, Inc.	2,780	38,559
Pennsylvania Real Estate Investment Trust	2,790	21,622
Post Properties, Inc.	680	8,677
PS Business Parks, Inc.	900	39,375
Ramco-Gershenson Properties Trust	1,020	11,220
Realty Income Corp.	3,250	72,572
Redwood Trust, Inc.	1,700	27,659
Saul Centers, Inc.	420	13,373

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Senior Housing Properties Trust	8,750	$143,412
SL Green Realty Corp.	4,750	83,885
Sovran Self Storage, Inc.	2,330	52,518
Strategic Hotels & Resorts, Inc.	5,280	4,435
Sunstone Hotel Investors, Inc.	4,269	22,583
Tanger Factory Outlet Centers, Inc.	810	26,989
Taubman Centers, Inc.	1,100	26,202
Universal Health Realty Income Trust	70	2,241
Urstadt Biddle Properties, Inc. Class A	170	2,611
Walter Investment Management Corp. (a)	449	3,592
Washington Real Estate Investment Trust	2,630	56,098
		2,286,763
Retail – 10.4%
99 Cents Only Stores (a)	1,290	13,855
Abercrombie & Fitch Co. Class A	1,280	34,637
Aeropostale, Inc. (a)	7,210	244,924
AFC Enterprises (a)	320	1,987
America's Car-Mart, Inc. (a)	2,680	43,470
American Eagle Outfitters, Inc.	2,080	30,826
AnnTaylor Stores Corp. (a)	22,280	164,649
Asbury Automotive Group, Inc.	8,540	82,582
AutoNation, Inc. (a)	5,220	92,446
Barnes & Noble, Inc.	6,170	161,160
bebe Stores, Inc.	4,430	40,756
Big 5 Sporting Goods Corp.	400	3,292
Big Lots, Inc. (a)	7,120	196,797
BJ's Restaurants, Inc. (a)	2,620	43,204
Blockbuster, Inc. Class A (a)	9,230	7,384
Bob Evans Farms, Inc.	9,030	218,977
Books-A-Million, Inc.	400	2,296
Borders Group, Inc. (a)	5,230	14,278
Brinker International, Inc.	8,960	158,771
Brown Shoe Co., Inc.	17,040	109,567
The Buckle, Inc.	7,555	282,330
Buffalo Wild Wings, Inc. (a)	2,180	85,107
Cabelas, Inc. (a)	5,460	69,943
California Pizza Kitchen, Inc. (a)	4,060	63,783
Casey's General Stores, Inc.	4,110	109,367
Cash America International, Inc.	7,580	169,489
Cato Corp. Class A	2,360	45,359
CEC Entertainment, Inc. (a)	3,840	116,966
Charlotte Russe Holding, Inc. (a)	4,110	51,580
Charming Shoppes, Inc. (a)	14,480	50,535
Chico's FAS, Inc. (a)	11,690	89,312
Children's Place (a)	9,240	262,786
Christopher & Banks Corp.	6,540	36,362
Citi Trends, Inc. (a)	5,450	133,852
CKE Restaurants, Inc.	6,410	61,344
Coach, Inc. (a)	2,880	70,560
Coldwater Creek, Inc. (a)	12,210	42,124
Collective Brands, Inc. (a)	8,990	130,535
Conn's, Inc. (a)	3,070	50,471
Copart, Inc. (a)	890	27,937
Cracker Barrel Old Country Store, Inc.	4,433	144,560
Denny's Corp. (a)	20,480	54,886
Dillard's, Inc. Class A	24,020	185,194
DineEquity, Inc.	880	28,195
Dress Barn, Inc. (a)	16,370	247,842
Ezcorp, Inc. (a)	60	743
Family Dollar Stores, Inc.	420	13,940
The Finish Line, Inc. Class A	11,340	96,390
First Cash Financial Services, Inc. (a)	1,520	24,989
Foot Locker, Inc.	9,420	112,004
Fred's, Inc. Class A	11,400	155,724
GameStop Corp. Class A (a)	860	25,938
Genesco, Inc. (a)	5,320	121,190
Group 1 Automotive, Inc.	7,180	152,934
Guess?, Inc.	1,120	29,165
The Gymboree Corp. (a)	3,100	106,640
Haverty Furniture Cos., Inc.	6,880	74,648
hhgregg, Inc. (a)	2,100	34,860
Hot Topic, Inc. (a)	4,920	60,221
HSN, Inc. (a)	2,300	15,893
Insight Enterprises, Inc. (a)	7,370	42,156
Jack in the Box, Inc. (a)	1,860	45,737
Jo-Ann Stores, Inc. (a)	3,850	70,532
Jones Apparel Group, Inc.	23,800	219,912
Jos. A. Bank Clothiers, Inc. (a)	610	24,668
Kenneth Cole Productions, Inc. Class A	1,490	10,311
Krispy Kreme Doughnuts, Inc. (a)	7,150	28,171
Limited Brands, Inc.	3,160	36,087
Liz Claiborne, Inc.	42,350	200,739
Men's Wearhouse, Inc.	11,390	212,310
Movado Group, Inc.	1,900	17,423
New York & Co., Inc. (a)	11,700	67,860
Nu Skin Enterprises, Inc. Class A	1,760	22,563
O'Charley's, Inc.	730	5,088
Office Depot, Inc. (a)	38,440	99,560
OfficeMax, Inc.	530	3,949
Pacific Sunwear of California (a)	13,600	55,080
Panera Bread Co. Class A (a)	320	17,923
The Pantry, Inc. (a)	6,270	148,097
Papa John's International, Inc. (a)	2,130	56,530
PC Connection, Inc. (a)	960	4,752
Penske Auto Group, Inc.	8,400	111,300
The PEP Boys-Manny Moe & Jack	9,420	69,708
Phillips-Van Heusen Corp.	7,760	225,273
Polo Ralph Lauren Corp.	630	33,919
PriceSmart, Inc.	650	11,603
RadioShack Corp.	870	12,250
Red Robin Gourmet Burgers, Inc. (a)	4,260	104,583
Regis Corp.	11,450	219,153
Retail Ventures, Inc. (a)	200	520
Ruby Tuesday, Inc. (a)	7,240	55,603

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rush Enterprises, Inc. Class A (a)	8,010	$105,412
Sally Beauty Co., Inc. (a)	17,810	131,794
School Specialty, Inc. (a)	3,420	64,193
Sears Holdings Corp. (a)	310	19,366
Signet Jewelers Ltd.	1,200	19,044
Sonic Automotive, Inc. Class A	5,270	27,193
Sonic Corp. (a)	470	5,132
Stage Stores, Inc.	11,350	139,037
The Steak'n Shake Co. (a)	4,010	46,356
Systemax, Inc. (a)	5,420	91,381
Talbots, Inc.	13,870	32,733
Texas Roadhouse, Inc. Class A (a)	3,000	34,140
Titan Machinery, Inc. (a)	880	8,914
Tractor Supply Co. (a)	3,060	123,563
Tween Brands, Inc. (a)	5,530	16,148
Ulta Salon Cosmetics & Fragrance, Inc. (a)	520	4,550
Wendy's/Arby's Group, Inc. Class A	10,990	54,950
The Wet Seal, Inc. Class A (a)	24,570	93,612
Williams-Sonoma, Inc.	15,750	220,500
World Fuel Services Corp.	200	7,626
Zale Corp. (a)	5,100	18,972
Zumiez, Inc. (a)	2,770	33,406
		8,832,938
Savings & Loans – 0.5%
Anchor Bancorp Wisconsin, Inc.	490	799
Dime Community Bancshares	6,420	53,543
First Niagara Financial Group, Inc.	5,290	71,627
First Place Financial Corp.	630	3,578
Flagstar Bancorp, Inc. (a)	1,340	1,943
Flushing Financial Corp.	3,280	30,209
Hudson City Bancorp, Inc.	4,320	54,259
NewAlliance Bancshares, Inc.	4,420	57,062
OceanFirst Financial Corp.	590	7,168
Provident Financial Services, Inc.	7,640	81,519
Provident New York Bancorp	3,700	31,339
TierOne Corp.	1,080	2,290
WSFS Financial Corp.	530	14,368
		409,704
Semiconductors – 5.8%
Actel Corp. (a)	5,740	71,004
Advanced Analogic Technologies, Inc. (a)	1,850	8,880
Amkor Technology, Inc. (a)	43,510	187,528
Analog Devices, Inc.	1,430	30,430
Applied Micro Circuits Corp. (a)	13,920	75,864
Atmel Corp. (a)	32,120	123,341
ATMI, Inc. (a)	8,120	128,215
Broadcom Corp. Class A (a)	1,840	42,670
Brooks Automation, Inc. (a)	14,310	89,008
Cabot Microelectronics Corp. (a)	5,610	161,624
Cavium Networks, Inc. (a)	4,740	59,629
Cirrus Logic, Inc. (a)	14,450	67,192
Cohu, Inc.	1,970	19,227
Conexant Systems, Inc. (a)	1,400	1,890
Day4 Energy, Inc.	11,000	8,015
Diodes, Inc. (a)	3,310	49,253
DSP Group, Inc. (a)	2,010	12,643
Emulex Corp. (a)	21,140	221,336
Entegris, Inc. (a)	39,600	58,608
Exar Corp. (a)	5,450	33,517
Fairchild Semiconductor International, Inc. (a)	34,660	213,506
Hittite Microwave Corp. (a)	1,310	48,680
Integrated Device Technology, Inc. (a)	43,930	238,540
Intellon Corp. (a)	2,300	6,233
International Rectifier Corp. (a)	8,960	151,245
Intersil Corp. Class A	4,270	49,532
IPG Photonics Corp. (a)	950	10,612
IXYS Corp.	3,160	30,146
Kulicke & Soffa Industries, Inc. (a)	2,410	9,640
Lattice Semiconductor Corp. (a)	27,720	48,233
LSI Corp. (a)	11,760	45,158
Marvell Technology Group Ltd. (a)	3,830	42,053
Mattson Technology, Inc. (a)	10	12
MEMC Electronic Materials, Inc. (a)	3,080	49,896
Micrel, Inc.	12,480	93,600
Micron Technology, Inc. (a)	3,680	17,958
Microsemi Corp. (a)	4,680	62,806
Microtune, Inc. (a)	2,100	4,389
MKS Instruments, Inc. (a)	13,740	215,031
Monolithic Power Systems, Inc. (a)	6,120	113,220
National Semiconductor Corp.	1,950	24,122
Novellus Systems, Inc. (a)	1,910	34,495
Omnivision Technologies, Inc. (a)	12,280	116,783
ON Semiconductor Corp. (a)	9,730	52,737
Pericom Semiconductor Corp. (a)	10,670	95,070
PMC-Sierra, Inc. (a)	6,670	52,826
Power Integrations, Inc.	390	8,307
QLogic Corp. (a)	18,330	259,919
Rudolph Technologies, Inc. (a)	660	3,452
Semtech Corp. (a)	7,310	105,410
Sigma Designs, Inc. (a)	3,080	39,794
Silicon Image, Inc. (a)	23,270	63,294
Silicon Laboratories, Inc. (a)	550	18,293
Skyworks Solutions, Inc. (a)	32,800	289,952
Standard Microsystems Corp. (a)	2,370	37,588
Supertex, Inc. (a)	2,210	56,841
Techwell, Inc. (a)	820	6,043
Teradyne, Inc. (a)	38,530	228,868
Tessera Technologies, Inc. (a)	3,210	45,068
TriQuint Semiconductor, Inc. (a)	14,810	56,722
Ultra Clean Holdings, Inc. (a)	480	874

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ultratech, Inc. (a)	7,480	$101,130
Varian Semiconductor Equipment Associates, Inc. (a)	5,590	143,048
Veeco Instruments, Inc. (a)	11,340	82,102
Verigy Ltd. (a)	2,490	27,390
Volterra Semiconductor Corp. (a)	7,070	81,234
Zoran Corp. (a)	2,850	25,479
		4,957,205
Software – 3.6%
ACI Worldwide, Inc. (a)	1,380	23,833
Actuate Corp. (a)	290	1,073
Acxiom Corp.	22,710	219,151
Advent Software, Inc. (a)	1,590	52,852
Allscripts Heathcare Solutions, Inc.	5,780	71,788
American Reprographics Co. (a)	7,300	47,085
ArcSight, Inc. (a)	140	2,114
Aspen Technology, Inc. (a)	13,400	103,984
Autodesk, Inc. (a)	1,200	23,928
Avid Technology, Inc. (a)	5,810	64,317
Blackbaud, Inc.	1,010	15,372
Blackboard, Inc. (a)	300	10,209
Bottomline Technologies, Inc. (a)	1,260	9,891
Broadridge Financial Solutions LLC	380	7,353
Commvault Systems, Inc. (a)	670	8,342
Computer Programs & Systems, Inc.	400	13,996
Compuware Corp. (a)	9,250	69,190
CSG Systems International, Inc. (a)	5,920	85,840
Digi International, Inc. (a)	3,030	22,028
Double-Take Software, Inc. (a)	1,510	12,261
Epicor Software Corp. (a)	1,230	6,790
EPIQ Systems, Inc. (a)	2,120	32,796
Fair Isaac Corp.	14,020	235,816
FalconStor Software, Inc. (a)	1,680	6,216
Fiserv, Inc. (a)	390	14,555
IMS Health, Inc.	620	7,787
infoGROUP, Inc. (a)	2,230	9,032
Informatica Corp. (a)	870	13,833
Interactive Intelligence, Inc. (a)	1,670	18,370
JDA Software Group, Inc. (a)	5,490	77,464
Lawson Software, Inc. (a)	1,960	10,564
ManTech International Corp. Class A (a)	1,070	38,723
MicroStrategy, Inc. Class A (a)	1,500	58,365
MSC Software Corp. (a)	1,220	7,491
Noah Education Holdings Ltd. ADR (Cayman Islands)	2,630	8,258
Omnicell, Inc. (a)	2,260	19,888
Open Text Corp. (a)	3,620	118,845
Parametric Technology Corp. (a)	17,070	190,330
Phoenix Technologies Ltd. (a)	480	1,368
Progress Software Corp. (a)	4,280	90,693
PROS Holdings, Inc. (a)	400	2,584
Quality Systems, Inc.	750	40,215
Quest Software, Inc. (a)	6,700	97,351
RightNow Technologies, Inc. (a)	7,500	56,625
Rosetta Stone, Inc. (a)	800	23,960
Schawk, Inc. Class A	3,090	22,217
Seachange International, Inc. (a)	3,450	21,632
SEI Investments Co.	2,210	31,006
Smith Micro Software, Inc. (a)	490	4,214
Solera Holdings, Inc. (a)	1,700	38,794
Soundbite Communications, Inc. (a)	2,200	3,674
SPSS, Inc. (a)	1,510	46,659
Sybase, Inc. (a)	3,620	122,935
Synchronoss Technologies, Inc. (a)	5,320	70,650
SYNNEX Corp. (a)	7,910	170,302
Take Two Interactive Software, Inc.	16,270	147,732
Taleo Corp. Class A (a)	5,170	62,092
Tyler Technologies, Inc. (a)	5,460	90,090
The Ultimate Software Group, Inc. (a)	1,910	35,774
VeriFone Holdings, Inc. (a)	3,740	28,087
Wind River Systems, Inc. (a)	12,940	94,850
		3,043,234
Storage & Warehousing – 0.0%
Mobile Mini, Inc. (a)	300	4,110
Telecommunications – 5.1%
3Com Corp. (a)	65,240	264,222
Acme Packet, Inc. (a)	3,730	28,758
Adaptec, Inc. (a)	12,210	34,921
ADC Telecommunications, Inc. (a)	5,670	41,731
ADTRAN, Inc.	5,990	126,688
Alaska Communications Systems Group, Inc.	130	784
Anixter International, Inc. (a)	6,250	248,625
Arris Group, Inc. (a)	1,860	19,846
Aruba Networks, Inc. (a)	1,190	5,581
Atlantic Tele-Network, Inc.	1,900	41,952
BigBand Networks, Inc. (a)	3,840	22,502
Black Box Corp.	1,990	54,466
Cbeyond, Inc. (a)	2,360	48,097
Centennial Communications Corp. (a)	24,010	198,563
CenturyTel, Inc.	1,600	43,440
Ciena Corp. (a)	14,540	173,753
Cincinnati Bell, Inc. (a)	47,300	131,967
CommScope, Inc. (a)	11,570	290,407
EchoStar Corp. (a)	1,740	27,527
Embarq Corp.	1,190	43,506
EMS Technologies, Inc. (a)	3,370	64,198
Extreme Networks (a)	3,012	5,301
Finisar Corp. (a)	16,500	10,890
General Communication, Inc. Class A (a)	510	3,907
GeoEye, Inc. (a)	390	9,707
Global Crossing Ltd. (a)	1,590	11,543
Harris Stratex Networks, Inc. Class A (a)	2,100	8,442

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hughes Communications, Inc. (a)	730	$13,994
Hypercom Corp. (a)	260	281
ICO Global Communications Holdings Ltd. (a)	410	226
InterDigital, Inc. (a)	6,530	171,870
Iowa Telecommunications Services, Inc.	3,060	40,331
iPCS, Inc. (a)	1,960	28,459
Ixia (a)	7,150	41,184
JDS Uniphase Corp. (a)	45,920	211,691
Knology, Inc. (a)	1,060	7,526
Loral Space & Communications, Inc. (a)	140	3,269
Mastec, Inc. (a)	5,090	63,676
Netgear, Inc. (a)	1,430	22,894
NeuStar, Inc. Class A (a)	7,680	145,997
Neutral Tandem, Inc. (a)	1,100	31,460
NII Holdings, Inc. (a)	1,700	27,472
Novatel Wireless, Inc. (a)	2,810	19,249
NTELOS Holdings Corp.	4,650	74,307
Oplink Communications, Inc. (a)	840	9,274
PAETEC Holding Corp. (a)	780	2,395
Parkervision, Inc. (a)	2,290	6,412
Plantronics, Inc.	12,290	156,575
Polycom, Inc. (a)	3,340	62,258
Powerwave Technologies, Inc. (a)	21,410	18,199
Premiere Global Services, Inc. (a)	21,680	228,507
RF Micro Devices, Inc. (a)	39,830	84,041
SAVVIS, Inc. (a)	350	3,983
ShoreTel, Inc. (a)	1,510	7,535
Sonus Networks, Inc. (a)	17,070	29,531
Starent Networks Corp. (a)	7,460	147,186
Syniverse Holdings, Inc. (a)	10,220	128,772
Tekelec (a)	5,520	85,560
Telephone & Data Systems, Inc.	920	26,376
Tellabs, Inc. (a)	40,640	212,954
TW Telecom, Inc. (a)	20,180	185,454
US Cellular Corp. (a)	780	26,520
USA Mobility, Inc.	2,060	22,907
UTStarcom, Inc. (a)	15,220	17,807
Viasat, Inc. (a)	1,780	40,922
		4,368,378
Textiles – 0.1%
G&K Services, Inc. Class A	2,710	67,669
UniFirst Corp.	1,620	60,410
		128,079
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	6,500	82,225
Leapfrog Enterprises, Inc. (a)	9,330	16,701
RC2 Corp. (a)	1,859	21,025
		119,951
Transportation – 1.6%
ABX Holdings, Inc. (a)	1,500	975
Alexander & Baldwin, Inc.	410	10,922
American Commercial Lines, Inc. (a)	11,410	56,822
Arkansas Best Corp.	6,860	158,329
Atlas Air Worldwide Holdings, Inc. (a)	4,870	129,299
Bristow Group, Inc. (a)	1,470	33,457
CAI International, Inc. (a)	4,510	16,507
Celadon Group, Inc. (a)	1,900	12,996
Eagle Bulk Shipping, Inc.	6,200	40,424
Excel Maritime Carriers Ltd.	5,020	35,692
Forward Air Corp.	330	5,501
Genco Shipping & Trading Ltd.	7,450	142,295
General Maritime Corp.	2,938	29,174
Gulfmark Offshore, Inc. (a)	4,230	113,702
Horizon Lines, Inc.	1,240	6,597
Kirby Corp. (a)	3,560	109,862
Knightsbridge Tankers Ltd.	2,570	34,001
Marten Transport Ltd. (a)	4,500	93,330
Overseas Shipholding Group, Inc.	1,120	32,155
Pacer International, Inc.	11,680	49,523
Ryder System, Inc.	1,150	31,844
Safe Bulkers, Inc.	7,550	32,163
Star Bulk Carriers Corp.	7,107	21,818
TBS International Ltd. (a)	9,760	77,397
Teekay Corp.	1,450	20,938
Teekay Tankers Ltd. Class A	1,550	18,693
Ultrapetrol Bahamas Ltd. (a)	170	632
UTI Worldwide, Inc. (a)	1,100	14,806
Werner Enterprises, Inc.	920	15,042
		1,344,896
Trucking & Leasing – 0.1%
AMERCO (a)	670	21,742
GATX Corp.	420	12,646
Greenbrier Cos., Inc.	390	3,319
Textainer Group Holdings Ltd.	1,040	9,214
		46,921
Water – 0.1%
California Water Service Group	200	7,806
Cascal NV	6,100	17,995
Pico Holdings, Inc. (a)	710	21,300
SJW Corp.	1,550	39,060
		86,161
TOTAL COMMON STOCK (Cost $101,353,045)		86,017,032
TOTAL EQUITIES (Cost $101,353,045)		86,017,032
WARRANTS – 0.0%
Mining – 0.0%
Redcorp Ventures Ltd. Expires 7/10/09, Strike 0.65 (a) (b)	44,800	188

TOTAL WARRANTS (Cost $0)		188
RIGHTS – 0.0%
Computers – 0.0%
Brookfield Homes Corp. (a) (b)	175	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $101,353,045)		86,017,220

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement – 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (c)	$320,738	$320,738
TOTAL SHORT-TERM INVESTMENTS (Cost $320,738)		320,738
TOTAL INVESTMENTS – 101.3% (Cost $101,673,783) (d)		86,337,958
Other Assets/ (Liabilities) – (1.3)%		(1,140,099)
NET ASSETS – 100.0%		$85,197,859

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $320,738. Collateralized by U.S. Government Agency obligations with a rate of 4.735%, maturity date of 5/01/35, and an aggregate market value, including accrued interest, of $329,964.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 98.6%
COMMON STOCK – 98.6%
Advertising – 0.2%
Clear Channel Outdoor Holdings, Inc. Class A (a)	4,700	$18,048
Gaiam, Inc. Class A (a)	2,200	12,804
Harte-Hanks, Inc.	8,200	67,732
inVentiv Health, Inc. (a)	10,100	112,009
Marchex, Inc. Class B	8,100	36,612
		247,205
Aerospace & Defense – 0.9%
AAR Corp. (a)	7,700	116,039
Aerovironment, Inc. (a)	300	7,098
Argon ST, Inc. (a)	4,200	85,638
BE Aerospace, Inc. (a)	20,100	216,879
Cubic Corp.	4,700	134,937
Curtiss-Wright Corp.	1,200	38,364
Ducommun, Inc.	8,300	143,756
Esterline Technologies Corp. (a)	13,800	363,630
GenCorp, Inc. (a)	9,000	21,600
Goodrich Corp.	100	4,428
Herley Industries, Inc. (a)	500	5,170
Kaman Corp.	1,000	16,910
Spirit Aerosystems Holdings, Inc. Class A (a)	900	11,475
Triumph Group, Inc.	7,700	318,241
		1,484,165
Agriculture – 0.2%
Alliance One International, Inc. (a)	1,500	5,625
Tejon Ranch Co. (a)	300	6,960
The Andersons, Inc.	2,300	36,961
Universal Corp.	7,200	217,152
		266,698
Airlines – 0.4%
Allegiant Travel Co. (a)	2,500	130,100
Continental Airlines, Inc. Class B (a)	4,600	48,392
Hawaiian Holdings, Inc. (a)	19,700	98,303
Republic Airways Holdings, Inc. (a)	16,600	118,856
SkyWest, Inc.	19,300	232,372
Southwest Airlines Co.	4,200	29,316
		657,339
Apparel – 1.4%
American Apparel, Inc. (a)	5,200	35,100
Carter's, Inc. (a)	8,400	179,592
Crocs, Inc. (a)	5,100	11,475
Deckers Outdoor Corp. (a)	1,600	90,432
Iconix Brand Group, Inc. (a)	2,700	38,502
K-Swiss, Inc. Class A	3,000	30,120
Maidenform Brands, Inc. (a)	5,600	71,400
Oxford Industries, Inc.	5,900	57,466
Perry Ellis International, Inc. (a)	9,400	68,902
Quiksilver, Inc. (a)	66,400	109,560
Skechers U.S.A., Inc. Class A (a)	20,200	236,340
Steven Madden Ltd. (a)	4,100	120,622
Timberland Co. Class A (a)	21,500	349,160
Unifi, Inc. (a)	14,400	12,960
Volcom, Inc. (a)	3,500	47,215
The Warnaco Group, Inc. (a)	18,500	533,540
Wolverine World Wide, Inc.	12,904	268,790
		2,261,176
Auto Manufacturers – 0.3%
Force Protection, Inc. (a)	9,600	73,152
Oshkosh Corp.	35,000	336,000
Wabash National Corp.	3,700	4,625
		413,777
Automotive & Parts – 1.1%
American Axle & Manufacturing Holdings, Inc.	14,200	14,200
Amerigon, Inc. (a)	300	1,695
ArvinMeritor, Inc.	20,700	25,668
ATC Technology Corp. (a)	6,236	99,090
Autoliv, Inc.	7,900	194,893
Commercial Vehicle Group, Inc. (a)	400	384
Cooper Tire & Rubber Co.	33,000	272,910
Exide Technologies (a)	16,600	90,138
Federal Mogul Corp. Class A (a)	400	4,440
Fuel Systems Solutions, Inc. (a)	5,062	77,297
Lear Corp. (a)	9,487	7,589
Modine Manufacturing Co.	4,400	16,808
Superior Industries International, Inc.	2,700	40,716
Tenneco, Inc. (a)	19,148	58,593
Titan International, Inc.	26,225	158,661
TRW Automotive Holdings Corp. (a)	34,100	293,942
WABCO Holdings, Inc.	21,700	346,983
		1,704,007
Banks – 2.2%
1st Source Corp.	100	1,964
Amcore Financial, Inc.	900	1,323
BancFirst Corp.	600	25,620
Bank Mutual Corp.	6,100	62,647
Boston Private Financial Holdings, Inc.	7,000	32,270
Capitol Bancorp Ltd.	700	2,562
Cathay General Bancorp	6,500	72,930
Centennial Bank Holdings, Inc. (a)	2,900	6,438
Central Pacific Financial Corp.	12,800	75,008
Chemical Financial Corp.	2,100	44,835
City Holding Co.	5,275	155,560
CoBiz Financial, Inc.	2,400	14,088
Columbia Banking System, Inc.	2,500	24,750
Community Bank System, Inc.	6,600	108,570
Community Trust Bancorp, Inc.	2,900	87,754
East West Bancorp, Inc.	13,900	94,937
Encore Bancshares, Inc. (a)	2,300	21,022
First Bancorp	2,300	12,673
First Community Bancshares, Inc.	1,400	20,230
First Financial Bancorp	2,100	22,659
First Financial Corp.	100	3,710
First Merchants Corp.	4,400	53,504

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Midwest Bancorp, Inc.	6,500	$57,590
FirstMerit Corp.	5,500	106,755
Frontier Financial Corp.	8,700	12,354
Glacier Bancorp, Inc.	2,400	36,768
Green Bankshares, Inc.	1,613	13,711
Hancock Holding Co.	400	15,148
Hanmi Financial Corp.	2,100	3,255
Independent Bank Corp.	800	15,968
International Bancshares Corp.	7,000	94,570
MainSource Financial Group, Inc.	2,200	19,052
MB Financial, Inc.	2,600	35,438
National Penn Bancshares, Inc.	15,400	124,586
NBT Bancorp, Inc.	1,437	34,028
Old National Bancorp	8,000	109,040
Old Second Bancorp, Inc.	200	1,080
Oriental Financial Group, Inc.	5,600	52,024
Pacific Capital Bancorp	22,500	156,150
PacWest Bancorp	8,900	129,673
Popular, Inc.	41,600	118,976
Porter Bancorp, Inc.	735	10,753
Prosperity Bancshares, Inc.	1,900	52,763
Provident Bankshares Corp.	18,800	165,252
Renasant Corp.	1,100	15,510
Republic Bancorp, Inc. Class A	1,900	42,256
Sandy Spring Bancorp, Inc.	1,900	30,875
Santander BanCorp	1,300	8,710
Signature Bank (a)	900	24,471
Simmons First National Corp. Class A	1,900	49,267
The South Financial Group, Inc.	9,800	16,268
Southside Bancshares, Inc.	1,785	38,020
Sterling Bancorp	7,200	82,368
Sterling Bancshares, Inc.	2,700	17,955
Sterling Financial Corp.	1,000	3,190
Susquehanna Bancshares, Inc.	12,500	100,750
Tompkins Financial Corp.	1,600	67,440
TowneBank	1,400	24,122
Trustco Bank Corp. NY	2,800	16,800
Trustmark Corp.	1,700	36,958
UMB Financial Corp.	1,900	86,963
Umpqua Holdings Corp.	6,500	62,335
United Bankshares, Inc.	1,900	49,286
United Community Banks	9,225	59,501
Webster Financial Corp.	7,000	36,610
WesBanco, Inc.	3,000	59,670
West Coast Bancorp	900	2,538
Westamerica Bancorp	1,900	101,897
Western Alliance Bancorp (a)	4,100	26,691
Whitney Holding Corp.	5,800	69,368
Wintrust Financial Corp.	4,100	69,700
Zions Bancorp	1,900	20,767
		3,530,274
Beverages – 0.2%
Boston Beer Co., Inc. Class A (a)	1,136	30,218
Central European Distribution Corp. (a)	3,800	85,120
Dr. Pepper Snapple Group, Inc. (a)	3,900	80,769
Green Mountain Coffee Roasters, Inc. (a)	300	21,693
Hansen Natural Corp. (a)	2,000	81,520
		299,320
Biotechnology – 1.2%
Abraxis BioScience, Inc. (a)	100	4,850
Acorda Therapeutics, Inc. (a)	3,700	73,371
Affymetrix, Inc. (a)	2,100	9,849
Alexion Pharmaceuticals, Inc. (a)	6,200	207,204
AMAG Pharmaceuticals, Inc. (a)	300	13,455
American Oriental Bioengineering, Inc. (a)	39,900	169,176
Anadys Pharmaceuticals, Inc. (a)	3,100	7,719
Arqule, Inc. (a)	3,600	16,020
Avant Immunotherapeutics, Inc. (a)	2,500	21,650
Bio-Rad Laboratories, Inc. Class A (a)	1,000	69,690
BioMimetic Therapeutics, Inc. (a)	400	3,444
Celera Corp. (a)	1,500	12,135
Charles River Laboratories International, Inc. (a)	900	24,885
Cougar Biotechnology, Inc. (a)	300	10,476
CryoLife, Inc. (a)	13,600	73,848
Dendreon Corp. (a)	3,800	80,560
Enzo Biochem, Inc. (a)	200	820
Enzon Pharmaceuticals, Inc. (a)	15,300	87,975
Exelixis, Inc. (a)	2,500	12,325
Facet Biotech Corp. (a)	5,720	53,482
Geron Corp. (a)	12,800	65,792
GTx, Inc. (a)	2,000	19,660
Human Genome Sciences, Inc. (a)	26,600	58,254
Incyte Corp. (a)	15,200	35,872
InterMune, Inc. (a)	2,000	27,080
Ligand Pharmaceuticals, Inc. Class B (a)	8,800	26,312
Martek Biosciences Corp.	8,400	153,048
Momenta Pharmaceuticals, Inc. (a)	10,800	120,960
Myriad Genetics, Inc. (a)	9,000	349,110
NPS Pharmaceuticals, Inc. (a)	400	1,384
PDL BioPharma, Inc.	16,600	118,690
Protalix BioTherapeutics, Inc. (a)	100	292
RTI Biologics, Inc. (a)	1,600	5,664
RXi Pharmaceuticals Corp. (a)	1,031	4,691
Sangamo Biosciences, Inc. (a)	2,100	8,925
Sequenom, Inc. (a)	4,300	15,566
Zymogenetics, Inc. (a)	6,600	23,100
		1,987,334
Building Materials – 1.5%
Aaon, Inc.	5,550	108,114
Apogee Enterprises, Inc.	16,900	226,460
Armstrong World Industries, Inc. (a)	15,300	278,154

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Comfort Systems USA, Inc.	20,488	$221,065
Drew Industries, Inc. (a)	9,500	135,660
Gibraltar Industries, Inc.	20,000	134,000
Interline Brands, Inc. (a)	1,600	20,736
Lennox International, Inc.	1,500	47,835
Louisiana-Pacific Corp.	22,600	91,982
LSI Industries, Inc.	3,700	20,757
NCI Building Systems, Inc. (a)	3,400	13,430
Owens Corning, Inc. (a)	10,000	179,000
Quanex Building Products Corp.	19,911	204,088
Texas Industries, Inc.	3,200	102,336
Trex Co., Inc. (a)	7,700	84,315
Universal Forest Products, Inc.	8,200	275,192
USG Corp. (a)	11,700	173,862
		2,316,986
Chemicals – 2.3%
A. Schulman, Inc.	7,772	121,942
Arch Chemicals, Inc.	500	12,090
Ashland, Inc.	18,378	403,581
Balchem Corp.	1,000	24,890
Cabot Corp.	8,900	129,940
CF Industries Holdings, Inc.	1,200	86,460
Cytec Industries, Inc.	10,400	206,544
Eastman Chemical Co.	1,200	47,616
Ferro Corp.	11,900	32,963
H.B. Fuller Co.	8,900	157,174
ICO, Inc. (a)	8,742	21,593
Innophos Holdings, Inc.	8,000	118,640
Innospec, Inc.	9,400	73,884
Landec Corp. (a)	4,600	31,096
Minerals Technologies, Inc.	4,200	156,198
NewMarket Corp.	4,700	296,100
Nova Chemicals Corp.	29,500	170,215
Olin Corp.	13,900	175,140
OM Group, Inc. (a)	13,650	380,289
Penford Corp.	200	894
PolyOne Corp. (a)	35,328	96,799
Quaker Chemical Corp.	3,700	43,290
Rockwood Holdings, Inc. (a)	13,600	167,280
Sensient Technologies Corp.	2,200	51,436
Solutia, Inc. (a)	3,400	12,784
Spartech Corp.	9,000	35,370
Stepan Co.	2,100	83,097
Symyx Technologies (a)	2,200	10,648
Terra Industries, Inc.	6,400	169,600
Valhi, Inc.	500	5,320
The Valspar Corp.	5,300	127,200
W.R. Grace & Co. (a)	2,100	18,543
Zep, Inc.	9,042	122,338
Zoltek Cos., Inc. (a)	9,300	73,191
		3,664,145
Coal – 0.0%
International Coal Group, Inc. (a)	10,300	20,497
James River Coal Co. (a)	2,100	29,904
Walter Industries, Inc.	900	20,520
Westmoreland Coal Co. (a)	700	5,950
		76,871
Commercial Services – 6.5%
Aaron Rents, Inc.	200	6,712
ABM Industries, Inc.	1,300	22,776
Administaff, Inc.	2,829	75,421
Advance America Cash Advance Centers, Inc.	200	800
The Advisory Board Co. (a)	1,400	26,096
Albany Molecular Research, Inc. (a)	9,700	94,672
American Public Education, Inc. (a)	500	18,000
AMN Healthcare Services, Inc. (a)	9,700	66,833
Arbitron, Inc.	2,000	41,640
Avis Budget Group, Inc. (a)	38,300	80,047
Bowne & Co., Inc.	9,532	48,708
Career Education Corp. (a)	5,900	130,036
CBIZ, Inc. (a)	16,200	127,332
CDI Corp.	13,750	164,312
Cenveo, Inc. (a)	11,900	56,168
Chemed Corp.	3,500	148,155
Coinstar, Inc. (a)	700	24,913
Consolidated Graphics, Inc. (a)	10,378	201,541
Convergys Corp. (a)	59,693	603,496
Corinthian Colleges, Inc. (a)	6,700	103,180
Cornell Cos., Inc. (a)	4,400	79,992
The Corporate Executive Board Co.	2,300	39,744
Corvel Corp. (a)	1,300	29,250
CoStar Group, Inc. (a)	4,300	159,315
CRA International, Inc. (a)	5,200	121,368
Cross Country Healthcare, Inc. (a)	3,400	29,954
Deluxe Corp.	27,800	403,100
Dollar Financial Corp. (a)	4,400	44,440
Donnelley (R.R.) & Sons Co.	5,500	64,075
DynCorp International, Inc. (a)	8,600	131,150
Equifax, Inc.	2,000	58,320
Euronet Worldwide, Inc. (a)	1,100	17,798
Exlservice Holdings, Inc. (a)	3,400	31,654
Exponent, Inc. (a)	8,800	245,520
First Advantage Corp. Class A (a)	4,141	59,382
Forrester Research, Inc. (a)	2,429	61,721
Gartner, Inc. (a)	13,310	179,818
Genpact Ltd. (a)	700	6,272
Global Cash Access Holdings, Inc. (a)	15,000	91,050
H&E Equipment Services, Inc. (a)	7,100	53,463
The Hackett Group, Inc. (a)	700	1,575
Healthspring, Inc. (a)	18,200	167,986
Heartland Payment Systems, Inc.	10,400	83,616
Heidrick & Struggles International, Inc.	5,000	84,500
Hertz Global Holdings, Inc. (a)	43,800	297,840
Hill International, Inc. (a)	10,200	41,208
Hillenbrand, Inc.	2,100	38,178
HMS Holdings Corp. (a)	2,500	74,950
Hudson Highland Group, Inc. (a)	7,500	12,300
ICF International, Inc. (a)	3,000	82,530
Integrated Electrical Services, Inc. (a)	4,200	40,362
Interactive Data Corp.	1,200	26,976
ITT Educational Services, Inc. (a)	200	20,154

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kelly Services, Inc. Class A	11,300	$128,368
Kendle International, Inc. (a)	2,200	19,580
Kenexa Corp. (a)	5,600	36,736
Kforce, Inc. (a)	6,900	75,279
Korn/Ferry International (a)	21,376	226,372
Landauer, Inc.	3,200	169,536
Lincoln Educational Services Corp. (a)	1,200	19,908
Live Nation, Inc. (a)	16,900	66,079
Manpower, Inc.	2,980	128,408
Maximus, Inc.	200	8,066
McGrath Rentcorp	1,700	35,938
Monro Muffler Brake, Inc.	800	19,976
Monster Worldwide, Inc. (a)	20,800	287,040
MPS Group, Inc. (a)	55,369	445,167
Net 1 UEPS Technologies, Inc. (a)	21,200	349,800
On Assignment, Inc. (a)	8,300	29,216
PAREXEL International Corp. (a)	16,700	165,497
Pharmaceutical Product Development, Inc.	700	13,727
PHH Corp. (a)	23,811	399,549
PRG-Schultz International, Inc. (a)	300	888
The Providence Service Corp. (a)	1,200	11,784
Rent-A-Center, Inc. (a)	19,900	383,075
Resources Connection, Inc. (a)	19,300	377,315
Robert Half International, Inc.	1,300	31,226
Rollins, Inc.	1,500	27,000
Service Corp. International	8,900	40,317
Spherion Corp. (a)	12,808	45,981
Standard Parking Corp. (a)	800	12,192
Steiner Leisure Ltd. (a)	4,601	145,576
Stewart Enterprises, Inc. Class A	25,200	87,948
Team, Inc. (a)	4,369	62,783
TeleTech Holdings, Inc. (a)	25,100	333,077
Ticketmaster (a)	9,640	50,706
Total System Services, Inc.	3,500	43,645
Tree.com, Inc. (a)	290	1,862
TrueBlue, Inc. (a)	26,879	260,995
United Rentals, Inc. (a)	24,388	147,791
Valassis Communications, Inc. (a)	500	2,585
Viad Corp.	11,493	219,286
VistaPrint Ltd. (a)	10,500	360,675
Volt Information Sciences, Inc. (a)	3,000	21,540
Watson Wyatt Worldwide, Inc. Class A	2,400	127,320
		10,340,208
Computers – 2.4%
3D Systems Corp. (a)	200	1,402
3PAR, Inc. (a)	3,000	22,980
Agilysys, Inc.	1,200	7,236
Brocade Communications Systems, Inc. (a)	41,100	237,558
CACI International, Inc. Class A (a)	800	31,640
Cadence Design Systems, Inc. (a)	27,517	153,545
Ciber, Inc. (a)	40,245	129,991
Cognizant Technology Solutions Corp. Class A (a)	1,200	29,748
Computer Sciences Corp. (a)	400	14,784
COMSYS IT Partners, Inc. (a)	2,600	13,728
Comtech Group, Inc. (a)	4,000	32,720
Echelon Corp. (a)	2,100	16,716
Electronics for Imaging, Inc. (a)	15,000	147,300
Furmanite Corp. (a)	2,000	7,920
Hutchinson Technology, Inc. (a)	100	192
iGate Corp.	8,000	30,320
Imation Corp.	9,700	97,000
Integral Systems, Inc. (a)	9,500	62,985
Jack Henry & Associates, Inc.	1,800	32,436
Lexmark International, Inc. Class A (a)	1,100	21,582
Manhattan Associates, Inc. (a)	9,100	151,242
Mastech Holdings, Inc. (a)	146	274
Maxwell Technologies, Inc. (a)	1,900	19,456
Mentor Graphics Corp. (a)	26,500	178,080
MICROS Systems, Inc. (a)	10,600	222,388
MTS Systems Corp.	3,453	72,962
NCR Corp. (a)	4,800	48,720
Ness Technologies, Inc. (a)	4,900	18,081
Netezza Corp. (a)	8,000	64,720
Netscout Systems, Inc. (a)	3,400	30,566
Perot Systems Corp. Class A (a)	20,900	293,854
Rackable Systems, Inc. (a)	1,800	8,208
Radiant Systems, Inc. (a)	9,500	70,015
RadiSys Corp. (a)	1,500	10,755
Seagate Technology	9,600	78,336
Silicon Storage Technology, Inc. (a)	12,800	23,680
STEC, Inc. (a)	22,000	211,200
Sun Microsystems, Inc. (a)	18,400	168,544
SYKES Enterprises, Inc. (a)	4,057	79,761
Synaptics, Inc. (a)	13,000	422,240
Synopsys, Inc. (a)	1,800	39,204
Syntel, Inc.	2,900	80,388
Teradata Corp. (a)	3,200	53,504
Unisys Corp. (a)	56,200	68,564
Western Digital Corp. (a)	13,700	322,224
Xyratex Ltd. (a)	3,800	12,730
		3,841,479
Cosmetics & Personal Care – 0.1%
Bare Escentuals, Inc. (a)	10,800	100,008
Chattem, Inc. (a)	500	27,455
Elizabeth Arden, Inc. (a)	6,000	51,960
Inter Parfums, Inc.	7,300	56,648
		236,071
Distribution & Wholesale – 1.5%
Beacon Roofing Supply, Inc. (a)	13,200	209,880

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
BlueLinx Holdings, Inc. (a)	800	$2,504
Brightpoint, Inc. (a)	18,700	97,427
Chindex International, Inc. (a)	1,300	10,647
Core-Mark Holding Co., Inc. (a)	1,500	28,755
Fastenal Co.	400	15,344
Fossil, Inc. (a)	7,700	155,232
Houston Wire & Cable Co.	10,100	97,364
Ingram Micro, Inc. Class A (a)	6,300	91,476
MWI Veterinary Supply, Inc. (a)	1,500	46,620
Owens & Minor, Inc.	2,800	97,104
ScanSource, Inc. (a)	8,200	202,622
Tech Data Corp. (a)	16,800	483,672
United Stationers, Inc. (a)	3,260	106,700
W.W. Grainger, Inc.	200	16,776
Watsco, Inc.	2,700	115,965
WESCO International, Inc. (a)	21,600	561,600
		2,339,688
Diversified Financial – 2.2%
Advanta Corp. Class B	8,392	9,819
Affiliated Managers Group, Inc. (a)	700	39,795
AmeriCredit Corp. (a)	35,000	355,950
Ameriprise Financial, Inc.	3,800	100,130
Asset Acceptance Capital Corp. (a)	6,000	49,740
BGC Partners, Inc. Class A	600	1,554
CIT Group, Inc.	55,700	123,654
Cohen & Steers, Inc.	5,400	79,488
Discover Financial Services	8,400	68,292
Eaton Vance Corp.	1,900	52,003
Encore Capital Group, Inc. (a)	1,100	9,614
Evercore Partners, Inc. Class A	2,200	41,536
Financial Federal Corp.	5,300	130,433
The First Marblehead Corp. (a)	8,200	15,744
GAMCO Investors, Inc. Class A	1,700	85,255
GFI Group, Inc.	10,300	42,024
Greenhill & Co., Inc.	1,000	77,530
Interactive Brokers Group, Inc. (a)	8,700	128,325
Invesco Ltd.	2,700	39,744
Investment Technology Group, Inc. (a)	4,700	107,066
Janus Capital Group, Inc.	17,100	171,513
KBW, Inc. (a)	1,100	26,609
Knight Capital Group, Inc. Class A (a)	8,000	123,920
LaBranche & Co., Inc. (a)	29,000	121,220
MarketAxess Holdings, Inc. (a)	3,200	30,688
MF Global Ltd. (a)	14,900	90,890
National Financial Partners Corp.	8,400	59,304
Nelnet, Inc. Class A (a)	2,300	13,869
NewStar Financial, Inc. (a)	700	1,589
Ocwen Financial Corp. (a)	20,500	227,960
Penson Worldwide, Inc. (a)	6,100	61,854
Piper Jaffray Cos. (a)	1,300	45,071
Portfolio Recovery Associates, Inc. (a)	300	10,491
Sanders Morris Harris Group, Inc.	1,200	5,424
Stifel Financial Corp. (a)	2,700	132,921
Student Loan Corp.	1,200	57,792
SWS Group, Inc.	12,746	163,021
Teton Advisors, Inc. (b)	30	68
Thomas Weisel Partners Group, Inc. (a)	1,200	5,424
TradeStation Group, Inc. (a)	200	1,622
US Global Investors, Inc. Class A	300	1,656
Virtus Investment Partners, Inc. (a)	1,049	11,906
Waddell & Reed Financial, Inc. Class A	9,600	215,136
World Acceptance Corp. (a)	10,200	302,736
		3,440,380
Electric – 0.5%
Avista Corp.	6,700	100,835
Black Hills Corp.	1,600	31,808
Calpine Corp. (a)	2,000	16,220
CH Energy Group, Inc.	2,400	106,656
Cleco Corp.	3,300	69,597
DTE Energy Co.	2,700	79,839
The Empire District Electric Co.	400	5,988
EnerNOC, Inc. (a)	1,400	24,458
IDACORP, Inc.	1,900	45,543
ITC Holdings Corp.	1,200	52,236
NRG Energy, Inc. (a)	800	14,384
Pike Electric Corp. (a)	8,600	89,268
PNM Resources, Inc.	4,800	40,896
Portland General Electric Co.	4,100	74,907
Reliant Energy, Inc. (a)	10,300	51,088
Unisource Energy Corp.	600	15,792
Westar Energy, Inc.	2,700	47,331
		866,846
Electrical Components & Equipment – 1.3%
Advanced Battery Technologies, Inc. (a)	1,900	5,225
Advanced Energy Industries, Inc. (a)	20,176	170,084
Belden, Inc.	23,659	381,383
C&D Technologies, Inc. (a)	5,000	10,950
Encore Wire Corp.	8,300	181,272
EnerSys (a)	12,500	213,125
Fushi Copperweld, Inc. (a)	300	1,524
Graftech International Ltd. (a)	50,000	439,500
Graham Corp.	3,200	40,000
Greatbatch, Inc. (a)	600	12,624
Hubbell, Inc. Class B	1,100	36,520
Insteel Industries, Inc.	13,400	99,830
Littelfuse, Inc. (a)	8,269	135,529
Molex, Inc.	5,400	90,018
Powell Industries, Inc. (a)	5,100	183,549
Valence Technology, Inc. (a)	6,200	13,888
Vicor Corp.	4,101	22,022
		2,037,043
Electronics – 3.4%
Agilent Technologies, Inc. (a)	7,200	131,472
American Science & Engineering, Inc.	300	18,078
Amphenol Corp. Class A	2,400	81,216
Analogic Corp.	7,700	280,280

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arrow Electronics, Inc. (a)	12,600	$286,524
Avnet, Inc. (a)	2,800	61,292
AVX Corp.	3,300	33,033
Axsys Technologies, Inc. (a)	200	8,382
Badger Meter, Inc.	7,200	280,512
Bel Fuse, Inc. Class A	5,000	72,500
Benchmark Electronics, Inc. (a)	36,900	447,597
Brady Corp. Class A	4,400	92,708
Checkpoint Systems, Inc. (a)	2,400	29,160
China Security & Surveillance Technology, Inc. (a)	6,800	46,104
Coherent, Inc. (a)	8,200	155,800
CTS Corp.	17,013	103,269
Daktronics, Inc.	8,300	75,032
Dionex Corp. (a)	2,900	182,700
Dolby Laboratories, Inc. Class A (a)	700	28,091
Electro Scientific Industries, Inc. (a)	5,700	49,020
Faro Technologies, Inc. (a)	1,300	19,708
FEI Co. (a)	500	8,590
Garmin Ltd.	1,700	42,823
Gentex Corp.	3,200	42,784
II-VI, Inc. (a)	400	9,588
Jabil Circuit, Inc.	39,200	317,520
L-1 Identity Solutions, Inc. (a)	5,000	36,600
Methode Electronics, Inc.	19,200	115,584
Multi-Fineline Electronix, Inc. (a)	11,800	236,826
Nam Tai Electronics, Inc.	2,000	8,280
Newport Corp. (a)	6,000	29,940
OSI Systems, Inc. (a)	6,000	112,500
Park Electrochemical Corp.	4,500	92,700
Plexus Corp. (a)	9,600	212,640
Rofin-Sinar Technologies, Inc. (a)	15,198	323,869
Rogers Corp. (a)	600	15,270
Sanmina-SCI Corp. (a)	98,600	55,216
Stoneridge, Inc. (a)	11,900	27,489
Taser International, Inc. (a)	7,400	35,520
Technitrol, Inc.	14,300	58,201
Thomas & Betts Corp. (a)	6,200	192,944
Trimble Navigation Ltd. (a)	2,400	51,456
TTM Technologies, Inc. (a)	30,500	226,310
Tyco Electronics Ltd.	2,400	41,856
Varian, Inc. (a)	4,800	158,496
Vishay Intertechnology, Inc. (a)	69,000	405,030
Watts Water Technologies, Inc. Class A	2,200	48,972
Woodward Governor Co.	3,074	61,357
Zygo Corp. (a)	300	1,506
		5,452,345
Energy — Alternate Sources – 0.1%
Canadian Hydro Developers, Inc. (a)	31,300	74,190
Clean Energy Fuels Corp. (a)	3,900	32,994
FuelCell Energy, Inc. (a)	7,300	23,214
Headwaters, Inc. (a)	22,200	55,944
Plug Power, Inc. (a)	300	297
		186,639
Engineering & Construction – 1.2%
Chicago Bridge & Iron Co. NV	14,000	149,800
Dycom Industries, Inc. (a)	27,600	232,392
Emcor Group, Inc. (a)	24,616	511,767
ENGlobal Corp. (a)	9,800	56,546
Granite Construction, Inc.	3,400	134,130
Insituform Technologies, Inc. Class A (a)	7,400	113,442
Layne Christensen Co. (a)	4,100	88,806
Michael Baker Corp. (a)	4,800	161,280
Orion Marine Group, Inc. (a)	2,800	41,944
Perini Corp. (a)	21,800	377,140
The Shaw Group, Inc. (a)	2,200	73,766
		1,941,013
Entertainment – 0.8%
Ascent Media Corp. Series A (a)	800	20,608
Bally Technologies, Inc. (a)	9,800	256,564
Churchill Downs, Inc.	600	20,886
Dover Downs Gaming & Entertainment, Inc.	300	1,281
International Speedway Corp. Class A	3,200	75,776
Isle of Capri Casinos, Inc. (a)	3,300	35,442
Macrovision Solutions Corp. (a)	3,500	70,770
National CineMedia, Inc.	5,000	72,650
Pinnacle Entertainment, Inc. (a)	14,400	179,712
Shuffle Master, Inc. (a)	7,600	28,956
Speedway Motorsports, Inc.	8,200	123,000
Steinway Musical Instruments, Inc. (a)	2,700	36,261
Vail Resorts, Inc. (a)	7,012	204,750
Warner Music Group Corp. (a)	16,500	88,770
		1,215,426
Environmental Controls – 0.4%
American Ecology Corp.	9,100	150,332
Casella Waste Systems, Inc. Class A (a)	2,500	5,150
Clean Harbors, Inc. (a)	500	25,050
Darling International, Inc. (a)	47,700	272,844
Energy Recovery, Inc. (a)	1,300	10,244
EnergySolutions, Inc.	7,700	74,690
Fuel Tech, Inc. (a)	400	5,244
Met-Pro Corp.	300	3,057
Metalico, Inc. (a)	9,500	21,850
Mine Safety Appliances Co.	800	19,720
Rentech, Inc. (a)	100	59
TETRA Technologies, Inc. (a)	2,400	58,944
Waste Connections, Inc. (a)	2,200	56,716
Waste Services, Inc. (a)	2,000	10,800
		714,700
Foods – 1.1%
Arden Group, Inc. Class A	382	44,694
Calavo Growers, Inc.	100	1,421

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Chiquita Brands International, Inc. (a)	20,100	$152,157
ConAgra Foods, Inc.	4,200	74,340
Del Monte Foods Co.	8,300	62,665
Diamond Foods, Inc.	2,200	57,618
Flowers Foods, Inc.	3,100	71,610
Fresh Del Monte Produce, Inc. (a)	8,500	123,420
Great Atlantic & Pacific Tea Co. (a)	2,800	20,552
Ingles Markets, Inc. Class A	1,640	25,600
J&J Snack Foods Corp.	1,400	54,264
The J.M. Smucker Co.	300	11,820
Lancaster Colony Corp.	1,800	78,840
M&F Worldwide Corp. (a)	1,300	20,735
Nash Finch Co.	2,500	73,225
Ralcorp Holdings, Inc. (a)	3,900	222,924
Ruddick Corp.	1,000	25,660
Sanderson Farms, Inc.	500	19,950
Smart Balance, Inc. (a)	900	6,327
Smithfield Foods, Inc. (a)	5,600	48,384
Spartan Stores, Inc.	1,300	21,151
SUPERVALU, Inc.	3,800	62,130
TreeHouse Foods, Inc. (a)	5,300	140,927
United Natural Foods, Inc. (a)	300	6,834
Weis Markets, Inc.	1,100	40,689
Whole Foods Market, Inc.	9,200	190,716
Winn-Dixie Stores, Inc. (a)	4,900	56,154
		1,714,807
Forest Products & Paper – 0.8%
Buckeye Technologies, Inc. (a)	11,500	59,225
Clearwater Paper Corp. (a)	985	14,992
Deltic Timber Corp.	500	21,070
Domtar Corp. (a)	55,600	101,192
Glatfelter	11,100	98,568
MeadWestvaco Corp.	3,100	48,546
Mercer International, Inc. (a)	2,600	1,482
Neenah Paper, Inc.	2,000	10,020
Potlatch Corp.	3,600	105,876
Rock-Tenn Co. Class A	309	11,668
Schweitzer-Mauduit International, Inc.	2,300	52,831
Temple-Inland, Inc.	47,500	567,150
Wausau Paper Corp.	17,000	148,410
Weyerhaeuser Co.	900	31,734
Xerium Technologies, Inc. (a)	9,100	7,553
		1,280,317
Gas – 0.2%
The Laclede Group, Inc.	700	24,276
New Jersey Resources Corp.	2,300	75,716
Nicor, Inc.	1,600	51,424
Northwest Natural Gas Co.	500	20,450
Piedmont Natural Gas Co., Inc.	1,200	29,304
South Jersey Industries, Inc.	800	27,768
Southwest Gas Corp.	700	14,147
WGL Holdings, Inc.	1,500	46,710
		289,795
Hand & Machine Tools – 0.6%
Baldor Electric Co.	19,900	461,680
Franklin Electric Co., Inc.	300	7,107
K-Tron International, Inc. (a)	300	24,126
Kennametal, Inc.	16,100	329,245
Lincoln Electric Holdings, Inc.	2,700	120,231
Regal-Beloit Corp.	400	16,252
Thermadyne Holdings Corp. (a)	1,400	4,480
		963,121
Health Care — Products – 1.8%
Abaxis, Inc. (a)	2,500	37,800
AngioDynamics, Inc. (a)	2,900	36,743
Bruker Corp. (a)	3,700	24,346
Cardiac Science Corp. (a)	400	1,180
Cepheid, Inc. (a)	1,600	15,520
CONMED Corp. (a)	4,600	61,272
Cyberonics, Inc. (a)	7,300	96,652
ev3, Inc. (a)	3,200	26,752
Exactech, Inc. (a)	2,816	37,312
Genomic Health, Inc. (a)	300	6,750
Haemonetics Corp. (a)	1,600	82,608
Hanger Orthopedic Group, Inc. (a)	8,100	112,671
Hillenbrand Industries, Inc.	11,600	150,568
Hologic, Inc. (a)	2,800	41,608
Immucor, Inc. (a)	4,600	74,934
Invacare Corp.	1,100	16,929
Inverness Medical Innovations, Inc. (a)	1,600	51,664
IRIS International, Inc. (a)	1,300	14,521
Kensey Nash Corp. (a)	6,700	140,298
Kinetic Concepts, Inc. (a)	4,500	111,420
Luminex Corp. (a)	6,100	100,101
Masimo Corp. (a)	3,300	95,370
Merit Medical Systems, Inc. (a)	7,000	108,570
Natus Medical, Inc. (a)	8,686	76,263
Orthofix International NV (a)	3,700	63,085
Palomar Medical Technologies, Inc. (a)	1,600	13,776
PSS World Medical, Inc. (a)	400	5,808
Quidel Corp. (a)	4,400	51,216
Somanetics Corp. (a)	4,700	76,187
SonoSite, Inc. (a)	3,600	64,944
Spectranetics Corp. (a)	100	390
Steris Corp.	15,200	366,320
Symmetry Medical, Inc. (a)	2,800	20,328
Synovis Life Technologies, Inc. (a)	3,500	53,130
Techne Corp.	1,200	68,664
The Cooper Cos., Inc.	5,900	169,625
Thoratec Corp. (a)	4,300	124,958
Varian Medical Systems, Inc. (a)	400	13,348
Vnus Medical Technologies, Inc. (a)	3,900	86,385
Volcano Corp. (a)	1,400	18,466
West Pharmaceutical Services, Inc.	700	22,855
Wright Medical Group, Inc. (a)	1,900	26,125
Zoll Medical Corp. (a)	7,900	127,032
		2,894,494
Health Care — Services – 2.2%
Alliance HealthCare Services, Inc. (a)	6,200	48,794
AMERIGROUP Corp. (a)	12,000	358,440

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AmSurg Corp. (a)	500	$10,270
Brookdale Senior Living, Inc.	10,900	112,379
Centene Corp. (a)	14,600	268,202
CIGNA Corp.	4,900	96,579
Community Health Systems, Inc. (a)	3,700	84,508
Coventry Health Care, Inc. (a)	4,100	65,231
Gentiva Health Services, Inc. (a)	5,900	93,987
Health Management Associates, Inc. Class A (a)	30,700	143,369
Health Net, Inc. (a)	11,600	167,504
Healthways, Inc. (a)	10,800	112,644
Humana, Inc. (a)	1,600	46,048
Kindred Healthcare, Inc. (a)	19,800	257,796
LHC Group, Inc. (a)	4,000	91,280
Life Sciences Research, Inc. (a)	1,700	11,492
LifePoint Hospitals, Inc. (a)	9,900	255,915
Lincare Holdings, Inc. (a)	5,400	130,302
Magellan Health Services, Inc. (a)	1,400	41,384
Medcath Corp. (a)	3,700	37,444
Mednax, Inc. (a)	6,000	215,400
Molina Healthcare, Inc. (a)	7,135	154,472
Odyssey Healthcare, Inc. (a)	4,700	48,692
RehabCare Group, Inc. (a)	8,700	145,290
Res-Care, Inc. (a)	4,500	72,090
Skilled Healthcare Group, Inc. Class A (a)	1,200	10,476
Sun Healthcare Group, Inc. (a)	1,900	16,093
Triple-S Management Corp. Class B (a)	300	3,846
Universal Health Services, Inc. Class B	1,800	90,720
WellCare Health Plans, Inc. (a)	16,576	248,806
		3,439,453
Home Builders – 1.0%
Amrep Corp. (a)	400	7,436
Brookfield Homes Corp.	700	3,675
Centex Corp.	10,800	118,152
Champion Enterprises, Inc. (a)	22,300	12,934
D.R. Horton, Inc.	1,300	16,965
KB Home	7,600	137,332
Lennar Corp. Class A	33,000	321,420
M/I Homes, Inc.	4,100	62,607
Meritage Home Corp. (a)	11,800	245,558
Palm Harbor Homes, Inc. (a)	1,600	4,864
The Ryland Group, Inc.	12,300	254,733
Thor Industries, Inc.	16,100	370,139
Winnebago Industries, Inc.	6,300	55,503
		1,611,318
Home Furnishing – 0.6%
American Woodmark Corp.	2,100	43,470
DTS, Inc. (a)	4,500	119,925
Ethan Allen Interiors, Inc.	4,502	60,552
Furniture Brands International, Inc.	14,200	44,872
Harman International Industries, Inc.	21,700	394,723
Hooker Furniture Corp.	5,400	63,288
Kimball International, Inc. Class B	5,600	30,744
La-Z-Boy, Inc.	24,600	65,436
Sealy Corp. (a)	9,700	34,338
Tempur-Pedic International, Inc.	4,300	55,298
		912,646
Household Products – 1.1%
ACCO Brands Corp. (a)	9,600	20,064
American Greetings Corp. Class A	32,828	257,700
Blyth, Inc.	5,225	230,318
Central Garden & Pet Co. Class A (a)	20,500	185,935
CSS Industries, Inc.	2,500	49,650
Ennis, Inc.	5,788	52,092
Helen of Troy Ltd. (a)	8,100	129,195
Jarden Corp. (a)	15,500	311,550
Prestige Brands Holdings, Inc. (a)	12,400	80,104
The Standard Register Co.	11,300	58,986
Tupperware Brands Corp.	9,400	235,282
WD-40 Co.	2,500	67,650
		1,678,526
Housewares – 0.3%
National Presto Industries, Inc.	1,400	99,764
The Toro Co.	12,883	391,386
		491,150
Insurance – 4.3%
Alleghany Corp. (a)	200	50,732
Allied World Assurance Holdings Ltd.	4,400	163,416
American Equity Investment Life Holding Co.	20,000	112,600
American Financial Group, Inc.	3,100	54,498
American National Insurance	1,000	67,870
American Physicians Capital, Inc.	3,200	133,312
Amerisafe, Inc. (a)	11,100	170,496
Amtrust Financial Services, Inc.	13,500	123,255
Aspen Insurance Holdings Ltd.	17,900	422,082
Assurant, Inc.	4,000	97,760
Assured Guaranty Ltd.	4,100	39,606
Cincinnati Financial Corp.	600	14,370
CNA Financial Corp.	5,500	65,835
CNA Surety Corp. (a)	9,089	174,963
Conseco, Inc. (a)	58,200	93,120
Crawford & Co. (a)	900	5,355
Delphi Financial Group, Inc. Class A	19,384	334,762
eHealth, Inc. (a)	700	13,433
EMC Insurance Group, Inc.	200	4,532
Employers Holdings, Inc.	9,200	76,728
Endurance Specialty Holdings Ltd.	3,300	86,328
FBL Financial Group, Inc. Class A	6,600	37,950
Fidelity National Financial, Inc. Class A	3,300	59,829
First American Corp.	1,200	33,696

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FPIC Insurance Group, Inc. (a)	3,198	$97,667
Genworth Financial, Inc. Class A	17,900	42,244
Greenlight Capital Re Ltd. (a)	500	7,740
Hallmark Financial Services, Inc. (a)	1,700	11,424
Harleysville Group, Inc.	2,721	78,691
Horace Mann Educators Corp.	15,400	135,212
Infinity Property & Casualty Corp.	4,835	170,386
IPC Holdings Ltd.	12,600	328,104
Life Partners Holdings, Inc.	2,900	54,288
Lincoln National Corp.	2,600	29,224
Maiden Holdings Ltd.	800	3,608
Max Capital Group Ltd.	27,000	446,850
Meadowbrook Insurance Group, Inc.	4,442	26,430
Mercury General Corp.	900	30,402
MGIC Investment Corp.	19,500	49,920
Montpelier Re Holdings Ltd.	3,600	44,856
National Interstate Corp.	2,500	40,375
National Western Life Insurance Co. Class A	100	11,389
Navigators Group, Inc. (a)	2,700	122,526
Odyssey Re Holdings Corp.	2,300	88,067
Old Republic International Corp.	2,300	21,551
OneBeacon Insurance Group Ltd.	8,600	99,932
The Phoenix Companies, Inc.	16,993	26,509
Platinum Underwriters Holdings Ltd.	10,200	293,454
PMA Capital Corp. Class A (a)	3,300	12,375
The PMI Group, Inc.	25,200	15,876
Presidential Life Corp.	2,800	29,932
Principal Financial Group, Inc.	1,700	27,778
ProAssurance Corp. (a)	3,900	171,366
Protective Life Corp.	35,300	302,521
Radian Group, Inc.	28,500	49,305
RLI Corp.	1,190	57,156
Safety Insurance Group, Inc.	3,900	128,895
SeaBright Insurance Holdings, Inc. (a)	6,530	60,598
Selective Insurance Group	10,544	155,630
StanCorp Financial Group, Inc.	8,563	234,883
State Auto Financial Corp.	1,100	17,853
Stewart Information Services Corp.	4,300	97,223
Tower Group, Inc.	800	21,752
Transatlantic Holdings, Inc.	1,100	41,723
United America Indemnity Ltd. Class A (a)	14,948	75,786
United Fire & Casualty Co.	1,400	26,138
Unitrin, Inc.	17,400	295,800
Universal American Corp. (a)	10,700	110,531
Unum Group	5,800	94,772
Validus Holdings Ltd.	4,000	89,600
White Mountains Insurance Group Ltd.	100	19,132
XL Capital Ltd. Class A	2,600	24,726
		6,858,728
Internet – 3.3%
1-800-Flowers.com, Inc. Class A (a)	17,800	51,976
Akamai Technologies, Inc. (a)	4,000	88,080
Art Technology Group, Inc. (a)	22,200	69,708
Asiainfo Holdings, Inc. (a)	6,600	110,550
Avocent Corp. (a)	24,400	352,336
Bidz.com, Inc. (a)	1,100	4,532
Blue Coat Systems, Inc. (a)	7,400	98,124
Blue Nile, Inc. (a)	4,600	195,776
Cogent Communications Group, Inc. (a)	14,100	119,004
Comscore, Inc. (a)	2,900	37,004
CyberSources Corp. (a)	1,600	23,376
DealerTrack Holdings, Inc. (a)	3,500	53,130
Digital River, Inc. (a)	6,000	230,520
EarthLink, Inc. (a)	28,000	212,240
eResearch Technology, Inc. (a)	10,600	53,742
Expedia, Inc. (a)	11,900	161,959
Global Sources Ltd. (a)	12,356	54,984
i2 Technologies, Inc. (a)	1,100	9,812
Imergent, Inc.	3,400	23,324
InfoSpace, Inc. (a)	400	2,652
Internap Network Services Corp. (a)	1,500	4,170
j2 Global Communications, Inc. (a)	13,435	322,306
The Knot, Inc. (a)	1,300	11,791
Liberty Media Holding Corp. Interactive Class A (a)	12,100	64,130
Limelight Networks, Inc. (a)	100	490
Liquidity Services, Inc. (a)	1,000	7,530
LoopNet, Inc. (a)	7,000	60,130
Mercadolibre, Inc. (a)	5,800	158,514
ModusLink Global Solutions, Inc. (a)	7,890	29,193
Move, Inc. (a)	6,700	13,735
Navisite, Inc. (a)	2,700	1,026
Netflix, Inc. (a)	8,100	367,011
NIC, Inc.	6,600	35,640
NutriSystem, Inc.	9,170	125,996
Online Resources Corp. (a)	300	1,287
Orbitz Worldwide, Inc. (a)	3,200	6,080
Overstock.com, Inc. (a)	6,600	88,968
Perficient, Inc. (a)	2,200	15,334
RealNetworks, Inc. (a)	4,100	10,086
S1 Corp. (a)	27,800	172,360
Sapient Corp. (a)	47,000	241,110
Shutterfly, Inc. (a)	5,500	70,455
Sohu.com, Inc. (a)	2,700	140,805
SonicWALL, Inc. (a)	17,965	97,550
Sourcefire, Inc. (a)	200	2,166
Stamps.com, Inc. (a)	8,000	74,880
TheStreet.com, Inc.	3,066	6,530
Thinkorswim Group, Inc. (a)	5,800	55,100
TIBCO Software, Inc. (a)	73,500	464,520
United Online, Inc.	19,073	101,087
Valueclick, Inc. (a)	40,400	428,240
Vignette Corp. (a)	7,578	62,594
Vocus, Inc. (a)	4,500	76,500
Zix Corp. (a)	2,200	2,662
		5,272,805

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investment Companies – 0.1%
Allied Capital Corp.	18,700	$46,002
Apollo Investment Corp.	31,170	149,616
Ares Capital Corp.	2,300	13,501
NGP Capital Resources Co.	1,200	8,424
		217,543
Iron & Steel – 1.1%
AK Steel Holding Corp.	29,890	388,869
Allegheny Technologies, Inc.	2,200	72,006
Carpenter Technology Corp.	20,447	422,639
General Steel Holdings, Inc. (a)	2,700	15,714
Olympic Steel, Inc.	8,379	153,671
Reliance Steel & Aluminum Co.	4,300	151,489
Schnitzer Steel Industries, Inc. Class A	8,808	436,524
Shiloh Industries, Inc. (a)	747	1,868
Steel Dynamics, Inc.	1,500	18,675
Sutor Technology Group Ltd. (a)	200	450
United States Steel Corp.	1,500	39,825
Universal Stainless & Alloy (a)	1,300	17,420
		1,719,150
Leisure Time – 0.8%
Brunswick Corp.	53,300	318,734
Callaway Golf Co.	25,888	195,455
Interval Leisure Group, Inc. (a)	1,640	13,136
Life Time Fitness, Inc. (a)	6,400	120,064
Polaris Industries, Inc.	8,600	287,670
Royal Caribbean Cruises Ltd.	7,200	106,056
Town Sports International Holdings, Inc. (a)	2,300	7,935
WMS Industries, Inc. (a)	9,000	288,990
		1,338,040
Lodging – 0.7%
Ameristar Casinos, Inc.	4,300	88,236
Boyd Gaming Corp.	36,600	336,354
Gaylord Entertainment Co. (a)	2,500	34,850
Marcus Corp.	2,700	34,290
Orient-Express Hotels Ltd.	14,900	96,403
Wyndham Worldwide Corp.	45,300	529,104
		1,119,237
Machinery — Construction & Mining – 0.1%
Bucyrus International, Inc. Class A	700	15,197
Terex Corp. (a)	12,400	171,120
		186,317
Machinery — Diversified – 2.0%
AGCO Corp. (a)	2,400	58,320
Altra Holdings, Inc. (a)	7,500	41,025
Applied Industrial Technologies, Inc.	5,072	114,120
Briggs & Stratton Corp.	16,400	244,032
Cascade Corp.	2,200	53,174
Chart Industries, Inc. (a)	19,800	273,834
Cognex Corp.	5,400	75,978
Columbus McKinnon Corp. (a)	13,100	169,776
Cummins, Inc.	4,600	156,400
DXP Enterprises, Inc. (a)	1,900	25,232
Gardner Denver, Inc. (a)	17,600	468,512
Gerber Scientific, Inc. (a)	2,400	9,480
Gorman-Rupp Co.	4,950	105,435
Graco, Inc.	2,500	58,975
Hurco Cos., Inc. (a)	1,300	19,929
Intermec, Inc. (a)	122	1,474
Kadant, Inc. (a)	8,400	103,656
Lindsay Corp.	3,200	124,512
The Manitowoc Co., Inc.	32,600	193,970
NACCO Industries, Inc. Class A	1,800	68,850
Nordson Corp.	4,300	156,004
Robbins & Myers, Inc.	15,400	291,830
Sauer-Danfoss, Inc.	6,300	26,145
Tecumseh Products Co. Class A (a)	10,100	103,121
Tennant Co.	3,836	57,041
Twin Disc, Inc.	1,200	8,184
Wabtec Corp.	1,900	72,466
Zebra Technologies Corp. Class A (a)	3,300	70,125
		3,151,600
Manufacturing – 2.7%
A.O. Smith Corp.	6,300	195,867
Actuant Corp. Class A	13,800	169,188
Acuity Brands, Inc.	15,784	453,632
American Railcar Industries, Inc.	1,000	9,120
Ameron International Corp.	5,000	295,850
AZZ, Inc. (a)	3,158	97,677
Barnes Group, Inc.	18,600	263,376
Blount International, Inc. (a)	14,100	90,240
The Brink's Co.	1,500	42,525
Carlisle Cos., Inc.	700	15,925
Ceradyne, Inc. (a)	15,300	263,772
Clarcor, Inc.	1,600	49,728
Colfax Corp. (a)	6,600	56,958
Crane Co.	5,200	120,068
Dover Corp.	2,800	86,184
Eastman Kodak Co.	18,400	56,120
EnPro Industries, Inc. (a)	12,800	204,288
Federal Signal Corp.	23,500	182,595
GenTek, Inc. (a)	308	5,880
Griffon Corp. (a)	8,480	73,522
Harsco Corp.	3,700	101,935
Ingersoll-Rand Co. Ltd. Class A	3,300	71,841
John Bean Technologies Corp.	3,333	36,730
Koppers Holdings, Inc.	3,600	68,256
LSB Industries, Inc. (a)	6,700	80,266
Lydall, Inc. (a)	4,300	18,447
McCoy Corp.	24,300	29,918
Myers Industries, Inc.	11,165	111,985
Parker Hannifin Corp.	1,300	58,955
Polypore International, Inc. (a)	3,406	25,681
Raven Industries, Inc.	3,300	78,870
Reddy Ice Holdings, Inc.	1,200	2,700
Smith & Wesson Holding Corp. (a)	9,200	65,964
Standex International Corp.	2,300	31,901
Textron, Inc.	26,200	281,126
Tredegar Corp.	14,200	249,636
Trinity Industries, Inc.	19,200	280,512
		4,327,238

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Media – 0.9%
Acacia Research - Acacia Technologies (a)	4,189	$18,139
Belo Corp. Class A	27,900	47,430
Central European Media Enterprises Ltd. (a)	2,300	37,743
CKX, Inc. (a)	300	1,617
Courier Corp.	800	12,544
Cox Radio, Inc. Class A (a)	9,300	44,640
CTC Media, Inc. (a)	1,100	8,624
Cumulus Media, Inc. Class A (a)	6,591	8,107
Discovery Communications, Inc., Series A (a)	1,500	28,485
The E.W. Scripps Co. Class A	15,300	30,141
Entercom Communications Corp.	2,400	3,984
Entravision Communications Corp. Class A (a)	33,400	17,034
FactSet Research Systems, Inc.	1,000	53,590
Fisher Communications, Inc.	100	1,206
Gannett Co., Inc.	3,600	14,076
Hearst-Argyle Television, Inc.	1,100	4,950
Journal Communications, Inc. Class A	3,200	4,960
Liberty Media Corp. Capital Class A (a)	9,300	108,810
Lin TV Corp. Class A (a)	4,800	7,680
The McClatchy Co. Class A	16,100	8,533
Media General, Inc. Class A	4,000	10,400
Mediacom Communications Corp. (a)	9,100	51,779
Meredith Corp.	18,300	458,964
Scholastic Corp.	17,400	343,302
Scripps Networks Interactive Class A	1,200	32,928
Sinclair Broadcast Group, Inc. Class A	24,902	27,641
		1,387,307
Metal Fabricate & Hardware – 1.6%
A.M. Castle & Co.	9,900	95,931
Ampco-Pittsburgh Corp.	6,503	158,413
Circor International, Inc.	10,000	257,300
Commercial Metals Co.	13,600	202,368
Dynamic Materials Corp.	400	6,416
Haynes International, Inc. (a)	6,200	139,996
L.B. Foster Co. Class A (a)	3,700	121,175
Ladish Co., Inc. (a)	1,700	12,869
Mueller Industries, Inc.	13,997	307,514
Mueller Water Products, Inc. Class A	35,600	149,164
NN, Inc.	2,900	3,799
Northwest Pipe Co. (a)	4,400	166,892
RBC Bearings, Inc. (a)	600	11,100
Sims Group Ltd. Sponsored ADR (Australia)	14,078	203,568
Sun Hydraulics Corp.	9,850	178,285
Timken Co.	23,600	379,488
Worthington Industries, Inc.	13,700	204,130
		2,598,408
Mining – 0.7%
Allied Nevada Gold Corp. (a)	1,000	5,400
Amcol International Corp.	500	9,690
Amerigo Resources Ltd.	74,300	19,914
Brush Engineered Materials, Inc. (a)	10,000	169,200
Farallon Resources Ltd. (a)	84,100	19,018
Hecla Mining Co. (a)	16,300	40,261
Horsehead Holding Corp. (a)	4,200	29,988
Kaiser Aluminum Corp.	3,300	97,482
Redcorp Ventures Ltd.	338,800	1,419
Royal Gold, Inc.	2,800	101,248
RTI International Metals, Inc. (a)	15,300	199,053
Stillwater Mining Co. (a)	20,500	92,455
Titanium Metals Corp.	24,400	165,676
USEC, Inc. (a)	27,500	170,225
		1,121,029
Office Equipment/Supplies – 0.0%
Xerox Corp.	11,000	67,210
Office Furnishings – 0.8%
Herman Miller, Inc.	27,000	401,490
HNI Corp.	19,600	303,800
Interface, Inc. Class A	36,192	209,552
Knoll, Inc.	14,264	100,989
Steelcase, Inc. Class A	52,837	239,351
		1,255,182
Oil & Gas – 2.7%
Abraxas Petroleum Corp. (a)	2,700	2,376
Arena Resources, Inc. (a)	100	2,867
Atlas America, Inc.	700	10,892
ATP Oil & Gas Corp. (a)	14,700	105,252
Berry Petroleum Co. Class A	18,000	296,640
Bill Barrett Corp. (a)	900	23,382
Brigham Exploration Co. (a)	13,400	31,356
Bronco Drilling Co., Inc. (a)	4,849	26,621
Callon Petroleum Co. (a)	5,800	10,208
Cimarex Energy Co.	5,600	150,640
Comstock Resources, Inc. (a)	2,200	75,812
Contango Oil & Gas Co. (a)	2,200	83,358
CVR Energy, Inc. (a)	21,100	155,296
Delek US Holdings, Inc.	13,908	142,835
Denbury Resources, Inc. (a)	6,800	110,704
Encore Acquisition Co. (a)	4,100	119,679
ENSCO International, Inc.	2,351	66,486
EXCO Resources, Inc. (a)	3,400	40,052
Frontier Oil Corp.	14,200	180,482
Galleon Energy, Inc. Class A (a)	14,900	59,153
Gasco Energy, Inc. (a)	21,900	10,950
Georesources, Inc. (a)	1,900	13,490
Gulfport Energy Corp. (a)	400	1,188
Helmerich & Payne, Inc.	1,000	30,820
Hercules Offshore, Inc. (a)	11,825	37,840
Holly Corp.	8,100	169,776

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Houston American Energy Corp.	100	$206
Jura Energy Corp.	58,700	4,425
Mariner Energy, Inc. (a)	25,000	284,500
McMoRan Exploration Co. (a)	2,700	14,823
Meridian Resource Corp. (a)	5,800	1,566
Midnight Oil Exploration Ltd. (a)	17,700	15,566
Oilsands Quest, Inc. (a)	3,800	2,850
Paramount Resources Ltd. Class A (a)	1,800	8,548
Parker Drilling Co. (a)	47,600	131,376
Patterson-UTI Energy, Inc.	7,900	100,409
Penn Virginia Corp.	4,500	63,315
Petroleum Development Corp. (a)	900	14,589
PetroQuest Energy, Inc. (a)	3,300	9,933
Pioneer Drilling Co. (a)	12,100	60,500
Precision Drilling Trust	51,162	240,973
Pride International, Inc. (a)	300	6,810
Rosetta Resources, Inc. (a)	25,900	182,595
St. Mary Land & Exploration Co.	4,700	83,989
Stone Energy Corp. (a)	13,592	58,582
Swift Energy Co. (a)	8,400	90,888
Tesoro Corp.	2,800	42,700
TriStar Oil & Gas Ltd. (a)	7,000	63,026
Unit Corp. (a)	9,200	251,068
VAALCO Energy, Inc. (a)	28,800	137,376
Vero Energy, Inc. (a)	11,300	35,776
W&T Offshore, Inc.	14,700	136,416
Warren Resources, Inc. (a)	2,600	4,160
Western Refining, Inc. (a)	22,800	287,052
Whiting Petroleum Corp. (a)	1,300	42,588
		4,334,760
Oil & Gas Services – 3.0%
Allis-Chalmers Energy, Inc. (a)	10,500	20,265
Basic Energy Services, Inc. (a)	12,500	127,500
BJ Services Co.	3,700	51,393
Cal Dive International, Inc. (a)	2,800	22,176
Complete Production Services, Inc. (a)	28,700	191,716
Dawson Geophysical Co. (a)	2,900	57,014
Dresser-Rand Group, Inc. (a)	4,500	110,835
Dril-Quip, Inc. (a)	11,000	378,180
Exterran Holdings, Inc. (a)	21,400	441,910
Forbes Energy Services Ltd. (a)	6,400	6,272
Forbes Energy Services Ltd.	30,500	29,888
Global Industries Ltd. (a)	36,800	238,096
Gulf Island Fabrication, Inc.	9,200	119,048
Helix Energy Solutions Group, Inc. (a)	39,000	354,510
Hornbeck Offshore Services, Inc. (a)	2,900	67,367
ION Geophysical Corp. (a)	7,000	17,500
Key Energy Services, Inc. (a)	51,900	227,841
Lufkin Industries, Inc.	400	13,960
Matrix Service Co. (a)	9,100	87,178
NATCO Group, Inc. Class A (a)	4,800	115,488
Natural Gas Services Group, Inc. (a)	4,600	45,908
Newpark Resources, Inc. (a)	29,200	81,760
North American Energy Partners, Inc. (a)	5,000	19,750
Oceaneering International, Inc. (a)	1,700	77,469
Oil States International, Inc. (a)	19,500	368,550
RPC, Inc.	3,100	33,170
SEACOR Holdings, Inc. (a)	6,500	427,180
Superior Energy Services, Inc. (a)	20,500	393,805
T-3 Energy Services, Inc. (a)	5,257	70,602
Technicoil Corp. (a)	99,200	33,234
TETRA Technologies, Inc. (a)	38,200	218,504
Tidewater, Inc.	1,200	51,900
Union Drilling, Inc. (a)	8,300	49,717
Willbros Group, Inc. (a)	17,700	202,842
		4,752,528
Packaging & Containers – 0.1%
Bway Holding Co. (a)	1,000	9,320
Packaging Corp. of America	4,500	71,415
Sonoco Products Co.	2,200	53,702
		134,437
Pharmaceuticals – 2.0%
Adolor Corp. (a)	12,500	28,125
Akorn, Inc. (a)	800	672
Align Technology, Inc. (a)	2,800	34,748
Allos Therapeutics, Inc. (a)	8,500	52,105
Alnylam Pharmaceuticals, Inc. (a)	2,200	40,414
Array Biopharma, Inc. (a)	4,200	12,306
Auxilium Pharmaceuticals, Inc. (a)	4,300	98,470
Cadence Pharmaceuticals, Inc. (a)	600	6,072
CPEX Pharmaceuticals, Inc. (a)	100	750
Cubist Pharmaceuticals, Inc. (a)	11,700	194,220
Cypress Bioscience, Inc. (a)	4,200	30,240
Emergent Biosolutions, Inc. (a)	8,000	85,680
Endo Pharmaceuticals Holdings, Inc. (a)	6,300	104,202
Forest Laboratories, Inc. (a)	3,760	81,554
HealthExtras, Inc. (a)	2,400	54,120
Herbalife Ltd.	16,100	319,102
Indevus Pharmaceuticals, Inc. (b)	600	6
Isis Pharmaceuticals, Inc. (a)	5,100	79,968
K-V Pharmaceutical Co. Class A (a)	700	980
MannKind Corp. (a)	2,700	11,043
Medicis Pharmaceutical Corp. Class A	6,800	109,276
Medivation, Inc. (a)	5,700	110,181

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MiddleBrook Pharmaceuticals, Inc. (a)	3,000	$4,230
Nabi Biopharmaceuticals (a)	2,700	9,288
NBTY, Inc. (a)	11,549	299,235
Nektar Therapeutics (a)	3,900	21,840
Noven Pharmaceuticals, Inc. (a)	9,800	101,136
Obagi Medical Products, Inc. (a)	300	1,803
Omega Protein Corp. (a)	9,800	31,262
Onyx Pharmaceuticals, Inc. (a)	1,700	44,030
Optimer Pharmaceuticals, Inc. (a)	4,200	58,674
OSI Pharmaceuticals, Inc. (a)	5,600	187,992
Osiris Therapeutics, Inc. (a)	2,400	30,408
Pain Therapeutics, Inc. (a)	5,900	27,966
PetMed Express, Inc. (a)	4,300	69,918
PharMerica Corp. (a)	11,200	204,400
Pozen, Inc. (a)	3,400	26,044
Progenics Pharmaceuticals, Inc. (a)	5,000	27,400
Questcor Pharmaceuticals, Inc. (a)	7,800	35,100
Rigel Pharmaceuticals, Inc. (a)	6,000	39,840
Salix Pharmaceuticals Ltd. (a)	6,000	66,000
Savient Pharmaceuticals, Inc. (a)	22,800	120,384
Sirona Dental Systems, Inc. (a)	1,800	29,448
Theravance, Inc. (a)	5,000	71,650
United Therapeutics Corp. (a)	1,200	75,372
Valeant Pharmaceuticals International (a)	8,600	144,136
Viropharma, Inc. (a)	2,900	16,327
VIVUS, Inc. (a)	12,800	51,328
		3,249,445
Pipelines – 0.0%
Crosstex Energy, Inc.	9,300	18,321
Real Estate – 0.3%
Avatar Holdings, Inc. (a)	500	9,290
CB Richard Ellis Group, Inc. Class A (a)	3,400	25,500
Consolidated-Tomoka Land Co.	100	3,479
Forest City Enterprises, Inc. Class A	12,900	108,747
Forestar Real Estate Group, Inc. (a)	8,200	105,452
Hilltop Holdings, Inc. (a)	900	10,197
Jones Lang Lasalle, Inc.	6,800	219,436
		482,101
Real Estate Investment Trusts (REITS) – 2.7%
Acadia Realty Trust	2,223	32,234
Agree Realty Corp.	2,313	36,915
Alexander's, Inc.	100	21,808
Alexandria Real Estate Equities, Inc.	3,000	109,440
American Campus Communities, Inc.	2,200	47,696
Arbor Realty Trust, Inc.	300	843
Ashford Hospitality Trust	11,300	34,126
Associated Estates Realty Corp.	1,500	8,325
BioMed Realty Trust, Inc.	11,490	131,101
CapitalSource, Inc.	42,010	129,811
CapLease, Inc.	4,300	12,771
Cedar Shopping Centers, Inc.	2,700	9,693
Colonial Properties Trust	2,500	18,100
Corporate Office Properties Trust	4,484	137,031
DCT Industrial Trust, Inc.	9,500	41,990
DiamondRock Hospitality Co.	16,100	104,489
Eastgroup Properties	3,400	114,274
Entertainment Properties Trust	8,070	186,498
Equity Lifestyle Properties, Inc.	800	31,736
Equity One, Inc.	911	13,556
Extra Space Storage, Inc.	19,300	137,223
FelCor Lodging Trust, Inc.	17,100	33,858
First Industrial Realty Trust, Inc.	7,286	27,468
First Potomac Realty Trust	1,200	11,748
Glimcher Realty Trust	1,264	3,097
Healthcare Realty Trust, Inc.	9,900	166,221
Hersha Hospitality Trust	2,700	9,855
Highwoods Properties, Inc.	8,200	196,718
Home Properties, Inc.	4,770	173,819
Inland Real Estate Corp.	11,600	101,848
Kite Realty Group Trust	4,900	17,150
LaSalle Hotel Properties	5,700	68,172
Lexington Realty Trust	10,340	39,809
LTC Properties, Inc.	3,700	66,637
Medical Properties Trust, Inc.	15,300	81,702
Mid-America Apartment Communities, Inc.	4,692	173,557
National Health Investors, Inc.	523	14,027
National Retail Properties, Inc.	10,477	185,862
Nationwide Health Properties, Inc.	7,778	192,039
Omega Healthcare Investors, Inc.	6,920	108,782
Parkway Properties, Inc.	5,100	70,737
Pennsylvania Real Estate Investment Trust	5,000	38,750
Post Properties, Inc.	1,300	16,588
PS Business Parks, Inc.	1,700	74,375
Ramco-Gershenson Properties Trust	1,900	20,900
Realty Income Corp.	6,000	133,980
Redwood Trust, Inc.	3,100	50,437
Saul Centers, Inc.	800	25,472
Senior Housing Properties Trust	16,192	265,387
SL Green Realty Corp.	8,700	153,642
Sovran Self Storage, Inc.	4,200	94,668
Strategic Hotels & Resorts, Inc.	10,599	8,903
Sunstone Hotel Investors, Inc.	7,683	40,643
Tanger Factory Outlet Centers, Inc.	1,445	48,147
Taubman Centers, Inc.	2,700	64,314

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Universal Health Realty Income Trust	100	$3,202
Urstadt Biddle Properties, Inc. Class A	300	4,608
Walter Investment Management Corp. (a)	803	6,424
Washington Real Estate Investment Trust	5,000	106,650
		4,259,856
Retail – 10.1%
99 Cents Only Stores (a)	2,300	24,702
Abercrombie & Fitch Co. Class A	2,300	62,238
Aeropostale, Inc. (a)	13,350	453,500
AFC Enterprises (a)	600	3,726
America's Car-Mart, Inc. (a)	5,000	81,100
American Eagle Outfitters, Inc.	3,800	56,316
AnnTaylor Stores Corp. (a)	40,200	297,078
Asbury Automotive Group, Inc.	16,300	157,621
AutoNation, Inc. (a)	10,200	180,642
Barnes & Noble, Inc.	11,400	297,768
bebe Stores, Inc.	8,000	73,600
Big 5 Sporting Goods Corp.	800	6,584
Big Lots, Inc. (a)	13,023	359,956
BJ's Restaurants, Inc. (a)	4,800	79,152
Blockbuster, Inc. Class A (a)	16,900	13,520
Bob Evans Farms, Inc.	16,277	394,717
Books-A-Million, Inc.	800	4,592
Borders Group, Inc. (a)	9,400	25,662
Brinker International, Inc.	16,500	292,380
Brown Shoe Co., Inc.	31,147	200,275
The Buckle, Inc.	13,879	518,658
Buffalo Wild Wings, Inc. (a)	3,900	152,256
Cabelas, Inc. (a)	9,900	126,819
California Pizza Kitchen, Inc. (a)	7,300	114,683
Casey's General Stores, Inc.	7,507	199,761
Cash America International, Inc.	13,900	310,804
Cato Corp. Class A	4,300	82,646
CEC Entertainment, Inc. (a)	7,000	213,220
Charlotte Russe Holding, Inc. (a)	8,000	100,400
Charming Shoppes, Inc. (a)	27,700	96,673
Chico's FAS, Inc. (a)	21,400	163,496
Children's Place (a)	16,700	474,948
Christopher & Banks Corp.	12,000	66,720
Citi Trends, Inc. (a)	10,000	245,600
CKE Restaurants, Inc.	11,600	111,012
Coach, Inc. (a)	5,300	129,850
Coldwater Creek, Inc. (a)	22,400	77,280
Collective Brands, Inc. (a)	16,300	236,676
Conn's, Inc. (a)	5,570	91,571
Copart, Inc. (a)	1,600	50,224
Cracker Barrel Old Country Store, Inc.	8,156	265,967
Denny's Corp. (a)	36,950	99,026
Dillard's, Inc. Class A	43,200	333,072
DineEquity, Inc.	1,600	51,264
Dress Barn, Inc. (a)	30,190	457,077
Ezcorp, Inc. (a)	100	1,239
Family Dollar Stores, Inc.	800	26,552
The Finish Line, Inc. Class A	20,500	174,250
First Cash Financial Services, Inc. (a)	2,800	46,032
Foot Locker, Inc.	17,200	204,508
Fred's, Inc. Class A	20,900	285,494
GameStop Corp. Class A (a)	1,600	48,256
Genesco, Inc. (a)	9,700	220,966
Group 1 Automotive, Inc.	13,000	276,900
Guess?, Inc.	2,100	54,684
The Gymboree Corp. (a)	5,600	192,640
Haverty Furniture Cos., Inc.	12,400	134,540
hhgregg, Inc. (a)	3,900	64,740
Hot Topic, Inc. (a)	8,900	108,936
HSN, Inc. (a)	4,240	29,298
Insight Enterprises, Inc. (a)	14,132	80,835
Jack in the Box, Inc. (a)	3,400	83,606
Jo-Ann Stores, Inc. (a)	7,000	128,240
Jones Apparel Group, Inc.	42,900	396,396
Jos. A. Bank Clothiers, Inc. (a)	1,100	44,484
Kenneth Cole Productions, Inc. Class A	2,700	18,684
Krispy Kreme Doughnuts, Inc. (a)	12,900	50,826
Limited Brands, Inc.	5,800	66,236
Liz Claiborne, Inc.	76,400	362,136
Men's Wearhouse, Inc.	20,700	385,848
Movado Group, Inc.	3,500	32,095
New York & Co., Inc. (a)	21,400	124,120
Nu Skin Enterprises, Inc. Class A	3,200	41,024
O'Charley's, Inc.	1,500	10,455
Office Depot, Inc. (a)	70,400	182,336
OfficeMax, Inc.	1,000	7,450
Pacific Sunwear of California (a)	24,500	99,225
Panera Bread Co. Class A (a)	600	33,606
The Pantry, Inc. (a)	11,500	271,630
Papa John's International, Inc. (a)	3,800	100,852
PC Connection, Inc. (a)	1,900	9,405
Penske Auto Group, Inc.	15,300	202,725
The PEP Boys-Manny Moe & Jack	17,300	128,020
Phillips-Van Heusen Corp.	14,200	412,226
Polo Ralph Lauren Corp.	1,100	59,224
PriceSmart, Inc.	1,200	21,420
RadioShack Corp.	1,700	23,936
Red Robin Gourmet Burgers, Inc. (a)	7,800	191,490
Regis Corp.	20,800	398,112
Retail Ventures, Inc. (a)	400	1,040
Ruby Tuesday, Inc. (a)	14,700	112,896
Rush Enterprises, Inc. Class A (a)	14,700	193,452
Sally Beauty Co., Inc. (a)	31,800	235,320
School Specialty, Inc. (a)	6,300	118,251
Sears Holdings Corp. (a)	600	37,482
Signet Jewelers Ltd.	2,200	34,914
Sonic Automotive, Inc. Class A	9,500	49,020
Sonic Corp. (a)	900	9,828

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stage Stores, Inc.	20,800	$254,800
The Steak'n Shake Co. (a)	7,300	84,388
Systemax, Inc. (a)	9,900	166,914
Talbots, Inc.	25,400	59,944
Texas Roadhouse, Inc. Class A (a)	5,400	61,452
Titan Machinery, Inc. (a)	1,600	16,208
Tractor Supply Co. (a)	5,600	226,128
Tween Brands, Inc. (a)	10,000	29,200
Ulta Salon Cosmetics & Fragrance, Inc. (a)	900	7,875
Wendy's/Arby's Group, Inc. Class A	20,200	101,000
The Wet Seal, Inc. Class A (a)	45,000	171,450
Williams-Sonoma, Inc.	28,800	403,200
World Fuel Services Corp.	300	11,439
Zale Corp. (a)	9,200	34,224
Zumiez, Inc. (a)	5,000	60,300
		16,151,234
Savings & Loans – 0.5%
Anchor Bancorp Wisconsin, Inc.	900	1,467
Dime Community Bancshares	11,600	96,744
First Niagara Financial Group, Inc.	9,600	129,984
First Place Financial Corp.	1,200	6,816
Flagstar Bancorp, Inc. (a)	2,400	3,480
Flushing Financial Corp.	5,900	54,339
Hudson City Bancorp, Inc.	7,900	99,224
NewAlliance Bancshares, Inc.	8,000	103,280
OceanFirst Financial Corp.	1,100	13,365
Provident Financial Services, Inc.	13,800	147,246
Provident New York Bancorp	6,800	57,596
TierOne Corp.	2,030	4,304
WSFS Financial Corp.	984	26,676
		744,521
Semiconductors – 5.7%
Actel Corp. (a)	10,400	128,648
Advanced Analogic Technologies, Inc. (a)	3,300	15,840
Amkor Technology, Inc. (a)	78,570	338,637
Analog Devices, Inc.	2,600	55,328
Applied Micro Circuits Corp. (a)	25,500	138,975
Atmel Corp. (a)	57,900	222,336
ATMI, Inc. (a)	14,900	235,271
Broadcom Corp. Class A (a)	3,400	78,846
Brooks Automation, Inc. (a)	26,200	162,964
Cabot Microelectronics Corp. (a)	10,300	296,743
Cavium Networks, Inc. (a)	8,700	109,446
Cirrus Logic, Inc. (a)	26,500	123,225
Cohu, Inc.	3,600	35,136
Conexant Systems, Inc. (a)	2,500	3,375
Day4 Energy, Inc.	33,200	24,192
Diodes, Inc. (a)	6,000	89,280
DSP Group, Inc. (a)	3,700	23,273
Emulex Corp. (a)	38,120	399,117
Entegris, Inc. (a)	71,500	105,820
Exar Corp. (a)	9,800	60,270
Fairchild Semiconductor International, Inc. (a)	62,500	385,000
Hittite Microwave Corp. (a)	2,400	89,184
Integrated Device Technology, Inc. (a)	80,400	436,572
Intellon Corp. (a)	4,700	12,737
International Rectifier Corp. (a)	16,300	275,144
Intersil Corp. Class A	7,800	90,480
IPG Photonics Corp. (a)	1,700	18,989
IXYS Corp.	5,800	55,332
Kulicke & Soffa Industries, Inc. (a)	4,400	17,600
Lattice Semiconductor Corp. (a)	50,200	87,348
LSI Corp. (a)	21,200	81,408
Marvell Technology Group Ltd. (a)	7,000	76,860
MEMC Electronic Materials, Inc. (a)	5,600	90,720
Micrel, Inc.	22,526	168,945
Micron Technology, Inc. (a)	6,700	32,696
Microsemi Corp. (a)	8,700	116,754
Microtune, Inc. (a)	4,200	8,778
MKS Instruments, Inc. (a)	25,122	393,159
Monolithic Power Systems, Inc. (a)	11,100	205,350
National Semiconductor Corp.	3,600	44,532
Novellus Systems, Inc. (a)	3,400	61,404
Omnivision Technologies, Inc. (a)	22,500	213,975
ON Semiconductor Corp. (a)	17,800	96,476
Pericom Semiconductor Corp. (a)	19,500	173,745
PMC-Sierra, Inc. (a)	12,200	96,624
Power Integrations, Inc.	700	14,910
QLogic Corp. (a)	33,500	475,030
Rudolph Technologies, Inc. (a)	1,200	6,276
Semtech Corp. (a)	13,200	190,344
Sigma Designs, Inc. (a)	5,600	72,352
Silicon Image, Inc. (a)	42,000	114,240
Silicon Laboratories, Inc. (a)	1,000	33,260
Skyworks Solutions, Inc. (a)	60,100	531,284
Standard Microsystems Corp. (a)	4,300	68,198
Supertex, Inc. (a)	4,000	102,880
Techwell, Inc. (a)	1,500	11,055
Teradyne, Inc. (a)	69,700	414,018
Tessera Technologies, Inc. (a)	5,800	81,432
TriQuint Semiconductor, Inc. (a)	26,800	102,644
Ultra Clean Holdings, Inc. (a)	900	1,638
Ultratech, Inc. (a)	13,800	186,576
Varian Semiconductor Equipment Associates, Inc. (a)	10,200	261,018
Veeco Instruments, Inc. (a)	20,700	149,868
Verigy Ltd. (a)	4,500	49,500
Volterra Semiconductor Corp. (a)	12,800	147,072
Zoran Corp. (a)	5,210	46,577
		9,036,706
Software – 3.5%
ACI Worldwide, Inc. (a)	2,400	41,448
Actuate Corp. (a)	500	1,850

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Acxiom Corp.	41,600	$401,440
Advent Software, Inc. (a)	2,900	96,396
Allscripts Heathcare Solutions, Inc.	10,600	131,652
American Reprographics Co. (a)	13,400	86,430
ArcSight, Inc. (a)	300	4,530
Aspen Technology, Inc. (a)	25,180	195,397
Autodesk, Inc. (a)	2,200	43,868
Avid Technology, Inc. (a)	10,600	117,342
Blackbaud, Inc.	1,800	27,396
Blackboard, Inc. (a)	600	20,418
Bottomline Technologies, Inc. (a)	2,300	18,055
Broadridge Financial Solutions LLC	700	13,545
Commvault Systems, Inc. (a)	1,200	14,940
Computer Programs & Systems, Inc.	700	24,493
Compuware Corp. (a)	16,900	126,412
CSG Systems International, Inc. (a)	10,737	155,686
Digi International, Inc. (a)	5,500	39,985
Double-Take Software, Inc. (a)	2,700	21,924
Epicor Software Corp. (a)	2,200	12,144
EPIQ Systems, Inc. (a)	3,900	60,333
Fair Isaac Corp.	25,374	426,791
FalconStor Software, Inc. (a)	3,300	12,210
Fiserv, Inc. (a)	700	26,124
IMS Health, Inc.	1,200	15,072
infoGROUP, Inc. (a)	4,000	16,200
Informatica Corp. (a)	1,600	25,440
Interactive Intelligence, Inc. (a)	3,000	33,000
JDA Software Group, Inc. (a)	9,900	139,689
Lawson Software, Inc. (a)	3,600	19,404
ManTech International Corp. Class A (a)	1,900	68,761
MicroStrategy, Inc. Class A (a)	2,668	103,812
MSC Software Corp. (a)	2,200	13,508
Noah Education Holdings Ltd. ADR (Cayman Islands)	5,130	16,108
Omnicell, Inc. (a)	4,100	36,080
Open Text Corp. (a)	6,630	217,663
Parametric Technology Corp. (a)	31,200	347,880
Phoenix Technologies Ltd. (a)	1,000	2,850
Progress Software Corp. (a)	7,500	158,925
PROS Holdings, Inc. (a)	800	5,168
Quality Systems, Inc.	1,400	75,068
Quest Software, Inc. (a)	12,300	178,719
RightNow Technologies, Inc. (a)	13,700	103,435
Rosetta Stone, Inc. (a)	1,400	41,930
Schawk, Inc. Class A	5,600	40,264
Seachange International, Inc. (a)	6,300	39,501
SEI Investments Co.	4,100	57,523
Smith Micro Software, Inc. (a)	900	7,740
Solera Holdings, Inc. (a)	3,100	70,742
Soundbite Communications, Inc. (a)	4,800	8,016
SPSS, Inc. (a)	2,799	86,489
Sybase, Inc. (a)	6,600	224,136
Synchronoss Technologies, Inc. (a)	9,900	131,472
SYNNEX Corp. (a)	14,500	312,185
Take Two Interactive Software, Inc.	29,900	271,492
Taleo Corp. Class A (a)	9,500	114,095
Tyler Technologies, Inc. (a)	10,000	165,000
The Ultimate Software Group, Inc. (a)	3,400	63,682
VeriFone Holdings, Inc. (a)	6,800	51,068
Wind River Systems, Inc. (a)	23,400	171,522
		5,554,448
Storage & Warehousing – 0.0%
Mobile Mini, Inc. (a)	500	6,850
Telecommunications – 5.0%
3Com Corp. (a)	118,500	479,925
Acme Packet, Inc. (a)	6,700	51,657
Adaptec, Inc. (a)	22,100	63,206
ADC Telecommunications, Inc. (a)	10,400	76,544
ADTRAN, Inc.	11,000	232,650
Alaska Communications Systems Group, Inc.	274	1,652
Anixter International, Inc. (a)	11,300	449,514
Arris Group, Inc. (a)	3,400	36,278
Aruba Networks, Inc. (a)	2,100	9,849
Atlantic Tele-Network, Inc.	3,400	75,072
BigBand Networks, Inc. (a)	7,000	41,020
Black Box Corp.	3,660	100,174
Cbeyond, Inc. (a)	4,300	87,634
Centennial Communications Corp. (a)	44,400	367,188
CenturyTel, Inc.	2,900	78,735
Ciena Corp. (a)	26,200	313,090
Cincinnati Bell, Inc. (a)	85,391	238,241
CommScope, Inc. (a)	20,700	519,570
EchoStar Corp. (a)	3,200	50,624
Embarq Corp.	2,300	84,088
EMS Technologies, Inc. (a)	6,152	117,195
Extreme Networks (a)	5,485	9,654
Finisar Corp. (a)	29,800	19,668
General Communication, Inc. Class A (a)	900	6,894
GeoEye, Inc. (a)	700	17,423
Global Crossing Ltd. (a)	2,900	21,054
Harris Stratex Networks, Inc. Class A (a)	3,800	15,276
Hughes Communications, Inc. (a)	1,300	24,921
Hypercom Corp. (a)	500	540
ICO Global Communications Holdings Ltd. (a)	800	440
InterDigital, Inc. (a)	12,000	315,840
Iowa Telecommunications Services, Inc.	5,600	73,808
iPCS, Inc. (a)	3,600	52,272
Ixia (a)	12,900	74,304
JDS Uniphase Corp. (a)	82,900	382,169
Knology, Inc. (a)	1,900	13,490

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Loral Space & Communications, Inc. (a)	200	$4,670
Mastec, Inc. (a)	9,300	116,343
Netgear, Inc. (a)	2,600	41,626
NeuStar, Inc. Class A (a)	14,100	268,041
Neutral Tandem, Inc. (a)	1,900	54,340
NII Holdings, Inc. (a)	3,100	50,096
Novatel Wireless, Inc. (a)	5,100	34,935
NTELOS Holdings Corp.	8,500	135,830
Oplink Communications, Inc. (a)	1,500	16,560
PAETEC Holding Corp. (a)	1,400	4,298
Parkervision, Inc. (a)	4,100	11,480
Plantronics, Inc.	22,200	282,828
Polycom, Inc. (a)	6,200	115,568
Powerwave Technologies, Inc. (a)	38,600	32,810
Premiere Global Services, Inc. (a)	39,200	413,168
RF Micro Devices, Inc. (a)	72,900	153,819
SAVVIS, Inc. (a)	600	6,828
ShoreTel, Inc. (a)	2,700	13,473
Sonus Networks, Inc. (a)	30,800	53,284
Starent Networks Corp. (a)	13,800	272,274
Syniverse Holdings, Inc. (a)	18,800	236,880
Tekelec (a)	10,100	156,550
Telephone & Data Systems, Inc.	1,700	48,739
Tellabs, Inc. (a)	73,300	384,092
TW Telecom, Inc. (a)	36,500	335,435
US Cellular Corp. (a)	1,400	47,600
USA Mobility, Inc.	3,700	41,144
UTStarcom, Inc. (a)	27,500	32,175
Viasat, Inc. (a)	3,303	75,936
		7,942,481
Textiles – 0.1%
G&K Services, Inc. Class A	4,900	122,353
UniFirst Corp.	2,900	108,141
		230,494
Toys, Games & Hobbies – 0.1%
JAKKS Pacific, Inc. (a)	11,900	150,535
Leapfrog Enterprises, Inc. (a)	16,800	30,072
RC2 Corp. (a)	3,400	38,454
		219,061
Transportation – 1.5%
ABX Holdings, Inc. (a)	2,800	1,819
Alexander & Baldwin, Inc.	700	18,648
American Commercial Lines, Inc. (a)	20,900	104,082
Arkansas Best Corp.	12,600	290,808
Atlas Air Worldwide Holdings, Inc. (a)	8,800	233,640
Bristow Group, Inc. (a)	2,700	61,452
CAI International, Inc. (a)	9,000	32,940
Celadon Group, Inc. (a)	3,400	23,256
Eagle Bulk Shipping, Inc.	11,300	73,676
Excel Maritime Carriers Ltd.	8,800	62,568
Forward Air Corp.	600	10,002
Genco Shipping & Trading Ltd.	13,400	255,940
General Maritime Corp.	5,374	53,364
Gulfmark Offshore, Inc. (a)	7,600	204,288
Horizon Lines, Inc.	2,200	11,704
Kirby Corp. (a)	6,500	200,590
Knightsbridge Tankers Ltd.	4,600	60,858
Marten Transport Ltd. (a)	8,100	167,994
Overseas Shipholding Group, Inc.	2,000	57,420
Pacer International, Inc.	21,175	89,782
Ryder System, Inc.	2,100	58,149
Safe Bulkers, Inc.	13,900	59,214
Star Bulk Carriers Corp.	12,786	39,253
TBS International Ltd. (a)	17,600	139,568
Teekay Corp.	2,700	38,988
Teekay Tankers Ltd. Class A	2,800	33,768
Ultrapetrol Bahamas Ltd. (a)	300	1,116
UTI Worldwide, Inc. (a)	2,000	26,920
Werner Enterprises, Inc.	1,700	27,795
		2,439,602
Trucking & Leasing – 0.1%
AMERCO (a)	1,200	38,940
GATX Corp.	700	21,077
Greenbrier Cos., Inc.	700	5,957
Textainer Group Holdings Ltd.	1,900	16,834
		82,808
Water – 0.1%
California Water Service Group	300	11,709
Cascal NV	12,600	37,170
Pico Holdings, Inc. (a)	1,300	39,000
SJW Corp.	2,800	70,560
		158,439
TOTAL COMMON STOCK (Cost $193,680,412)		157,214,648
TOTAL EQUITIES (Cost $193,680,412)		157,214,648
WARRANTS – 0.0%
Mining – 0.0%
Redcorp Ventures Ltd. Expires 7/10/09, Strike 0.65 (a) (b)	169,400	710
TOTAL WARRANTS (Cost $0)		710
RIGHTS – 0.0%
Computers – 0.0%
Brookfield Homes Corp. (a) (b)	336	-
TOTAL RIGHTS (Cost $0)		-
TOTAL LONG-TERM INVESTMENTS (Cost $193,680,412)		157,215,358
	Principal Amount
SHORT-TERM INVESTMENTS – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (c)	$1,605,675	1,605,675
TOTAL SHORT-TERM INVESTMENTS (Cost $1,605,675)		1,605,675

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS – 99.6% (Cost $195,286,087) (d)	$158,821,033
Other Assets/ (Liabilities) – 0.4%	699,863
NET ASSETS – 100.0%	$159,520,896

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,605,677. Collateralized by U.S. Government Agency obligations with a rate of 0.950%, maturity date of 6/15/34, and an aggregate market value, including accrued interest, of $1,637,947.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 99.6%
COMMON STOCK – 99.1%
Aerospace & Defense – 3.9%
Boeing Co.	38,600	$1,545,930
Empresa Brasileira de Aeronautica SA ADR (Brazil)	137,100	2,223,762
European Aeronautic Defence and Space Co.	219,580	3,166,426
Lockheed Martin Corp.	27,900	2,190,987
Raytheon Co.	67,900	3,071,117
		12,198,222
Apparel – 1.3%
Burberry Group PLC	246,810	1,469,943
Tod's SpA	47,900	2,461,603
		3,931,546
Auto Manufacturers – 1.6%
Bayerische Motoren Werke AG	62,089	2,147,264
Toyota Motor Corp.	74,130	2,897,800
		5,045,064
Banks – 3.0%
HSBC Holdings PLC	575,209	4,057,322
Societe Generale	40,393	2,045,826
State Street Corp.	9,800	334,474
Sumitomo Mitsui Financial Group, Inc.	84,900	2,934,061
		9,371,683
Beverages – 3.3%
Cia de Bebidas das Americas ADR (Brazil)	57,100	3,219,298
Diageo PLC	151,254	1,816,174
Fomento Economico Mexicano SAB de CV	1,220,800	3,453,759
Grupo Modelo SAB de CV Class C (a)	589,700	1,719,585
		10,208,816
Biotechnology – 1.0%
Basilea Pharmaceutica (a)	4,730	330,828
InterMune, Inc. (a)	53,300	721,682
NicOx SA (a)	41,060	484,147
Regeneron Pharmaceuticals, Inc. (a)	34,500	457,470
Seattle Genetics, Inc. (a)	115,400	1,065,142
		3,059,269
Commercial Services – 2.2%
Automatic Data Processing, Inc.	130,000	4,576,000
Secom Co. Ltd.	61,100	2,256,657
		6,832,657
Cosmetics & Personal Care – 1.2%
Colgate-Palmolive Co.	61,500	3,628,500
Diversified Financial – 4.0%
Credit Suisse Group	170,165	6,508,474
Housing Development Finance Corp.	16,500	575,294
SLM Corp. (a)	443,700	2,143,071
UBS AG (a)	234,019	3,221,746
		12,448,585
Electric – 0.9%
Fortum Oyj	143,900	2,906,021
Electrical Components & Equipment – 1.2%
Emerson Electric Co.	74,100	2,522,364
Mitsubishi Electric Corp.	264,000	1,398,228
		3,920,592
Electronics – 5.4%
Fanuc Ltd.	19,700	1,416,127
Hoya Corp.	154,700	2,665,760
Keyence Corp.	14,720	2,593,897
Koninklijke Philips Electronics NV	186,400	3,364,102
Kyocera Corp.	25,000	1,934,360
Murata Manufacturing Co. Ltd.	88,810	3,558,151
Nidec Corp.	26,300	1,443,654
		16,976,051
Entertainment – 0.4%
Aristocrat Leisure Ltd.	77,583	204,434
International Game Technology	66,700	823,745
Shuffle Master, Inc. (a)	98,700	376,047
		1,404,226
Foods – 2.5%
Cadbury Schweppes PLC	327,739	2,457,039
Tesco PLC	731,738	3,634,167
Unilever PLC	97,980	1,912,968
		8,004,174
Health Care — Products – 0.1%
Zimmer Holdings, Inc. (a)	10,400	457,496
Health Care — Services – 1.8%
Aetna, Inc.	141,900	3,123,219
WellPoint, Inc. (a)	61,700	2,638,292
		5,761,511
Holding Company — Diversified – 2.1%
LVMH Moet Hennessy Louis Vuitton SA	87,540	6,624,796
Home Furnishing – 1.7%
Sony Corp.	209,400	5,410,391
Household Products – 1.2%
Reckitt Benckiser Group PLC	95,976	3,781,121
Insurance – 4.0%
AFLAC, Inc.	95,700	2,764,773
Allianz SE	46,886	4,305,948
Prudential PLC	442,092	2,550,849
Sony Financial Holdings, Inc.	235	732,506
XL Capital Ltd. Class A	233,200	2,217,732
		12,571,808
Internet – 1.8%
eBay, Inc. (a)	338,700	5,578,389
Investment Companies – 1.1%
Investor AB Class B	239,548	3,486,523
Leisure Time – 1.6%
Carnival Corp.	187,300	5,034,624
Manufacturing – 3.9%
3M Co.	77,600	4,469,760
Siemens AG	114,184	7,671,689
		12,141,449
Media – 3.5%
Dish TV India Ltd. (a)	453,098	295,995
Grupo Televisa SA Sponsored ADR (Mexico)	264,000	4,086,720

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sirius Satellite Radio, Inc. (a)	2,024,876	$788,486
The Walt Disney Co.	205,700	4,504,830
Wire and Wireless India Ltd. (a)	422,651	113,903
Zee Entertainment Enterprises Ltd.	488,002	1,103,277
		10,893,211
Metal Fabricate & Hardware – 1.5%
Assa Abloy AB, Series B	399,900	4,768,173
Oil & Gas – 2.7%
BP PLC Sponsored ADR (United Kingdom)	58,100	2,466,926
Husky Energy, Inc.	134,600	3,259,170
Total SA	57,570	2,881,685
		8,607,781
Oil & Gas Services – 2.5%
Technip SA	90,640	3,886,964
Transocean Ltd. (a)	58,172	3,925,447
		7,812,411
Pharmaceuticals – 4.1%
Roche Holding AG	59,312	7,500,914
Sanofi-Aventis	54,380	3,132,913
Schering-Plough Corp.	12,300	283,146
Shionogi & Co. Ltd.	38,800	666,970
Theravance, Inc. (a)	81,700	1,170,761
		12,754,704
Retail – 6.8%
Bulgari SpA	298,300	1,527,562
Inditex SA	98,100	4,190,236
McDonald's Corp.	91,100	4,854,719
Seven & I Holdings Co. Ltd.	65,811	1,485,233
Tiffany & Co.	139,100	4,025,554
Wal-Mart Stores, Inc.	107,900	5,438,160
		21,521,464
Semiconductors – 4.4%
Altera Corp.	203,500	3,319,085
Linear Technology Corp.	58,000	1,263,240
Maxim Integrated Products, Inc.	203,300	2,754,715
MediaTek, Inc.	296,689	3,096,171
Taiwan Semiconductor Manufacturing Co. Ltd.	2,114,503	3,531,925
		13,965,136
Software – 9.1%
Adobe Systems, Inc. (a)	199,500	5,456,325
Infosys Technologies Ltd.	184,297	5,584,546
Intuit, Inc. (a)	233,700	5,405,481
Microsoft Corp.	302,900	6,136,754
SAP AG	156,785	6,002,011
		28,585,117
Telecommunications – 11.4%
Corning, Inc.	261,300	3,820,206
Juniper Networks, Inc. (a)	352,600	7,633,790
KDDI Corp.	872	3,912,987
Tandberg ASA	102,300	1,447,836
Telefonaktiebolaget LM Ericsson Class B	1,630,592	14,162,206
Turkcell Iletisim Hizmetleri AS ADR Sponsored ADR (Turkey)	127,900	1,624,330
Vodafone Group PLC	1,701,828	3,127,103
		35,728,458
Toys, Games & Hobbies – 0.8%
Nintendo Co. Ltd.	9,400	2,511,326
Transportation – 0.8%
TNT NV	144,012	2,655,414
Venture Capital – 0.3%
3i Group PLC	174,320	815,250
TOTAL COMMON STOCK (Cost $408,123,572)		311,401,959
PREFERRED STOCK – 0.5%
Auto Manufacturers – 0.5%
Bayerische Motoren Werke AG	80,643	1,695,243
TOTAL PREFERRED STOCK (Cost $2,559,436)		1,695,243
TOTAL EQUITIES (Cost $410,683,008)		313,097,202
	Principal Amount
BONDS & NOTES – 0.1%
CORPORATE DEBT – 0.1%
Pharmaceuticals – 0.1%
Theravance, Inc. 3.000% 1/15/15	$518,000	362,600
TOTAL CORPORATE DEBT (Cost $518,001)		362,600
TOTAL BONDS & NOTES (Cost $518,001)		362,600
	Number of Shares
MUTUAL FUNDS – 1.2%
Diversified Financial – 1.2%
Oppenheimer Institutional Money Market Fund Class E (b)	3,726,977	3,726,977
TOTAL MUTUAL FUNDS (Cost $3,726,977)		3,726,977
TOTAL LONG-TERM INVESTMENTS (Cost $414,927,986)		317,186,779
TOTAL INVESTMENTS – 100.9% (Cost $414,927,986) (c)		317,186,779
Other Assets/ (Liabilities) – (0.9)%		(2,789,937)
NET ASSETS – 100.0%		$314,396,842

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (Note 7).
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 94.7%
COMMON STOCK – 93.0%
Aerospace & Defense – 0.8%
Empresa Brasileira de Aeronautica SA	962,819	$3,920,742
European Aeronautic Defence and Space Co.	20,610	297,204
		4,217,946
Apparel – 0.9%
Burberry Group PLC	858,210	5,111,300
Auto Manufacturers – 2.3%
Bayerische Motoren Werke AG	42,446	1,467,937
Honda Motor Co. Ltd.	189,326	5,496,440
Toyota Motor Corp.	144,100	5,632,983
		12,597,360
Banks – 0.3%
ICICI Bank Ltd. Sponsored ADR (India)	90,875	1,874,751
Beverages – 1.8%
C&C Group PLC	998,978	2,340,063
Heineken NV	75,300	2,241,410
Pernod-Ricard SA	89,513	5,284,051
		9,865,524
Biotechnology – 1.6%
CSL Ltd., Australia	263,500	6,630,549
Marshall Edwards, Inc. (a)	2,091,980	1,150,589
NicOx SA (a)	105,719	1,246,555
		9,027,693
Building Materials – 0.5%
Sika AG	2,762	2,513,571
Chemicals – 1.2%
Filtrona PLC	1,403,166	2,474,097
Nufarm Ltd.	419,610	4,068,996
		6,543,093
Commercial Services – 7.4%
Aggreko PLC	640,300	5,418,975
BTG PLC (a)	919,201	1,974,904
Bunzl PLC	885,455	7,168,008
Capita Group PLC	1,367,310	13,773,967
Dignity PLC	246,430	1,918,801
Experian Group Ltd.	698,680	4,612,565
Prosegur Cia de Seguridad SA	188,529	5,389,247
		40,256,467
Computers – 0.0%
Logitech International SA (a)	19,310	257,055
Cosmetics & Personal Care – 0.3%
L'Oreal SA	26,050	1,861,491
Distribution & Wholesale – 0.4%
Wolseley PLC (a)	124,445	2,230,246
Diversified Financial – 4.3%
Collins Stewart PLC	3,265,681	4,582,690
Credit Suisse Group	80,256	3,069,633
Housing Development Finance Corp.	34,000	1,177,916
ICAP PLC	1,183,470	6,483,209
Paragon Group of Cos. PLC	1,621,404	1,592,533
Tullett Prebon PLC	1,639,451	6,449,706
		23,355,687
Electric – 0.3%
Fortum Oyj	88,500	1,787,233
Electrical Components & Equipment – 0.4%
Ushio, Inc.	187,900	2,431,274
Electronics – 6.4%
Art Advanced Research Technologies, Inc. (a)	3,163,727	132,490
Art Advanced Research Technologies, Inc.	6,247,647	261,638
Hoya Corp.	312,900	5,391,830
Ibiden Co. Ltd.	97,894	2,846,972
Keyence Corp.	41,009	7,226,434
Koninklijke Philips Electronics NV	146,000	2,634,973
Nidec Corp.	197,900	10,863,083
Nippon Electric Glass Co. Ltd.	167,000	1,340,988
Omron Corp.	140,121	2,087,526
Phoenix Mecano	10,649	2,326,866
		35,112,800
Energy — Alternate Sources – 0.5%
Ceres Power Holdings PLC (a)	1,507,796	2,684,300
Engineering & Construction – 3.1%
ABB Ltd. (a)	703,221	9,944,855
Boskalis Westminster	51,457	1,199,419
Leighton Holdings Ltd.	95,342	1,464,494
Trevi Finanziaria SpA	257,100	2,435,984
Vinci SA	41,509	1,857,082
		16,901,834
Entertainment – 0.7%
William Hill PLC	1,201,452	3,892,783
Foods – 2.7%
Aryzta AG (a)	40,567	1,176,711
Barry Callebaut AG (a)	15,551	7,390,318
Nestle SA	91,874	2,990,521
Woolworths Ltd.	166,616	3,254,281
		14,811,831
Health Care — Products – 7.9%
Cie Generale d'Optique Essilor International SA	94,220	4,059,145
DiaSorin SpA	206,400	4,589,492
Luxottica Group SpA	175,100	3,234,574
Nobel Biocare Holding AG	48,215	985,423
Ortivus AB Class A (a)	114,300	60,794
Ortivus AB Class B (a)	859,965	529,838
Smith & Nephew PLC	473,985	3,351,549
Sonova Holding AG	52,713	3,455,188
Straumann Holding AG	22,655	4,157,959
Synthes, Inc.	112,875	11,472,278
Terumo Corp.	107,400	4,056,366
William Demant Holding (a)	64,100	3,043,508
		42,996,114
Health Care — Services – 2.1%
Sonic Healthcare Ltd.	1,345,167	11,488,797
Holding Company — Diversified – 0.7%
LVMH Moet Hennessy Louis Vuitton SA	49,060	3,712,731
Home Furnishing – 0.5%
SEB SA	75,149	2,538,634
Household Products – 0.6%
Reckitt Benckiser Group PLC	89,816	3,538,438
Insurance – 3.2%
Allianz SE	16,724	1,535,910
AMP Ltd.	512,248	1,938,007
Prudential PLC	804,354	4,641,083

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
QBE Insurance Group Ltd.	595,578	$9,455,431
		17,570,431
Internet – 1.7%
United Internet AG	281,447	2,944,410
Yahoo! Japan Corp.	26,477	6,581,334
		9,525,744
Investment Companies – 0.1%
Reinet Investments SCA (a)	31,016	327,203
Leisure Time – 0.8%
Carnival Corp.	156,900	4,217,472
Machinery — Construction & Mining – 1.1%
Outotec OYJ	75,700	1,607,956
Rio Tinto PLC	114,821	4,698,477
		6,306,433
Machinery — Diversified – 1.9%
Alstom	142,470	8,912,655
Demag Cranes AG	62,812	1,318,016
		10,230,671
Manufacturing – 1.9%
Aalberts Industries NV	779,846	5,946,506
Siemens AG	66,960	4,498,847
		10,445,353
Media – 2.0%
British Sky Broadcasting Group PLC	371,590	2,647,340
Grupo Televisa SA Sponsored ADR (Mexico)	178,700	2,766,276
Vivendi SA	145,460	3,925,258
Zee Entertainment Enterprises Ltd.	727,116	1,643,867
		10,982,741
Mining – 2.5%
Cia Vale do Rio Doce Sponsored ADR (Brazil)	466,500	6,405,045
Impala Platinum Holdings Ltd.	390,600	7,547,483
		13,952,528
Office Equipment/Supplies – 1.0%
Canon, Inc.	186,500	5,616,398
Oil & Gas – 3.8%
BG Group PLC	659,840	10,613,595
BP PLC Sponsored ADR (United Kingdom)	98,900	4,199,294
Total SA	116,280	5,820,434
		20,633,323
Oil & Gas Services – 1.8%
Maire Tecnimont SpA	840,900	1,725,073
Saipem SpA	83,400	1,795,040
Technip SA	145,470	6,238,269
		9,758,382
Pharmaceuticals – 5.3%
Astellas Pharma, Inc.	46,370	1,510,592
GlaxoSmithKline PLC	61,409	948,640
Grifols SA	295,000	5,185,271
NeuroSearch AS (a)	183,909	2,688,991
Novogen Ltd. (a)	3,071,190	1,046,223
Roche Holding AG	63,448	8,023,975
Sanofi-Aventis	62,693	3,611,837
Santhera Pharmaceuticals AG (a)	28,400	1,216,019
Shionogi & Co. Ltd.	146,000	2,509,731
Takeda Pharmaceutical Co. Ltd.	66,900	2,374,482
		29,115,761
Real Estate – 0.6%
Solidere GDR (Lebanon) (b)	208,720	3,339,520
Retail – 3.2%
Compagnie Financiere Richemont AG Class A	133,053	2,385,078
Enterprise Inns PLC	808,980	1,946,406
Hennes & Mauritz AB Class B	63,500	2,858,030
Inditex SA	129,000	5,510,096
PPR SA	19,930	1,524,716
Swatch Group AG	22,024	3,057,304
		17,281,630
Software – 6.8%
Autonomy Corp. PLC (a)	813,416	17,117,770
Compugroup Holding AG (a)	230,714	1,247,645
Infosys Technologies Ltd.	247,438	7,497,838
Proteome Systems Ltd.	11,643,300	195,893
Sage Group PLC	750,940	2,044,374
SAP AG	114,689	4,390,500
Square Enix Co. Ltd.	56,200	1,008,386
Temenos Group AG (a)	270,533	3,736,952
		37,239,358
Telecommunications – 5.0%
KDDI Corp.	680	3,051,411
Nokia Oyj	64,800	924,434
Tandberg ASA	707,000	10,006,061
Telefonaktiebolaget LM Ericsson Class B	1,231,860	10,699,093
Vodafone Group PLC	1,403,395	2,578,734
		27,259,733
Toys, Games & Hobbies – 1.7%
Nintendo Co. Ltd.	33,900	9,056,805
Transportation – 0.6%
Toll Holdings Ltd.	261,907	1,128,594
Tsakos Energy Navigation Ltd.	133,788	2,095,120
		3,223,714
Venture Capital – 0.3%
3i Group PLC	380,796	1,780,885
TOTAL COMMON STOCK (Cost $618,844,946)		509,473,038
PREFERRED STOCK – 1.7%
Auto Manufacturers – 0.5%
Porsche Automobil Holdings SE	32,918	2,359,845
Insurance – 1.2%
Ceres, Inc., Series C (c)	29,700	193,050
Ceres, Inc., Series C-1 (c)	96,820	629,330
Ceres, Inc., Series D (c)	900,000	5,850,000
TOTAL PREFERRED STOCK (Cost $7,888,674)		9,032,225
TOTAL EQUITIES (Cost $626,733,620)		518,505,263
WARRANTS – 0.0%
Biotechnology – 0.0%
Marshall Edwards, Inc. Warrants, Expires 7/11/10, Strike 4.35 (a) (c)	97,405	26,481
TOTAL WARRANTS (Cost $0)		26,481

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS – 6.0%
Diversified Financial – 6.0%
Oppenheimer Institutional Money Market Fund Class E (d)	32,669,514	$32,669,514
TOTAL MUTUAL FUNDS (Cost $32,669,514)		32,669,514
TOTAL LONG-TERM INVESTMENTS (Cost $659,403,134)		551,201,258
TOTAL INVESTMENTS – 100.7% (Cost $659,403,134) (e)		551,201,258
Other Assets/ (Liabilities) – (0.7)%		(3,657,558)
NET ASSETS – 100.0%		$547,543,700

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, these securities amounted to a value of $3,339,520 or 0.61% of net assets.
(c)	This security is valued in good faith under procedures established by the Board of Trustees.
(d)	Affiliated issuer. (Note 7).
(e)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 96.5%
COMMON STOCK – 94.3%
Aerospace & Defense – 4.1%
BAE Systems PLC	341,045	$1,794,647
Rolls-Royce Group PLC (a)	30,000,227	44,397
Rolls-Royce Group PLC (b)	349,653	1,742,006
		3,581,050
Agriculture – 1.7%
Imperial Tobacco Group PLC	66,136	1,512,669
Banks – 4.4%
Julius Baer Holding AG	60,416	1,983,207
Mitsubishi UFJ Financial Group, Inc.	339,200	1,844,809
		3,828,016
Chemicals – 8.3%
K+S AG	26,472	1,589,880
Lonza Group AG Registered	19,041	1,753,509
Syngenta AG	8,963	1,913,878
Yara International ASA	73,654	1,988,584
		7,245,851
Commercial Services – 4.3%
De La Rue PLC	128,125	1,814,568
Secom Co. Ltd.	52,500	1,939,027
		3,753,595
Cosmetics & Personal Care – 2.3%
Unicharm Corp.	28,500	1,984,687
Foods – 1.7%
Tesco PLC	297,960	1,479,814
Holding Company — Diversified – 1.7%
TUI Travel PLC	388,765	1,444,583
Household Products – 2.1%
Reckitt Benckiser Group PLC	46,564	1,834,460
Insurance – 12.0%
Admiral Group PLC	127,245	1,698,280
AXA SA (b)	98,136	1,636,827
Muenchener Rueckversicherungs AG	11,995	1,657,214
Prudential PLC	302,544	1,745,664
SCOR SE	85,645	1,805,351
Zurich Financial Services AG	10,391	1,920,709
		10,464,045
Mining – 8.6%
Centamin Egypt Ltd. (b)	2,577,657	2,087,658
Lihir Gold Ltd. (b)	873,407	1,889,126
Peter Hambro Mining PLC	184,201	1,725,756
Randgold Resources Ltd.	37,505	1,814,631
		7,517,171
Oil & Gas – 12.9%
BG Group PLC	107,334	1,726,479
BP PLC	247,206	1,753,579
Dana Petroleum PLC (b)	33,647	621,943
ENI SpA	81,628	1,770,699
Oil Search Ltd.	543,344	2,033,130
Total SA	33,982	1,700,980
Tullow Oil PLC	142,668	1,685,087
		11,291,897
Pharmaceuticals – 7.7%
Actelion Ltd. (b)	37,209	1,700,256
Bayer AG (b)	32,803	1,628,855
Grifols SA	96,963	1,704,337
Novo Nordisk A/S Class B	35,629	1,692,155
		6,725,603
Real Estate – 4.3%
Mitsui Fudosan Co. Ltd.	161,000	2,020,277
Sun Hung Kai Properties Ltd.	171,000	1,759,894
		3,780,171
Retail – 1.9%
Seven & I Holdings Co. Ltd.	74,300	1,676,814
Telecommunications – 10.5%
BT Group PLC	1,155,881	1,606,734
Hellenic Telecommunications Organization SA	117,836	1,805,829
Koninklijke KPN NV	110,098	1,324,031
NTT DoCoMo, Inc.	1,027	1,428,836
Telefonica SA	69,942	1,329,295
Vodafone Group PLC	899,636	1,653,078
		9,147,803
Toys, Games & Hobbies – 1.7%
Nintendo Co. Ltd.	5,400	1,442,677
Transportation – 1.9%
Tokyu Corp.	392,000	1,667,520
Water – 2.2%
Suez Environnement SA (b)	127,015	1,937,094
TOTAL COMMON STOCK (Cost $89,674,118)		82,315,520
PREFERRED STOCK – 2.2%
Health Care — Products – 2.2%
Fresenius SE	37,373	1,930,509
TOTAL PREFERRED STOCK (Cost $2,243,174)		1,930,509
TOTAL EQUITIES (Cost $91,917,292)		84,246,029
TOTAL LONG-TERM INVESTMENTS (Cost $91,917,292)		84,246,029
	Principal Amount
SHORT-TERM INVESTMENTS – 3.9%
Repurchase Agreement – 3.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (c)	$3,407,480	3,407,480
TOTAL SHORT-TERM INVESTMENTS (Cost $3,407,480)		3,407,480
TOTAL INVESTMENTS – 100.4% (Cost $95,324,772) (d)		87,653,509
Other Assets/ (Liabilities) – (0.4)%		(390,299)
NET ASSETS – 100.0%		$87,263,210

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments Industry classifications are unaudited
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Non-income producing security.
(c)	Maturity value of $3,407,485. Collateralized by U.S. Government Agency obligations with a rate of 4.823%, maturity date of 10/01/35, and an aggregate market value, including accrued interest, of $3,475,903.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The remainder of this page is intentionally left blank.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

April 30, 2009 (Unaudited)

	Number of Shares	Value
EQUITIES – 97.0%
COMMON STOCK – 95.1%
Agriculture – 1.8%
KT&G Corp.	21,022	$1,156,176
Apparel – 1.5%
XTEP International Holdings	2,974,500	994,004
Automotive & Parts – 1.8%
Hyundai Mobis	15,289	1,166,780
Banks – 18.1%
Bank Rakyat Indonesia	2,314,500	1,258,978
Bumiputra-Commerce Holdings Bhd	196,400	443,020
China Construction Bank Corp.	2,334,000	1,352,998
Commercial International Bank	140,405	961,566
Credicorp Ltd.	25,200	1,260,504
Industrial & Commercial Bank of China	2,738,000	1,563,814
Itau Unibanco Banco Multiplo SA Sponsored ADR (Brazil)	184,184	2,528,846
Kasikornbank PCL	363,100	576,433
Turkiye Garanti Bankasi AS (a)	442,061	920,606
Turkiye Is Bankasi	284,199	814,862
		11,681,627
Beverages – 0.5%
Grupo Modelo SAB de CV Class C (a)	108,400	316,098
Building Materials – 1.5%
Asia Cement Corp.	964,000	991,673
Chemicals – 3.1%
Israel Chemicals Ltd.	123,795	1,044,394
Taiwan Fertilizer Co. Ltd.	426,000	980,510
		2,024,904
Cosmetics & Personal Care – 0.7%
LG Household & Health Care Ltd.	3,060	420,920
Diversified Financial – 4.9%
Grupo Financiero Banorte SAB de CV	157,101	242,429
Redecard SA	66,800	846,795
Shinhan Financial Group Co. Ltd. Sponsored ADR (Republic of Korea)	26,161	1,291,046
Yuanta Financial Holding Co. Ltd.	1,300,000	759,670
		3,139,940
Electric – 0.7%
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	29,017	436,706
Foods – 1.1%
Wimm-Bill-Dann Foods OJSC Sponsored ADR (Russia) (a)	16,397	732,454
Health Care — Products – 1.9%
Hengan International Group Co. Ltd.	299,000	1,249,431
Holding Company — Diversified – 0.3%
Orascom Development Holding AG (a)	6,022	177,035
Household Products – 1.6%
Hypermarcas SA (a)	120,355	1,033,924
Insurance – 1.6%
China Life Insurance Co. Ltd. Sponsored ADR (China)	18,988	1,005,415
Internet – 1.8%
NHN Corp. (a)	9,367	1,132,411
Iron & Steel – 1.9%
POSCO ADR (Republic of Korea)	15,550	1,196,884
Media – 1.7%
Grupo Televisa SA Sponsored ADR (Mexico)	72,245	1,118,353
Mining – 7.1%
AngloGold Ashanti Ltd. Sponsored ADR (South Africa)	46,553	1,433,832
Cia Vale do Rio Doce Sponsored ADR (Brazil)	166,730	2,289,203
Randgold Resources Ltd. Sponsored ADR (Channel Islands)	17,300	837,320
		4,560,355
Oil & Gas – 14.8%
China Petroleum & Chemical Corp. Sponsored ADR (China)	2,923	226,825
Gazprom OAO Sponsored ADR (Russia)	150,024	2,635,900
LUKOIL Sponsored ADR (Russia)	34,741	1,535,728
Petroleo Brasileiro SA Sponsored ADR (Brazil)	109,594	2,956,846
Rosneft Oil Co. GDR (Russia) (a)	148,900	771,491
Sasol Ltd.	46,518	1,411,359
		9,538,149
Pharmaceuticals – 2.8%
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	40,600	1,781,934
Real Estate – 3.5%
China Overseas Land & Investment Ltd.	590,000	1,025,170
China Resources Land Ltd.	698,000	1,249,636
		2,274,806
Retail – 1.7%
Wal-Mart de Mexico SAB de CV	395,257	1,073,834
Semiconductors – 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	63,500	671,195

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software – 1.3%
Infosys Technologies Ltd. Sponsored ADR (India)	26,684	$822,134
Telecommunications – 16.4%
America Movil SAB de C.V. Sponsored ADR (Mexico)	54,444	1,788,486
China Mobile Ltd.	335,500	2,903,297
Chunghwa Telecom Co. Ltd.	467,488	888,304
Mobile TeleSystems Sponsored ADR (Russia)	31,658	1,049,146
MTN Group Ltd.	121,535	1,586,154
Telekom Malaysia Bhd	429,300	459,762
Telekomunikasi Indonesia Tbk PT	1,341,000	994,192
Vimpel-Communications Sponsored ADR (Russia) (a)	94,865	893,628
		10,562,969
TOTAL COMMON STOCK (Cost $51,017,319)		61,260,111
PREFERRED STOCK – 1.9%
Iron & Steel – 1.9%
Usinas Siderurgicas de Minas Gerais SA Class A	84,500	1,251,967
TOTAL PREFERRED STOCK (Cost $843,358)		1,251,967
TOTAL EQUITIES (Cost $51,860,677)		62,512,078
TOTAL LONG-TERM INVESTMENTS (Cost $51,860,677)		62,512,078
	Principal Amount
SHORT-TERM INVESTMENTS – 2.6%
Repurchase Agreement – 2.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/30/09, 0.050%, due 5/01/09 (b)	$1,663,803	1,663,803
TOTAL SHORT-TERM INVESTMENTS (Cost $1,663,803)		1,663,803
TOTAL INVESTMENTS – 99.6% (Cost $53,524,480) (c)		64,175,881
Other Assets/ (Liabilities) – 0.4%		258,033
NET ASSETS – 100.0%		$64,433,914

Notes to Portfolio of Investments
Industry classifications are unaudited
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,663,805. Collateralized by U.S. Government Agency obligations with a rate of 0.800%, maturity date of 5/15/36, and an aggregate market value, including accrued interest, of $1,698,154.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

		MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
	Investments, at value (Note 2) (a)	$-	$266,621,333
	Investments, at value - affiliated issuers (Note 2) (b)	-	-
	Short-term investments, at value (Note 2) (c)	882,620,434	69,641,534
	Total investments	882,620,434	336,262,867
	Cash	1,029	996
	Foreign currency, at value (d)	-	-
	Receivables from:
	Investments sold	-	10,255,214
	Settlement of investments sold on a when-issued basis (Note 2)	-	-
	Open forward foreign currency contracts (Note 2)	-	-
	Investment adviser (Note 3)	82,411	-
	Fund shares sold	123,493	21,794
	Interest and dividends	199,185	2,820,897
	Broker for collateral held for open futures contracts (Note 2)	-	-
	Variation margin on open futures contracts (Note 2)	-	17,063
	Foreign taxes withheld	-	-
	Open swap agreements, at value (Note 2)	-	65,369
	Prepaid expenses	-	-
	Total assets	883,026,552	349,444,200
Liabilities:
	Payables for:
	Investments purchased	-	2,252,438
	Open forward foreign currency contracts (Note 2)	-	-
	Fund shares repurchased	13,709,921	4,333,231
	Variation margin on open futures contracts (Note 2)	-	-
	Settlement of investments purchased on a when-issued basis (Note 2)	-	35,568,363
	Open swap agreements, at value (Note 2)	-	85,813
	Trustees' fees and expenses (Note 3)	23,496	14,895
	Broker for collateral held for open swaps contracts (Note 2)	-	-
	Affiliates (Note 3):
	Investment management fees	256,447	100,662
	Administration fees	84,694	48,637
	Service fees	62,976	13,061
	Distribution fees	-	695
	Due to custodian	-	-
	Accrued expense and other liabilities	133,617	58,499
	Total liabilities	14,271,151	42,476,294
	Net assets	$868,755,401	$306,967,906
Net assets consist of:
	Paid-in capital	$869,729,179	$324,712,361
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	(20,790)	4,528,794
	Accumulated net realized gain (loss) on investments	(952,988)	(5,128,017)
	Net unrealized appreciation (depreciation) on investments	-	(17,145,232)
	Net assets	$868,755,401	$306,967,906

(a)	Cost of investments - unaffiliated issuers:	$-	$283,784,170
(b)	Cost of investments - affiliated issuers:	$-	$-
(c)	Cost of short-term investments:	$882,620,434	$69,641,534
(d)	Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$213,632,651	$1,024,122,692	$269,415,719	$241,485,843	$132,234,212	$23,918,101
-	-	-	24,482,403	-	-
1,425,398	251,183,340	62,848,504	-	13,111,229	638,432
215,058,049	1,275,306,032	332,264,223	265,968,246	145,345,441	24,556,533
-	576	1,692	-	239	-
-	-	-	266,859	-	58,185

-	31,206,616	8,538,434	11,480,360	1,972,904	295,602
-	27,687,022	7,573,712	-	-	-
-	-	-	4,047,812	-	281,089
-	-	-	22,041	-	12,213
32,329	76,664	101,625	19,078	117,445	14,248
1,129,763	10,152,870	2,479,743	3,752,117	3,283,396	381,743
-	-	-	48,148	-	-
-	-	-	102,101	-	-
-	-	-	835	-	-
-	592,250	313,523	3,325,983	-	-
-	-	-	-	-	66,532
216,220,141	1,345,022,030	351,272,952	289,033,580	150,719,425	25,666,145

337,460	16,554,221	3,302,152	3,234,243	10,048,374	295,451
-	-	-	4,204,781	-	566,302
3,311,732	3,929,897	4,268,277	423,231	114,211	-
-	11,438	-	-	-	-
-	273,528,698	69,263,156	14,372,038	-	-
-	276,306	168,974	6,044,478	-	-
4,390	55,773	8,911	4,694	1,960	400
-	750,000	300,000	7,576	-	-

86,445	411,678	114,159	115,621	54,561	11,863
22,202	112,374	46,790	65,200	22,410	1,078
7,383	33,775	8,368	6,152	5,229	58
40	123	294	142	117	21
-	-	-	163,118	-	-
44,292	136,712	53,188	59,055	33,448	58,921
3,813,944	295,800,995	77,534,269	28,700,329	10,280,310	934,094
$212,406,197	$1,049,221,035	$273,738,683	$260,333,251	$140,439,115	$24,732,051

$231,766,238	$1,119,238,191	$301,759,809	$337,101,982	$190,217,739	$28,182,798
(6,472,268)	12,427,276	4,327,266	26,342,515	3,671,340	(588,602)
(13,856,925)	1,730,510	(7,521,038)	(53,430,516)	(37,745,243)	(631,100)
969,152	(84,174,942)	(24,827,354)	(49,680,730)	(15,704,721)	(2,231,045)
$212,406,197	$1,049,221,035	$273,738,683	$260,333,251	$140,439,115	$24,732,051

$212,663,499	$1,108,587,137	$294,387,712	$284,799,319	$147,938,933	$25,854,621
$-	$-	$-	$27,401,779	$-	$-
$1,425,398	$251,183,340	$62,848,504	$-	$13,111,229	$638,432
$-	$-	$-	$265,941	$-	$63,668

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class A shares:
Net assets	$291,814,683	$60,984,065
Shares outstanding (a)	292,147,525	6,293,960
Net asset value and redemption price per share	$1.00	$9.69
Offering price per share (100/[100-maximum sales charge] of net asset value)	$-	$10.04
Class L shares:
Net assets	$49,438,241	$98,004,135
Shares outstanding (a)	49,567,113	10,091,824
Net asset value, offering price and redemption price per share	$1.00	$9.71
Class Y shares:
Net assets	$217,955,811	$33,564,445
Shares outstanding (a)	218,216,495	3,438,300
Net asset value, offering price and redemption price per share	$1.00	$9.76
Class S shares:
Net assets	$309,546,666	$110,982,268
Shares outstanding (a)	309,912,778	11,308,449
Net asset value, offering price and redemption price per share	$1.00	$9.81
Class N shares:
Net assets	$-	$3,432,993
Shares outstanding (a)	-	356,050
Net asset value, offering price and redemption price per share	$-	$9.64

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$35,117,545	$164,724,842	$38,353,915	$29,825,194	$26,439,537	$183,769
3,702,684	16,345,531	3,941,852	3,690,473	3,538,731	20,370
$9.48	$10.08	$9.73	$8.08	$7.47	$9.02
$9.95	$10.58	$10.22	$8.48	$7.93	$9.47

$33,263,103	$187,485,846	$121,296,367	$187,500,487	$3,429,887	$101,935
3,469,618	18,492,747	12,548,686	22,968,652	457,225	11,278
$9.59	$10.14	$9.67	$8.16	$7.50	$9.04

$63,727,446	$116,491,215	$28,352,742	$11,127,889	$49,623,176	$102,143
6,638,043	11,427,637	2,919,007	1,364,118	6,578,782	11,295
$9.60	$10.19	$9.71	$8.16	$7.54	$9.04

$80,067,527	$579,910,579	$84,270,702	$31,177,117	$60,357,015	$24,243,029
8,326,519	56,664,632	8,698,288	3,821,643	8,028,294	2,680,075
$9.62	$10.23	$9.69	$8.16	$7.52	$9.05

$230,576	$608,553	$1,464,957	$702,564	$589,500	$101,175
24,099	59,395	152,245	86,398	78,108	11,221
$9.57	$10.25	$9.62	$8.13	$7.55	$9.02

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

		MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
	Investments, at value (Note 2) (a)	$104,607,163	$181,211,116
	Short-term investments, at value (Note 2) (b)	11,562,407	7,349,669
	Total investments	116,169,570	188,560,785
	Cash	1,172,870	-
	Foreign currency, at value (c)	-	-
	Receivables from:
	Investments sold	9,641,594	9,456,201
	Investment adviser (Note 3)	-	-
	Fund shares sold	3,252	8,407
	Interest and dividends	491,336	384,631
	Broker for collateral held for open futures contracts (Note 2)	-	562,275
	Variation margin on open futures contracts (Note 2)	4,860	-
	Foreign taxes withheld	202	59,588
	Open swap agreements, at value (Note 2)	23,055	-
	Total assets	127,506,739	199,031,887
Liabilities:
	Payables for:
	Investments purchased	4,349,857	10,626,835
	Broker for collateral held for open futures contracts (Note 2)	510	-
	Written options outstanding, at value (Note 2) (d)	-	19,890
	Open forward foreign currency contracts (Note 2)	-	-
	Fund shares repurchased	6,485,199	327,016
	Settlement of investments purchased on a when-issued basis (Note 2)	10,423,373	-
	Open swap agreements, at value (Note 2)	10,777	-
	Trustees' fees and expenses (Note 3)	10,288	32,810
	Affiliates (Note 3):
	Investment management fees	43,806	75,152
	Administration fees	8,419	16,145
	Service fees	1,333	2,466
	Distribution fees	20	21
	Due to custodian	-	-
	Accrued expense and other liabilities	65,079	39,450
	Total liabilities	21,398,661	11,139,785
	Net assets	$106,108,078	$187,892,102
Net assets consist of:
	Paid-in capital	$149,240,654	$339,779,805
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	993,485	2,416,977
	Accumulated net realized gain (loss) on investments	(34,710,971)	(127,367,904)
	Net unrealized appreciation (depreciation) on investments	(9,415,090)	(26,936,776)
	Net assets	$106,108,078	$187,892,102

(a)	Cost of investments - unaffiliated issuers:	$114,421,858	$208,168,455
(b)	Cost of short-term investments:	$11,562,407	$7,349,669
(c)	Cost of foreign currency:	$-	$-
(d)	Premiums on written options:	$-	$40,453

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Enhanced Index Growth Fund

$258,353,779	$14,006,604	$160,997,728	$627,170,735	$159,495,572
-	29,284	1,622,470	13,132,918	979,998
258,353,779	14,035,888	162,620,198	640,303,653	160,475,570
-	-	-	-	23,279
-	-	-	305,438	-

25,599,467	-	872,501	3,055,181	14,729,498
-	2,321	11,732	46,827	-
54,998	9,335	3,541	41,904	84,979
523,360	19,326	175,259	404,931	142,378
-	-	-	-	-
-	-	-	-	-
323	40	110	555,947	192
-	-	-	-	-
284,531,927	14,066,910	163,683,341	644,713,881	175,455,896

21,409,706	-	683,934	2,877,209	11,647,821
-	-	-	-	-
-	-	-	-	-
-	-	-	822	-
3,151,984	1,795	505,114	1,950,043	2,933,639
-	-	-	-	-
-	-	-	-	-
5,464	288	3,040	7,845	2,966

104,757	5,544	83,993	329,682	65,117
30,967	1,985	22,283	87,025	13,116
2,142	955	1,997	33,545	677
39	55	18	181	16
1,045,683	-	-	-	-
61,133	30,364	58,323	98,894	57,168
25,811,875	40,986	1,358,702	5,385,246	14,720,520
$258,720,052	$14,025,924	$162,324,639	$639,328,635	$160,735,376

$489,804,366	$28,039,802	$269,203,401	$899,380,861	$247,522,913
2,441,216	83,873	718,632	967,435	564,534
(169,612,144)	(12,399,059)	(56,773,476)	(179,288,240)	(71,848,392)
(63,913,386)	(1,698,692)	(50,823,918)	(81,731,421)	(15,503,679)
$258,720,052	$14,025,924	$162,324,639	$639,328,635	$160,735,376

$322,267,165	$15,705,296	$211,821,646	$708,880,923	$174,999,251
$-	$29,284	$1,622,470	$13,132,918	$979,998
$-	$-	$-	$307,870	$-
$-	$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class A shares:
Net assets	$6,473,621	$12,268,418
Shares outstanding (a)	849,175	1,219,867
Net asset value and redemption price per share	$7.62	$10.06
Offering price per share (100/[100-maximum sales charge] of net asset value)	$8.08	$10.67
Class L shares:
Net assets	$1,754,317	$22,759,149
Shares outstanding (a)	227,544	2,257,476
Net asset value, offering price and redemption price per share	$7.71	$10.08
Class Y shares:
Net assets	$1,759,948	$843,993
Shares outstanding (a)	220,600	83,838
Net asset value, offering price and redemption price per share	$7.98	$10.07
Class S shares:
Net assets	$96,019,107	$151,914,785
Shares outstanding (a)	12,435,224	15,091,513
Net asset value, offering price and redemption price per share	$7.72	$10.07
Class N shares:
Net assets	$101,085	$105,757
Shares outstanding (a)	13,377	10,511
Net asset value, offering price and redemption price per share	$7.56	$10.06

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Enhanced Index Growth Fund

$10,502,462	$4,748,041	$9,866,042	$168,742,239	$3,226,226
1,512,405	629,352	1,614,007	22,953,579	516,906
$6.94	$7.54	$6.11	$7.35	$6.24
$7.36	$8.00	$6.48	$7.80	$6.62

$60,112,293	$1,014,744	$40,624,328	$53,154,595	$57,188,441
8,619,750	133,990	6,602,849	7,216,653	9,132,472
$6.97	$7.57	$6.15	$7.37	$6.26

$56,935,844	$7,644,730	$62,056	$22,824,530	$39,661,096
8,139,276	1,008,120	10,013	3,083,607	6,317,587
$7.00	$7.58	$6.20	$7.40	$6.28

$130,983,329	$349,993	$111,681,077	$393,688,849	$60,578,181
18,636,588	46,103	18,131,405	53,003,303	9,677,730
$7.03	$7.59	$6.16	$7.43	$6.26

$186,124	$268,416	$91,136	$918,422	$81,432
26,626	35,674	14,848	126,952	13,085
$6.99	$7.52	$6.14	$7.23	$6.22

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

		MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund
Assets:
	Investments, at value (Note 2) (a)	$36,951,563	$14,152,490
	Investments, at value — affiliated issuers (Note 2) (b)	-	-
	Short-term investments, at value (Note 2) (c)	4,601,528	393,169
	Total investments	41,553,091	14,545,659
	Foreign currency, at value (d)	-	-
	Receivables from:
	Investments sold	410,242	636,979
	Open forward foreign currency contracts (Note 2)	-	-
	Investment adviser (Note 3)	2,713	-
	Fund shares sold	92,061	9,619
	Interest and dividends	18,084	19,606
	Foreign taxes withheld	1,550	-
	Total assets	42,077,741	15,211,863
Liabilities:
	Payables for:
	Investments purchased	1,210,819	535,824
	Open forward foreign currency contracts (Note 2)	-	-
	Fund shares repurchased	382,982	54
	Trustees' fees and expenses (Note 3)	339	461
	Affiliates (Note 3):
	Investment management fees	25,100	8,024
	Administration fees	5,304	1,572
	Service fees	2,926	253
	Distribution fees	105	18
	Accrued expense and other liabilities	28,472	21,896
	Total liabilities	1,656,047	568,102
	Net assets	$40,421,694	$14,643,761
Net assets consist of:
	Paid-in capital	$71,348,565	$37,233,181
	Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income)	2,087	87,115
	Accumulated net realized gain (loss) on investments	(26,081,457)	(22,001,052)
	Net unrealized appreciation (depreciation) on investments	(4,847,501)	(675,483)
	Net assets	$40,421,694	$14,643,761

(a)	Cost of investments - unaffiliated issuers:	$41,799,064	$14,827,973
(b)	Cost of investments - affiliated issuers:	$-	$-
(c)	Cost of short-term investments:	$4,601,528	$393,169
(d)	Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$86,017,220	$157,215,358	$313,459,802	$518,531,744	$84,246,029	$62,512,078
-	-	3,726,977	32,669,514	-	-
320,738	1,605,675	-	-	3,407,480	1,663,803
86,337,958	158,821,033	317,186,779	551,201,258	87,653,509	64,175,881
-	-	490,652	487,607	186,736	88,223

629,050	3,749,557	13,732	-	2,067,128	-
-	-	-	-	2,469	-
10,599	13,101	26,139	-	3	2,531
36,538	41,761	17,751	80,790	14,269	21,393
38,247	71,782	942,576	2,200,374	425,226	229,543
-	-	314,136	876,641	152,903	-
87,052,392	162,697,234	318,991,765	554,846,670	90,502,243	64,517,571

109,513	230,355	2,277	776,226	2,521,823	-
-	-	-	1,001	5,676	-
1,633,239	2,759,803	4,240,508	5,885,401	551,882	1,069
1,477	14,913	7,443	31,589	331	119

38,484	71,029	203,056	372,436	62,635	52,194
10,432	21,499	67,014	74,440	12,505	5,676
1,014	11,298	5,263	7,548	5,515	56
6	10	115	29	134	23
60,368	67,431	69,247	154,300	78,532	24,520
1,854,533	3,176,338	4,594,923	7,302,970	3,239,033	83,657
$85,197,859	$159,520,896	$314,396,842	$547,543,700	$87,263,210	$64,433,914

$136,892,248	$266,958,434	$435,516,068	$684,978,148	$130,481,295	$52,747,024
218,397	231,438	1,744,997	1,220,158	650,934	249,682
(36,576,961)	(71,203,922)	(25,108,971)	(30,415,992)	(36,171,728)	783,107
(15,335,825)	(36,465,054)	(97,755,252)	(108,238,614)	(7,697,291)	10,654,101
$85,197,859	$159,520,896	$314,396,842	$547,543,700	$87,263,210	$64,433,914

$101,353,045	$193,680,412	$411,201,009	$626,733,620	$91,917,292	$51,860,677
$-	$-	$3,726,977	$32,669,514	$-	$-
$320,738	$1,605,675	$-	$-	$3,407,480	$1,663,803
$-	$-	$489,529	$488,265	$187,335	$85,729

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities
April 30, 2009 (Unaudited)

	MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund
Class A shares:
Net assets	$14,537,745	$1,192,149
Shares outstanding (a)	2,224,700	211,429
Net asset value and redemption price per share	$6.53	$5.64
Offering price per share (100/[100-maximum sales charge] of net asset value)	$6.93	$5.98
Class L shares:
Net assets	$2,721,289	$1,235
Shares outstanding (a)	415,006	213
Net asset value, offering price and redemption price per share	$6.56	$5.81	*
Class Y shares:
Net assets	$2,718,694	$1,139,593
Shares outstanding (a)	413,590	198,558
Net asset value, offering price and redemption price per share	$6.57	$5.74
Class S shares:
Net assets	$19,892,188	$12,219,586
Shares outstanding (a)	3,028,144	2,127,668
Net asset value, offering price and redemption price per share	$6.57	$5.74
Class N shares:
Net assets	$551,778	$91,198
Shares outstanding (a)	84,902	16,382
Net asset value, offering price and redemption price per share	$6.50	$5.57

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund		MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$5,120,791		$57,019,316	$25,876,842	$37,855,257	$26,646,320	$163,917
753,351		9,143,194	3,671,154	4,099,790	3,177,115	14,039
$6.80		$6.24	$7.05	$9.23	$8.39	$11.68
$7.21		$6.62	$7.48	$9.79	$8.90	$12.39

$31,834,116		$3,508,126	$122,135,560	$52,358,007	$15,123,027	$16,665,413
4,660,200		555,571	17,197,302	5,602,778	1,795,484	1,425,907
$6.83		$6.31	$7.10	$9.35	$8.42	$11.69

$66		$528,502	$2,230,278	$22,066,487	$5,672,187	$117,090
9		83,085	315,243	2,344,381	673,800	10,010
$6.83	*	$6.36	$7.07	$9.41	$8.42	$11.70

$48,187,760		$98,413,756	$163,571,058	$435,116,714	$39,129,554	$47,370,806
7,052,582		15,488,092	23,008,095	46,175,198	4,638,672	4,048,177
$6.83		$6.35	$7.11	$9.42	$8.44	$11.70

$55,126		$51,196	$583,104	$147,235	$692,122	$116,688
8,116		8,360	82,380	16,162	83,114	10,010
$6.79		$6.12	$7.08	$9.11	$8.33	$11.66

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends	$-	$10,926
Dividends from affiliated issuers	-	-
Interest	5,946,067	9,111,826
Total investment income	5,946,067	9,122,752
Expenses (Note 3):
Investment management fees	1,601,791	682,261
Custody fees	41,747	25,531
Audit and legal fees	23,084	20,323
Proxy fees	235	235
Shareholder reporting fees	227,494	11,971
Trustees' fees	48,164	17,464
	1,942,515	757,785
Administration fees:
Class A	497,496	99,127
Class L	118,328	172,046
Class Y	201,483	28,036
Class S	118,737	79,962
Class N	-	6,202
Distribution fees:
Class N	-	4,203
Service fees:
Class A	380,814	77,710
Class N	-	4,203
Total expenses	3,259,373	1,229,274
Expenses waived (Note 3):
Class A fees waived by advisor	(81,965)	-
Class L fees waived by advisor	(2,013)	-
Class Y fees waived by advisor	(13,072)	-
Class S fees waived by advisor	(7,381)	-
Class N fees waived by advisor	-	-
Class A administrative fees waived	(335,117)	(21,759)
Class L administrative fees waived	(65,214)	(37,765)
Class N administrative fees waived	-	(1,177)
Net expenses	2,754,611	1,168,573
Net investment income (loss)	3,191,456	7,954,179
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	24,915	2,799,793
Futures contracts	-	(1,632,178)
Written options	-	-
Swap contracts	-	(32,583)
Foreign currency transactions	-	-
Net realized gain (loss)	24,915	1,135,032
Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	9,448,714
Futures contracts	-	(73,420)
Written options	-	-
Swap contracts	-	(100,431)
Translation of assets and liabilities in foreign currencies	-	27,273
Net change in unrealized appreciation (depreciation)	-	9,302,136
Net realized gain (loss) and change in unrealized appreciation (depreciation)	24,915	10,437,168
Net increase (decrease) in net assets resulting from operations	$3,216,371	$18,391,347

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier Strategic Income Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$-	$24,831	$16,420	$1,043	$-	$-
-	-	-	97,204	-	-
(5,674,851)	30,823,458	8,324,147	10,139,779	6,168,347	493,994
(5,674,851)	30,848,289	8,340,567	10,238,026	6,168,347	493,994

556,418	2,661,306	731,574	735,608	309,777	69,514
11,405	68,192	25,137	128,629	7,886	5,563
19,085	29,574	20,472	32,227	18,114	38,676
233	235	235	266	234	425
8,529	35,395	10,570	9,700	5,125	1,377
12,940	60,346	16,766	15,055	7,152	1,249
608,610	2,855,048	804,754	921,485	348,288	116,804

49,074	232,306	69,738	50,944	40,305	260
49,343	307,878	226,961	336,155	5,048	151
46,767	93,268	31,481	10,617	45,297	76
13,868	251,642	85,651	19,550	36,375	5,674
302	812	3,027	1,334	1,035	175

228	572	1,819	855	656	125

43,691	203,706	47,635	37,459	29,266	216
228	572	1,819	855	656	125
812,111	3,945,804	1,272,885	1,379,254	506,926	123,606

-	-	-	(17,813)	-	(310)
-	-	-	(137,503)	-	(180)
-	-	-	(6,648)	-	(180)
-	-	-	(16,533)	-	(34,975)
-	-	-	(680)	-	(179)
(17,476)	(65,186)	(28,581)	-	-	-
-	(86,391)	(90,543)	-	-	-
(91)	(183)	(1,092)	-	-	-
794,544	3,794,044	1,152,669	1,200,077	506,926	87,782
(6,469,395)	27,054,245	7,187,898	9,037,949	5,661,421	406,212

(3,139,699)	9,873,221	(3,882,292)	(20,530,445)	(17,953,053)	(1,541,425)
-	(121,267)	(886,157)	3,862,954	-	-
-	-	-	671,540	-	-
-	(73,316)	22,331	(29,501,143)	-	-
-	-	-	(2,451,478)	-	946,586
(3,139,699)	9,678,638	(4,746,118)	(47,948,572)	(17,953,053)	(594,839)

30,087,312	49,930,257	17,632,559	21,340,187	21,904,971	2,245,961
-	(1,396,218)	(368,882)	(1,959,793)	-	-
-	-	-	(47,830)	-	-
-	(745,076)	(178,222)	16,723,323	-	-
-	-	90	570,025	-	(1,062,695)
30,087,312	47,788,963	17,085,545	36,625,912	21,904,971	1,183,266
26,947,613	57,467,601	12,339,427	(11,322,660)	3,951,918	588,427
$20,478,218	$84,521,846	$19,527,325	$(2,284,711)	$9,613,339	$994,639

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

		MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
	Dividends (a)	$963,894	$3,653,222
	Interest	1,295,489	1,840
	Total investment income	2,259,383	3,655,062
Expenses (Note 3):
	Investment management fees	269,051	462,712
	Custody fees	32,914	23,011
	Audit and legal fees	16,392	18,621
	Proxy fees	434	465
	Shareholder reporting fees	4,044	7,276
	Trustees' fees	5,065	10,586
		327,900	522,671
	Administration fees:
	Class A	13,905	18,447
	Class L	3,343	34,739
	Class Y	2,079	875
	Class S	44,107	48,383
	Class N	222	180
	Distribution fees:
	Class N	122	120
	Service fees:
	Class A	8,760	14,604
	Class N	122	120
	Total expenses	400,560	640,139
	Expenses waived (Note 3):
	Class A fees waived by advisor	-	-
	Class L fees waived by advisor	-	-
	Class Y fees waived by advisor	-	-
	Class S fees waived by advisor	-	-
	Class N fees waived by advisor	-	-
	Class A administrative fees waived	(701)	-
	Class L administrative fees waived	(169)	-
	Class Y administrative fees waived	(168)	-
	Class S administrative fees waived	(10,163)	-
	Class N administrative fees waived	(10)	-
	Net expenses	389,349	640,139
	Net investment income (loss)	1,870,034	3,014,923
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(20,013,858)	(67,012,041)
	Futures contracts	197,706	-
	Written options	-	110,112
	Swap contracts	(2,647)	-
	Foreign currency transactions	-	25,695
	Net realized gain (loss)	(19,818,799)	(66,876,234)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	15,385,325	51,193,266
	Futures contracts	318,269	-
	Written options	-	20,563
	Swap contracts	(30,830)	-
	Translation of assets and liabilities in foreign currencies	-	-
	Net change in unrealized appreciation (depreciation)	15,672,764	51,213,829
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	(4,146,035)	(15,662,405)
	Net increase (decrease) in net assets resulting from operations	$(2,276,001)	$(12,647,482)

(a)	Net of withholding tax of:	$118	$11,312

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Enhanced Index Growth Fund

$5,131,725	$216,624	$1,973,597	$3,656,816	$1,622,971
203	22	270	224,375	179
5,131,928	216,646	1,973,867	3,881,191	1,623,150

643,183	34,396	496,112	1,902,714	374,506
42,189	19,949	49,197	61,624	50,978
19,913	17,060	18,185	23,781	18,600
434	434	465	453	434
9,516	1,651	5,965	19,023	5,684
14,499	800	8,425	32,836	7,969
729,734	74,290	578,349	2,040,431	458,171

16,101	5,538	14,522	232,725	3,218
85,953	1,401	61,670	76,967	54,267
45,432	4,551	46	15,485	11,604
39,077	112	56,801	178,770	4,325
346	602	291	1,403	100

235	476	202	1,002	95

13,048	5,200	11,711	193,937	3,752
235	476	202	1,002	95
930,161	92,646	723,794	2,741,722	535,627

-	(10,517)	(7,390)	(121,748)	-
-	(2,664)	(31,410)	(6,780)	-
-	(19,819)	(45)	(2,808)	-
-	(943)	(81,425)	(155,838)	-
-	(947)	(129)	(350)	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
930,161	57,756	603,395	2,454,198	535,627
4,201,767	158,890	1,370,472	1,426,993	1,087,523

(84,520,782)	(4,888,242)	(26,585,639)	(134,358,324)	(38,400,492)
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	(23)	(32,792)	(5)
(84,520,782)	(4,888,242)	(26,585,662)	(134,391,116)	(38,400,497)

35,594,712	3,013,033	17,672,185	116,182,834	31,875,990
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	10,520	-
35,594,712	3,013,033	17,672,185	116,193,354	31,875,990
(48,926,070)	(1,875,209)	(8,913,477)	(18,197,762)	(6,524,507)
$(44,724,303)	$(1,716,319)	$(7,543,005)	$(16,770,769)	$(5,436,984)

$507	$28	$402	$118,997	$163

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations
For the Six Months Ended April 30, 2009 (Unaudited)

		MassMutual Premier Discovery Value Fund	MassMutual Premier Small Capitalization Value Fund
Investment income (Note 2):
	Dividends (a)	$279,666	$262,669
	Dividends from affiliated issuers	-	-
	Interest	358	57
	Total investment income	280,024	262,726
Expenses (Note 3):
	Investment management fees	136,221	50,229
	Custody fees	13,434	4,043
	Audit and legal fees	16,108	16,604
	Proxy fees	465	467
	Shareholder reporting fees	2,106	1,696
	Trustees' fees	1,912	858
		170,246	73,897
	Administration fees:
	Class A	18,820	2,039
	Class L	4,129	1
	Class Y	2,998	821
	Class S	3,560	6,888
	Class N	1,167	149
	Distribution fees:
	Class N	648	102
	Service fees:
	Class A	15,684	1,618
	Class N	648	102
	Total expenses	217,900	85,617
	Expenses waived (Note 3):
	Class A fees waived by advisor	(9,402)	-
	Class L fees waived by advisor	(2,071)	-
	Class Y fees waived by advisor	(3,025)	-
	Class S fees waived by advisor	(8,487)	-
	Class N fees waived by advisor	(649)	-
	Net expenses	194,266	85,617
	Net investment income (loss)	85,758	177,109
Realized and unrealized gain (loss):
	Net realized gain (loss) on:
	Investment transactions	(13,464,521)	(8,041,352)
	Foreign currency transactions	(2,267)	-
	Net realized gain (loss)	(13,466,788)	(8,041,352)
	Net change in unrealized appreciation (depreciation) on:
	Investment transactions	14,831,357	5,460,213
	Translation of assets and liabilities in foreign currencies	(63)	-
	Net change in unrealized appreciation (depreciation)	14,831,294	5,460,213
	Net realized gain (loss) and change in unrealized appreciation (depreciation)	1,364,506	(2,581,139)
	Net increase (decrease) in net assets resulting from operations	$1,450,264	$(2,404,030)

(a)	Net of withholding tax of:	$1,162	$389
*	Fund commenced operations on November 3, 2008.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund	MassMutual Premier Small Company Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund*

$699,185	$1,314,117	$4,061,787	$6,275,146	$1,592,765	$511,656
-	-	24,903	294,538	-	-
168	437	11,470	61	479	443
699,353	1,314,554	4,098,160	6,569,745	1,593,244	512,099

218,193	407,674	1,213,062	2,189,484	333,284	223,084
107,615	96,320	64,944	193,379	41,168	29,082
17,287	17,811	20,286	28,789	22,741	20,506
465	465	453	465	596	451
3,394	5,794	10,775	16,968	2,751	11,561
4,185	8,514	16,932	27,955	3,316	1,359
351,139	536,578	1,326,452	2,457,040	403,856	286,043

6,224	78,912	43,962	56,834	39,655	175
44,230	5,133	212,534	77,160	15,826	15,625
-	418	3,140	16,722	4,034	73
10,396	40,555	141,528	286,274	7,767	7,941
36	86	1,073	252	1,415	170

26	54	654	171	786	121

5,186	66,402	30,529	44,513	33,046	146
26	54	654	171	786	121
417,263	728,192	1,760,526	2,939,137	507,171	310,415

(7,115)	(45,124)	(6,689)	-	(4,350)	(144)
(50,654)	(2,913)	(55,955)	-	(1,457)	(12,771)
-	(360)	(819)	-	(879)	(121)
(60,984)	(71,403)	(129,561)	-	-	(39,178)
(30)	(36)	(693)	-	(314)	(121)
298,480	608,356	1,566,809	2,939,137	500,171	258,080
400,873	706,198	2,531,351	3,630,608	1,093,073	254,019

(21,127,446)	(39,319,999)	(22,754,094)	(21,226,917)	(20,358,102)	718,700
(546)	(2,536)	(130,415)	(282,780)	(184,226)	64,407
(21,127,992)	(39,322,535)	(22,884,509)	(21,509,697)	(20,542,328)	783,107

19,906,564	35,650,378	16,774,021	26,375,780	20,332,220	10,651,401
(8)	(12)	(17,041)	39,663	(8,469)	2,700
19,906,556	35,650,366	16,756,980	26,415,443	20,323,751	10,654,101
(1,221,436)	(3,672,169)	(6,127,529)	4,905,746	(218,577)	11,437,208
$(820,563)	$(2,965,971)	$(3,596,178)	$8,536,354	$874,496	$11,691,227

$133	$498	$366,404	$517,947	$103,102	$42,206

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,191,456	$21,499,846
Net realized gain (loss) on investment transactions	24,915	(1,114,710)
Net change in unrealized appreciation (depreciation) on investments	-	-
Net increase (decrease) in net assets resulting from operations	3,216,371	20,385,136
Distributions to shareholders (Note 2):
From net investment income:
Class A	(831,510)	(6,348,471)
Class L	(332,881)	(2,497,555)
Class Y	(796,767)	(5,231,975)
Class S	(1,230,299)	(7,292,849)
Class N	-	-
Total distributions from net investment income	(3,191,457)	(21,370,850)
From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Total distributions from net realized gains	-	-
Tax return of capital:
Class A	-	(37,993)
Class L	-	(14,947)
Class Y	-	(31,304)
Class S	-	(43,644)
Total tax return of capital	-	(127,888)
Net fund share transactions (Note 5):
Class A	71,027	10,806,755
Class L	(63,339,841)	27,940,179
Class Y	(13,634,885)	18,160,596
Class S	(13,598,281)	64,761,198
Class N	-	-
Increase (decrease) in net assets from fund share transactions	(90,501,980)	121,668,728
Total increase (decrease) in net assets	(90,477,066)	120,555,126
Net assets
Beginning of period	959,232,467	838,677,341
End of period	$868,755,401	$959,232,467
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$(20,790)	$(20,789)

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund		MassMutual Premier Core Bond Fund
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008

$7,954,179	$17,279,156	$(6,469,395)	$18,486,662	$27,054,245	$63,066,252
1,135,032	4,574,856	(3,139,699)	(235,124)	9,678,638	30,317,550
9,302,136	(25,740,760)	30,087,312	(27,376,461)	47,788,963	(136,555,580)
18,391,347	(3,886,748)	20,478,218	(9,124,923)	84,521,846	(43,171,778)

(3,009,522)	(3,448,727)	(2,639,242)	(1,574,693)	(8,890,448)	(9,697,349)
(5,688,137)	(9,316,431)	(2,721,815)	(3,085,856)	(13,369,457)	(19,529,318)
(1,785,297)	(2,669,831)	(5,766,482)	(3,997,854)	(8,078,881)	(11,140,856)
(7,395,374)	(9,621,489)	(7,350,706)	(8,492,070)	(35,566,444)	(38,109,538)
(151,074)	(209,267)	(13,509)	(11,242)	(11,690)	(218,817)
(18,029,404)	(25,265,745)	(18,491,754)	(17,161,715)	(65,916,920)	(78,695,878)

-	-	-	-	(1,503,365)	-
-	-	-	-	(2,186,504)	-
-	-	-	-	(1,298,007)	-
-	-	-	-	(5,654,273)	-
-	-	-	-	(3,315)	-
-	-	-	-	(10,645,464)	-

-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-
-	-	-	-	-	-

(2,709,986)	3,592,918	484,488	8,265,407	(979,282)	(2,300,927)
(25,414,269)	(40,424,329)	(4,056,308)	(22,938,624)	(63,506,370)	(92,366,617)
(1,059,788)	(17,703,214)	(7,856,310)	8,152,150	(45,413,713)	(24,687,106)
(42,255,988)	(32,042,398)	(32,475,618)	(73,967,457)	(52,447,113)	(89,311,247)
(16,366)	(294,209)	43,738	(29,737)	251,014	(3,749,536)
(71,456,397)	(86,871,232)	(43,860,010)	(80,518,261)	(162,095,464)	(212,415,433)
(71,094,454)	(116,023,725)	(41,873,546)	(106,804,899)	(154,136,002)	(334,283,089)

378,062,360	494,086,085	254,279,743	361,084,642	1,203,357,037	1,537,640,126
$306,967,906	$378,062,360	$212,406,197	$254,279,743	$1,049,221,035	$1,203,357,037
$4,528,794	$14,604,019	$(6,472,268)	$18,488,881	$12,427,276	$51,289,951

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Diversified Bond Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,187,898	$19,286,328
Net realized gain (loss) on investment transactions	(4,746,118)	2,160,651
Net change in unrealized appreciation (depreciation) on investments	17,085,545	(42,816,184)
Net increase (decrease) in net assets resulting from operations	19,527,325	(21,369,205)
Distributions to shareholders (Note 2):
From net investment income:
Class A	(2,237,587)	(2,328,409)
Class L	(7,624,280)	(9,878,244)
Class Y	(1,750,051)	(1,664,343)
Class S	(7,224,443)	(9,510,011)
Class N	(86,361)	(80,439)
Total distributions from net investment income	(18,922,722)	(23,461,446)
From net realized gains:
Class A	(91,578)	(175,653)
Class L	(296,254)	(722,306)
Class Y	(66,183)	(121,250)
Class S	(282,533)	(696,120)
Class N	(3,706)	(6,392)
Total distributions from net realized gains	(740,254)	(1,721,721)
Net fund share transactions (Note 5):
Class A	2,005,559	(2,830,056)
Class L	(8,838,357)	(44,079,876)
Class Y	1,647,429	(21,714,279)
Class S	(62,216,189)	(46,309,111)
Class N	(30,815)	78,547
Increase (decrease) in net assets from fund share transactions	(67,432,373)	(114,854,775)
Total increase (decrease) in net assets	(67,568,024)	(161,407,147)
Net assets
Beginning of period	341,306,707	502,713,854
End of period	$273,738,683	$341,306,707
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$4,327,266	$16,062,090

*		Fund commenced operations on December 20, 2007.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund		MassMutual Premier High Yield Fund		MassMutual Premier International Bond Fund
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Period Ended October 31, 2008*

$9,037,949	$22,271,190	$5,661,421	$14,539,620	$406,212	$950,419
(47,948,572)	1,535,460	(17,953,053)	(19,931,458)	(594,839)	626,394
36,625,912	(96,497,025)	21,904,971	(35,805,141)	1,183,266	(3,414,311)
(2,284,711)	(72,690,375)	9,613,339	(41,196,979)	994,639	(1,837,498)

(861,267)	(1,857,130)	(2,694,011)	(2,352,442)	(19,052)	-
(6,461,897)	(15,799,517)	(330,635)	(367,134)	(12,247)	-
(394,458)	(1,028,070)	(5,013,563)	(7,686,805)	(12,404)	-
(917,301)	(3,030,424)	(5,593,021)	(3,978,386)	(2,552,508)	-
(18,234)	(28,177)	(52,789)	(150,573)	(11,677)	-
(8,653,157)	(21,743,318)	(13,684,019)	(14,535,340)	(2,607,888)	-

-	(304,854)	-	(84,445)	-	-
-	(2,674,472)	-	(13,070)	-	-
-	(168,087)	-	(265,308)	-	-
-	(497,678)	-	(136,380)	-	-
-	(5,282)	-	(5,664)	-	-
-	(3,650,373)	-	(504,867)	-	-

(1,102,225)	8,635,767	3,536,456	737,872	(6,658)	210,913
(32,213,181)	211,620	533,820	(849,865)	12,247	100,100
(273,561)	3,155,348	(26,141,784)	1,321,667	12,404	100,100
3,346,405	(26,905,900)	16,413,874	7,783,423	1,911,017	25,730,898
(200)	348,672	77,803	(1,026,718)	11,677	100,100
(30,242,762)	(14,554,493)	(5,579,831)	7,966,379	1,940,687	26,242,111
(41,180,630)	(112,638,559)	(9,650,511)	(48,270,807)	327,438	24,404,613

301,513,881	414,152,440	150,089,626	198,360,433	24,404,613	-
$260,333,251	$301,513,881	$140,439,115	$150,089,626	$24,732,051	$24,404,613

$26,342,515	$25,957,723	$3,671,340	$11,693,938	$(588,602)	$1,613,074

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Balanced Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,870,034	$4,138,696
Net realized gain (loss) on investment transactions	(19,818,799)	(13,964,912)
Net change in unrealized appreciation (depreciation) on investments	15,672,764	(33,592,482)
Net increase (decrease) in net assets resulting from operations	(2,276,001)	(43,418,698)
Distributions to shareholders (Note 2):
From net investment income:
Class A	(229,094)	(251,708)
Class L	(58,421)	(60,257)
Class Y	(56,517)	(66,170)
Class S	(3,935,905)	(4,929,830)
Class N	(2,829)	(2,887)
Total distributions from net investment income	(4,282,766)	(5,310,852)
From net realized gains:
Class A	-	(166,629)
Class L	-	(36,398)
Class Y	-	(37,589)
Class S	-	(2,678,133)
Class N	-	(2,252)
Total distributions from net realized gains	-	(2,921,001)
Net fund share transactions (Note 5):
Class A	(979,085)	(350,264)
Class L	56,178	64,462
Class Y	(63,638)	54,862
Class S	(9,293,834)	(22,647,047)
Class N	2	4
Increase (decrease) in net assets from fund share transactions	(10,280,377)	(22,877,983)
Total increase (decrease) in net assets	(16,839,144)	(74,528,534)
Net assets
Beginning of period	122,947,222	197,475,756
End of period	$106,108,078	$122,947,222
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$993,485	$3,406,217

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund		MassMutual Premier Enhanced Index Value Fund		MassMutual Premier Enhanced Index Core Equity Fund
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008

$3,014,923	$5,641,389	$4,201,767	$11,027,213	$158,890	$555,522
(66,876,234)	(58,560,616)	(84,520,782)	(83,062,792)	(4,888,242)	(6,284,355)
51,213,829	(119,748,412)	35,594,712	(116,389,870)	3,013,033	(9,202,893)
(12,647,482)	(172,667,639)	(44,724,303)	(188,425,449)	(1,716,319)	(14,931,726)

(220,262)	(239,891)	(344,302)	(65,468)	(114,316)	(70,985)
(639,646)	(846,482)	(1,986,451)	(487,734)	(33,132)	(21,132)
(36,571)	(53,746)	(2,282,517)	(589,661)	(261,569)	(615,021)
(4,000,574)	(5,110,480)	(5,498,935)	(1,387,309)	(11,999)	(9,212)
(1,398)	-	(5,043)	(1,073)	(11,159)	(5,265)
(4,898,451)	(6,250,599)	(10,117,248)	(2,531,245)	(432,175)	(721,615)

-	(2,902,661)	-	-	-	-
-	(7,864,364)	-	-	-	-
-	(446,063)	-	-	-	-
-	(39,867,893)	-	-	-	-
-	(14,033)	-	-	-	-
-	(51,095,014)	-	-	-	-

(488,861)	(632,871)	440,386	578,972	746,209	295,442
(7,410,566)	(11,214,104)	6,125,663	(14,162,736)	(49,025)	20,575
(762,092)	(599,875)	(52,070)	(44,529,062)	(1,085,685)	(35,581,213)
(11,265,576)	(32,072,532)	(5,906,818)	(20,963,419)	(12,442)	272,063
3,800	56,088	6,507	(113,618)	(151,239)	114,329
(19,923,295)	(44,463,294)	613,668	(79,189,863)	(552,182)	(34,878,804)
(37,469,228)	(274,476,546)	(54,227,883)	(270,146,557)	(2,700,676)	(50,532,145)

225,361,330	499,837,876	312,947,935	583,094,492	16,726,600	67,258,745
$187,892,102	$225,361,330	$258,720,052	$312,947,935	$14,025,924	$16,726,600
$2,416,977	$4,300,505	$2,441,216	$8,356,697	$83,873	$357,158

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,370,472	$3,249,318
Net realized gain (loss) on investment transactions	(26,585,662)	(28,699,035)
Net change in unrealized appreciation (depreciation) on investments	17,672,185	(102,758,596)
Net increase (decrease) in net assets resulting from operations	(7,543,005)	(128,208,313)
Distributions to shareholders (Note 2):
From net investment income:
Class A	(134,984)	(172,118)
Class L	(715,559)	(966,384)
Class Y	(1,167)	-
Class S	(2,161,044)	(3,013,869)
Class N	(2,256)	(450)
Total distributions from net investment income	(3,015,010)	(4,152,821)
From net realized gains:
Class A	-	(2,606,549)
Class L	-	(12,158,184)
Class Y	-	(16,154)
Class S	-	(30,818,725)
Class N	-	(16,154)
Total distributions from net realized gains	-	(45,615,766)
Tax return of capital:
Class S	-	-
Total tax return of capital	-	-
Net fund share transactions (Note 5):
Class A	(652,058)	1,458,536
Class L	(3,826,612)	(3,828,374)
Class Y	1	17
Class S	(921,870)	(5,864,182)
Class N	(98,328)	273,384
Increase (decrease) in net assets from fund share transactions	(5,498,867)	(7,960,619)
Total increase (decrease) in net assets	(16,056,882)	(185,937,519)
Net assets
Beginning of period	178,381,521	364,319,040
End of period	$162,324,639	$178,381,521
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$718,632	$2,363,170

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund		MassMutual Premier Enhanced Index Growth Fund		MassMutual Premier Discovery Value Fund
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008

$1,426,993	$694,211	$1,087,523	$1,843,925	$85,758	$101,342
(134,391,116)	(43,343,697)	(38,400,497)	(32,172,864)	(13,466,788)	(12,460,787)
116,193,354	(471,054,910)	31,875,990	(74,779,901)	14,831,294	(22,603,042)
(16,770,769)	(513,704,396)	(5,436,984)	(105,108,840)	1,450,264	(34,962,487)

-	-	(19,714)	(7,087)	(1,017)	-
-	-	(509,958)	(363,990)	(13,263)	(893)
-	-	(456,924)	(321,323)	(25,811)	(8,322)
(451,904)	(647,901)	(796,944)	(863,197)	(88,452)	(29,043)
-	-	(219)	-	-	-
(451,904)	(647,901)	(1,783,759)	(1,555,597)	(128,543)	(38,258)

-	(7,349,865)	-	(142,094)	-	(937,792)
-	(2,033,656)	-	(3,101,126)	-	(57,845)
-	(1,115,179)	-	(2,264,213)	-	(442,198)
-	(16,183,017)	-	(5,269,074)	-	(1,125,175)
-	(31,934)	-	(4,215)	-	(38,638)
-	(26,713,651)	-	(10,780,722)	-	(2,601,648)

-	(212,686)	-	-	-	-
-	(212,686)	-	-	-	-

(8,008,686)	(31,244,155)	198,572	515,726	77,695	9,188,618
(186,103)	18,390,567	5,144,578	(1,905,428)	(342,311)	4,173,464
1,564,419	(16,860,058)	947,617	(29,271,129)	(1,857,067)	(414,170)
(10,578,986)	31,221,603	(3,876,378)	(24,146,426)	4,838,415	3,701,770
37,889	(23,085)	-	4	(50,099)	317,162
(17,171,467)	1,484,872	2,414,389	(54,807,253)	2,666,633	16,966,844
(34,394,140)	(539,793,762)	(4,806,354)	(172,252,412)	3,988,354	(20,635,549)

673,722,775	1,213,516,537	165,541,730	337,794,142	36,433,340	57,068,889
$639,328,635	$673,722,775	$160,735,376	$165,541,730	$40,421,694	$36,433,340
$967,435	$(7,654)	$564,534	$1,260,770	$2,087	$44,872

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Small Capitalization Value Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$177,109	$261,772
Net realized gain (loss) on investment transactions	(8,041,352)	(13,507,278)
Net change in unrealized appreciation (depreciation) on investments	5,460,213	(13,046,145)
Net increase (decrease) in net assets resulting from operations	(2,404,030)	(26,291,651)
Distributions to shareholders (Note 2):
From net investment income:
Class A	(15,774)	-
Class L	-	-
Class Y	(17,002)	-
Class S	(231,599)	(110,799)
Class N	(470)	-
Total distributions from net investment income	(264,845)	(110,799)
From net realized gains:
Class A	-	(889,985)
Class L	-	(252)
Class Y	-	(450,843)
Class S	-	(22,185,044)
Class N	-	(67,499)
Total distributions from net realized gains	-	(23,593,623)
Net fund share transactions (Note 5):
Class A	(362,604)	495,335
Class L	409	106,923
Class Y	177,983	(4,865,805)
Class S	(1,342,674)	(29,909,071)
Class N	6,394	(1,173,893)
Increase (decrease) in net assets from fund share transactions	(1,520,492)	(35,346,511)
Total increase (decrease) in net assets	(4,189,367)	(85,342,584)
Net assets
Beginning of period	18,833,128	104,175,712
End of period	$14,643,761	$18,833,128
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$87,115	$174,851

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund		MassMutual Premier Small Company Opportunities Fund
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008

$400,873	$503,624	$706,198	$986,088
(21,127,992)	(15,410,462)	(39,322,535)	(31,369,938)
19,906,556	(39,370,764)	35,650,366	(96,445,216)
(820,563)	(54,277,602)	(2,965,971)	(126,829,066)

(7,110)	(20,832)	-	(824,879)
(123,810)	(262,044)	(14,832)	(54,438)
-	(1)	(390)	(60,959)
(280,046)	(460,610)	(534,310)	(2,192,376)
-	-	-	(94)
(410,966)	(743,487)	(549,532)	(3,132,746)

-	(76,721)	-	(27,079,229)
-	(940,811)	-	(1,420,247)
-	(2)	-	(1,116,883)
-	(1,230,659)	-	(36,473,567)
-	(586)	-	(18,109)
-	(2,248,779)	-	(66,108,035)

954,413	2,985,098	(10,266,220)	(14,698,819)
(2,761,503)	8,229,047	(901,419)	437,889
(8,687)	12,729	(68,398)	(4,064,748)
(1,719,866)	13,971,017	(2,676,324)	(8,174,017)
30,283	2,941	-	153
(3,505,360)	25,200,832	(13,912,361)	(26,499,542)
(4,736,889)	(32,069,036)	(17,427,864)	(222,569,389)

89,934,748	122,003,784	176,948,760	399,518,149
$85,197,859	$89,934,748	$159,520,896	$176,948,760

$218,397	$228,490	$231,438	$74,772

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Global Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,531,351	$8,042,193
Net realized gain (loss) on investment transactions	(22,884,509)	14,032,564
Net change in unrealized appreciation (depreciation) on investments	16,756,980	(323,898,308)
Net increase (decrease) in net assets resulting from operations	(3,596,178)	(301,823,551)
Distributions to shareholders (Note 2):
From net investment income:
Class A	(203,963)	(388,570)
Class L	(1,537,964)	(2,827,621)
Class Y	(48,329)	(114,399)
Class S	(2,701,059)	(5,041,252)
Class N	(4,389)	(5,915)
Total distributions from net investment income	(4,495,704)	(8,377,757)
From net realized gains:
Class A	(1,078,606)	(2,872,871)
Class L	(5,440,749)	(16,687,314)
Class Y	(147,074)	(592,455)
Class S	(7,170,028)	(23,558,299)
Class N	(23,361)	(40,645)
Total distributions from net realized gains	(13,859,818)	(43,751,584)
Net fund share transactions (Note 5):
Class A	313,959	2,616,234
Class L	(5,875,712)	(28,974,445)
Class Y	(873,462)	(2,795,793)
Class S	(9,492,826)	(52,722,333)
Class N	42,962	163,279
Increase (decrease) in net assets from fund share transactions	(15,885,079)	(81,713,058)
Total increase (decrease) in net assets	(37,836,779)	(435,665,950)
Net assets
Beginning of period	352,233,621	787,899,571
End of period	$314,396,842	$352,233,621
Undistributed (accumulated) net investment income (loss) (distributions in excess of net investment income) included in net assets at end of period	$1,744,997	$3,709,350

*		Fund commenced operations on November 3, 2008.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund		MassMutual Premier Focused International Fund		MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Period Ended April 30, 2009 (Unaudited)*

$3,630,608	$12,330,752	$1,093,073	$1,547,871	$254,019
(21,509,697)	72,168,725	(20,542,328)	(16,288,768)	783,107
26,415,443	(650,376,129)	20,323,751	(44,440,685)	10,654,101
8,536,354	(565,876,652)	874,496	(59,181,582)	11,691,227

-	(1,588,876)	(186,185)	(339,117)	-
(50,610)	(1,942,331)	(69,703)	(155,052)	-
(56,372)	(1,359,714)	(76,601)	(7,145)	(1)
(1,591,608)	(20,108,176)	(291,890)	(273,388)	(4,336)
-	(4,147)	(2,508)	(5,638)	-
(1,698,590)	(25,003,244)	(626,887)	(780,340)	(4,337)

(3,002,363)	-	-	(1,028,282)	-
(3,906,495)	-	-	(437,792)	-
(1,576,176)	-	-	(17,944)	-
(34,328,477)	-	-	(660,756)	-
(12,355)	-	-	(20,954)	-
(42,825,866)	-	-	(2,165,728)	-

1,188,942	(20,437,696)	(573,744)	17,363,748	136,923
3,545,556	(10,231,016)	6,990,728	2,132,158	13,401,839
2,372,669	(37,149,754)	207,362	6,056,907	100,101
4,756,373	(103,649,261)	15,985,480	18,471,962	39,008,061
125	41	55,352	359,621	100,100
11,863,665	(171,467,686)	22,665,178	44,384,396	52,747,024
(24,124,437)	(762,347,582)	22,912,787	(17,743,254)	64,433,914

571,668,137	1,334,015,719	64,350,423	82,093,677	-
$547,543,700	$571,668,137	$87,263,210	$64,350,423	$64,433,914

$1,220,158	$(711,860)	$650,934	$184,748	$249,682

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.02	***	0.04 ***	0.04 ***	0.02 ***	0.00	***†	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.00†	)	(0.00†	)	-	-	-	0.00†		0.00†
Total income (loss) from investment operations	0.00†		0.02		0.04	0.04	0.02	0.00†		0.00†
Less distributions to shareholders:
From net investment income	(0.00†	)	(0.02)		(0.04)	(0.04)	(0.02)	(0.00†	)	(0.00†	)
From net realized gains	-		-		-	-	-	(0.00†	)	(0.00†	)
Tax return of capital	-		(0.00†	)	-	-	-	-		-
Total distributions	(0.00†	)	(0.02)		(0.04)	(0.04)	(0.02)	(0.00†	)	(0.00†	)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return ^	0.27%	**	2.33%		4.59%	4.09%	2.09%	0.28%	**	0.20%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$291,815		$291,735		$281,270	$187,991	$90,342	$82,439		$78,968
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	0.98%		0.96%	0.98%	0.95%	0.98%	*	0.95%
After expense waiver	0.73%	*#	0.78%#		0.77%#	0.77%#	0.77%#	0.86%	*#	0.94%#
Net investment income (loss) to average daily net assets	0.55%	*	2.30%		4.50%	4.11%	2.07%	0.34%	*	0.21%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.03	***	0.05 ***	0.04 ***	0.02 ***	0.00	***†	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.00†	)	(0.00†	)	-	-	-	0.00†		0.00†
Total income (loss) from investment operations	0.00†		0.03		0.05	0.04	0.02	0.00†		0.00†
Less distributions to shareholders:
From net investment income	(0.00†	)	(0.03)		(0.05)	(0.04)	(0.02)	(0.00†	)	(0.00†	)
From net realized gains	-		-		-	-	-	(0.00†	)	(0.00†	)
Tax return of capital	-		(0.00†	)	-	-	-	-		-
Total distributions	(0.00†	)	(0.03)		(0.05)	(0.04)	(0.02)	(0.00†	)	(0.00†	)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return ^	0.36%	**	2.57%		4.84%	4.35%	2.34%	0.47%	**	0.44%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$49,438		$112,777		$84,967	$81,734	$63,462	$61,345		$55,400
Ratio of expenses to average daily net assets:
Before expense waiver	0.75%	*	0.73%		0.71%	0.73%	0.70%	0.74%	*	0.70%
After expense waiver	0.57%	*#	0.55%#		0.52%#	0.52%#	0.52%#	0.63%	*#	N/A
Net investment income (loss) to average daily net assets	0.92%	*	2.47%		4.74%	4.32%	2.32%	0.56%	*	0.44%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.03	***	0.05 ***	0.04 ***	0.02 ***	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.00†	)	(0.00†	)	-	-	-	0.00†		0.00†
Total income (loss) from investment operations	0.00†		0.03		0.05	0.04	0.02	0.01		0.01
Less distributions to shareholders:
From net investment income	(0.00†	)	(0.03)		(0.05)	(0.04)	(0.02)	(0.01)		(0.01)
From net realized gains	-		-		-	-	-	(0.00†	)	(0.00†	)
Tax return of capital	-		(0.00†	)	-	-	-	-		-
Total distributions	(0.00†	)	(0.03)		(0.05)	(0.04)	(0.02)	(0.01)		(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return ^	0.34%	**	2.54%		4.81%	4.32%	2.31%	0.51%	**	0.59%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$217,956		$231,584		$213,690	$111,314	$76,384	$123,384		$90,362
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	*	0.58%		0.56%	0.58%	0.55%	0.59%	*	0.55%
After expense waiver	0.59%	*#	N/A##		0.55%#	0.55%#	N/A##	N/A		N/A
Net investment income (loss) to average daily net assets	0.70%	*	2.47%		4.71%	4.31%	2.20%	0.64%	*	0.59%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.03	***	0.05 ***	0.04 ***	0.02 ***	0.01	***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.00†	)	(0.00†	)	-	-	-	0.00†		0.00†
Total income (loss) from investment operations	0.00†		0.03		0.05	0.04	0.02	0.01		0.01
Less distributions to shareholders:
From net investment income	(0.00†	)	(0.03)		(0.05)	(0.04)	(0.02)	(0.01)		(0.01)
From net realized gains	-		-		-	-	-	(0.00†	)	(0.00†	)
Tax return of capital	-		(0.00†	)	-	-	-	-		-
Total distributions	(0.00†	)	(0.03)		(0.05)	(0.04)	(0.02)	(0.01)		(0.01)
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total Return ^	0.39%	**	2.64%		4.92%	4.42%	2.42%	0.59%	**	0.69%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$309,547		$323,136		$258,751	$249,221	$214,152	$255,835		$269,275
Ratio of expenses to average daily net assets:
Before expense waiver	0.50%	*	0.48%		0.46%	0.48%	0.45%	0.48%	*	0.45%
After expense waiver	N/A##		N/A##		0.45%#	0.45%#	N/A##	N/A		N/A
Net investment income (loss) to average daily net assets	0.79%	*	2.55%		4.81%	4.36%	2.36%	0.70%	*	0.70%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short–Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.65		$10.35	$10.23		$10.21		$10.52	$10.27		$10.34
Income (loss) from investment operations:
Net investment income (loss)	0.20	***	0.36 ***	0.44	***	0.39	***	0.32 ***	0.27	***	0.34 ***
Net realized and unrealized gain (loss) on investments	0.30		(0.53)	0.11		0.01		(0.23)	(0.02)		(0.01)
Total income (loss) from investment operations	0.50		(0.17)	0.55		0.40		0.09	0.25		0.33
Less distributions to shareholders:
From net investment income	(0.46)		(0.53)	(0.43)		(0.38)		(0.37)	-		(0.40)
From net realized gains	-		-	-		-		(0.03)	-		-
Total distributions	(0.46)		(0.53)	(0.43)		(0.38)		(0.40)	-		(0.40)
Net asset value, end of period	$9.69		$9.65	$10.35		$10.23		$10.21	$10.52		$10.27
Total Return ^	5.39%**	^^	-1.73% ^^	5.55%	^^	4.09%	^^	0.88% ^^	2.43%**	^^	3.22%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$60,984		$63,490	$64,506		$73,351		$64,617	$59,552		$43,144
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%	*	1.00%	1.00%		1.00%		0.99%	0.99%	*	0.99%
After expense waiver	0.94%	*#	0.93%#	0.92%#		0.92%#		0.92%#	0.95%	*#	N/A
Net investment income (loss) to average daily net assets	4.33%	*	3.59%	4.37%		3.91%		3.17%	3.14%	*	3.20%
Portfolio turnover rate	90%	**	140%	332%		156%		114%	78%	**	41%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.68		$10.38	$10.26	$10.23	$10.53	$10.27		$10.32
Income (loss) from investment operations:
Net investment income (loss)	0.22	***	0.39 ***	0.47 ***	0.42 ***	0.35 ***	0.29	***	0.36 ***
Net realized and unrealized gain (loss) on investments	0.29		(0.53)	0.10	0.02	(0.23)	(0.03)		0.01
Total income (loss) from investment operations	0.51		(0.14)	0.57	0.44	0.12	0.26		0.37
Less distributions to shareholders:
From net investment income	(0.48)		(0.56)	(0.45)	(0.41)	(0.39)	-		(0.42)
From net realized gains	-		-	-	-	(0.03)	-		-
Total distributions	(0.48)		(0.56)	(0.45)	(0.41)	(0.42)	-		(0.42)
Net asset value, end of period	$9.71		$9.68	$10.38	$10.26	$10.23	$10.53		$10.27
Total Return ^	5.40%	**	-1.35%	5.74%	4.41%	1.20%	2.53%	**	3.55%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$98,004		$123,378	$173,954	$174,021	$196,942	$196,397		$183,757
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%	*	0.75%	0.75%	0.75%	0.74%	0.74%	*	0.74%
After expense waiver	0.69%	*#	0.68%#	0.67%#	0.67%#	0.67%#	0.70%	*#	N/A
Net investment income (loss) to average daily net assets	4.68%	*	3.88%	4.60%	4.14%	3.44%	3.35%	*	3.46%
Portfolio turnover rate	90%	**	140%	332%	156%	114%	78%	**	41%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short–Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.74		$10.42	$10.30	$10.27	$10.58	$10.30		$10.37
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.40 ***	0.48 ***	0.43 ***	0.36 ***	0.30	***	0.38 ***
Net realized and unrealized gain (loss) on investments	0.29		(0.52)	0.10	0.02	(0.24)	(0.02)		(0.02)
Total income (loss) from investment operations	0.52		(0.12)	0.58	0.45	0.12	0.28		0.36
Less distributions to shareholders:
From net investment income	(0.50)		(0.56)	(0.46)	(0.42)	(0.40)	-		(0.43)
From net realized gains	-		-	-	-	(0.03)	-		-
Total distributions	(0.50)		(0.56)	(0.46)	(0.42)	(0.43)	-		(0.43)
Net asset value, end of period	$9.76		$9.74	$10.42	$10.30	$10.27	$10.58		$10.30
Total Return ^	5.50%	**	-1.29%	5.86%	4.48%	1.17%	2.72%	**	3.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$33,564		$34,550	$55,094	$80,419	$68,287	$49,563		$55,458
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	*	0.60%	0.60%	0.60%	0.59%	0.59%	*	0.59%
After expense waiver	N/A		N/A##	0.59%#	0.59%#	N/A##	N/A		N/A
Net investment income (loss) to average daily net assets	4.75%	*	3.95%	4.77%	4.24%	3.48%	3.45%	*	3.60%
Portfolio turnover rate	90%	**	140%	332%	156%	114%	78%	**	41%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.79		$10.49	$10.37	$10.34	$10.64	$10.36		$10.41
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.40 ***	0.49 ***	0.44 ***	0.37 ***	0.30	***	0.39 ***
Net realized and unrealized gain (loss) on investments	0.29		(0.53)	0.10	0.01	(0.24)	(0.02)		(0.01)
Total income (loss) from investment operations	0.52		(0.13)	0.59	0.45	0.13	0.28		0.38
Less distributions to shareholders:
From net investment income	(0.50)		(0.57)	(0.47)	(0.42)	(0.40)	-		(0.43)
From net realized gains	-		-	-	-	(0.03)	-		-
Total distributions	(0.50)		(0.57)	(0.47)	(0.42)	(0.43)	-		(0.43)
Net asset value, end of period	$9.81		$9.79	$10.49	$10.37	$10.34	$10.64		$10.36
Total Return ^	5.53%	**	-1.23%	5.88%	4.51%	1.33%	2.70%	**	3.68%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$110,982		$153,218	$196,525	$184,830	$157,275	$128,695		$127,246
Ratio of expenses to average daily net assets:
Before expense waiver	0.56%	*	0.55%	0.55%	0.55%	0.54%	0.54%	*	0.54%
After expense waiver	N/A		N/A##	0.54%#	0.54%#	N/A##	N/A		N/A
Net investment income (loss) to average daily net assets	4.80%	*	3.97%	4.75%	4.29%	3.54%	3.48%	*	3.67%
Portfolio turnover rate	90%	**	140%	332%	156%	114%	78%	**	41%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short–Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.58		$10.31	$10.20		$10.16		$10.47	$10.25		$10.30
Income (loss) from investment operations:
Net investment income (loss)	0.20	***	0.33 ***	0.39	***	0.36	***	0.24 ***	0.25	***	0.31	***
Net realized and unrealized gain (loss) on investments	0.28		(0.52)	0.12		0.03		(0.19)	(0.03)		(0.00†	)
Total income (loss) from investment operations	0.48		(0.19)	0.51		0.39		0.05	0.22		0.31
Less distributions to shareholders:
From net investment income	(0.42)		(0.54)	(0.40)		(0.35)		(0.33)	-		(0.36)
From net realized gains	-		-	-		-		(0.03)	-		-
Total distributions	(0.42)		(0.54)	(0.40)		(0.35)		(0.36)	-		(0.36)
Net asset value, end of period	$9.64		$9.58	$10.31		$10.20		$10.16	$10.47		$10.25
Total Return ^	5.21%	**^^	-2.02% ^^	5.25%	^^	3.74%	^^	0.62% ^^	2.15%	**^^	2.98%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,433		$3,426	$4,006		$103		$103	$106		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.31%	*	1.30%	1.30%		1.30%		1.29%	1.29%	*	1.29%
After expense waiver	1.24%	*#	1.23%#	1.22%#		1.22%#		1.22%#	1.25%	*#	N/A
Net investment income (loss) to average daily net assets	4.15%	*	3.28%	3.80%		3.61%		2.39%	2.92%	*	2.92%
Portfolio turnover rate	90%	**	140%	332%		156%		114%	78%	**	41%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation–Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$9.38		$10.39	$10.19		$10.51	$10.60	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.26	)***	0.57 ***	0.25	***	0.45 ***	0.69 ***	0.36	***	-
Net realized and unrealized gain (loss) on investments	1.09		(1.04)	0.28		(0.24)	(0.48)	0.24		-
Total income (loss) from investment operations	0.83		(0.47)	0.53		0.21	0.21	0.60		-
Less distributions to shareholders:
From net investment income	(0.73)		(0.54)	(0.33)		(0.52)	(0.29)	-		-
From net realized gains	-		-	-		(0.01)	(0.01)	-		-
Total distributions	(0.73)		(0.54)	(0.33)		(0.53)	(0.30)	-		-
Net asset value, end of period	$9.48		$9.38	$10.39		$10.19	$10.51	$10.60		$10.00
Total Return ^	8.93%**	^^	-5.00% ^^	5.44%	^^	2.07% ^^	1.95% ^^	6.00%**	^^	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$35,118		$34,282	$29,868		$20,591	$15,983	$4,447		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	1.04%	1.04%		1.04%	1.04%	1.11%	*	-‡
After expense waiver	0.96%	*#	0.94%#	1.00%#		N/A	N/A	1.08%	*#	N/A
Net investment income (loss) to average daily net assets	-5.51%	*	5.46%	2.52%		4.50%	6.52%	4.11%	*	-‡
Portfolio turnover rate	2%	**	17%	17%		4%	7%	4%	**	-‡

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$9.47		$10.49	$10.28	$10.59	$10.66	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.27	)***	0.59 ***	0.45 ***	0.46 ***	0.46 ***	0.33	***	-
Net realized and unrealized gain (loss) on investments	1.12		(1.06)	0.11	(0.23)	(0.23)	0.33		-
Total income (loss) from investment operations	0.85		(0.47)	0.56	0.23	0.23	0.66		-
Less distributions to shareholders:
From net investment income	(0.73)		(0.55)	(0.35)	(0.53)	(0.29)	-		-
From net realized gains	-		-	-	(0.01)	(0.01)	-		-
Total distributions	(0.73)		(0.55)	(0.35)	(0.54)	(0.30)	-		-
Net asset value, end of period	$9.59		$9.47	$10.49	$10.28	$10.59	$10.66		$10.00
Total Return ^	9.12%	**	-4.92%	5.68%	2.29%	2.22%	6.60%	**	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$33,263		$36,903	$63,394	$5,232	$4,977	$2,095		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.79%	0.79%	0.79%	0.79%	0.86%	*	-‡
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.83%	*#	N/A
Net investment income (loss) to average daily net assets	-5.76%	*	5.56%	4.50%	4.52%	4.32%	3.82%	*	-‡
Portfolio turnover rate	2%	**	17%	17%	4%	7%	4%	**	-‡
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ The Fund commenced operations on December 31, 2003.
++ For the period January 1, 2004 through October 31, 2004.
‡ Amount is de minimis due to the short period of operations.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation–Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$9.50		$10.52	$10.31	$10.61	$10.67	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.27	)***	0.61 ***	0.30 ***	0.49 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	1.13		(1.06)	0.28	(0.23)	(0.31)	0.33		-
Total income (loss) from investment operations	0.86		(0.45)	0.58	0.26	0.25	0.67		-
Less distributions to shareholders:
From net investment income	(0.76)		(0.57)	(0.37)	(0.55)	(0.30)	-		-
From net realized gains	-		(0.00)	-	(0.01)	(0.01)	-		-
Total distributions	(0.76)		(0.57)	(0.37)	(0.56)	(0.31)	-		-
Net asset value, end of period	$9.60		$9.50	$10.52	$10.31	$10.61	$10.67		$10.00
Total Return ^	9.13%	**	-4.77%	5.85%	2.53%	2.32%	6.70%	**	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$63,727		$71,147	$71,072	$85,267	$79,985	$66,938		$1
Ratio of expenses to average daily net assets:
Before expense waiver	0.66%	*	0.64%	0.64%	0.64%	0.64%	0.71%	*	-‡
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.68%	*#	N/A
Net investment income (loss) to average daily net assets	-5.69%	*	5.76%	3.01%	4.81%	5.27%	3.92%	*	-‡
Portfolio turnover rate	2%	**	17%	17%	4%	7%	4%	**	-‡

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$9.51		$10.53	$10.33	$10.63	$10.68	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.25	)***	0.62 ***	0.32 ***	0.50 ***	0.56 ***	0.34	***	-
Net realized and unrealized gain (loss) on investments	1.13		(1.06)	0.26	(0.23)	(0.30)	0.34		-
Total income (loss) from investment operations	0.88		(0.44)	0.58	0.27	0.26	0.68		-
Less distributions to shareholders:
From net investment income	(0.77)		(0.58)	(0.38)	(0.56)	(0.30)	-		-
From net realized gains	-		-	-	(0.01)	(0.01)	-		-
Total distributions	(0.77)		(0.58)	(0.38)	(0.57)	(0.31)	-		-
Net asset value, end of period	$9.62		$9.51	$10.53	$10.33	$10.63	$10.68		$10.00
Total Return ^	9.21%	**	-4.58%	5.86%	2.63%	2.49%	6.80%	**	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$80,068		$111,763	$196,517	$197,648	$141,438	$84,021		$10,521
Ratio of expenses to average daily net assets:
Before expense waiver	0.56%	*	0.54%	0.54%	0.54%	0.54%	0.61%	*	-‡
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.58%	*#	N/A
Net investment income (loss) to average daily net assets	-5.26%	*	5.85%	3.18%	4.95%	5.24%	3.90%	*	-‡
Portfolio turnover rate	2%	**	17%	17%	4%	7%	4%	**	-‡
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ The Fund commenced operations on December 31, 2003.
++ For the period January 1, 2004 through October 31, 2004.
‡ Amount is de minimis due to the short period of operations.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation–Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Period Ended 12/31/03+
Net asset value, beginning of period	$9.43		$10.44	$10.25		$10.55	$10.61	$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.28	)***	0.54 ***	0.22	***	0.41 ***	0.48 ***	0.22	***	-
Net realized and unrealized gain (loss) on investments	1.11		(1.05)	0.29		(0.23)	(0.31)	0.39		-
Total income (loss) from investment operations	0.83		(0.51)	0.51		0.18	0.17	0.61		0.00
Less distributions to shareholders:
From net investment income	(0.69)		(0.50)	(0.32)		(0.47)	(0.22)	-		-
From net realized gains	-		0.00	-		(0.01)	(0.01)	-		-
Total distributions	(0.69)		(0.50)	(0.32)		(0.48)	(0.23)	-		-
Net asset value, end of period	$9.57		$9.43	$10.44		$10.25	$10.55	$10.61		$10.00
Total Return ^	8.88%	**^^	-5.32% ^^	5.17%	^^	1.77% ^^	1.60% ^^	6.10%	**^^	-‡
Ratios / Supplemental Data:
Net assets, end of period (000's)	$231		$185	$234		$212	$113	$107		$1
Ratio of expenses to average daily net assets:
Before expense waiver	1.36%	*	1.34%	1.34%		1.35%	1.34%	1.41%	*	-‡
After expense waiver	1.26%	*#	1.24%#	1.30%#		N/A	N/A	1.38%	*#	N/A
Net investment income (loss) to average daily net assets	-5.82%	*	5.13%	2.24%		4.00%	4.49%	2.62%	*	-‡
Portfolio turnover rate	2%	**	17%	17%		4%	7%	4%	**	-‡
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ The Fund commenced operations on December 31, 2003.
++ For the period January 1, 2004 through October 31, 2004.
‡ Amount is de minimis due to the short period of operations.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.99		$10.97	$10.87		$10.88		$10.88	$10.93		$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.23	***	0.43 ***	0.47	***	0.44	***	0.39 ***	0.31	***	0.36 ***
Net realized and unrealized gain (loss) on investments	0.50		(0.83)	0.08		0.02		(0.32)	0.10		0.17
Total income (loss) from investment operations	0.73		(0.40)	0.55		0.46		0.07	0.41		0.53
Less distributions to shareholders:
From net investment income	(0.55)		(0.58)	(0.45)		(0.47)		(0.07)	(0.36)		(0.63)
From net realized gains	(0.09)		-	-		-		-	(0.10)		(0.15)
Total distributions	(0.64)		(0.58)	(0.45)		(0.47)		(0.07)	(0.46)		(0.78)
Net asset value, end of period	$10.08		$9.99	$10.97		$10.87		$10.88	$10.88		$10.93
Total Return ^	7.57%**	^^	-3.90% ^^	5.23%	^^	4.31%	^^	0.64% ^^	3.74%**	^^	4.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$164,725		$164,141	$183,196		$217,383		$239,708	$227,160		$204,591
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%	*	1.04%	1.04%		1.04%		1.03%	1.05%	*	1.04%
After expense waiver	0.97%	*#	0.96%#	0.96%#		0.96%#		0.95%#	1.00%	*#	N/A
Net investment income (loss) to average daily net assets	4.57%	*	4.06%	4.39%		4.13%		3.62%	3.40%	*	3.17%
Portfolio turnover rate	132%	**	263%	394%		197%		219%	178%	**	146%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.06		$11.04	$10.94	$10.95	$10.94	$10.98		$11.22
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.47 ***	0.50 ***	0.47 ***	0.42 ***	0.33	***	0.39 ***
Net realized and unrealized gain (loss) on investments	0.51		(0.84)	0.08	0.01	(0.33)	0.11		0.18
Total income (loss) from investment operations	0.75		(0.37)	0.58	0.48	0.09	0.44		0.57
Less distributions to shareholders:
From net investment income	(0.58)		(0.61)	(0.48)	(0.49)	(0.08)	(0.38)		(0.66)
From net realized gains	(0.09)		-	-	-	-	(0.10)		(0.15)
Total distributions	(0.67)		(0.61)	(0.48)	(0.49)	(0.08)	(0.48)		(0.81)
Net asset value, end of period	$10.14		$10.06	$11.04	$10.94	$10.95	$10.94		$10.98
Total Return ^	7.68%	**	-3.63%	5.49%	4.55%	0.79%	4.02%	**	5.09%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$187,486		$249,701	$368,954	$425,017	$385,684	$405,695		$348,158
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%	*	0.79%	0.79%	0.79%	0.79%	0.80%	*	0.79%
After expense waiver	0.72%	*#	0.71%#	0.71%#	0.71%#	0.71%#	0.75%	*#	N/A
Net investment income (loss) to average daily net assets	4.85%	*	4.34%	4.64%	4.37%	3.86%	3.62%	*	3.42%
Portfolio turnover rate	132%	**	263%	394%	197%	219%	178%	**	146%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.12		$11.08	$10.98	$10.99	$10.97	$11.01		$11.25
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.48 ***	0.51 ***	0.48 ***	0.43 ***	0.34	***	0.41 ***
Net realized and unrealized gain (loss) on investments	0.49		(0.83)	0.08	0.01	(0.33)	0.11		0.17
Total income (loss) from investment operations	0.74		(0.35)	0.59	0.49	0.10	0.45		0.58
Less distributions to shareholders:
From net investment income	(0.58)		(0.61)	(0.49)	(0.50)	(0.08)	(0.39)		(0.67)
From net realized gains	(0.09)		-	-	-	-	(0.10)		(0.15)
Total distributions	(0.67)		(0.61)	(0.49)	(0.50)	(0.08)	(0.49)		(0.82)
Net asset value, end of period	$10.19		$10.12	$11.08	$10.98	$10.99	$10.97		$11.01
Total Return ^	7.63%	**	-3.36%	5.56%	4.60%	0.90%	4.11%	**	5.23%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$116,491		$160,857	$202,008	$212,477	$214,159	$200,216		$153,913
Ratio of expenses to average daily net assets:
Before expense waiver	0.65%	*	0.64%	0.64%	0.64%	0.64%	0.65%	*	0.64%
After expense waiver	N/A		N/A##	N/A##	N/A##	N/A##	N/A		N/A
Net investment income (loss) to average daily net assets	4.93%	*	4.41%	4.71%	4.44%	3.93%	3.71%	*	3.58%
Portfolio turnover rate	132%	**	263%	394%	197%	219%	178%	**	146%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.16		$11.14	$11.04	$11.04	$11.02	$11.06		$11.29
Income (loss) from investment operations:
Net investment income (loss)	0.25	***	0.48 ***	0.52 ***	0.48 ***	0.44 ***	0.35	***	0.42 ***
Net realized and unrealized gain (loss) on investments	0.50		(0.84)	0.07	0.03	(0.34)	0.10		0.18
Total income (loss) from investment operations	0.75		(0.36)	0.59	0.51	0.10	0.45		0.60
Less distributions to shareholders:
From net investment income	(0.59)		(0.62)	(0.49)	(0.51)	(0.08)	(0.39)		(0.68)
From net realized gains	(0.09)		-	-	-	-	(0.10)		(0.15)
Total distributions	(0.68)		(0.62)	(0.49)	(0.51)	(0.08)	(0.49)		(0.83)
Net asset value, end of period	$10.23		$10.16	$11.14	$11.04	$11.04	$11.02		$11.06
Total Return ^	7.69%	**	-3.48%	5.57%	4.64%	1.00%	4.11%	**	5.32%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$579,911		$628,314	$779,239	$861,000	$828,275	$780,442		$814,837
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	*	0.59%	0.59%	0.59%	0.59%	0.60%	*	0.59%
After expense waiver	N/A		N/A##	N/A##	N/A##	N/A##	N/A		N/A
Net investment income (loss) to average daily net assets	4.96%	*	4.43%	4.77%	4.49%	3.98%	3.75%	*	3.62%
Portfolio turnover rate	132%	**	263%	394%	197%	219%	178%	**	146%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.95		$10.92	$10.73		$10.76		$10.79	$10.84		$11.15
Income (loss) from investment operations:
Net investment income (loss)	0.21	***	0.43 ***	0.42	***	0.40	***	0.36 ***	0.29	***	0.34 ***
Net realized and unrealized gain (loss) on investments	0.51		(0.83)	0.09		0.00†		(0.33)	0.08		0.16
Total income (loss) from investment operations	0.72		(0.40)	0.51		0.40		0.03	0.37		0.50
Less distributions to shareholders:
From net investment income	(0.33)		(0.57)	(0.32)		(0.43)		(0.06)	(0.32)		(0.66)
From net realized gains	(0.09)		-	-		-		-	(0.10)		(0.15)
Total distributions	(0.42)		(0.57)	(0.32)		(0.43)		(0.06)	(0.42)		(0.81)
Net asset value, end of period	$10.25		$9.95	$10.92		$10.73		$10.76	$10.79		$10.84
Total Return ^	7.38%	**^^	-3.86% ^^	4.91%	^^	3.86%	^^	0.30% ^^	3.45%	**^^	4.51% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$609		$344	$4,244		$377		$1,367	$1,107		$1,215
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	*	1.37%	1.36%		1.36%		1.36%	1.34%	*	1.36%
After expense waiver	1.29%	*#	1.28%#	1.28%#		1.28%#		1.28%#	1.30%	*#	N/A
Net investment income (loss) to average daily net assets	4.29%	*	4.04%	3.89%		3.77%		3.30%	3.13%	*	2.94%
Portfolio turnover rate	132%	**	263%	394%		197%		219%	178%	**	146%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.72		$10.97	$10.85		$10.75		$11.07	$10.63		$10.04
Income (loss) from investment operations:
Net investment income (loss)	0.20	***	0.45 ***	0.48	***	0.44	***	0.39 ***	0.33	***	0.44 ***
Net realized and unrealized gain (loss) on investments	0.42		(1.09)	0.09		0.05		(0.30)	0.11		0.36
Total income (loss) from investment operations	0.62		(0.64)	0.57		0.49		0.09	0.44		0.80
Less distributions to shareholders:
From net investment income	(0.59)		(0.57)	(0.45)		(0.39)		(0.36)	-		(0.18)
From net realized gains	(0.02)		(0.04)	-		-		(0.05)	-		(0.03)
Total distributions	(0.61)		(0.61)	(0.45)		(0.39)		(0.41)	-		(0.21)
Net asset value, end of period	$9.73		$9.72	$10.97		$10.85		$10.75	$11.07		$10.63
Total Return ^	6.64%**	^^	-6.16% ^^	5.40%	^^	4.72%	^^	0.83% ^^	4.14%**	^^	7.95%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$38,354		$36,268	$44,028		$33,904		$38,218	$26,001		$12,221
Ratio of expenses to average daily net assets:
Before expense waiver	1.17%	*	1.16%	1.16%		1.15%		1.15%	1.11%	*	1.14%
After expense waiver	1.02%	*#	1.00%#	0.99%#		0.99%#		0.99%#	1.01%	*#	N/A
Net investment income (loss) to average daily net assets	4.16%	*	4.27%	4.52%		4.13%		3.61%	3.70%	*	4.17%
Portfolio turnover rate	131%	**	282%	427%		208%		137%	84%	**	105%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.67		$10.91	$10.80	$10.71	$11.02	$10.56		$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.47 ***	0.50 ***	0.48 ***	0.41 ***	0.35	***	0.43 ***
Net realized and unrealized gain (loss) on investments	0.40		(1.08)	0.08	0.03	(0.29)	0.11		0.35
Total income (loss) from investment operations	0.64		(0.61)	0.58	0.51	0.12	0.46		0.78
Less distributions to shareholders:
From net investment income	(0.62)		(0.59)	(0.47)	(0.42)	(0.38)	-		(0.29)
From net realized gains	(0.02)		(0.04)	-	-	(0.05)	-		(0.03)
Total distributions	(0.64)		(0.63)	(0.47)	(0.42)	(0.43)	-		(0.32)
Net asset value, end of period	$9.67		$9.67	$10.91	$10.80	$10.71	$11.02		$10.56
Total Return ^	6.83%	**	-5.94%	5.60%	4.91%	1.13%	4.36%	**	8.36%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$121,296		$130,078	$191,936	$237,088	$138,848	$117,093		$64,281
Ratio of expenses to average daily net assets:
Before expense waiver	0.93%	*	0.92%	0.92%	0.91%	0.91%	0.86%	*	0.90%
After expense waiver	0.78%	*#	0.76%#	0.75%#	0.75%#	0.75%#	0.76%	*#	N/A
Net investment income (loss) to average daily net assets	5.02%	*	4.53%	4.73%	4.54%	3.84%	3.93%	*	3.99%
Portfolio turnover rate	131%	**	282%	427%	208%	137%	84%	**	105%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.72		$10.97	$10.85	$10.76	$11.07	$10.61		$10.07
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.48 ***	0.48 ***	0.46 ***	0.43 ***	0.36	***	0.47 ***
Net realized and unrealized gain (loss) on investments	0.39		(1.10)	0.11	0.05	(0.31)	0.10		0.39
Total income (loss) from investment operations	0.63		(0.62)	0.59	0.51	0.12	0.46		0.86
Less distributions to shareholders:
From net investment income	(0.62)		(0.59)	(0.47)	(0.42)	(0.38)	-		(0.29)
From net realized gains	(0.02)		(0.04)	-	-	(0.05)	-		(0.03)
Total distributions	(0.64)		(0.63)	(0.47)	(0.42)	(0.43)	-		(0.32)
Net asset value, end of period	$9.71		$9.72	$10.97	$10.85	$10.76	$11.07		$10.61
Total Return ^	6.75%	**	-5.97%	5.68%	4.91%	1.15%	4.34%	**	8.41%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$28,353		$26,651	$51,537	$11,218	$10,329	$7,221		$6,975
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	*	0.76%	0.76%	0.75%	0.75%	0.71%	*	0.74%
After expense waiver	N/A		0.75%#	0.74%#	0.74%#	0.74%#	N/A		N/A
Net investment income (loss) to average daily net assets	5.04%	*	4.54%	4.48%	4.34%	4.00%	3.96%	*	4.44%
Portfolio turnover rate	131%	**	282%	427%	208%	137%	84%	**	105%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.69		$11.01	$10.89	$10.79	$11.10	$10.64		$10.10
Income (loss) from investment operations:
Net investment income (loss)	0.24	***	0.48 ***	0.51 ***	0.47 ***	0.44 ***	0.36	***	0.48 ***
Net realized and unrealized gain (loss) on investments	0.40		(1.17)	0.09	0.06	(0.31)	0.10		0.38
Total income (loss) from investment operations	0.64		(0.69)	0.60	0.53	0.13	0.46		0.86
Less distributions to shareholders:
From net investment income	(0.62)		(0.59)	(0.48)	(0.43)	(0.39)	-		(0.29)
From net realized gains	(0.02)		(0.04)	-	-	(0.05)	-		(0.03)
Total distributions	(0.64)		(0.63)	(0.48)	(0.43)	(0.44)	-		(0.32)
Net asset value, end of period	$9.69		$9.69	$11.01	$10.89	$10.79	$11.10		$10.64
Total Return ^	6.75%	**	-6.51%	5.69%	5.06%	1.10%	4.42%	**	8.48%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$84,271		$146,819	$213,606	$210,289	$157,993	$104,200		$74,735
Ratio of expenses to average daily net assets:
Before expense waiver	0.72%	*	0.71%	0.71%	0.70%	0.70%	0.66%	*	0.69%
After expense waiver	N/A		0.70%#	0.69%#	0.69%#	0.69%#	N/A		N/A
Net investment income (loss) to average daily net assets	5.03%	*	4.56%	4.80%	4.40%	4.06%	4.02%	*	4.57%
Portfolio turnover rate	131%	**	282%	427%	208%	137%	84%	**	105%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.60		$10.84	$10.73		$10.65		$10.96	$10.55		$10.02
Income (loss) from investment operations:
Net investment income (loss)	0.21	***	0.41 ***	0.44	***	0.41	***	0.36 ***	0.30	***	0.40 ***
Net realized and unrealized gain (loss) on investments	0.39		(1.06)	0.08		0.04		(0.30)	0.11		0.37
Total income (loss) from investment operations	0.60		(0.66)	0.52		0.45		0.06	0.41		0.77
Less distributions to shareholders:
From net investment income	(0.56)		(0.54)	(0.41)		(0.37)		(0.32)	-		(0.21)
From net realized gains	(0.02)		(0.04)	-		-		(0.05)	-		(0.03)
Total distributions	(0.58)		(0.58)	(0.41)		(0.37)		(0.37)	-		(0.24)
Net asset value, end of period	$9.62		$9.60	$10.84		$10.73		$10.65	$10.96		$10.55
Total Return ^	6.48%	**^^	-6.44% ^^	5.04%	^^	4.35%	^^	0.56% ^^	3.89%	**^^	7.65% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,465		$1,491	$1,608		$1,238		$1,245	$128		$111
Ratio of expenses to average daily net assets:
Before expense waiver	1.47%	*	1.46%	1.46%		1.45%		1.45%	1.41%	*	1.44%
After expense waiver	1.32%	*#	1.30%#	1.29%#		1.29%#		1.29%#	1.32%	*#	N/A
Net investment income (loss) to average daily net assets	4.41%	*	3.98%	4.19%		3.95%		3.33%	3.34%	*	3.86%
Portfolio turnover rate	131%	**	282%	427%		208%		137%	84%	**	105%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$8.34		$10.91	$10.22		$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.50 ***	0.46	***	0.46	***	0.28	***
Net realized and unrealized gain (loss) on investments	(0.14)		(2.41)	0.59		0.14		(0.25)
Total income (loss) from investment operations	(0.03)		(1.91)	1.05		0.60		0.03
Less distributions to shareholders:
From net investment income	(0.23)		(0.56)	(0.36)		(0.41)		-
From net realized gains	-		(0.10)	-		-		-
Total distributions	(0.23)		(0.66)	(0.36)		(0.41)		-
Net asset value, end of period	$8.08		$8.34	$10.91		$10.22		$10.03
Total Return ^	-0.57%**	^^	-18.41% ^^	10.43%	^^	6.15%	^^	0.30%**	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$29,825		$32,062	$33,247		$14,973		$4,896
Ratio of expenses to average daily net assets:
Before expense waiver	1.28%	*	1.22%	1.23%		1.26%		1.25%	*
After expense waiver	1.16%	*#	1.16%#	1.16%#		1.16%#		1.16%	*#
Net investment income (loss) to average daily net assets	2.91%	*	4.83%	4.36%		4.63%		3.30%	*
Portfolio turnover rate	88%	**	125%	131%		159%		159%	**

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$8.44		$11.01	$10.29	$10.05	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.28	***	0.55 ***	0.48 ***	0.52 ***	0.35	***
Net realized and unrealized gain (loss) on investments	(0.31)		(2.45)	0.60	0.11	(0.30)
Total income (loss) from investment operations	(0.03)		(1.90)	1.08	0.63	0.05
Less distributions to shareholders:
From net investment income	(0.25)		(0.57)	(0.36)	(0.39)	-
From net realized gains	-		(0.10)	-	-	-
Total distributions	(0.25)		(0.67)	(0.36)	(0.39)	-
Net asset value, end of period	$8.16		$8.44	$11.01	$10.29	$10.05
Total Return ^	-0.29%	**	-18.28%	10.84%	6.46%	0.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$187,500		$228,305	$302,119	$211,542	$241,273
Ratio of expenses to average daily net assets:
Before expense waiver	1.03%	*	0.97%	0.98%	1.00%	0.98%	*
After expense waiver	0.89%	*#	0.89%#	0.89%#	0.89%#	0.89%	*#
Net investment income (loss) to average daily net assets	7.23%	*	5.28%	4.60%	5.20%	4.22%	*
Portfolio turnover rate	88%	**	125%	131%	159%	159%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$8.45		$11.03	$10.30	$10.06	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29	***	0.66 ***	0.51 ***	0.55 ***	0.36	***
Net realized and unrealized gain (loss) on investments	(0.31)		(2.55)	0.59	0.10	(0.30)
Total income (loss) from investment operations	(0.02)		(1.89)	1.10	0.65	0.06
Less distributions to shareholders:
From net investment income	(0.27)		(0.59)	(0.37)	(0.41)	-
From net realized gains	-		(0.10)	-	-	-
Total distributions	(0.27)		(0.69)	(0.37)	(0.41)	-
Net asset value, end of period	$8.16		$8.45	$11.03	$10.30	$10.06
Total Return ^	-0.30%	**	-18.09%	10.84%	6.68%	0.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$11,128		$11,847	$12,620	$6,360	$11,473
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%	*	0.82%	0.83%	0.85%	0.85%	*
After expense waiver	0.76%	*#	0.76%#	0.76%#	0.76%#	0.76%	*#
Net investment income (loss) to average daily net assets	7.43%	*	6.29%	4.80%	5.49%	4.26%	*
Portfolio turnover rate	88%	**	125%	131%	159%	159%	**

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$8.45		$11.02	$10.31	$10.07	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.29	***	0.57 ***	0.50 ***	0.47 ***	0.36	***
Net realized and unrealized gain (loss) on investments	(0.31)		(2.45)	0.61	0.18	(0.29)
Total income (loss) from investment operations	(0.02)		(1.88)	1.11	0.65	0.07
Less distributions to shareholders:
From net investment income	(0.27)		(0.59)	(0.40)	(0.41)	-
From net realized gains	-		(0.10)	-	-	-
Total distributions	(0.27)		(0.69)	(0.40)	(0.41)	-
Net asset value, end of period	$8.16		$8.45	$11.02	$10.31	$10.07
Total Return ^	-0.27%	**	-18.04%	10.96%	6.67%	0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$31,177		$28,575	$65,578	$752	$101
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	*	0.77%	0.78%	0.82%	0.77%	*
After expense waiver	0.71%	*#	0.71%#	0.71%#	0.71%#	0.71%	*#
Net investment income (loss) to average daily net assets	7.36%	*	5.44%	4.78%	4.64%	4.33%	*
Portfolio turnover rate	88%	**	125%	131%	159%	159%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$8.39		$10.95	$10.26		$10.01		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.58 ***	0.43	***	0.41	***	0.31	***
Net realized and unrealized gain (loss) on investments	(0.16)		(2.52)	0.61		0.18		(0.30)
Total income (loss) from investment operations	(0.05)		(1.94)	1.04		0.59		0.01
Less distributions to shareholders:
From net investment income	(0.21)		(0.52)	(0.35)		(0.34)		-
From net realized gains	-		(0.10)	-		-		-
Total distributions	(0.21)		(0.62)	(0.35)		(0.34)		-
Net asset value, end of period	$8.13		$8.39	$10.95		$10.26		$10.01
Total Return ^	-0.66%	**^^	-18.63% ^^	10.26%	^^	6.01%	^^	0.10%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$703		$724	$589		$479		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.58%	*	1.52%	1.53%		1.56%		1.52%	*
After expense waiver	1.38%	*#	1.38%#	1.38%#		1.38%#		1.38%	*#
Net investment income (loss) to average daily net assets	2.69%	*	5.58%	4.10%		4.07%		3.67%	*
Portfolio turnover rate	88%	**	125%	131%		159%		159%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.89		$10.89	$10.85	$10.64	$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.32	***	0.73 ***	0.80 ***	0.76 ***	0.74 ***
Net realized and unrealized gain (loss) on investments	0.18		(2.92)	(0.11)	0.21	(0.37)
Total income (loss) from investment operations	0.50		(2.19)	0.69	0.97	0.37
Less distributions to shareholders:
From net investment income	(0.92)		(0.78)	(0.63)	(0.71)	(0.12)
From net realized gains	-		(0.03)	(0.02)	(0.05)	-
Total distributions	(0.92)		(0.81)	(0.65)	(0.76)	(0.12)
Net asset value, end of period	$7.47		$7.89	$10.89	$10.85	$10.64
Total Return ^	7.79%**	^^	-21.44% ^^	6.53% ^^	9.64% ^^	3.56% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$26,440		$23,752	$32,164	$15,895	$5,660
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	*	1.14%	1.14%	1.15%	1.16%
After expense waiver	N/A		N/A	N/A	N/A##	1.15%#
Net investment income (loss) to average daily net assets	8.82%	*	7.69%	7.42%	7.24%	6.98%
Portfolio turnover rate	51%	**	87%	93%	61%	59%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.93		$10.94	$10.89	$10.67	$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.33	***	0.76 ***	0.83 ***	0.79 ***	0.76 ***
Net realized and unrealized gain (loss) on investments	0.17		(2.94)	(0.10)	0.20	(0.36)
Total income (loss) from investment operations	0.50		(2.18)	0.73	0.99	0.40
Less distributions to shareholders:
From net investment income	(0.93)		(0.80)	(0.66)	(0.72)	(0.12)
From net realized gains	-		(0.03)	(0.02)	(0.05)	-
Total distributions	(0.93)		(0.83)	(0.68)	(0.77)	(0.12)
Net asset value, end of period	$7.50		$7.93	$10.94	$10.89	$10.67
Total Return ^	7.90%	**	-21.19%	6.73%	9.97%	3.78%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,430		$2,990	$5,135	$2,515	$369
Ratio of expenses to average daily net assets:
Before expense waiver	0.91%	*	0.89%	0.88%	0.90%	0.91%
After expense waiver	N/A		N/A	N/A	N/A##	0.90%#
Net investment income (loss) to average daily net assets	9.06%	*	7.93%	7.67%	7.53%	7.18%
Portfolio turnover rate	51%	**	87%	93%	61%	59%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Year Ended 10/31/04
Net asset value, beginning of period	$7.97		$10.99	$10.93	$10.67	$10.39	$10.05
Income (loss) from investment operations:
Net investment income (loss)	0.33	***	0.78 ***	0.85 ***	0.80 ***	0.77 ***	0.84
Net realized and unrealized gain (loss) on investments	0.18		(2.96)	(0.11)	0.22	(0.37)	0.35
Total income (loss) from investment operations	0.51		(2.18)	0.74	1.02	0.40	1.19
Less distributions to shareholders:
From net investment income	(0.94)		(0.81)	(0.66)	(0.71)	(0.12)	(0.85)
From net realized gains	-		(0.03)	(0.02)	(0.05)	-	-
Total distributions	(0.94)		(0.84)	(0.68)	(0.76)	(0.12)	(0.85)
Net asset value, end of period	$7.54		$7.97	$10.99	$10.93	$10.67	$10.39
Total Return	7.97%	**^	-21.10% ^	6.85% ^	10.15% ^	3.92% ^	12.32%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$49,623		$77,447	$105,706	$79,691	$64,235	$78,901
Ratio of expenses to average daily net assets:
Before expense waiver	0.76%	*	0.74%	0.73%	0.75%	0.75%	0.78%
After expense waiver	N/A		N/A	N/A	N/A##	N/A##	0.75%#
Net investment income (loss) to average daily net assets	9.13%	*	8.10%	7.80%	7.59%	7.29%	8.30%
Portfolio turnover rate	51%	**	87%	93%	61%	59%	70%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.97		$10.98	$10.92	$10.67	$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.33	***	0.78 ***	0.85 ***	0.80 ***	0.78 ***
Net realized and unrealized gain (loss) on investments	0.18		(2.94)	(0.11)	0.22	(0.37)
Total income (loss) from investment operations	0.51		(2.16)	0.74	1.02	0.41
Less distributions to shareholders:
From net investment income	(0.96)		(0.82)	(0.66)	(0.72)	(0.13)
From net realized gains	-		(0.03)	(0.02)	(0.05)	-
Total distributions	(0.96)		(0.85)	(0.68)	(0.77)	(0.13)
Net asset value, end of period	$7.52		$7.97	$10.98	$10.92	$10.67
Total Return ^	8.02%	**	-21.03%	6.98%	10.17%	3.96%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$60,357		$45,375	$53,406	$32,625	$24,644
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.69%	0.68%	0.70%	0.70%
After expense waiver	N/A		N/A	N/A	N/A##	N/A##
Net investment income (loss) to average daily net assets	9.26%	*	8.14%	7.86%	7.65%	7.37%
Portfolio turnover rate	51%	**	87%	93%	61%	59%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$7.88		$10.88	$10.87	$10.62	$10.39
Income (loss) from investment operations:
Net investment income (loss)	0.31	***	0.73 ***	0.77 ***	0.75 ***	0.70 ***
Net realized and unrealized gain (loss) on investments	0.19		(2.95)	(0.11)	0.18	(0.36)
Total income (loss) from investment operations	0.50		(2.22)	0.66	0.93	0.34
Less distributions to shareholders:
From net investment income	(0.83)		(0.75)	(0.63)	(0.63)	(0.11)
From net realized gains	-		(0.03)	(0.02)	(0.05)	-
Total distributions	(0.83)		(0.78)	(0.65)	(0.68)	(0.11)
Net asset value, end of period	$7.55		$7.88	$10.88	$10.87	$10.62
Total Return ^	7.75%	**^^	-21.67% ^^	6.08% ^^	9.29% ^^	3.25% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$590		$525	$1,949	$1,963	$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.46%	*	1.44%	1.43%	1.45%	1.45%
After expense waiver	N/A		N/A	N/A	N/A##	N/A##
Net investment income (loss) to average daily net assets	8.51%	*	7.50%	7.11%	7.10%	6.60%
Portfolio turnover rate	51%	**	87%	93%	61%	59%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A				Class L				Class Y
	Six Months Ended 04/30/09 (Unaudited)		Period Ended 10/31/08+		Six Months Ended 04/30/09 (Unaudited)		Period Ended 10/31/08+		Six Months Ended 04/30/09 (Unaudited)		Period Ended 10/31/08+
Net asset value, beginning of period	$9.70		$10.00		$9.72		$10.00		$9.73		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.27	***	0.15	***	0.30	***	0.16	***	0.31	***
Net realized and unrealized gain (loss) on investments	0.38		(0.57)		0.39		(0.58)		0.39		(0.58)
Total income (loss) from investment operations	0.52		(0.30)		0.54		(0.28)		0.55		(0.27)
Less distributions to shareholders:
From net investment income	(1.20)		-		(1.22)		-		(1.24)		-
Total distributions	(1.20)		-		(1.22)		-		(1.24)		-
Net asset value, end of period	$9.02		$9.70		$9.04		$9.72		$9.04		$9.73
Total Return ^	4.60%**	^^	-3.00%**	^^	4.80%	**	-2.80%	**	4.84%	**	-2.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$184		$200		$102		$97		$102		$97
Ratio of expenses to average daily net assets:
Before expense waiver	1.56%	*	1.48%	*	1.31%	*	1.23%	*	1.16%	*	1.08%	*
After expense waiver	1.20%	*#	1.20%	*#	0.95%	*#	0.95%	*#	0.80%	*#	0.80%	*#
Net investment income (loss) to average daily net assets	3.06%	*	3.01%	*	3.30%	*	3.29%	*	3.45%	*	3.44%	*
Portfolio turnover rate	38%	**	53%	**	38%	**	53%	**	38%	**	53%	**

	Class S				Class N
	Six Months Ended 04/30/09 (Unaudited)		Period Ended 10/31/08+		Six Months Ended 04/30/09 (Unaudited)		Period Ended 10/31/08+
Net asset value, beginning of period	$9.73		$10.00		$9.67		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.16	***	0.32	***	0.13	***	0.25	***
Net realized and unrealized gain (loss) on investments	0.40		(0.59)		0.39		(0.58)
Total income (loss) from investment operations	0.56		(0.27)		0.52		(0.33)
Less distributions to shareholders:
From net investment income	(1.24)		-		(1.17)		-
Total distributions	(1.24)		-		(1.17)		-
Net asset value, end of period	$9.05		$9.73		$9.02		$9.67
Total Return ^	4.98%	**	-2.70%	**	4.57%	**^^	-3.30%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$24,243		$23,913		$101		$97
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	0.98%	*	1.86%	*	1.78%	*
After expense waiver	0.75%	*#	0.75%	*#	1.50%	*#	1.50%	*#
Net investment income (loss) to average daily net assets	3.51%	*	3.49%	*	2.75%	*	2.73%	*
Portfolio turnover rate	38%	**	53%	**	38%	**	53%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 20, 2007 (commencement of operations) through October 31, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$7.98		$11.07	$10.31		$9.45		$9.10		$8.84		$7.66
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.19 ***	0.24	***	0.20	***	0.17	***	0.11	***	0.14 ***
Net realized and unrealized gain (loss) on investments	(0.24)		(2.86)	0.75		0.87		0.36		0.15		1.20
Total income (loss) from investment operations	(0.13)		(2.67)	0.99		1.07		0.53		0.26		1.34
Less distributions to shareholders:
From net investment income	(0.23)		(0.25)	(0.23)		(0.21)		(0.18)		-		(0.16)
From net realized gains	-		(0.17)	-		-		-		-		-
Total distributions	(0.23)		(0.42)	(0.23)		(0.21)		(0.18)		-		(0.16)
Net asset value, end of period	$7.62		$7.98	$11.07		$10.31		$9.45		$9.10		$8.84
Total Return ^	-1.55%**	^^	-25.01% ^^	9.76%	^^	11.47%	^^	5.84%	^^	2.94%**	^^	17.52%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$6,474		$7,972	$11,595		$9,378		$7,838		$7,555		$7,287
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%	*	1.25%	1.20%		1.21%		1.17%		1.20%	*	1.16%
After expense waiver	1.21%	*#	1.23%#	1.16%#		1.16%#		1.16%#		N/A		N/A
Net investment income (loss) to average daily net assets	2.86%	*	1.94%	2.23%		2.04%		1.84%		1.43%	*	1.70%
Portfolio turnover rate	110%	**	184%	194%		150%		139%		104%	**	95%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$8.09		$11.22	$10.44	$9.55	$9.18	$8.91		$7.71
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.22 ***	0.27 ***	0.23 ***	0.20 ***	0.13	***	0.16 ***
Net realized and unrealized gain (loss) on investments	(0.23)		(2.91)	0.76	0.88	0.36	0.14		1.21
Total income (loss) from investment operations	(0.12)		(2.69)	1.03	1.11	0.56	0.27		1.37
Less distributions to shareholders:
From net investment income	(0.26)		(0.27)	(0.25)	(0.22)	(0.19)	-		(0.17)
From net realized gains	-		(0.17)	-	-	-	-		-
Total distributions	(0.26)		(0.44)	(0.25)	(0.22)	(0.19)	-		(0.17)
Net asset value, end of period	$7.71		$8.09	$11.22	$10.44	$9.55	$9.18		$8.91
Total Return ^	-1.42%	**	-24.84%	10.04%	11.86%	6.02%	3.14%	**	17.77%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,754		$1,785	$2,418	$2,195	$2,119	$2,779		$2,393
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*	1.00%	0.95%	0.96%	0.92%	0.94%	*	0.91%
After expense waiver	0.96%	*#	0.98%#	0.91%#	0.91%#	0.91%#	N/A		N/A
Net investment income (loss) to average daily net assets	2.97%	*	2.18%	2.48%	2.29%	2.14%	1.70%	*	1.97%
Portfolio turnover rate	110%	**	184%	194%	150%	139%	104%	**	95%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$8.37		$11.59	$10.77	$9.86	$9.48	$9.18		$7.94
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.24 ***	0.29 ***	0.25 ***	0.22 ***	0.14	***	0.18 ***
Net realized and unrealized gain (loss) on investments	(0.24)		(3.00)	0.79	0.90	0.38	0.16		1.25
Total income (loss) from investment operations	(0.12)		(2.76)	1.08	1.15	0.60	0.30		1.43
Less distributions to shareholders:
From net investment income	(0.27)		(0.29)	(0.26)	(0.24)	(0.22)	-		(0.19)
From net realized gains	-		(0.17)	-	-	-	-		-
Total distributions	(0.27)		(0.46)	(0.26)	(0.24)	(0.22)	-		(0.19)
Net asset value, end of period	$7.98		$8.37	$11.59	$10.77	$9.86	$9.48		$9.18
Total Return ^	-1.37%	**	-24.71%	10.25%	11.90%	6.31%	3.27%	**	18.02%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,760		$1,911	$2,597	$2,119	$1,923	$2,083		$2,138
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	*	0.85%	0.80%	0.81%	0.77%	0.80%	*	0.76%
After expense waiver	0.81%	*#	0.83%#	0.76%#	0.76%#	0.76%#	N/A		N/A
Net investment income (loss) to average daily net assets	3.12%	*	2.33%	2.63%	2.44%	2.26%	1.84%	*	2.09%
Portfolio turnover rate	110%	**	184%	194%	150%	139%	104%	**	95%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Period Ended 10/31/04++		Year Ended 10/31/03
Net asset value, beginning of period	$8.12		$11.26	$10.47	$9.59	$9.22	$8.93		$7.72
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.25 ***	0.30 ***	0.26 ***	0.23 ***	0.15	***	0.19 ***
Net realized and unrealized gain (loss) on investments	(0.24)		(2.91)	0.77	0.88	0.37	0.14		1.22
Total income (loss) from investment operations	(0.11)		(2.66)	1.07	1.14	0.60	0.29		1.41
Less distributions to shareholders:
From net investment income	(0.29)		(0.31)	(0.28)	(0.26)	(0.23)	-		(0.20)
From net realized gains	-		(0.17)	-	-	-	-		-
Total distributions	(0.29)		(0.48)	(0.28)	(0.26)	(0.23)	-		(0.20)
Net asset value, end of period	$7.72		$8.12	$11.26	$10.47	$9.59	$9.22		$8.93
Total Return ^	-1.31%	**	-24.61%	10.42%	12.12%	6.43%	3.36%	**	18.30%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$96,019		$111,174	$180,719	$207,263	$231,935	$262,347		$277,665
Ratio of expenses to average daily net assets:
Before expense waiver	0.67%	*	0.69%	0.64%	0.65%	0.61%	0.63%	*	0.60%
After expense waiver	0.65%	*#	0.67%#	0.60%#	0.60%#	0.60%#	N/A		N/A
Net investment income (loss) to average daily net assets	3.38%	*	2.50%	2.80%	2.61%	2.43%	1.99%	*	2.26%
Portfolio turnover rate	110%	**	184%	194%	150%	139%	104%	**	95%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$7.90		$10.97	$10.21		$9.37		$9.00		$8.77		$7.63
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.16 ***	0.20	***	0.18	***	0.15	***	0.08	***	0.12	***
Net realized and unrealized gain (loss) on investments	(0.22)		(2.84)	0.75		0.84		0.34		0.15		1.19
Total income (loss) from investment operations	(0.13)		(2.68)	0.95		1.02		0.49		0.23		1.31
Less distributions to shareholders:
From net investment income	(0.21)		(0.22)	(0.19)		(0.18)		(0.12)		-		(0.17)
From net realized gains	-		(0.17)	-		-		-		-		-
Total distributions	(0.21)		(0.39)	(0.19)		(0.18)		(0.12)		-		(0.17)
Net asset value, end of period	$7.56		$7.90	$10.97		$10.21		$9.37		$9.00		$8.77
Total Return ^	-1.61%	**^^	-25.29% ^^	9.48%	^^	11.03%	^^	5.49%	^^	2.62%	**^^	17.22%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$101		$106	$147		$137		$416		$544		$523
Ratio of expenses to average daily net assets:
Before expense waiver	1.54%	*	1.56%	1.51%		1.52%		1.48%		1.49%	*	1.47%
After expense waiver	1.52%	*#	1.54%#	1.47%#		1.47%#		1.47%#		N/A		N/A
Net investment income (loss) to average daily net assets	2.41%	*	1.63%	1.92%		1.81%		1.60%		1.13%	*	1.38%
Portfolio turnover rate	110%	**	184%	194%		150%		139%		104%	**	95%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$10.76		$20.67	$18.72	$16.82	$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.17 ***	0.14 ***	0.16 ***	0.22	***
Net realized and unrealized gain (loss) on investments	(0.66)		(7.74)	2.94	2.07	0.82
Total income (loss) from investment operations	(0.53)		(7.57)	3.08	2.23	1.04
Less distributions to shareholders:
From net investment income	(0.17)		(0.16)	(0.80)	(0.24)	(0.09)
From net realized gains	-		(2.18)	(0.33)	(0.09)	-
Total distributions	(0.17)		(2.34)	(1.13)	(0.33)	(0.09)
Net asset value, end of period	$10.06		$10.76	$20.67	$18.72	$16.82
Total Return ^	-4.78%**	^^	-40.92% ^^	17.21% ^^	13.45% ^^	6.52%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,268		$13,721	$27,778	$24,149	$15,932
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%	*	1.10%	1.10%	1.10%	1.09%
After expense waiver	N/A		N/A	N/A	N/A##	N/A
Net investment income (loss) to average daily net assets	2.85%	*	1.07%	0.72%	0.93%	1.32%
Portfolio turnover rate	92%	**	156%	151%	157%	53%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Year Ended 10/31/04
Net asset value, beginning of period	$10.82		$20.76	$18.78	$16.86	$15.87	$14.15
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.22 ***	0.20 ***	0.24 ***	0.28 ***	0.23
Net realized and unrealized gain (loss) on investments	(0.67)		(7.77)	2.94	2.04	0.80	1.87
Total income (loss) from investment operations	(0.53)		(7.55)	3.14	2.28	1.08	2.10
Less distributions to shareholders:
From net investment income	(0.21)		(0.21)	(0.83)	(0.27)	(0.09)	(0.38)
From net realized gains	-		(2.18)	(0.33)	(0.09)	-	-
Total distributions	(0.21)		(2.39)	(1.16)	(0.36)	(0.09)	(0.38)
Net asset value, end of period	$10.08		$10.82	$20.76	$18.78	$16.86	$15.87
Total Return ^	-4.73%	**	-40.71%	17.55%	13.76%	6.82%	15.00%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$22,759		$33,000	$78,980	$77,697	$121,377	$70,724
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.81%	0.81%	0.81%	0.80%	0.80%
After expense waiver	N/A		N/A	N/A	N/A##	N/A	N/A##
Net investment income (loss) to average daily net assets	2.95%	*	1.37%	1.01%	1.36%	1.66%	1.38%
Portfolio turnover rate	92%	**	156%	151%	157%	53%	30%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$10.82		$20.76	$18.80	$16.87	$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.14	***	0.23 ***	0.22 ***	0.24 ***	0.30 ***
Net realized and unrealized gain (loss) on investments	(0.66)		(7.76)	2.94	2.07	0.80
Total income (loss) from investment operations	(0.52)		(7.53)	3.16	2.31	1.10
Less distributions to shareholders:
From net investment income	(0.23)		(0.23)	(0.87)	(0.29)	(0.10)
From net realized gains	-		(2.18)	(0.33)	(0.09)	-
Total distributions	(0.23)		(2.41)	(1.20)	(0.38)	(0.10)
Net asset value, end of period	$10.07		$10.82	$20.76	$18.80	$16.87
Total Return ^	-4.66%	**	-40.63%	17.63%	13.89%	6.97%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$844		$1,727	$4,389	$3,400	$3,147
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%	*	0.70%	0.70%	0.70%	0.69%
After expense waiver	N/A		N/A	N/A	N/A##	N/A
Net investment income (loss) to average daily net assets	3.00%	*	1.46%	1.12%	1.38%	1.78%
Portfolio turnover rate	92%	**	156%	151%	157%	53%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$10.83		$20.78	$18.81	$16.89	$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.16	***	0.25 ***	0.24 ***	0.26 ***	0.32 ***
Net realized and unrealized gain (loss) on investments	(0.67)		(7.77)	2.94	2.06	0.80
Total income (loss) from investment operations	(0.51)		(7.52)	3.18	2.32	1.12
Less distributions to shareholders:
From net investment income	(0.25)		(0.25)	(0.88)	(0.31)	(0.10)
From net realized gains	-		(2.18)	(0.33)	(0.09)	-
Total distributions	(0.25)		(2.43)	(1.21)	(0.40)	(0.10)
Net asset value, end of period	$10.07		$10.83	$20.78	$18.81	$16.89
Total Return ^	-4.56%	**	-40.58%	17.78%	14.00%	7.05%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$151,915		$176,805	$388,559	$370,894	$393,965
Ratio of expenses to average daily net assets:
Before expense waiver	0.63%	*	0.60%	0.60%	0.60%	0.59%
After expense waiver	N/A		N/A	N/A	N/A##	N/A
Net investment income (loss) to average daily net assets	3.35%	*	1.57%	1.22%	1.51%	1.89%
Portfolio turnover rate	92%	**	156%	151%	157%	53%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$10.74		$20.51	$18.68	$16.78	$15.87
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.12 ***	0.06 ***	0.04 ***	0.19	***
Net realized and unrealized gain (loss) on investments	(0.66)		(7.71)	2.91	2.12	0.79
Total income (loss) from investment operations	(0.54)		(7.59)	2.97	2.16	0.98
Less distributions to shareholders:
From net investment income	(0.14)		-	(0.81)	(0.17)	(0.07)
From net realized gains	-		(2.18)	(0.33)	(0.09)	-
Total distributions	(0.14)		(2.18)	(1.14)	(0.26)	(0.07)
Net asset value, end of period	$10.06		$10.74	$20.51	$18.68	$16.78
Total Return ^	-4.97%	**^^	-41.07% ^^	16.64% ^^	13.06% ^^	6.18%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$106		$109	$132	$762	$182
Ratio of expenses to average daily net assets:
Before expense waiver	1.44%	*	1.41%	1.41%	1.42%	1.40%
After expense waiver	N/A		N/A	N/A	N/A##	N/A
Net investment income (loss) to average daily net assets	2.57%	*	0.75%	0.31%	0.23%	1.13%
Portfolio turnover rate	92%	**	156%	151%	157%	53%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.40		$13.12	$13.45	$12.20	$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.22 ***	0.19 ***	0.18 ***	0.18 ***
Net realized and unrealized gain (loss) on investments	(1.33)		(4.90)	0.79	2.17	1.16
Total income (loss) from investment operations	(1.23)		(4.68)	0.98	2.35	1.34
Less distributions to shareholders:
From net investment income	(0.23)		(0.04)	(0.19)	(0.19)	(0.04)
From net realized gains	-		-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	(0.04)	-	-
Total distributions	(0.23)		(0.04)	(1.31)	(1.10)	(0.10)
Net asset value, end of period	$6.94		$8.40	$13.12	$13.45	$12.20
Total Return ^	-14.69%	**^^	-35.83% ^^	7.62% ^^	20.68% ^^	12.30% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$10,502		$12,315	$18,838	$4,698	$1,509
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%	*	1.10%	1.10%	1.14%	1.16%
After expense waiver	N/A		N/A##	1.09%#	1.09%#	1.09%#
Net investment income (loss) to average daily net assets	2.85%	*	1.95%	1.42%	1.48%	1.47%
Portfolio turnover rate	60%	**	148%	139%	144%	150%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.45		$13.18	$13.52	$12.20	$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.25 ***	0.23 ***	0.21 ***	0.21 ***
Net realized and unrealized gain (loss) on investments	(1.33)		(4.93)	0.79	2.19	1.14
Total income (loss) from investment operations	(1.22)		(4.68)	1.02	2.40	1.35
Less distributions to shareholders:
From net investment income	(0.26)		(0.05)	(0.23)	(0.17)	(0.05)
From net realized gains	-		-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	(0.05)	-	-
Total distributions	(0.26)		(0.05)	(1.36)	(1.08)	(0.11)
Net asset value, end of period	$6.97		$8.45	$13.18	$13.52	$12.20
Total Return ^	-14.67%	**	-35.62%	7.83%	21.04%	12.47%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$60,112		$65,257	$118,847	$15,911	$2,192
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%	*	0.85%	0.85%	0.89%	0.91%
After expense waiver	N/A		N/A##	0.84%#	0.84%#	0.84%#
Net investment income (loss) to average daily net assets	3.10%	*	2.20%	1.65%	1.67%	1.74%
Portfolio turnover rate	60%	**	148%	139%	144%	150%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05	Year Ended 10/31/04
Net asset value, beginning of period	$8.48		$13.22	$13.56	$12.24	$10.96	$10.01
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.27 ***	0.26 ***	0.24 ***	0.23 ***	0.18
Net realized and unrealized gain (loss) on investments	(1.31)		(4.95)	0.78	2.18	1.16	1.34
Total income (loss) from investment operations	(1.20)		(4.68)	1.04	2.42	1.39	1.52
Less distributions to shareholders:
From net investment income	(0.28)		(0.06)	(0.25)	(0.19)	(0.05)	(0.31)
From net realized gains	-		-	(1.08)	(0.91)	(0.06)	(0.26)
Tax return of capital	-		-	(0.05)	-	-	-
Total distributions	(0.28)		(0.06)	(1.38)	(1.10)	(0.11)	(0.57)
Net asset value, end of period	$7.00		$8.48	$13.22	$13.56	$12.24	$10.96
Total Return	-14.54%	**^	-35.56% ^	7.98% ^	21.22% ^	12.74% ^	15.31%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$56,936		$68,843	$157,740	$109,358	$78,550	$38,480
Ratio of expenses to average daily net assets:
Before expense waiver	0.73%	*	0.70%	0.70%	0.74%	0.76%	0.98%
After expense waiver	N/A		N/A##	0.69%#	0.69%#	0.69%#	0.70%#
Net investment income (loss) to average daily net assets	3.27%	*	2.37%	1.90%	1.93%	1.95%	1.80%
Portfolio turnover rate	60%	**	148%	139%	144%	150%	102%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.53		$13.29	$13.57	$12.25	$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.28 ***	0.25 ***	0.26 ***	0.25 ***
Net realized and unrealized gain (loss) on investments	(1.33)		(4.98)	0.87	2.17	1.15
Total income (loss) from investment operations	(1.21)		(4.70)	1.12	2.43	1.40
Less distributions to shareholders:
From net investment income	(0.29)		(0.06)	(0.27)	(0.20)	(0.05)
From net realized gains	-		-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	(0.05)	-	-
Total distributions	(0.29)		(0.06)	(1.40)	(1.11)	(0.11)
Net asset value, end of period	$7.03		$8.53	$13.29	$13.57	$12.25
Total Return ^	-14.45%	**	-35.50%	8.55%	21.37%	12.85%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$130,983		$166,317	$287,201	$241	$112
Ratio of expenses to average daily net assets:
Before expense waiver	0.63%	*	0.60%	0.60%	0.64%	0.66%
After expense waiver	N/A		N/A##	0.59%#	0.59%#	0.59%#
Net investment income (loss) to average daily net assets	3.37%	*	2.45%	1.80%	2.04%	2.08%
Portfolio turnover rate	60%	**	148%	139%	144%	150%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.42		$13.19	$13.48	$12.16	$10.96
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.19 ***	0.15 ***	0.15 ***	0.15 ***
Net realized and unrealized gain (loss) on investments	(1.33)		(4.93)	0.79	2.18	1.15
Total income (loss) from investment operations	(1.24)		(4.74)	0.94	2.33	1.30
Less distributions to shareholders:
From net investment income	(0.19)		(0.03)	(0.12)	(0.10)	(0.04)
From net realized gains	-		-	(1.08)	(0.91)	(0.06)
Tax return of capital	-		-	(0.03)	-	-
Total distributions	(0.19)		(0.03)	(1.23)	(1.01)	(0.10)
Net asset value, end of period	$6.99		$8.42	$13.19	$13.48	$12.16
Total Return ^	-14.84%	**^^	-36.01% ^^	7.26% ^^	20.35% ^^	11.96% ^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$186		$216	$468	$134	$111
Ratio of expenses to average daily net assets:
Before expense waiver	1.44%	*	1.41%	1.41%	1.45%	1.47%
After expense waiver	N/A		N/A##	1.40%#	1.40%#	1.40%#
Net investment income (loss) to average daily net assets	2.54%	*	1.66%	1.13%	1.23%	1.27%
Portfolio turnover rate	60%	**	148%	139%	144%	150%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$8.60		$13.83	$12.46		$10.80		$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.13 ***	0.10	***	0.09	***	0.09	***
Net realized and unrealized gain (loss) on investments	(0.92)		(5.24)	1.38		1.67		0.81
Total income (loss) from investment operations	(0.85)		(5.11)	1.48		1.76		0.90
Less distributions to shareholders:
From net investment income	(0.21)		(0.12)	(0.11)		(0.10)		(0.05)
Total distributions	(0.21)		(0.12)	(0.11)		(0.10)		(0.05)
Net asset value, end of period	$7.54		$8.60	$13.83		$12.46		$10.80
Total Return ^	-9.94%	**^^	-37.19% ^^	11.89%	^^	16.45%	^^	9.02%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$4,748		$4,557	$7,136		$2,693		$344
Ratio of expenses to average daily net assets:
Before expense waiver	1.60%	*	1.20%	1.13%		1.20%		1.20%
After expense waiver	1.09%	*#	1.09%#	1.09%#		1.09%#		1.09%#
Net investment income (loss) to average daily net assets	1.92%	*	1.11%	0.79%		0.78%		0.86%
Portfolio turnover rate	72%	**	138%	148%		163%		154%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.66		$13.90	$12.50	$10.82	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.16 ***	0.14 ***	0.13 ***	0.12 ***
Net realized and unrealized gain (loss) on investments	(0.94)		(5.25)	1.37	1.67	0.80
Total income (loss) from investment operations	(0.85)		(5.09)	1.51	1.80	0.92
Less distributions to shareholders:
From net investment income	(0.24)		(0.15)	(0.11)	(0.12)	(0.05)
Total distributions	(0.24)		(0.15)	(0.11)	(0.12)	(0.05)
Net asset value, end of period	$7.57		$8.66	$13.90	$12.50	$10.82
Total Return ^	-9.81%	**	-37.05%	12.17%	16.78%	9.26%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,015		$1,234	$1,972	$777	$720
Ratio of expenses to average daily net assets:
Before expense waiver	1.35%	*	0.95%	0.88%	0.94%	0.95%
After expense waiver	0.84%	*#	0.84%#	0.84%#	0.84%#	0.84%#
Net investment income (loss) to average daily net assets	2.36%	*	1.37%	1.04%	1.13%	1.08%
Portfolio turnover rate	72%	**	138%	148%	163%	154%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of period	$8.67		$13.92	$12.51		$10.83		$9.95		$9.28
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.19 ***	0.16	***	0.15	***	0.16	***	0.11
Net realized and unrealized gain (loss) on investments	(0.94)		(5.28)	1.38		1.67		0.77		0.74
Total income (loss) from investment operations	(0.85)		(5.09)	1.54		1.82		0.93		0.85
Less distributions to shareholders:
From net investment income	(0.24)		(0.16)	(0.13)		(0.14)		(0.05)		(0.18)
Total distributions	(0.24)		(0.16)	(0.13)		(0.14)		(0.05)		(0.18)
Net asset value, end of period	$7.58		$8.67	$13.92		$12.51		$10.83		$9.95
Total Return	-9.71%	**^	-37.02% ^	12.33%	^	17.00%	^	9.39%	^	9.17%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$7,645		$10,009	$57,125		$39,859		$31,582		$30,017
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%	*	0.80%	0.73%		0.79%		0.80%		1.00%
After expense waiver	0.69%	*#	0.69%#	0.69%#		0.69%#		0.69%#		0.70%#
Net investment income (loss) to average daily net assets	2.51%	*	1.56%	1.21%		1.28%		1.46%		1.06%
Portfolio turnover rate	72%	**	138%	148%		163%		154%		116%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$8.69		$13.96	$12.55	$10.85	$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.09	***	0.19 ***	0.18 ***	0.16 ***	0.17 ***
Net realized and unrealized gain (loss) on investments	(0.93)		(5.29)	1.37	1.68	0.78
Total income (loss) from investment operations	(0.84)		(5.10)	1.55	1.84	0.95
Less distributions to shareholders:
From net investment income	(0.26)		(0.17)	(0.14)	(0.14)	(0.05)
Total distributions	(0.26)		(0.17)	(0.14)	(0.14)	(0.05)
Net asset value, end of period	$7.59		$8.69	$13.96	$12.55	$10.85
Total Return ^	-9.68%	**	-36.92%	12.48%	17.01%	9.70%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$350		$415	$390	$204	$109
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	*	0.75%	0.68%	0.74%	0.70%
After expense waiver	0.59%	*#	0.59%#	0.59%#	0.59%#	0.59%#
Net investment income (loss) to average daily net assets	2.54%	*	1.60%	1.33%	1.37%	1.56%
Portfolio turnover rate	72%	**	138%	148%	163%	154%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$8.58		$13.83	$12.44		$10.77		$9.95
Income (loss) from investment operations:
Net investment income (loss)	0.08	***	0.09 ***	0.05	***	0.07	***	0.08	***
Net realized and unrealized gain (loss) on investments	(0.95)		(5.22)	1.39		1.66		0.78
Total income (loss) from investment operations	(0.87)		(5.13)	1.44		1.73		0.86
Less distributions to shareholders:
From net investment income	(0.19)		(0.12)	(0.05)		(0.06)		(0.04)
Total distributions	(0.19)		(0.12)	(0.05)		(0.06)		(0.04)
Net asset value, end of period	$7.52		$8.58	$13.83		$12.44		$10.77
Total Return ^	-10.04%	**^^	-37.48% ^^	11.58%	^^	16.13%	^^	8.66%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$268		$512	$636		$125		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.90%	*	1.50%	1.43%		1.49%		1.51%
After expense waiver	1.40%	*#	1.40%#	1.40%#		1.40%#		1.40%#
Net investment income (loss) to average daily net assets	2.18%	*	0.80%	0.39%		0.57%		0.75%
Portfolio turnover rate	72%	**	138%	148%		163%		154%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$6.45		$12.50	$11.58	$10.15		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.07 ***	0.09 ***	0.06	***	0.05	***
Net realized and unrealized gain (loss) on investments	(0.30)		(4.42)	1.48	1.49		0.10
Total income (loss) from investment operations	(0.26)		(4.35)	1.57	1.55		0.15
Less distributions to shareholders:
From net investment income	(0.08)		(0.09)	(0.09)	(0.12)		-
From net realized gains	-		(1.61)	(0.56)	-		-
Total distributions	(0.08)		(1.70)	(0.65)	(0.12)		-
Net asset value, end of period	$6.11		$6.45	$12.50	$11.58		$10.15
Total Return ^	-3.96%**	^^	-39.67% ^^	14.20% ^^	15.35%	^^	1.50%**	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$9,866		$11,185	$20,165	$13,292		$4,562
Ratio of expenses to average daily net assets:
Before expense waiver	1.32%	*	1.27%	1.27%	1.27%		1.25%	*
After expense waiver	1.16%	*#	1.16%#	1.16%#	1.23%#		1.23%	*#
Net investment income (loss) to average daily net assets	1.44%	*	0.79%	0.73%	0.58%		0.54%	*
Portfolio turnover rate	26%	**	116%	105%	110%		78%	**

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$6.51		$12.59	$11.64	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.10 ***	0.12 ***	0.10 ***	0.08	***
Net realized and unrealized gain (loss) on investments	(0.31)		(4.46)	1.49	1.48	0.09
Total income (loss) from investment operations	(0.26)		(4.36)	1.61	1.58	0.17
Less distributions to shareholders:
From net investment income	(0.10)		(0.11)	(0.10)	(0.11)	-
From net realized gains	-		(1.61)	(0.56)	-	-
Total distributions	(0.10)		(1.72)	(0.66)	(0.11)	-
Net asset value, end of period	$6.15		$6.51	$12.59	$11.64	$10.17
Total Return ^	-3.91%	**	-39.50%	14.52%	15.69%	1.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$40,624		$47,796	$99,145	$107,627	$99,450
Ratio of expenses to average daily net assets:
Before expense waiver	1.07%	*	1.02%	1.02%	1.02%	1.01%	*
After expense waiver	0.91%	*#	0.91%#	0.91%#	0.93%#	0.93%	*#
Net investment income (loss) to average daily net assets	1.69%	*	1.04%	1.01%	0.92%	0.93%	*
Portfolio turnover rate	26%	**	116%	105%	110%	78%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$6.57		$12.55	$11.64	$10.17	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.11 ***	0.13 ***	0.11 ***	0.08	***
Net realized and unrealized gain (loss) on investments	(0.30)		(4.48)	1.48	1.49	0.09
Total income (loss) from investment operations	(0.25)		(4.37)	1.61	1.60	0.17
Less distributions to shareholders:
From net investment income	(0.12)		-	(0.14)	(0.13)	-
From net realized gains	-		(1.61)	(0.56)	-	-
Total distributions	(0.12)		(1.61)	(0.70)	(0.13)	-
Net asset value, end of period	$6.20		$6.57	$12.55	$11.64	$10.17
Total Return ^	-3.77%	**	-39.40%	14.43%	15.96%	1.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$62		$66	$126	$117	$102
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.87%	0.87%	0.87%	0.85%	*
After expense waiver	0.76%	*#	0.76%#	0.76%#	0.83%#	0.83%	*#
Net investment income (loss) to average daily net assets	1.82%	*	1.20%	1.10%	1.02%	1.01%	*
Portfolio turnover rate	26%	**	116%	105%	110%	78%	**

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$6.53		$12.63	$11.69	$10.19	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.11 ***	0.15 ***	0.14 ***	0.10	***
Net realized and unrealized gain (loss) on investments	(0.30)		(4.46)	1.49	1.49	0.09
Total income (loss) from investment operations	(0.25)		(4.35)	1.64	1.63	0.19
Less distributions to shareholders:
From net investment income	(0.12)		(0.14)	(0.14)	(0.13)	-
From net realized gains	-		(1.61)	(0.56)	-	-
Total distributions	(0.12)		(1.75)	(0.70)	(0.13)	-
Net asset value, end of period	$6.16		$6.53	$12.63	$11.69	$10.19
Total Return ^	-3.75%	**	-39.38%	14.74%	16.18%	1.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$111,681		$119,111	$244,758	$246,658	$229,247
Ratio of expenses to average daily net assets:
Before expense waiver	0.87%	*	0.82%	0.82%	0.82%	0.81%	*
After expense waiver	0.71%	*#	0.71%#	0.67%#	0.60%#	0.60%	*#
Net investment income (loss) to average daily net assets	1.87%	*	1.24%	1.24%	1.25%	1.26%	*
Portfolio turnover rate	26%	**	116%	105%	110%	78%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.47		$12.52	$11.58	$10.11		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.04 ***	0.05 ***	0.03	***	0.03	***
Net realized and unrealized gain (loss) on investments	(0.30)		(4.44)	1.49	1.50		0.08
Total income (loss) from investment operations	(0.26)		(4.40)	1.54	1.53		0.11
Less distributions to shareholders:
From net investment income	(0.07)		(0.04)	(0.04)	(0.06)		-
From net realized gains	-		(1.61)	(0.56)	-		-
Total distributions	(0.07)		(1.65)	(0.60)	(0.06)		-
Net asset value, end of period	$6.14		$6.47	$12.52	$11.58		$10.11
Total Return ^	-4.04%	**^^	-39.88% ^^	13.87% ^^	15.07%	^^	1.20%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$91		$224	$125	$116		$101
Ratio of expenses to average daily net assets:
Before expense waiver	1.62%	*	1.57%	1.57%	1.57%		1.55%	*
After expense waiver	1.46%	*#	1.46%#	1.46%#	1.53%#		1.53%	*#
Net investment income (loss) to average daily net assets	1.34%	*	0.48%	0.45%	0.31%		0.31%	*
Portfolio turnover rate	26%	**	116%	105%	110%		78%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$7.53		$13.41		$10.98		$10.06		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.02	)***	(0.03	)***	(0.02	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.19)		(5.59)		2.46		0.94		0.06
Total income (loss) from investment operations	(0.18)		(5.61)		2.43		0.92		0.06
Less distributions to shareholders:
From net realized gains	-		(0.27)		-		-		-
Total distributions	-		(0.27)		-		-		-
Net asset value, end of period	$7.35		$7.53		$13.41		$10.98		$10.06
Total Return ^	-2.39%**	^^	-42.62%	^^	22.13%	^^	9.15%	^^	0.60%**	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$168,742		$182,254		$363,471		$317,251		$294,065
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*	1.23%		1.23%		1.23%		1.23%	*
After expense waiver	1.09%	*#	1.09%#		1.09%#		1.09%#		1.09%	*#
Net investment income (loss) to average daily net assets	0.23%	*	-0.18%		-0.21%		-0.22%		0.06%	*
Portfolio turnover rate	34%	**	75%		57%		58%		59%	**

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$7.54		$13.41		$10.97		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.01	)***	(0.01	)***	(0.01	)***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.18)		(5.59)		2.45		0.95		0.07
Total income (loss) from investment operations	(0.17)		(5.60)		2.44		0.94		0.07
Less distributions to shareholders:
From net investment income	-		-		-		(0.04)		-
From net realized gains	-		(0.27)		-		-		-
Tax return of capital	-		-		-		(0.00†	)	-
Total distributions	-		(0.27)		-		(0.04)		-
Net asset value, end of period	$7.37		$7.54		$13.41		$10.97		$10.07
Total Return ^	-2.25%	**	-42.55%		22.24%		9.30%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$53,155		$53,947		$75,119		$23,252		$10,104
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	0.98%		0.98%		0.99%		0.98%	*
After expense waiver	0.97%	*#	0.97%#		0.97%#		0.97%#		0.97%	*#
Net investment income (loss) to average daily net assets	0.33%	*	-0.07%		-0.08%		-0.12%		0.00%	*††
Portfolio turnover rate	34%	**	75%	**	57%	**	58%	**	59%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$7.57		$13.45	$10.98		$10.07		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01 ***	0.01	***	0.00	***†	0.02	***
Net realized and unrealized gain (loss) on investments	(0.19)		(5.62)	2.46		0.95		0.05
Total income (loss) from investment operations	(0.17)		(5.61)	2.47		0.95		0.07
Less distributions to shareholders:
From net investment income	-		-	-		(0.04)		-
From net realized gains	-		(0.27)	-		-		-
Tax return of capital	-		-	-		(0.00†	)	-
Total distributions	-		(0.27)	-		(0.04)		-
Net asset value, end of period	$7.40		$7.57	$13.45		$10.98		$10.07
Total Return ^	-2.25%	**	-42.49%	22.50%		9.49%		0.70%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$22,825		$21,666	$57,564		$45,576		$23,856
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.83%	0.83%		0.83%		0.84%	*
After expense waiver	0.82%	*#	0.82%#	0.82%#		0.82%#		0.82%	*#
Net investment income (loss) to average daily net assets	0.51%	*	0.10%	0.06%		0.04%		0.20%	*
Portfolio turnover rate	34%	**	75%	57%		58%		59%	**

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$7.60		$13.51	$11.01		$10.09		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.02 ***	0.02	***	0.02	***	0.04	***
Net realized and unrealized gain (loss) on investments	(0.18)		(5.65)	2.48		0.94		0.05
Total income (loss) from investment operations	(0.16)		(5.63)	2.50		0.96		0.09
Less distributions to shareholders:
From net investment income	(0.01)		(0.01)	-		(0.04)		-
From net realized gains	-		(0.27)	-		-		-
Tax return of capital	-		(0.00† )	-		(0.00†	)	-
Total distributions	(0.01)		(0.28)	-		(0.04)		-
Net asset value, end of period	$7.43		$7.60	$13.51		$11.01		$10.09
Total Return ^	-2.12%	**	-42.46%	22.71%		9.51%		0.90%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$393,689		$414,956	$715,738		$544,457		$485,248
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%	*	0.78%	0.78%		0.78%		0.78%	*
After expense waiver	0.71%	*#	0.71%#	0.71%#		0.71%#		0.71%	*#
Net investment income (loss) to average daily net assets	0.62%	*	0.19%	0.17%		0.16%		0.45%	*
Portfolio turnover rate	34%	**	75%	57%		58%		59%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$7.42		$13.27		$10.90		$10.03		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.06	)***	(0.07	)***	(0.06	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.19)		(5.52)		2.44		0.93		0.05
Total income (loss) from investment operations	(0.19)		(5.58)		2.37		0.87		0.03
Less distributions to shareholders:
From net realized gains	-		(0.27)		-		-		-
Total distributions	-		(0.27)		-		-		-
Net asset value, end of period	$7.23		$7.42		$13.27		$10.90		$10.03
Total Return ^	-2.56%	**^^	-42.85%	^^	21.74%	^^	8.67%	^^	0.30%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$918		$898		$1,624		$1,014		$426
Ratio of expenses to average daily net assets:
Before expense waiver	1.55%	*	1.53%		1.53%		1.53%		1.53%	*
After expense waiver	1.46%	*#	1.46%#		1.46%#		1.46%#		1.46%	*#
Net investment income (loss) to average daily net assets	-0.12%	*	-0.55%		-0.58%		-0.62%		-0.29%	*
Portfolio turnover rate	34%	**	75%		57%		58%		59%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.52		$10.77	$9.14		$8.24		$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.03 ***	0.02	***	0.02	***	0.02	***
Net realized and unrealized gain (loss) on investments	(0.27)		(3.94)	1.62		0.91		0.61
Total income (loss) from investment operations	(0.24)		(3.91)	1.64		0.93		0.63
Less distributions to shareholders:
From net investment income	(0.04)		(0.02)	(0.01)		(0.03)		(0.04)
From net realized gains	-		(0.32)	-		-		-
Total distributions	(0.04)		(0.34)	(0.01)		(0.03)		(0.04)
Net asset value, end of period	$6.24		$6.52	$10.77		$9.14		$8.24
Total Return ^	-3.62%**	^^	-37.38% ^^	17.91%	^^	11.33%	^^	8.20%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,226		$3,096	$4,532		$1,621		$226
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%	*	1.03%	1.02%		1.12%		1.15%
After expense waiver	N/A		1.02%#	N/A		1.07%#		1.09%#
Net investment income (loss) to average daily net assets	1.07%	*	0.32%	0.20%		0.24%		0.28%
Portfolio turnover rate	69%	**	155%	181%		163%		127%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$6.55		$10.82	$9.18	$8.26	$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.05 ***	0.04 ***	0.02 ***	0.06 ***
Net realized and unrealized gain (loss) on investments	(0.27)		(3.96)	1.63	0.92	0.59
Total income (loss) from investment operations	(0.23)		(3.91)	1.67	0.94	0.65
Less distributions to shareholders:
From net investment income	(0.06)		(0.04)	(0.03)	(0.02)	(0.04)
From net realized gains	-		(0.32)	-	-	-
Total distributions	(0.06)		(0.36)	(0.03)	(0.02)	(0.04)
Net asset value, end of period	$6.26		$6.55	$10.82	$9.18	$8.26
Total Return ^	-3.60%	**	-37.22%	18.29%	11.44%	8.50%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$57,188		$54,216	$92,738	$8,280	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	*	0.78%	0.77%	0.89%	0.91%
After expense waiver	N/A		N/A##	N/A	0.84%#	0.84%#
Net investment income (loss) to average daily net assets	1.34%	*	0.58%	0.42%	0.24%	0.70%
Portfolio turnover rate	69%	**	155%	181%	163%	127%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of period	$6.58		$10.85	$9.20		$8.27		$7.65		$7.41
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.07 ***	0.06	***	0.05	***	0.06	***	0.02
Net realized and unrealized gain (loss) on investments	(0.27)		(3.98)	1.63		0.92		0.60		0.26
Total income (loss) from investment operations	(0.23)		(3.91)	1.69		0.97		0.66		0.28
Less distributions to shareholders:
From net investment income	(0.07)		(0.04)	(0.04)		(0.04)		(0.04)		(0.04)
From net realized gains	-		(0.32)	-		-		-		-
Total distributions	(0.07)		(0.36)	(0.04)		(0.04)		(0.04)		(0.04)
Net asset value, end of period	$6.28		$6.58	$10.85		$9.20		$8.27		$7.65
Total Return	-3.38%	**^	-37.16% ^	18.40%	^	11.71%	^	8.66%	^	3.83%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$39,661		$40,591	$99,772		$52,415		$33,336		$21,313
Ratio of expenses to average daily net assets:
Before expense waiver	0.68%	*	0.63%	0.62%		0.73%		0.76%		1.15%
After expense waiver	N/A		N/A##	N/A		0.67%#		0.69%#		0.70%#
Net investment income (loss) to average daily net assets	1.49%	*	0.74%	0.62%		0.62%		0.78%		0.36%
Portfolio turnover rate	69%	**	155%	181%		163%		127%		112%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$6.57		$10.84	$9.21	$8.28	$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.07 ***	0.06 ***	0.06 ***	0.08 ***
Net realized and unrealized gain (loss) on investments	(0.28)		(3.97)	1.61	0.91	0.59
Total income (loss) from investment operations	(0.23)		(3.90)	1.67	0.97	0.67
Less distributions to shareholders:
From net investment income	(0.08)		(0.05)	(0.04)	(0.04)	(0.04)
From net realized gains	-		(0.32)	-	-	-
Total distributions	(0.08)		(0.37)	(0.04)	(0.04)	(0.04)
Net asset value, end of period	$6.26		$6.57	$10.84	$9.21	$8.28
Total Return ^	-3.46%	**	-37.16%	18.20%	11.74%	8.80%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$60,578		$67,554	$140,611	$332	$108
Ratio of expenses to average daily net assets:
Before expense waiver	0.63%	*	0.58%	0.57%	0.67%	0.71%
After expense waiver	N/A		N/A##	N/A	0.57%#	0.59%#
Net investment income (loss) to average daily net assets	1.54%	*	0.79%	0.61%	0.72%	0.95%
Portfolio turnover rate	69%	**	155%	181%	163%	127%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.48		$10.72		$9.11		$8.22		$7.65
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.00	***†	(0.01	)***	(0.01	)***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.26)		(3.92)		1.62		0.90		0.59
Total income (loss) from investment operations	(0.24)		(3.92)		1.61		0.89		0.60
Less distributions to shareholders:
From net investment income	(0.02)		-		-		-		(0.03)
From net realized gains	-		(0.32)		-		-		-
Total distributions	(0.02)		(0.32)		-		-		(0.03)
Net asset value, end of period	$6.22		$6.48		$10.72		$9.11		$8.22
Total Return ^	-3.89%	**^^	-37.52%	^^	17.67%	^^	10.83%	^^	7.88%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$81		$85		$140		$119		$108
Ratio of expenses to average daily net assets:
Before expense waiver	1.38%	*	1.33%		1.32%		1.42%		1.46%
After expense waiver	N/A		N/A##		N/A		1.38%#		1.40%#
Net investment income (loss) to average daily net assets	0.78%	*	0.02%		-0.06%		-0.07%		0.14%
Portfolio turnover rate	69%	**	155%		181%		163%		127%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$6.32		$12.95		$11.57		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.01	)***	(0.03	)***	0.08	***
Net realized and unrealized gain (loss) on investments	0.20		(6.06)		2.41		1.50
Total income (loss) from investment operations	0.21		(6.07)		2.38		1.58
Less distributions to shareholders:
From net investment income	(0.00†	)	-		(0.07)		(0.01)
From net realized gains	-		(0.56)		(0.93)		-
Total distributions	(0.00†	)	(0.56)		(1.00)		(0.01)
Net asset value, end of period	$6.53		$6.32		$12.95		$11.57
Total Return ^	3.33%**	^^	-48.86%	^^	21.97%	^^	15.76%**	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$14,538		$14,031		$18,211		$158
Ratio of expenses to average daily net assets:
Before expense waiver	1.55%	*	1.46%		1.67%		1.90%	*
After expense waiver	1.40%	*#	1.40%#		1.40%#		1.40%	*#
Net investment income (loss) to average daily net assets	0.26%	*	-0.11%		-0.24%		0.78%	*
Portfolio turnover rate	56%	**	121%		119%		180%	**

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$6.36		$13.00	$11.59		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01 ***	0.00	***†	0.10	***
Net realized and unrealized gain (loss) on investments	0.21		(6.08)	2.42		1.50
Total income (loss) from investment operations	0.23		(6.07)	2.42		1.60
Less distributions to shareholders:
From net investment income	(0.03)		(0.01)	(0.08)		(0.01)
From net realized gains	-		(0.56)	(0.93)		-
Total distributions	(0.03)		(0.57)	(1.01)		(0.01)
Net asset value, end of period	$6.56		$6.36	$13.00		$11.59
Total Return ^	3.63%	**	-48.71%	22.30%		15.98%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,721		$3,026	$1,322		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.30%	*	1.21%	1.42%		1.65%	*
After expense waiver	1.15%	*#	1.15%#	1.15%#		1.15%	*#
Net investment income (loss) to average daily net assets	0.53%	*	0.14%	0.03%		0.99%	*
Portfolio turnover rate	56%	**	121%	119%		180%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$6.38		$13.02	$11.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.03 ***	0.02 ***	0.11	***
Net realized and unrealized gain (loss) on investments	0.20		(6.10)	2.41	1.51
Total income (loss) from investment operations	0.22		(6.07)	2.43	1.62
Less distributions to shareholders:
From net investment income	(0.03)		(0.01)	(0.09)	(0.01)
From net realized gains	-		(0.56)	(0.93)	-
Total distributions	(0.03)		(0.57)	(1.02)	(0.01)
Net asset value, end of period	$6.57		$6.38	$13.02	$11.61
Total Return ^	3.59%	**	-48.62%	22.45%	16.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,719		$4,745	$10,352	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	*	1.06%	1.27%	1.50%	*
After expense waiver	1.00%	*#	1.00%#	1.00%#	1.00%	*#
Net investment income (loss) to average daily net assets	0.74%	*	0.29%	0.19%	1.14%	*
Portfolio turnover rate	56%	**	121%	119%	180%	**

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$6.38		$13.02	$11.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.04 ***	0.02 ***	0.12	***
Net realized and unrealized gain (loss) on investments	0.21		(6.11)	2.42	1.50
Total income (loss) from investment operations	0.23		(6.07)	2.44	1.62
Less distributions to shareholders:
From net investment income	(0.04)		(0.01)	(0.10)	(0.01)
From net realized gains	-		(0.56)	(0.93)	-
Total distributions	(0.04)		(0.57)	(1.03)	(0.01)
Net asset value, end of period	$6.57		$6.38	$13.02	$11.61
Total Return ^	3.70%	**	-48.60%	22.53%	16.21%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$19,892		$14,024	$26,301	$11,905
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%	*	0.96%	1.17%	1.40%	*
After expense waiver	0.93%	*#	0.93%#	0.93%#	0.93%	*#
Net investment income (loss) to average daily net assets	0.66%	*	0.36%	0.18%	1.21%	*
Portfolio turnover rate	56%	**	121%	119%	180%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$6.30		$12.93		$11.54		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.00	)***†	(0.04	)***	(0.05	)***	0.04	***
Net realized and unrealized gain (loss) on investments	0.20		(6.03)		2.39		1.50
Total income (loss) from investment operations	0.20		(6.07)		2.34		1.54
Less distributions to shareholders:
From net investment income	-		-		(0.02)		(0.00†	)
From net realized gains	-		(0.56)		(0.93)		-
Total distributions	-		(0.56)		(0.95)		(0.00†	)
Net asset value, end of period	$6.50		$6.30		$12.93		$11.54
Total Return ^	3.34%	**^^	-49.02%	^^	21.58%	^^	15.42%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$552		$607		$883		$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.95%	*	1.86%		2.07%		2.30%	*
After expense waiver	1.70%	*#	1.70%#		1.70%#		1.70%	*#
Net investment income (loss) to average daily net assets	-0.01%	*	-0.41%		-0.39%		0.44%	*
Portfolio turnover rate	56%	**	121%		119%		180%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.53		$15.47	$16.27		$14.71		$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.04 ***	(0.06	)***	(0.08	)***	(0.08	)***
Net realized and unrealized gain (loss) on investments	(0.88)		(5.08)	0.66		2.16		0.84
Total income (loss) from investment operations	(0.83)		(5.04)	0.60		2.08		0.76
Less distributions to shareholders:
From net investment income	(0.06)		-	-		-		-
From net realized gains	-		(3.90)	(1.40)		(0.52)		-
Total distributions	(0.06)		(3.90)	(1.40)		(0.52)		-
Net asset value, end of period	$5.64		$6.53	$15.47		$16.27		$14.71
Total Return ^	-12.83%**	^^	-41.89% ^^	3.80%	^^	14.57%	^^	5.45%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,192		$1,863	$3,671		$3,899		$2,724
Ratio of expenses to average daily net assets:
Before expense waiver	1.59%	*	1.39%	1.32%		1.32%		1.32%
After expense waiver	N/A		1.37%#	1.30%#		1.30%#		1.30%#
Net investment income (loss) to average daily net assets	2.02%	*	0.44%	-0.36%		-0.52%		-0.51%
Portfolio turnover rate	85%	**	104%	70%		33%		32%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.64		$15.63		$16.38		$14.75		$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	(0.07	)***	(0.00	)***†	(0.04	)***	(0.04	)***
Net realized and unrealized gain (loss) on investments	(0.89)		(5.02)		0.65		2.19		0.84
Total income (loss) from investment operations	(0.83)		(5.09)		0.65		2.15		0.80
Less distributions to shareholders:
From net realized gains	-		(3.90)		(1.40)		(0.52)		-
Total distributions	-		(3.90)		(1.40)		(0.52)		-
Net asset value, end of period	$5.81		$6.64		$15.63		$16.38		$14.75
Total Return ^	-12.50%	**	-41.74%		4.04%		15.09%		5.73%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1		$1		$1		$236		$1,726
Ratio of expenses to average daily net assets:
Before expense waiver	1.35%	*	2.52%		1.07%		1.07%		1.07%
After expense waiver	N/A		N/A##		1.05%#		1.05%#		1.05%#
Net investment income (loss) to average daily net assets	2.36%	*	-0.91%		-0.01%		-0.24%		-0.27%
Portfolio turnover rate	85%	**	104%		70%		33%		32%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
## Amount waived had no impact on the ratio of expenses to average daily net assets.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.67		$15.67	$16.40		$14.77		$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.07 ***	0.00	***†	(0.02	)***	(0.02	)***
Net realized and unrealized gain (loss) on investments	(0.89)		(5.17)	0.67		2.17		0.84
Total income (loss) from investment operations	(0.83)		(5.10)	0.67		2.15		0.82
Less distributions to shareholders:
From net investment income	(0.10)		-	-		-		-
From net realized gains	-		(3.90)	(1.40)		(0.52)		-
Total distributions	(0.10)		(3.90)	(1.40)		(0.52)		-
Net asset value, end of period	$5.74		$6.67	$15.67		$16.40		$14.77
Total Return ^	-12.43%	**	-41.70%	4.23%		14.99%		5.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$1,140		$1,094	$7,642		$2,000		$641
Ratio of expenses to average daily net assets:
Before expense waiver	1.19%	*	0.99%	0.92%		0.92%		0.92%
After expense waiver	N/A		0.97%#	0.90%#		0.90%#		0.90%#
Net investment income (loss) to average daily net assets	2.39%	*	0.64%	0.02%		-0.10%		-0.11%
Portfolio turnover rate	85%	**	104%	70%		33%		32%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of period	$6.67		$15.69	$16.42		$14.78		$13.95		$12.80
Income (loss) from investment operations:
Net investment income (loss)	0.07	***	0.05 ***	0.02	***	(0.01	)***	(0.01	)***	0.02
Net realized and unrealized gain (loss) on investments	(0.90)		(5.16)	0.65		2.17		0.84		2.22
Total income (loss) from investment operations	(0.83)		(5.11)	0.67		2.16		0.83		2.24
Less distributions to shareholders:
From net investment income	(0.10)		(0.01)	-		-		-		(0.04)
From net realized gains	-		(3.90)	(1.40)		(0.52)		-		(1.05)
Total distributions	(0.10)		(3.91)	(1.40)		(0.52)		-		(1.09)
Net asset value, end of period	$5.74		$6.67	$15.69		$16.42		$14.78		$13.95
Total Return	-12.48%	**^	-41.71% ^	4.23%	^	15.05%	^	5.95%	^	17.48%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$12,220		$15,778	$91,325		$113,892		$101,002		$102,717
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	*	0.95%	0.87%		0.87%		0.87%		0.90%
After expense waiver	N/A		0.92%#	0.85%#		0.85%#		0.85%#		0.85%#
Net investment income (loss) to average daily net assets	2.53%	*	0.49%	0.10%		-0.06%		-0.07%		0.17%
Portfolio turnover rate	85%	**	104%	70%		33%		32%		66%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Capitalization Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.42		$15.32		$16.17		$14.67		$13.95
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	(0.03	)***	(0.10	)***	(0.13	)***	(0.12	)***
Net realized and unrealized gain (loss) on investments	(0.87)		(4.97)		0.65		2.15		0.84
Total income (loss) from investment operations	(0.82)		(5.00)		0.55		2.02		0.72
Less distributions to shareholders:
From net investment income	(0.03)		-		-		-		-
From net realized gains	-		(3.90)		(1.40)		(0.52)		-
Total distributions	(0.03)		(3.90)		(1.40)		(0.52)		-
Net asset value, end of period	$5.57		$6.42		$15.32		$16.17		$14.67
Total Return ^	-12.93%	**^^	-42.09%	^^	3.50%	^^	14.19%	^^	5.16%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$91		$97		$1,537		$1,520		$106
Ratio of expenses to average daily net assets:
Before expense waiver	1.90%	*	1.68%		1.62%		1.62%		1.62%
After expense waiver	N/A		1.67%#		1.60%#		1.60%#		1.60%#
Net investment income (loss) to average daily net assets	1.74%	*	-0.30%		-0.65%		-0.81%		-0.82%
Portfolio turnover rate	85%	**	104%		70%		33%		32%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$6.86		$11.47	$10.45		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01 ***	0.06	***	(0.00	)***†
Net realized and unrealized gain (loss) on investments	(0.07)		(4.37)	0.97		0.45
Total income (loss) from investment operations	(0.05)		(4.36)	1.03		0.45
Less distributions to shareholders:
From net investment income	(0.01)		(0.05)	-		-
From net realized gains	-		(0.20)	(0.01)		-
Total distributions	(0.01)		(0.25)	(0.01)		-
Net asset value, end of period	$6.80		$6.86	$11.47		$10.45
Total Return ^	-0.70%**	^^	-38.72% ^^	9.85%	^^	4.50%**	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,121		$4,051	$3,420		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%	*	1.34%	1.40%		5.08%	*
After expense waiver	1.14%	*#	1.14%#	1.14%#		1.14%	*#
Net investment income (loss) to average daily net assets	0.69%	*	0.06%	0.52%		-0.19%	*
Portfolio turnover rate	57%	**	131%	127%		17%	**

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$6.89		$11.50	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.03 ***	0.08 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.07)		(4.39)	0.98	0.45
Total income (loss) from investment operations	(0.04)		(4.36)	1.06	0.45
Less distributions to shareholders:
From net investment income	(0.02)		(0.05)	-	-
From net realized gains	-		(0.20)	(0.01)	-
Total distributions	(0.02)		(0.25)	(0.01)	-
Net asset value, end of period	$6.83		$6.89	$11.50	$10.45
Total Return ^	-0.50%	**	-38.61%	10.14%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$31,834		$35,469	$49,729	$105
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%	*	1.09%	1.15%	4.83%	*
After expense waiver	0.89%	*#	0.89%#	0.89%#	0.89%	*#
Net investment income (loss) to average daily net assets	0.98%	*	0.30%	0.74%	0.07%	*
Portfolio turnover rate	57%	**	131%	127%	17%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period September 27, 2006 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$6.88		$11.52	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.00	***†	0.04 ***	0.07 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.05)		(4.38)	1.01	0.45
Total income (loss) from investment operations	(0.05)		(4.34)	1.08	0.45
Less distributions to shareholders:
From net investment income	-		(0.10)	-	-
From net realized gains	-		(0.20)	(0.01)	-
Total distributions	-		(0.30)	(0.01)	-
Net asset value, end of period	$6.83		$6.88	$11.52	$10.45
Total Return ^	-0.73%	**	-38.50%	10.33%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$0		$9	$0	$105
Ratio of expenses to average daily net assets:
Before expense waiver	0.68%	*	0.94%	1.00%	4.68%	*
After expense waiver	0.64%	*#	0.79%#	0.79%#	0.79%	*#
Net investment income (loss) to average daily net assets	0.00%	*††	0.38%	0.67%	0.17%	*
Portfolio turnover rate	57%	**	131%	127%	17%	**

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06+
Net asset value, beginning of period	$6.91		$11.52	$10.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05 ***	0.10 ***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.07)		(4.39)	0.99	0.45
Total income (loss) from investment operations	(0.04)		(4.34)	1.09	0.45
Less distributions to shareholders:
From net investment income	(0.04)		(0.07)	(0.01)	-
From net realized gains	-		(0.20)	(0.01)	-
Total distributions	(0.04)		(0.27)	(0.02)	-
Net asset value, end of period	$6.83		$6.91	$11.52	$10.45
Total Return ^	-0.52%	**	-38.43%	10.41%	4.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$48,188		$50,384	$68,822	$10,034
Ratio of expenses to average daily net assets:
Before expense waiver	0.98%	*	0.84%	0.90%	4.58%	*
After expense waiver	0.69%	*#	0.69%#	0.69%#	0.69%	*#
Net investment income (loss) to average daily net assets	1.16%	*	0.50%	0.87%	0.27%	*
Portfolio turnover rate	57%	**	131%	127%	17%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
+ For the period September 27, 2006 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$6.85		$11.44		$10.44		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.03	)***	0.01	***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.07)		(4.36)		1.00		0.45
Total income (loss) from investment operations	(0.06)		(4.39)		1.01		0.44
Less distributions to shareholders:
From net realized gains	-		(0.20)		(0.01)		-
Total distributions	-		(0.20)		(0.01)		-
Net asset value, end of period	$6.79		$6.85		$11.44		$10.44
Total Return ^	-0.88%	**^^	-38.97%	^^	9.67%	^^	4.40%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$55		$22		$33		$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.78%	*	1.64%		1.70%		5.38%	*
After expense waiver	1.49%	*#	1.49%#		1.49%#		1.49%	*#
Net investment income (loss) to average daily net assets	0.29%	*	-0.29%		0.11%		-0.54%	*
Portfolio turnover rate	57%	**	131%		127%		17%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period September 27, 2006 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05		Year Ended 10/31/04
Net asset value, beginning of period	$6.28		$12.60	$16.99		$16.84		$15.79		$15.16
Income (loss) from investment operations:
Net investment income (loss)	0.02	***	0.01 ***	0.05	***	(0.04	)***	(0.05	)***	(0.08)
Net realized and unrealized gain (loss) on investments	(0.06)		(4.11)	1.26		1.63		1.10		1.31
Total income (loss) from investment operations	(0.04)		(4.10)	1.31		1.59		1.05		1.23
Less distributions to shareholders:
From net investment income	-		(0.05)	-		-		-		-
From net realized gains	-		(2.17)	(5.70)		(1.44)		(0.00†	)	(0.60)
Total distributions	-		(2.22)	(5.70)		(1.44)		(0.00†	)	(0.60)
Net asset value, end of period	$6.24		$6.28	$12.60		$16.99		$16.84		$15.79
Total Return ^	-0.64%**	^^	-38.44% ^^	9.94%	^^	9.81%	^^	6.74%	^^	8.13%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$57,019		$69,067	$163,154		$236,029		$411,467		$452,238
Ratio of expenses to average daily net assets:
Before expense waiver	1.31%	*	1.25%	1.23%		1.17%		1.15%		1.13%
After expense waiver	1.14%	*#	1.14%#	1.14%#		1.14%#		1.14%#		N/A
Net investment income (loss) to average daily net assets	0.74%	*	0.08%	0.40%		-0.24%		-0.28%		-0.45%
Portfolio turnover rate	46%	**	109%	111%		134%		45%		43%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.37		$12.74	$17.08	$16.89		$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.03 ***	0.08 ***	0.00	***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.07)		(4.16)	1.28	1.63		1.11
Total income (loss) from investment operations	(0.04)		(4.13)	1.36	1.63		1.10
Less distributions to shareholders:
From net investment income	(0.02)		(0.07)	-	-		-
From net realized gains	-		(2.17)	(5.70)	(1.44)		(0.00†	)
Total distributions	(0.02)		(2.24)	(5.70)	(1.44)		(0.00†	)
Net asset value, end of period	$6.31		$6.37	$12.74	$17.08		$16.89
Total Return ^	-0.59%	**	-38.30%	10.28%	10.09%		6.99%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$3,508		$4,637	$8,595	$74,494		$88,802
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	1.00%	0.98%	0.92%		0.90%
After expense waiver	0.89%	*#	0.89%#	0.89%#	0.89%#		0.89%#
Net investment income (loss) to average daily net assets	0.99%	*	0.33%	0.56%	0.02%		-0.03%
Portfolio turnover rate	46%	**	109%	111%	134%		45%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$6.39		$12.79	$17.11	$16.91	$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05 ***	0.10 ***	0.02 ***	0.01	***
Net realized and unrealized gain (loss) on investments	(0.05)		(4.18)	1.28	1.62	1.11
Total income (loss) from investment operations	(0.02)		(4.13)	1.38	1.64	1.12
Less distributions to shareholders:
From net investment income	(0.01)		(0.10)	-	-	-
From net realized gains	-		(2.17)	(5.70)	(1.44)	(0.00†	)
Total distributions	(0.01)		(2.27)	(5.70)	(1.44)	(0.00†	)
Net asset value, end of period	$6.36		$6.39	$12.79	$17.11	$16.91
Total Return ^	-0.53%	**	-38.22%	10.33%	10.21%	7.12%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$529		$622	$6,898	$6,564	$14,667
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.89%	0.88%	0.82%	0.80%
After expense waiver	0.79%	*#	0.79%#	0.79%#	0.79%#	0.79%#
Net investment income (loss) to average daily net assets	1.09%	*	0.48%	0.76%	0.13%	0.07%
Portfolio turnover rate	46%	**	109%	111%	134%	45%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05+
Net asset value, beginning of period	$6.42		$12.84	$17.15	$16.92	$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.05 ***	0.11 ***	0.04 ***	0.03	***
Net realized and unrealized gain (loss) on investments	(0.07)		(4.19)	1.28	1.63	1.10
Total income (loss) from investment operations	(0.04)		(4.14)	1.39	1.67	1.13
Less distributions to shareholders:
From net investment income	(0.03)		(0.11)	-	-	-
From net realized gains	-		(2.17)	(5.70)	(1.44)	(0.00†	)
Total distributions	(0.03)		(2.28)	(5.70)	(1.44)	(0.00†	)
Net asset value, end of period	$6.35		$6.42	$12.84	$17.15	$16.92
Total Return ^	-0.50%	**	-38.17%	10.45%	10.26%	7.25%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$98,414		$102,572	$220,767	$328,698	$368,359
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.80%	0.78%	0.72%	0.70%
After expense waiver	0.69%	*#	0.69%#	0.69%#	0.69%#	0.69%#
Net investment income (loss) to average daily net assets	1.18%	*	0.52%	0.85%	0.22%	0.17%
Portfolio turnover rate	46%	**	109%	111%	134%	45%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small Company Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05+
Net asset value, beginning of period	$6.18		$12.42		$16.87		$16.79		$15.79
Income (loss) from investment operations:
Net investment income (loss)	0.01	***	(0.02	)***	0.01	***	(0.10	)***	(0.11	)***
Net realized and unrealized gain (loss) on investments	(0.07)		(4.04)		1.24		1.62		1.11
Total income (loss) from investment operations	(0.06)		(4.06)		1.25		1.52		1.00
Less distributions to shareholders:
From net investment income	-		(0.01)		-		-		-
From net realized gains	-		(2.17)		(5.70)		(1.44)		(0.00†	)
Total distributions	-		(2.18)		(5.70)		(1.44)		(0.00†	)
Net asset value, end of period	$6.12		$6.18		$12.42		$16.87		$16.79
Total Return ^	-0.97%	**^^	-38.63%	^^	9.54%	^^	9.45%	^^	6.36%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$51		$52		$104		$140		$140
Ratio of expenses to average daily net assets:
Before expense waiver	1.66%	*	1.60%		1.58%		1.52%		1.50%
After expense waiver	1.49%	*#	1.49%#		1.49%#		1.49%#		1.49%#
Net investment income (loss) to average daily net assets	0.37%	*	-0.27%		0.06%		-0.58%		-0.63%
Portfolio turnover rate	46%	**	109%		111%		134%		45%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 1, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$7.48		$14.24	$12.43	$10.58		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.11 ***	0.04 ***	0.08	***	0.00	***†
Net realized and unrealized gain (loss) on investments	(0.12)		(5.96)	2.23	1.86		0.58
Total income (loss) from investment operations	(0.08)		(5.85)	2.27	1.94		0.58
Less distributions to shareholders:
From net investment income	(0.05)		(0.10)	(0.13)	(0.09)		-
From net realized gains	(0.30)		(0.81)	(0.33)	-		-
Total distributions	(0.35)		(0.91)	(0.46)	(0.09)		-
Net asset value, end of period	$7.05		$7.48	$14.24	$12.43		$10.58
Total Return ^	-0.48%**	^^	-43.64% ^^	18.73% ^^	18.41%	^^	5.80%**	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$25,877		$27,145	$49,635	$31,763		$6,539
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%	*	1.48%	1.50%	1.50%		1.50%	*
After expense waiver	1.43%	*#	1.43%#	1.43%#	1.43%#		1.43%	*#
Net investment income (loss) to average daily net assets	1.28%	*	0.97%	0.34%	0.69%		0.00%	*††
Portfolio turnover rate	18%	**	13%	16%	25%		25%	**

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$7.55		$14.36	$12.51	$10.60	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.14 ***	0.08 ***	0.11 ***	0.05	***
Net realized and unrealized gain (loss) on investments	(0.12)		(6.01)	2.24	1.87	0.55
Total income (loss) from investment operations	(0.07)		(5.87)	2.32	1.98	0.60
Less distributions to shareholders:
From net investment income	(0.08)		(0.13)	(0.14)	(0.07)	-
From net realized gains	(0.30)		(0.81)	(0.33)	-	-
Total distributions	(0.38)		(0.94)	(0.47)	(0.07)	-
Net asset value, end of period	$7.10		$7.55	$14.36	$12.51	$10.60
Total Return ^	-0.36%	**	-43.50%	19.07%	18.78%	6.00%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$122,136		$137,391	$303,017	$290,689	$245,413
Ratio of expenses to average daily net assets:
Before expense waiver	1.23%	*	1.23%	1.25%	1.24%	1.25%	*
After expense waiver	1.14%	*#	1.14%#	1.14%#	1.14%#	1.14%	*#
Net investment income (loss) to average daily net assets	1.54%	*	1.24%	0.63%	0.96%	0.59%	*
Portfolio turnover rate	18%	**	13%	16%	25%	25%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
†† Amount is less than 0.005%.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$7.54		$14.34	$12.50	$10.61	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	***	0.14 ***	0.10 ***	0.12 ***	0.06	***
Net realized and unrealized gain (loss) on investments	(0.13)		(5.98)	2.24	1.87	0.55
Total income (loss) from investment operations	(0.08)		(5.84)	2.34	1.99	0.61
Less distributions to shareholders:
From net investment income	(0.09)		(0.15)	(0.17)	(0.10)	-
From net realized gains	(0.30)		(0.81)	(0.33)	-	-
Total distributions	(0.39)		(0.96)	(0.50)	(0.10)	-
Net asset value, end of period	$7.07		$7.54	$14.34	$12.50	$10.61
Total Return ^	-0.46%	**	-43.41%	19.29%	18.86%	6.10%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$2,230		$3,651	$10,514	$4,702	$3,099
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%	*	1.08%	1.10%	1.10%	1.12%	*
After expense waiver	1.03%	*#	1.03%#	1.03%#	1.03%#	1.03%	*#
Net investment income (loss) to average daily net assets	1.37%	*	1.23%	0.74%	1.06%	0.66%	*
Portfolio turnover rate	18%	**	13%	16%	25%	25%	**

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Period Ended 10/31/05+
Net asset value, beginning of period	$7.58		$14.42	$12.55	$10.62	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.17 ***	0.12 ***	0.14 ***	0.07	***
Net realized and unrealized gain (loss) on investments	(0.12)		(6.04)	2.25	1.88	0.55
Total income (loss) from investment operations	(0.06)		(5.87)	2.37	2.02	0.62
Less distributions to shareholders:
From net investment income	(0.11)		(0.16)	(0.17)	(0.09)	-
From net realized gains	(0.30)		(0.81)	(0.33)	-	-
Total distributions	(0.41)		(0.97)	(0.50)	(0.09)	-
Net asset value, end of period	$7.11		$7.58	$14.42	$12.55	$10.62
Total Return ^	-0.24%	**	-43.37%	19.43%	19.11%	6.20%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$163,571		$183,478	$423,870	$436,584	$372,258
Ratio of expenses to average daily net assets:
Before expense waiver	1.05%	*	1.05%	1.07%	1.06%	1.06%	*
After expense waiver	0.89%	*#	0.89%#	0.89%#	0.89%#	0.89%	*#
Net investment income (loss) to average daily net assets	1.83%	*	1.48%	0.87%	1.21%	0.85%	*
Portfolio turnover rate	18%	**	13%	16%	25%	25%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06		Period Ended 10/31/05+
Net asset value, beginning of period	$7.51		$14.31	$12.48	$10.56		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.10 ***	0.03 ***	0.06	***	0.02	***
Net realized and unrealized gain (loss) on investments	(0.12)		(6.00)	2.24	1.88		0.54
Total income (loss) from investment operations	(0.08)		(5.90)	2.27	1.94		0.56
Less distributions to shareholders:
From net investment income	(0.05)		(0.09)	(0.11)	(0.02)		-
From net realized gains	(0.30)		(0.81)	(0.33)	-		-
Total distributions	(0.35)		(0.90)	(0.44)	(0.02)		-
Net asset value, end of period	$7.08		$7.51	$14.31	$12.48		$10.56
Total Return ^	-0.49%	**^^	-43.75% ^^	18.69% ^^	18.35%	^^	5.60%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$583		$568	$864	$574		$291
Ratio of expenses to average daily net assets:
Before expense waiver	1.78%	*	1.78%	1.80%	1.80%		1.79%	*
After expense waiver	1.52%	*#	1.52%#	1.52%#	1.52%#		1.52%	*#
Net investment income (loss) to average daily net assets	1.23%	*	0.89%	0.23%	0.53%		0.27%	*
Portfolio turnover rate	18%	**	13%	16%	25%		25%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 31, 2004 (commencement of operations) through October 31, 2005.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.92		$19.25	$14.55		$11.61		$9.64		$9.46		$6.32
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.13 ***	0.18	***	0.07	***	0.03	***	0.02	***	0.01	***
Net realized and unrealized gain (loss) on investments	0.04		(9.16)	4.66		2.96		1.94		0.20		3.16
Total income (loss) from investment operations	0.08		(9.03)	4.84		3.03		1.97		0.22		3.17
Less distributions to shareholders:
From net investment income	-		(0.30)	(0.14)		(0.09)		-		(0.04)		(0.03)
From net realized gains	(0.77)		-	-		-		-		-		-
Total distributions	(0.77)		(0.30)	(0.14)		(0.09)		-		(0.04)		(0.03)
Net asset value, end of period	$9.23		$9.92	$19.25		$14.55		$11.61		$9.64		$9.46
Total Return ^	1.80%**	^^	-47.54% ^^	33.50%	^^	26.27%	^^	20.44%	^^	2.33%**	^^	49.88%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$37,855		$39,212	$103,369		$85,486		$55,809		$46,831		$50,817
Ratio of expenses to average daily net assets:
Before expense waiver	1.52%	*	1.51%	1.53%		1.55%		1.54%		1.53%	*	1.52%
After expense waiver	N/A		1.50%#	1.52%#		1.52%#		1.52%#		1.52%*	^^^	1.50%	^^^
Net investment income (loss) to average daily net assets	1.01%	*	0.82%	1.05%		0.55%		0.28%		0.31%	*	0.15%
Portfolio turnover rate	22%	**	29%	25%		27%		26%		32%	**	70%

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.02		$19.45	$14.66	$11.69	$9.69		$9.48		$6.34
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.18 ***	0.22 ***	0.10 ***	0.06	***	0.04	***	0.03	***
Net realized and unrealized gain (loss) on investments	0.05		(9.26)	4.70	2.99	1.94		0.21		3.15
Total income (loss) from investment operations	0.11		(9.08)	4.92	3.09	2.00		0.25		3.18
Less distributions to shareholders:
From net investment income	(0.01)		(0.35)	(0.13)	(0.12)	-		(0.04)		(0.04)
From net realized gains	(0.77)		-	-	-	-		-		-
Total distributions	(0.78)		(0.35)	(0.13)	(0.12)	-		(0.04)		(0.04)
Net asset value, end of period	$9.35		$10.02	$19.45	$14.66	$11.69		$9.69		$9.48
Total Return ^	1.99%	**	-47.40%	33.87%	26.61%	20.64%		2.66%	**	50.23%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$52,358		$51,881	$113,298	$118,352	$223,255		$185,394		$183,493
Ratio of expenses to average daily net assets:
Before expense waiver	1.27%	*	1.26%	1.28%	1.30%	1.29%		1.28%	*	1.27%
After expense waiver	N/A		1.25%#	1.27%#	1.27%#	1.27%#		1.27%	*^^^	1.25%	^^^
Net investment income (loss) to average daily net assets	1.31%	*	1.12%	1.28%	0.77%	0.54%		0.53%	*	0.34%
Portfolio turnover rate	22%	**	29%	25%	27%	26%		32%	**	70%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05†††	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.10		$19.59	$14.79	$11.80	$9.76	$9.54		$6.37
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.19 ***	0.25 ***	0.13 ***	0.08 ***	0.05	***	0.05	***
Net realized and unrealized gain (loss) on investments	0.05		(9.31)	4.74	3.00	1.97	0.21		3.17
Total income (loss) from investment operations	0.11		(9.12)	4.99	3.13	2.05	0.26		3.22
Less distributions to shareholders:
From net investment income	(0.03)		(0.37)	(0.19)	(0.14)	(0.01)	(0.04)		(0.05)
From net realized gains	(0.77)		-	-	-	-	-		-
Total distributions	(0.80)		(0.37)	(0.19)	(0.14)	(0.01)	(0.04)		(0.05)
Net asset value, end of period	$9.41		$10.10	$19.59	$14.79	$11.80	$9.76		$9.54
Total Return ^	2.04%	**	-47.32%	34.05%	26.68%	20.95%	2.75%	**	50.60%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$22,066		$20,833	$83,333	$73,348	$59,211	$39,106		$44,227
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*	1.11%	1.13%	1.15%	1.14%	1.13%	*	1.12%
After expense waiver	N/A		1.10%#	1.12%#	1.12%#	1.12%#	1.11%	*^^^	1.10%	^^^
Net investment income (loss) to average daily net assets	1.46%	*	1.17%	1.46%	0.93%	0.69%	0.66%	*	0.64%
Portfolio turnover rate	22%	**	29%	25%	27%	26%	32%	**	70%

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06	Year Ended 10/31/05†††	Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$10.12		$19.63	$14.82	$11.82	$9.78	$9.56		$6.39
Income (loss) from investment operations:
Net investment income (loss)	0.06	***	0.20 ***	0.25 ***	0.13 ***	0.08 ***	0.06	***	0.04	***
Net realized and unrealized gain (loss) on investments	0.04		(9.33)	4.76	3.01	1.97	0.20		3.19
Total income (loss) from investment operations	0.10		(9.13)	5.01	3.14	2.05	0.26		3.23
Less distributions to shareholders:
From net investment income	(0.03)		(0.38)	(0.20)	(0.14)	(0.01)	(0.04)		(0.06)
From net realized gains	(0.77)		-	-	-	-	-		-
Total distributions	(0.80)		(0.38)	(0.20)	(0.14)	(0.01)	(0.04)		(0.06)
Net asset value, end of period	$9.42		$10.12	$19.63	$14.82	$11.82	$9.78		$9.56
Total Return ^	2.02%	**	-47.32%	34.17%	26.76%	20.91%	2.75%	**	50.49%
Ratios / Supplemental Data:
Net assets, end of period (000's)	$435,117		$459,583	$1,033,709	$806,440	$608,471	$524,488		$587,883
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.08%	1.10%	1.12%	1.11%	1.10%	*	1.09%
After expense waiver	N/A		1.07%#	1.09%#	1.09%#	1.09%#	1.08%	*^^^	1.07%	^^^
Net investment income (loss) to average daily net assets	1.45%	*	1.29%	1.47%	0.97%	0.72%	0.70%	*	0.58%
Portfolio turnover rate	22%	**	29%	25%	27%	26%	32%	**	70%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.

†††

Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06		Year Ended 10/31/05†††		Period Ended 10/31/04++		Year Ended 12/31/03
Net asset value, beginning of period	$9.81		$19.05	$14.40		$11.50		$9.58		$9.42		$6.30
Income (loss) from investment operations:
Net investment income (loss)	0.03	***	0.09 ***	0.12	***	0.03	***	(0.00	)***†	(0.00	)***†	(0.01	)***
Net realized and unrealized gain (loss) on investments	0.04		(9.07)	4.63		2.93		1.92		0.20		3.13
Total income (loss) from investment operations	0.07		(8.98)	4.75		2.96		1.92		0.20		3.12
Less distributions to shareholders:
From net investment income	-		(0.26)	(0.10)		(0.06)		-		(0.04)		(0.00†	)
From net realized gains	(0.77)		-	-		-		-		-		-
Total distributions	(0.77)		(0.26)	(0.10)		(0.06)		-		(0.04)		(0.00†	)
Net asset value, end of period	$9.11		$9.81	$19.05		$14.40		$11.50		$9.58		$9.42
Total Return ^	1.71%	**^^	-47.71% ^^	33.12%	^^	25.82%	^^	20.04%	^^	2.22%	**^^	49.44%	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$147		$158	$308		$232		$186		$155		$152
Ratio of expenses to average daily net assets:
Before expense waiver	1.82%	*	1.81%	1.83%		1.85%		1.84%		1.83%	*	1.82%
After expense waiver	N/A		1.80%#	1.82%#		1.82%#		1.82%#		1.82%	*^^^	1.81%	^^^
Net investment income (loss) to average daily net assets	0.71%	*	0.59%	0.74%		0.23%		-0.01%		-0.02%	*	-0.16%
Portfolio turnover rate	22%	**	29%	25%		27%		26%		32%	**	70%
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.

†††

Effective November 1, 2004, rebated brokerage commissions are included with realized gain or loss on investment transactions. Prior to November 1, 2004, these amounts were presented as a reduction of expenses. Prior year amounts have not been restated to reflect this change due to immateriality. (See Note 3).

++ For the period January 1, 2004 through October 31, 2004.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
^^^ The Fund has entered into agreements with certain brokers to rebate a portion of brokerage commissions. The rebated commissions were used to reduce operating expenses of the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$8.41		$17.20	$12.41		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.11	***	0.19 ***	0.08	***	0.07	***
Net realized and unrealized gain (loss) on investments	(0.07)		(8.43)	4.80		2.34
Total income (loss) from investment operations	0.04		(8.24)	4.88		2.41
Less distributions to shareholders:
From net investment income	(0.06)		(0.13)	(0.00†	)	-
From net realized gains	-		(0.42)	(0.09)		-
Total distributions	(0.06)		(0.55)	(0.09)		-
Net asset value, end of period	$8.39		$8.41	$17.20		$12.41
Total Return ^	0.40%**	^^	-49.39% ^^	39.55%	^^	24.10%**	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$26,646		$27,401	$36,718		$3,773
Ratio of expenses to average daily net assets:
Before expense waiver	1.64%	*	1.62%	1.75%		1.70%	*
After expense waiver	1.61%	*#	1.58%#	1.58%#		1.58%	*#
Net investment income (loss) to average daily net assets	2.68%	*	1.38%	0.57%		0.68%	*
Portfolio turnover rate	47%	**	106%	95%		81%	**

	Class L
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$8.45		$17.27	$12.44	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.13	***	0.22 ***	0.11 ***	(0.01	)***
Net realized and unrealized gain (loss) on investments	(0.09)		(8.48)	4.82	2.45
Total income (loss) from investment operations	0.04		(8.26)	4.93	2.44
Less distributions to shareholders:
From net investment income	(0.07)		(0.14)	(0.01)	-
From net realized gains	-		(0.42)	(0.09)	-
Total distributions	(0.07)		(0.56)	(0.10)	-
Net asset value, end of period	$8.42		$8.45	$17.27	$12.44
Total Return ^	0.49%	**	-49.32%	39.91%	24.40%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$15,123		$7,993	$17,632	$9,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.39%	*	1.37%	1.50%	2.21%	*
After expense waiver	1.37%	*#	1.33%#	1.33%#	1.33%	*#
Net investment income (loss) to average daily net assets	3.27%	*	1.62%	0.78%	-0.13%	*
Portfolio turnover rate	47%	**	106%	95%	81%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$8.48		$17.31	$12.45	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.18 ***	0.14 ***	0.12	***
Net realized and unrealized gain (loss) on investments	(0.07)		(8.43)	4.82	2.33
Total income (loss) from investment operations	0.05		(8.25)	4.96	2.45
Less distributions to shareholders:
From net investment income	(0.11)		(0.16)	(0.01)	-
From net realized gains	-		(0.42)	(0.09)	-
Total distributions	(0.11)		(0.58)	(0.10)	-
Net asset value, end of period	$8.42		$8.48	$17.31	$12.45
Total Return ^	0.59%	**	-49.19%	40.12%	24.50%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$5,672		$5,474	$739	$179
Ratio of expenses to average daily net assets:
Before expense waiver	1.24%	*	1.22%	1.35%	2.52%	*
After expense waiver	1.21%	*#	1.18%#	1.18%#	1.18%	*#
Net investment income (loss) to average daily net assets	3.09%	*	1.47%	0.95%	1.13%	*
Portfolio turnover rate	47%	**	106%	95%	81%	**

	Class S
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06+
Net asset value, beginning of period	$8.49		$17.33	$12.46	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	***	0.27 ***	0.15 ***	0.13	***
Net realized and unrealized gain (loss) on investments	(0.06)		(8.53)	4.82	2.33
Total income (loss) from investment operations	0.06		(8.26)	4.97	2.46
Less distributions to shareholders:
From net investment income	(0.11)		(0.16)	(0.01)	-
From net realized gains	-		(0.42)	(0.09)	-
Total distributions	(0.11)		(0.58)	(0.10)	-
Net asset value, end of period	$8.44		$8.49	$17.33	$12.46
Total Return ^	0.68%	**	-49.18%	40.18%	24.60%	**
Ratios / Supplemental Data:
Net assets, end of period (000's)	$39,130		$22,846	$26,159	$6,036
Ratio of expenses to average daily net assets:
Before expense waiver	1.14%	*	1.12%	1.25%	2.52%	*
After expense waiver	N/A		N/A	1.15%#	1.15%	*#
Net investment income (loss) to average daily net assets	3.07%	*	1.96%	1.04%	1.22%	*
Portfolio turnover rate	47%	**	106%	95%	81%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/09 (Unaudited)		Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06+
Net asset value, beginning of period	$8.34		$17.10	$12.37		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10	***	0.14 ***	0.02	***	0.05	***
Net realized and unrealized gain (loss) on investments	(0.08)		(8.37)	4.80		2.32
Total income (loss) from investment operations	0.02		(8.23)	4.82		2.37
Less distributions to shareholders:
From net investment income	(0.03)		(0.11)	-		-
From net realized gains	-		(0.42)	(0.09)		-
Total distributions	(0.03)		(0.53)	(0.09)		-
Net asset value, end of period	$8.33		$8.34	$17.10		$12.37
Total Return ^	0.25%	**^^	-49.58% ^^	39.19%	^^	23.70%	**^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$692		$636	$847		$151
Ratio of expenses to average daily net assets:
Before expense waiver	2.04%	*	2.02%	2.15%		3.35%	*
After expense waiver	1.94%	*#	1.88%#	1.88%#		1.88%	*#
Net investment income (loss) to average daily net assets	2.41%	*	1.08%	0.13%		0.47%	*
Portfolio turnover rate	47%	**	106%	95%		81%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
+ For the period December 1, 2005 (commencement of operations) through October 31, 2006.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A		Class L		Class Y		Class S		Class N
	Period Ended 04/30/09 (Unaudited)+		Period Ended 04/30/09 (Unaudited)+		Period Ended 04/30/09 (Unaudited)+		Period Ended 04/30/09 (Unaudited)+		Period Ended 04/30/09 (Unaudited)+
Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04	***	0.05	***	0.05	***	0.06	***	0.02	***
Net realized and unrealized gain (loss) on investments	1.64		1.64		1.65		1.64		1.64
Total income (loss) from investment operations	1.68		1.69		1.70		1.70		1.66
Less distributions to shareholders:
From net investment income	-		-		(0.00†	)	(0.00†	)	-
Total distributions	-		-		(0.00†	)	(0.00†	)	-
Net asset value, end of period	$11.68		$11.69		$11.70		$11.70		$11.66
Total Return ^	16.80%**	^^	16.90%	**	17.00%	**	17.02%	**	16.60%**	^^
Ratios / Supplemental Data:
Net assets, end of period (000's)	$164		$16,665		$117		$47,371		$117
Ratio of expenses to average daily net assets:
Before expense waiver	1.90%	*	1.65%	*	1.50%	*	1.40%	*	2.20%	*
After expense waiver	1.65%	*#	1.40%	*#	1.25%	*#	1.15%	*#	1.95%	*#
Net investment income (loss) to average daily net assets	0.75%	*	1.07%	*	1.03%	*	1.24%	*	0.33%	*
Portfolio turnover rate	14%	**	14%	**	14%	**	14%	**	14%	**
* Annualized.
** Percentage represents the results for the period and is not annualized.
*** Per share amount calculated on the average shares method.
† Amount is less than $0.005 per share.
+ For the period November 3, 2008 (commencement of operations) through April 30, 2008.
# Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.

^

Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

^^ Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1. The Fund

MassMutual Premier Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"): MassMutual Premier Money Market Fund ("Money Market Fund"), MassMutual Premier Short-Duration Bond Fund ("Short-Duration Bond Fund"), MassMutual Premier Inflation-Protected and Income Fund (formerly MassMutual Premier Inflation-Protected Bond Fund) ("Inflation-Protected and Income Fund"), MassMutual Premier Core Bond Fund ("Core Bond Fund"), MassMutual Premier Diversified Bond Fund ("Diversified Bond Fund"), MassMutual Premier Strategic Income Fund ("Strategic Income Fund"), MassMutual Premier High Yield Fund ("High Yield Fund"), MassMutual Premier International Bond Fund ("International Bond Fund"), MassMutual Premier Balanced Fund ("Balanced Fund"), MassMutual Premier Value Fund ("Value Fund"), MassMutual Premier Enhanced Index Value Fund ("Enhanced Index Value Fund"), MassMutual Premier Enhanced Index Core Equity Fund ("Enhanced Index Core Equity Fund"), MassMutual Premier Main Street Fund ("Main Street Fund"), MassMutual Premier Capital Appreciation Fund ("Capital Appreciation Fund"), MassMutual Premier Enhanced Index Growth Fund ("Enhanced Index Growth Fund"), MassMutual Premier Discovery Value Fund ("Discovery Value Fund"), MassMutual Premier Small Capitalization Value Fund ("Small Capitalization Value Fund"), MassMutual Premier Main Street Small Cap Fund ("Main Street Small Cap Fund"), MassMutual Premier Small Company Opportunities Fund ("Small Company Opportunities Fund"), MassMutual Premier Global Fund ("Global Fund"), MassMutual Premier International Equity Fund ("International Equity Fund"), MassMutual Premier Focused International Fund ("Focused International Fund") and MassMutual Premier Strategic Emerging Markets Fund ("Strategic Emerging Markets Fund").

The International Bond Fund commenced operations on December 20, 2007. The Strategic Emerging Markets Fund commenced operations on November 3, 2008.

Effective December 15, 2008 (the "Core Growth Fund Termination Date"), the MassMutual Premier Core Growth Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Core Growth Fund Termination Date.

Effective April 29, 2009 (the "Core Value Equity Fund Termination Date"), the MassMutual Premier Core Value Equity Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the Fund. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Core Value Equity Fund Termination Date.

Each Fund has the following five classes of shares: Class A, Class L, Class Y, Class S and Class N. Class N shares for the Money Market Fund are not currently available. Each share class invests in the same portfolio of assets. The principal economic difference among the classes is the level of service and administration fees, and shareholder and distribution services borne by the classes. Because each class will have different fees and expenses, performance and share prices among these classes will vary. The classes of shares are offered to different types of investors, as outlined in the Trust's Prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Unaudited) (Continued)

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees ("Trustees"), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all Funds, excluding the Money Market Fund, short-term securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund's portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a per-share net asset value of $1.00. Shares of other funds are valued at their net asset value as reported on each business day. Swaps are marked to market daily based upon values from third party vendors or market makers to the extent available or model prices. Valuations received from third party vendors are determined using various valuation systems and models based on the type of instrument.  The underlying inputs and market data used in such models may include broker quotes, market indices and yield curves, counterparty information, foreign exchange rates and other market data. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent, or as noted above, are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by the Trustees.

Securities are typically valued on the basis of their readily available market quotations furnished by pricing services authorized by the Trustees. However, in certain cases, market quotations for a specific portfolio security are readily available, but the authorized pricing service may not provide a price for that security, or the price provided by such authorized pricing service is deemed unreliable by the investment adviser or sub-adviser. In such cases, market quotations provided by an established market maker for that security (i.e. broker quotes) may be used to value the security if the investment adviser has reason to believe such quotations are reasonably likely to be reliable.

In addition, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing service information is not readily available, or is not deemed reliable by the investment adviser, or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, a fair value pricing service is used to assist in the pricing of foreign securities held by the Trust. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

The Funds adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer

Notes to Financial Statements (Unaudited) (Continued)

a liability in an orderly transaction between market participants at the measurement date. FAS 157 established a three-tier hierarchy to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices (unadjusted) in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition as well as changes related to liquidity of investments could cause a security to be reclassified from Level 1 or Level 2 to Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Exchange traded equity securities, common and preferred stock. Securities are generally valued based on quoted prices from the exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are valued at a discount to the similar publicly traded securities and would be categorized as Level 2 of the fair value hierarchy. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently,

Notes to Financial Statements (Unaudited) (Continued)

and, therefore, the fair value is unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds ("ETFs"), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset backed securities. The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government securities. U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Accordingly, U.S. government securities are normally categorized in Level 2 of the fair value hierarchy.

U.S. agency securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued using quoted market prices. Mortgage pass-throughs include To Be Announced ("TBA") securities and mortgage pass-through certificates. TBA securities are generally valued using quoted market prices.

Derivative contracts. Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within the Level 2 of the fair value hierarchy.

The following is the aggregate value by input level as of April 30, 2009 for the Funds' investments:

Asset Valuation Inputs
	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Money Market Fund	$-	$882,620,434	$-	$882,620,434
Short-Duration Bond Fund	-	334,258,819	2,004,048	336,262,867
Inflation-Protected and Income Fund	-	215,058,049	-	215,058,049
Core Bond Fund	-	1,267,981,944	7,324,088	1,275,306,032

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Diversified Bond Fund	$48,187	$330,473,787	$1,742,249	$332,264,223
Strategic Income Fund	9,998,991	254,145,436	1,823,819	265,968,246
High Yield Fund	-	145,345,441	-	145,345,441
International Bond Fund	-	24,556,533	-	24,556,533
Balanced Fund	62,548,990	53,429,363	191,217	116,169,570
Value Fund	181,211,116	7,349,669	-	188,560,785
Enhanced Index Value Fund	258,353,779	-	-	258,353,779
Enhanced Index Core Equity Fund	14,006,604	29,284	-	14,035,888
Main Street Fund	160,990,864	1,629,036	298	162,620,198
Capital Appreciation Fund	569,751,572	70,552,081	-	640,303,653
Enhanced Index Growth Fund	159,495,572	979,998	-	160,475,570
Discovery Value Fund	36,951,563	4,601,528	-	41,553,091
Small Capitalization Value Fund	14,152,490	393,169	-	14,545,659
Main Street Small Cap Fund	86,016,993	320,738	227	86,337,958
Small Company Opportunities Fund	157,214,575	1,605,675	783	158,821,033
Global Fund	136,302,041	180,884,738	-	317,186,779
International Equity Fund	59,111,710	485,417,168	6,672,380	551,201,258
Focused International Fund	-	87,609,112	44,397	87,653,509
Strategic Emerging Markets Fund	27,107,946	37,067,935	-	64,175,881

	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Duration Bond Fund	$38,049	$65,369	$-	$103,418
Core Bond Fund	-	592,250	-	592,250
Diversified Bond Fund	-	313,523	-	313,523
Strategic Income Fund	4,570,313	3,325,983	-	7,896,296
International Bond Fund	281,089	-	-	281,089
Balanced Fund	387,327	23,055	-	410,382
Focused International Fund	2,469	-	-	2,469
*Other financial instruments include forwards, futures and swap contracts.

Notes to Financial Statements (Unaudited) (Continued)

Liabilities Valuation Inputs
	Other Financial Instruments*
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Duration Bond Fund	$-	$(85,813)	$-	$(85,813)
Core Bond Fund	(26,441)	(276,306)	-	(302,747)
Diversified Bond Fund	-	(168,974)	-	(168,974)
Strategic Income Fund	(5,388,072)	(6,044,478)	-	(11,432,550)
International Bond Fund	(566,302)	-	-	(566,302)
Balanced Fund	-	(10,777)	-	(10,777)
Value Fund	(19,890)	-	-	(19,890)
Capital Appreciation Fund	(822)	-	-	(822)
International Equity Fund	(1,001)	-	-	(1,001)
Focused International Fund	(5,676)	-	-	(5,676)
*Other financial instruments include forwards, futures, written options and swap contracts.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs
	Investment in Securities
	Balance as of 10/31/08	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation (depreciation)	Net purchases/ (sales)	Net transfers in and/or (out) of Level 3	Balance as of 4/30/09	Net change in unrealized appreciation (depreciation) from investments still held as of 4/30/09
Short-Duration Bond Fund	$3,454,875	$-	$(1,385,173)	$(65,654)	$-	$2,004,048	$(1,385,214)
Core Bond Fund	14,010,569	-	(3,316,383)	(3,370,108)	10	7,324,088	(3,332,451)
Diversified Bond Fund	3,930,253	-	(967,178)	(1,220,826)	-	1,742,249	(768,159)
Strategic Income Fund	1,001,458	-	50,724	129,761	641,876	1,823,819	50,724
Balanced Fund	456,226	-	(107,559)	(157,450)	-	191,217	(107,579)
Main Street Fund	1,278	-	(980)	-	-	298	(980)
Main Street Small Cap Fund	184	-	43	-	-	227	43
Small Company Opportunities Fund	697	-	86	-	-	783	86
International Equity Fund	9,829,915	-	183,641	(3,341,176)	-	6,672,380	(1,202,394)
Focused International Fund	27,882	-	(65)	16,580	-	44,397	(65)

Money Market Guarantee Program

The Money Market Fund is currently participating in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). The Program seeks to guarantee the net asset value of certain shares of money market funds as of September 19, 2008 at $1.00 per share to the extent that a fund's market-based net asset value per share falls below $0.995 (the "Guarantee Event").

Notes to Financial Statements (Unaudited) (Continued)

Only shareholders of record of a participating fund on September 19, 2008 will be eligible to receive payments under the Program. Shareholders who owned an account in a participating fund on September 19, 2008, but subsequently closed their account, are not eligible to receive payments under the Program. The number of shares of each shareholder of record covered by the Program will be the lesser of: (i) the number of shares held in the shareholder's account in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held in the account on the date of the Guarantee Event. Any increase in the number of shares held in a shareholder's account after the close of business on September 19, 2008 will not be covered by the Program. If a Guarantee Event occurs, a fund must liquidate its holdings and comply with certain other requirements to be eligible for payments under the Program.

The Program will expire at the close of business on September 18, 2009. The Fund paid a premium of 0.01% of its net asset value as of September 19, 2008 to participate in the Program for the initial three-month period, paid an additional premium of 0.015% of its net asset value as of September 19, 2008 to participate in the Program for the extension through April 30, 2009 and paid a further premium of 0.015% of its net asset value as of September 19, 2008 to participate in the Program for the extension through September 18, 2009.

Assets available to the Program to support all participating money market funds are limited; therefore, participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares. More information is available about the Program at http://www.ustreas.gov.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

The Fund(s) had repurchase agreements as shown in the Portfolios of Investments at April 30, 2009.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments (which may include proceeds received from litigation) and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Funds will not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, no federal income tax provision is required.

Notes to Financial Statements (Unaudited) (Continued)

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ significantly from distributions during such period.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates. The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risk are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at April 30, 2009:

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund
BUYS
5/29/09	Argentinean Peso	1,950,000	$519,308	$514,800	$(4,508)
5/19/09	Australian Dollar	90,000	65,192	65,767	575
6/09/09	Australian Dollar	5,580,000	3,652,657	4,071,799	419,142
5/05/09	Brazilian Real	13,826,000	6,059,823	6,361,755	301,932
6/02/09	Brazilian Real	12,280,000	5,510,945	5,606,472	95,527
5/19/09	British Pound	175,000	262,318	258,979	(3,339)
6/09/09	British Pound	2,580,000	3,614,001	3,818,026	204,025
6/11/09	British Pound	150,000	222,059	221,978	(81)

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
BUYS
5/19/09	Canadian Dollar	310,000	$257,612	$259,656	$2,044
6/09/09	Canadian Dollar	8,800,000	6,917,649	7,371,618	453,969
5/13/09	Chinese Yuan Renminbi	5,180,000	786,435	759,527	(26,908)
5/14/09	Chinese Yuan Renminbi	3,460,000	527,798	507,357	(20,441)
6/08/09	Chinese Yuan Renminbi	2,040,000	311,788	299,525	(12,263)
9/02/09	Chinese Yuan Renminbi	8,900,000	1,337,340	1,311,507	(25,833)
12/17/09	Chinese Yuan Renminbi	4,000,000	565,771	591,615	25,844
5/04/09	Colombian Peso	560,000,000	238,298	244,259	5,961
5/07/09	Colombian Peso	1,248,000,000	542,086	544,149	2,063
6/04/09	Colombian Peso	411,000,000	174,894	178,290	3,396
5/19/09	Euro	1,130,000	1,493,487	1,496,440	2,953
6/03/09	Euro	6,725,000	8,843,092	8,905,314	62,222
6/09/09	Euro	1,962,000	2,616,741	2,598,036	(18,705)
6/11/09	Euro	1,280,000	1,619,334	1,694,932	75,598
6/23/09	Euro	150,000	195,158	198,614	3,456
6/24/09	Euro	3,820,000	4,987,356	5,058,025	70,669
7/06/09	Euro	250,000	337,500	331,005	(6,495)
5/04/09	Hungarian Forint	117,000,000	502,038	538,298	36,260
6/03/09	Hungarian Forint	255,000,000	1,098,112	1,165,586	67,474
6/04/09	Hungarian Forint	117,000,000	530,444	534,679	4,235
5/18/09	Indonesian Rupiah	2,500,000,000	204,148	235,455	31,307
6/19/09	Indonesian Rupiah	5,788,000,000	494,412	541,366	46,954
5/19/09	Japanese Yen	37,000,000	372,796	374,708	1,912
6/09/09	Japanese Yen	1,073,000,000	10,943,731	10,869,693	(74,038)
6/11/09	Japanese Yen	23,000,000	228,549	233,002	4,453
6/08/09	Malaysian Ringgit	3,530,000	964,602	990,269	25,667
5/04/09	Mexican Peso	38,055,000	2,788,792	2,757,010	(31,782)
6/09/09	Mexican Peso	54,920,000	3,804,913	3,954,768	149,855
6/29/09	Mexican Peso	33,960,000	2,429,663	2,437,520	7,857
5/06/09	New Turkish Lira	1,070,000	664,984	668,942	3,958
5/27/09	New Turkish Lira	900,000	552,452	559,663	7,211
6/09/09	New Zealand Dollar	3,115,000	1,691,213	1,769,004	77,791
6/11/09	New Zealand Dollar	2,150,000	1,075,000	1,220,844	145,844
6/09/09	Norwegian Krone	9,335,000	1,398,234	1,418,154	19,920

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
BUYS
6/11/09	Norwegian Krone	6,950,000	$978,873	$1,055,758	$76,885
7/16/09	Peruvian New Sol	1,490,000	484,395	496,512	12,117
6/03/09	Polish Zloty	2,560,000	719,977	765,051	45,074
6/09/09	Polish Zloty	10,350,000	2,892,041	3,091,899	199,858
6/11/09	Russian Ruble	25,310,000	684,178	756,734	72,556
9/18/09	Russian Ruble	16,360,000	462,129	474,931	12,802
9/21/09	Russian Ruble	9,190,000	261,080	266,546	5,466
5/11/09	Singapore Dollar	835,000	556,351	565,153	8,802
6/09/09	Singapore Dollar	165,000	106,412	111,669	5,257
5/20/09	South African Rand	16,295,000	1,744,302	1,923,234	178,932
7/20/09	South African Rand	5,000,000	550,600	583,369	32,769
6/09/09	Swedish Krona	16,775,000	2,045,918	2,099,331	53,413
6/11/09	Swedish Krona	1,800,000	223,711	225,264	1,553
5/19/09	Swiss Franc	72,000	62,962	63,148	186
6/09/09	Swiss Franc	7,060,000	6,085,254	6,193,884	108,630
5/04/09	Taiwan Dollar	17,000,000	504,077	514,007	9,930
5/11/09	Taiwan Dollar	11,265,000	335,818	341,194	5,376
					$2,965,287
SELLS
6/09/09	Australian Dollar	4,510,000	2,895,969	3,291,006	$(395,037)
5/05/09	Brazilian Real	13,826,000	6,217,182	6,361,753	(144,571)
6/02/09	Brazilian Real	4,140,000	1,859,273	1,890,129	(30,856)
6/09/09	British Pound	1,935,000	2,741,849	2,863,519	(121,670)
6/11/09	British Pound	480,000	676,320	710,331	(34,011)
6/24/09	British Pound	170,000	247,860	251,578	(3,718)
6/09/09	Canadian Dollar	7,870,000	6,154,859	6,592,572	(437,713)
5/13/09	Chinese Yuan Renminbi	1,740,000	265,151	255,131	10,020
5/14/09	Chinese Yuan Renminbi	3,460,000	479,390	507,357	(27,967)
6/08/09	Chinese Yuan Renminbi	2,040,000	281,963	299,525	(17,562)
5/04/09	Colombian Peso	560,000,000	225,352	244,259	(18,907)
5/07/09	Colombian Peso	1,248,000,000	519,294	544,149	(24,855)
6/04/09	Colombian Peso	1,363,000,000	519,097	591,264	(72,167)
6/30/09	Colombian Peso	560,000,000	236,187	242,204	(6,017)
7/01/09	Colombian Peso	901,000,000	347,742	389,645	(41,903)
7/17/09	Colombian Peso	560,000,000	233,188	241,716	(8,528)
8/05/09	Colombian Peso	658,000,000	283,621	283,895	(274)
5/08/09	Euro	1,890,000	2,498,013	2,502,995	(4,982)
6/03/09	Euro	7,741,000	9,833,786	10,250,713	(416,927)
6/09/09	Euro	1,955,000	2,570,009	2,588,767	(18,758)
6/11/09	Euro	405,000	543,988	536,287	7,701

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
SELLS
6/23/09	Euro	150,000	$204,720	$198,614	$6,106
6/24/09	Euro	2,530,000	3,284,142	3,349,949	(65,807)
7/06/09	Euro	250,000	336,125	331,005	5,120
5/06/09	Hong Kong Dollar	4,200,000	542,023	541,936	87
5/04/09	Hungarian Forint	117,000,000	533,881	538,298	(4,417)
6/03/09	Hungarian Forint	137,000,000	571,119	626,217	(55,098)
5/11/09	Israeli Shekel	4,120,000	993,969	992,279	1,690
6/30/09	Israeli Shekel	4,330,000	1,025,580	1,042,706	(17,126)
6/09/09	Japanese Yen	1,268,000,000	13,044,789	12,845,080	199,709
6/11/09	Japanese Yen	63,000,000	645,492	638,222	7,270
6/24/09	Japanese Yen	166,000,000	1,735,436	1,682,011	53,425
6/08/09	Malaysian Ringgit	3,060,000	814,812	858,420	(43,608)
5/04/09	Mexican Peso	38,055,000	2,747,896	2,757,009	(9,113)
6/09/09	Mexican Peso	68,050,000	4,717,803	4,900,255	(182,452)
6/29/09	Mexican Peso	20,200,000	1,440,491	1,449,879	(9,388)
7/20/09	Mexican Peso	4,320,000	325,866	309,127	16,739
5/06/09	New Turkish Lira	5,688,000	3,342,781	3,556,022	(213,241)
6/09/09	New Zealand Dollar	1,730,000	961,227	982,465	(21,238)
6/11/09	New Zealand Dollar	655,000	382,756	371,932	10,824
6/09/09	Norwegian Krone	8,400,000	1,248,963	1,276,111	(27,148)
6/11/09	Norwegian Krone	1,800,000	272,707	273,434	(727)
7/16/09	Peruvian New Sol	1,705,000	548,584	568,157	(19,573)
9/04/09	Peruvian New Sol	2,800,000	841,346	932,267	(90,921)
10/26/09	Peruvian New Sol	930,000	297,125	309,088	(11,963)
7/17/09	Philippine Peso	13,100,000	271,390	268,767	2,623
5/11/09	Polish Zloty	1,130,000	299,195	338,242	(39,047)
6/03/09	Polish Zloty	2,560,000	698,663	765,051	(66,388)
6/09/09	Polish Zloty	9,290,000	2,463,678	2,775,241	(311,563)
9/18/09	Russian Ruble	35,700,000	1,332,476	1,036,371	296,105
9/21/09	Russian Ruble	25,590,000	967,540	742,211	225,329
11/16/09	Russian Ruble	18,900,000	554,414	539,030	15,384
11/18/09	Russian Ruble	11,500,000	324,401	327,776	(3,375)
5/11/09	Singapore Dollar	4,580,000	2,947,233	3,099,883	(152,650)
6/09/09	Singapore Dollar	5,000	3,327	3,384	(57)
5/20/09	South African Rand	16,295,000	1,622,927	1,923,234	(300,307)
7/20/09	South African Rand	600,000	69,662	70,004	(342)

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Strategic Income Fund (continued)
SELLS
6/09/09	Swedish Krona	17,240,000	$1,934,527	$2,157,523	$(222,996)
6/11/09	Swedish Krona	5,780,000	629,630	723,346	(93,716)
5/14/09	Swiss Franc	590,000	514,834	517,427	(2,593)
6/09/09	Swiss Franc	6,700,000	5,767,558	5,878,050	(110,492)
5/04/09	Taiwan Dollar	17,000,000	501,475	514,007	(12,532)
6/04/09	Taiwan Dollar	17,000,000	504,451	518,482	(14,031)
7/01/09	Taiwan Dollar	42,000,000	1,232,394	1,284,450	(52,056)
					$(3,122,256)
International Bond Fund
BUYS
6/17/09	Australian Dollar	1,020,000	686,521	743,937	$57,416
6/17/09	British Pound	270,000	387,013	399,563	12,550
6/17/09	Canadian Dollar	400,000	316,068	335,094	19,026
5/27/09	Euro	1,290,000	1,709,720	1,708,275	(1,445)
5/20/09	Japanese Yen	393,000,000	4,117,339	3,980,058	(137,281)
6/03/09	Norwegian Krone	3,700,000	518,979	562,220	43,241
6/03/09	Polish Zloty	2,330,000	618,492	696,316	77,824
6/03/09	Swedish Krona	3,230,000	351,293	404,223	52,930
					$124,261
SELLS
6/17/09	Australian Dollar	1,575,000	1,012,624	1,148,727	$(136,103)
6/17/09	British Pound	986,312	1,381,308	1,459,605	(78,297)
6/17/09	Canadian Dollar	455,000	358,870	381,169	(22,299)
5/27/09	Euro	3,090,000	3,912,805	4,091,915	(179,110)
5/20/09	Japanese Yen	50,000,000	515,471	506,369	9,102
6/17/09	Mexican Peso	8,640,000	630,355	621,355	9,000
6/03/09	Polish Zloty	2,700,000	795,123	806,890	(11,767)
					$(409,474)
Capital Appreciation Fund
BUYS
5/07/09	Japanese Yen	21,016,219	213,623	212,801	$(822)
International Equity Fund
BUYS
5/14/09	Euro	358,448	475,696	474,695	$(1,001)
Focused International Fund
BUYS
5/06/09	British Pound	257,724	381,999	381,406	$(593)
5/04/09	Euro	275,997	363,378	365,517	2,139
5/07/09	Japanese Yen	5,359,005	54,471	54,263	(208)
5/08/09	Japanese Yen	26,709,160	271,490	270,449	(1,041)
5/05/09	Swiss Franc	499,034	440,492	437,595	(2,897)
					$(2,600)

Notes to Financial Statements (Unaudited) (Continued)

Settlement Date	Contracts to Deliver/Receive	Units of Currency	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
Focused International Fund (continued)
SELLS
5/05/09	Euro	292,295	$386,648	$387,102	$(454)
5/05/09	British Pound	75,387	111,082	111,565	(483)
5/06/09	British Pound	143,253	212,330	212,000	330
					$(607)

Delayed Delivery Transactions, When-Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a "when-issued" or delayed delivery or on a forward commitment basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

The Fund(s) had securities purchased on a forward commitment basis as shown in the Portfolios of Investments at April 30, 2009.

Financial Futures Contracts

A Fund may enter into futures contracts, including commodity futures contracts, stock index futures contracts, foreign currency futures contracts and fixed income futures contracts. These transactions generally serve as hedging strategies. They are designed to protect a Fund's current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund's exposure to certain markets; in an effort to enhance income; as a cash management tool or for non-hedging purposes as a means of making direct investments in foreign currencies. Futures contracts are contracts for delayed delivery of securities or commodities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value if the sub-adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

A Fund may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

Notes to Financial Statements (Unaudited) (Continued)

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the sub-adviser may incorrectly forecast the direction of exchange rates or of the underlying securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses.

The Fund(s) listed in the following table had open futures contracts at April 30, 2009:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS
91	U.S. Treasury Note 10 Year	6/19/09	$11,005,313	$38,049
Core Bond Fund
BUYS
61	U.S. Treasury Note 10 Year	6/19/09	7,377,188	$(26,441)
Strategic Income Fund
BUYS
4	ASX SPI 200 Index	6/18/09	275,483	$8,123
2	S&P MIB Index	6/19/09	247,852	64,415
34	NASDAQ 100 E Mini Index	6/19/09	947,580	134,545
2	IBEX 35 Index	5/15/09	235,615	8,232
59	German Euro Bonds	6/08/09	9,062,293	(51,703)
57	U.S. Treasury Bond 30 Year	6/19/09	6,986,062	(316,091)
9	Canada Government Bonds 30 Year	6/19/09	933,733	(15,887)
13	MSCI Taiwan Index	5/26/09	302,640	27,143
46	U.S. Treasury Note 5 Year	6/30/09	5,388,469	(32,681)
8	S&P/ TSE 60 Index	6/18/09	755,677	48,935
				$(124,969)
SELLS
11	FTSE 100 Index	6/19/09	684,854	$(75,628)
1	Nikkei 225 Index	6/11/09	44,881	(2,348)
41	SGX CNX Nifty Index	5/28/09	285,934	901
1	UK Long Gilt Bond	6/26/09	178,476	3,459
93	U.S. Treasury Note 2 Year	6/30/09	20,231,859	(14,187)
3	DAX Index	6/19/09	476,617	(78,460)
73	S&P 500 Emini Index	6/19/09	3,175,500	(391,604)
16	Japan Government Bond 10 Year	6/10/09	2,217,578	4,679
18	Mexico Bolsa Index	6/19/09	287,990	(27,769)
37	OMX 30 Stock Index	5/15/09	351,686	(18,333)
10	CAC-40 Euro Index	5/15/09	413,330	(26,566)
92	German Euro Bund	6/08/09	14,929,088	(10,924)
119	U.S. Treasury Note 10 Year	6/19/09	14,391,562	222,069
6	Nikkei 225 Index	6/12/09	538,275	(110,586)
5	Hang Seng China Enterprise Index	5/27/09	291,837	(10,524)
				$(535,821)

Notes to Financial Statements (Unaudited) (Continued)

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Balanced Fund
BUYS
108	S&P 500 Emini Index	6/19/09	$4,698,000	$387,327

Options

The Funds may engage in options transactions, such as writing put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund's portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, the Funds may also purchase and write options on foreign currencies that are privately negotiated or traded on U.S. or foreign exchanges for hedging purposes to protect against declines in the U.S. dollar value of foreign currency denominated portfolio securities held by the Fund and against increases in the U.S. dollar cost of securities to be acquired. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although if rates move adversely, a Fund may forfeit the entire amount of the premium plus related transaction costs. A Fund may also invest in options on foreign currencies for non-hedging purposes as a means of making direct investments in foreign currencies.

By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of security prices, indexes of interest rates, futures contracts and swap agreements. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. Premiums paid for purchasing options which expire are treated as realized losses. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual sale of securities.

The buyer of a typical put option can expect to realize a gain if the price of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option's strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

The Funds may also "write" put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid

Notes to Financial Statements (Unaudited) (Continued)

for a put option a Fund has written, however, a Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option's underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price increase. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by a primary pricing source chosen by the Trust.

The Fund(s) listed in the following table had open written option contracts at April 30, 2009:

Notional Amount	Expiration Date	Description	Premiums Received	Value
Value Fund
$30,600	7/18/09	Aetna, Inc., Strike 17.50	$40,453	$19,890

Transactions in written option contracts during the period ended April 30, 2009, were as follows:

	Number of Contracts	Premiums Received
Strategic Income Fund
Options outstanding at October 31, 2008	172,940,000	$110,699
Options written	1,084,290,000	(669,634)
Options terminated in closing purchase transactions	(1,257,230,000)	558,935
Options outstanding at April 30, 2009	-	$-
Value Fund
Options outstanding at October 31, 2008	-	$-
Options written	7,846	574,613
Options terminated in closing purchase transactions	(7,540)	(534,160)
Options outstanding at April 30, 2009	306	$40,453

Notes to Financial Statements (Unaudited) (Continued)

Disclosures about Credit Derivatives

The Funds adopted FASB Staff Position No. 133-1 and FASB Interpretation No. 45-4 "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161" ("FSP"), effective November 1, 2008. This FSP applies to certain credit derivatives and hybrid instruments that have embedded credit derivatives (for example, credit-linked notes) and certain guarantees. A credit derivative is a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the contract. Examples of credit derivatives within the scope of this FSP include, but are not limited to, credit default swaps, credit spread options and credit index products. Potential losses related to hybrid instruments that have embedded credit derivatives are limited to the initial cost of investments.

As of April 30, 2009, the Strategic Income Fund has sold credit protection through credit default swaps to gain exposure to the credit risk of individual securities and/or indexes that are either unavailable or considered to be less attractively priced in the bond market. The Fund has also engaged in pairs trades by purchasing protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. Pair trades attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. In addition, the Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

As of April 30, 2009, the Fund had no recourse provisions under the credit derivatives and held no collateral which could offset or reduce potential payment under a triggering event.

See also "Swaps, Caps, Floors and Collars" below for a description of the credit ratings of the entities referenced to the credit exposure, the nature of each credit derivative, notional amounts and fair value of each credit derivative at April 30, 2009. The credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference entity rating represents the likelihood of a potential payment by the Strategic Income Fund if the reference entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold protection.

Swaps, Caps, Floors and Collars

A typical swap agreement involves the exchange by the Fund with another party of commitments to pay or receive cash flows, such as an exchange of floating interest rate payments for fixed interest rate payments with respect to a notional amount of principal. There are various types of swaps, including, for example, interest rate swaps, credit default swaps, total return swaps, and caps, floors, and collars.

Interest rate swaps. Interest rate swaps involve the exchange by the Fund with another party of interest payments, such as an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. For example, a Fund may enter into an interest rate swap in order to protect against declines in the value of fixed income securities held by the Fund. In such an instance, the Fund may agree with a counterparty to pay a fixed rate (multiplied by a notional amount) and the counterparty to pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund's portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction.

Credit default swaps. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a specified issuer. One party,

Notes to Financial Statements (Unaudited) (Continued)

acting as a "protection buyer," makes periodic payments to the other party, a "protection seller," in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event occurs with respect to a referenced bond or group of bonds. The credit events that would trigger the seller to make payment are specific to each credit default swap contract. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. Acting as a protection seller allows the Fund to create an investment exposure similar to a bond. Acting as a protection buyer allows the Fund potentially to reduce its credit exposure to a bond it owns or to take a "short" position in a bond it does not own.

As the protection buyer in a credit default swap, the Fund pays a periodic premium to the protection seller over the term of the credit default swap in return for the right to deliver specified bonds or loans (such as those of a U.S. or foreign issuer or a basket of such issuers) of a referenced issuer to the protection seller and receive the par (or other agreed-upon) value of such bonds or loans upon a default (or similar event) by the referenced issuer during the term of the credit default swap. Alternatively, the protection seller would make a cash payment to the Fund equal to the decline in value of such bonds or loans (or other agreed-upon value) as a result of the default. If no default occurs during the term of the credit default swap, the protection seller keeps the stream of payments and has no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the protection seller may itself default under the terms of the credit default swap ( e.g. the protection seller might become insolvent) or may fail to satisfy its payment obligations to the Fund in the event of a default (or similar event) by the referenced issuer. In addition, when the Fund is the protection buyer, the credit default swap would generate income in the event of a default (or similar event) by the referenced issuer. The Fund would also generate income if the market value of the credit default swap increased and the Fund sold the credit default swap prior to its maturity.

The Fund may also use credit default swaps to establish a long position in a referenced issuer of bonds or loans (or in a basket of such issuers) by acting as the protection seller in a credit default swap. As the protection seller, the Fund receives periodic payments from the protection buyer over the term of the credit default swap. The Fund would be required to pay the par (or other agreed-upon) value of specified bonds or loans of the referenced issuer to the protection buyer in the event of a default (or similar event) by the referenced issuer. Alternatively, the Fund would make a cash payment to the protection buyer equal to the decline in value of such bonds or loans (or other agreed-upon value) as a result of the default. If no default by the referenced issuer occurs, the Fund would keep the stream of payments and would have no further payment obligations. Acting as the protection seller in a credit default swap may add economic leverage to the Fund's portfolio as, in addition to its total net assets, the Fund has a contingent obligation of up to the notional amount of the swap.

During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through the valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Total return swaps. In a total return swap, payments made by the Fund or the counterparty are based on the total return of an underlying asset(s), which may include an equity or fixed-income security, a combination of such securities, or an index. The value of the swap position as well as the payments required to be made by the Fund or the counterparty will increase or decrease depending on the changes in value of the underlying asset(s). In a total return swap, one party will agree to pay to the other the increase in value of an underlying asset in return for the agreement by the other party to make periodic floating rate payments plus the amount of any decline in the value of the underlying asset.

Notes to Financial Statements (Unaudited) (Continued)

Caps, floors, collars. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Funds will maintain cash or liquid assets in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will segregate assets with a daily value at least equal to the full amount of a Fund's accrued obligation under the agreement.

During the term of a swap transaction, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund's basis in the contract.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

Risk Factors in Swap Contracts and Other Two-Party Contracts. The most significant factor in the performance of swaps, caps, floors, and collars and other similar transactions is the change in the value of the underlying price, rate, or index level that determines the amount of payments to be made under the arrangement. If the investment adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used.

In addition, a Fund may only close out a swap, cap, floor, collar, or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. For example, because the contract for each two-party derivatives transaction is individually negotiated with a specific counterparty, a Fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund when the Fund seeks to enforce its contractual rights. The cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under a derivatives contract or that those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund(s) listed in the following table had open swap agreements at April 30, 2009. As previously stated, notional amounts represent the maximum potential amount of future payments (undiscounted) the Funds could be required to make under the credit derivatives with sold protection.

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
Credit Default Swaps
300,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	$(9,405)
1,050,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	(28,405)
900,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(28,215)
1,250,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	48
400,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350)%	Southwest Airlines Co.	(15,412)
							(81,389)
225,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	65,321
							65,321
650,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(4,376)
							(4,376)
							$(20,444)
Core Bond Fund
Credit Default Swaps
2,737,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	$(85,820)
912,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(28,606)
3,800,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	145
3,300,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	(89,274)
1,500,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350)%	Southwest Airlines Co.	(57,794)
							(261,349)
4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	352,595
825,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	239,510
							592,105
2,200,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(14,812)
							(14,812)
							$315,944
Diversified Bond Fund
Credit Default Swaps
200,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	$58,063
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	98,674
							156,737
237,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(7,446)
800,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	31

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)
Diversified Bond Fund
Credit Default Swaps (continued)
712,500	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	$(22,337)
900,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	(24,347)
400,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350)%	Southwest Airlines Co.	(15,412)
							(69,511)
600,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(4,040)
							(4,040)
							$83,186
Interest Rate Swaps
5,000,000	CAD	3/24/19	Bank of America NA		Fixed 2.630%	CAD-BA-CDOR	$123,969
9,400,000	GBP	4/03/14	Bank of America NA		6 Month GBP LIBOR	Fixed 3.047%	5,657
3,000,000	CAD	3/24/29	Bank of America NA		CAD-BA-CDOR	Fixed 3.720%	(83,996)
1,700,000	GBP	4/03/24	Bank of America NA		Fixed 3.987%	6 Month GBP LIBOR	(11,396)
15,600,000	GBP	4/03/11	Bank of America NA		Fixed 2.056%	6 Month GBP LIBOR	27,129
							$61,363
Strategic Income Fund
Credit Default Swaps
110,000	USD	1/20/14	Barclays Bank PLC	Sell	30.500%	Bolivarian Republic of Venezuela (S&P Rating: A1)	$53,631
							53,631
230,000	USD	3/20/13	Citigroup	Buy	(5.100)%	Republic of Pakistan	(95,709)
275,000	USD	12/20/13	Citigroup	Buy	(5.250)%	Republic of Turkey	(31,162)
230,000	USD	8/20/13	Citigroup	Buy	(4.180)%	Ukraine Bond	106,137
580,000	USD	10/20/13	Citigroup	Buy	(6.650)%	Ukraine Bond	245,943
220,000	USD	2/20/14	Citigroup	Sell	3.750%	United Mexican States	8,412
							233,621
230,000	USD	10/20/13	Credit Suisse Securities LLC	Buy	(5.300)%	Lemex Anonima Bursatil De Capital	35,036
170,000	USD	3/20/13	Credit Suisse Securities LLC	Buy	(4.950)%	Development Bank of Kazakhstan	(69,634)
940,000	USD	2/20/13	Credit Suisse Securities LLC	Buy	(3.750)%	Development Bank of Kazakhstan	(269,822)
405,000	USD	4/20/11	Credit Suisse Securities LLC	Sell	3.250%	Ford Motor Credit Co. (S&P Rating: A1+)	(206,262)
							(510,682)
240,000	USD	12/20/16	Deutsche Bank	Buy	(1.710)%	Republic of Peru	18,548
							18,548
110,000	USD	11/20/13	Goldman Sachs & Co.	Buy	(3.450)%	Petroleos Mexicanos	(2,486)
30,000	USD	5/20/13	Goldman Sachs & Co.	Sell	6.350%	Republic of Venezuela (S&P Rating: A1+)	(7,346)
650,000	USD	8/20/13	Goldman Sachs & Co.	Buy	(4.220)%	Ukraine Bond	299,413

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund
Credit Default Swaps (continued)
320,000	USD	5/28/13	Goldman Sachs & Co.	Buy	(7.400)%	JSC VTB Bank	$(6,437)
545,000	USD	12/20/13	Goldman Sachs & Co.	Buy	(5.250)%	Republic of Turkey	(62,748)
12,000,000	RUB	5/13/09	Goldman Sachs & Co.	Buy	Up-front payment of (5.000)%	Default and redemption of OJSC Russian Agricultural Bank	(90,792)
							129,604
130,000	USD	9/20/13	JP Morgan Chase	Sell	2.680%	Republic of Turkey (S&P Rating: A1+)	(1,068)
110,000	USD	8/20/13	JP Morgan Chase	Sell	2.640%	Republic of Turkey (S&P Rating: A1+)	(1,120)
							(2,188)
1,070,000	USD	8/20/13	Merrill Lynch International	Buy	(4.300)%	Ukraine Bond	491,104
							491,104
140,000	USD	6/20/10	Morgan Stanley & Co.	Sell	8.750%	YASAR (S&P Rating: A1+)	(20,608)
340,000	USD	3/20/12	Morgan Stanley & Co.	Buy	(4.780)%	Development Bank of Kazakhstan	(140,579)
920,000	USD	3/24/13	Morgan Stanley & Co.	Sell	1.300%	USD 110,000,000 Eurobonds (S&P Rating: A1)	(75,028)
140,000	USD	10/20/09	Morgan Stanley & Co.	Sell	8.500%	YASAR (S&P Rating: A1+)	(11,235)
110,000	USD	1/20/10	Morgan Stanley & Co.	Sell	30.000%	Bolivarian Republic of Venezuela (S&P Rating: A1)	21,913
340,000	USD	3/20/13	Morgan Stanley & Co.	Buy	(4.880)%	Development Bank of Kazakhstan	(139,808)
							(365,345)
230,000	USD	10/20/13	UBS AG	Buy	(5.300)%	Lemex Anonima Bursatil De Capital	35,036
465,000	USD	6/20/17	UBS AG	Sell	1.450%	Republic of the Philippines (S&P Rating: A1+)	(48,439)
							(13,403)
							$34,890

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund
Interest Rate Swaps
3,000,000	MXN	5/17/18	Banco Santander SA	MXN-TIIE-Banxico	Fixed 8.645%	$13,798
540,000	BRL	1/02/17	Banco Santander SA	Brazil Interbank Deposit Rate	Fixed 13.550%	6,470
3,220,000	MXN	5/03/18	Banco Santander SA	MXN-TIIE-Banxico	Fixed 8.570%	13,676
8,400,000	MXN	9/27/13	Banco Santander SA	MXN-TIIE-Banxico	Fixed 8.540%	38,347
2,980,000	BRL	1/02/12	Banco Santander SA	Brazil Interbank Deposit Rate	Fixed 14.900%	94,556
1,210,000	BRL	1/02/12	Banco Santander SA	Brazil Interbank Deposit Rate	Fixed 13.910%	40,050

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund
Interest Rate Swaps (continued)
7,700,000	MXN	2/06/14	Banco Santander SA	MXN-TIIE-Banxico	Fixed 8.060%	$24,133
						231,030
143,000,000	HUF	9/19/13	Barclays Bank PLC	HUF-BUBOR-Reuters	Fixed 7.820%	3,799
80,000,000	HUF	10/08/18	Barclays Bank PLC	HUF-BUBOR-Reuters	Fixed 7.180%	(14,204)
6,660,000	DKK	4/03/19	Barclays Bank PLC	Fixed 3.845%	DKK-CIBOR-DKNA13	(16,817)
9,910,000	SEK	4/03/19	Barclays Bank PLC	SEK-STIBOR-SIDE	Fixed 3.185%	(25,523)
6,125,000	ZAR	4/03/14	Barclays Bank PLC	ZAR-JIBAR-SAFEX	Fixed 8.100%	(8,080)
						(60,825)
79,000,000	HUF	10/08/18	Citigroup	HUF-BUBOR-Reuters	Fixed 7.200%	(13,528)
81,000,000	HUF	10/03/18	Citigroup	HUF-BUBOR-Reuters	Fixed 7.180%	(14,582)
14,500,000	MXN	11/24/11	Citigroup	MXN-TIIE-Banxico	Fixed 8.920%	68,955
42,200,000	JPY	3/10/19	Citigroup	Fixed 1.236%	JPY-LIBOR-BBA	1,554
						42,399
300,000	TRY	2/09/12	Credit Suisse Securities LLC	USD-LIBOR-BBA	Fixed 17.300%	(3,053)
3,130,000	MXN	12/17/26	Credit Suisse Securities LLC	MXN-TIIE-Banxico	Fixed 8.300%	747
3,300,000	MXN	9/27/13	Credit Suisse Securities LLC	MXN-TIIE-Banxico	Fixed 8.560%	15,252
550,000	ILS	12/15/18	Credit Suisse Securities LLC	ILS-TELBOR01-Reuters	Fixed 4.940%	(61)
510,000	ILS	12/22/18	Credit Suisse Securities LLC	ILS-TELBOR01-Reuters	Fixed 4.650%	(3,036)
3,320,000	MXN	1/22/19	Credit Suisse Securities LLC	MXN-TIIE-Banxico	Fixed 8.050%	4,773
200,000	TRY	2/07/12	Credit Suisse Securities LLC	USD-LIBOR-BBA	Fixed 17.250%	(1,658)
365,043	TRY	2/27/12	Credit Suisse Securities LLC	USD-LIBOR-BBA	Fixed 16.750%	(15,212)
						(2,248)
1,177,584	USD	10/15/10	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of WTI Trading Ltd.	(61,169)
490,000	MXN	5/13/15	Deutsche Bank	USD-LIBOR-BBA	Fixed 5.460%	49,646
270,000	MXN	6/23/15	Deutsche Bank	USD-LIBOR-BBA	Fixed 5.250%	19,632
						8,109
540,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.160%	10,643
900,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.300%	19,253
560,000	BRL	1/02/14	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.870%	6,174
2,700,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.390%	29,806
5,900,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 10.670%	(74,765)
1,750,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 13.900%	28,027

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund
Interest Rate Swaps (continued)
5,100,000	MXN	9/27/13	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 8.540%	$23,282
2,000,000	PLN	10/08/18	Goldman Sachs & Co.	PLZ-WIBOR-WIBO	Fixed 5.330%	25,932
48,000,000	MXN	11/11/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 10.000%	95,784
17,600,000	MXN	11/21/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.270%	94,723
610,000	BRL	1/02/12	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.050%	21,427
930,000	BRL	1/02/15	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.290%	(682)
1,100,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 13.100%	7,309
540,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 13.670%	7,311
14,600,000	MXN	11/18/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.350%	80,492
28,000,000	CZK	12/06/10	Goldman Sachs & Co.	CZK-PRIBOR-PRBO	Fixed 2.760%	(9,639)
1,110,000	BRL	1/02/14	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.920%	13,127
2,030,000	BRL	1/02/15	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.260%	(2,521)
7,210,000	MXN	1/10/18	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 8.140%	16,542
2,450,000	PLN	8/26/10	Goldman Sachs & Co.	PLZ-WIBOR-WIBO	Fixed 6.140%	40,468
270,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 14.100%	4,955
2,100,000	PLN	10/03/18	Goldman Sachs & Co.	PLZ-WIBOR-WIBO	Fixed 5.320%	26,818
13,200,000	CZK	10/08/18	Goldman Sachs & Co.	CZK-PRIBOR-PRBO	Fixed 3.760%	13,428
17,800,000	MXN	11/22/11	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 9.080%	89,724
4,370,000	MXN	8/27/26	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 8.729%	14,268
8,000,000	MXN	5/18/29	Goldman Sachs & Co.	MXN-TIIE-Banxico	Fixed 8.458%	5,602
900,000	BRL	1/02/17	Goldman Sachs & Co.	Brazil Interbank Deposit Rate	Fixed 12.800%	1,932
6,665,000	SEK	2/10/19	Goldman Sachs & Co.	SEK-STIBOR-SIDE	Fixed 3.380%	(1,230)
						588,190
122,000,000	HUF	6/06/13	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 8.480%	12,784
160,000,000	HUF	12/17/10	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 8.600%	(11,929)
2,855,000	MXN	6/01/18	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 9.320%	22,650
14,100,000	MXN	11/24/11	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 8.920%	67,021
2,700,000	BRL	1/02/12	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 12.380%	29,402
1,500,000	BRL	1/02/17	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 13.900%	23,792
1,640,000	PLN	8/08/13	JP Morgan Chase	PLZ-WIBOR-WIBO	Fixed 6.040%	23,207
78,000,000	HUF	8/12/13	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 7.880%	2,931
1,760,000	BRL	1/02/17	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 13.900%	28,187

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund
Interest Rate Swaps (continued)
67,000,000	HUF	9/12/13	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 7.890%	$2,641
80,000,000	HUF	10/08/18	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 7.200%	(13,699)
29,000,000	CZK	10/18/10	JP Morgan Chase	CZK-PRIBOR-PRBO	Fixed 3.300%	36,766
48,000,000	MXN	11/11/11	JP Morgan Chase	MXN-TIIE-Banxico	Fixed 10.000%	95,784
28,000,000	CZK	12/06/10	JP Morgan Chase	CZK-PRIBOR-PRBO	Fixed 2.750%	(9,912)
610,000	BRL	1/02/12	JP Morgan Chase	Brazil Interbank Deposit Rate	Fixed 14.000%	20,987
42,300,000	JPY	3/05/19	JP Morgan Chase	Fixed 1.210%	JPY-LIBOR-BBA	3,281
272,000,000	HUF	2/07/11	JP Morgan Chase	HUF-BUBOR-Reuters	Fixed 8.835%	(5,134)
6,280,000	ZAR	4/02/14	JP Morgan Chase	ZAR-JIBAR-SAFEX	Fixed 8.080%	(8,907)
850,000	CAD	4/30/19	JP Morgan Chase	CAD-BA-CDOR	Fixed 3.000%	-
42,200,000	JPY	3/06/19	JP Morgan Chase	Fixed 1.268%	JPY-LIBOR-BBA	927
						320,779
310,000	TRY	2/06/12	Merrill Lynch International	3 Month Floating Rate USD-LIBOR-BBA	Fixed 17.100%	(4,248)
3,900,000	MXN	5/11/18	Merrill Lynch International	MXN-TIIE-Banxico	Fixed 8.570%	16,622
						12,374
540,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 13.930%	9,097
1,180,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 14.950%	33,187
5,500,000	MXN	11/26/18	Morgan Stanley & Co.	MXN-TIIE-Banxico	Fixed 9.070%	36,580
990,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 12.810%	2,261
430,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 14.880%	12,087
430,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 14.860%	11,981
13,400,000	CZK	10/03/18	Morgan Stanley & Co.	CZK-PRIBOR-PRBO	Fixed 3.830%	17,720
3,000,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 13.900%	47,584
1,180,000	BRL	1/02/17	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 15.000%	33,846
43,650,000	RUB	2/18/13	Morgan Stanley & Co.	USD-LIBOR-BBA	Fixed 7.750%	(515,827)
1,300,000	BRL	1/02/12	Morgan Stanley & Co.	Brazil Interbank Deposit Rate	Fixed 12.050%	8,491
						(302,993)
600,000	BRL	1/02/17	UBS AG	Brazil Interbank Deposit Rate	Fixed 14.340%	13,143
1,550,000	ILS	8/28/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.880%	34,962
1,440,000	ILS	1/07/19	UBS AG	ILS-TELBOR01-Reuters	Fixed 4.780%	(5,535)
1,550,000	ILS	9/04/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.850%	26,045
1,410,000	ILS	12/12/18	UBS AG	ILS-TELBOR01-Reuters	Fixed 5.036%	2,618
						71,233
						$908,048

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)
Total Return Swaps
53,995	GBP	5/08/09	Citigroup	GBP-LIBOR + 0.35%	Total return on a custom basket U.K. equities	$25,299
15	USD	10/07/09	Citigroup	USD-LIBOR-BBA + 0.30%	Total return on the MSCI Belgium Index	3,839
60	USD	10/02/09	Citigroup	Monthly return on the 1 Month USD-LIBOR-BBA	Total return on the MSCI Belgium Index	17,917
2,000,000	KRW	6/11/09	Citigroup	Payments if total return of the Korea Stock Price Index 200 is negative	Payments if total return of the Korea Stock Price Index 200 is positive	(45,674)
77,610	JPY	4/14/10	Citigroup	JPY-LIBOR-BBA	Total return on a custom basket JPY equities	(6,819)
						(5,438)
2,600,000,000	IDR	9/16/11	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	(55,494)
765,000	UAH	4/19/10	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Boryspil Airport bonds	(135,007)
2,318,000,000	VND	1/19/17	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Vietnam bonds	(71,546)
16,800,000	RUB	6/24/12	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Moscoblgaz-Finans	(399,555)
18,645,000	RUB	2/21/12	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of Orengurgskaya IAHK bonds	(464,125)
9,520,000	RUB	3/26/11	Credit Suisse Securities LLC	Up-front payment	Periodic payments and the redemption proceeds of MOSUBL Trust Invest bonds	(164,865)
						(1,290,592)
287,000,000	COP	9/12/14	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Colombia	19,083
896,191	USD	2/09/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(239,779)
420,000	USD	8/19/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(256,355)
278,933	USD	9/01/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Series 2006-A Certificates	(166,942)
875,922	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(19,644)
2,718	USD	10/05/09	Deutsche Bank	1 Month LIBOR + 0.200%	Total return on a custom basket of exchange traded funds	21,787
420,000	USD	2/22/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(243,461)
420,000	USD	8/20/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(260,891)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Net Unrealized Appreciation (Depreciation)
Strategic Income Fund
Total Return Swaps (continued)
5,800,000,000	VND	4/13/17	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Vietnam Shipping Industry Group	$(199,859)
875,968	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(18,989)
420,000	USD	8/18/10	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(214,880)
420,000	USD	2/21/12	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Ukrtelecom	(258,989)
1,337,688	MXN	1/05/11	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Arrendadora Capita Corp. SA and the Capital Corporation de Mexico, SA de C.V.	(30,776)
3,100,000,000	IDR	6/15/21	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	(51,140)
229,333	USD	6/22/13	Deutsche Bank	Up-front payment	Periodic payments and the redemption proceeds of Republic of Indonesia	(48,570)
25,000	USD	3/05/10	Deutsche Bank	1 Month USD Reuters + 0.350%	Total return on a custom basket U.S. equities	40,814
2,396	USD	4/15/10	Deutsche Bank	1 Month USD Reuters + 0.350%	Total return on a custom basket U.S. equities	(91,622)
						(2,020,213)
671,181	USD	2/09/12	Morgan Stanley & Co.	Up-front payment	Periodic payments and the redemption proceeds of WTI Trading Ltd.	(181,490)
3,481,432	RUB	6/30/12	Morgan Stanley & Co.	Up-front payment	Periodic payments and the redemption proceeds of Red Arrow International Leasing Public Ltd. Co.	(38,354)
13,560,637	RUB	8/15/34	Morgan Stanley & Co.	Up-front payment	Periodic payments and the redemption proceeds of EM Whole Loan SA	(258,418)
3,922	EUR	7/01/25	Morgan Stanley & Co.	EUR-LIBOR-BBA	Total return on a custom basket EUR equities	43,999
3,942	EUR	3/05/10	Morgan Stanley & Co.	EUR-LIBOR-BBA	Total return on a custom basket EUR equities	41,745
						(392,518)
245	USD	4/07/10	UBS AG	1 Month USD-LIBOR-BBA	Payments if total return of the MSCI EAFE Index is positive	47,328
						47,328
						$(3,661,433)

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Net Unrealized Appreciation (Depreciation)
Balanced Fund
Credit Default Swaps
105,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	$(3,292)
35,000	USD	3/20/14	Barclays Bank PLC	Buy	(2.150)%	RadioShack Corp.	(1,097)
200,000	USD	12/20/09	Barclays Bank PLC	Buy	(0.550)%	Cox Communications, Inc.	8
140,000	USD	6/20/17	Barclays Bank PLC	Buy	(0.850)%	Sara Lee Corp.	(3,788)
50,000	USD	3/20/14	Barclays Bank PLC	Buy	(3.350)	Southwest Airlines Co.	(1,927)
							(10,096)
25,000	USD	9/20/17	Credit Suisse Securities LLC	Buy	(1.050)%	Brunswick Corp.	7,259
180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriot International, Inc.	15,788
							23,047
100,000	USD	6/20/14	Goldman Sachs & Co.	Buy	(1.000)%	Pitney Bowes, Inc.	(673)
							(673)
							$12,278

BRL Brazilian Real
CAD Canadian Dollar
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PLN Polish Zloty
RUB Russian Ruble
SEK Swedish Krona
TRY New Turkish Lira
UAH Ukrainian Hryvnia
VND Vietnamese Dong
ZAR South African Rand

Structured Notes

The Funds may buy "structured" notes, which are specially-designed debt investments with principal payments or interest payments that are linked to the value of an index (such as a currency or securities index) or commodity. The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note. The values of these notes will fall or rise in response to the changes in the values of the underlying security or index. They are subject to both credit and interest rate risks. Therefore the Fund could receive more or less than it originally invested when a note matures, or it might receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. The prices of these notes may be very volatile and they may have a limited trading market, making it difficult for the Fund to value them or to sell its investment quickly at an acceptable price.

Loan Participations and Assignments

Certain loan participations or assignments acquired by the Fund may involve unfunded commitments of the lenders or revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan documentation. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. At April 30, 2009, Strategic Income Fund had unfunded loan commitments to lend of $2,445,553. These unfunded commitments have been excluded from the Fund's Portfolio of Investments.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a periodic coupon.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Dollar Roll Transactions

The Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed security to a financial institution, such as a bank or broker-dealer, concurrent with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive the interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund. A Fund is compensated for agreeing to repurchase the security by the difference between the current sales price and the price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may be renewed over a period of several months with a different repurchaser or repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, a Fund may enter into a dollar roll transaction involving a security not then in the Fund's

Notes to Financial Statements (Unaudited) (Continued)

portfolio. The Funds account for dollar roll transactions as purchases and sales. If certain criteria are met, these dollar roll transactions may be considered a financing transaction whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

A Fund will segregate cash or other liquid securities in an amount sufficient to meet its obligations under dollar roll transactions or otherwise cover its obligations as permitted by applicable law. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. For example, if the counterparty were to become insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the market value of the securities sold by the Fund may decline below the repurchase price of those securities to be purchased.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class's operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund and Focused International Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

Restricted Securities

Certain securities are restricted as to resale. The Funds generally bear the costs, if any, associated with the disposition of restricted securities. Aggregate cost and value of these securities held at April 30, 2009 were as follows:

	Aggregate Cost	Aggregate Value	Value as Percentage of Funds' Net Assets
Short-Duration Bond Fund	$5,238,090	$2,004,048	0.7%
Core Bond Fund	17,058,160	7,324,076	0.7%
Diversified Bond Fund	4,442,789	1,742,250	0.6%
Strategic Income Fund	781,610	589,445	0.2%
Balanced Fund	614,418	191,212	0.2%

3. Management Fees and Other Transactions

Investment Management Fees

Under agreements between the Trust and Massachusetts Mutual Life Insurance Company ("MassMutual") on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for this service, MassMutual receives advisory fees monthly, based upon each Fund's average daily net assets, at the following annual rates:

Notes to Financial Statements (Unaudited) (Continued)

Money Market Fund	0.35%
Short-Duration Bond Fund	0.40%
Inflation-Protected and Income Fund	0.48%
Core Bond Fund	0.48% of the first $1.5 billion,
0.43% of any excess over $1.5 billion
Diversified Bond Fund	0.50%
Strategic Income Fund	0.55%
High Yield Fund	0.50%
International Bond Fund	0.60%
Balanced Fund	0.48%
Value Fund	0.50%
Enhanced Index Value Fund	0.50%
Enhanced Index Core Equity Fund	0.50%
Main Street Fund	0.65%
Capital Appreciation Fund	0.65%
Enhanced Index Growth Fund	0.50%
Discovery Value Fund	0.80%
Small Capitalization Value Fund	0.70%
Main Street Small Cap Fund	0.58%
Small Company Opportunities Fund	0.58%
Global Fund	0.80%
International Equity Fund	0.85% of the first $1.25 billion,
0.80% of any excess over $1.25 billion
Focused International Fund	0.90%
Strategic Emerging Markets Fund	1.05%

MassMutual has entered into investment sub-advisory agreements with Babson Capital Management LLC ("Babson Capital"), a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these funds. Babson Capital receives a sub-advisory fee from MassMutual, based upon each Fund's average daily net assets, at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%
Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Enhanced Index Value Fund*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Enhanced Index Core Equity Fund*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Enhanced Index Growth Fund*	0.30% of the first $50 million, 0.25% of the next $50 million, 0.20% of any excess over $100 million

Notes to Financial Statements (Unaudited) (Continued)

Sub-advisory fee based on Aggregate Assets. For purposes of these sub-advisory agreements, "Aggregate Assets" means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

MassMutual has entered into investment sub-advisory agreements with its indirect subsidiary OppenheimerFunds, Inc. ("OFI") on behalf of certain funds. These agreements provide that OFI manage the investment and reinvestment of the assets of these funds. OFI receives a sub-advisory fee from MassMutual, based upon each Fund's average daily net assets, at the following annual rates:

Capital Appreciation Fund	0.42% of the first $700 million,
0.25% of any excess over $700 million
Global Fund	0.50% of the first $750 million,
0.28% of the next $50 million,
0.25% of any excess over $800 million

MassMutual has entered into investment sub-advisory agreements with OFI Institutional Asset Management, Inc. ("OFI Institutional"), a wholly-owned subsidiary of OFI, on behalf of certain funds. These agreements provide that OFI Institutional manage the investment and reinvestment of the assets of these funds. OFI Institutional receives a sub-advisory fee from MassMutual, based upon each Fund's average daily net assets, at the following annual rates:

Strategic Income Fund	0.35% of the first $250 million,
0.32% of the next $50 million,
0.30% of the next $50 million,
0.25% of any excess over $350 million
Value Fund	0.23%
Main Street Fund	0.33% of the first $1 billion,
0.30% of any excess over $1 billion
Discovery Value Fund	0.40%
Small Capitalization Value Fund	0.40%
Main Street Small Cap Fund	0.40%
Small Company Opportunities Fund	0.40% of the first $1 billion,
0.30% of any excess over $1 billion
International Equity Fund	0.50% of the first $250 million,
0.475% of the next $250 million,
0.425% of the next $500 million,
0.40% of the next $500 million,
0.375% of any excess over $1.5 billion

MassMutual has entered into investment sub-advisory agreements with its indirect subsidiary Baring International Investment Limited ("Baring") on behalf of certain funds. These agreements provide that Baring manage the investment and reinvestment of the assets of these funds. Baring receives a sub-advisory fee from MassMutual, based upon each Fund's average daily net assets, at the following annual rates:

International Bond Fund	0.30%
Focused International Fund	0.55%
Strategic Emerging Markets Fund	0.65%

Notes to Financial Statements (Unaudited) (Continued)

The Funds' sub-advisory fees are paid out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee monthly, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N
Money Market Fund	0.3266%	0.3266%	0.1766%	0.0766%	N/A
Short-Duration Bond Fund	0.3189%	0.3189%	0.1689%	0.1189%	0.3689%
Inflation-Protected and Income Fund	0.2808%	0.2808%	0.1308%	0.0308%	0.3308%
Core Bond Fund	0.2851%	0.2851%	0.1351%	0.0851%	0.3551%
Diversified Bond Fund	0.3660%	0.3760%	0.2160%	0.1660%	0.4160%
Strategic Income Fund	0.3400%	0.3400%	0.1900%	0.1400%	0.3900%
High Yield Fund	0.3443%	0.3443%	0.1943%	0.1443%	0.3943%
International Bond Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%
Balanced Fund	0.3968%	0.3968%	0.2468%	0.0868%	0.4568%
Value Fund	0.3158%	0.2758%	0.1658%	0.0658%	0.3758%
Enhanced Index Value Fund	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%
Enhanced Index Core Equity Fund	0.2663%	0.2663%	0.1163%	0.0663%	0.3163%
Main Street Fund	0.3100%	0.3100%	0.1600%	0.1100%	0.3600%
Capital Appreciation Fund	0.3000%	0.3000%	0.1500%	0.1000%	0.3500%
Enhanced Index Growth Fund	0.2144%	0.2144%	0.0644%	0.0144%	0.2644%
Discovery Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%
Small Capitalization Value Fund	0.3150%	0.3150%	0.1650%	0.1150%	0.3650%
Main Street Small Cap Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%
Small Company Opportunities Fund	0.2971%	0.2971%	0.1971%	0.0971%	0.3971%
Global Fund	0.3600%	0.3600%	0.2100%	0.1800%	0.4100%
International Equity Fund	0.3192%	0.3192%	0.1692%	0.1392%	0.3692%
Focused International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%
Strategic Emerging Markets Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%

Distribution and Service Fees

MML Distributors, LLC (the "Distributor") acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by its connection with the distribution of Class A shares of the Fund; and (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by its connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the "Sub-Distributor") acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority owned subsidiary of MassMutual.

Notes to Financial Statements (Unaudited) (Continued)

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the following Funds (other than extraordinary litigation and legal expenses, or other non-recurring or unusual expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class A	Class L	Class Y	Class S	Class N
Strategic Income Fund*#	1.1600%	0.8900%	0.7600%	0.7100%	1.3800%
International Bond Fund*	1.2000%	0.9500%	0.8000%	0.7500%	1.5000%
Enhanced Index Core Equity Fund*#	1.0900%	0.8400%	0.6900%	0.5900%	1.4000%
Main Street Fund*#	1.1600%	0.9100%	0.7600%	0.7100%	1.4600%
Capital Appreciation Fund*	1.0900%	0.9700%	0.8200%	0.7100%	1.4600%
Discovery Value Fund*#	1.4000%	1.1500%	1.0000%	0.9300%	1.7000%
Main Street Small Cap Fund*#	1.1400%	0.8900%	0.7900%	0.6900%	1.4900%
Small Company Opportunities Fund*#	1.1400%	0.8900%	0.7900%	0.6900%	1.4900%
Global Fund*#	1.4300%	1.1400%	1.0300%	0.8900%	1.5200%
Focused International Fund**#	1.5800%	1.3300%	1.1800%	1.1500%	1.8800%
Strategic Emerging Markets Fund***#	1.6500%	1.4000%	1.2500%	1.1500%	1.9500%

*

Expense caps in effect through February 28, 2010.

**

Expense caps in effect through March 1, 2009.

***

Expense cap in effect through March 1, 2010.

#

Expense cap excludes Acquired Fund fees and expenses. Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees and, if necessary, a portion of its management fees, in an attempt to allow each class of the Fund to avoid a negative yield. There is no guarantee that a class of the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

MassMutual has agreed to voluntarily waive, through February 28, 2010, administration fees for Classes A, L and N, as follows: 0.18% for Class L and 0.22% for Classes A and N of the Money Market Fund, 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, and 0.15% for the Diversified Bond Fund. MassMutual also agreed to voluntarily waive 0.10% of the administration fees for Classes A and N of the Inflation-Protected and Income Fund and 0.02% of the administration fees for Classes A, L, Y, S and N of the Balanced Fund.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Any amounts deferred shall accrue interest and shall be recorded on the Funds' books as other liabilities. For the period ended April 30, 2009, no significant amounts have been deferred.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds' shares by affiliated parties at April 30, 2009:

Total % Ownership by Related Party
Money Market Fund	78.7%
Short-Duration Bond Fund	92.6%
Inflation-Protected and Income Fund	90.9%
Core Bond Fund	92.7%

Notes to Financial Statements (Unaudited) (Continued)

Total % Ownership by Related Party
Diversified Bond Fund	91.2%
Strategic Income Fund	95.1%
High Yield Fund	88.5%
International Bond Fund	99.8%
Balanced Fund	97.1%
Value Fund	97.5%
Enhanced Index Value Fund	89.7%
Enhanced Index Core Equity Fund	77.5%
Main Street Fund	96.9%
Capital Appreciation Fund	96.8%
Enhanced Index Growth Fund	90.9%
Discovery Value Fund	77.5%
Small Capitalization Value Fund	91.2%
Main Street Small Cap Fund	98.2%
Small Company Opportunities Fund	97.7%
Global Fund	95.7%
International Equity Fund	97.9%
Focused International Fund	88.3%
Strategic Emerging Markets Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended April 30, 2009, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$20,913,498	$233,801,216	$54,885,496	$178,545,936
Inflation-Protected and Income Fund	4,475,289	-	63,018,045	-
Core Bond Fund	276,233,497	1,154,894,701	534,887,042	1,039,665,516
Diversified Bond Fund	69,672,005	307,640,776	142,606,942	294,970,021
Strategic Income Fund	16,667,052	237,187,235	41,873,955	257,442,604
High Yield Fund	-	58,134,059	-	57,643,062
International Bond Fund	-	9,605,985	-	8,615,632
Balanced Fund	14,514,960	106,343,075	24,433,703	102,298,611
Value Fund	-	167,853,433	-	187,714,327
Enhanced Index Value Fund	-	158,426,060	-	162,642,588
Enhanced Index Core Equity Fund	-	10,127,930	-	10,998,401
Main Street Fund	-	40,479,508	-	47,520,988
Capital Appreciation Fund	-	200,049,236	-	218,455,515
Enhanced Index Growth Fund	-	106,309,421	-	106,330,520
Discovery Value Fund	-	19,343,165	-	18,079,488
Small Capitalization Value Fund	-	12,421,572	-	14,484,686
Main Street Small Cap Fund	-	44,254,258	-	46,181,930
Small Company Opportunities Fund	-	66,884,052	-	81,357,532

Notes to Financial Statements (Unaudited) (Continued)

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Global Fund	$-	$55,366,256	$-	$84,886,416
International Equity Fund	-	115,267,656	-	146,035,470
Focused International Fund	-	56,561,772	-	34,919,785
Strategic Emerging Markets Fund	-	57,503,469	-	6,351,155

5. Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Money Market Fund Class A
Sold	245,309,863	$245,309,863	499,460,042	$499,460,049
Issued as reinvestment of dividends	831,389	831,389	6,385,038	6,385,038
Redeemed	(246,070,225)	(246,070,225)	(495,038,325)	(495,038,332)
Net increase (decrease)	71,027	$71,027	10,806,755	$10,806,755
Money Market Fund Class L
Sold	36,750,513	$36,750,513	149,871,483	$149,871,483
Issued as reinvestment of dividends	332,881	332,881	2,512,502	2,512,502
Redeemed	(100,423,235)	(100,423,235)	(124,443,806)	(124,443,806)
Net increase (decrease)	(63,339,841)	$(63,339,841)	27,940,179	$27,940,179
Money Market Fund Class Y
Sold	157,746,291	$157,746,291	496,559,178	$496,559,178
Issued as reinvestment of dividends	796,767	796,767	5,263,279	5,263,279
Redeemed	(172,177,943)	(172,177,943)	(483,661,861)	(483,661,861)
Net increase (decrease)	(13,634,885)	$(13,634,885)	18,160,596	$18,160,596
Money Market Fund Class S
Sold	95,075,492	$95,075,492	358,972,033	$358,972,033
Issued as reinvestment of dividends	1,230,299	1,230,299	7,336,493	7,336,493
Redeemed	(109,904,072)	(109,904,072)	(301,547,328)	(301,547,328)
Net increase (decrease)	(13,598,281)	$(13,598,281)	64,761,198	$64,761,198
Short-Duration Bond Fund Class A
Sold	748,844	$7,122,479	1,677,302	$16,903,132
Issued as reinvestment of dividends	323,243	3,009,390	349,767	3,448,700
Redeemed	(1,354,731)	(12,841,855)	(1,685,853)	(16,758,914)
Net increase (decrease)	(282,644)	$(2,709,986)	341,216	$3,592,918
Short-Duration Bond Fund Class L
Sold	728,001	$6,959,183	4,911,111	$49,269,289
Issued as reinvestment of dividends	609,661	5,688,137	943,914	9,316,431
Redeemed	(3,985,238)	(38,061,589)	(9,874,953)	(99,010,049)
Net increase (decrease)	(2,647,576)	$(25,414,269)	(4,019,928)	$(40,424,329)
Short-Duration Bond Fund Class Y
Sold	840,782	$8,061,593	1,228,880	$12,383,386
Issued as reinvestment of dividends	190,533	1,785,297	269,136	2,669,831
Redeemed	(1,140,141)	(10,906,678)	(3,236,413)	(32,756,431)
Net increase (decrease)	(108,826)	$(1,059,788)	(1,738,397)	$(17,703,214)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Short-Duration Bond Fund Class S
Sold	4,850,321	$46,258,331	4,441,828	$44,962,545
Issued as reinvestment of dividends	785,071	7,395,374	965,044	9,621,489
Redeemed	(9,969,668)	(95,909,693)	(8,499,426)	(86,626,432)
Net increase (decrease)	(4,334,276)	$(42,255,988)	(3,092,554)	$(32,042,398)
Short-Duration Bond Fund Class N
Sold	4,793	$45,589	51,538	$514,816
Issued as reinvestment of dividends	16,280	151,074	20,763	203,897
Redeemed	(22,551)	(213,029)	(103,491)	(1,012,922)
Net increase (decrease)	(1,478)	$(16,366)	(31,190)	$(294,209)
Inflation-Protected and Income Fund Class A
Sold	646,534	$6,096,148	1,639,554	$17,231,585
Issued as reinvestment of dividends	277,507	2,639,093	156,217	1,574,667
Redeemed	(877,239)	(8,250,753)	(1,013,533)	(10,540,845)
Net increase (decrease)	46,802	$484,488	782,238	$8,265,407
Inflation-Protected and Income Fund Class L
Sold	286,185	$2,740,781	1,112,767	$11,822,897
Issued as reinvestment of dividends	283,227	2,721,815	303,726	3,085,856
Redeemed	(997,027)	(9,518,904)	(3,562,969)	(37,847,377)
Net increase (decrease)	(427,615)	$(4,056,308)	(2,146,476)	$(22,938,624)
Inflation-Protected and Income Fund Class Y
Sold	770,487	$7,440,570	2,459,745	$26,362,684
Issued as reinvestment of dividends	599,426	5,766,482	392,717	3,997,854
Redeemed	(2,223,594)	(21,063,362)	(2,118,856)	(22,208,388)
Net increase (decrease)	(853,681)	$(7,856,310)	733,606	$8,152,150
Inflation-Protected and Income Fund Class S
Sold	1,264,558	$12,174,356	3,279,778	$35,013,229
Issued as reinvestment of dividends	763,313	7,350,706	833,373	8,492,070
Redeemed	(5,447,752)	(52,000,680)	(11,022,598)	(117,472,756)
Net increase (decrease)	(3,419,881)	$(32,475,618)	(6,909,447)	$(73,967,457)
Inflation-Protected and Income Fund Class N
Sold	6,080	$58,424	292	$3,105
Issued as reinvestment of dividends	688	6,616	614	6,234
Redeemed	(2,248)	(21,302)	(3,771)	(39,076)
Net increase (decrease)	4,520	$43,738	(2,865)	$(29,737)
Core Bond Fund Class A
Sold	1,280,698	$12,743,458	4,023,113	$43,027,683
Issued as reinvestment of dividends	1,056,680	10,392,861	927,006	9,696,478
Redeemed	(2,417,734)	(24,115,601)	(5,227,860)	(55,025,088)
Net increase (decrease)	(80,356)	$(979,282)	(277,741)	$(2,300,927)
Core Bond Fund Class L
Sold	1,118,826	$11,192,420	8,870,306	$94,699,943
Issued as reinvestment of dividends	1,573,150	15,555,961	1,858,165	19,529,318
Redeemed	(9,016,422)	(90,254,751)	(19,324,443)	(206,595,878)
Net increase (decrease)	(6,324,446)	$(63,506,370)	(8,595,972)	$(92,366,617)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Core Bond Fund Class Y
Sold	1,448,740	$14,615,595	3,263,797	$35,203,593
Issued as reinvestment of dividends	943,429	9,376,888	1,057,007	11,140,856
Redeemed	(6,861,011)	(69,406,196)	(6,653,782)	(71,031,555)
Net increase (decrease)	(4,468,842)	$(45,413,713)	(2,332,978)	$(24,687,106)
Core Bond Fund Class S
Sold	4,898,356	$49,483,336	14,735,432	$159,685,356
Issued as reinvestment of dividends	4,128,739	41,163,966	3,590,424	38,058,498
Redeemed	(14,192,954)	(143,094,415)	(26,423,123)	(287,055,101)
Net increase (decrease)	(5,165,859)	$(52,447,113)	(8,097,267)	$(89,311,247)
Core Bond Fund Class N
Sold	29,944	$302,844	36,898	$388,522
Issued as reinvestment of dividends	1,504	15,005	21,020	218,817
Redeemed	(6,648)	(66,835)	(411,874)	(4,356,875)
Net increase (decrease)	24,800	$251,014	(353,956)	$(3,749,536)
Diversified Bond Fund Class A
Sold	849,479	$8,204,975	1,788,630	$18,854,402
Issued as reinvestment of dividends	246,164	2,329,063	239,724	2,504,062
Redeemed	(885,491)	(8,528,479)	(2,310,233)	(24,188,520)
Net increase (decrease)	210,152	$2,005,559	(281,879)	$(2,830,056)
Diversified Bond Fund Class L
Sold	1,375,862	$13,189,017	3,955,926	$41,311,662
Issued as reinvestment of dividends	843,333	7,920,534	1,021,694	10,600,550
Redeemed	(3,120,106)	(29,947,908)	(9,117,052)	(95,992,088)
Net increase (decrease)	(900,911)	$(8,838,357)	(4,139,432)	$(44,079,876)
Diversified Bond Fund Class Y
Sold	378,196	$3,628,124	404,578	$4,265,115
Issued as reinvestment of dividends	192,364	1,816,234	171,265	1,785,593
Redeemed	(393,182)	(3,796,929)	(2,532,394)	(27,764,987)
Net increase (decrease)	177,378	$1,647,429	(1,956,551)	$(21,714,279)
Diversified Bond Fund Class S
Sold	1,321,937	$12,620,566	4,620,520	$48,598,735
Issued as reinvestment of dividends	797,595	7,506,976	975,214	10,206,131
Redeemed	(8,566,263)	(82,343,731)	(9,858,361)	(105,113,977)
Net increase (decrease)	(6,446,731)	$(62,216,189)	(4,262,627)	$(46,309,111)
Diversified Bond Fund Class N
Sold	11,972	$114,052	37,281	$388,840
Issued as reinvestment of dividends	9,611	90,067	8,393	86,831
Redeemed	(24,677)	(234,934)	(38,611)	(397,124)
Net increase (decrease)	(3,094)	$(30,815)	7,063	$78,547
Strategic Income Fund Class A
Sold	482,033	$3,793,058	1,793,752	$18,821,201
Issued as reinvestment of dividends	109,156	861,240	209,632	2,161,984
Redeemed	(743,030)	(5,756,523)	(1,208,196)	(12,347,418)
Net increase (decrease)	(151,841)	$(1,102,225)	795,188	$8,635,767

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Strategic Income Fund Class L
Sold	792,865	$6,310,164	8,517,228	$90,112,198
Issued as reinvestment of dividends	811,796	6,461,896	1,774,918	18,473,989
Redeemed	(5,692,055)	(44,985,241)	(10,664,306)	(108,374,567)
Net increase (decrease)	(4,087,394)	$(32,213,181)	(372,160)	$211,620
Strategic Income Fund Class Y
Sold	145,827	$1,177,200	877,039	$9,560,095
Issued as reinvestment of dividends	49,617	394,458	114,928	1,196,157
Redeemed	(234,029)	(1,845,219)	(733,076)	(7,600,904)
Net increase (decrease)	(38,585)	$(273,561)	258,891	$3,155,348
Strategic Income Fund Class S
Sold	739,542	$5,629,123	3,517,165	$37,511,940
Issued as reinvestment of dividends	115,384	917,301	338,675	3,521,227
Redeemed	(416,323)	(3,200,019)	(6,424,182)	(67,939,067)
Net increase (decrease)	438,603	$3,346,405	(2,568,342)	$(26,905,900)
Strategic Income Fund Class N
Sold	2,667	$20,850	47,921	$505,817
Issued as reinvestment of dividends	2,033	16,142	2,628	27,304
Redeemed	(4,698)	(37,192)	(18,002)	(184,449)
Net increase (decrease)	2	$(200)	32,547	$348,672
High Yield Fund Class A
Sold	587,909	$4,243,635	846,665	$8,138,044
Issued as reinvestment of dividends	407,526	2,693,747	249,879	2,435,097
Redeemed	(466,941)	(3,400,926)	(1,039,435)	(9,835,269)
Net increase (decrease)	528,494	$3,536,456	57,109	$737,872
High Yield Fund Class L
Sold	106,101	$764,498	148,245	$1,427,276
Issued as reinvestment of dividends	49,870	330,635	38,894	380,204
Redeemed	(75,854)	(561,313)	(279,581)	(2,657,345)
Net increase (decrease)	80,117	$533,820	(92,442)	$(849,865)
High Yield Fund Class Y
Sold	1,299,860	$9,497,543	1,351,812	$13,020,516
Issued as reinvestment of dividends	730,443	4,864,754	793,517	7,788,620
Redeemed	(5,166,751)	(40,504,081)	(2,050,053)	(19,487,469)
Net increase (decrease)	(3,136,448)	$(26,141,784)	95,276	$1,321,667
High Yield Fund Class S
Sold	2,228,395	$16,204,250	2,384,767	$22,535,906
Issued as reinvestment of dividends	842,322	5,593,021	419,666	4,114,766
Redeemed	(738,684)	(5,383,397)	(1,970,223)	(18,867,249)
Net increase (decrease)	2,332,033	$16,413,874	834,210	$7,783,423
High Yield Fund Class N
Sold	12,594	$91,168	34,417	$355,910
Issued as reinvestment of dividends	7,903	52,789	15,235	148,777
Redeemed	(9,010)	(66,154)	(162,115)	(1,531,405)
Net increase (decrease)	11,487	$77,803	(112,463)	$(1,026,718)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
International Bond Fund Class A*
Sold	4,710	$42,546	21,702	$221,713
Issued as reinvestment of dividends	1,976	19,052	-	-
Redeemed	(6,954)	(68,256)	(1,064)	(10,800)
Net increase (decrease)	(268)	$(6,658)	20,638	$210,913
International Bond Fund Class L*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	1,268	12,247	-	-
Redeemed	-	-	-	-
Net increase (decrease)	1,268	$12,247	10,010	$100,100
International Bond Fund Class Y*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	1,285	12,404	-	-
Redeemed	-	-	-	-
Net increase (decrease)	1,285	$12,404	10,010	$100,100
International Bond Fund Class S*
Sold	852,431	$7,778,101	4,239,285	$43,972,899
Issued as reinvestment of dividends	264,510	2,552,508	-	-
Redeemed	(893,380)	(8,419,592)	(1,782,771)	(18,242,001)
Net increase (decrease)	223,561	$1,911,017	2,456,514	$25,730,898
International Bond Fund Class N*
Sold	-	$-	10,010	$100,100
Issued as reinvestment of dividends	1,211	11,677	-	-
Redeemed	-	-	-	-
Net increase (decrease)	1,211	$11,677	10,010	$100,100
Balanced Fund Class A
Sold	80,772	$606,036	436,770	$4,383,040
Issued as reinvestment of dividends	30,202	228,326	39,913	416,970
Redeemed	(260,137)	(1,813,447)	(525,396)	(5,150,274)
Net increase (decrease)	(149,163)	$(979,085)	(48,713)	$(350,264)
Balanced Fund Class L
Sold	8,497	$63,732	24,327	$237,206
Issued as reinvestment of dividends	7,647	58,421	9,145	96,655
Redeemed	(9,137)	(65,975)	(28,458)	(269,399)
Net increase (decrease)	7,007	$56,178	5,014	$64,462
Balanced Fund Class Y
Sold	35,048	$266,583	42,918	$435,597
Issued as reinvestment of dividends	7,145	56,517	9,511	103,759
Redeemed	(49,888)	(386,738)	(48,211)	(484,494)
Net increase (decrease)	(7,695)	$(63,638)	4,218	$54,862
Balanced Fund Class S
Sold	537,133	$3,979,263	466,948	$4,628,537
Issued as reinvestment of dividends	515,171	3,935,905	719,722	7,607,963
Redeemed	(2,306,706)	(17,209,002)	(3,551,507)	(34,883,547)
Net increase (decrease)	(1,254,402)	$(9,293,834)	(2,364,837)	$(22,647,047)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Balanced Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	- +	2	- +	4
Redeemed	-	-	-	-
Net increase (decrease)	-	$2	-	$4
Value Fund Class A
Sold	73,407	$698,003	202,395	$3,204,600
Issued as reinvestment of dividends	23,308	220,262	179,793	3,142,532
Redeemed	(151,716)	(1,407,126)	(451,500)	(6,980,003)
Net increase (decrease)	(55,001)	$(488,861)	(69,312)	$(632,871)
Value Fund Class L
Sold	177,269	$1,692,724	592,764	$9,040,878
Issued as reinvestment of dividends	67,616	639,646	496,360	8,710,846
Redeemed	(1,038,058)	(9,742,936)	(1,843,364)	(28,965,828)
Net increase (decrease)	(793,173)	$(7,410,566)	(754,240)	$(11,214,104)
Value Fund Class Y
Sold	16,295	$153,316	29,743	$447,581
Issued as reinvestment of dividends	3,870	36,571	28,480	499,809
Redeemed	(95,941)	(951,979)	(110,014)	(1,547,265)
Net increase (decrease)	(75,776)	$(762,092)	(51,791)	$(599,875)
Value Fund Class S
Sold	611,053	$5,741,758	471,279	$7,493,681
Issued as reinvestment of dividends	423,790	4,000,574	2,561,021	44,978,373
Redeemed	(2,268,285)	(21,007,908)	(5,403,208)	(84,544,586)
Net increase (decrease)	(1,233,442)	$(11,265,576)	(2,370,908)	$(32,072,532)
Value Fund Class N
Sold	560	$5,204	12,180	$186,394
Issued as reinvestment of dividends	81	768	234	4,075
Redeemed	(244)	(2,172)	(8,739)	(134,381)
Net increase (decrease)	397	$3,800	3,675	$56,088
Enhanced Index Value Fund Class A
Sold	359,851	$2,521,727	503,680	$5,837,914
Issued as reinvestment of dividends	46,091	344,302	5,362	65,468
Redeemed	(359,992)	(2,425,643)	(478,114)	(5,324,410)
Net increase (decrease)	45,950	$440,386	30,928	$578,972
Enhanced Index Value Fund Class L
Sold	1,717,979	$11,647,667	2,332,021	$26,439,965
Issued as reinvestment of dividends	264,860	1,986,451	39,783	487,734
Redeemed	(1,087,739)	(7,508,455)	(3,663,623)	(41,090,435)
Net increase (decrease)	895,100	$6,125,663	(1,291,819)	$(14,162,736)
Enhanced Index Value Fund Class Y
Sold	1,208,437	$8,432,080	1,568,863	$17,646,143
Issued as reinvestment of dividends	303,527	2,282,517	47,979	589,661
Redeemed	(1,487,216)	(10,766,667)	(5,430,937)	(62,764,866)
Net increase (decrease)	24,748	$(52,070)	(3,814,095)	$(44,529,062)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Enhanced Index Value Fund Class S
Sold	2,060,812	$14,274,306	3,847,943	$45,426,878
Issued as reinvestment of dividends	728,336	5,498,935	112,197	1,386,749
Redeemed	(3,639,898)	(25,680,059)	(6,079,766)	(67,777,046)
Net increase (decrease)	(850,750)	$(5,906,818)	(2,119,626)	$(20,963,419)
Enhanced Index Value Fund Class N
Sold	2,753	$18,821	3,036	$34,410
Issued as reinvestment of dividends	435	3,278	43	532
Redeemed	(2,255)	(15,592)	(12,884)	(148,560)
Net increase (decrease)	933	$6,507	(9,805)	$(113,618)
Enhanced Index Core Equity Fund Class A
Sold	142,781	$1,048,084	218,657	$2,616,699
Issued as reinvestment of dividends	14,846	114,316	5,494	70,985
Redeemed	(58,218)	(416,191)	(210,316)	(2,392,242)
Net increase (decrease)	99,409	$746,209	13,835	$295,442
Enhanced Index Core Equity Fund Class L
Sold	15,347	$116,658	17,409	$204,081
Issued as reinvestment of dividends	4,292	33,132	1,514	19,634
Redeemed	(28,166)	(198,815)	(18,241)	(203,140)
Net increase (decrease)	(8,527)	$(49,025)	682	$20,575
Enhanced Index Core Equity Fund Class Y
Sold	97,071	$705,623	217,992	$2,603,460
Issued as reinvestment of dividends	33,838	261,569	47,419	615,021
Redeemed	(277,728)	(2,052,877)	(3,214,683)	(38,799,694)
Net increase (decrease)	(146,819)	$(1,085,685)	(2,949,272)	$(35,581,213)
Enhanced Index Core Equity Fund Class S
Sold	1,614	$11,173	32,800	$417,023
Issued as reinvestment of dividends	1,207	9,344	574	7,464
Redeemed	(4,484)	(32,959)	(13,567)	(152,424)
Net increase (decrease)	(1,663)	$(12,442)	19,807	$272,063
Enhanced Index Core Equity Fund Class N
Sold	3,262	$23,683	37,608	$320,840
Issued as reinvestment of dividends	1,198	9,213	317	4,098
Redeemed	(28,446)	(184,135)	(24,251)	(210,609)
Net increase (decrease)	(23,986)	$(151,239)	13,674	$114,329
Main Street Fund Class A
Sold	97,440	$555,876	453,575	$4,081,159
Issued as reinvestment of dividends	23,114	134,984	273,279	2,778,550
Redeemed	(240,317)	(1,342,918)	(605,975)	(5,401,173)
Net increase (decrease)	(119,763)	$(652,058)	120,879	$1,458,536
Main Street Fund Class L
Sold	280,757	$1,609,475	351,933	$3,105,627
Issued as reinvestment of dividends	121,901	715,559	1,281,469	13,124,568
Redeemed	(1,145,614)	(6,151,646)	(2,164,393)	(20,058,569)
Net increase (decrease)	(742,956)	$(3,826,612)	(530,991)	$(3,828,374)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Main Street Fund Class Y
Sold	-	$-	-	$-
Issued as reinvestment of dividends	- +	1	2	17
Redeemed	-	-	-	-
Net increase (decrease)	-	$1	2	$17
Main Street Fund Class S
Sold	959,415	$5,148,784	781,585	$7,051,647
Issued as reinvestment of dividends	367,525	2,161,044	3,293,025	33,832,594
Redeemed	(1,442,122)	(8,231,698)	(5,209,877)	(46,748,423)
Net increase (decrease)	(115,182)	$(921,870)	(1,135,267)	$(5,864,182)
Main Street Fund Class N
Sold	151	$848	36,877	$348,136
Issued as reinvestment of dividends	273	1,603	2	18
Redeemed	(20,120)	(100,779)	(12,346)	(74,770)
Net increase (decrease)	(19,696)	$(98,328)	24,533	$273,384
Capital Appreciation Fund Class A
Sold	1,155,031	$7,646,476	2,019,112	$22,897,810
Issued as reinvestment of dividends	-	-	584,714	7,349,854
Redeemed	(2,403,956)	(15,655,162)	(5,505,026)	(61,491,819)
Net increase (decrease)	(1,248,925)	$(8,008,686)	(2,901,200)	$(31,244,155)
Capital Appreciation Fund Class L
Sold	2,412,559	$15,671,743	4,137,807	$47,040,201
Issued as reinvestment of dividends	-	-	161,786	2,033,656
Redeemed	(2,350,454)	(15,857,846)	(2,745,887)	(30,683,290)
Net increase (decrease)	62,105	$(186,103)	1,553,706	$18,390,567
Capital Appreciation Fund Class Y
Sold	751,238	$4,892,481	871,491	$9,014,968
Issued as reinvestment of dividends	-	-	88,436	1,115,179
Redeemed	(529,080)	(3,328,062)	(2,379,160)	(26,990,205)
Net increase (decrease)	222,158	$1,564,419	(1,419,233)	$(16,860,058)
Capital Appreciation Fund Class S
Sold	2,572,750	$17,333,463	11,074,050	$134,669,226
Issued as reinvestment of dividends	67,549	451,904	1,348,531	17,043,604
Redeemed	(4,211,024)	(28,364,353)	(10,842,548)	(120,491,227)
Net increase (decrease)	(1,570,725)	$(10,578,986)	1,580,033	$31,221,603
Capital Appreciation Fund Class N
Sold	12,716	$81,800	33,261	$354,914
Issued as reinvestment of dividends	-	-	2,349	29,192
Redeemed	(6,716)	(43,911)	(37,043)	(407,191)
Net increase (decrease)	6,000	$37,889	(1,433)	$(23,085)
Enhanced Index Growth Fund Class A
Sold	263,554	$1,544,439	214,293	$2,010,785
Issued as reinvestment of dividends	3,308	19,714	14,321	144,764
Redeemed	(225,120)	(1,365,581)	(174,429)	(1,639,823)
Net increase (decrease)	41,742	$198,572	54,185	$515,726

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Enhanced Index Growth Fund Class L
Sold	1,905,091	$11,183,318	3,048,848	$28,155,512
Issued as reinvestment of dividends	85,277	509,958	341,322	3,465,116
Redeemed	(1,130,198)	(6,548,698)	(3,691,451)	(33,526,056)
Net increase (decrease)	860,170	$5,144,578	(301,281)	$(1,905,428)
Enhanced Index Growth Fund Class Y
Sold	807,172	$4,774,044	2,227,951	$21,284,196
Issued as reinvestment of dividends	76,281	456,924	254,090	2,585,536
Redeemed	(736,527)	(4,283,351)	(5,505,279)	(53,140,861)
Net increase (decrease)	146,926	$947,617	(3,023,238)	$(29,271,129)
Enhanced Index Growth Fund Class S
Sold	2,133,053	$12,472,936	6,423,587	$62,218,916
Issued as reinvestment of dividends	133,268	796,944	603,112	6,127,398
Redeemed	(2,867,658)	(17,146,258)	(9,723,013)	(92,492,740)
Net increase (decrease)	(601,337)	$(3,876,378)	(2,696,314)	$(24,146,426)
Enhanced Index Growth Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	- +	4
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	-	$4
Discovery Value Fund Class A
Sold	303,065	$1,755,415	1,396,288	$15,141,336
Issued as reinvestment of dividends	180	1,017	79,197	932,149
Redeemed	(298,391)	(1,678,737)	(662,425)	(6,884,867)
Net increase (decrease)	4,854	$77,695	813,060	$9,188,618
Discovery Value Fund Class L
Sold	122,287	$701,551	559,764	$6,088,493
Issued as reinvestment of dividends	2,347	13,263	4,483	52,203
Redeemed	(185,220)	(1,057,125)	(190,353)	(1,967,232)
Net increase (decrease)	(60,586)	$(342,311)	373,894	$4,173,464
Discovery Value Fund Class Y
Sold	180,559	$1,054,917	149,351	$1,520,911
Issued as reinvestment of dividends	4,560	25,811	37,557	444,777
Redeemed	(515,321)	(2,937,795)	(238,206)	(2,379,858)
Net increase (decrease)	(330,202)	$(1,857,067)	(51,298)	$(414,170)
Discovery Value Fund Class S
Sold	1,181,968	$6,842,180	1,706,018	$17,835,087
Issued as reinvestment of dividends	15,628	88,452	50,596	599,034
Redeemed	(366,536)	(2,092,217)	(1,579,034)	(14,732,351)
Net increase (decrease)	831,060	$4,838,415	177,580	$3,701,770
Discovery Value Fund Class N
Sold	17,307	$99,528	51,129	$541,555
Issued as reinvestment of dividends	-	-	2,808	32,995
Redeemed	(28,816)	(149,627)	(25,770)	(257,388)
Net increase (decrease)	(11,509)	$(50,099)	28,167	$317,162

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Small Capitalization Value Fund Class A
Sold	29,864	$158,648	123,593	$1,122,671
Issued as reinvestment of dividends	2,734	15,774	85,989	889,985
Redeemed	(106,695)	(537,026)	(161,400)	(1,517,321)
Net increase (decrease)	(74,097)	$(362,604)	48,182	$495,335
Small Capitalization Value Fund Class L
Sold	79	$411	75,638	$623,149
Issued as reinvestment of dividends	-	-	24	252
Redeemed	- +	(2)	(75,591)	(516,478)
Net increase (decrease)	79	$409	71	$106,923
Small Capitalization Value Fund Class Y
Sold	49,384	$261,037	32,033	$297,777
Issued as reinvestment of dividends	2,902	17,002	42,734	450,843
Redeemed	(17,690)	(100,056)	(398,498)	(5,614,425)
Net increase (decrease)	34,596	$177,983	(323,731)	$(4,865,805)
Small Capitalization Value Fund Class S
Sold	264,081	$1,405,309	272,616	$2,461,213
Issued as reinvestment of dividends	39,522	231,599	2,111,541	22,295,843
Redeemed	(540,897)	(2,979,582)	(5,839,035)	(54,666,127)
Net increase (decrease)	(237,294)	$(1,342,674)	(3,454,878)	$(29,909,071)
Small Capitalization Value Fund Class N
Sold	1,299	$6,550	9,844	$120,501
Issued as reinvestment of dividends	44	252	3,873	39,546
Redeemed	(78)	(408)	(98,929)	(1,333,940)
Net increase (decrease)	1,265	$6,394	(85,212)	$(1,173,893)
Main Street Small Cap Fund Class A
Sold	316,610	$1,857,948	473,454	$4,565,344
Issued as reinvestment of dividends	1,175	7,110	9,412	97,553
Redeemed	(155,294)	(910,645)	(190,248)	(1,677,799)
Net increase (decrease)	162,491	$954,413	292,618	$2,985,098
Main Street Small Cap Fund Class L
Sold	950,548	$5,391,928	3,335,173	$31,912,478
Issued as reinvestment of dividends	20,397	123,810	115,658	1,202,855
Redeemed	(1,455,498)	(8,277,241)	(2,628,759)	(24,886,286)
Net increase (decrease)	(484,553)	$(2,761,503)	822,072	$8,229,047
Main Street Small Cap Fund Class Y
Sold	4	$26	1,323	$12,772
Issued as reinvestment of dividends	-	-	- +	3
Redeemed	(1,322)	(8,713)	(5)	(46)
Net increase (decrease)	(1,318)	$(8,687)	1,318	$12,729
Main Street Small Cap Fund Class S
Sold	1,388,421	$7,948,816	3,936,760	$37,966,491
Issued as reinvestment of dividends	46,136	280,046	162,744	1,691,269
Redeemed	(1,676,212)	(9,948,728)	(2,777,684)	(25,686,743)
Net increase (decrease)	(241,655)	$(1,719,866)	1,321,820	$13,971,017

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Main Street Small Cap Fund Class N
Sold	4,963	$30,283	270	$2,577
Issued as reinvestment of dividends	-	-	57	586
Redeemed	-	-	(29)	(222)
Net increase (decrease)	4,963	$30,283	298	$2,941
Small Company Opportunities Fund Class A
Sold	611,980	$3,183,199	747,130	$6,267,884
Issued as reinvestment of dividends	-	-	2,931,488	27,903,763
Redeemed	(2,467,746)	(13,449,419)	(5,631,161)	(48,870,466)
Net increase (decrease)	(1,855,766)	$(10,266,220)	(1,952,543)	$(14,698,819)
Small Company Opportunities Fund Class L
Sold	90,819	$480,565	132,431	$1,095,349
Issued as reinvestment of dividends	2,639	14,832	152,896	1,474,685
Redeemed	(265,775)	(1,396,816)	(232,250)	(2,132,145)
Net increase (decrease)	(172,317)	$(901,419)	53,077	$437,889
Small Company Opportunities Fund Class Y
Sold	12,314	$69,823	32,134	$302,269
Issued as reinvestment of dividends	69	390	121,705	1,177,842
Redeemed	(26,575)	(138,611)	(596,135)	(5,544,859)
Net increase (decrease)	(14,192)	$(68,398)	(442,296)	$(4,064,748)
Small Company Opportunities Fund Class S
Sold	904,532	$4,574,767	731,730	$6,423,352
Issued as reinvestment of dividends	94,568	534,310	3,972,027	38,665,943
Redeemed	(1,483,469)	(7,785,401)	(5,923,328)	(53,263,312)
Net increase (decrease)	(484,369)	$(2,676,324)	(1,219,571)	$(8,174,017)
Small Company Opportunities Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	-	-	16	153
Redeemed	-	-	-	-
Net increase (decrease)	-	$-	16	$153
Global Fund Class A
Sold	499,027	$3,336,021	1,213,544	$13,417,330
Issued as reinvestment of dividends	198,703	1,282,569	257,382	3,261,394
Redeemed	(656,249)	(4,304,631)	(1,326,422)	(14,062,490)
Net increase (decrease)	41,481	$313,959	144,504	$2,616,234
Global Fund Class L
Sold	519,888	$3,455,512	705,121	$7,883,990
Issued as reinvestment of dividends	1,066,414	6,978,712	1,528,188	19,514,935
Redeemed	(2,584,728)	(16,309,936)	(5,132,312)	(56,373,370)
Net increase (decrease)	(998,426)	$(5,875,712)	(2,899,003)	$(28,974,445)
Global Fund Class Y
Sold	69,506	$473,696	143,913	$1,619,092
Issued as reinvestment of dividends	29,903	195,403	55,505	706,854
Redeemed	(268,678)	(1,542,561)	(448,164)	(5,121,739)
Net increase (decrease)	(169,269)	$(873,462)	(248,746)	$(2,795,793)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Global Fund Class S
Sold	1,219,721	$7,336,670	735,935	$8,033,442
Issued as reinvestment of dividends	1,500,226	9,871,087	2,234,191	28,599,551
Redeemed	(3,925,765)	(26,700,583)	(8,159,693)	(89,355,326)
Net increase (decrease)	(1,205,818)	$(9,492,826)	(5,189,567)	$(52,722,333)
Global Fund Class N
Sold	10,764	$70,307	31,801	$366,656
Issued as reinvestment of dividends	3,727	24,171	2,945	37,472
Redeemed	(7,780)	(51,516)	(19,448)	(240,849)
Net increase (decrease)	6,711	$42,962	15,298	$163,279
International Equity Fund Class A
Sold	359,030	$3,121,767	716,203	$11,330,093
Issued as reinvestment of dividends	369,256	3,002,052	94,965	1,588,757
Redeemed	(582,057)	(4,934,877)	(2,228,004)	(33,356,546)
Net increase (decrease)	146,229	$1,188,942	(1,416,836)	$(20,437,696)
International Equity Fund Class L
Sold	923,750	$7,985,510	1,607,409	$24,170,864
Issued as reinvestment of dividends	480,314	3,957,105	115,135	1,942,331
Redeemed	(976,588)	(8,397,059)	(2,370,888)	(36,344,211)
Net increase (decrease)	427,476	$3,545,556	(648,344)	$(10,231,016)
International Equity Fund Class Y
Sold	271,028	$2,346,653	400,029	$5,773,535
Issued as reinvestment of dividends	196,150	1,632,548	80,078	1,359,714
Redeemed	(185,402)	(1,606,532)	(2,670,748)	(44,283,003)
Net increase (decrease)	281,776	$2,372,669	(2,190,641)	$(37,149,754)
International Equity Fund Class S
Sold	1,815,054	$15,656,994	4,967,556	$80,454,979
Issued as reinvestment of dividends	4,307,242	35,920,085	1,182,834	20,108,176
Redeemed	(5,372,766)	(46,820,706)	(13,372,273)	(204,212,416)
Net increase (decrease)	749,530	$4,756,373	(7,221,883)	$(103,649,261)
International Equity Fund Class N
Sold	-	$-	-	$-
Issued as reinvestment of dividends	16	125	2	41
Redeemed	-	-	-	-
Net increase (decrease)	16	$125	2	$41
Focused International Fund Class A
Sold	370,262	$2,998,778	2,165,769	$30,753,455
Issued as reinvestment of dividends	21,524	186,185	87,194	1,361,950
Redeemed	(473,149)	(3,758,707)	(1,129,034)	(14,751,657)
Net increase (decrease)	(81,363)	$(573,744)	1,123,929	$17,363,748
Focused International Fund Class L
Sold	1,145,402	$9,293,376	988,332	$14,167,975
Issued as reinvestment of dividends	8,030	69,703	37,510	587,273
Redeemed	(303,828)	(2,372,351)	(1,100,928)	(12,623,090)
Net increase (decrease)	849,604	$6,990,728	(75,086)	$2,132,158

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Focused International Fund Class Y
Sold	92,864	$743,018	851,156	$8,832,647
Issued as reinvestment of dividends	8,835	76,601	1,234	19,321
Redeemed	(73,528)	(612,257)	(249,437)	(2,795,061)
Net increase (decrease)	28,171	$207,362	602,953	$6,056,907
Focused International Fund Class S
Sold	2,417,196	$19,805,124	2,385,876	$33,850,075
Issued as reinvestment of dividends	33,628	291,890	42,635	667,451
Redeemed	(503,302)	(4,111,534)	(1,247,098)	(16,045,564)
Net increase (decrease)	1,947,522	$15,985,480	1,181,413	$18,471,962
Focused International Fund Class N
Sold	9,512	$75,777	33,740	$441,343
Issued as reinvestment of dividends	254	2,188	1,371	21,352
Redeemed	(2,886)	(22,613)	(8,383)	(103,074)
Net increase (decrease)	6,880	$55,352	26,728	$359,621
Strategic Emerging Markets Fund Class A**
Sold	18,163	$175,405
Issued as reinvestment of dividends	-	-
Redeemed	(4,124)	(38,482)
Net increase (decrease)	14,039	$136,923
Strategic Emerging Markets Fund Class L**
Sold	1,522,799	$14,310,441
Issued as reinvestment of dividends	-	-
Redeemed	(96,892)	(908,602)
Net increase (decrease)	1,425,907	$13,401,839
Strategic Emerging Markets Fund Class Y**
Sold	10,010	$100,100
Issued as reinvestment of dividends	- +	1
Redeemed	-	-
Net increase (decrease)	10,010	$100,101
Strategic Emerging Markets Fund Class S**
Sold	4,109,031	$39,606,725
Issued as reinvestment of dividends	426	4,336
Redeemed	(61,280)	(603,000)
Net increase (decrease)	4,048,177	$39,008,061
Strategic Emerging Markets Fund Class N**
Sold	10,010	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-
Net increase (decrease)	10,010	$100,100
* Fund commenced operations on December 20, 2007.
** Fund commenced operations on November 3, 2008.
+ Amount rounds to less than 0.5 share.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives

Notes to Financial Statements (Unaudited) (Continued)

all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended April 30, 2009, were waived for any redemptions or exchanges subject to such a charge.

6. Federal Income Tax Information

At April 30, 2009, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$353,425,704	$8,182,781	$(25,345,618)	$(17,162,837)
Inflation-Protected and Income Fund	214,088,897	7,269,182	(6,300,030)	969,152
Core Bond Fund	1,359,770,477	21,205,372	(105,669,817)	(84,464,445)
Diversified Bond Fund	357,236,216	3,000,448	(27,972,441)	(24,971,993)
Strategic Income Fund	312,201,098	7,086,808	(53,319,660)	(46,232,852)
High Yield Fund	161,050,162	2,244,799	(17,949,520)	(15,704,721)
International Bond Fund	26,493,053	122,700	(2,059,220)	(1,936,520)
Balanced Fund	125,984,265	3,351,155	(13,165,850)	(9,814,695)
Value Fund	215,518,124	7,968,889	(34,926,228)	(26,957,339)
Enhanced Index Value Fund	322,267,165	7,425,994	(71,339,380)	(63,913,386)
Enhanced Index Core Equity Fund	15,734,580	651,064	(2,349,756)	(1,698,692)
Main Street Fund	213,444,116	4,624,275	(55,448,193)	(50,823,918)
Capital Appreciation Fund	722,013,841	25,365,270	(107,075,458)	(81,710,188)
Enhanced Index Growth Fund	175,979,249	6,525,960	(22,029,639)	(15,503,679)
Discovery Value Fund	46,400,592	2,164,905	(7,012,406)	(4,847,501)
Small Capitalization Value Fund	15,221,142	1,282,203	(1,957,686)	(675,483)
Main Street Small Cap Fund	101,673,783	7,650,241	(22,986,066)	(15,335,825)
Small Company Opportunities Fund	195,286,087	13,466,460	(49,931,514)	(36,465,054)
Global Fund	414,927,986	15,976,543	(113,717,750)	(97,741,207)
International Equity Fund	659,403,134	60,626,393	(168,828,269)	(108,201,876)
Focused International Fund	95,324,772	4,160,075	(11,831,338)	(7,671,263)
Strategic Emerging Markets Fund	53,524,480	11,002,139	(350,738)	10,651,401

Note: The aggregate cost for investments for the Money Market Fund at April 30, 2009, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration dates, whichever occurs first. At October 31, 2008, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2011	Expiring 2014	Expiring 2015	Expiring 2016
Money Market Fund	$-	$-	$-	$977,903
Short-Duration Bond Fund	-	2,820,327	-	-
Inflation-Protected and Income Fund	-	715,787	5,031,637	1,672,741
Strategic Income Fund	-	-	-	3,398,491
High Yield Fund	-	-	-	19,891,231
International Bond Fund	-	-	-	36,261

Notes to Financial Statements (Unaudited) (Continued)

	Expiring 2011	Expiring 2014	Expiring 2015	Expiring 2016
Balanced Fund	$-	$-	$-	$12,115,530
Value Fund	-	-	-	50,076,696
Enhanced Index Value Fund	-	-	-	69,096,153
Enhanced Index Core Equity Fund	905,868	-	-	5,807,763
Main Street Fund	-	-	-	27,697,981
Capital Appreciation Fund	-	-	-	35,755,420
Enhanced Index Growth Fund	-	-	-	26,490,175
Discovery Value Fund	-	-	-	10,093,994
Small Capitalization Value Fund	-	-	-	13,727,942
Main Street Small Cap Fund	-	-	-	13,210,283
Small Company Opportunities Fund	-	-	-	29,042,979
Focused International Fund	-	-	-	14,968,836

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended October 31, 2008, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$21,370,850	$-	$127,887
Short-Duration Bond Fund	25,265,745	-	-
Inflation-Protected and Income Fund	17,161,715	-	-
Core Bond Fund	78,695,878	-	-
Diversified Bond Fund	25,183,167	-	-
Strategic Income Fund	23,102,049	2,291,642	-
High Yield Fund	14,535,341	504,867	-
Balanced Fund	5,641,619	2,590,234	-
Value Fund	22,710,996	34,634,617	-
Enhanced Index Value Fund	2,531,245	-	-
Enhanced Index Core Equity Fund	721,616	-	-
Main Street Fund	20,722,847	29,045,740	-
Capital Appreciation Fund	860,587	26,713,651	212,686
Enhanced Index Growth Fund	9,226,977	3,109,341	-
Discovery Value Fund	2,269,379	370,527	-
Small Capitalization Value Fund	3,295,308	20,409,114	-
Main Street Small Cap Fund	2,936,499	55,766	-
Small Company Opportunities Fund	57,182,758	12,058,023	-
Global Fund	9,083,074	43,046,268	-
International Equity Fund	21,054,756	3,948,488	-
Focused International Fund	1,800,456	1,145,611	-

Notes to Financial Statements (Unaudited) (Continued)

The following Fund(s) have elected to pass through foreign tax credit for the year ended October 31, 2008:

Amount
Global Fund	$1,115,333
Focused International Fund	162,889

At October 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$-	$(977,903)	$(20,789)	$-
Short-Duration Bond Fund	14,695,368	(2,820,327)	(202,818)	(29,778,621)
Inflation-Protected and Income Fund	18,491,754	(7,420,165)	(2,873)	(32,415,221)
Core Bond Fund	65,224,119	-	(3,256,012)	(139,944,725)
Diversified Bond Fund	16,699,319	-	-	(43,934,562)
Strategic Income Fund	10,607,508	(3,398,491)	13,365,276	(86,405,156)
High Yield Fund	11,678,884	(19,891,231)	114,095	(37,609,692)
International Bond Fund	2,500,870	(36,261)	(225)	(4,301,882)
Balanced Fund	3,457,405	(12,115,530)	(9,869)	(27,905,815)
Value Fund	4,331,977	(50,076,696)	(31,473)	(88,565,578)
Enhanced Index Value Fund	8,310,629	(69,096,153)	(3,371)	(115,453,866)
Enhanced Index Core Equity Fund	357,435	(6,713,631)	(277)	(5,508,911)
Main Street Fund	2,361,246	(27,697,981)	49,795	(71,033,807)
Capital Appreciation Fund	-	(35,755,420)	(7,653)	(207,066,480)
Enhanced Index Growth Fund	1,262,419	(26,490,175)	(1,892)	(54,337,146)
Discovery Value Fund	38,622	(10,093,994)	(437)	(22,192,783)
Small Capitalization Value Fund	165,268	(13,727,942)	(395)	(6,357,476)
Main Street Small Cap Fund	203,829	(13,210,283)	(895)	(37,455,511)
Small Company Opportunities Fund	38,208	(29,042,979)	-	(74,953,828)
Global Fund	3,921,383	13,872,975	(5,568)	(116,956,317)
International Equity Fund	1,420,065	42,935,888	(28,639)	(145,773,660)
Focused International Fund	175,802	(14,968,836)	8,946	(28,681,606)

The Funds are subject to the provisions of FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at April 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended April 30, 2009, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for

Notes to Financial Statements (Unaudited) (Continued)

returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds' understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7. Investment in Affiliated Issuers

A summary of the Funds' transactions in the securities of these issuers during the period ended April 30, 2009, was as follows:

	Number of Shares Held, Beginning of Period	Purchases	Sales	Number of Shares Held, End of Period	Value, End of Period	Dividend Income	Realized Gains Distributions
Strategic Income Fund
Oppenheimer Institutional Money Market Fund Class E	22,154,142	64,020,907	76,273,269	9,901,780	$9,901,780	$97,204	$-
Oppenheimer Master Loan Fund LLC	177,664,975	-	-	177,664,975	14,580,623	-	-
					$24,482,403	$97,204	$-
Global Fund
Oppenheimer Institutional Money Market Fund Class E	4,039,618	32,289,799	32,602,440	3,726,977	$3,726,977	$24,903	$-
International Equity Fund
Oppenheimer Institutional Money Market Fund Class E	58,882,604	52,929,596	79,142,686	32,669,514	$32,669,514	$294,538	$-

8. Indemnifications

Under the Funds' organizational documents, current and former Trustees and Officers are provided with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Credit Risk

The Funds invest a portion of their assets, directly or indirectly, in structured securities of issuers backed by mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market's perception of credit quality on structured securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation of such securities.

10. New Accounting Pronouncements

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' use of, and accounting for, derivative instruments and the effect on the results of each Fund's operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate

Notes to Financial Statements (Unaudited) (Continued)

a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

11. Proxy Voting

A description of the policies and procedures that each Fund's investment adviser and sub-advisers use to vote proxies relating to the Fund's portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/retire and on the Securities and Exchange Commission's website at http://www.sec.gov.

12. Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

13. Trustees' Approval of Investment Advisory Contracts

At a meeting held on May 21, 2008, the Trustees, including the Trustees who are not "interested persons" (as such term is defined in the 1940 Act) of the Trust, MassMutual or Sub-Advisers (the "Independent Trustees"), approved the Advisory Agreement for one new series of the MassMutual Premier Funds, the Strategic Emerging Markets Fund, and the Sub-Advisory Agreement with Baring for the Fund, subject to approval by the shareholders of the Fund of the Advisory and Sub-Advisory Agreements. In preparation for the meeting, the Trustees requested, and MassMutual provided in advance, certain materials relevant to the consideration of the Advisory and Sub-Advisory Agreements (the "Materials"). In all of their deliberations, the Trustees were advised by independent counsel.

In approving the Advisory Agreement, the Trustees considered the Materials and information discussed with representatives of MassMutual ("Management") at the meeting relating to MassMutual and the nature, scope and quality of services MassMutual would provide to the Fund. The Trustees noted the fact that MassMutual would delegate substantially all responsibility for furnishing a continuous investment program for the Fund, and making investment decisions with respect to the Fund's assets, to the Sub-Adviser. The Trustees examined MassMutual's ability to provide investment oversight, administrative and shareholders services to the Fund. The Trustees also considered the experience and qualifications of the personnel of MassMutual that would be performing, or overseeing the performance of, the services to be provided to the Fund and the needs of the Fund for administrative and shareholder services.

The Trustees considered a number of factors it believed would be relevant to the interests of the shareholders of the Fund. Such factors included: (i) the ability of MassMutual to monitor the operations and performance of Baring; (ii) the financial condition, stability and business strategy of MassMutual; (iii) the ability of MassMutual with respect to regulatory compliance and the ability to monitor compliance with the investment policies of the Fund; (iv) the profitability of MassMutual; (v) possible economies of scale; and (vi) any conditions affecting MassMutual's future provision of high quality services to the Fund.

In approving the Sub-Advisory Agreement, the Trustees discussed with Management and considered a wide range of information about, among other things: (i) Baring and its personnel with responsibilities for providing services to the Fund; (ii) the terms of the Sub-Advisory Agreement; (iii) the scope and quality of services to be provided to the Fund under the Sub-Advisory Agreement; (iv) the historical investment performance track record of Baring; (v) the fees payable to Baring by MassMutual and the

Notes to Financial Statements (Unaudited) (Continued)

effect of such fees on the profitability to MassMutual; and (vi) Baring's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Fund, and the brokers' and dealers' provision of brokerage and research services to Baring.

Based on the foregoing, the Trustees determined that: (i) overall, they were satisfied with the nature, extent and quality of services expected to be provided under the Advisory Agreement, including the anticipated level of MassMutual's oversight of the Fund and the sub-advisory process; (ii) MassMutual's projected levels of profitability from its relationship to the Fund was not excessive and the advisory fee payable under the Advisory Agreement and the Fund's total expenses were fair and reasonable; (iii) the investment processes, research capabilities and philosophies of Baring would be well suited to the Fund given its investment objectives and policies; and (iv) the terms of the Advisory and Sub-Advisory Agreements were fair and reasonable with respect to the Fund and were in the best interests of the Fund's shareholders. After carefully considering the information summarized above, the Trustees, including the Independent Trustees voting separately, unanimously voted to approve the Advisory Agreement and the Sub-Advisory Agreement.

Prior to the votes being taken to approve the Advisory and Sub-Advisory Agreements, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. In their deliberations with respect to these matters, the Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.

The Advisory Agreement and Sub-Advisory Agreement became effective on November 3, 2008.

14. Subsequent Events

On May 4, 2009, the MassMutual Premier Inflation-Protected Bond Fund's name changed to the MassMutual Premier Inflation-Protected and Income Fund.

Other Information

Fund Expenses April 30, 2009

Expense Examples:

The following information is in regards to expenses for the six months ended April 30, 2009:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended April 30, 2009.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Operating Expenses Incurred" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Class A	$1,000	0.73%	$1,002.70	$3.62	$1,021.20	$3.66
Class L	1,000	0.57%	1,003.60	2.83	1,022.00	2.86
Class Y	1,000	0.59%	1,003.40	2.93	1,021.90	2.96
Class S	1,000	0.50%	1,003.90	2.48	1,022.30	2.51
Short-Duration Bond Fund
Class A	1,000	0.94%	1,053.90	4.79	1,020.10	4.71
Class L	1,000	0.69%	1,054.00	3.51	1,021.40	3.46
Class Y	1,000	0.61%	1,055.00	3.11	1,021.80	3.06
Class S	1,000	0.56%	1,055.30	2.85	1,022.00	2.81
Class N	1,000	1.24%	1,052.10	6.31	1,018.60	6.21
Inflation-Protected and Income Fund
Class A	1,000	0.96%	1,089.30	4.97	1,020.00	4.81
Class L	1,000	0.81%	1,091.20	4.20	1,020.80	4.06
Class Y	1,000	0.66%	1,091.30	3.42	1,021.50	3.31
Class S	1,000	0.56%	1,092.10	2.90	1,022.00	2.81
Class N	1,000	1.26%	1,088.80	6.53	1,018.50	6.31

Other Information (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Core Bond Fund
Class A	$1,000	0.97%	$1,075.70	$4.99	$1,020.00	$4.86
Class L	1,000	0.72%	1,076.80	3.71	1,021.20	3.61
Class Y	1,000	0.65%	1,076.30	3.35	1,021.60	3.26
Class S	1,000	0.60%	1,076.90	3.09	1,021.80	3.01
Class N	1,000	1.29%	1,073.80	6.63	1,018.40	6.46
Diversified Bond Fund
Class A	1,000	1.02%	1,066.40	5.23	1,019.70	5.11
Class L	1,000	0.78%	1,068.30	4.00	1,020.90	3.91
Class Y	1,000	0.77%	1,067.50	3.95	1,021.00	3.86
Class S	1,000	0.72%	1,067.50	3.69	1,021.20	3.61
Class N	1,000	1.32%	1,064.80	6.76	1,018.20	6.61
Strategic Income Fund
Class A	1,000	1.16%	994.30	5.74	1,019.00	5.81
Class L	1,000	0.89%	997.10	4.41	1,020.40	4.46
Class Y	1,000	0.76%	997.00	3.76	1,021.00	3.81
Class S	1,000	0.71%	997.30	3.52	1,021.30	3.56
Class N	1,000	1.38%	993.40	6.82	1,018.00	6.90
High Yield Fund
Class A	1,000	1.16%	1,077.90	5.98	1,019.00	5.81
Class L	1,000	0.91%	1,079.00	4.69	1,020.30	4.56
Class Y	1,000	0.76%	1,079.70	3.92	1,021.00	3.81
Class S	1,000	0.71%	1,080.20	3.66	1,021.30	3.56
Class N	1,000	1.46%	1,077.50	7.52	1,017.60	7.30
International Bond Fund
Class A	1,000	1.20%	1,046.00	6.09	1,018.80	6.01
Class L	1,000	0.95%	1,048.00	4.82	1,020.10	4.76
Class Y	1,000	0.80%	1,048.40	4.06	1,020.80	4.01
Class S	1,000	0.75%	1,049.80	3.81	1,021.10	3.76
Class N	1,000	1.50%	1,045.70	7.61	1,017.40	7.50
Balanced Fund
Class A	1,000	1.21%	984.50	5.95	1,018.80	6.06
Class L	1,000	0.96%	985.80	4.73	1,020.00	4.81
Class Y	1,000	0.81%	986.30	3.99	1,020.80	4.06
Class S	1,000	0.65%	986.90	3.20	1,021.60	3.26
Class N	1,000	1.52%	983.90	7.48	1,017.30	7.60
Value Fund
Class A	1,000	1.13%	952.20	5.47	1,019.20	5.66
Class L	1,000	0.84%	952.70	4.07	1,020.60	4.21
Class Y	1,000	0.73%	953.40	3.54	1,021.20	3.66
Class S	1,000	0.63%	954.40	3.05	1,021.70	3.16
Class N	1,000	1.44%	950.30	6.96	1,017.70	7.20

Other Information (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Enhanced Index Value Fund
Class A	$1,000	1.13%	$853.10	$5.19	$1,019.20	$5.66
Class L	1,000	0.88%	853.30	4.04	1,020.60	4.41
Class Y	1,000	0.73%	854.60	3.36	1,021.10	3.66
Class S	1,000	0.63%	855.50	2.90	1,021.70	3.16
Class N	1,000	1.44%	851.60	6.61	1,017.70	7.20
Enhanced Index Core Equity Fund
Class A	1,000	1.09%	900.60	5.14	1,019.40	5.46
Class L	1,000	0.84%	901.90	3.96	1,020.60	4.21
Class Y	1,000	0.69%	902.90	3.26	1,021.40	3.46
Class S	1,000	0.59%	903.20	2.78	1,021.90	2.96
Class N	1,000	1.40%	899.60	6.59	1,017.90	7.00
Main Street Fund
Class A	1,000	1.16%	960.40	5.64	1,019.00	5.81
Class L	1,000	0.91%	960.90	4.42	1,020.30	4.56
Class Y	1,000	0.76%	962.30	3.70	1,021.00	3.81
Class S	1,000	0.71%	962.50	3.45	1,021.30	3.56
Class N	1,000	1.46%	959.60	7.09	1,017.60	7.30
Capital Appreciation Fund
Class A	1,000	1.09%	976.10	5.34	1,019.40	5.46
Class L	1,000	0.97%	977.50	4.76	1,020.00	4.86
Class Y	1,000	0.82%	977.50	4.02	1,020.70	4.11
Class S	1,000	0.71%	978.80	3.48	1,021.30	3.56
Class N	1,000	1.46%	974.40	7.15	1,017.60	7.30
Enhanced Index Growth Fund
Class A	1,000	1.08%	963.80	5.26	1,019.40	5.41
Class L	1,000	0.83%	964.00	4.04	1,020.70	4.16
Class Y	1,000	0.68%	966.20	3.32	1,021.40	3.41
Class S	1,000	0.63%	965.40	3.07	1,021.70	3.16
Class N	1,000	1.38%	961.10	6.71	1,018.00	6.90
Discovery Value Fund
Class A	1,000	1.40%	1,033.30	7.06	1,017.90	7.00
Class L	1,000	1.15%	1,036.30	5.81	1,019.10	5.76
Class Y	1,000	1.00%	1,035.90	5.05	1,019.80	5.01
Class S	1,000	0.93%	1,037.00	4.70	1,020.20	4.66
Class N	1,000	1.70%	1,033.40	8.57	1,016.40	8.50
Small Capitalization Value Fund
Class A	1,000	1.59%	871.70	7.38	1,016.90	7.95
Class L	1,000	1.35%	875.00	6.28	1,018.90	6.76
Class Y	1,000	1.19%	875.70	5.53	1,018.90	5.96
Class S	1,000	1.14%	875.20	5.30	1,019.10	5.71
Class N	1,000	1.90%	870.70	8.81	1,015.40	9.49

Other Information (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Main Street Small Cap Fund
Class A	$1,000	1.14%	$993.00	$5.63	$1,019.10	$5.71
Class L	1,000	0.89%	995.00	4.40	1,020.40	4.46
Class Y	1,000	0.64%	992.70	3.16	1,022.00	3.21
Class S	1,000	0.69%	994.80	3.41	1,021.40	3.46
Class N	1,000	1.49%	991.20	7.36	1,017.40	7.45
Small Company Opportunities Fund
Class A	1,000	1.14%	993.60	5.64	1,019.10	5.71
Class L	1,000	0.89%	994.10	4.40	1,020.40	4.46
Class Y	1,000	0.79%	994.70	3.91	1,020.90	3.96
Class S	1,000	0.69%	995.00	3.41	1,021.40	3.46
Class N	1,000	1.49%	990.30	7.35	1,017.40	7.45
Global Fund
Class A	1,000	1.43%	995.20	7.07	1,017.70	7.15
Class L	1,000	1.14%	996.40	5.64	1,019.10	5.71
Class Y	1,000	1.03%	995.40	5.10	1,019.70	5.16
Class S	1,000	0.89%	997.60	4.41	1,020.40	4.46
Class N	1,000	1.52%	995.10	7.52	1,017.30	7.60
International Equity Fund
Class A	1,000	1.52%	1,018.00	7.61	1,017.30	7.60
Class L	1,000	1.27%	1,019.90	6.36	1,018.50	6.36
Class Y	1,000	1.12%	1,020.40	5.61	1,019.20	5.61
Class S	1,000	1.09%	1,020.20	5.46	1,019.40	5.46
Class N	1,000	1.82%	1,017.10	9.10	1,015.80	9.10
Focused International Fund
Class A	1,000	1.61%	1,004.00	8.00	1,016.80	8.05
Class L	1,000	1.37%	1,004.90	6.81	1,018.00	6.85
Class Y	1,000	1.21%	1,005.90	6.02	1,018.80	6.06
Class S	1,000	1.14%	1,006.80	5.67	1,019.10	5.71
Class N	1,000	1.94%	1,002.50	9.63	1,015.20	9.69
Strategic Emerging Markets Fund**
Class A	1,000	1.65%	1,168.00	8.77	1,016.70	8.25
Class L	1,000	1.40%	1,169.00	7.45	1,018.00	7.00
Class Y	1,000	1.25%	1,170.00	6.65	1,018.60	6.26
Class S	1,000	1.15%	1,170.20	6.12	1,019.10	5.76
Class N	1,000	1.95%	1,166.00	10.35	1,015.20	9.74

*

Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2009, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.

**

Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on November 3, 2008, through April 30, 2009, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2009, multiplied by the number of days in the six month period and divided by the number of days in the year.

Distributor:
MML Distributors, LLC
1295 State Street
Springfield, MA 01111-0001

June 29, 2009

MassMutual
FINANCIAL GROUP®

Massachusetts Mutual Life Insurance Company
and affiliates, Springfield, MA 01111-0001

www.massmutual.com

Securities offered through registered representatives of MML Investors Services, Inc., member FINRA and SIPC (www.finra.org and www.sipc.org), 1295 State Street, Springfield, MA 01111.

© 2009 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com.
MassMutual Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.

L4544 0609
C:05477-04

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Items 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	6/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	6/26/09

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	6/26/09